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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1. Schedule of Investments

2013 QUARTERLY REPORT

Russell Funds

JANUARY 31, 2013

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y

(formerly, Russell U.S. Quantitative Equity Fund)

Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y

(formerly, Russell U.S. Growth Fund)

Russell U.S. Strategic Equity Fund	A, C, E, S

Russell U.S. Large Cap Equity Fund	A, C, S

Russell U.S. Mid Cap Equity Fund	A, C, S

Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Opportunistic Credit Fund	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Funds

Russell Tax Exempt Bond Fund	A, C, E, S

Alternative and Specialty Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund	A, C, E, S, Y

Russell Multi-Strategy Alternative Fund	A, C, E, S, Y

Russell Strategic Call Overwriting Fund	S

Money Market Funds

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 23 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2013 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 97.1%
Consumer Discretionary - 15.3%
Advance Auto Parts, Inc.	21,800	1,603
Amazon.com, Inc. (Æ)	42,830	11,371
AMC Networks, Inc. Class A (Æ)	10,300	587
American Eagle Outfitters, Inc.	309,045	6,246
AutoZone, Inc. (Æ)	27,502	10,167
Big Lots, Inc. (Æ)	103,865	3,339
Carnival Corp.	60,350	2,337
CBS Corp. Class B	60,500	2,524
Chico’s FAS, Inc.	15,700	281
Coach, Inc.	1,253	64
Comcast Corp. Class A	504,907	18,684
Costco Wholesale Corp.	7,375	755
Cracker Barrel Old Country Store, Inc.	17,200	1,115
DIRECTV (Æ)	79,209	4,051
Dollar Tree, Inc. (Æ)	58,400	2,335
eBay, Inc. (Æ)	382,560	21,396
Estee Lauder Cos., Inc. (The) Class A	40,793	2,485
Foot Locker, Inc.	20,400	701
GameStop Corp. Class A (Ñ)	38,600	895
General Motors Co. (Æ)	167,900	4,716
Hanesbrands, Inc. (Æ)	48,000	1,799
Hasbro, Inc. (Ñ)	130,000	4,858
Hertz Global Holdings, Inc. (Æ)	365,612	6,683
Home Depot, Inc.	100,047	6,695
John Wiley & Sons, Inc. Class A (Æ)	19,500	747
Johnson Controls, Inc.	355,800	11,062
Las Vegas Sands Corp.	65,187	3,602
Lear Corp.	39,300	1,926
Limited Brands, Inc.	49,750	2,389
Lowe’s Cos., Inc.	171,506	6,550
Lululemon Athletica, Inc. (Æ)	17,761	1,225
Macy’s, Inc.	113,000	4,465
Marriott International, Inc. Class A	98,770	3,949
McDonald’s Corp.	102,557	9,773
Meritage Homes Corp. (Æ)	42,150	1,865
Michael Kors Holdings, Ltd. (Æ)	60,474	3,394
Nike, Inc. Class B	83,626	4,520
Nu Skin Enterprises, Inc. Class A	14,300	606
NVR, Inc. (Æ)	6,107	6,288
Orient-Express Hotels, Ltd. Class A (Æ)	74,450	865
Panera Bread Co. Class A (Æ)	13,840	2,212
Papa John’s International, Inc. (Æ)	6,100	342
PetSmart, Inc.	15,100	988
priceline.com, Inc. (Æ)	900	617
Ross Stores, Inc.	47,600	2,842
Sirius XM Radio, Inc. (Ñ)	794,800	2,496
Snap-on, Inc.	36,865	2,987
Starbucks Corp.	295,180	16,565
Starwood Hotels & Resorts Worldwide, Inc. (ö)	106,700	6,552
Target Corp.	11,317	684
Tiffany & Co.	36,300	2,387
Time Warner, Inc.	616,150	31,128
TJX Cos., Inc.	93,758	4,236

	Principal Amount ($) or Shares	Fair Value $
Toll Brothers, Inc. (Æ)	168,755	6,320
Ulta Salon Cosmetics & Fragrance, Inc.	24,985	2,444
Urban Outfitters, Inc. (Æ)	56,544	2,419
Viacom, Inc. Class B	476,000	28,727
Wal-Mart Stores, Inc.	351,978	24,621
Walt Disney Co. (The)	93,730	5,050
Whirlpool Corp.	22,464	2,592
Wolverine World Wide, Inc.	747	32
Yum! Brands, Inc.	144,128	9,360

		334,514

Consumer Staples - 6.5%
Altria Group, Inc.	34,785	1,171
Archer-Daniels-Midland Co.	33,500	956
Campbell Soup Co.	13,100	481
Cia de Bebidas das Americas - ADR	183,240	8,623
Coca-Cola Co. (The)	747,080	27,821
Coca-Cola Enterprises, Inc.	33,800	1,179
Colgate-Palmolive Co.	155,943	16,744
ConAgra Foods, Inc.	114,700	3,749
CVS Caremark Corp.	236,809	12,125
Dean Foods Co. (Æ)	14,000	256
General Mills, Inc.	11,019	462
Herbalife, Ltd. (Ñ)	8,500	309
Hershey Co. (The)	31,100	2,471
Kellogg Co.	4,057	237
Kimberly-Clark Corp.	6,699	600
Kraft Foods Group, Inc. (Æ)	36,364	1,681
Lorillard, Inc.	69,580	2,718
Molson Coors Brewing Co. Class B	176,831	7,989
Mondelez International, Inc. Class A	283,491	7,878
Monster Beverage Corp. (Æ)	13,400	642
PepsiCo, Inc.	77,819	5,669
Philip Morris International, Inc.	56,302	4,964
Procter & Gamble Co. (The)	244,785	18,398
Reynolds American, Inc.	5,533	243
Sanderson Farms, Inc.	20,800	1,050
Sysco Corp.	248,465	7,894
Tyson Foods, Inc. Class A	67,300	1,489
Walgreen Co.	14,739	589
Whole Foods Market, Inc.	39,711	3,822

		142,210

Energy - 10.1%
Apache Corp.	42,300	3,543
Arch Coal, Inc. (Ñ)	702,915	5,005
Atwood Oceanics, Inc. (Æ)	14,100	744
Cabot Oil & Gas Corp.	51,058	2,695
Chesapeake Energy Corp.	302,035	6,095
Chevron Corp.	246,315	28,363
Cimarex Energy Co.	4,900	313
ConocoPhillips	159,575	9,255
CONSOL Energy, Inc.	203,760	6,386
Devon Energy Corp.	176,885	10,116
Diamond Offshore Drilling, Inc.	17,900	1,344
Exxon Mobil Corp.	446,938	40,211

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Halliburton Co.	471,426	19,178
Hubbell, Inc. Class B (Æ)	2,200	200
Laredo Petroleum Holdings, Inc. (Æ)	7,700	142
Marathon Oil Corp.	298,750	10,041
Marathon Petroleum Corp.	9,600	712
Murphy Oil Corp.	19,300	1,149
National Oilwell Varco, Inc.	161,970	12,008
Newfield Exploration Co. (Æ)	30,300	894
Noble Energy, Inc.	53,289	5,744
Occidental Petroleum Corp.	55,444	4,894
Oil States International, Inc. (Æ)	2,300	178
Peabody Energy Corp.	192,620	4,844
Phillips 66 (Æ)	36,500	2,211
Pioneer Natural Resources Co.	25,600	3,009
Rowan Companies PLC (Æ)	12,200	421
Schlumberger, Ltd.	181,146	14,138
SM Energy Co.	2,700	157
Southwestern Energy Co. (Æ)	198,250	6,800
Spectra Energy Corp.	10,997	306
Superior Energy Services, Inc. (Æ)	40,500	1,011
Tesoro Corp.	33,200	1,617
Transocean, Inc. (Æ)	69,800	3,958
Valero Energy Corp.	11,515	504
Walter Energy, Inc. Class A	57,900	2,174
Weatherford International, Ltd. (Æ)	220,310	2,941
Whiting Petroleum Corp. (Æ)	74,900	3,564
WPX Energy, Inc. (Æ)	177,360	2,666

		219,531

Financial Services - 14.6%
ACE, Ltd.	173,600	14,813
Alexander’s, Inc. (ö)	200	67
Alleghany Corp. (Æ)	6,350	2,290
Allied World Assurance Co. Holdings AG	12,000	1,018
Allstate Corp. (The)	108,685	4,771
American Express Co.	233,370	13,725
American International Group, Inc. (Æ)	19,800	749
American Tower Corp. Class A (ö)	3,310	252
Ameriprise Financial, Inc.	63,034	4,180
Arch Capital Group, Ltd. (Æ)	12,400	576
Aspen Insurance Holdings, Ltd.	76,200	2,599
Assurant, Inc.	12,000	459
Assured Guaranty, Ltd.	180,694	3,276
Axis Capital Holdings, Ltd.	102,200	3,911
Bank of America Corp.	1,148,422	13,000
Bank of New York Mellon Corp. (The)	58,800	1,597
BB&T Corp.	206,150	6,242
Berkshire Hathaway, Inc. Class B (Æ)	42,292	4,099
BlackRock, Inc. Class A	32,452	7,668
BOK Financial Corp.	2,400	135
Capital One Financial Corp.	472,996	26,639
Chubb Corp. (The)	43,012	3,454
Citigroup, Inc.	891,627	37,591
CME Group, Inc. Class A	22,900	1,325
Comerica, Inc.	30,900	1,062
Cullen/Frost Bankers, Inc.	12,400	730
Discover Financial Services	206,430	7,925

	Principal Amount ($) or Shares	Fair Value $
Endurance Specialty Holdings, Ltd.	53,500	2,296
Everest Re Group, Ltd.	17,100	1,980
Extra Space Storage, Inc. (ö)	8,400	335
First Republic Bank	22,400	799
Franklin Resources, Inc.	1,490	204
General Growth Properties, Inc. (ö)	18,000	351
Genworth Financial, Inc. Class A (Æ)	107,865	989
Goldman Sachs Group, Inc. (The)	48,330	7,146
Hanover Insurance Group, Inc. (The)	32,800	1,363
Hartford Financial Services Group, Inc.	217,500	5,394
Hospitality Properties Trust (ö)	11,500	290
Huntington Bancshares, Inc.	172,570	1,201
Iberiabank Corp.	3,200	165
Jack Henry & Associates, Inc.	14,800	614
Janus Capital Group, Inc.	338,200	3,145
JPMorgan Chase & Co.	579,755	27,278
KeyCorp	129,120	1,214
Liberty Property Trust (ö)	6,000	235
Lincoln National Corp.	148,900	4,315
Loews Corp.	1,855	80
Markel Corp. (Æ)	1,903	906
Marsh & McLennan Cos., Inc.	8,396	298
Mastercard, Inc. Class A	17,016	8,821
MetLife, Inc.	128,500	4,798
Northern Trust Corp.	21,600	1,112
PartnerRe, Ltd. - ADR	43,200	3,788
PNC Financial Services Group, Inc.	69,257	4,280
Principal Financial Group, Inc.	11,700	363
ProAssurance Corp.	43,200	1,946
Prudential Financial, Inc.	24,900	1,441
Public Storage (ö)	2,155	332
Regions Financial Corp.	419,468	3,264
RenaissanceRe Holdings, Ltd.	32,880	2,816
State Street Corp.	216,700	12,059
SunTrust Banks, Inc.	275,488	7,816
SVB Financial Group (Æ)	2,600	173
Symetra Financial Corp.	2,000	28
Thomson Reuters Corp.	1,808	55
Total System Services, Inc.	75,600	1,758
Travelers Cos., Inc. (The)	72,464	5,686
Visa, Inc. Class A	107,094	16,911
Vornado Realty Trust (ö)	28,000	2,365
Wells Fargo & Co.	346,460	12,067
White Mountains Insurance Group, Ltd.	500	275
WR Berkley Corp.	25,995	1,070

		317,975

Health Care - 15.7%
Abbott Laboratories	99,366	3,367
AbbVie, Inc.	99,366	3,646
Accretive Health, Inc. (Æ)(Ñ)	16,400	212
Actavis, Inc. (Æ)	27,345	2,362
Alere, Inc. (Æ)	28,100	597
Alexion Pharmaceuticals, Inc. (Æ)	27,302	2,566
Allergan, Inc.	5,166	542
Allscripts Healthcare Solutions, Inc. (Æ)	73,900	819
Amarin Corp. PLC - ADR (Æ)(Ñ)	132,600	1,130

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Amgen, Inc.	69,594	5,948
Ariad Pharmaceuticals, Inc. (Æ)	79,200	1,574
Baxter International, Inc.	309,376	20,988
Becton Dickinson and Co.	3,410	287
Biogen Idec, Inc. (Æ)	31,171	4,865
Bio-Rad Laboratories, Inc. Class A (Æ)	9,000	1,024
Boston Scientific Corp. (Æ)	199,500	1,490
Bristol-Myers Squibb Co.	161,785	5,847
Brookdale Senior Living, Inc. Class A (Æ)	141,395	3,819
Cardinal Health, Inc.	30,817	1,350
CareFusion Corp. (Æ)	301,200	9,349
Celgene Corp. (Æ)	61,825	6,118
Cerner Corp. (Æ)	112,980	9,327
Covidien PLC	170,888	10,653
CR Bard, Inc.	19,700	2,011
Cyberonics, Inc. (Æ)	24,600	1,067
Eli Lilly & Co.	115,326	6,192
Express Scripts Holding Co. (Æ)	86,361	4,613
Forest Laboratories, Inc. (Æ)	102,800	3,732
Gilead Sciences, Inc. (Æ)	312,306	12,320
Haemonetics Corp. (Æ)	20,960	879
Health Net, Inc. (Æ)	5,800	158
Hospira, Inc. (Æ)	19,200	655
Humana, Inc.	12,700	944
Intuitive Surgical, Inc. (Æ)	16,967	9,746
Johnson & Johnson	450,550	33,305
Magellan Health Services, Inc. (Æ)	19,800	1,016
McKesson Corp.	193,328	20,344
Medtronic, Inc.	110,756	5,161
Merck & Co., Inc.	331,648	14,344
Molina Healthcare, Inc. (Æ)	44,800	1,286
Mylan, Inc. (Æ)	312,700	8,840
Novartis AG - ADR (Ñ)	173,300	11,753
Novo Nordisk A/S - ADR	51,840	9,557
Perrigo Co.	74,830	7,521
Pfizer, Inc.	2,264,665	61,780
Regeneron Pharmaceuticals, Inc. (Æ)	6,393	1,112
St. Jude Medical, Inc.	42,100	1,713
Stryker Corp.	9,611	602
Thermo Fisher Scientific, Inc.	6,275	453
UnitedHealth Group, Inc.	232,976	12,863
Valeant Pharmaceuticals International, Inc. (Æ)	64,189	4,257
Vertex Pharmaceuticals, Inc. (Æ)	54,400	2,436
WellPoint, Inc.	21,800	1,413
Zimmer Holdings, Inc.	16,400	1,223

		341,176

Materials and Processing - 4.6%
A Schulman, Inc.	2,400	77
Air Products & Chemicals, Inc.	40,263	3,520
Barrick Gold Corp.	283,000	9,033
Brown-Forman Corp. Class B - ADR (Æ)	12,800	828
Commercial Metals Co.	154,900	2,579
Domtar Corp.	3,600	300
Ecolab, Inc.	171,343	12,405
EI du Pont de Nemours & Co.	90,800	4,308

	Principal Amount ($) or Shares	Fair Value $
Fastenal Co.	157,460	7,823
Huntsman Corp.	22,800	402
LyondellBasell Industries NV Class A	52,596	3,336
Masco Corp.	125,018	2,299
Monsanto Co.	312,048	31,626
Mosaic Co. (The)	62,425	3,824
PPG Industries, Inc. (Ñ)	15,420	2,126
Praxair, Inc.	83,463	9,212
Precision Castparts Corp.	2,474	454
Schweitzer-Mauduit International, Inc.	8,300	338
Sherwin-Williams Co. (The)	15,450	2,505
Sonoco Products Co.	78,600	2,436

		99,431

Producer Durables - 10.4%
3M Co.	11,862	1,193
ABM Industries, Inc.	35,500	778
Accenture PLC Class A	136,446	9,809
ADT Corp. (The)	71,831	3,412
AECOM Technology Corp. (Æ)	9,200	235
Aegean Marine Petroleum Network, Inc.	111,285	752
AGCO Corp.	21,500	1,139
Air Lease Corp. Class A (Æ)	19,600	468
Alliant Techsystems, Inc.	33,100	2,142
Automatic Data Processing, Inc.	209,356	12,413
Avery Dennison Corp.	9,000	347
Boeing Co. (The)	132,080	9,757
Brady Corp. Class A	5,800	202
Bristow Group, Inc.	1,600	91
Canadian Pacific Railway, Ltd.	21,882	2,528
Caterpillar, Inc.	65,361	6,431
Con-way, Inc.	33,400	1,048
Corrections Corp. of America	68,348	2,590
CSX Corp.	782	17
Cummins, Inc.	93,376	10,722
Danaher Corp.	9,918	594
Danone - ADR (Æ)	469,280	6,570
Deere & Co.	50,637	4,763
Delta Air Lines, Inc. (Æ)	322,600	4,481
Eaton Corp. PLC	29,900	1,703
Electronics for Imaging, Inc. (Æ)	11,500	260
EMCOR Group, Inc.	16,700	607
Emerson Electric Co.	7,420	425
FedEx Corp.	69,861	7,087
General Dynamics Corp.	5,427	360
General Electric Co.	1,330,965	29,654
Granite Construction, Inc.	33,700	1,225
Harsco Corp.	79,000	2,014
Honeywell International, Inc.	348,355	23,772
Huntington Ingalls Industries, Inc.	14,300	633
Illinois Tool Works, Inc.	6,714	422
Ingersoll-Rand PLC	12,200	627
Itron, Inc. (Æ)	23,300	1,081
JB Hunt Transport Services, Inc.	9,100	612
Joy Global, Inc.	50,650	3,200
L-3 Communications Holdings, Inc.	36,900	2,801
Lexmark International, Inc. Class A (Ñ)	119,400	2,873

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Lockheed Martin Corp.	37,454	3,254
Magna International, Inc. Class A	36,030	1,883
Navistar International Corp. (Æ)	119,613	3,121
Norfolk Southern Corp.	2,432	167
Northrop Grumman Corp.	45,548	2,962
Parker Hannifin Corp.	49,120	4,567
Pentair, Ltd.	66,700	3,380
Quanta Services, Inc. (Æ)	61,300	1,776
Raytheon Co.	114,353	6,024
Republic Services, Inc. Class A	101,900	3,250
Rockwell Collins, Inc.	31,000	1,825
SPX Corp.	3,500	261
Textron, Inc.	37,900	1,090
Tidewater, Inc.	56,001	2,754
Tyco International, Ltd.	221,562	6,698
Union Pacific Corp.	77,793	10,227
United Parcel Service, Inc. Class B	12,389	982
United Technologies Corp.	47,576	4,166
URS Corp.	26,700	1,107
US Airways Group, Inc. (Æ)	98,780	1,411
Waste Management, Inc.	7,784	283
Xerox Corp.	26,000	208
Xylem, Inc.	107,400	3,000

		226,234

Technology - 16.4%
Adobe Systems, Inc. (Æ)	195,645	7,401
Altera Corp.	92,100	3,078
Amdocs, Ltd.	44,400	1,585
Apple, Inc.	86,194	39,245
Arris Group, Inc. (Æ)	36,600	605
Avago Technologies, Ltd. Class A	185,561	6,637
Avnet, Inc. (Æ)	10,055	356
Benchmark Electronics, Inc. (Æ)	17,500	307
BMC Software, Inc. (Æ)	104,600	4,346
Broadcom Corp. Class A	83,100	2,697
Brocade Communications Systems, Inc. (Æ)	162,100	927
CA, Inc.	83,000	2,060
Cisco Systems, Inc.	2,163,586	44,505
Cognizant Technology Solutions Corp. Class A (Æ)	3,377	264
Computer Sciences Corp.	22,000	920
Cornerstone OnDemand, Inc. (Æ)	22,600	739
Dell, Inc.	160,385	2,123
Electronic Arts, Inc. (Æ)	210,500	3,311
EMC Corp. (Æ)	454,645	11,189
Facebook, Inc. Class A (Æ)	211,337	6,545
Google, Inc. Class A (Æ)	50,803	38,391
Hewlett-Packard Co.	128,600	2,123
Intel Corp.	233,119	4,905
International Business Machines Corp. (Ñ)	117,248	23,810
Jabil Circuit, Inc.	14,900	282
LinkedIn Corp. Class A (Æ)	20,589	2,549
Maxim Integrated Products, Inc.	109,900	3,456
MEMC Electronic Materials, Inc. (Æ)	134,120	558
Mentor Graphics Corp. (Æ)	47,486	813
Microsoft Corp.	731,295	20,089

	Principal Amount ($) or Shares	Fair Value $
Millennial Media, Inc. (Æ)	7,500	87
Molex, Inc.	112,000	3,042
Motorola Solutions, Inc.	44,500	2,598
NetApp, Inc. (Æ)	45,100	1,624
NVIDIA Corp.	87,800	1,076
Oracle Corp.	344,155	12,221
Plexus Corp. (Æ)	7,000	179
Polycom, Inc. (Æ)	32,500	358
QLogic Corp. (Æ)	17,300	200
QUALCOMM, Inc.	389,697	25,732
Red Hat, Inc. (Æ)	188,500	10,473
RF Micro Devices, Inc. (Æ)	61,100	305
Salesforce.com, Inc. (Æ)	23,257	4,003
SanDisk Corp. (Æ)	23,600	1,180
SAP AG - ADR	108,870	8,929
Silicon Laboratories, Inc. (Æ)	1,100	48
Synopsys, Inc. (Æ)	102,700	3,434
Tellabs, Inc.	237,400	541
Teradata Corp. (Æ)	39,055	2,603
Texas Instruments, Inc.	682,334	22,572
TIBCO Software, Inc. (Æ)	147,400	3,455
Vodafone Group PLC - ADR	609,500	16,652
Western Digital Corp.	12,700	597

		357,725

Utilities - 3.5%
AES Corp.	92,200	999
Alliant Energy Corp.	11,400	523
Ameren Corp.	82,800	2,686
American Electric Power Co., Inc.	6,679	303
AT&T, Inc.	460,343	16,015
CenterPoint Energy, Inc.	12,600	258
CenturyLink, Inc.	56,213	2,274
Cleco Corp.	1,900	81
Consolidated Edison, Inc.	63,499	3,612
Dominion Resources, Inc.	56,910	3,079
DTE Energy Co.	29,300	1,855
Duke Energy Corp.	9,402	646
Edison International	23,200	1,118
El Paso Electric Co.	40,600	1,368
Encana Corp.	316,300	6,124
Energen Corp.	8,000	385
Entergy Corp.	39,400	2,545
Exelon Corp.	171,724	5,399
FirstEnergy Corp.	100,064	4,052
Hawaiian Electric Industries, Inc.	2,500	67
Integrys Energy Group, Inc.	8,000	438
NextEra Energy, Inc.	43,206	3,113
NiSource, Inc.	27,200	735
NRG Energy, Inc.	85,012	2,040
NV Energy, Inc.	47,100	892
PG&E Corp.	105,512	4,499
Pinnacle West Capital Corp.	7,500	400
Public Service Enterprise Group, Inc.	8,514	265
Southern Co.	104,040	4,602
Telephone & Data Systems, Inc.	39,200	991
US Cellular Corp. (Æ)	19,800	753

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Verizon Communications, Inc.	62,784		2,738
Wisconsin Energy Corp.	25,200		994
Xcel Energy, Inc.	45,200		1,256

			77,105

Total Common Stocks (cost $1,792,517)			2,115,901

Investments in Other Funds - 0.0%
iShares Russell 1000 Value Index Fund	1,069		83

Total Investments in Other Funds (cost $73)			83

Short-Term Investments - 3.0%
Russell U.S. Cash Management Fund	66,178,678	(¥)	66,179

Total Short-Term Investments (cost $66,179)			66,179

Other Securities - 1.5%
Russell U.S. Cash Collateral Fund (×)	33,197,060	(¥)	33,197

Total Other Securities (cost $33,197)			33,197

Total Investments - 101.6% (identified cost $1,891,966)			2,215,360

Other Assets and Liabilities, Net - (1.6%)			(34,876)

Net Assets - 100.0%			2,180,484

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	85	USD	7,049	03/13	317
S&P 500 E-Mini Index Futures (CME)	720	USD	53,759	03/13	1,393

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,710

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$334,514	$—	$—	$334,514
Consumer Staples	142,210	—	—	142,210
Energy	219,531	—	—	219,531
Financial Services	317,975	—	—	317,975
Health Care	341,176	—	—	341,176
Materials and Processing	99,431	—	—	99,431
Producer Durables	226,234	—	—	226,234
Technology	357,725	—	—	357,725
Utilities	77,105	—	—	77,105
Investments in Other Funds	83	—	—	83
Short-Term Investments	—	66,179	—	66,179
Other Securities	—	33,197	—	33,197

Total Investments	2,115,984	99,376	—	2,215,360

Other Financial Instruments
Futures Contracts	1,710	—	—	1,710

Total Other Financial Instruments*	$1,710	$—	$—	$1,710

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

8	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 99.0%
Consumer Discretionary - 13.0%
Advance Auto Parts, Inc.	39,730	2,921
Amazon.com, Inc. (Æ)	9,915	2,632
AMC Networks, Inc. Class A (Æ)	19,815	1,129
AutoZone, Inc. (Æ)	20,300	7,505
CBS Corp. Class B	58,580	2,444
Coach, Inc.	368	19
Comcast Corp. Class A	76,243	2,903
Costco Wholesale Corp.	21,015	2,151
Cracker Barrel Old Country Store, Inc.	11,400	739
DIRECTV (Æ)	76,927	3,934
Discovery Communications, Inc. Class A (Æ)	2,000	139
Dollar General Corp. (Æ)	31,773	1,469
Dollar Tree, Inc. (Æ)	81,600	3,263
Estee Lauder Cos., Inc. (The) Class A	44,548	2,714
Expedia, Inc.	18,100	1,181
Foot Locker, Inc.	20,672	710
GameStop Corp. Class A	15,100	350
Gap, Inc. (The)	19,400	634
Garmin, Ltd.	16,300	618
Home Depot, Inc.	438,618	29,352
John Wiley & Sons, Inc. Class A (Æ)	20,200	774
LKQ Corp. (Æ)	10,200	228
Lowe’s Cos., Inc.	55,519	2,120
Mattel, Inc.	1,000	38
McDonald’s Corp.	27,178	2,590
McGraw-Hill Cos., Inc. (The)	2,400	138
Nike, Inc. Class B	3,616	195
Nu Skin Enterprises, Inc. Class A	15,200	644
NVR, Inc. (Æ)	3,390	3,491
O’Reilly Automotive, Inc. (Æ)	34,400	3,187
Panera Bread Co. Class A (Æ)	14,970	2,392
Papa John’s International, Inc. (Æ)	8,600	482
PetSmart, Inc.	62,970	4,119
Ross Stores, Inc.	124,700	7,445
Sally Beauty Holdings, Inc. (Æ)	4,500	119
Snap-on, Inc.	300	24
Starbucks Corp.	54,591	3,064
Target Corp.	140,606	8,494
Time Warner Cable, Inc.	40,050	3,578
Time Warner, Inc.	58,250	2,943
TJX Cos., Inc.	459,958	20,781
Urban Outfitters, Inc. (Æ)	2,600	111
VF Corp.	26,317	3,884
Viacom, Inc. Class B	58,467	3,529
Wal-Mart Stores, Inc.	188,323	13,173
Walt Disney Co. (The)	63,268	3,409
Yum! Brands, Inc.	5,617	365

		158,124

Consumer Staples - 14.0%
Altria Group, Inc.	181,670	6,119
Archer-Daniels-Midland Co.	27,900	796
Campbell Soup Co.	9,400	345
Church & Dwight Co., Inc.	12,900	745

	Principal Amount ($) or Shares	Fair Value $
Clorox Co. (The)	300	23
Coca-Cola Co. (The)	648,031	24,133
Colgate-Palmolive Co.	112,210	12,048
ConAgra Foods, Inc.	100,770	3,294
CVS Caremark Corp.	80,595	4,126
Dr Pepper Snapple Group, Inc.	12,700	572
General Mills, Inc.	149,998	6,291
Herbalife, Ltd.	12,000	436
Hershey Co. (The)	41,800	3,321
Hillshire Brands Co.	38,409	1,190
JM Smucker Co. (The)	1,200	106
Kellogg Co.	15,312	896
Kimberly-Clark Corp.	27,974	2,504
Kraft Foods Group, Inc. (Æ)	212,674	9,830
Kroger Co. (The)	39,150	1,084
Lorillard, Inc.	80,550	3,147
McCormick & Co., Inc.	32,000	1,995
Mead Johnson Nutrition Co. Class A	53,131	4,038
Molson Coors Brewing Co. Class B	72,983	3,297
Mondelez International, Inc. Class A	444,477	12,352
Monster Beverage Corp. (Æ)	6,200	297
PepsiCo, Inc.	141,291	10,293
Philip Morris International, Inc.	295,299	26,034
Procter & Gamble Co. (The)	295,334	22,197
Reynolds American, Inc.	92,919	4,087
Sanderson Farms, Inc.	16,800	848
Sysco Corp.	60,959	1,937
Tyson Foods, Inc. Class A	55,954	1,238
Walgreen Co.	4,344	174

		169,793

Energy - 10.3%
Apache Corp.	25,300	2,119
Atwood Oceanics, Inc. (Æ)	9,800	517
Chevron Corp.	395,928	45,591
ConocoPhillips	31,628	1,835
Diamond Offshore Drilling, Inc.	31,300	2,350
Exxon Mobil Corp.	473,915	42,638
Halliburton Co.	5,400	220
Hubbell, Inc. Class B (Æ)	17,200	1,566
Kinder Morgan, Inc.	14,500	543
Marathon Petroleum Corp.	71,912	5,337
National Oilwell Varco, Inc.	228	17
Occidental Petroleum Corp.	116,938	10,322
Oceaneering International, Inc.	600	38
Phillips 66 (Æ)	100,978	6,116
Schlumberger, Ltd.	23,585	1,841
Spectra Energy Corp.	3,275	91
Tesoro Corp.	5,800	282
Whiting Petroleum Corp. (Æ)	13,200	628
Williams Cos., Inc. (The)	98,407	3,449

		125,500

Financial Services - 7.9%
ACE, Ltd.	73,875	6,304
Alexander’s, Inc. (ö)	510	170
Alexandria Real Estate Equities, Inc. (ö)	19,100	1,385

Russell U.S. Defensive Equity Fund	9

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Alleghany Corp. (Æ)	5,850	2,109
Allied World Assurance Co. Holdings AG	44,483	3,773
American Campus Communities, Inc. (ö)	4,400	205
American Financial Group, Inc.	11,500	489
American Tower Corp. Class A (ö)	104,764	7,978
Annaly Capital Management, Inc. (ö)	32,500	483
Aon PLC	3,100	179
Arch Capital Group, Ltd. (Æ)	44,800	2,080
Arthur J Gallagher & Co.	24,665	911
Aspen Insurance Holdings, Ltd.	58,500	1,995
Assurant, Inc.	21,183	810
Axis Capital Holdings, Ltd.	136,494	5,224
Berkshire Hathaway, Inc. Class B (Æ)	124,596	12,077
BlackRock, Inc. Class A	29	7
Capitol Federal Financial, Inc.	900	11
CBOE Holdings, Inc.	6,000	203
Chubb Corp. (The)	45,254	3,634
Cincinnati Financial Corp.	44,600	1,893
Cullen/Frost Bankers, Inc.	27,219	1,603
Endurance Specialty Holdings, Ltd.	49,200	2,112
Equifax, Inc.	10,600	622
Equity Lifestyle Properties, Inc. Class A (ö)	14,814	1,061
Essex Property Trust, Inc. (ö)	1,500	231
Everest Re Group, Ltd.	47,840	5,540
Federal Realty Investment Trust (ö)	1,400	148
Federated Investors, Inc. Class B	36,525	864
Fidelity National Financial, Inc. Class A	4,400	110
First Republic Bank	19,462	695
Franklin Resources, Inc.	16,948	2,320
Hanover Insurance Group, Inc. (The)	36,300	1,509
HCC Insurance Holdings, Inc.	2,900	112
Health Care REIT, Inc. (ö)	7,900	496
Iberiabank Corp.	3,400	175
Jack Henry & Associates, Inc.	26,000	1,078
Loews Corp.	8,546	371
Markel Corp. (Æ)	1,970	938
Marsh & McLennan Cos., Inc.	2,502	89
MetLife, Inc.	12,100	452
MFA Financial, Inc. (ö)	32,700	294
National Retail Properties, Inc. (ö)	38,081	1,219
PartnerRe, Ltd. - ADR	56,290	4,936
Plum Creek Timber Co., Inc. (ö)	2,400	116
Post Properties, Inc. (ö)	20,000	970
ProAssurance Corp.	31,500	1,419
Public Storage (ö)	5,122	788
Rayonier, Inc. (ö)	15,000	808
Realty Income Corp. (ö)	15,500	677
Reinsurance Group of America, Inc. Class A	18,750	1,076
RenaissanceRe Holdings, Ltd.	27,100	2,321
State Street Corp.	24,200	1,347
Tanger Factory Outlet Centers, Inc. (ö)	3,600	127
TD Ameritrade Holding Corp.	1,910	37
Thomson Reuters Corp.	527	16
Torchmark Corp.	1,700	95
Total System Services, Inc.	51,900	1,207
Travelers Cos., Inc. (The)	3,658	287

	Principal Amount ($) or Shares	Fair Value $
Validus Holdings, Ltd.	2,000	73
Visa, Inc. Class A	24,758	3,910
Wells Fargo & Co.	60,730	2,115
White Mountains Insurance Group, Ltd.	200	110
WR Berkley Corp.	2,700	111

		96,505

Health Care - 18.4%
Abbott Laboratories	273,640	9,271
AbbVie, Inc.	459,194	16,848
Accretive Health, Inc. (Æ)	17,400	225
Actavis, Inc. (Æ)	30,700	2,652
Alere, Inc. (Æ)	11,800	251
Alexion Pharmaceuticals, Inc. (Æ)	11,500	1,081
Allergan, Inc.	36,537	3,837
Allscripts Healthcare Solutions, Inc. (Æ)	53,500	593
AmerisourceBergen Corp. Class A	122,876	5,575
Amgen, Inc.	101,487	8,673
Baxter International, Inc.	40,553	2,751
Becton Dickinson and Co.	1,017	85
Biogen Idec, Inc. (Æ)	98,551	15,382
Bio-Rad Laboratories, Inc. Class A (Æ)	8,900	1,013
Bristol-Myers Squibb Co.	151,942	5,491
Cardinal Health, Inc.	47,403	2,077
CareFusion Corp. (Æ)	124,845	3,875
Celgene Corp. (Æ)	95,662	9,467
Cerner Corp. (Æ)	5,100	421
Covidien PLC	209,056	13,032
CR Bard, Inc.	23,800	2,429
Cyberonics, Inc. (Æ)	25,200	1,093
DaVita HealthCare Partners, Inc. (Æ)	34,700	4,005
Edwards Lifesciences Corp. (Æ)	23,600	2,122
Eli Lilly & Co.	318,717	17,112
Express Scripts Holding Co. (Æ)	31,500	1,683
Forest Laboratories, Inc. (Æ)	80,800	2,933
Gilead Sciences, Inc. (Æ)	81,390	3,211
Haemonetics Corp. (Æ)	20,600	864
Health Net, Inc. (Æ)	3,100	84
Intuitive Surgical, Inc. (Æ)	146	84
Johnson & Johnson	204,707	15,132
Magellan Health Services, Inc. (Æ)	11,500	590
McKesson Corp.	12,795	1,346
Medtronic, Inc.	105,985	4,939
Merck & Co., Inc.	699,858	30,269
Molina Healthcare, Inc. (Æ)	46,000	1,321
Perrigo Co.	6,900	693
Pfizer, Inc.	764,379	20,852
Qiagen NV (Æ)	8,700	183
ResMed, Inc.	24,838	1,088
St. Jude Medical, Inc.	23,500	956
Stryker Corp.	6,554	411
Teleflex, Inc.	600	45
Thermo Fisher Scientific, Inc.	1,850	133
UnitedHealth Group, Inc.	61,530	3,397
Zimmer Holdings, Inc.	54,505	4,066

		223,641

10	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Materials and Processing - 2.1%
Air Products & Chemicals, Inc.	40,953	3,581
Ball Corp.	35,918	1,599
Brown-Forman Corp. Class B - ADR (Æ)	69,403	4,490
Commercial Metals Co.	128,500	2,140
Domtar Corp.	500	42
Ecolab, Inc.	3,105	225
Fastenal Co.	2,100	104
NewMarket Corp.	200	51
Packaging Corp. of America	1,700	65
PPG Industries, Inc.	53,541	7,382
Praxair, Inc.	1,504	166
Precision Castparts Corp.	731	134
Sherwin-Williams Co. (The)	24,900	4,037
Sonoco Products Co.	60,739	1,882
Valspar Corp.	400	26

		25,924

Producer Durables - 8.3%
3M Co.	45,628	4,588
ABM Industries, Inc.	24,676	541
Accenture PLC Class A	214,266	15,404
ADT Corp. (The)	85,839	4,077
AGCO Corp.	7,300	387
Alliant Techsystems, Inc.	27,200	1,760
Automatic Data Processing, Inc.	2,461	146
Boeing Co. (The)	32,200	2,379
Cintas Corp.	5,000	211
Copart, Inc. (Æ)	24,445	878
Corrections Corp. of America	18,660	707
CSX Corp.	71,985	1,586
Cummins, Inc.	41	5
Danaher Corp.	2,923	175
Emerson Electric Co.	100,048	5,728
FedEx Corp.	32,683	3,316
Flowserve Corp.	400	63
General Dynamics Corp.	13,994	928
Granite Construction, Inc.	15,600	567
Harsco Corp.	48,100	1,226
Honeywell International, Inc.	199	14
Hub Group, Inc. Class A (Æ)	826	30
IHS, Inc. Class A (Æ)	8,300	854
Illinois Tool Works, Inc.	1,979	124
Itron, Inc. (Æ)	11,400	529
L-3 Communications Holdings, Inc.	28,600	2,171
Lexmark International, Inc. Class A	15,600	375
Lockheed Martin Corp.	38,908	3,380
Mettler-Toledo International, Inc. (Æ)	7,440	1,581
Norfolk Southern Corp.	710	49
Northrop Grumman Corp.	85,798	5,580
Paychex, Inc.	5,200	170
Raytheon Co.	77,473	4,081
Rollins, Inc.	3,400	84
Tidewater, Inc.	38,000	1,868
TransDigm Group, Inc.	1,700	230
Tyco International, Ltd.	159,440	4,820
Union Pacific Corp.	92,933	12,217

	Principal Amount ($) or Shares	Fair Value $
United Parcel Service, Inc. Class B	44,671	3,542
United Technologies Corp.	131,444	11,511
Verisk Analytics, Inc. Class A (Æ)	7,700	425
Waste Management, Inc.	2,323	85
WW Grainger, Inc.	10,240	2,230

		100,622

Technology - 15.9%
Adobe Systems, Inc. (Æ)	27,803	1,052
Amdocs, Ltd.	45,600	1,628
Apple, Inc.	32,280	14,697
Broadcom Corp. Class A	53,100	1,723
CA, Inc.	78,300	1,943
Cisco Systems, Inc.	1,166,270	23,990
Cognizant Technology Solutions Corp. Class A (Æ)	12,408	970
Cornerstone OnDemand, Inc. (Æ)	18,100	592
Electronic Arts, Inc. (Æ)	115,000	1,809
EMC Corp. (Æ)	3,323	82
Gartner, Inc. (Æ)	3,300	170
Google, Inc. Class A (Æ)	37,129	28,058
IAC/InterActiveCorp	30,508	1,259
Intel Corp.	108,040	2,273
International Business Machines Corp.	169,364	34,393
Intuit, Inc.	127,147	7,931
Lam Research Corp. (Æ)	41,050	1,689
Mentor Graphics Corp. (Æ)	32,400	555
Microsoft Corp.	1,208,199	33,189
Molex, Inc.	61,400	1,668
Motorola Solutions, Inc.	48,300	2,820
NetApp, Inc. (Æ)	30,300	1,091
NeuStar, Inc. Class A (Æ)	900	41
Oracle Corp.	449,145	15,949
Polycom, Inc. (Æ)	25,000	276
QUALCOMM, Inc.	111,393	7,355
Rackspace Hosting, Inc. (Æ)	2,400	181
Silicon Laboratories, Inc. (Æ)	900	39
Stratasys, Ltd. (Æ)	4,400	345
Synopsys, Inc. (Æ)	74,200	2,481
Tech Data Corp. (Æ)	12,846	654
Texas Instruments, Inc.	3,520	116
VeriSign, Inc. (Æ)	10,100	438
Xilinx, Inc.	17,400	635
Yahoo!, Inc. (Æ)	78,735	1,546

		193,638

Utilities - 9.1%
Alliant Energy Corp.	1,200	55
Ameren Corp.	15,600	506
American Electric Power Co., Inc.	50,570	2,290
Aqua America, Inc.	35,500	967
AT&T, Inc.	479,931	16,697
Atmos Energy Corp.	12,000	448
CenturyLink, Inc.	9,729	394
CMS Energy Corp.	28,000	720
Consolidated Edison, Inc.	48,018	2,731
Dominion Resources, Inc.	1,997	108

Russell U.S. Defensive Equity Fund	11

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

DTE Energy Co.	99,799		6,318
Duke Energy Corp.	47,945		3,296
Edison International	67,000		3,229
El Paso Electric Co.	30,900		1,041
Energen Corp.	38,730		1,864
Entergy Corp.	26,800		1,731
Exelon Corp.	136,577		4,294
FirstEnergy Corp.	69,223		2,803
Great Plains Energy, Inc.	62,600		1,340
Hawaiian Electric Industries, Inc.	13,800		372
Integrys Energy Group, Inc.	2,400		131
NextEra Energy, Inc.	130,881		9,430
NiSource, Inc.	66,550		1,799
NV Energy, Inc.	101,330		1,918
OGE Energy Corp.	12,600		740
ONEOK, Inc.	7,500		353
PG&E Corp.	231,628		9,877
Pinnacle West Capital Corp.	24,700		1,318
PPL Corp.	83,409		2,526
Public Service Enterprise Group, Inc.	6,394		199
Questar Corp.	72,620		1,687
SCANA Corp.	9,600		449
Sempra Energy	56,720		4,257
Southern Co.	12,292		544
Telephone & Data Systems, Inc.	12,700		321
UGI Corp.	4,900		173
US Cellular Corp. (Æ)	14,500		552
Verizon Communications, Inc.	428,242		18,676
Westar Energy, Inc.	13,600		409
Wisconsin Energy Corp.	23,800		938
Xcel Energy, Inc.	94,500		2,625

			110,126

Total Common Stocks (cost $1,051,063)			1,203,873

Short-Term Investments - 1.3%
Russell U.S. Cash Management Fund	15,765,775	(¥)	15,766

Total Short-Term Investments (cost $15,766)			15,766

Total Investments - 100.3% (identified cost $1,066,829)			1,219,639

Other Assets and Liabilities, Net - (0.3%)			(3,046)

Net Assets - 100.0%			1,216,593

See accompanying notes which are an integral part of this quarterly report.

12	Russell U.S. Defensive Equity Fund

Russell Investment Company

Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	106	USD	7,915	03/13	133
S&P E-Mini Health Care Select Sector Index Futures (CME)	63	USD	2,703	03/13	108

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					241

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$158,124	$—	$—	$158,124
Consumer Staples	169,793	—	—	169,793
Energy	125,500	—	—	125,500
Financial Services	96,505	—	—	96,505
Health Care	223,641	—	—	223,641
Materials and Processing	25,924	—	—	25,924
Producer Durables	100,622	—	—	100,622
Technology	193,638	—	—	193,638
Utilities	110,126	—	—	110,126
Short-Term Investments	—	15,766	—	15,766

Total Investments	1,203,873	15,766	—	1,219,639

Other Financial Instruments
Futures Contracts	241	—	—	241

Total Other Financial Instruments*	$241	$—	$—	$241

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund	13

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 101.8%
Consumer Discretionary - 18.8%
Aaron’s, Inc. Class A	74,100	2,197
Abercrombie & Fitch Co. Class A	18,900	945
Amazon.com, Inc. (Æ)	36,540	9,701
American Eagle Outfitters, Inc.	94,000	1,900
AutoNation, Inc. (Æ)	17,800	863
AutoZone, Inc. (Æ)	10,300	3,808
Carnival Corp.	53,880	2,086
CBS Corp. Class B	81,042	3,381
Chico’s FAS, Inc.	45,700	819
Comcast Corp. Class A (Û)	118,200	4,501
Diageo PLC - ADR	33,449	3,990
Dick’s Sporting Goods, Inc.	110,363	5,252
Dillard’s, Inc. Class A	18,400	1,553
Dollar General Corp. (Æ)	96,890	4,478
eBay, Inc. (Æ)	83,700	4,681
Expedia, Inc.	22,400	1,462
Foot Locker, Inc.	37,200	1,278
Ford Motor Co.	76,100	985
GameStop Corp. Class A	66,700	1,547
Gap, Inc. (The) (Û)	74,100	2,422
General Motors Co. (Æ)	9,400	264
H&R Block, Inc.	45,000	1,025
Hanesbrands, Inc. (Æ)	110,900	4,156
Hertz Global Holdings, Inc. (Æ)	275,800	5,042
Johnson Controls, Inc.	163,832	5,094
Lear Corp.	23,400	1,147
Lowe’s Cos., Inc.	99,500	3,800
Macy’s, Inc.	29,200	1,154
Marriott International, Inc. Class A	88,020	3,519
Meritage Homes Corp. (Æ)	37,560	1,662
Newell Rubbermaid, Inc.	47,900	1,125
News Corp. Class A	58,900	1,634
NVR, Inc. (Æ)	4,310	4,438
Orient-Express Hotels, Ltd. Class A (Æ)	66,340	771
Ralph Lauren Corp. Class A	39,918	6,646
Snap-on, Inc.	48,900	3,962
Thor Industries, Inc.	19,300	812
Time Warner Cable, Inc. (Û)	29,900	2,671
Time Warner, Inc. (Û)	122,400	6,184
TJX Cos., Inc.	53,580	2,421
Toll Brothers, Inc. (Æ)	150,050	5,619
Tupperware Brands Corp.	14,200	1,082
Urban Outfitters, Inc. (Æ)	21,500	920
Whirlpool Corp. (Û)	22,000	2,538
Wyndham Worldwide Corp. (Û)	48,200	2,689

		128,224

Consumer Staples - 0.6%
Ingredion, Inc.	13,100	865
Kroger Co. (The) (Û)	113,900	3,155

		4,020

Energy - 12.6%
Anadarko Petroleum Corp.	52,365	4,190
Arch Coal, Inc.	625,740	4,455

	Principal Amount ($) or Shares	Fair Value $
Cameron International Corp. (Æ)	48,626	3,079
Chesapeake Energy Corp.	269,070	5,430
Cobalt International Energy, Inc. (Æ)	229,594	5,558
ConocoPhillips (Û)	89,900	5,214
CONSOL Energy, Inc.	29,120	913
Devon Energy Corp.	44,660	2,554
Halliburton Co.	101,100	4,113
Helmerich & Payne, Inc.	23,600	1,518
Hess Corp.	27,900	1,874
HollyFrontier Corp.	55,500	2,898
Marathon Oil Corp.	42,500	1,428
Marathon Petroleum Corp. (Û)	48,200	3,577
Murphy Oil Corp. (Û)	48,500	2,887
Nabors Industries, Ltd. (Æ)	54,800	914
Patterson-UTI Energy, Inc.	54,000	1,098
Peabody Energy Corp.	171,610	4,316
RPC, Inc.	131,400	1,967
Schlumberger, Ltd. (Û)	195,776	15,280
Unit Corp. (Æ)	6,100	294
Valero Energy Corp. (Û)	93,380	4,083
Weatherford International, Ltd. (Æ)	196,180	2,619
Whiting Petroleum Corp. (Æ)	72,900	3,469
WPX Energy, Inc. (Æ)	156,560	2,353

		86,081

Financial Services - 27.4%
ACE, Ltd.	45,560	3,888
Affiliated Managers Group, Inc. (Æ)	30,816	4,435
Aflac, Inc.	25,500	1,353
Allstate Corp. (The) (Û)	119,400	5,242
American Express Co.	16,800	988
Ameriprise Financial, Inc. (Û)	48,000	3,183
Assured Guaranty, Ltd.	122,830	2,227
Axis Capital Holdings, Ltd.	29,850	1,142
Bank of America Corp.	968,924	10,968
Broadridge Financial Solutions, Inc.	47,600	1,122
Camden Property Trust (ö)	93,385	6,480
Capital One Financial Corp.	188,332	10,607
CapitalSource, Inc.	113,700	922
CBRE Group, Inc. Class A (Æ)	42,100	909
Citigroup, Inc. (Û)	372,500	15,705
CoreLogic, Inc. (Æ)	33,300	874
Discover Financial Services (Û)	71,600	2,749
Endurance Specialty Holdings, Ltd.	84,842	3,641
Fifth Third Bancorp	178,200	2,903
Genworth Financial, Inc. Class A (Æ)	96,090	881
Goldman Sachs Group, Inc. (The) (Û)	64,800	9,581
Hartford Financial Services Group, Inc.	221,100	5,483
Host Hotels & Resorts, Inc. (ö)	58,500	982
Huntington Bancshares, Inc. (Û)	531,120	3,697
Jefferies Group, Inc.	56,000	1,116
Jones Lang LaSalle, Inc.	14,700	1,355
JPMorgan Chase & Co. (Û)	387,730	18,243
KeyCorp (Û)	431,900	4,060
Legg Mason, Inc.	47,200	1,305
Lender Processing Services, Inc.	29,700	714
Lincoln National Corp.	217,800	6,312

14	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Moody’s Corp.	17,100	937
PNC Financial Services Group, Inc.	89,370	5,523
Post Properties, Inc. (ö)	17,300	839
Principal Financial Group, Inc.	30,300	940
Regions Financial Corp.	512,004	3,983
RenaissanceRe Holdings, Ltd.	7,920	678
SunTrust Banks, Inc.	396,685	11,254
SVB Financial Group (Æ)	10,900	723
T Rowe Price Group, Inc. (Û)	35,500	2,537
Taubman Centers, Inc. (ö)	33,400	2,722
US Bancorp	97,900	3,241
Visa, Inc. Class A	35,985	5,682
Washington Federal, Inc.	38,200	672
Wells Fargo & Co. (Û)	387,306	13,490
WR Berkley Corp.	22,160	912

		187,200

Health Care - 5.3%
Aetna, Inc. (Û)	30,800	1,486
Amarin Corp. PLC - ADR (Æ)(Ñ)	179,500	1,529
Boston Scientific Corp. (Æ)	158,000	1,180
Brookdale Senior Living, Inc. Class A (Æ)	127,130	3,434
Cigna Corp.	16,100	939
Hologic, Inc. (Æ)	238,792	5,693
Humana, Inc.	33,500	2,491
McKesson Corp. (Û)	26,100	2,747
Myriad Genetics, Inc. (Æ)	60,400	1,634
Sirona Dental Systems, Inc. (Æ)	14,500	964
Thoratec Corp. (Æ)	31,200	1,140
United Therapeutics Corp. (Æ)	27,000	1,455
UnitedHealth Group, Inc. (Û)	16,200	894
Vertex Pharmaceuticals, Inc. (Æ)	60,400	2,705
Warner Chilcott PLC Class A	123,700	1,753
WellPoint, Inc.	92,504	5,996

		36,040

Materials and Processing - 4.2%
Air Products & Chemicals, Inc.	42,100	3,681
CF Industries Holdings, Inc. (Û)	13,000	2,979
Commercial Metals Co.	77,300	1,287
Domtar Corp.	14,000	1,165
Freeport-McMoRan Copper & Gold, Inc. (Û)	188,496	6,644
Huntsman Corp.	87,700	1,546
International Paper Co.	21,500	891
Monsanto Co.	30,100	3,051
Mosaic Co. (The)	71,108	4,355
Packaging Corp. of America	25,500	980
Rock Tenn Co. Class A	10,900	861
Valspar Corp.	17,000	1,127

		28,567

Producer Durables - 13.9%
ADT Corp. (The)	7,150	340
Aegean Marine Petroleum Network, Inc.	91,567	619
AGCO Corp.	27,700	1,468
Alliant Techsystems, Inc.	40,300	2,608

	Principal Amount ($) or Shares	Fair Value $
Boeing Co. (The)	28,180	2,082
Caterpillar, Inc.	18,900	1,859
CSX Corp.	153,835	3,389
Cummins, Inc.	11,500	1,320
Deere & Co.	40,657	3,824
Delta Air Lines, Inc. (Æ)	350,800	4,873
Eaton Corp. PLC	65,100	3,707
FedEx Corp.	39,200	3,977
Fluor Corp.	113,307	7,346
General Electric Co. (Û)	625,400	13,934
Honeywell International, Inc.	54,200	3,699
Huntington Ingalls Industries, Inc.	23,800	1,054
Ingersoll-Rand PLC	29,400	1,511
Joy Global, Inc.	58,133	3,672
Magna International, Inc. Class A	32,670	1,707
Navistar International Corp. (Æ)	106,180	2,770
Northrop Grumman Corp. (Û)	34,900	2,270
Oshkosh Corp. (Æ)	47,600	1,865
Pentair, Ltd.	79,100	4,009
Quanta Services, Inc. (Æ)	164,100	4,754
Rockwell Automation, Inc.	18,155	1,619
Triumph Group, Inc.	13,800	971
Tyco International, Ltd.	115,700	3,498
Union Pacific Corp. (Û)	17,100	2,248
URS Corp.	37,600	1,560
US Airways Group, Inc. (Æ)	88,010	1,257
Xylem, Inc.	167,000	4,664

		94,474

Technology - 17.3%
Acme Packet, Inc. (Æ)	146,774	3,548
Activision Blizzard, Inc.	3,600	41
Akamai Technologies, Inc. (Æ)	33,000	1,343
Altera Corp.	140,300	4,689
Apple, Inc. (Û)	59,652	27,160
Applied Materials, Inc.	80,300	1,037
Avago Technologies, Ltd. Class A	139,000	4,972
Avnet, Inc. (Æ)	8,620	305
Baidu, Inc. - ADR (Æ)	25,705	2,784
BMC Software, Inc. (Æ)	60,000	2,493
Brocade Communications Systems, Inc. (Æ)	145,100	830
Cisco Systems, Inc. (Û)	403,130	8,292
Citrix Systems, Inc. (Æ)	51,042	3,734
Computer Sciences Corp.	28,400	1,187
Dell, Inc.	99,560	1,318
EMC Corp. (Æ)	130,800	3,219
Facebook, Inc. Class A (Æ)	135,600	4,200
Google, Inc. Class A (Æ)	10,250	7,746
IAC/InterActiveCorp	38,200	1,576
International Business Machines Corp.	22,700	4,610
LSI Corp. (Æ)	122,200	860
Maxim Integrated Products, Inc.	119,400	3,755
MEMC Electronic Materials, Inc. (Æ)	119,500	497
Motorola Solutions, Inc. (Û)	53,400	3,118
NeuStar, Inc. Class A (Æ)	29,000	1,309
PMC - Sierra, Inc. (Æ)	189,000	1,092
QUALCOMM, Inc.	137,045	9,049

Russell U.S. Dynamic Equity Fund	15

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Rovi Corp. (Æ)	2,600	45
SAIC, Inc. (Û)	199,500	2,414
Symantec Corp. (Æ)	114,000	2,482
Tech Data Corp. (Æ)	36,300	1,848
Texas Instruments, Inc.	56,300	1,862
TIBCO Software, Inc. (Æ)	172,100	4,034
Vishay Intertechnology, Inc. (Æ)	81,600	897

		118,346

Utilities - 1.7%
AES Corp.	144,900	1,571
AT&T, Inc.	21,700	755
FirstEnergy Corp.	11,720	475
NRG Energy, Inc.	75,724	1,817
NV Energy, Inc.	78,300	1,482
Pinnacle West Capital Corp.	20,500	1,094
Sprint Nextel Corp. (Æ)	218,500	1,230
Verizon Communications, Inc. (Û)	77,000	3,358

		11,782

Total Common Stocks (cost $634,421)		694,734

Investments in Other Funds - 0.0%
iShares Russell 1000 Value Index Fund	1,110	86

Total Investments in Other Funds (cost $78)		86

Short-Term Investments - 3.1%
Russell U.S. Cash Management Fund	21,291,571 (¥)	21,292

Total Short-Term Investments (cost $21,292)		21,292

Other Securities - 0.2%
Russell U.S. Cash Collateral Fund (×)	1,449,974 (¥)	1,450

Total Other Securities (cost $1,450)		1,450

Total Investments - 105.1% (identified cost $657,241)		717,562

Securities Sold Short - (4.9)%
Consumer Discretionary - (1.6)%
CarMax, Inc. (Æ)	(26,200)	(1,033)
DreamWorks Animation SKG, Inc. Class A (Æ)	(88,800)	(1,546)
HomeAway, Inc. (Æ)	(35,300)	(846)
JC Penney Co., Inc.	(119,500)	(2,429)
Lamar Advertising Co. Class A (Æ)	(22,000)	(938)
Pandora Media, Inc. (Æ)	(207,600)	(2,392)

	Principal Amount ($) or Shares	Fair Value $
Sears Holdings Corp. (Æ)	(13,400)	(629)
Tiffany & Co.	(17,700)	(1,164)

		(10,977)

Energy - (0.7)%
Cheniere Energy, Inc. (Æ)	(119,200)	(2,531)
Golar LNG, Ltd. (Æ)	(30,900)	(1,268)
Range Resources Corp.	(13,400)	(900)

		(4,699)

Financial Services - (0.8)%
TCF Financial Corp.	(208,200)	(2,844)
TFS Financial Corp. (Æ)	(273,800)	(2,801)

		(5,645)

Health Care - (0.6)%
Brookdale Senior Living, Inc. Class A (Æ)	(69,000)	(1,864)
Cerner Corp. (Æ)	(30,500)	(2,518)

		(4,382)

Materials and Processing - (0.2)%
Compass Minerals International, Inc.	(21,400)	(1,542)

Producer Durables - (0.4)%
IHS, Inc. Class A (Æ)	(25,200)	(2,593)

Technology - (0.6)%
Diebold, Inc.	(49,400)	(1,454)
Microchip Technology, Inc.	(78,000)	(2,609)

		(4,063)

Total Securities Sold Short (proceeds $29,880)		(33,901)

Other Assets and Liabilities, Net - (0.2%)		(1,173)

Net Assets - 100.0%		682,488

See accompanying notes which are an integral part of this quarterly report.

16	Russell U.S. Dynamic Equity Fund

Russell Investment Company

Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	235	USD	17,078	03/13	469
S&P 500 E-Mini Utilities Select Sector Index Futures (CME)	70	USD	2,496	03/13	78
S&P E-Mini Materials Select Sector Index Futures (CME)	60	USD	2,442	03/13	23
S&P Midcap 400 E-Mini Index Futures (CME)	23	USD	2,360	03/13	149

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					719

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$128,224	$—	$—	$128,224
Consumer Staples	4,020	—	—	4,020
Energy	86,081	—	—	86,081
Financial Services	187,200	—	—	187,200
Health Care	36,040	—	—	36,040
Materials and Processing	28,567	—	—	28,567
Producer Durables	94,474	—	—	94,474
Technology	118,346	—	—	118,346
Utilities	11,782	—	—	11,782
Investments in Other Funds	86	—	—	86
Short-Term Investments	—	21,292	—	21,292
Other Securities	—	1,450	—	1,450

Total Investments	694,820	22,742	—	717,562

Securities Sold Short*	(33,901)	—	—	(33,901)
Other Financial Instruments
Futures Contracts	719	—	—	719

Total Other Financial Instruments**	$719	$—	$—	$719

*	Refer to Schedule of Investments for detailed sector breakout.

**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund	17

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.7%
Consumer Discretionary - 15.4%
Aaron’s, Inc. Class A (Û)	44,000	1,305
Abercrombie & Fitch Co. Class A	10,900	545
Advance Auto Parts, Inc.	43,317	3,185
Amazon.com, Inc. (Æ)	40,207	10,675
AMC Networks, Inc. Class A (Æ)	24,322	1,386
American Eagle Outfitters, Inc. (Û)	325,685	6,582
Apollo Group, Inc. Class A (Æ)	182,992	3,700
AutoZone, Inc. (Æ)	25,780	9,531
Big Lots, Inc. (Æ)	123,940	3,984
Burberry Group PLC - ADR	56,526	2,425
Carnival Corp.	60,000	2,323
CBS Corp. Class B (Û)	104,570	4,363
Chico’s FAS, Inc.	35,500	637
Comcast Corp. Class A (Û)	505,468	18,760
Costco Wholesale Corp.	20,491	2,097
Cracker Barrel Old Country Store, Inc.	23,400	1,517
Diageo PLC - ADR	32,608	3,890
Dick’s Sporting Goods, Inc.	58,957	2,806
Dillard’s, Inc. Class A	9,300	785
DIRECTV (Æ)	93,600	4,787
Dollar General Corp. (Æ)	102,125	4,720
Dollar Tree, Inc. (Æ)	80,300	3,211
eBay, Inc. (Æ)	165,497	9,256
Estee Lauder Cos., Inc. (The) Class A	85,657	5,219
Expedia, Inc.	10,600	692
Express, Inc. (Æ)	18,100	333
Foot Locker, Inc.	42,336	1,454
Ford Motor Co.	40,800	528
GameStop Corp. Class A	55,500	1,288
Gap, Inc. (The) (Û)	44,600	1,458
General Motors Co. (Æ)	112,000	3,146
H&R Block, Inc.	30,400	692
Hanesbrands, Inc. (Æ)	71,100	2,665
Hasbro, Inc.	117,000	4,372
Hertz Global Holdings, Inc. (Æ)	321,963	5,886
Home Depot, Inc.	278,767	18,655
Jarden Corp. (Æ)	10,900	641
John Wiley & Sons, Inc. Class A (Æ)	26,300	1,007
Johnson Controls, Inc.	547,860	17,033
Las Vegas Sands Corp.	54,445	3,008
Lear Corp.	42,400	2,078
Limited Brands, Inc.	41,300	1,983
Lowe’s Cos., Inc.	152,900	5,839
Lululemon Athletica, Inc. (Æ)	18,694	1,290
Macy’s, Inc.	121,200	4,788
Marriott International, Inc. Class A	97,990	3,918
McDonald’s Corp.	75,650	7,209
Meritage Homes Corp. (Æ)	41,840	1,851
Michael Kors Holdings, Ltd. (Æ)	50,959	2,860
Newell Rubbermaid, Inc.	25,100	589
News Corp. Class A	35,500	985
Nike, Inc. Class B	117,584	6,355
Nu Skin Enterprises, Inc. Class A	19,500	826
NVR, Inc. (Æ)	6,861	7,064

	Principal Amount ($) or Shares	Fair Value $
Orient-Express Hotels, Ltd. Class A (Æ)	69,233	804
Panera Bread Co. Class A (Æ)	18,700	2,988
Papa John’s International, Inc. (Æ)	10,800	606
PetSmart, Inc.	72,714	4,757
Ralph Lauren Corp. Class A	22,008	3,663
Ross Stores, Inc.	60,500	3,612
Sirius XM Radio, Inc.	665,730	2,090
Snap-on, Inc.	30,800	2,495
Starbucks Corp.	170,075	9,545
Starwood Hotels & Resorts Worldwide, Inc. (Û)(ö)	9,500	583
Thor Industries, Inc. (Û)	17,000	715
Time Warner Cable, Inc. (Û)	12,800	1,144
Time Warner, Inc. (Û)	563,350	28,460
TJX Cos., Inc.	369,261	16,683
Toll Brothers, Inc. (Æ)	167,090	6,258
TRW Automotive Holdings Corp. (Æ)	59,775	3,445
Tupperware Brands Corp.	11,000	838
Ulta Salon Cosmetics & Fragrance, Inc.	20,878	2,042
Urban Outfitters, Inc. (Æ)	59,688	2,554
VF Corp.	20,723	3,058
Viacom, Inc. Class B	495,992	29,933
WABCO Holdings, Inc. (Æ)(Û)	10,100	633
Wal-Mart Stores, Inc.	329,800	23,070
Walt Disney Co. (The)	42,370	2,283
Whirlpool Corp. (Û)	25,999	3,000
Wolverine World Wide, Inc.	2,600	112
Wyndham Worldwide Corp. (Û)	26,400	1,473

		375,026

Consumer Staples - 6.3%
Archer-Daniels-Midland Co.	91,000	2,596
Campbell Soup Co.	12,600	463
Coca-Cola Co. (The)	656,310	24,441
Colgate-Palmolive Co.	143,708	15,429
ConAgra Foods, Inc.	24,300	794
CVS Caremark Corp.	193,300	9,897
Herbalife, Ltd.	11,400	414
Hershey Co. (The)	37,200	2,956
Hillshire Brands Co.	46,311	1,435
Kraft Foods Group, Inc. (Æ)	230,955	10,674
Kroger Co. (The) (Û)	67,400	1,867
Lorillard, Inc.	103,930	4,061
Mead Johnson Nutrition Co. Class A	65,320	4,964
Molson Coors Brewing Co. Class B	236,175	10,671
Mondelez International, Inc. Class A	203,200	5,647
Monster Beverage Corp. (Æ)	52,600	2,520
PepsiCo, Inc.	76,960	5,607
Philip Morris International, Inc.	200,426	17,670
Procter & Gamble Co. (The)	245,572	18,456
Sanderson Farms, Inc.	30,600	1,545
Sysco Corp.	214,400	6,811
Tyson Foods, Inc. Class A	87,247	1,930
Whole Foods Market, Inc.	33,561	3,230

		154,078

18	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Energy - 11.0%
Anadarko Petroleum Corp.	30,922	2,474
Apache Corp.	32,400	2,714
Arch Coal, Inc.	696,550	4,959
Atwood Oceanics, Inc. (Æ)	15,300	807
Baker Hughes, Inc.	74,325	3,324
BP PLC - ADR	43,175	1,922
Cabot Oil & Gas Corp.	41,784	2,205
Chesapeake Energy Corp.	370,075	7,468
Chevron Corp.	347,273	39,989
Cobalt International Energy, Inc. (Æ)	183,711	4,448
ConocoPhillips	203,300	11,792
CONSOL Energy, Inc.	186,290	5,838
Devon Energy Corp.	187,770	10,739
Diamond Offshore Drilling, Inc.	37,500	2,816
Exxon Mobil Corp.	534,740	48,112
Halliburton Co. (Û)	423,150	17,214
Helmerich & Payne, Inc. (Û)	10,300	663
Hess Corp. (Û)	15,500	1,041
HollyFrontier Corp.	34,800	1,817
Hubbell, Inc. Class B (Æ)	18,989	1,729
Marathon Oil Corp.	227,350	7,641
Marathon Petroleum Corp. (Û)	106,497	7,903
Murphy Oil Corp. (Û)	29,500	1,756
Nabors Industries, Ltd. (Æ)	35,500	592
Noble Corp.	42,375	1,716
Noble Energy, Inc.	44,603	4,808
Occidental Petroleum Corp.	109,817	9,694
Patterson-UTI Energy, Inc. (Û)	42,000	854
Peabody Energy Corp.	191,130	4,807
Phillips 66 (Æ)	177,022	10,722
Pioneer Natural Resources Co.	21,400	2,515
RPC, Inc.	26,600	398
Schlumberger, Ltd. (Û)	108,714	8,485
Southwestern Energy Co. (Æ)	176,100	6,040
Tesoro Corp. (Û)	20,100	979
Transocean, Inc. (Æ)	62,800	3,561
Ultra Petroleum Corp. (Æ)	93,625	1,706
Unit Corp. (Æ)	2,700	130
Valero Energy Corp. (Û)	66,570	2,911
Walter Energy, Inc. Class A	49,500	1,859
Weatherford International, Ltd. (Æ)	386,280	5,157
Whiting Petroleum Corp. (Æ)	65,300	3,107
Williams Cos., Inc. (The)	118,301	4,146
WPX Energy, Inc. (Æ)	175,930	2,644

		266,202

Financial Services - 14.0%
ACE, Ltd.	154,510	13,184
Aflac, Inc. (Û)	18,800	998
Alleghany Corp. (Æ)	5,200	1,875
Allied World Assurance Co. Holdings AG	45,765	3,882
Allstate Corp. (The) (Û)	113,380	4,978
American Capital, Ltd. (Æ)	30,500	407
American Express Co. (Û)	92,600	5,446
American Financial Group, Inc.	7,600	323
American Tower Corp. Class A (ö)	112,522	8,569

	Principal Amount ($) or Shares	Fair Value $
Ameriprise Financial, Inc. (Û)	85,400	5,663
Arch Capital Group, Ltd. (Æ)	28,100	1,304
Arthur J Gallagher & Co.	31,208	1,153
Aspen Insurance Holdings, Ltd.	69,600	2,374
Assurant, Inc.	25,540	977
Assured Guaranty, Ltd.	136,790	2,480
Axis Capital Holdings, Ltd.	131,069	5,015
Bank of America Corp.	1,233,351	13,961
BB&T Corp.	183,050	5,543
Berkshire Hathaway, Inc. Class B (Æ)	35,160	3,408
BlackRock, Inc. Class A	28,750	6,793
Broadridge Financial Solutions, Inc.	28,800	679
Camden Property Trust (ö)	41,374	2,871
Capital One Financial Corp.	455,394	25,649
CapitalSource, Inc.	68,100	552
Chubb Corp. (The)	50,900	4,088
Citigroup, Inc. (Û)	880,940	37,141
Comerica, Inc. (Û)	17,400	598
CoreLogic, Inc. (Æ)	32,400	850
Cullen/Frost Bankers, Inc.	32,818	1,933
Discover Financial Services (Û)	181,968	6,985
Endurance Specialty Holdings, Ltd.	51,800	2,223
Equity Lifestyle Properties, Inc. Class A (ö)	18,851	1,350
Everest Re Group, Ltd.	22,505	2,606
Federated Investors, Inc. Class B	44,039	1,042
Fifth Third Bancorp (Û)	74,600	1,215
First Republic Bank	29,482	1,052
Franklin Resources, Inc.	19,908	2,725
Genworth Financial, Inc. Class A (Æ)	584,250	5,357
Goldman Sachs Group, Inc. (The) (Û)	71,875	10,628
Hanover Insurance Group, Inc. (The)	45,500	1,891
Hartford Financial Services Group, Inc.	336,725	8,352
Huntington Bancshares, Inc. (Û)	333,350	2,321
Iberiabank Corp.	5,700	293
Jack Henry & Associates, Inc.	11,200	465
Janus Capital Group, Inc.	360,100	3,349
Jones Lang LaSalle, Inc.	7,800	719
JPMorgan Chase & Co. (Û)	621,255	29,230
KeyCorp (Û)	304,070	2,858
Lender Processing Services, Inc.	30,200	726
Lincoln National Corp.	140,600	4,074
Mack-Cali Realty Corp. (ö)	15,900	432
Markel Corp. (Æ)	3,030	1,443
Mastercard, Inc. Class A	15,451	8,009
MetLife, Inc.	89,025	3,324
Mid-America Apartment Communities, Inc. (ö)	5,800	379
Moody’s Corp.	13,200	724
National Retail Properties, Inc. (ö)	28,337	907
PartnerRe, Ltd. - ADR	38,400	3,367
PNC Financial Services Group, Inc.	109,135	6,745
ProAssurance Corp.	44,300	1,995
Prudential Financial, Inc.	8,600	498
Public Storage (ö)(Û)	4,700	723
Regions Financial Corp. (Û)	480,403	3,738
Reinsurance Group of America, Inc. Class A	23,494	1,348

Russell U.S. Strategic Equity Fund	19

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

RenaissanceRe Holdings, Ltd.	37,470	3,209
SunTrust Banks, Inc.	246,610	6,997
SVB Financial Group (Æ)	6,400	425
T Rowe Price Group, Inc.	23,900	1,708
Taubman Centers, Inc. (ö)	17,800	1,451
Total System Services, Inc.	81,200	1,888
Travelers Cos., Inc. (The)	48,400	3,797
US Bancorp	38,100	1,261
Visa, Inc. Class A	64,490	10,183
Vornado Realty Trust (ö)	25,200	2,128
Washington Federal, Inc.	21,600	380
Wells Fargo & Co. (Û)	421,610	14,685
Western Union Co. (The)	326,818	4,651
WR Berkley Corp.	24,730	1,018

		339,568

Health Care - 15.1%
Abbott Laboratories	81,800	2,771
AbbVie, Inc.	336,030	12,329
Accretive Health, Inc. (Æ)	70,600	911
Actavis, Inc. (Æ)	23,220	2,006
Aetna, Inc. (Û)	12,700	613
Alere, Inc. (Æ)	87,700	1,865
Alexion Pharmaceuticals, Inc. (Æ)	22,813	2,144
Allscripts Healthcare Solutions, Inc. (Æ)	225,300	2,496
Amarin Corp. PLC - ADR (Æ)	121,700	1,037
AmerisourceBergen Corp. Class A	151,813	6,888
Amgen, Inc.	75,000	6,410
Baxter International, Inc.	267,400	18,141
Biogen Idec, Inc. (Æ)	67,153	10,481
Bio-Rad Laboratories, Inc. Class A (Æ)	9,300	1,058
Boston Scientific Corp. (Æ)(Û)	183,100	1,368
Bristol-Myers Squibb Co.	175,600	6,346
Brookdale Senior Living, Inc. Class A (Æ)	141,930	3,834
Cardinal Health, Inc.	35,200	1,542
CareFusion Corp. (Æ)	328,934	10,210
Celgene Corp. (Æ)	77,554	7,675
Cigna Corp.	9,200	537
Community Health Systems, Inc.	88,975	3,410
Covidien PLC	290,919	18,136
CR Bard, Inc.	23,500	2,399
Cyberonics, Inc. (Æ)	34,800	1,509
Eli Lilly & Co.	348,973	18,736
Express Scripts Holding Co. (Æ)	152,514	8,147
Forest Laboratories, Inc. (Æ)	100,000	3,630
Gilead Sciences, Inc. (Æ)	320,120	12,629
Haemonetics Corp. (Æ)	19,700	826
Health Net, Inc. (Æ)	60,800	1,654
Hologic, Inc. (Æ)	147,411	3,514
Hospira, Inc. (Æ)	49,250	1,680
Humana, Inc.	24,200	1,800
Johnson & Johnson	361,035	26,688
Magellan Health Services, Inc. (Æ)	11,869	609
McKesson Corp. (Û)	186,300	19,604
Medtronic, Inc.	131,411	6,124
Merck & Co., Inc.	503,336	21,769

	Principal Amount ($) or Shares	Fair Value $
Molina Healthcare, Inc. (Æ)	77,400	2,222
Myriad Genetics, Inc. (Æ)	42,700	1,155
Novartis AG - ADR	153,900	10,437
Pfizer, Inc.	2,035,325	55,523
Regeneron Pharmaceuticals, Inc. (Æ)	5,287	920
ResMed, Inc.	25,607	1,122
Sirona Dental Systems, Inc. (Æ)	8,100	538
St. Jude Medical, Inc.	34,200	1,392
Stryker Corp.	5,074	318
Teva Pharmaceutical Industries, Ltd. - ADR	138,604	5,265
Thoratec Corp. (Æ)	19,700	720
United Therapeutics Corp. (Æ)	13,800	744
UnitedHealth Group, Inc. (Û)	209,400	11,561
Valeant Pharmaceuticals International, Inc. (Æ)	53,729	3,563
Vertex Pharmaceuticals, Inc. (Æ)	38,200	1,711
Warner Chilcott PLC Class A	77,500	1,098
WellPoint, Inc.	127,412	8,259
Zimmer Holdings, Inc.	103,589	7,728

		367,802

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.	26,600	2,326
Ball Corp.	19,674	876
Barrick Gold Corp.	251,400	8,025
Brown-Forman Corp. Class B - ADR (Æ)	68,733	4,447
CF Industries Holdings, Inc. (Û)	7,700	1,765
Commercial Metals Co.	210,157	3,499
Domtar Corp.	5,500	458
EI du Pont de Nemours & Co.	81,600	3,872
Freeport-McMoRan Copper & Gold, Inc. (Û)	93,887	3,310
Huntsman Corp.	47,900	844
International Paper Co.	20,600	853
LyondellBasell Industries NV Class A	44,732	2,837
Masco Corp.	104,652	1,925
Monsanto Co.	162,331	16,452
Mosaic Co. (The)	117,582	7,202
Packaging Corp. of America (Û)	24,700	949
PPG Industries, Inc.	78,080	10,764
Rock Tenn Co. Class A	6,400	505
Sealed Air Corp.	159,675	2,989
Sherwin-Williams Co. (The)	26,895	4,361
Sonoco Products Co.	75,800	2,349
Valspar Corp. (Û)	15,100	1,001

		81,609

Producer Durables - 10.1%
ABM Industries, Inc.	29,200	640
Accenture PLC Class A	274,089	19,705
ADT Corp. (The)	169,993	8,075
AECOM Technology Corp. (Æ)	91,850	2,349
Aegean Marine Petroleum Network, Inc.	90,590	612
AGCO Corp.	20,800	1,102
Agilent Technologies, Inc.	36,750	1,646
Alliant Techsystems, Inc. (Û)	53,700	3,475
Boeing Co. (The) (Û)	139,500	10,306

20	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Canadian Pacific Railway, Ltd.	18,285	2,112
Caterpillar, Inc. (Û)	66,836	6,576
Copart, Inc. (Æ)	29,473	1,058
Corrections Corp. of America	78,293	2,966
CSX Corp.	168,116	3,704
Cummins, Inc. (Û)	86,814	9,970
Deere & Co.	50,233	4,725
Delta Air Lines, Inc. (Æ)	299,300	4,158
Eaton Corp. PLC	89,525	5,098
FedEx Corp.	85,705	8,695
Fluor Corp.	73,970	4,795
General Electric Co. (Û)	1,341,906	29,898
Granite Construction, Inc.	17,000	618
Harsco Corp.	67,800	1,728
Honeywell International, Inc.	315,250	21,513
Hub Group, Inc. Class A (Æ)	17,899	659
Huntington Ingalls Industries, Inc.	16,500	731
Ingersoll-Rand PLC	12,900	663
Itron, Inc. (Æ)	12,300	571
JB Hunt Transport Services, Inc.	15,500	1,043
Joy Global, Inc.	50,075	3,163
L-3 Communications Holdings, Inc.	46,100	3,500
Lexmark International, Inc. Class A	101,809	2,449
Lockheed Martin Corp.	42,700	3,709
Magna International, Inc. Class A	36,470	1,906
Navistar International Corp. (Æ)	118,360	3,088
Northrop Grumman Corp. (Û)	81,282	5,286
Oshkosh Corp. (Æ)	24,200	948
Parker Hannifin Corp.	44,145	4,104
Pentair, Ltd.	47,500	2,407
Quanta Services, Inc. (Æ)	80,000	2,318
Raytheon Co.	119,103	6,274
Republic Services, Inc. Class A	92,300	2,943
Rockwell Automation, Inc.	16,414	1,464
Rockwell Collins, Inc.	29,200	1,719
Southwest Airlines Co.	271,075	3,039
Spirit Aerosystems Holdings, Inc. Class A (Æ)	96,325	1,535
Terex Corp. (Æ)	70,440	2,281
Textron, Inc.	48,699	1,401
Tidewater, Inc.	66,184	3,254
Toro Co. (The)	6,800	299
Triumph Group, Inc.	8,100	570
Tyco International, Ltd.	378,565	11,444
Union Pacific Corp. (Û)	87,024	11,441
URS Corp.	23,300	966
US Airways Group, Inc. (Æ)	97,840	1,397
Xylem, Inc.	105,700	2,952

		245,048

Technology - 15.9%
Acme Packet, Inc. (Æ)	111,526	2,696
Activision Blizzard, Inc.	2,500	28
Adobe Systems, Inc. (Æ)	167,600	6,340
Akamai Technologies, Inc. (Æ)	8,300	338
Altera Corp.	88,900	2,971
Amdocs, Ltd.	62,900	2,245

	Principal Amount ($) or Shares	Fair Value $
Apple, Inc. (Û)	95,686	43,567
Applied Materials, Inc.	148,475	1,917
Avago Technologies, Ltd. Class A	150,048	5,367
Avnet, Inc. (Æ)	105,360	3,726
Baidu, Inc. - ADR (Æ)	19,700	2,134
BMC Software, Inc. (Æ)	130,800	5,435
Broadcom Corp. Class A	73,300	2,379
Brocade Communications Systems, Inc. (Æ)	131,600	753
CA, Inc.	111,700	2,772
Cisco Systems, Inc. (Û)	2,457,867	50,557
Citrix Systems, Inc. (Æ)	25,776	1,886
Computer Sciences Corp.	18,900	790
Cornerstone OnDemand, Inc. (Æ)	26,700	873
Corning, Inc.	43,900	527
Dell, Inc.	110,820	1,467
Electronic Arts, Inc. (Æ)	212,000	3,335
EMC Corp. (Æ)	369,616	9,097
Facebook, Inc. Class A (Æ)	173,070	5,360
Google, Inc. Class A (Æ)	50,308	38,016
Hewlett-Packard Co.	110,500	1,824
IAC/InterActiveCorp	49,465	2,040
Intel Corp.	132,800	2,794
International Business Machines Corp.	148,950	30,248
Intuit, Inc.	152,875	9,536
LinkedIn Corp. Class A (Æ)	17,264	2,137
LSI Corp. (Æ)(Û)	111,900	788
Marvell Technology Group, Ltd.	343,025	3,173
Maxim Integrated Products, Inc.	75,600	2,378
MEMC Electronic Materials, Inc. (Æ)	124,870	519
Mentor Graphics Corp. (Æ)	50,816	870
Microsoft Corp.	1,135,334	31,187
Millennial Media, Inc. (Æ)	10,600	122
Molex, Inc.	62,000	1,684
Motorola Solutions, Inc. (Û)	87,500	5,109
NetApp, Inc. (Æ)	100,416	3,615
NeuStar, Inc. Class A (Æ)(Û)	24,000	1,083
Oracle Corp.	345,209	12,258
PMC - Sierra, Inc. (Æ)	121,000	699
Polycom, Inc. (Æ)	42,100	464
QUALCOMM, Inc.	276,660	18,268
Rovi Corp. (Æ)	1,500	26
SAIC, Inc. (Û)	85,100	1,030
Salesforce.com, Inc. (Æ)	19,337	3,328
SanDisk Corp. (Æ)	65,925	3,296
Silicon Laboratories, Inc. (Æ)	2,100	92
Symantec Corp. (Æ)(Û)	71,200	1,550
Synopsys, Inc. (Æ)	103,500	3,461
Tech Data Corp. (Æ)	38,545	1,963
Teradata Corp. (Æ)	33,884	2,259
Texas Instruments, Inc.	708,700	23,445
TIBCO Software, Inc. (Æ)	108,900	2,553
Vodafone Group PLC - ADR	541,400	14,791
Yahoo!, Inc. (Æ)	94,927	1,863

		385,029

Russell U.S. Strategic Equity Fund	21

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Utilities - 3.5%
AES Corp.	103,100	1,118
Alliant Energy Corp.	15,700	720
Ameren Corp.	83,337	2,703
AT&T, Inc. (Û)	374,500	13,027
Consolidated Edison, Inc.	57,256	3,257
DTE Energy Co.	101,919	6,453
El Paso Electric Co.	48,300	1,627
Encana Corp.	281,100	5,442
Entergy Corp.	36,627	2,366
Exelon Corp.	155,500	4,889
FirstEnergy Corp.	97,413	3,945
Hawaiian Electric Industries, Inc.	3,400	92
MetroPCS Communications, Inc. (Æ)	52,500	527
NRG Energy, Inc.	78,979	1,895
NV Energy, Inc.	26,200	496
PG&E Corp.	285,436	12,171
Pinnacle West Capital Corp. (Û)	21,400	1,142
PPL Corp.	99,357	3,010
Questar Corp.	86,597	2,012
Southern Co.	15,900	703
Sprint Nextel Corp. (Æ)	97,300	548
Telephone & Data Systems, Inc.	16,153	409
US Cellular Corp. (Æ)	23,600	898
Verizon Communications, Inc. (Û)	290,859	12,683
Wisconsin Energy Corp.	58,800	2,318
Xcel Energy, Inc.	53,900	1,497

		85,948

Total Common Stocks (cost $2,135,341)		2,300,310

Investments in Other Funds - 0.0%
iShares Russell 1000 Value Index Fund	3,660	284

Total Investments in Other Funds (cost $256)		284

Short-Term Investments - 5.6%
Russell U.S. Cash Management Fund	137,157,247 (¥)	137,157

Total Short-Term Investments (cost $137,157)		137,157

Total Investments - 100.3% (identified cost $2,272,752)		2,437,751

Securities Sold Short - (0.8)%
Consumer Discretionary - (0.2)%
CarMax, Inc. (Æ)	(14,300)	(564)
Chipotle Mexican Grill, Inc. Class A (Æ)	(1,900)	(583)
DreamWorks Animation SKG, Inc. Class A (Æ)	(54,900)	(956)

	Principal Amount ($) or Shares	Fair Value $
HomeAway, Inc. (Æ)	(23,600)	(566)
JC Penney Co., Inc.	(70,100)	(1,424)
Pandora Media, Inc. (Æ)	(120,000)	(1,382)

		(5,475)

Energy - (0.1)%
Cheniere Energy, Inc. (Æ)	(61,900)	(1,314)
Golar LNG, Ltd. (Æ)	(22,500)	(924)
Range Resources Corp.	(7,900)	(531)

		(2,769)

Financial Services - (0.1)%
TCF Financial Corp.	(129,400)	(1,768)
TFS Financial Corp. (Æ)	(145,400)	(1,487)

		(3,255)

Health Care - (0.1)%
Brookdale Senior Living, Inc. Class A (Æ)	(49,500)	(1,337)
Cerner Corp. (Æ)	(8,300)	(685)
Dentsply International, Inc.	(14,200)	(593)

		(2,615)

Materials and Processing - (0.1)%
Compass Minerals International, Inc.	(12,900)	(929)
Vulcan Materials Co.	(9,400)	(532)

		(1,461)

Producer Durables - (0.1)%
Clean Harbors, Inc. (Æ)	(9,100)	(506)
IHS, Inc. Class A (Æ)	(10,200)	(1,050)

		(1,556)

Technology - (0.1)%
Diebold, Inc.	(22,000)	(648)
Microchip Technology, Inc.	(45,400)	(1,519)
NetSuite, Inc. (Æ)	(13,100)	(920)

		(3,087)

Total Securities Sold Short (proceeds $18,135)		(20,218)

Other Assets and Liabilities, Net - 0.5%		11,624

Net Assets - 100.0%		2,429,157

See accompanying notes which are an integral part of this quarterly report.

22	Russell U.S. Strategic Equity Fund

Russell Investment Company

Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	1,890	USD	141,117	03/13	5,697

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					5,697

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$375,026	$—	$—	$375,026
Consumer Staples	154,078	—	—	154,078
Energy	266,202	—	—	266,202
Financial Services	339,568	—	—	339,568
Health Care	367,802	—	—	367,802
Materials and Processing	81,609	—	—	81,609
Producer Durables	245,048	—	—	245,048
Technology	385,029	—	—	385,029
Utilities	85,948	—	—	85,948
Investments in Other Funds	284	—	—	284
Short-Term Investments	—	137,157	—	137,157

Total Investments	2,300,594	137,157	—	2,437,751

Securities Sold Short*	(20,218)	—	—	(20,218)
Other Financial Instruments
Futures Contracts	5,697	—	—	5,697

Total Other Financial Instruments**	$5,697	$—	$—	$5,697

*	Refer to Schedule of Investments for detailed sector breakout
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Level 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund	23

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 93.5%
Consumer Discretionary - 13.1%
Abercrombie & Fitch Co. Class A	2,500	125
Amazon.com, Inc. (Æ)	4,760	1,264
AutoZone, Inc. (Æ)	330	122
Carnival Corp.	6,300	244
Coach, Inc.	5,000	255
Comcast Corp. Class A	37,750	1,437
Costco Wholesale Corp.	6,180	632
Cracker Barrel Old Country Store, Inc.	600	39
DIRECTV (Æ)	12,200	624
Discovery Communications, Inc. Class A (Æ)	3,500	243
Dollar Tree, Inc. (Æ)	10,100	404
eBay, Inc. (Æ)	52,476	2,936
Estee Lauder Cos., Inc. (The) Class A	8,246	502
Expedia, Inc.	2,300	150
GameStop Corp. Class A	7,000	162
Gap, Inc. (The)	9,300	304
General Motors Co. (Æ)	6,200	174
Hertz Global Holdings, Inc. (Æ)	32,304	591
Home Depot, Inc.	13,735	919
John Wiley & Sons, Inc. Class A (Æ)	1,500	57
Johnson Controls, Inc.	83,750	2,604
Las Vegas Sands Corp.	12,137	671
Limited Brands, Inc.	8,558	411
Lowe’s Cos., Inc.	23,400	894
Lululemon Athletica, Inc. (Æ)	2,874	198
Marriott International, Inc. Class A	7,300	292
McDonald’s Corp.	12,550	1,196
Michael Kors Holdings, Ltd. (Æ)	10,405	584
Nike, Inc. Class B	13,474	728
Nordstrom, Inc.	1,900	105
Nu Skin Enterprises, Inc. Class A	2,300	97
NVR, Inc. (Æ)	160	165
Panera Bread Co. Class A (Æ)	1,500	240
PetSmart, Inc.	6,500	425
Ross Stores, Inc.	8,200	490
Sirius XM Radio, Inc.	147,600	463
Staples, Inc.	25,700	346
Starbucks Corp.	41,440	2,325
Starwood Hotels & Resorts Worldwide, Inc. (ö)	18,760	1,152
Time Warner, Inc.	80,920	4,089
TJX Cos., Inc.	13,300	601
Ulta Salon Cosmetics & Fragrance, Inc.	4,635	453
Urban Outfitters, Inc. (Æ)	14,200	607
Viacom, Inc. Class B	44,710	2,699
Wal-Mart Stores, Inc.	17,040	1,192
Walt Disney Co. (The)	8,600	463
Whirlpool Corp.	4,174	482
Wynn Resorts, Ltd.	3,800	476
Yum! Brands, Inc.	20,220	1,313

		36,945

Consumer Staples - 6.1%
Archer-Daniels-Midland Co.	16,700	476
Campbell Soup Co.	8,980	330

	Principal Amount ($) or Shares	Fair Value $
Church & Dwight Co., Inc.	200	12
Cia de Bebidas das Americas - ADR	29,580	1,392
Coca-Cola Co. (The)	111,654	4,158
Coca-Cola Enterprises, Inc.	6,800	237
Colgate-Palmolive Co.	19,590	2,104
ConAgra Foods, Inc.	29,050	949
Herbalife, Ltd.	700	25
Hershey Co. (The)	6,200	493
Lorillard, Inc.	14,530	568
Mondelez International, Inc. Class A	33,450	929
Monster Beverage Corp. (Æ)	5,000	240
Philip Morris International, Inc.	3,000	264
Procter & Gamble Co. (The)	46,400	3,488
Sanderson Farms, Inc.	1,100	56
Smithfield Foods, Inc. (Æ)	1,300	30
Tyson Foods, Inc. Class A	15,600	345
Whole Foods Market, Inc.	11,869	1,142

		17,238

Energy - 9.6%
Alpha Natural Resources, Inc. (Æ)	3,500	31
Apache Corp.	7,300	611
Atwood Oceanics, Inc. (Æ)	500	26
Baker Hughes, Inc.	19,050	852
Cabot Oil & Gas Corp.	9,200	486
Chevron Corp.	25,250	2,907
Concho Resources, Inc. (Æ)	900	82
ConocoPhillips	18,200	1,056
Continental Resources, Inc. (Æ)	600	50
Diamond Offshore Drilling, Inc.	3,300	248
EOG Resources, Inc.	3,390	424
Exxon Mobil Corp.	67,750	6,097
Halliburton Co.	44,550	1,812
Laredo Petroleum Holdings, Inc. (Æ)	2,700	50
Marathon Oil Corp.	37,750	1,269
Marathon Petroleum Corp.	4,100	304
Murphy Oil Corp.	3,880	231
National Oilwell Varco, Inc.	36,610	2,714
Newfield Exploration Co. (Æ)	3,900	115
Noble Corp.	4,600	186
Noble Energy, Inc.	9,929	1,070
Occidental Petroleum Corp.	20,750	1,831
Oil States International, Inc. (Æ)	700	54
Phillips 66 Class W (Æ)	11,805	715
Pioneer Natural Resources Co.	4,700	552
Rowan Companies PLC (Æ)	3,300	114
Schlumberger, Ltd.	17,080	1,333
SM Energy Co.	1,700	99
Southwestern Energy Co. (Æ)	29,200	1,002
Superior Energy Services, Inc. (Æ)	1,900	47
Tesoro Corp.	3,800	185
Valero Energy Corp.	9,300	407
Whiting Petroleum Corp. (Æ)	2,400	114

		27,074

24	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Financial Services - 13.8%
ACE, Ltd.	17,200	1,468
Alleghany Corp. (Æ)	830	299
Allied World Assurance Co. Holdings AG	900	76
Allstate Corp. (The)	8,200	360
American Express Co.	22,740	1,337
American Financial Group, Inc.	4,800	204
American International Group, Inc. (Æ)	8,100	306
Ameriprise Financial, Inc.	7,450	494
Aon PLC	9,250	534
Aspen Insurance Holdings, Ltd.	3,100	106
Assurant, Inc.	7,680	294
Axis Capital Holdings, Ltd.	2,200	84
BB&T Corp.	32,270	978
Berkshire Hathaway, Inc. Class B (Æ)	500	48
BlackRock, Inc. Class A	8,600	2,032
Capital One Financial Corp.	56,939	3,208
Chubb Corp. (The)	4,300	345
Citigroup, Inc.	60,320	2,544
Comerica, Inc.	18,800	646
CoreLogic, Inc. (Æ)	1,700	45
Cullen/Frost Bankers, Inc.	1,700	100
Discover Financial Services	41,056	1,577
Endurance Specialty Holdings, Ltd.	2,600	112
Everest Re Group, Ltd.	1,340	155
Extra Space Storage, Inc.(ö)	2,800	112
First American Financial Corp.	5,500	131
First Republic Bank	2,100	75
Franklin Resources, Inc.	5,050	691
Goldman Sachs Group, Inc. (The)	6,320	934
Hanover Insurance Group, Inc. (The)	5,000	208
JPMorgan Chase & Co.	81,630	3,842
Lincoln National Corp.	4,500	130
Markel Corp. (Æ)	120	57
Mastercard, Inc. Class A	3,894	2,018
MetLife, Inc.	35,750	1,335
Northern Trust Corp.	5,080	261
PartnerRe, Ltd. - ADR	1,700	149
Principal Financial Group, Inc.	5,900	183
ProAssurance Corp.	5,700	257
Progressive Corp. (The)	27,850	626
Prudential Financial, Inc.	15,200	879
RenaissanceRe Holdings, Ltd.	1,900	163
State Street Corp.	26,510	1,475
SVB Financial Group (Æ)	900	60
Total System Services, Inc.	5,950	138
Travelers Cos., Inc. (The)	9,800	769
US Bancorp	38,500	1,274
Visa, Inc. Class A	22,661	3,578
Wells Fargo & Co.	68,510	2,386

		39,083

Health Care - 15.2%
Abbott Laboratories	7,570	256
AbbVie, Inc.	7,570	278
Accretive Health, Inc. (Æ)	900	12
Actavis, Inc. (Æ)	5,300	458

	Principal Amount ($) or Shares	Fair Value $
Alere, Inc. (Æ)	1,700	36
Alexion Pharmaceuticals, Inc. (Æ)	5,061	476
Allscripts Healthcare Solutions, Inc. (Æ)	4,200	47
Amgen, Inc.	9,300	795
Baxter International, Inc.	28,850	1,956
Biogen Idec, Inc. (Æ)	4,918	768
Bio-Rad Laboratories, Inc. Class A (Æ)	1,200	137
Boston Scientific Corp. (Æ)	59,930	448
Bristol-Myers Squibb Co.	16,200	585
Cardinal Health, Inc.	1,500	66
Celgene Corp. (Æ)	3,800	376
Cerner Corp. (Æ)	16,280	1,344
Charles River Laboratories International, Inc. (Æ)	2,200	91
Cigna Corp.	28,960	1,690
Covidien PLC	24,860	1,550
CR Bard, Inc.	1,650	168
Cyberonics, Inc. (Æ)	1,600	69
Eli Lilly & Co.	14,970	804
Express Scripts Holding Co. (Æ)	21,700	1,160
Forest Laboratories, Inc. (Æ)	14,200	515
Gilead Sciences, Inc. (Æ)	29,920	1,180
Health Net, Inc. (Æ)	3,600	98
Intuitive Surgical, Inc. (Æ)	2,280	1,310
Johnson & Johnson	64,160	4,742
Magellan Health Services, Inc. (Æ)	1,300	67
McKesson Corp.	12,700	1,336
Medtronic, Inc.	12,350	576
Merck & Co., Inc.	57,950	2,506
Molina Healthcare, Inc. (Æ)	3,100	89
Mylan, Inc. (Æ)	47,600	1,346
Novartis AG - ADR	25,550	1,732
Novo Nordisk A/S - ADR	7,350	1,355
Patterson Cos., Inc.	5,500	199
Perrigo Co.	13,320	1,339
Pfizer, Inc.	251,799	6,868
Regeneron Pharmaceuticals, Inc. (Æ)	1,204	209
St. Jude Medical, Inc.	10,800	440
Stryker Corp.	3,000	188
UnitedHealth Group, Inc.	29,110	1,607
Valeant Pharmaceuticals International, Inc. (Æ)	11,961	793
Vertex Pharmaceuticals, Inc. (Æ)	2,000	90
WellPoint, Inc.	6,200	402
Zimmer Holdings, Inc.	4,600	343

		42,900

Materials and Processing - 5.5%
Air Products & Chemicals, Inc.	6,450	564
Ashland, Inc.	6,750	530
Barrick Gold Corp.	41,700	1,331
Brown-Forman Corp. Class B - ADR (Æ)	500	32
Celanese Corp. Class A	12,250	574
CF Industries Holdings, Inc.	1,480	339
Commercial Metals Co.	17,900	298
Domtar Corp.	700	58
Ecolab, Inc.	24,500	1,775

Russell U.S. Large Cap Equity Fund	25

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Fastenal Co.	23,580	1,171
LyondellBasell Industries NV Class A	9,919	629
Masco Corp.	23,222	427
Monsanto Co.	48,785	4,945
PPG Industries, Inc.	6,350	875
Praxair, Inc.	12,130	1,339
Sherwin-Williams Co. (The)	2,839	460
Sonoco Products Co.	3,700	115

		15,462

Producer Durables - 12.5%
ABM Industries, Inc.	2,000	44
Accenture PLC Class A	22,247	1,600
ADT Corp. (The)	3,257	155
AECOM Technology Corp. (Æ)	1,800	46
AGCO Corp.	2,390	127
Agilent Technologies, Inc.	18,520	829
Air Lease Corp. Class A (Æ)	5,790	138
Alliant Techsystems, Inc.	5,200	337
Automatic Data Processing, Inc.	30,080	1,783
Avery Dennison Corp.	4,500	173
Babcock & Wilcox Co. (The)	3,600	96
Boeing Co. (The)	14,410	1,064
Canadian Pacific Railway, Ltd.	4,059	469
Caterpillar, Inc.	12,223	1,203
Con-way, Inc.	4,000	126
CSX Corp.	16,550	365
Cummins, Inc.	23,598	2,710
Danone - ADR (Æ)	64,510	903
Deere & Co.	5,517	519
Delta Air Lines, Inc. (Æ)	19,000	264
Eaton Corp. PLC	17,800	1,014
Emerson Electric Co.	5,300	303
Expeditors International of Washington, Inc.	13,300	571
FedEx Corp.	8,441	856
Flowserve Corp.	3,000	470
Fluor Corp.	4,950	321
General Electric Co.	226,794	5,052
Granite Construction, Inc.	1,600	58
Harsco Corp.	9,200	235
Honeywell International, Inc.	33,840	2,308
Hub Group, Inc. Class A (Æ)	1,400	52
Huntington Ingalls Industries, Inc.	4,400	195
Ingersoll-Rand PLC	5,200	267
Itron, Inc. (Æ)	2,000	93
Jacobs Engineering Group, Inc. (Æ)	5,600	269
JB Hunt Transport Services, Inc.	2,000	135
Joy Global, Inc.	20,750	1,310
L-3 Communications Holdings, Inc.	3,990	303
Lexmark International, Inc. Class A	5,500	132
Lockheed Martin Corp.	5,200	452
Northrop Grumman Corp.	7,880	513
Pentair, Ltd.	9,415	477
Raytheon Co.	3,470	183
Republic Services, Inc. Class A	18,650	595
Rockwell Automation, Inc.	6,450	575

	Principal Amount ($) or Shares	Fair Value $
Rockwell Collins, Inc.	9,550	562
Rollins, Inc.	1,600	40
Stanley Black & Decker, Inc.	6,650	511
Textron, Inc.	7,180	206
Tidewater, Inc.	6,600	325
Union Pacific Corp.	15,212	2,000
United Parcel Service, Inc. Class B	10,750	852
United Technologies Corp.	10,800	946
URS Corp.	5,690	236

		35,368

Technology - 13.7%
Adobe Systems, Inc. (Æ)	27,800	1,052
Amdocs, Ltd.	4,400	157
Apple, Inc.	11,974	5,451
Arris Group, Inc. (Æ)	1,000	17
Avago Technologies, Ltd. Class A	16,277	582
Broadcom Corp. Class A	22,920	744
Brocade Communications Systems, Inc. (Æ)	10,470	60
CA, Inc.	4,700	117
Cadence Design Systems, Inc. (Æ)	10,650	148
Cisco Systems, Inc.	198,650	4,086
Computer Sciences Corp.	5,500	230
Dell, Inc.	18,400	244
Electronic Arts, Inc. (Æ)	31,450	495
EMC Corp. (Æ)	19,116	470
Facebook, Inc. Class A (Æ)	19,359	600
Google, Inc. Class A (Æ)	4,572	3,456
Harris Corp.	2,900	134
International Business Machines Corp.	2,720	552
Jabil Circuit, Inc.	6,400	121
LinkedIn Corp. Class A (Æ)	4,485	555
LSI Corp. (Æ)	34,120	240
Mentor Graphics Corp. (Æ)	3,300	57
Microchip Technology, Inc.	13,635	456
Microsoft Corp.	107,590	2,956
Millennial Media, Inc. (Æ)	1,000	12
Molex, Inc.	10,700	291
Motorola Solutions, Inc.	12,330	720
NetApp, Inc. (Æ)	12,000	432
NVIDIA Corp.	17,000	208
Polycom, Inc. (Æ)	1,900	21
QUALCOMM, Inc.	41,172	2,719
Red Hat, Inc. (Æ)	26,430	1,468
Riverbed Technology, Inc. (Æ)	1,900	37
Rovi Corp. (Æ)	9,800	169
Salesforce.com, Inc. (Æ)	4,275	736
SanDisk Corp. (Æ)	4,400	220
SAP AG - ADR	17,090	1,402
Silicon Laboratories, Inc. (Æ)	510	22
Synopsys, Inc. (Æ)	10,690	357
Teradata Corp. (Æ)	7,800	520
Texas Instruments, Inc.	110,910	3,668
Vodafone Group PLC - ADR	89,830	2,453
Western Digital Corp.	6,780	319

		38,754

26	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Utilities - 4.0%
AES Corp.	20,400		221
Alliant Energy Corp.	500		23
Ameren Corp.	9,870		320
AT&T, Inc.	88,010		3,063
Consolidated Edison, Inc.	5,400		307
Encana Corp.	46,600		902
Entergy Corp.	7,980		516
Exelon Corp.	20,500		645
FirstEnergy Corp.	13,800		559
Great Plains Energy, Inc.	12,700		272
Hawaiian Electric Industries, Inc.	300		8
MetroPCS Communications, Inc. (Æ)	9,200		92
NiSource, Inc.	7,760		210
PG&E Corp.	31,000		1,322
Pinnacle West Capital Corp.	6,490		346
PPL Corp.	33,950		1,028
SCANA Corp.	3,700		173
Southern Co.	2,700		119
Telephone & Data Systems, Inc.	8,700		220
US Cellular Corp. (Æ)	2,300		87
Verizon Communications, Inc.	20,300		885

			11,318

Total Common Stocks (cost $236,925)			264,142

Short-Term Investments - 5.9%
Russell U.S. Cash Management Fund	16,544,685	(¥)	16,545

Total Short-Term Investments (cost $16,545)			16,545

Total Investments - 99.4% (identified cost $253,470)			280,687

Other Assets and Liabilities, Net - 0.6%			1,689

Net Assets - 100.0%			282,376

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund	27

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
NASDAQ 100 E-Mini Index Futures (CME)	53	USD	2,889	03/13	45
Russell 1000 Value Index Futures	19	USD	1,444	03/13	92
S&P 500 E-Mini Index Futures (CME)	97	USD	7,242	03/13	229
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	81	USD	2,984	03/13	98

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					464

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$36,945	$—	$—	$36,945
Consumer Staples	17,238	—	—	17,238
Energy	27,074	—	—	27,074
Financial Services	39,083	—	—	39,083
Health Care	42,900	—	—	42,900
Materials and Processing	15,462	—	—	15,462
Producer Durables	35,368	—	—	35,368
Technology	38,754	—	—	38,754
Utilities	11,318	—	—	11,318
Short-Term Investments	—	16,545	—	16,545

Total Investments	264,142	16,545	—	280,687

Other Financial Instruments
Futures Contracts	464	—	—	464

Total Other Financial Instruments*	$464	$—	$—	$464

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

28	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 94.2%
Consumer Discretionary - 15.5%
Aaron’s, Inc. Class A	13,100	388
Abercrombie & Fitch Co. Class A	2,200	110
Advance Auto Parts, Inc.	5,300	390
AMC Networks, Inc. Class A (Æ)	8,500	484
American Eagle Outfitters, Inc.	24,700	499
AutoZone, Inc. (Æ)	340	126
Carter’s, Inc. (Æ)	29,716	1,789
Chico’s FAS, Inc.	19,600	351
Children’s Place Retail Stores, Inc. (The) (Æ)	3,300	164
Coach, Inc.	8,900	454
Cracker Barrel Old Country Store, Inc.	5,720	371
Dollar Tree, Inc. (Æ)	13,700	548
Domino’s Pizza, Inc.	4,300	200
Dunkin’ Brands Group, Inc.	13,300	486
Expedia, Inc.	9,600	626
Foot Locker, Inc.	15,900	546
GameStop Corp. Class A	22,700	527
Gap, Inc. (The)	18,300	598
Goodyear Tire & Rubber Co. (The) (Æ)	32,420	446
HomeAway, Inc. (Æ)	33,783	810
Jack in the Box, Inc. (Æ)	3,000	87
John Wiley & Sons, Inc. Class A (Æ)	3,900	149
Johnson Controls, Inc.	42,700	1,328
LKQ Corp. (Æ)	75,686	1,695
Madison Square Garden Co. (The) Class A (Æ)	5,800	302
Marriott International, Inc. Class A	12,900	516
MercadoLibre, Inc.	10,399	919
Nu Skin Enterprises, Inc. Class A	9,300	394
NVR, Inc. (Æ)	551	567
O’Reilly Automotive, Inc. (Æ)	10,005	927
Panera Bread Co. Class A (Æ)	3,460	553
PetSmart, Inc.	18,775	1,229
Pool Corp.	600	27
priceline.com, Inc. (Æ)	1,273	873
Ralph Lauren Corp. Class A	3,100	516
Staples, Inc.	35,200	474
Tupperware Brands Corp.	7,770	592
Washington Post Co. (The) Class B	800	309
Wynn Resorts, Ltd.	5,300	664

		22,034

Consumer Staples - 3.8%
ConAgra Foods, Inc.	26,600	870
Dean Foods Co. (Æ)	25,600	469
Fresh Market, Inc. (The) (Æ)	26,567	1,298
Ingredion, Inc.	900	59
Lorillard, Inc.	17,820	696
Molson Coors Brewing Co. Class B	3,700	167
Monster Beverage Corp. (Æ)	8,320	399
Safeway, Inc.	3,300	64
Sanderson Farms, Inc.	7,300	369
Smithfield Foods, Inc. (Æ)	14,000	326
Tyson Foods, Inc. Class A	27,800	615

		5,332

	Principal Amount ($) or Shares	Fair Value $
Energy - 8.2%
Alpha Natural Resources, Inc. (Æ)	25,300	224
Atwood Oceanics, Inc. (Æ)	9,300	491
Baker Hughes, Inc.	20,200	903
CARBO Ceramics, Inc.	8,700	697
Cimarex Energy Co.	9,200	588
Continental Resources, Inc. (Æ)	6,600	549
FMC Technologies, Inc. (Æ)	22,411	1,061
Laredo Petroleum Holdings, Inc. (Æ)	9,400	173
Marathon Petroleum Corp.	12,600	935
Murphy Oil Corp.	2,040	121
Newfield Exploration Co. (Æ)	17,600	519
Noble Energy, Inc.	13,050	1,406
Oceaneering International, Inc.	6,600	417
QEP Resources, Inc.	37,000	1,087
SM Energy Co.	13,400	780
Superior Energy Services, Inc. (Æ)	25,000	624
Tesoro Corp.	12,500	609
Whiting Petroleum Corp. (Æ)	8,500	404

		11,588

Financial Services - 15.3%
Alleghany Corp. (Æ)	500	180
Allied World Assurance Co. Holdings AG	5,050	428
American Campus Communities, Inc. (ö)	16,100	750
American Financial Group, Inc.	12,800	545
Ameriprise Financial, Inc.	9,900	657
Aon PLC	6,700	387
Aspen Insurance Holdings, Ltd.	11,300	385
Assurant, Inc.	14,240	545
Axis Capital Holdings, Ltd.	14,500	555
BB&T Corp.	15,800	478
Chubb Corp. (The)	5,800	466
Comerica, Inc.	22,400	770
Corporate Office Properties Trust(ö)	5,700	151
Cullen/Frost Bankers, Inc.	4,900	289
Douglas Emmett, Inc. (ö)	20,400	476
Endurance Specialty Holdings, Ltd.	8,700	373
Equity Residential (ö)	7,600	421
Evercore Partners, Inc. Class A	4,100	157
Extra Space Storage, Inc. (ö)	14,730	587
FactSet Research Systems, Inc.	13,786	1,275
Fifth Third Bancorp	13,000	212
First Republic Bank	14,400	514
Hancock Holding Co.	14,600	441
Hanover Insurance Group, Inc. (The)	30,160	1,253
Hartford Financial Services Group, Inc.	37,600	932
Home Properties, Inc. (ö)	1,700	104
Hospitality Properties Trust (ö)	19,600	494
Iberiabank Corp.	500	26
Lazard, Ltd. Class A	30,200	1,046
LPL Financial Holdings, Inc.	8,200	273
Markel Corp. (Æ)	520	248
MB Financial, Inc.	16,300	365
Mid-America Apartment Communities, Inc. (ö)	11,800	771

Russell U.S. Mid Cap Equity Fund	29

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Ocwen Financial Corp. Class A (Æ)	4,100	160
PartnerRe, Ltd. - ADR	5,770	506
ProAssurance Corp.	6,900	311
Progressive Corp. (The)	33,400	751
Raymond James Financial, Inc.	14,000	625
Regions Financial Corp.	89,800	699
RenaissanceRe Holdings, Ltd.	1,500	128
SunTrust Banks, Inc.	22,000	624
SVB Financial Group (Æ)	6,720	446
TD Ameritrade Holding Corp.	39,645	769
Total System Services, Inc.	2,050	48

		21,621

Health Care - 7.6%
Alere, Inc. (Æ)	3,600	77
Allscripts Healthcare Solutions, Inc. (Æ)	26,500	294
Analogic Corp.	1,200	91
Bio-Rad Laboratories, Inc. Class A (Æ)	1,080	123
Boston Scientific Corp. (Æ)	97,180	726
Catamaran Corp. (Æ)	35,598	1,847
Cerner Corp. (Æ)	8,624	712
Charles River Laboratories International, Inc. (Æ)	11,600	479
Cigna Corp.	25,800	1,505
Community Health Systems, Inc.	12,600	483
Cyberonics, Inc. (Æ)	6,600	286
Forest Laboratories, Inc. (Æ)	15,300	555
Health Net, Inc. (Æ)	19,900	541
Hospira, Inc. (Æ)	10,100	345
Humana, Inc.	7,000	521
Magellan Health Services, Inc. (Æ)	3,100	159
St. Jude Medical, Inc.	8,600	350
STERIS Corp.	18,200	687
United Therapeutics Corp. (Æ)	8,500	458
Warner Chilcott PLC Class A	35,800	507
Zoetis, Inc. (Æ)	76	2

		10,748

Materials and Processing - 7.9%
A Schulman, Inc.	3,200	103
Airgas, Inc.	5,676	541
Allegheny Technologies, Inc.	33,200	1,051
American Vanguard Corp.	3,100	105
Ashland, Inc.	11,500	903
Cabot Corp.	31,400	1,174
Celanese Corp. Class A	9,300	436
CF Industries Holdings, Inc.	2,920	669
Chemtura Corp. (Æ)	4,000	95
Commercial Metals Co.	29,800	496
Domtar Corp.	3,100	258
Ecolab, Inc.	11,878	860
Huntsman Corp.	24,500	432
Lennox International, Inc.	10,010	576
Mueller Industries, Inc.	5,000	267
Owens-Illinois, Inc. (Æ)	18,900	450
PPG Industries, Inc.	6,320	871
Rockwood Holdings, Inc.	9,300	509

	Principal Amount ($) or Shares	Fair Value $
RPM International, Inc.	7,300	228
Schweitzer-Mauduit International, Inc.	4,100	167
Scotts Miracle-Gro Co. (The) Class A	11,300	494
Valspar Corp.	6,590	437
WR Grace & Co. (Æ)	1,600	115

		11,237

Producer Durables - 16.8%
ABM Industries, Inc.	1,400	31
ÆCOM Technology Corp. (Æ)	21,000	537
AGCO Corp.	10,960	581
Agilent Technologies, Inc.	6,700	300
Air Lease Corp. Class A (Æ)	8,200	196
Alliant Techsystems, Inc.	6,000	388
AO Smith Corp.	5,500	381
Avery Dennison Corp.	16,300	628
AZZ, Inc.	3,200	137
Babcock & Wilcox Co. (The)	13,600	362
Con-way, Inc.	24,300	763
Crane Co.	18,060	908
CSX Corp.	20,800	458
Cummins, Inc.	4,600	528
Eaton Corp. PLC	12,400	706
Electronics for Imaging, Inc. (Æ)	7,400	167
Expeditors International of Washington, Inc.	7,500	322
Flowserve Corp.	1,400	219
Fluor Corp.	3,000	194
Granite Construction, Inc.	4,600	167
Harsco Corp.	16,100	410
Herman Miller, Inc.	6,100	151
Huntington Ingalls Industries, Inc.	10,200	452
IHS, Inc. Class A (Æ)	10,831	1,116
Ingersoll-Rand PLC	10,800	555
Itron, Inc. (Æ)	10,590	491
Joy Global, Inc.	17,400	1,099
Kennametal, Inc.	11,100	455
Landstar System, Inc.	1,200	68
Lexmark International, Inc. Class A	21,700	522
Manitowoc Co., Inc. (The)	10,100	178
MSC Industrial Direct Co., Inc. Class A	5,500	435
OSI Systems, Inc. (Æ)	3,400	185
Parker Hannifin Corp.	2,400	223
Pentair, Ltd.	4,900	248
Republic Services, Inc. Class A	13,400	427
Rockwell Automation, Inc.	7,200	642
Rockwell Collins, Inc.	13,200	777
SPX Corp.	7,800	582
Stanley Black & Decker, Inc.	5,300	407
Stericycle, Inc. (Æ)	16,747	1,581
Textron, Inc.	22,800	656
Tidewater, Inc.	29,200	1,435
Toro Co. (The)	1,000	44
Towers Watson & Co. Class A	7,000	428
Trimble Navigation, Ltd. (Æ)	27,273	1,706
URS Corp.	13,160	546

		23,792

30	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Technology - 14.5%
Arris Group, Inc. (Æ)	20,000	330
Benchmark Electronics, Inc. (Æ)	7,000	123
Broadcom Corp. Class A	13,800	448
Brocade Communications Systems, Inc. (Æ)	85,220	487
Cadence Design Systems, Inc. (Æ)	39,460	550
Ciena Corp. (Æ)	4,000	63
Citrix Systems, Inc. (Æ)	12,843	940
Computer Sciences Corp.	13,800	577
Concur Technologies, Inc. (Æ)	21,870	1,462
Electronic Arts, Inc. (Æ)	38,950	613
Gartner, Inc. (Æ)	10,800	556
IAC/InterActiveCorp	9,470	391
Intersil Corp. Class A	124,300	1,075
Jabil Circuit, Inc.	25,000	473
LinkedIn Corp. Class A (Æ)	8,283	1,025
LSI Corp. (Æ)	72,220	508
Mentor Graphics Corp. (Æ)	19,960	342
Microchip Technology, Inc.	14,300	478
MKS Instruments, Inc.	5,500	153
Molex, Inc.	17,600	478
Motorola Solutions, Inc.	14,860	868
NetApp, Inc. (Æ)	15,600	562
NVIDIA Corp.	48,820	599
QLogic Corp. (Æ)	33,700	389
RF Micro Devices, Inc. (Æ)	24,700	124
Riverbed Technology, Inc. (Æ)	17,000	330
Rovi Corp. (Æ)	23,600	408
SAIC, Inc.	54,000	653
Silicon Laboratories, Inc. (Æ)	3,500	153
Synaptics, Inc. (Æ)	7,700	270
Synopsys, Inc. (Æ)	15,600	522
Tech Data Corp. (Æ)	8,800	448
Tellabs, Inc.	88,010	201
Teradata Corp. (Æ)	20,955	1,396
Ultimate Software Group, Inc. (Æ)	15,073	1,530
VeriSign, Inc. (Æ)	9,700	421
Western Digital Corp.	13,910	654

		20,600

Utilities - 4.6%
American Water Works Co., Inc.	19,900	762
Black Hills Corp.	4,600	186
CenterPoint Energy, Inc.	32,300	660
DTE Energy Co.	6,600	418
Energen Corp.	11,300	544
Great Plains Energy, Inc.	24,000	514
MetroPCS Communications, Inc. (Æ)	40,500	406
NRG Energy, Inc.	34,400	825
PG&E Corp.	16,000	682
PPL Corp.	21,500	651
Telephone & Data Systems, Inc.	15,700	397

	Principal Amount ($) or Shares		Fair Value $
US Cellular Corp. (Æ)	1,900		72
Windstream Corp.	48,000		468

			6,585

Total Common Stocks (cost $121,004)			133,537

Short-Term Investments - 5.9%
Russell U.S. Cash Management Fund	8,352,460	(¥)	8,352

Total Short-Term Investments (cost $8,352)			8,352

Total Investments - 100.1% (identified cost $129,356)			141,889

Other Assets and Liabilities, Net - (0.1%)			(140)

Net Assets - 100.0%			141,749

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund	31

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	57	USD	6,220	03/13	300

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					300

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$22,034	$—	$—	$22,034
Consumer Staples	5,332	—	—	5,332
Energy	11,588	—	—	11,588
Financial Services	21,621	—	—	21,621
Health Care	10,748	—	—	10,748
Materials and Processing	11,237	—	—	11,237
Producer Durables	23,792	—	—	23,792
Technology	20,600	—	—	20,600
Utilities	6,585	—	—	6,585
Short-Term Investments	—	8,352	—	8,352

Total Investments	133,537	8,352	—	141,889

Other Financial Instruments
Futures Contracts	300	—	—	300

Total Other Financial Instruments*	$300	$—	$—	$300

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.2%
Consumer Discretionary - 14.5%
1-800-Flowers.com, Inc. Class A (Æ)	29,900	120
Aaron’s, Inc. Class A	65,463	1,941
AFC Enterprises, Inc. (Æ)	72,533	2,108
Amerco, Inc.	20,348	2,736
American Woodmark Corp. (Æ)	38,449	1,069
Ameristar Casinos, Inc.	40,764	1,080
ANN, Inc. (Æ)	27,500	848
Asbury Automotive Group, Inc. (Æ)	68,505	2,436
Bally Technologies, Inc. (Æ)	77,312	3,723
bebe stores inc	191,009	798
Belo Corp. Class A	293,400	2,485
Big 5 Sporting Goods Corp.	78,490	1,089
BJ’s Restaurants, Inc. (Æ)	39,116	1,251
Bon-Ton Stores, Inc. (The)	41,519	521
Boston Pizza Royalties Income Fund	94,000	1,880
Brown Shoe Co., Inc.	191,100	3,295
Buffalo Wild Wings, Inc. (Æ)	54,549	4,012
Callaway Golf Co.	351,919	2,309
Carmike Cinemas, Inc. (Æ)	38,000	606
Carrols Restaurant Group, Inc. (Æ)	106,560	668
Cato Corp. (The) Class A	142,400	3,926
Central Garden and Pet Co. Class A (Æ)	81,132	780
Chuy’s Holdings, Inc. (Æ)	59,632	1,692
Citi Trends, Inc. (Æ)	25,900	335
Coinstar, Inc. (Æ)(Ñ)	49,795	2,534
Columbia Sportswear Co. (Ñ)	24,557	1,255
Conn’s, Inc. (Æ)	10,889	310
Cooper Tire & Rubber Co.	82,800	2,108
Crocs, Inc. (Æ)	168,181	2,499
CSS Industries, Inc.	7,911	180
Dana Holding Corp.	75,116	1,208
Deckers Outdoor Corp. (Æ)(Ñ)	26,168	1,045
Delta Apparel, Inc. (Æ)	102	1
Destination Maternity Corp.	23,173	528
Digital Cinema Destinations Corp. Class A (Æ)	104,750	608
Dolan Co. (The) (Æ)	42,129	148
Dorman Products, Inc.	28,046	971
Drew Industries, Inc.	22,127	810
Education Management Corp. (Æ)(Ñ)	33,946	147
Einstein Noah Restaurant Group, Inc. (Å)	125,700	1,615
Ethan Allen Interiors, Inc.	28,399	821
EW Scripps Co. Class A (Æ)	98,760	1,085
Fiesta Restaurant Group, Inc. (Æ)	35,041	624
Finish Line, Inc. (The) Class A	149,706	2,791
Fisher Communications, Inc.	12,275	435
Five Below, Inc. (Æ)(Ñ)	30,785	1,139
Francesca’s Holdings Corp. (Æ)(Ñ)	148,987	4,231
Franklin Covey Co. (Æ)	1,700	24
Fred’s, Inc. Class A	88,758	1,173
Fuel Systems Solutions, Inc. (Æ)	152,392	2,237
G-III Apparel Group, Ltd. (Æ)	65,800	2,362
Grand Canyon Education, Inc. (Æ)	82,862	1,977
Gray Television, Inc. (Æ)	61,000	228

	Principal Amount ($) or Shares	Fair Value $
Group 1 Automotive, Inc.	28,470	1,929
Guess?, Inc.	82,640	2,239
Harry Winston Diamond Corp. (Æ)	113,138	1,671
Harte-Hanks, Inc.	97,700	800
Haverty Furniture Cos., Inc.	39,534	712
Helen of Troy, Ltd. (Æ)	47,150	1,707
hhgregg, Inc. (Æ)	12,800	109
Hibbett Sports, Inc. (Æ)	28,110	1,480
Hillenbrand, Inc.	43,396	1,074
Hovnanian Enterprises, Inc. Class A (Æ)	81,711	467
Iconix Brand Group, Inc. (Æ)	210,400	5,060
Imax Corp. (Æ)	48,818	1,154
Inter Parfums, Inc.	67,270	1,460
Interval Leisure Group, Inc.	37,176	736
Isle of Capri Casinos, Inc. (Æ)	218,322	1,535
Jack in the Box, Inc. (Æ)	230,179	6,682
Johnson Outdoors, Inc. Class A (Æ)	6,000	129
Jones Group, Inc. (The)	224,400	2,693
Journal Communications, Inc. Class A (Æ)	23,800	130
Kirkland’s, Inc. (Æ)	19,168	222
Krispy Kreme Doughnuts, Inc. (Æ)	57,105	742
LeapFrog Enterprises, Inc. Class A (Æ)	424,040	3,821
Lennar Corp. Class B	37,793	1,250
Libbey, Inc. (Æ)	41,953	788
LIN TV Corp. Class A (Æ)	452,279	4,826
Lincoln Educational Services Corp.	4,500	25
Lithia Motors, Inc. Class A	34,286	1,484
M/I Homes, Inc. (Æ)	21,532	587
Marchex, Inc. Class A	9,400	35
Marriott Vacations Worldwide Corp. (Æ)	9,900	439
Martha Stewart Living Omnimedia Class A (Æ)	23,341	68
Matthews International Corp. Class A	66,413	2,176
MDC Partners, Inc. Class A (Å)	348,734	4,439
Men’s Wearhouse, Inc. (The)	132,760	4,029
Meredith Corp.	70,800	2,567
Meritage Homes Corp. (Æ)	101,314	4,482
Meritor, Inc. (Æ)	110,400	503
Monro Muffler Brake, Inc.	78,575	2,846
Movado Group, Inc.	28,916	1,057
Multimedia Games Holding Co., Inc. (Æ)	172,701	2,926
New York & Co., Inc. (Æ)	64,388	252
Nexstar Broadcasting Group, Inc. Class A	204,875	2,946
OfficeMax, Inc.	68,328	737
Orient-Express Hotels, Ltd. Class A (Æ)	69,906	812
Oxford Industries, Inc.	17,650	872
Papa John’s International, Inc. (Æ)	40,000	2,244
Perry Ellis International, Inc.	22,900	442
Pier 1 Imports, Inc.	211,480	4,587
Pinnacle Entertainment, Inc. (Æ)	159,765	2,484
Pizza Pizza Royalty Corp.	65,400	702
Quiksilver, Inc. (Æ)	134,806	882
QuinStreet, Inc. (Æ)	31,401	177
Red Robin Gourmet Burgers, Inc. (Æ)	63,914	2,363
Regis Corp.	64,380	1,143
Rent-A-Center, Inc. Class A	69,800	2,490
Revlon, Inc. Class A (Æ)	11,200	176

Russell U.S. Small Cap Equity Fund	33

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

RG Barry Corp.	5,300	71
Ritchie Bros Auctioneers, Inc. (Ñ)	114,255	2,503
Rosetta Stone, Inc. (Æ)	11,300	146
Ruby Tuesday, Inc. (Æ)	309,548	2,331
Ruth’s Hospitality Group, Inc. (Æ)	30,500	237
Ryland Group, Inc. (The)	68,798	2,733
Ryman Hospitality Properties, Inc. (ö)	21,957	878
Shoe Carnival, Inc.	30,700	628
Sinclair Broadcast Group, Inc. Class A	85,965	1,185
Skechers U.S.A., Inc. Class A (Æ)	7,600	144
Sonic Corp. (Æ)	199,850	2,230
Sotheby’s Class A	71,964	2,585
Stage Stores, Inc.	161,600	3,693
Standard Motor Products, Inc.	87,000	2,019
Stein Mart, Inc.	27,800	235
Steven Madden, Ltd. (Æ)	58,320	2,687
Stoneridge, Inc. (Æ)	31,906	200
Systemax, Inc.	300	3
Thor Industries, Inc.	50,100	2,108
Tile Shop Holdings, Inc. (Æ)	42,046	773
Tuesday Morning Corp. (Æ)	83,813	704
Tumi Holdings, Inc. (Æ)	84,052	1,890
Tupperware Brands Corp.	28,000	2,134
Universal Electronics, Inc. (Æ)	7,300	139
ValueClick, Inc. (Æ)	154,950	3,172
Vera Bradley, Inc. (Æ)	41,396	1,047
VOXX International Corp. Class A (Æ)	49,981	483
Washington Post Co. (The) Class B	950	366
West Marine, Inc. (Æ)	4,801	57
Wet Seal, Inc. (The) Class A (Æ)	378,849	1,061
Winnebago Industries, Inc. (Æ)	41,027	768
WMS Industries, Inc. (Æ)	93,621	2,317

		212,717

Consumer Staples - 3.0%
Andersons, Inc. (The)	115,097	5,427
Annie’s, Inc. (Æ)	60,447	2,168
Boulder Brands, Inc. (Æ)	348,224	4,677
Casey’s General Stores, Inc.	90,450	4,950
Central European Distribution Corp. (Æ)(Ñ)	229,719	494
Core-Mark Holding Co., Inc.	25,119	1,259
Diamond Foods, Inc. (Æ)(Ñ)	9,200	131
Farmer Bros Co. (Æ)	8,610	116
Flowers Foods, Inc.	86,650	2,329
Fresh Del Monte Produce, Inc.	150,388	3,963
Fresh Market, Inc. (The) (Æ)	31,853	1,557
Hain Celestial Group, Inc. (The) (Æ)	9,107	519
John B Sanfilippo & Son, Inc.	32,422	598
Medifast, Inc. (Æ)	70,300	1,724
Nash Finch Co.	23,098	480
Nature’s Sunshine Products, Inc.	7,347	106
Omega Protein Corp. (Æ)	29,500	204
Pantry, Inc. (The) (Æ)	50,680	633
Pilgrim’s Pride Corp. (Æ)	13,192	111
Rite Aid Corp. (Æ)	641,743	1,027
Sanderson Farms, Inc.	79,225	3,999
Spartan Stores, Inc.	22,407	364

	Principal Amount ($) or Shares	Fair Value $
Summer Infant, Inc. (Æ)	10,100	18
Susser Holdings Corp. (Æ)	13,407	561
TreeHouse Foods, Inc. (Æ)	98,740	5,226
Universal Corp.	36,480	1,984

		44,625

Energy - 5.7%
Alon USA Energy, Inc.	89,755	1,761
Approach Resources, Inc. (Æ)	128,319	3,412
Basic Energy Services, Inc. (Æ)	45,370	587
Berry Petroleum Co. Class A	75,277	2,772
Bonanza Creek Energy, Inc. (Æ)	99,510	3,073
Cal Dive International, Inc. (Æ)	1,754,037	3,333
Callon Petroleum Co. (Æ)	294,620	1,517
CARBO Ceramics, Inc. (Ñ)	55,962	4,483
Carrizo Oil & Gas, Inc. (Æ)	142,985	3,071
Clayton Williams Energy, Inc. (Æ)	15,900	633
Comstock Resources, Inc. (Æ)	45,160	659
Crimson Exploration, Inc. (Æ)	8,700	27
Dawson Geophysical Co. (Æ)	12,000	321
Delek US Holdings, Inc.	62,282	2,116
Diamondback Energy, Inc. (Æ)	29,615	664
EPL Oil & Gas, Inc. (Æ)	52,981	1,296
EXCO Resources, Inc.	367,850	2,358
Geospace Technologies Corp. (Æ)	9,172	827
Green Plains Renewable Energy, Inc. (Æ)	45,700	357
Gulfport Energy Corp. (Æ)	103,841	4,285
Helix Energy Solutions Group, Inc. (Æ)	38,908	923
Hercules Offshore, Inc. (Æ)	329,353	2,167
Hornbeck Offshore Services, Inc. (Æ)	41,700	1,535
Key Energy Services, Inc. (Æ)	199,083	1,618
Kodiak Oil & Gas Corp. Class E (Æ)	88,689	816
Laredo Petroleum Holdings, Inc. (Æ)	800	15
Magnum Hunter Resources Corp. (Æ)	382,442	1,545
Matrix Service Co. (Æ)	49,633	709
McDermott International, Inc. (Æ)	188,119	2,289
Nabors Industries, Ltd. (Æ)	178,688	2,979
Natural Gas Services Group, Inc. (Æ)	34,300	624
Oasis Petroleum, Inc. (Æ)	33,063	1,186
Pacific Drilling SA (Æ)	248,175	2,583
Parker Drilling Co. (Æ)	44,594	251
Patterson-UTI Energy, Inc.	112,634	2,291
Penn Virginia Corp.	203,729	874
PetroQuest Energy, Inc. (Æ)	396,425	2,038
Rowan Companies PLC (Æ)	63,665	2,195
SM Energy Co.	3,400	198
SunPower Corp. Class A (Æ)(Ñ)	237,276	1,848
Superior Energy Services, Inc. (Æ)	149,536	3,734
Synergy Resources Corp. (Æ)	119,623	742
Tesoro Corp.	19,300	940
TETRA Technologies, Inc. (Æ)	390,094	3,316
Unit Corp. (Æ)	54,072	2,602
USEC, Inc. (Æ)	56,050	32
Vantage Drilling Co. (Æ)	716,336	1,339
W&T Offshore, Inc.	174,188	3,066
Western Refining, Inc.	35,871	1,206
Westmoreland Coal Co. (Æ)	6,700	67

		83,280

34	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Financial Services - 21.8%
1st United Bancorp, Inc.	8,700	56
AerCap Holdings NV (Æ)	26,500	387
AG Mortgage Investment Trust, Inc. (ö)	156,300	3,970
Agree Realty Corp. (ö)	19,599	556
Alexander & Baldwin, Inc. (Æ)	74,827	2,514
Alexandria Real Estate Equities, Inc. (ö)	7,400	536
Alleghany Corp. (Æ)	1,610	581
American Capital Mortgage Investment Corp. (ö)	59,900	1,562
American Equity Investment Life Holding Co.	306,200	4,128
American Safety Insurance Holdings, Ltd. (Æ)	10,248	205
Ameriprise Financial, Inc.	24,689	1,637
AMERISAFE, Inc. (Æ)	24,989	716
Anworth Mortgage Asset Corp. (ö)	312,160	1,954
Apollo Residential Mortgage, Inc. (ö)	103,290	2,338
Argo Group International Holdings, Ltd.	126,070	4,550
Arlington Asset Investment Corp. Class A	7,993	187
Artio Global Investors, Inc. Class A	386,900	762
Aspen Insurance Holdings, Ltd.	14,520	495
Assurant, Inc.	20,100	769
Astoria Financial Corp.	152,370	1,484
Baldwin & Lyons, Inc. Class B	1,600	40
Bancfirst Corp.	6,000	245
Banco Latinoamericano de Comercio Exterior SA Class E	119,728	2,778
Bank Mutual Corp.	18,200	93
Bank of Marin Bancorp	2,585	101
Bank of the Ozarks, Inc.	208,709	7,580
BankFinancial Corp.	21,000	159
Banner Corp.	69,553	2,100
Berkshire Hills Bancorp, Inc.	12,500	302
BioMed Realty Trust, Inc. (ö)	227,555	4,631
BofI Holding, Inc. (Æ)	33,800	1,080
Boston Private Financial Holdings, Inc.	151,778	1,404
Bridge Capital Holdings (Æ)	500	8
Brookline Bancorp, Inc.	203,327	1,791
Calamos Asset Management, Inc. Class A	39,900	416
Campus Crest Communities, Inc. (ö)	65,707	794
Capitol Federal Financial, Inc.	148,986	1,751
CapLease, Inc. (ö)	598,152	3,463
Cardinal Financial Corp.	203,756	3,329
Cardtronics, Inc. (Æ)	62,300	1,613
Cash America International, Inc.	20,900	1,001
Cedar Realty Trust, Inc. (ö)	89,600	494
Center Bancorp, Inc.	1,482	18
Centerstate Banks, Inc.	6,633	59
Chemical Financial Corp.	13,200	321
Chesapeake Lodging Trust (ö)	24,980	533
Citizens & Northern Corp.	2,512	50
CNB Financial Corp.	2,384	40
CNO Financial Group, Inc.	460,100	4,725
CoBiz Financial, Inc.	11,203	91
Cohen & Steers, Inc.	27,238	896
Columbia Banking System, Inc.	87,716	1,772
Comerica, Inc.	77,400	2,659

	Principal Amount ($) or Shares	Fair Value $
CommonWealth REIT (ö)	37,200	612
Community Trust Bancorp, Inc.	8,000	270
CoreLogic, Inc. (Æ)	99,200	2,603
Crawford & Co. Class B	2,400	17
CVB Financial Corp.	163,540	1,799
Diamond Hill Investment Group, Inc. (Å)	24,856	1,798
DiamondRock Hospitality Co. (ö)	232,767	2,123
Dime Community Bancshares, Inc.	63,600	878
Donegal Group, Inc. Class A	2,100	28
Duff & Phelps Corp. Class A	88,587	1,408
DuPont Fabros Technology, Inc. (ö)	96,175	2,274
Eagle Bancorp, Inc. (Æ)	101,452	2,289
Education Realty Trust, Inc. Class A (ö)	187,375	2,014
eHealth, Inc. (Æ)	86,610	2,111
Enterprise Financial Services Corp.	4,000	54
EPR Properties (ö)	37,700	1,767
Equity One, Inc. (ö)	3,900	88
EverBank Financial Corp.	16,800	245
Evercore Partners, Inc. Class A	160,375	6,146
Extra Space Storage, Inc. (ö)	47,000	1,872
Ezcorp, Inc. Class A (Æ)	101,905	2,262
FBR & Co. (Æ)	5,931	24
Federal Agricultural Mortgage Corp. Class C	20,371	699
FelCor Lodging Trust, Inc. (Æ)(ö)	394,898	2,125
Financial Engines, Inc.	80,188	2,667
First American Financial Corp.	68,067	1,626
First Busey Corp.	52,365	238
First Community Bancshares, Inc.	8,584	137
First Connecticut Bancorp, Inc.	13,600	191
First Defiance Financial Corp.	5,100	104
First Financial Bancorp	178,927	2,736
First Financial Bankshares, Inc.	82,639	3,393
First Financial Corp.	8,800	265
First Financial Holdings, Inc.	16,790	254
First Horizon National Corp.	140,680	1,436
First Industrial Realty Trust, Inc. (ö)	131,300	2,057
First Interstate Bancsystem, Inc. Class A	5,251	90
First Merchants Corp.	28,100	423
First Midwest Bancorp, Inc.	123,283	1,562
First of Long Island Corp. (The)	3,950	115
First Republic Bank	11,600	414
FirstMerit Corp.	135,888	2,070
Flagstar Bancorp, Inc. (Æ)	8,200	129
Flushing Financial Corp.	1,100	17
Fly Leasing, Ltd. - ADR	22,500	289
FNB Corp.	267,775	3,104
Forestar Group, Inc. (Æ)	69,578	1,324
Franklin Street Properties Corp. (ö)	179,761	2,337
FXCM, Inc. Class A	102,852	1,233
German American Bancorp, Inc.	5,100	114
Global Cash Access Holdings, Inc. (Æ)	441,997	3,337
Global Indemnity PLC Class A (Æ)	2,400	51
Government Properties Income Trust (ö)	35,800	890
Granite Real Estate Investment Trust (ö)	82,000	3,194
Great Southern Bancorp, Inc.	12,739	317
Greenhill & Co., Inc.	14,168	834
Hanmi Financial Corp. Class A (Æ)	59,666	981

Russell U.S. Small Cap Equity Fund	35

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Hanover Insurance Group, Inc. (The)	56,580	2,351
Healthcare Realty Trust, Inc. (ö)	143,400	3,654
Hercules Technology Growth Capital, Inc.	186,140	2,276
Heritage Financial Corp.	7,600	107
HFF, Inc. Class A	91,602	1,598
Hilltop Holdings, Inc. (Æ)	151,690	1,993
Home BancShares, Inc.	60,650	2,106
Home Loan Servicing Solutions, Ltd.	93,557	2,034
Home Properties, Inc. (ö)	39,075	2,402
Homeowners Choice, Inc. (Ñ)	85,668	1,936
HomeStreet, Inc. (Æ)	40,797	1,029
Horace Mann Educators Corp.	163,605	3,557
Hospitality Properties Trust (ö)	34,800	878
Hudson Valley Holding Corp.	9,800	150
Iberiabank Corp.	63,561	3,273
Infinity Property & Casualty Corp.	33,569	1,996
Invesco Mortgage Capital, Inc. (ö)	93,000	2,018
Investment Technology Group, Inc. (Æ)	113,100	1,145
Investors Bancorp, Inc.	2,109	37
Jack Henry & Associates, Inc.	9,400	390
KBW, Inc.	87,314	1,386
KeyCorp	275,760	2,592
Kite Realty Group Trust (ö)	48,866	296
Lakeland Bancorp, Inc.	7,300	71
Lakeland Financial Corp.	28,955	708
LaSalle Hotel Properties (ö)	133,880	3,655
Lexington Realty Trust (ö)	148,700	1,636
Maiden Holdings, Ltd.	88,747	903
MainSource Financial Group, Inc.	5,900	81
Manning & Napier, Inc. Class A	121,537	1,714
MarketAxess Holdings, Inc.	49,510	1,872
MB Financial, Inc.	55,500	1,242
MCG Capital Corp.	83,300	384
Mercantile Bank Corp.	2,600	43
Merchants Bancshares, Inc.	1,800	51
Metro Bancorp, Inc. (Æ)	3,200	50
Mid-America Apartment Communities, Inc. (ö)	36,025	2,355
Mission West Properties, Inc. (Æ)(ö)	19,000	—
Montpelier Re Holdings, Ltd.	79,896	1,948
MVC Capital, Inc.	3,708	45
Navigators Group, Inc. (The) (Æ)	13,400	727
Nelnet, Inc. Class A	58,600	1,783
NorthStar Realty Finance Corp. (ö)	38,400	300
OceanFirst Financial Corp.	29,542	419
Ocwen Financial Corp. Class A (Æ)	22,300	869
One Liberty Properties, Inc. (ö)	10,600	234
OneBeacon Insurance Group, Ltd. Class A	8,041	110
Pacific Continental Corp.	9,000	99
PacWest Bancorp	169,950	4,670
Park Sterling Corp. (Æ)	275,623	1,566
Pebblebrook Hotel Trust (ö)	22,732	566
PennyMac Mortgage Investment Trust (ö)	102,100	2,716
Peoples Bancorp, Inc.	12,800	278
Pinnacle Financial Partners, Inc. (Æ)	57,532	1,235
Piper Jaffray Cos. (Æ)	141,013	5,461
Platinum Underwriters Holdings, Ltd.	5,900	288
Portfolio Recovery Associates, Inc. (Æ)	15,803	1,690

	Principal Amount ($) or Shares	Fair Value $
Potlatch Corp. (ö)	11,933	518
PrivateBancorp, Inc. Class A	272,718	4,683
ProAssurance Corp.	26,340	1,186
Prosperity Bancshares, Inc. (Æ)	8,100	365
Protective Life Corp.	52,271	1,654
Provident Financial Services, Inc.	13,300	197
PS Business Parks, Inc. (ö)	50,950	3,636
Radian Group, Inc.	82,044	528
Raymond James Financial, Inc.	30,939	1,381
Redwood Trust, Inc. (ö)	13,200	252
Renasant Corp.	23,300	453
Republic Bancorp, Inc. Class A (Æ)	9,484	213
Rockville Financial, Inc.	29,100	375
S&T Bancorp, Inc.	5,700	105
Safety Insurance Group, Inc.	14,058	675
Sandy Spring Bancorp, Inc.	6,700	133
SCBT Financial Corp.	16,207	682
Selective Insurance Group, Inc.	237,489	4,871
Signature Bank (Æ)	87,955	6,503
Sovran Self Storage, Inc. (ö)	581	38
State Bank Financial Corp.	5,800	93
StellarOne Corp.	14,100	211
Sterling Bancorp Class N	172,514	1,654
Sterling Financial Corp.	13,300	287
Stewart Information Services Corp.	140,525	3,732
Summit Hotel Properties, Inc. (ö)	244,000	2,242
Susquehanna Bancshares, Inc.	107,700	1,230
SVB Financial Group (Æ)	120,270	7,982
Symetra Financial Corp.	5,700	80
Synovus Financial Corp.	622,458	1,606
Taylor Capital Group, Inc. (Æ)	17,500	304
Terreno Realty Corp. (ö)	2,600	43
Territorial Bancorp, Inc.	259	6
Texas Capital Bancshares, Inc. (Æ)	78,942	3,268
Tower Group, Inc.	108,355	2,091
Trico Bancshares	9,600	158
TrustCo Bank Corp.	123,602	654
UMB Financial Corp.	114,357	5,063
Umpqua Holdings Corp.	235,950	2,982
Union First Market Bankshares Corp.	12,400	217
United Bankshares, Inc.	72,100	1,838
United Fire Group, Inc.	83,240	1,930
ViewPoint Financial Group, Inc.	108,841	2,302
Virtus Investment Partners, Inc. (Æ)	48,133	7,172
Walker & Dunlop, Inc. (Æ)	41,706	896
Washington Banking Co.	1,700	24
Washington Federal, Inc.	77,584	1,365
Washington Trust Bancorp, Inc.	12,900	340
Webster Financial Corp.	163,400	3,636
Weingarten Realty Investors (ö)	4,700	136
Westamerica Bancorporation	25,360	1,126
Western Alliance Bancorp (Æ)	107,886	1,327
Western Asset Mortgage Capital Corp. (ö)	16,900	366
Wilshire Bancorp, Inc. (Æ)	161,301	990
Winthrop Realty Trust (ö)	30,286	362
WisdomTree Investments, Inc. (Æ)	86,025	744
WSFS Financial Corp.	19,364	880
XL Group PLC Class A	99,000	2,744

		318,661

36	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Health Care - 10.1%
Abiomed, Inc. (Æ)	83,128	1,160
Acadia Healthcare Co., Inc. (Æ)	80,692	2,063
Acadia Pharmaceuticals, Inc. (Æ)	97,847	590
Accelrys, Inc. (Æ)	75,484	711
Achillion Pharmaceuticals, Inc. (Æ)	57,195	514
Aegerion Pharmaceuticals, Inc. (Æ)	29,727	842
Affymax, Inc. (Æ)	38,403	722
Affymetrix, Inc. (Æ)	227,165	861
Air Methods Corp.	115,120	5,033
Akorn, Inc. (Æ)	471,321	6,170
Almost Family, Inc.	12,100	242
Alnylam Pharmaceuticals, Inc. (Æ)	25,925	626
Alphatec Holdings, Inc. (Æ)	16,411	28
AMN Healthcare Services, Inc. (Æ)	73,398	892
Antares Pharma, Inc. (Æ)	146,537	558
ArthroCare Corp. (Æ)	108,472	3,952
Astex Pharmaceuticals (Æ)	225,109	754
athenahealth, Inc. (Æ)	36,750	3,178
Bio-Reference Labs, Inc. (Æ)	52,401	1,455
BioScrip, Inc. (Æ)	70,224	789
Cadence Pharmaceuticals, Inc. Class A (Æ)	402,316	1,903
Cambrex Corp. (Æ)	156,200	1,835
Cantel Medical Corp.	33,700	1,059
Capital Senior Living Corp. (Æ)	151,210	3,210
Cardiovascular Systems, Inc. (Æ)	43,623	687
Celldex Therapeutics, Inc. (Æ)	77,346	577
Centene Corp. (Æ)	96,646	4,171
Cepheid, Inc. (Æ)	38,430	1,392
Codexis, Inc. (Æ)	8,700	21
Computer Programs & Systems, Inc.	27,760	1,460
Conceptus, Inc. (Æ)	39,006	806
CONMED Corp.	137,809	4,047
Cross Country Healthcare, Inc. (Æ)	614	3
CryoLife, Inc.	18,800	121
Cumberland Pharmaceuticals, Inc. (Æ)	9,600	40
Cynosure, Inc. Class A (Æ)	64,571	1,724
Cytokinetics, Inc. (Æ)	165,700	196
DexCom, Inc. (Æ)	71,581	1,090
Dyax Corp. (Æ)	189,680	603
Emergent Biosolutions, Inc. (Æ)	75,700	1,215
Emeritus Corp. (Æ)	37,825	1,024
Endo Health Solutions, Inc. (Æ)	37,800	1,197
Endologix, Inc. (Æ)	214,321	3,286
Exactech, Inc. (Æ)	6,900	132
Five Star Quality Care, Inc. (Æ)	116,745	661
GenMark Diagnostics, Inc. (Æ)	62,274	670
Gentiva Health Services, Inc. (Æ)	212,500	2,106
Geron Corp. (Æ)	412,586	652
Greatbatch, Inc. (Æ)	150,475	3,994
Haemonetics Corp. (Æ)	120,875	5,069
Hanger, Inc. (Æ)	162,592	4,671
Health Management Associates, Inc. Class A (Æ)	41,200	430
Health Net, Inc. (Æ)	65,550	1,783
Healthways, Inc. (Æ)	23,900	251
Hill-Rom Holdings, Inc.	50,130	1,663

	Principal Amount ($) or Shares	Fair Value $
HMS Holdings Corp. (Æ)	129,091	3,519
Icon PLC - ADR (Æ)	215,332	6,311
Impax Laboratories, Inc. (Æ)	72,440	1,460
Infinity Pharmaceuticals, Inc. (Æ)	25,225	869
Insmed, Inc. (Æ)	3,000	18
Insulet Corp. (Æ)	94,199	2,173
Invacare Corp.	147,942	2,327
Keryx Biopharmaceuticals, Inc. (Æ)	73,778	670
Kindred Healthcare, Inc. (Æ)	2,700	29
Ligand Pharmaceuticals, Inc. Class B (Æ)	29,277	588
Magellan Health Services, Inc. (Æ)	40,300	2,067
Medidata Solutions, Inc. (Æ)	103,539	4,845
Meridian Bioscience, Inc.	105,275	2,206
Molina Healthcare, Inc. (Æ)	61,200	1,757
Nanosphere, Inc. (Æ)	164,274	462
OraSure Technologies, Inc. (Æ)	198,745	1,401
Orthofix International NV (Æ)	86,320	3,293
Pacira Pharmaceuticals, Inc. (Æ)	35,906	696
Palomar Medical Technologies, Inc. (Æ)	7,800	76
PAREXEL International Corp. (Æ)	125,200	4,238
Peregrine Pharmaceuticals, Inc. (Æ)	214,000	402
PharMerica Corp. (Æ)	47,907	694
Pozen, Inc. (Æ)	42,700	227
Prestige Brands Holdings, Inc. (Æ)	111,300	2,387
Providence Service Corp. (The) (Æ)	55,625	1,031
Quidel Corp. (Æ)	36,000	808
Repros Therapeutics, Inc. (Æ)	36,355	429
RTI Biologics, Inc. (Æ)	233,111	1,147
Salix Pharmaceuticals, Ltd. (Æ)	22,829	1,093
Sangamo Biosciences, Inc. (Æ)	85,308	816
Santarus, Inc. (Æ)	63,044	842
Sarepta Therapeutics, Inc. (Æ)	20,803	563
Sequenom, Inc. (Æ)	124,740	518
Solta Medical, Inc. (Æ)	34,996	90
Spectranetics Corp. (Æ)	52,966	882
STERIS Corp.	62,887	2,373
Sunesis Pharmaceuticals, Inc. (Æ)	110,366	626
SurModics, Inc. (Æ)	25,093	605
Synta Pharmaceuticals Corp. (Æ)	61,577	690
Targacept, Inc. (Æ)	71,931	323
TearLab Corp. (Æ)	141,472	792
Tenet Healthcare Corp. (Æ)	25,475	989
Transcept Pharmaceuticals, Inc. (Æ)	17,400	102
Triple-S Management Corp. Class B (Æ)	43,268	782
Unilife Corp. (Æ)(Ñ)	492,619	1,094
Universal American Corp.	46,300	434
Vanguard Health Systems, Inc. (Æ)	65,540	916
WellCare Health Plans, Inc. (Æ)	28,005	1,420
XenoPort, Inc. (Æ)	42,666	358

		147,327

Materials and Processing - 6.5%
A Schulman, Inc.	18,200	585
Aceto Corp.	96,700	1,010
AMCOL International Corp.	57,873	1,709
American Vanguard Corp.	14,042	476
Apogee Enterprises, Inc.	75,058	1,835

Russell U.S. Small Cap Equity Fund	37

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Armtec Infrastructure, Inc. (Æ)	403,680	931
Beacon Roofing Supply, Inc. (Æ)	72,026	2,603
Builders FirstSource, Inc. (Æ)	120,943	758
Cabot Corp.	55,913	2,093
Caesar Stone Sdot Yam, Ltd. (Æ)	29,150	554
Calgon Carbon Corp. (Æ)	217,700	3,492
Carpenter Technology Corp.	24,400	1,277
Chemtura Corp. (Æ)	148,625	3,525
Clarcor, Inc.	64,647	3,262
Commercial Metals Co.	8,400	140
Culp, Inc.	900	16
Cytec Industries, Inc.	800	59
Gibraltar Industries, Inc. (Æ)	13,500	235
Globe Specialty Metals, Inc.	164,050	2,487
Griffon Corp.	7,613	90
Haynes International, Inc.	43,689	2,233
Headwaters, Inc. (Æ)	101,066	946
Hecla Mining Co.	284,054	1,491
Hexcel Corp. (Æ)	80,174	2,148
IAMGOLD Corp.	198,944	1,641
Innospec, Inc.	77,800	3,132
Insteel Industries, Inc.	5,500	83
Interface, Inc. Class A	50,138	841
Kaiser Aluminum Corp.	52,125	3,240
KapStone Paper and Packaging Corp.	54,000	1,296
Kaydon Corp.	111,725	2,771
Koppers Holdings, Inc.	101,800	4,129
Kraton Performance Polymers, Inc. (Æ)	113,145	2,970
Kronos Worldwide, Inc. (Ñ)	55,350	1,073
LB Foster Co. Class A	24,333	1,054
LSI Industries, Inc.	6,000	43
Metals USA Holdings Corp.	38,279	688
Minerals Technologies, Inc.	98,975	4,095
Mueller Industries, Inc.	22,346	1,192
Mueller Water Products, Inc. Class A	589,389	3,483
Noranda Aluminum Holding Corp.	397,485	2,341
Olympic Steel, Inc.	2,200	46
OM Group, Inc. (Æ)	131,601	3,635
Patrick Industries, Inc. (Æ)	36,253	597
Quaker Chemical Corp.	12,314	704
RBC Bearings, Inc. (Æ)	37,815	1,994
Rentech, Inc.	257,245	790
Rockwood Holdings, Inc.	2,400	131
RTI International Metals, Inc. (Æ)	67,608	1,920
Schnitzer Steel Industries, Inc. Class A	88,496	2,574
Schweitzer-Mauduit International, Inc.	85,700	3,491
Sensient Technologies Corp.	22,280	849
Stillwater Mining Co. (Æ)	83,661	1,126
TMS International Corp. Class A (Æ)	24,300	339
Trex Co., Inc. (Æ)	21,110	892
Tronox, Ltd. Class A	110,800	2,100
UFP Technologies, Inc. (Æ)	47,208	893
Unifi, Inc. (Æ)	4,900	66
United States Steel Corp. (Ñ)	6,400	143
Universal Forest Products, Inc.	42,268	1,718
Uranium Energy Corp. (Æ)(Ñ)	882,464	1,986
USG Corp. (Æ)	56,380	1,657

		95,678

	Principal Amount ($) or Shares	Fair Value $
Producer Durables - 17.5%
ABM Industries, Inc.	225,580	4,945
Advisory Board Co. (The) (Æ)	170,557	9,249
Aegion Corp. Class A (Æ)	52,749	1,241
Air Transport Services Group, Inc. (Æ)	24,600	114
Aircastle, Ltd.	136,000	1,877
Alamo Group, Inc.	7,400	251
Albany International Corp. Class A	29,700	744
Alliant Techsystems, Inc.	35,900	2,323
AM Castle & Co. (Æ)(Ñ)	138,258	2,330
American Railcar Industries, Inc.	29,819	1,173
American Superconductor Corp. (Æ)	126,449	335
AO Smith Corp.	24,600	1,704
Argan, Inc.	91,798	1,726
Astec Industries, Inc.	55,523	1,961
Avery Dennison Corp.	11,700	451
B/E Aerospace, Inc. (Æ)	38,770	1,996
Badger Meter, Inc.	14,227	704
Barnes Group, Inc.	202,790	4,847
Blount International, Inc. (Æ)	211,416	3,605
Brady Corp. Class A	59,680	2,082
Brink’s Co. (The)	138,052	4,117
Bristow Group, Inc.	110,215	6,280
CDI Corp.	21,099	359
Celadon Group, Inc.	37,186	737
Chart Industries, Inc. (Æ)	86,834	5,748
Chicago Bridge & Iron Co. NV	107,968	5,486
CIRCOR International, Inc.	80,710	3,349
Columbus McKinnon Corp. (Æ)	39,725	752
Consolidated Graphics, Inc. (Æ)	10,181	373
Convergys Corp.	69,600	1,185
Con-way, Inc.	121,930	3,826
CoStar Group, Inc. (Æ)	33,836	3,173
CRA International, Inc. (Æ)	5,000	93
Curtiss-Wright Corp.	87,105	3,105
Dice Holdings, Inc. (Æ)	383,737	3,611
DXP Enterprises, Inc. (Æ)	20,500	1,166
Dycom Industries, Inc. (Æ)	65,600	1,376
Electro Rent Corp.	1,100	17
Electronics for Imaging, Inc. (Æ)	90,525	2,048
EMCOR Group, Inc.	52,720	1,915
Empresas ICA SAB de CV - ADR (Æ)	37,100	444
EnerSys, Inc. (Æ)	45,030	1,843
EnPro Industries, Inc. (Æ)	52,325	2,327
Esterline Technologies Corp. (Æ)	17,558	1,166
Exponent, Inc.	11,400	557
FARO Technologies, Inc. (Æ)	6,048	201
Federal Signal Corp. (Æ)	146,514	1,178
Flow International Corp. (Æ)	64,200	242
Forrester Research, Inc.	66,680	1,885
Franklin Electric Co., Inc.	42,825	2,849
FreightCar America, Inc.	35,077	870
G&K Services, Inc. Class A	46,275	1,853
GATX Corp.	100,675	4,767
GenCorp, Inc. (Æ)	55,016	590
General Cable Corp. (Æ)	80,419	2,704
GrafTech International, Ltd. (Æ)	235,025	2,256

38	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Granite Construction, Inc.	94,572	3,439
Great Lakes Dredge & Dock Corp.	76,647	719
Greenbrier Cos., Inc. (Æ)	80,166	1,598
Gulfmark Offshore, Inc. Class A	98,600	3,427
H&E Equipment Services, Inc.	152,116	2,933
Harsco Corp.	197,133	5,025
Hawaiian Holdings, Inc. (Æ)	123,706	714
Healthcare Services Group, Inc.	145,380	3,511
Heidrick & Struggles International, Inc.	29,400	465
Hub Group, Inc. Class A (Æ)	152,285	5,606
Huntington Ingalls Industries, Inc.	34,200	1,515
Huron Consulting Group, Inc. (Æ)	120,347	4,104
Kadant, Inc. (Æ)	8,800	236
Kelly Services, Inc. Class A (Æ)	52,440	836
Kennametal, Inc.	38,046	1,560
Kimball International, Inc. Class B	60,745	656
Knight Transportation, Inc.	236,489	3,772
Knoll, Inc.	89,100	1,477
Korn/Ferry International (Æ)	62,550	1,075
Lawson Products, Inc.	900	10
Layne Christensen Co. (Æ)	68,580	1,555
Lexmark International, Inc. Class A (Ñ)	75,300	1,812
Littelfuse, Inc.	12,950	829
LMI Aerospace, Inc. (Æ)	61,596	1,361
Manitowoc Co., Inc. (The)	87,484	1,540
Marlin Business Services Corp.	7,219	159
Marten Transport, Ltd.	16,897	344
MasTec, Inc. (Æ)	49,811	1,410
MAXIMUS, Inc.	36,855	2,527
Metabolix, Inc. (Æ)	898	1
Metalico, Inc. (Æ)	53,400	103
Miller Industries, Inc.	48,006	733
Modine Manufacturing Co. (Æ)	8,109	69
Old Dominion Freight Line, Inc. (Æ)	145,488	5,424
On Assignment, Inc. (Æ)	38,170	933
Orbital Sciences Corp. (Æ)	88,636	1,303
OSI Systems, Inc. (Æ)	66,853	3,641
Pacer International, Inc. (Æ)	68,100	277
Park-Ohio Holdings Corp. (Æ)	2,500	60
PMFG, Inc. (Æ)	5,100	43
Powell Industries, Inc. (Æ)	3,000	136
Power-One, Inc. (Æ)	16,200	65
Primoris Services Corp.	70,876	1,359
Quanta Services, Inc. (Æ)	71,891	2,083
Republic Airways Holdings, Inc. (Æ)	137,725	1,155
Resources Connection, Inc.	230,929	2,820
Rimage Corp.	1,000	7
RPX Corp. Class A (Æ)	72,144	752
Rush Enterprises, Inc. Class A (Æ)	139,200	3,293
Saia, Inc. (Æ)	100,327	2,602
ServiceSource International, Inc. (Æ)	137,515	832
SkyWest, Inc.	92,790	1,173
Southwest Airlines Co.	216,117	2,423
Spartan Motors, Inc.	2,333	13
SPX Corp.	3,700	276
Standex International Corp.	58,581	3,319
Steelcase, Inc. Class A	17,600	240

	Principal Amount ($) or Shares	Fair Value $
Sterling Construction Co., Inc. (Æ)	1,100	11
SunOpta, Inc. (Æ)	230,665	1,652
Sykes Enterprises, Inc. (Æ)	240,160	3,867
Taser International, Inc. (Æ)	89,632	750
Team, Inc. (Æ)	74,526	3,265
Tidewater, Inc.	55,724	2,740
Titan International, Inc.	61,590	1,496
Titan Machinery, Inc. (Æ)	80,985	2,341
Toro Co. (The)	82,325	3,625
Triumph Group, Inc.	48,315	3,400
TrueBlue, Inc. (Æ)	27,573	474
Tsakos Energy Navigation, Ltd.	183,111	773
Tutor Perini Corp. (Æ)	86,000	1,427
Twin Disc, Inc.	2,182	50
UniFirst Corp.	20,500	1,676
Uni-Pixel, Inc. (Æ)	47,618	639
United Stationers, Inc.	62,875	2,096
URS Corp.	50,800	2,107
US Airways Group, Inc. (Æ)	145,900	2,083
UTi Worldwide, Inc.	198,093	2,924
Valuevision Media, Inc. Class A (Æ)	9,100	25
VSE Corp.	1,400	34
Wabash National Corp. (Æ)	141,781	1,467
Wabtec Corp.	58,390	5,466
WageWorks, Inc. (Æ)	31,729	633
Zebra Technologies Corp. Class A (Æ)	87,025	3,766

		256,243

Technology - 14.4%
Acme Packet, Inc. (Æ)	69,613	1,683
ADTRAN, Inc. (Ñ)	103,205	2,085
Akamai Technologies, Inc. (Æ)	31,411	1,279
ANADIGICS, Inc. (Æ)	374,650	967
Anixter International, Inc.	28,750	1,934
Applied Micro Circuits Corp. (Æ)	383,659	3,288
Arris Group, Inc. (Æ)	89,000	1,470
AVG Technologies NV (Æ)	137,268	1,881
Aviat Networks, Inc. (Æ)	567,203	2,127
Avid Technology, Inc. (Æ)	82,316	609
Axcelis Technologies, Inc. (Æ)	3,800	5
Bel Fuse, Inc. Class B	9,576	178
Black Box Corp.	14,400	337
Brocade Communications Systems, Inc. (Æ)	100,200	573
Brooks Automation, Inc.	283,590	2,654
CalAmp Corp. (Æ)	77,253	661
Callidus Software, Inc. (Æ)	162,238	678
Cavium, Inc. (Æ)	27,755	928
Ceva, Inc. (Æ)	80,688	1,225
CIBER, Inc. (Æ)	53,902	182
Cohu, Inc. (Å)	160,666	1,684
Computer Task Group, Inc.	38,244	732
Comtech Telecommunications Corp.	54,204	1,436
Concur Technologies, Inc. (Æ)	25,949	1,736
Cornerstone OnDemand, Inc. (Æ)	75,324	2,462
Cray, Inc. (Æ)	63,715	1,183
Cree, Inc. (Æ)	40,121	1,731
CSG Systems International, Inc. (Æ)	111,269	2,095

Russell U.S. Small Cap Equity Fund	39

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

CTS Corp.	5,300	53
CyrusOne, Inc. (Æ)(ö)	10,000	212
Demand Media, Inc. (Æ)	277,309	2,343
Digi International, Inc. (Æ)	34,800	341
Digital River, Inc. (Æ)	57,838	840
Diodes, Inc. (Æ)	125,825	2,393
DSP Group, Inc. (Æ)	29,426	193
E2open, Inc. (Æ)	30,793	550
EarthLink, Inc.	682,575	4,642
Echelon Corp. (Æ)	27,000	65
Electro Scientific Industries, Inc.	204,838	2,212
Ellie Mae, Inc. (Æ)	25,517	511
Emcore Corp. (Æ)	19,822	119
Emulex Corp. (Æ)	268,734	2,053
ExactTarget, Inc. (Æ)	153,147	3,368
Exar Corp. (Æ)	67,460	708
Fabrinet (Æ)	243,172	3,560
Finisar Corp. (Æ)	104,781	1,624
FormFactor, Inc. (Æ)	173,518	868
Guidance Software, Inc. (Æ)	41,780	533
Guidewire Software, Inc. (Æ)	97,555	3,231
Harmonic, Inc. (Æ)	147,800	773
Imation Corp. (Æ)	20,800	77
Imperva, Inc. (Æ)	57,303	1,966
Inphi Corp. (Æ)	119,120	957
Integrated Device Technology, Inc. (Æ)	218,013	1,576
Integrated Silicon Solution, Inc. (Æ)	28,194	264
Interactive Intelligence Group, Inc. (Æ)	19,987	804
International Rectifier Corp. (Æ)	128,052	2,496
Intersil Corp. Class A	370,210	3,202
Intevac, Inc. (Æ)	15,688	66
InvenSense, Inc. Class A (Æ)	129,260	1,887
IPG Photonics Corp.	26,578	1,740
IXYS Corp.	13,200	127
KEYW Holding Corp. (The) (Æ)	53,898	693
Kulicke & Soffa Industries, Inc. (Æ)	173,286	1,962
Lambda TD Software, Inc. (Æ)	202,370	2,224
Limelight Networks, Inc. (Æ)	45,783	108
LivePerson, Inc. (Æ)	198,606	2,655
LTX-Credence Corp. (Æ)	76,200	468
Manhattan Associates, Inc. (Æ)	18,900	1,295
Marvell Technology Group, Ltd.	211,302	1,955
Mercury Systems, Inc. (Æ)	283,464	2,083
Methode Electronics, Inc.	198,359	1,908
Micrel, Inc.	328,377	3,418
MICROS Systems, Inc. (Æ)	75,530	3,477
Millennial Media, Inc. (Æ)	147,355	1,700
Mindspeed Technologies, Inc. (Æ)	234,586	1,154
MKS Instruments, Inc.	112,886	3,138
Monolithic Power Systems, Inc.	29,815	695
Monotype Imaging Holdings, Inc. (Å)	312,444	5,649
MoSys, Inc. (Æ)	9,300	34
NeoPhotonics Corp. (Æ)	3,800	22
NetSuite, Inc. (Æ)	46,961	3,298
Novatel Wireless, Inc. (Æ)	72,772	137
NVIDIA Corp.	123,517	1,514
Oplink Communications, Inc. (Æ)	27,590	465

	Principal Amount ($) or Shares	Fair Value $
PC Connection, Inc.	8,400	104
PDF Solutions, Inc. (Æ)	52,756	792
Perficient, Inc. (Æ)(Å)	275,034	3,289
Pericom Semiconductor Corp. (Æ)	24,719	175
Plexus Corp. (Æ)	147,150	3,755
Polycom, Inc. (Æ)	217,032	2,394
Progress Software Corp. (Æ)	176,475	4,142
Proofpoint, Inc. (Æ)	42,430	558
PROS Holdings, Inc. (Æ)	59,595	1,315
QLIK Technologies, Inc. (Æ)	167,059	3,710
QLogic Corp. (Æ)	72,100	833
Quantum Corp. (Æ)	377,400	513
Radisys Corp. (Æ)	10,000	39
RADWARE, Ltd. (Æ)	16,163	588
RealNetworks, Inc. (Æ)	15,552	119
Responsys, Inc. (Æ)	537,281	4,099
RF Micro Devices, Inc. (Æ)	281,766	1,409
Richardson Electronics, Ltd.	4,300	52
Riverbed Technology, Inc. (Æ)	28,592	555
Rogers Corp. (Æ)	11,462	537
Ruckus Wireless, Inc. (Æ)(Ñ)	39,938	941
Rudolph Technologies, Inc. (Æ)	56,907	768
Sanmina Corp. (Æ)	141,047	1,343
Seachange International, Inc. (Æ)	139,939	1,560
ServiceNow, Inc. (Æ)(Ñ)	79,555	2,205
ShoreTel, Inc. (Æ)	341,462	1,465
Sigma Designs, Inc. (Æ)	56,343	301
Silicon Graphics International Corp. (Æ)(Ñ)	159,007	2,312
Silicon Image, Inc. (Æ)	290,000	1,407
Smith Micro Software, Inc. (Æ)	12,354	19
Sonus Networks, Inc. (Æ)	107,840	245
Sourcefire, Inc. (Æ)	19,211	818
Spansion, Inc. Class A (Æ)	126,190	1,451
Splunk, Inc. (Æ)	95,518	3,148
SPS Commerce, Inc. (Æ)	155,572	6,053
STEC, Inc. (Æ)	45,555	231
Stratasys, Ltd. (Æ)	2,981	234
Supertex, Inc.	3,300	63
support.com, Inc. (Æ)	128,455	536
Sycamore Networks, Inc.	99,724	229
Symmetricom, Inc. (Æ)	26,500	143
Synchronoss Technologies, Inc. (Æ)	151,990	3,619
Tangoe, Inc. (Æ)	485,507	7,016
TeleCommunication Systems, Inc. Class A (Æ)	126,863	287
TeleNav, Inc. (Æ)	47,261	373
Tellabs, Inc.	519,290	1,184
Tessera Technologies, Inc.	129,831	2,279
TriQuint Semiconductor, Inc. (Æ)	256,496	1,347
TTM Technologies, Inc. (Æ)	78,756	628
Ultimate Software Group, Inc. (Æ)	30,751	3,122
Ultratech, Inc. (Æ)	18,664	760
United Online, Inc.	239,227	1,588
Unwired Planet, Inc. (Æ)	78,400	158
Vishay Intertechnology, Inc. (Æ)(Ñ)	320,379	3,521
Vocera Communications, Inc. (Æ)	144,600	3,797
Vocus, Inc. (Æ)	167,875	2,945

		211,283

40	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Utilities - 2.7%
8x8, Inc. (Æ)	105,676		700
ALLETE, Inc.	24,850		1,147
Avista Corp.	88,575		2,290
Black Hills Corp.	106,815		4,310
Cbeyond, Inc. (Æ)	168,137		1,480
Chesapeake Utilities Corp.	8,100		384
Cleco Corp.	135,875		5,809
El Paso Electric Co.	29,121		981
Energen Corp.	12,300		592
Great Plains Energy, Inc.	67,900		1,453
j2 Global, Inc.	158,145		5,032
Laclede Group, Inc. (The)	2,760		110
NorthWestern Corp.	95,725		3,541
NV Energy, Inc.	85,200		1,613
Pike Electric Corp.	54,234		564
PNM Resources, Inc.	69,900		1,493
Portland General Electric Co.	42,063		1,208
Premiere Global Services, Inc. (Æ)(Å)	531,245		4,978
Telephone & Data Systems, Inc.	13,688		346
Vonage Holdings Corp. (Æ)	458,836		1,197

			39,228

Total Common Stocks (cost $1,246,631)			1,409,042

Short-Term Investments - 3.9%
Russell U.S. Cash Management Fund	57,130,110	(¥)	57,130

Total Short-Term Investments (cost $57,130)			57,130

Other Securities - 2.1%
Russell U.S. Cash Collateral Fund (×)	30,669,231	(¥)	30,669

Total Other Securities (cost $30,669)			30,669

Total Investments - 102.2% (identified cost $1,334,430)			1,496,841

Other Assets and Liabilities, Net - (2.2%)			(32,453)

Net Assets - 100.0%			1,464,388

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund	41

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.6%
Cohu, Inc.	03/13/08	160,666	10.48	173	1,684
Diamond Hill Investment Group, Inc.	12/12/11	24,856	73.28	1,821	1,798
Einstein Noah Restaurant Group, Inc.	12/09/11	125,700	14.08	1,770	1,615
MDC Partners, Inc.	12/21/11	348,734	13.11	4,571	4,439
Monotype Imaging Holdings, Inc.	03/21/12	312,444	15.29	4,016	5,649
Perficient, Inc.	12/09/11	275,034	8.06	2,217	3,289
Premiere Global Services, Inc.	09/21/11	531,245	8.54	4,534	4,978

					23,452

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

42	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts		Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 2000 Mini Index Futures (CME)	590	USD	53,106	03/13	2,173

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,173

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$212,717	$—	$—	$212,717
Consumer Staples	44,625	—	—	44,625
Energy	83,280	—	—	83,280
Financial Services	318,661	—	—	318,661
Health Care	147,327	—	—	147,327
Materials and Processing	95,678	—	—	95,678
Producer Durables	256,243	—	—	256,243
Technology	211,283	—	—	211,283
Utilities	39,228	—	—	39,228
Short-Term Investments	—	57,130	—	57,130
Other Securities	—	30,669	—	30,669

Total Investments	1,409,042	87,799	—	1,496,841

Other Financial Instruments
Futures Contracts	2,173	—	—	2,173

Total Other Financial Instruments*	$2,173	$—	$—	$2,173

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 92.2%
Australia - 2.5%
Amcor, Ltd. (Æ)	151,793	1,330
ASX, Ltd. - ADR	17,166	627
Aurizon Holdings, Ltd.	967,440	4,005
Australia & New Zealand Banking Group, Ltd. - ADR	376,216	10,428
BGP Holdings PLC (Æ)(Þ)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	516,683	28,251
Brambles, Ltd.	154,684	1,308
Commonwealth Bank of Australia - ADR	91,061	6,120
Commonwealth Property Office Fund (ö)	248,850	288
Computershare, Ltd.	45,224	494
CSL, Ltd.	89,250	5,113
Dexus Property Group (ö)	228,810	249
Downer EDI, Ltd.	15,692	74
Harvey Norman Holdings, Ltd.	290,534	594
Insurance Australia Group, Ltd.	382,206	2,001
Mount Gibson Iron, Ltd.	21,360	19
National Australia Bank, Ltd. - ADR	126,567	3,611
Origin Energy, Ltd.	89,556	1,176
QBE Insurance Group, Ltd.	783,356	9,737
Ramsay Health Care, Ltd.	7,912	244
Sonic Healthcare, Ltd.	25,720	367
SP AusNet	654,783	785
Stockland (ö)	166,543	599
Suncorp Group, Ltd.	271,192	2,998
Tabcorp Holdings, Ltd.	716,467	2,279
Tatts Group, Ltd.	106,756	363
Telstra Corp., Ltd.	1,707,658	8,191
Treasury Wine Estates, Ltd.	393,225	1,948
Wesfarmers, Ltd.	27,634	1,083
Westfield Group (ö)	172,345	2,009
Westfield Retail Trust (ö)	238,412	798
Westpac Banking Corp.	401,956	11,753
Woolworths, Ltd.	94,146	3,067
WorleyParsons, Ltd.	23,454	617

		112,526

Austria - 0.4%
Andritz AG	80,564	5,305
Erste Group Bank AG (Æ)	439,901	14,804

		20,109

Belgium - 0.9%
Ageas (Æ)	12,778	—
Anheuser-Busch InBev NV	156,188	13,551
Belgacom SA	457,698	13,971
Groupe Bruxelles Lambert SA	19,016	1,588
KBC Groep NV	225,890	8,905
Umicore SA	8,885	463

		38,478

Bermuda - 1.4%
Catlin Group, Ltd.	81,790	678
Cheung Kong Infrastructure Holdings, Ltd.	17,000	108

	Principal Amount ($) or Shares	Fair Value $
Credicorp, Ltd.	86,230	13,515
First Pacific Co., Ltd.	100,000	129
Hongkong Land Holdings, Ltd.	18,000	141
Jardine Matheson Holdings, Ltd.	24,800	1,607
Jardine Strategic Holdings, Ltd.	19,500	746
Li & Fung, Ltd.	6,780,000	9,529
NWS Holdings, Ltd.	261,500	467
PartnerRe, Ltd. - ADR	79,500	6,971
RenaissanceRe Holdings, Ltd.	79,675	6,823
Seadrill, Ltd. (Ñ)	339,961	13,479
Yue Yuen Industrial Holdings, Ltd.	2,119,500	7,106

		61,299

Brazil - 1.3%
Anhanguera Educacional Participacoes SA	465,294	9,054
BM&FBovespa SA	669,300	4,685
BR Malls Participacoes SA	679,150	8,792
Brazil Pharma SA	301,119	2,223
Brookfield Incorporacoes SA	3,035,100	5,152
Embraer SA - ADR (Æ)	371,700	12,255
Itau Unibanco Holding SA - ADR	368,820	6,355
Multiplus SA	96,290	2,069
Qualicorp SA (Æ)	554,640	5,738
Tim Participacoes SA - ADR	90,460	1,990

		58,313

Canada - 3.9%
Agrium, Inc.	900	102
Aimia, Inc.	85,800	1,379
Alimentation Couche Tard, Inc. Class B	22,600	1,103
ARC Resources, Ltd.	11,700	275
Atco, Ltd. Class I	7,000	587
B2Gold Corp. (Æ)	997,184	3,839
Bank of Montreal (Ñ)	75,600	4,774
Bank of Nova Scotia	93,400	5,492
Barrick Gold Corp.	302,700	9,662
BCE, Inc.	28,400	1,262
Boardwalk Real Estate Investment Trust (ö)	2,300	151
Brookfield Asset Management, Inc. Class A (Ñ)	305,500	11,282
CAE, Inc.	61,200	661
Canadian Imperial Bank of Commerce (Þ)	38,900	3,245
Canadian National Railway Co. (Æ)(Þ)	196,970	18,842
Canadian National Railway Co.	34,500	3,311
Canadian Oil Sands, Ltd.	23,600	497
Canadian Pacific Railway, Ltd.	11,000	1,270
Canadian Real Estate Investment Trust (ö)	3,000	135
Canadian Utilities, Ltd. Class A	5,000	382
Catamaran Corp. (Æ)	113,076	5,868
CGI Group, Inc. Class A (Æ)	33,100	888
CI Financial Corp.	14,400	386
Cominar Real Estate Investment Trust (ö)	5,700	128
Dollarama, Inc.	73,327	4,461
Empire Co., Ltd. Class A	3,900	235
Enbridge, Inc.	23,300	1,024
Ensign Energy Services, Inc.	24,300	415
Fairfax Financial Holdings, Ltd.	3,500	1,256

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Finning International, Inc.	143,985	3,687
Fortis, Inc.	31,200	1,084
Genworth MI Canada, Inc.	7,100	172
Great-West Lifeco, Inc.	12,900	335
Husky Energy, Inc.	67,600	2,108
IGM Financial, Inc.	9,700	423
Imperial Oil, Ltd.	79,100	3,474
Inmet Mining Corp.	500	36
Intact Financial Corp.	4,300	283
Kinross Gold Corp.	506,500	4,169
Loblaw Cos., Ltd.	18,500	743
Magna International, Inc. Class A	157,100	8,208
National Bank of Canada	1,000	80
New Gold, Inc. (Æ)	239,280	2,325
Pacific Rubiales Energy Corp.	97,780	2,281
Power Corp. of Canada	16,300	429
RioCan Real Estate Investment Trust (ö)	14,000	377
Rogers Communications, Inc. Class B	54,100	2,514
Royal Bank of Canada - GDR	176,500	10,993
Saputo, Inc. - ADR	5,700	283
ShawCor, Ltd. Class A	23,500	945
Sherritt International Corp.	58,300	344
Shoppers Drug Mart Corp.	64,900	2,694
Sino-Forest Corp. (Æ)(Þ)(Å)	383,000	4
Suncor Energy, Inc.	438,388	14,909
Tim Hortons, Inc.	38,400	1,925
Toronto-Dominion Bank (The)	191,037	15,953
TransCanada Corp.	68,700	3,252
Trilogy Energy Corp.	103,374	2,937
Valeant Pharmaceuticals International, Inc. (Æ)	64,340	4,267
Vermilion Energy, Inc.	29,500	1,513

		175,659

Cayman Islands - 0.5%
ASM Pacific Technology, Ltd.	42,200	533
Baidu, Inc. - ADR (Æ)	34,520	3,739
Chailease Holding Co., Ltd.	1,314,030	3,516
Chaoda Modern Agriculture Holdings, Ltd. (Æ)(Þ)(Å)	12,120,000	703
Dongyue Group	5,063,000	3,382
Golden Eagle Retail Group, Ltd. (Ñ)	1,706,172	3,674
NagaCorp, Ltd.	2,763,071	2,177
Sands China, Ltd.	806,584	4,066
Want Want China Holdings, Ltd. (Ñ)	1,416,123	1,881

		23,671

Chile - 0.2%
SACI Falabella	364,410	4,235
Sociedad Quimica y Minera de Chile SA - ADR	88,088	5,007

		9,242

	Principal Amount ($) or Shares	Fair Value $
China - 0.5%
Huaneng Power International, Inc. Class H (Ñ)	11,212,000	11,566
Industrial & Commercial Bank of China, Ltd. Class H	14,223,000	10,710

		22,276

Curacao - 0.0%
Hunter Douglas NV	2,969	133

Czech Republic - 0.1%
Komercni Banka AS	23,371	4,721

Denmark - 1.9%
Christian Hansen Holding A/S	227,841	8,065
Coloplast A/S Class B	220,720	11,649
Danske Bank A/S (Æ)	1,361,502	26,117
GN Store Nord A/S	321,781	5,244
Novo Nordisk A/S Class B	182,777	33,630

		84,705

Finland - 0.2%
Orion OYJ Class B	49,257	1,376
Sampo Class A	26,710	959
Stora Enso OYJ Class R (Ñ)	1,062,253	7,580

		9,915

France - 8.6%
Air Liquide SA Class A	126,416	16,159
Arkema SA	84,868	9,680
AXA SA	286,000	5,297
BNP Paribas SA	288,579	18,107
Capital Gemini SA	413,550	19,937
Casino Guichard Perrachon SA (Æ)	118,928	11,651
Christian Dior SA	14,876	2,599
Cie Generale d’Optique Essilor International SA	14,640	1,493
Credit Agricole SA (Æ)	652,993	6,455
Danone SA	487,167	33,762
Dassault Systemes SA	125,915	13,999
Eurofins Scientific Group S.A.	10,835	1,936
France Telecom SA - ADR	163,339	1,854
GDF Suez	231,805	4,756
GDF Suez (Æ)	55,671	—
Ingenico	63,260	3,988
Lagardere SCA	217,506	7,865
Legrand SA - ADR	217,364	9,865
LVMH Moet Hennessy Louis Vuitton SA - ADR	89,974	16,963
Metropole Television SA	30,506	511
Natixis	895,944	3,553
Pernod-Ricard SA	132,999	16,650
Rallye SA	65,121	2,302
Remy Cointreau SA	8,742	1,116
Safran SA	186,140	8,546
Sanofi - ADR	756,369	73,800

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Schneider Electric SA	378,501	28,831
Societe BIC SA	91,796	12,359
Technip SA	120,398	13,055
Thales SA	17,892	644
Total SA	523,840	28,401
Unibail-Rodamco SE (ö)	4,453	1,052
Vivendi SA - ADR	391,486	8,393

		385,579

Germany - 6.2%
Aareal Bank AG (Æ)	118,270	2,820
Adidas AG	43,360	4,030
Bayer AG	300,212	29,626
Bayerische Motoren Werke AG	129,759	13,064
Beiersdorf AG (Æ)	248,412	21,806
Bilfinger SE	9,146	926
Brenntag AG	44,590	6,354
Deutsche Bank AG	107,700	5,588
Deutsche Boerse AG	412,744	27,155
E.ON SE	270,850	4,709
Fresenius SE & Co. KGaA	97,504	11,869
GEA Group AG	16,135	585
Hannover Rueckversicherung AG	59,914	4,837
Henkel AG & Co. KGaA	48,455	3,597
Hugo Boss AG	17,061	2,008
Infineon Technologies AG - ADR	434,164	3,917
Linde AG	120,238	21,942
Merck KGaA	105,701	14,704
MTU Aero Engines Holding AG	141,903	13,528
Muenchener Rueckversicherungs AG	22,929	4,214
SAP AG - ADR	377,183	30,903
Siemens AG(Ñ)	274,300	30,109
Software AG	62,107	2,392
Suedzucker AG	61,058	2,613
Volkswagen AG	67,110	15,495

		278,791

Hong Kong - 1.4%
AIA Group, Ltd.	7,814,634	31,086
China Mobile, Ltd.	1,719,000	18,896
China Unicom Hong Kong, Ltd. (Ñ)	4,196,000	6,742
CLP Holdings, Ltd.	397,500	3,380
Hang Lung Group, Ltd.	462	3
Hong Kong & China Gas Co., Ltd.	38,880	110
Hong Kong Exchanges and Clearing, Ltd.	47,254	896
Hopewell Holdings, Ltd.	25,500	105
Link REIT (The) (ö)	241,000	1,252
MTR Corp., Ltd.	60,000	248
Power Assets Holdings, Ltd.	40,500	351
Swire Pacific, Ltd. Class A	66,321	851
Television Broadcasts, Ltd.	71,334	526
Wheelock & Co., Ltd.	68	—

		64,446

	Principal Amount ($) or Shares	Fair Value $
India - 0.4%
ICICI Bank, Ltd.	512,037	11,466
Tata Motors, Ltd. - ADR	300,498	8,303

		19,769

Indonesia - 0.3%
Bank Central Asia Tbk PT	3,233,094	3,203
Bank Rakyat Indonesia	9,132,000	7,454
Perusahaan Gas Negara Persero Tbk PT	4,107,620	1,971

		12,628

Ireland - 0.4%
Covidien PLC	62,047	3,868
DCC PLC	240,000	7,854
Elan Corp. PLC - ADR (Æ)	245,477	2,580
Jazz Pharmaceuticals PLC (Æ)	71,028	4,005

		18,307

Israel - 0.6%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	248,716	12,436
Teva Pharmaceutical Industries, Ltd. - ADR	346,900	13,179

		25,615

Italy - 2.1%
Enel SpA	2,208,300	9,631
ENI SpA - ADR	1,173,160	29,453
Finmeccanica SpA (Æ)	626,267	4,116
Intesa Sanpaolo SpA	2,750,100	5,609
Lottomatica Group SpA	86,930	2,148
Luxottica Group SpA	26,414	1,216
Pirelli & C. SpA - ADR	463,224	5,683
Saipem SpA - ADR	89,784	2,548
Salvatore Ferragamo Italia SpA	177,272	4,532
Snam Rete Gas SpA	2,298,445	11,622
Telecom Italia SpA	14,233,467	13,556
Terna Rete Elettrica Nazionale SpA	793,981	3,346

		93,460

Japan - 12.9%
Ajinomoto Co., Inc.	116,000	1,574
Alfresa Holdings Corp.	21,800	956
Amada Co., Ltd.	1,917,000	11,991
Astellas Pharma, Inc.	134,978	6,871
Bank of Yokohama, Ltd. (The)	278,000	1,328
Bridgestone Corp.	313,600	8,207
Brother Industries, Ltd.	36,100	383
Canon, Inc.	696,500	25,630
Central Japan Railway Co.	24,600	2,152
Chugai Pharmaceutical Co., Ltd.	63,600	1,308
Chugoku Bank, Ltd. (The)	17,000	234
Dai Nippon Printing Co., Ltd.	597,200	4,826
Daicel Chemical Industries, Ltd.	221,000	1,544
Daihatsu Motor Co., Ltd.	31,000	645
Dai-ichi Life Insurance Co., Ltd. (The)	5,300	7,598

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Daiichi Sankyo Co., Ltd.	24,300	411
Daito Trust Construction Co., Ltd.	50,300	4,962
Daiwa House Industry Co., Ltd.	3,000	55
Denso Corp.	456,900	17,088
East Japan Railway Co.	57,800	3,906
FamilyMart Co., Ltd.	23,000	926
FANUC Corp.	170,983	26,645
Fast Retailing Co., Ltd.	6,100	1,606
Fuji Heavy Industries, Ltd.	443,000	5,963
FUJIFILM Holdings Corp.	495,100	9,865
Fukuoka Financial Group, Inc.	262,000	1,103
Gree, Inc.	86,900	1,292
Hachijuni Bank, Ltd. (The)	754,000	3,776
Hakuhodo DY Holdings, Inc.	4,450	303
Hirose Electric Co., Ltd.	2,600	309
Hitachi Chemical Co., Ltd.	15,600	220
Honda Motor Co., Ltd.	461,800	17,700
Hoya Corp.	464,400	8,963
Inpex Corp.	2,311	13,394
ITOCHU Corp.	1,619,900	18,317
J Front Retailing Co., Ltd.	49,000	269
Japan Real Estate Investment Corp. Class A (ö)	45	455
Japan Retail Fund Investment Corp.(ö)	66	125
Japan Tobacco, Inc.	250,100	7,786
JGC Corp.	83,000	2,350
JSR Corp.	68,100	1,345
Jupiter Telecommunications Co., Ltd.	182	218
Kao Corp.	249,600	7,162
KDDI Corp.	211,200	15,705
Keisei Electric Railway Co., Ltd.	87,000	772
Keyence Corp.	2,500	694
Koito Manufacturing Co., Ltd.	71,000	1,182
Kuraray Co., Ltd.	17,900	230
Kyushu Electric Power Co., Inc.	24,400	235
Lawson, Inc.	228,400	16,560
M3, Inc.	3,771	6,149
Mabuchi Motor Co., Ltd.	467,200	20,973
Makita Corp.	329,700	16,062
Medipal Holdings Corp.	34,200	433
Mitsubishi UFJ Financial Group, Inc.	1,461,700	8,328
Mitsubishi UFJ Lease & Finance Co., Ltd.	12,830	583
MonotaRO Co., Ltd. (Ñ)	113,835	4,189
MS&AD Insurance Group Holdings	777,400	16,314
Nagoya Railroad Co., Ltd.	68,000	185
Namco Bandai Holdings, Inc.	114,400	1,630
NGK Spark Plug Co., Ltd.	80,000	1,015
Nintendo Co., Ltd.	74,900	7,306
Nippon Building Fund, Inc. (ö)	54	557
Nippon Electric Glass Co., Ltd.	53,000	255
Nippon Shokubai Co., Ltd.	49,000	474
Nippon Telegraph & Telephone Corp.	43,000	1,801
NTT DOCOMO, Inc.	8,954	13,601
ORIX Corp.	127,760	13,650
Osaka Gas Co., Ltd.	434,000	1,628
Otsuka Holdings Co., Ltd.	44,500	1,435
Rohm Co., Ltd.	112,700	3,747

	Principal Amount ($) or Shares	Fair Value $
Sankyo Co., Ltd.	156,000	6,210
Secom Co., Ltd.	259,000	12,915
Sega Sammy Holdings, Inc.	41,600	735
Sekisui Chemical Co., Ltd.	146,000	1,407
Sekisui House, Ltd.	50,000	550
Seven & I Holdings Co., Ltd.	281,700	8,570
Shimamura Co., Ltd.	12,400	1,218
Shin-Etsu Chemical Co., Ltd.	639,925	39,118
Shionogi & Co., Ltd.	317,010	5,665
Ship Healthcare Holdings, Inc.	71,043	2,035
Shiseido Co., Ltd.	560,700	7,769
SMC Corp.	27,000	4,671
Stanley Electric Co., Ltd.	13,600	222
Sugi Holdings Co., Ltd. - GDR	156,894	5,387
Sumitomo Corp.	1,063,800	13,750
Sumitomo Mitsui Financial Group, Inc.	549,600	22,057
Sumitomo Mitsui Trust Holdings, Inc.	1,479,000	5,467
Suzuken Co., Ltd.	25,500	781
Suzuki Motor Corp.	83,000	2,172
Takeda Pharmaceutical Co., Ltd.	27,600	1,419
THK Co., Ltd.	571,100	9,917
Toho Co., Ltd.	11,100	212
Tokio Marine Holdings, Inc.	37,600	1,111
Tokyo Electron, Ltd.	25,700	1,102
Tokyo Gas Co., Ltd.	178,000	839
TonenGeneral Sekiyu KK	27,000	235
Toyo Suisan Kaisha, Ltd.	38,000	1,055
Toyota Motor Corp.	277,100	13,227
Toyota Tsusho Corp.	346,600	8,236
Ushio, Inc.	23,600	255
USS Co., Ltd.	9,570	1,074
West Japan Railway Co.	45,600	1,800
Yamazaki Baking Co., Ltd.	45,000	504
Yokogawa Electric Corp.	903,900	10,072

		579,211

Jersey - 1.9%
Delphi Automotive PLC (Æ)	629,860	24,350
Glencore International PLC (Ñ)	1,791,459	11,179
Petrofac, Ltd.	107,317	2,788
Wolseley PLC - ADR	218,438	10,203
WPP PLC	2,228,986	35,051

		83,571

Luxembourg - 0.1%
ArcelorMittal	246,875	4,229
Oriflame Cosmetics SA	23,338	765

		4,994

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	741,000	380

Mexico - 0.5%
Fibra Uno Administracion SA de CV (ö)	1,876,536	5,880
Fomento Economico Mexicano SAB de CV - ADR	78,030	8,418

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Genomma Lab Internacional SAB de CV Class B (Æ)	1,772,860	4,048
Grupo Fin Santander ADR B - ADR (Æ)	165,520	2,574

		20,920

Netherlands - 5.5%
Aegon NV	1,832,827	12,264
Akzo Nobel NV	510,405	34,922
ASML Holding NV Class G	17,091	1,283
Core Laboratories NV	24,449	3,121
Delta Lloyd NV	769,931	15,148
European Aeronautic Defence and Space Co. NV	156,822	7,368
Gemalto NV	41,851	3,727
Heineken NV	305,983	21,517
ING Groep NV (Æ)	3,901,409	39,460
Koninklijke Ahold NV	969,060	14,237
Koninklijke DSM NV (Æ)	51,322	3,147
Koninklijke Philips Electronics NV	624,936	19,525
Nutreco NV	16,013	1,419
Randstad Holding NV (Æ)	368,142	15,266
Reed Elsevier NV (Æ)	832,954	12,944
Sensata Technologies Holding NV (Æ)	200,220	6,755
Unilever NV(Ñ)	441,408	17,860
Wolters Kluwer NV	796,270	16,142

		246,105

New Zealand - 0.0%
Telecom Corp. of New Zealand, Ltd. (Ñ)	320,205	653

Norway - 1.4%
DNB ASA	1,059,011	14,810
Gjensidige Forsikring ASA	341,682	5,373
Marine Harvest ASA (Æ)	15,169,262	15,189
Orkla ASA	1,213,410	10,706
Statoil ASA Class N	367,181	9,780
TE Connectivity, Ltd.	330,761	7,296

		63,154

Philippines - 0.1%
SM Investments Corp.	178,400	4,174

Portugal - 0.1%
Jeronimo Martins SGPS SA	282,292	6,000

Russia - 0.9%
Gazprom OAO - ADR (Æ)	1,506,162	14,188
Magnit OJSC - GDR	85,640	3,808
Rosneft Oil Co. - GDR	1,414,002	12,443
Sberbank of Russia - ADR	656,842	9,680

		40,119

Singapore - 1.2%
Ascendas Real Estate Investment Trust (ö)	194,000	397
CapitaMall Trust Class A (ö)	112,000	192
ComfortDelGro Corp., Ltd.	362,000	564

	Principal Amount ($) or Shares	Fair Value $
DBS Group Holdings, Ltd.	857,000	10,359
Fraser and Neave, Ltd.	71,000	548
Jardine Cycle & Carriage, Ltd.	395,000	16,152
Keppel Corp., Ltd. - ADR	268,000	2,490
Oversea-Chinese Banking Corp., Ltd.	361,000	2,853
SembCorp Industries, Ltd.	47,000	208
Singapore Exchange, Ltd.	80,000	504
Singapore Technologies Engineering, Ltd.	81,000	257
Singapore Telecommunications, Ltd.	1,199,810	3,393
StarHub, Ltd.	312,000	983
United Overseas Bank, Ltd.	947,857	14,436
UOL Group, Ltd.	22,000	111

		53,447

South Africa - 0.6%
Aspen Pharmacare Holdings, Ltd. (Æ)	216,654	3,992
Discovery Holdings, Ltd.	1,027,031	7,606
FirstRand, Ltd.	2,129,978	7,679
Gold Fields, Ltd. - ADR	568,415	6,594
Impala Platinum Holdings, Ltd.	174,118	3,161

		29,032

South Korea - 1.4%
Hana Financial Group, Inc.	123,935	4,439
Hyundai Motor Co.	19,180	3,611
KT Corp. - ADR	801,400	13,576
Samsung Electronics Co., Ltd.	21,047	27,987
Shinhan Financial Group Co., Ltd.	293,480	11,036

		60,649

Spain - 2.1%
Amadeus IT Holding SA Class A (Ñ)	439,850	11,034
Banco Popular Espanol SA	5,819,556	5,247
Banco Santander SA - ADR (Þ)	3,043,050	25,531
Endesa SA - ADR	102,773	2,447
Inditex SA	137,516	19,269
Indra Sistemas SA (Ñ)	1,758,473	22,991
Red Electrica Corp. SA	39,450	2,196
Tecnicas Reunidas SA (Æ)	87,047	4,428
Viscofan SA	52,980	2,771

		95,914

Sweden - 1.1%
Assa Abloy AB Class B	94,101	3,523
Atlas Copco AB Class A (Ñ)	405,403	11,560
Elekta AB Class B	120,238	1,789
Getinge AB Class B	33,962	1,048
Hennes & Mauritz AB Class B (Ñ)	216,697	7,982
SKF AB Class B	80,784	2,005
Svenska Cellulosa AB Class B	314,059	7,617
Swedish Match AB	74,864	2,810
Telefonaktiebolaget LM Ericsson Class B (Ñ)	891,400	10,375
TeliaSonera AB	87,129	629

		49,338

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Switzerland - 8.4%
ABB, Ltd. (Æ)	404,121	8,668
ABB, Ltd. - ADR (Æ)	187,300	4,010
ACE, Ltd.	78,775	6,722
Aryzta AG (Æ)	35,444	1,992
Cie Financiere Richemont SA	120,683	9,926
Credit Suisse Group AG (Æ)(Ñ)	356,669	10,543
Dufry AG (Æ)	21,720	2,967
GAM Holding AG (Æ)	475,446	7,837
Geberit AG (Æ)	33,597	7,856
Givaudan SA (Æ)	1,567	1,742
Helvetia Holding AG	11,366	4,640
Julius Baer Group, Ltd. (Æ)	328,758	13,457
Kuehne & Nagel International AG	32,080	3,768
Lindt & Spruengli AG (Æ)	84	3,415
Nestle SA	874,884	61,431
Novartis AG (Ñ)	1,071,916	73,028
Partners Group Holding AG	62,693	14,722
Roche Holding AG	182,479	40,384
Sonova Holding AG (Æ)	54,121	6,262
Sulzer AG	6,971	1,097
Swiss Re AG	92,392	6,878
Syngenta AG	62,630	27,039
TE Connectivity, Ltd.	359,650	13,983
Temenos Group AG (Æ)	286,511	5,856
UBS AG (Æ)	1,616,232	28,025
Zurich Insurance Group AG (Æ)	38,173	10,981

		377,229

Taiwan - 0.8%
Hon Hai Precision Industry Co., Ltd.	6,024,978	17,222
Hon Hai Precision Industry Co., Ltd. - GDR	263,593	1,510
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	661,909	11,742
Teco Electric and Machinery Co., Ltd.	7,252,000	6,030

		36,504

Thailand - 0.0%
Siam Cement PCL	78,990	1,176

Turkey - 0.1%
Turkiye Halk Bankasi AS	654,461	6,475

United Kingdom - 18.1%
Alent PLC (Æ)	16,902	90
AMEC PLC - GDR	159,255	2,730
Anglo American PLC	470,279	14,071
Antofagasta PLC	167,678	3,037
ARM Holdings PLC	465,748	6,375
Associated British Foods PLC	157,710	4,375
AstraZeneca PLC - ADR (Æ)	182,589	8,841
Aviva PLC	1,203,127	6,997
Babcock International Group PLC	548,698	9,033
BAE Systems PLC	6,580,493	35,443
Barclays PLC	6,888,068	32,883
Berkeley Group Holdings PLC	247,952	7,197
BG Group PLC	708,314	12,582

	Principal Amount ($) or Shares	Fair Value $
BHP Billiton PLC	31,717	1,085
BP PLC	6,416,501	47,499
BP PLC - ADR	40,800	1,816
British American Tobacco PLC	73,658	3,835
British Land Co. PLC (ö)	61,280	546
BT Group PLC	1,899,549	7,490
Carillion PLC	1,329,665	6,440
Centrica PLC	1,203,913	6,687
Compass Group PLC	2,255,154	27,326
Dairy Crest Group PLC	767,423	5,068
Darty PLC	17,312	17
Diageo PLC	816,589	24,309
Experian PLC	889,279	15,246
Fenner PLC	425,480	2,557
GlaxoSmithKline PLC - ADR	912,718	20,925
Hays PLC	2,343,777	3,308
Home Retail Group PLC (Ñ)	6,333,683	12,054
HSBC Holdings PLC	5,750,362	65,385
Imperial Tobacco Group PLC	917,414	34,120
InterContinental Hotels Group PLC - ADR	312,577	9,201
Intertek Group PLC	44,782	2,208
Invensys PLC	2,129,905	11,620
ITV PLC	553,323	1,007
J Sainsbury PLC	376,910	1,977
John Wood Group PLC	481,042	6,149
Johnson Matthey PLC	218,950	7,865
Land Securities Group PLC (ö)	40,123	511
Lloyds Banking Group PLC (Æ)	5,433,800	4,452
Mondi PLC	58,491	693
National Grid PLC	1,351,265	14,820
Next PLC	49,968	3,216
Pearson PLC	58,296	1,104
Persimmon PLC Class A	234,282	3,131
Reckitt Benckiser Group PLC	342,856	22,849
Rexam PLC	235,222	1,748
Rio Tinto PLC (Æ)	265,282	14,978
Rio Tinto PLC - ADR	92,444	5,220
Rolls-Royce Holdings PLC (Æ)(Þ)	521,739	7,828
Rotork PLC	49,230	2,067
Royal Bank of Scotland Group PLC (Æ)	1,258,692	6,853
Royal Dutch Shell PLC Class A	1,551,241	55,024
Royal Dutch Shell PLC Class B	526,317	19,149
Royal Dutch Shell PLC - ADR (Ñ)	191,800	13,948
Sage Group PLC (The)	1,438,792	7,364
Shire PLC - ADR (Æ)	65,628	2,199
Smith & Nephew PLC	1,327,917	15,301
Smiths Group PLC	570,623	11,104
Standard Chartered PLC	766,483	20,392
Telecity Group PLC	539,044	7,241
Tesco PLC	2,621,500	14,814
Travis Perkins PLC	1,003,507	19,258
Unilever PLC	30,764	1,252
Vodafone Group PLC - ADR (Æ)	16,746,157	45,709
Weir Group PLC (The)	369,149	11,616
William Hill PLC	538,537	3,281
Xstrata PLC	213,520	4,001

		810,517

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

United States - 1.1%
AdStar, Inc. (Æ)	99,790		4,101
Lululemon Athletica, Inc. (Æ)(Ñ)	30,410		2,098
MercadoLibre, Inc. (Ñ)	73,599		6,506
Newmont Mining Corp.	274,200		11,780
Philip Morris International, Inc.	236,200		20,823
Yum! Brands, Inc.	35,830		2,327

			47,635

Virgin Islands, British - 0.1%
Michael Kors Holdings, Ltd. (Æ)	73,990		4,153

Total Common Stocks (cost $3,706,638)			4,140,992

Preferred Stocks - 0.4%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA (Æ)	1,198,500		6,223

Germany - 0.2%
Henkel AG & Co. KGaA	49,615		4,381
Porsche Automobil Holding SE	60,200		5,240

			9,621

Total Preferred Stocks (cost $16,265)			15,844

Warrants & Rights - 0.3%
Spain - 0.0%
Banco Santander SA - ADR (Æ) 2013 Rights	1,180,504		242

United Kingdom - 0.3%
DS Smith PLC (Æ) 2013 Rights	3,614,947		12,705

Total Warrants & Rights (cost $12,260)			12,947

Short-Term Investments - 7.7%
United States - 7.7%
Russell U.S. Cash Management Fund	346,032,798	(¥)	346,033

Total Short-Term Investments (cost $346,033)			346,033

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 4.5%
Russell U.S. Cash Collateral Fund (×)	204,034,353	(¥)	204,034

Total Other Securities (cost $204,034)			204,034

Total Investments - 105.1% (identified cost $4,285,230)			4,719,850

Other Assets and Liabilities, Net - (5.1%)			(231,061)

Net Assets - 100.0%			4,488,789

See accompanying notes which are an integral part of this quarterly report.

50	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
Chaoda Modern Agriculture Holdings, Ltd.	10/18/10	12,120,000	0.55	6,664	703
Sino-Forest Corp.	08/18/11	383,000	5.27	2,018	4

					707

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	51

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contracts amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index Futures (Netherlands)	100	EUR	7,067	02/13	170
ASX SPI 200 Index Futures (Australia)	155	AUD	18,774	03/13	815
CAC 40 Index Futures (France)	1,348	EUR	50,301	02/13	414
DAX Index Futures (Germany)	153	EUR	29,820	03/13	401
EURO STOXX 50 Index Futures (EMU)	1,424	EUR	38,605	03/13	703
FTSE 100 Index Futures (United Kingdom)	682	GBP	42,693	03/13	1,822
Hang Seng Index Futures (Hong Kong)	343	HKD	407,758	02/13	151
IBEX 35 Index Futures (Spain)	101	EUR	8,471	02/13	(231)
S&P TSE 60 Index Futures (Canada)	168	CAD	24,410	03/13	362
SGX MSCI Singapore Index Futures	8	SGD	589	02/13	—
Swiss Market Index Futures (Switzerland)	94	CHF	6,903	03/13	105
TOPIX Index Futures (Japan)	939	JPY	8,803,125	03/13	6,543

Short Positions
ASX SPI 200 Index Futures (Australia)	363	AUD	43,968	03/13	(842)
FTSE MIB Index Futures (Italy)	70	EUR	6,109	03/13	(28)
OMX 30 Index Futures (Sweden)	890	SEK	103,952	02/13	(431)
S&P TSE 60 Index Futures (Canada)	268	CAD	38,940	03/13	(811)
Swiss Market Index Futures (Switzerland)	479	CHF	35,173	03/13	70

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					9,213

See accompanying notes which are an integral part of this quarterly report.

52	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	6,706	JPY	587,408	03/21/13	(280)
Barclays Bank PLC	DKK	26,362	USD	4,632	03/20/13	(168)
Brown Brothers Harriman & Co.	USD	10,134	JPY	917,637	03/21/13	(96)
Brown Brothers Harriman & Co.	USD	1,789	MXN	22,665	02/05/13	(6)
Brown Brothers Harriman & Co.	USD	79	SGD	97	03/20/13	(1)
Brown Brothers Harriman & Co.	AUD	1,603	USD	1,667	03/20/13	1
Citibank	USD	19,257	GBP	11,970	03/20/13	(277)
Citibank	USD	107	JPY	9,729	02/04/13	(1)
Citibank	USD	10,942	JPY	979,159	03/21/13	(231)
Citibank	USD	3,140	NZD	3,836	03/20/13	69
Citibank	USD	2,105	SGD	2,599	02/04/13	(5)
Citibank	USD	1,306	SGD	1,590	03/20/13	(21)
Citibank	AUD	800	USD	824	03/20/13	(7)
Citibank	CAD	1,300	USD	1,309	03/20/13	7
Citibank	CAD	9,139	USD	9,253	03/20/13	99
Citibank	CHF	20,325	USD	21,964	03/20/13	(380)
Citibank	EUR	3,500	USD	4,617	03/20/13	(137)
Citibank	EUR	10,667	USD	13,970	03/20/13	(518)
Citibank	GBP	509	USD	803	02/04/13	(3)
Citibank	GBP	1,400	USD	2,255	03/20/13	35
Citibank	HKD	2,500	USD	323	03/20/13	—
Citibank	JPY	4,055	USD	45	02/04/13	—
Citibank	JPY	140,000	USD	1,651	03/21/13	120
Commonwealth Bank of Australia	USD	4,628	AUD	4,418	03/20/13	(36)
Commonwealth Bank of Australia	USD	26,469	AUD	25,461	03/20/13	81
Commonwealth Bank of Australia	USD	6,221	CAD	6,142	03/20/13	(69)
Commonwealth Bank of Australia	USD	11,115	CHF	10,115	03/20/13	—
Commonwealth Bank of Australia	USD	1,960	DKK	10,771	03/20/13	—
Commonwealth Bank of Australia	USD	25,024	EUR	19,172	03/20/13	1,015
Commonwealth Bank of Australia	USD	10,678	GBP	6,616	03/20/13	(188)
Commonwealth Bank of Australia	USD	19,151	GBP	12,082	03/20/13	11
Commonwealth Bank of Australia	USD	2,038	HKD	15,789	03/20/13	(2)
Commonwealth Bank of Australia	USD	1,287	ILS	4,789	03/20/13	4
Commonwealth Bank of Australia	USD	9,821	JPY	813,034	03/21/13	(928)
Commonwealth Bank of Australia	USD	519	SGD	642	03/20/13	—
Commonwealth Bank of Australia	AUD	13,411	USD	13,946	03/20/13	(39)
Commonwealth Bank of Australia	EUR	20,878	USD	28,347	03/20/13	(1)
Commonwealth Bank of Australia	HKD	49,287	USD	6,356	03/20/13	1
Commonwealth Bank of Australia	SEK	37,068	USD	5,820	03/20/13	(10)
Credit Suisse	USD	3,550	ILS	13,566	03/20/13	101
Credit Suisse	USD	31,846	SEK	210,782	03/20/13	1,276
Deutsche Bank AG	USD	1,646	AUD	1,582	03/20/13	4
Deutsche Bank AG	USD	4,628	AUD	4,418	03/20/13	(36)
Deutsche Bank AG	USD	6,218	CAD	6,142	03/20/13	(66)
Deutsche Bank AG	USD	25,020	EUR	19,172	03/20/13	1,018
Deutsche Bank AG	USD	10,675	GBP	6,616	03/20/13	(185)
Deutsche Bank AG	USD	2,038	HKD	15,789	03/20/13	(1)
Deutsche Bank AG	USD	3,474	JPY	302,696	03/21/13	(163)
Deutsche Bank AG	USD	9,819	JPY	813,034	03/21/13	(925)
Deutsche Bank AG	USD	1,045	SGD	1,290	02/01/13	(3)
Deutsche Bank AG	USD	11	SGD	14	03/20/13	—
Deutsche Bank AG	CHF	37	USD	40	02/01/13	—
Deutsche Bank AG	GBP	270	USD	426	02/01/13	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	53

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	JPY	36,292	USD	443	03/21/13	46
Deutsche Bank AG	JPY	63,293	USD	769	03/21/13	76
Deutsche Bank AG	JPY	169,919	USD	2,027	03/21/13	169
Deutsche Bank AG	JPY	1,702,311	USD	18,659	03/21/13	43
HSBC Bank PLC	AUD	600	USD	628	03/20/13	5
HSBC Bank PLC	CAD	900	USD	905	03/20/13	4
HSBC Bank PLC	EUR	2,500	USD	3,330	03/20/13	(65)
HSBC Bank PLC	GBP	900	USD	1,424	03/20/13	(3)
HSBC Bank PLC	HKD	3,000	USD	387	03/20/13	—
HSBC Bank PLC	JPY	115,000	USD	1,281	03/21/13	23
JPMorgan Chase Bank	USD	4,533	AUD	4,300	03/20/13	(64)
JPMorgan Chase Bank	USD	4,629	AUD	4,418	03/20/13	(37)
JPMorgan Chase Bank	USD	5,882	CAD	5,800	03/20/13	(73)
JPMorgan Chase Bank	USD	6,219	CAD	6,142	03/20/13	(67)
JPMorgan Chase Bank	USD	8,678	CHF	7,950	03/20/13	62
JPMorgan Chase Bank	USD	16,076	CHF	14,662	03/20/13	35
JPMorgan Chase Bank	USD	2,993	EUR	2,310	03/20/13	144
JPMorgan Chase Bank	USD	8,527	EUR	6,470	03/20/13	260
JPMorgan Chase Bank	USD	16,065	EUR	12,276	03/20/13	608
JPMorgan Chase Bank	USD	24,951	EUR	18,800	03/20/13	582
JPMorgan Chase Bank	USD	25,028	EUR	19,172	03/20/13	1,011
JPMorgan Chase Bank	USD	4,921	GBP	3,062	03/20/13	(65)
JPMorgan Chase Bank	USD	10,020	GBP	6,200	03/20/13	(190)
JPMorgan Chase Bank	USD	10,678	GBP	6,616	03/20/13	(188)
JPMorgan Chase Bank	USD	2,038	HKD	15,789	03/20/13	(1)
JPMorgan Chase Bank	USD	2,258	HKD	17,500	03/20/13	(1)
JPMorgan Chase Bank	USD	40	ILS	149	03/20/13	1
JPMorgan Chase Bank	USD	107	ILS	410	03/20/13	4
JPMorgan Chase Bank	USD	9,478	JPY	835,000	03/21/13	(344)
JPMorgan Chase Bank	USD	9,820	JPY	813,034	03/21/13	(926)
JPMorgan Chase Bank	USD	8,808	SEK	58,425	03/20/13	373
JPMorgan Chase Bank	AUD	1,000	USD	1,048	03/20/13	8
JPMorgan Chase Bank	CAD	1,500	USD	1,521	03/20/13	18
JPMorgan Chase Bank	CAD	1,579	USD	1,595	03/20/13	12
JPMorgan Chase Bank	CHF	2,143	USD	2,296	03/20/13	(59)
JPMorgan Chase Bank	CHF	3,537	USD	3,831	03/20/13	(58)
JPMorgan Chase Bank	EUR	1,334	USD	1,764	03/20/13	(47)
JPMorgan Chase Bank	EUR	3,000	USD	3,952	03/20/13	(123)
JPMorgan Chase Bank	EUR	4,000	USD	5,233	03/20/13	(199)
JPMorgan Chase Bank	GBP	739	USD	1,201	03/20/13	28
JPMorgan Chase Bank	GBP	1,500	USD	2,421	03/20/13	43
JPMorgan Chase Bank	GBP	4,920	USD	7,969	03/20/13	168
JPMorgan Chase Bank	HKD	3,000	USD	387	03/20/13	—
JPMorgan Chase Bank	ILS	107	USD	28	03/20/13	(1)
JPMorgan Chase Bank	ILS	911	USD	240	03/20/13	(5)
JPMorgan Chase Bank	JPY	120,000	USD	1,439	03/21/13	126
JPMorgan Chase Bank	JPY	150,000	USD	1,804	03/21/13	164
JPMorgan Chase Bank	JPY	200,000	USD	2,263	03/21/13	75
JPMorgan Chase Bank	NOK	47,160	USD	8,424	03/20/13	(209)
JPMorgan Chase Bank	NOK	62,866	USD	11,039	03/20/13	(469)
JPMorgan Chase Bank	NOK	67,629	USD	11,965	03/20/13	(393)
JPMorgan Chase Bank	SEK	49,513	USD	7,381	03/20/13	(407)
Morgan Stanley	USD	61	AUD	59	02/01/13	1

See accompanying notes which are an integral part of this quarterly report.

54	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley	USD	231	CAD	235	02/01/13	5
Morgan Stanley	USD	665	EUR	491	02/01/13	2
Morgan Stanley	USD	134	GBP	91	02/01/13	10
Morgan Stanley	USD	10	HKD	78	02/01/13	—
Morgan Stanley	JPY	10,125	USD	98	02/01/13	(13)
National Australia Bank	USD	9,379	AUD	8,989	03/20/13	(36)
Royal Bank of Canada	USD	316	CHF	291	03/20/13	4
Royal Bank of Canada	USD	10,940	CHF	10,063	03/20/13	123
Royal Bank of Canada	USD	4,075	EUR	3,051	03/20/13	69
Royal Bank of Canada	USD	4,639	EUR	3,470	03/20/13	73
Royal Bank of Canada	USD	9,468	EUR	7,203	03/20/13	314
Royal Bank of Canada	USD	19,158	EUR	14,250	03/20/13	196
Royal Bank of Canada	USD	2,700	GBP	1,719	03/20/13	26
Royal Bank of Canada	USD	25	ILS	95	03/20/13	—
Royal Bank of Canada	USD	28	ILS	106	03/20/13	—
Royal Bank of Canada	USD	86	ILS	327	03/20/13	1
Royal Bank of Canada	USD	5,785	NOK	32,483	03/20/13	151
Royal Bank of Canada	USD	9,605	NOK	53,609	03/20/13	191
Royal Bank of Canada	USD	9,907	NOK	54,797	03/20/13	106
Royal Bank of Canada	USD	54	SEK	354	03/20/13	2
Royal Bank of Canada	USD	637	SEK	4,150	03/20/13	15
Royal Bank of Canada	CAD	2,853	USD	2,891	03/20/13	33
Royal Bank of Canada	CAD	8,969	USD	8,905	03/20/13	(78)
Royal Bank of Canada	CAD	11,630	USD	11,766	03/20/13	118
Royal Bank of Canada	CHF	11,562	USD	12,422	03/20/13	(283)
Royal Bank of Canada	EUR	4,489	USD	5,843	03/20/13	(254)
Royal Bank of Canada	EUR	6,268	USD	8,224	03/20/13	(289)
Royal Bank of Canada	GBP	2,659	USD	4,268	03/20/13	52
Royal Bank of Canada	GBP	4,843	USD	7,782	03/20/13	103
Royal Bank of Canada	GBP	13,653	USD	21,631	03/20/13	(23)
Royal Bank of Canada	GBP	16,997	USD	27,566	03/20/13	615
Royal Bank of Canada	ILS	179	USD	48	03/20/13	—
Royal Bank of Canada	ILS	221	USD	59	03/20/13	—
Royal Bank of Canada	ILS	226	USD	60	03/20/13	(1)
Royal Bank of Canada	SEK	19,782	USD	3,073	03/20/13	(35)
Royal Bank of Canada	SEK	40,790	USD	6,308	03/20/13	(101)
Royal Bank of Canada	SGD	9	USD	7	03/20/13	—
Royal Bank of Scotland PLC	USD	6,760	JPY	590,526	03/21/13	(300)
Royal Bank of Scotland PLC	USD	87,789	NOK	495,740	03/20/13	2,796
Royal Bank of Scotland PLC	USD	87	SGD	108	03/20/13	—
Royal Bank of Scotland PLC	AUD	1,500	USD	1,546	03/20/13	(13)
Royal Bank of Scotland PLC	CAD	1,500	USD	1,506	03/20/13	4
Royal Bank of Scotland PLC	EUR	2,000	USD	2,646	03/20/13	(70)
Royal Bank of Scotland PLC	GBP	2,000	USD	3,226	03/20/13	55
Royal Bank of Scotland PLC	HKD	5,000	USD	645	03/20/13	—
Royal Bank of Scotland PLC	JPY	80,000	USD	935	03/21/13	60
State Street Bank & Trust Co.	USD	6,862	AUD	6,558	02/01/13	(23)
State Street Bank & Trust Co.	USD	20,743	AUD	19,922	02/04/13	31
State Street Bank & Trust Co.	USD	208	AUD	200	03/20/13	—
State Street Bank & Trust Co.	USD	527	AUD	500	03/20/13	(7)
State Street Bank & Trust Co.	USD	1,258	AUD	1,200	03/20/13	(10)
State Street Bank & Trust Co.	USD	3,364	AUD	3,200	03/20/13	(38)
State Street Bank & Trust Co.	USD	13,912	AUD	13,243	03/20/13	(148)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	391	CAD	392	02/01/13	2
State Street Bank & Trust Co.	USD	4,423	CAD	4,433	02/01/13	21
State Street Bank & Trust Co.	USD	4,425	CAD	4,433	02/04/13	19
State Street Bank & Trust Co.	USD	441	CAD	440	03/20/13	—
State Street Bank & Trust Co.	USD	710	CAD	700	03/20/13	(9)
State Street Bank & Trust Co.	USD	1,249	CAD	1,233	03/20/13	(14)
State Street Bank & Trust Co.	USD	2,029	CAD	2,000	03/20/13	(26)
State Street Bank & Trust Co.	USD	4,262	CAD	4,200	03/20/13	(55)
State Street Bank & Trust Co.	USD	15,718	CHF	14,491	02/01/13	205
State Street Bank & Trust Co.	USD	16,644	CHF	15,162	02/04/13	16
State Street Bank & Trust Co.	USD	1,030	CHF	958	03/20/13	23
State Street Bank & Trust Co.	USD	2,819	DKK	15,592	02/01/13	19
State Street Bank & Trust Co.	USD	78	DKK	441	03/20/13	2
State Street Bank & Trust Co.	USD	209	DKK	1,151	03/20/13	—
State Street Bank & Trust Co.	USD	562	DKK	3,149	03/20/13	12
State Street Bank & Trust Co.	USD	1,389	EUR	1,030	02/01/13	9
State Street Bank & Trust Co.	USD	373	EUR	275	02/04/13	—
State Street Bank & Trust Co.	USD	532	EUR	392	02/04/13	—
State Street Bank & Trust Co.	USD	4,069	EUR	2,999	02/04/13	3
State Street Bank & Trust Co.	USD	306	EUR	225	02/05/13	—
State Street Bank & Trust Co.	USD	1,283	EUR	945	02/05/13	—
State Street Bank & Trust Co.	USD	88	EUR	66	03/20/13	1
State Street Bank & Trust Co.	USD	662	EUR	500	03/20/13	17
State Street Bank & Trust Co.	USD	1,084	EUR	799	03/20/13	1
State Street Bank & Trust Co.	USD	2,652	EUR	2,000	03/20/13	64
State Street Bank & Trust Co.	USD	5,631	EUR	4,233	03/20/13	118
State Street Bank & Trust Co.	USD	6,219	EUR	4,610	03/20/13	42
State Street Bank & Trust Co.	USD	8,673	EUR	6,500	03/20/13	155
State Street Bank & Trust Co.	USD	16,650	EUR	12,500	03/20/13	327
State Street Bank & Trust Co.	USD	397	GBP	252	02/01/13	3
State Street Bank & Trust Co.	USD	1,222	GBP	776	02/01/13	8
State Street Bank & Trust Co.	USD	10,314	GBP	6,545	02/01/13	67
State Street Bank & Trust Co.	USD	362	GBP	229	02/04/13	1
State Street Bank & Trust Co.	USD	13,755	GBP	8,710	02/04/13	59
State Street Bank & Trust Co.	USD	147	GBP	93	02/05/13	—
State Street Bank & Trust Co.	USD	173	GBP	109	02/05/13	—
State Street Bank & Trust Co.	USD	325	GBP	200	03/20/13	(8)
State Street Bank & Trust Co.	USD	1,292	GBP	800	03/20/13	(23)
State Street Bank & Trust Co.	USD	3,223	GBP	2,000	03/20/13	(52)
State Street Bank & Trust Co.	USD	7,390	GBP	4,600	03/20/13	(96)
State Street Bank & Trust Co.	USD	9,368	GBP	5,859	03/20/13	(78)
State Street Bank & Trust Co.	USD	28	HKD	216	03/20/13	—
State Street Bank & Trust Co.	USD	106	HKD	822	03/20/13	—
State Street Bank & Trust Co.	USD	108	HKD	836	03/20/13	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/20/13	—
State Street Bank & Trust Co.	USD	178	HKD	1,376	03/20/13	—
State Street Bank & Trust Co.	USD	337	HKD	2,612	03/20/13	—
State Street Bank & Trust Co.	USD	774	HKD	6,000	03/20/13	—
State Street Bank & Trust Co.	USD	1,290	HKD	10,000	03/20/13	(1)
State Street Bank & Trust Co.	USD	41,505	HKD	11,668	03/20/13	(1)
State Street Bank & Trust Co.	USD	2,222	HKD	17,232	03/20/13	1
State Street Bank & Trust Co.	USD	4,194	HKD	32,532	03/20/13	1
State Street Bank & Trust Co.	USD	266	ILS	994	03/20/13	1

See accompanying notes which are an integral part of this quarterly report.

56	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	142	JPY	12,885	02/01/13	(1)
State Street Bank & Trust Co.	USD	1,503	JPY	136,912	02/04/13	(6)
State Street Bank & Trust Co.	USD	195	JPY	17,857	02/05/13	—
State Street Bank & Trust Co.	USD	1,130	JPY	100,000	03/21/13	(36)
State Street Bank & Trust Co.	USD	3,364	JPY	300,000	03/21/13	(83)
State Street Bank & Trust Co.	USD	6,756	JPY	600,000	03/21/13	(193)
State Street Bank & Trust Co.	USD	7,235	JPY	639,927	03/21/13	(235)
State Street Bank & Trust Co.	USD	12,920	JPY	1,171,625	03/21/13	(104)
State Street Bank & Trust Co.	USD	15,867	NOK	88,573	03/20/13	317
State Street Bank & Trust Co.	USD	887	SEK	5,648	02/01/13	2
State Street Bank & Trust Co.	USD	976	SEK	6,198	02/04/13	(1)
State Street Bank & Trust Co.	USD	1,211	SGD	1,495	02/01/13	(3)
State Street Bank & Trust Co.	USD	1,250	SGD	1,545	02/04/13	(2)
State Street Bank & Trust Co.	USD	2,103	SGD	2,603	02/05/13	—
State Street Bank & Trust Co.	USD	10	SGD	12	03/20/13	—
State Street Bank & Trust Co.	USD	101	SGD	123	03/20/13	(1)
State Street Bank & Trust Co.	USD	807	SGD	988	03/20/13	(9)
State Street Bank & Trust Co.	AUD	200	USD	209	03/20/13	1
State Street Bank & Trust Co.	AUD	200	USD	210	03/20/13	2
State Street Bank & Trust Co.	AUD	200	USD	208	03/20/13	1
State Street Bank & Trust Co.	AUD	300	USD	310	03/20/13	(2)
State Street Bank & Trust Co.	AUD	300	USD	313	03/20/13	1
State Street Bank & Trust Co.	AUD	400	USD	413	03/20/13	(3)
State Street Bank & Trust Co.	AUD	400	USD	420	03/20/13	4
State Street Bank & Trust Co.	AUD	600	USD	626	03/20/13	2
State Street Bank & Trust Co.	AUD	600	USD	625	03/20/13	1
State Street Bank & Trust Co.	AUD	800	USD	828	03/20/13	(4)
State Street Bank & Trust Co.	AUD	900	USD	940	03/20/13	4
State Street Bank & Trust Co.	AUD	1,000	USD	1,052	03/20/13	13
State Street Bank & Trust Co.	AUD	6,558	USD	6,838	03/20/13	22
State Street Bank & Trust Co.	AUD	19,922	USD	20,674	03/20/13	(32)
State Street Bank & Trust Co.	CAD	440	USD	441	02/04/13	—
State Street Bank & Trust Co.	CAD	200	USD	202	03/20/13	2
State Street Bank & Trust Co.	CAD	200	USD	203	03/20/13	2
State Street Bank & Trust Co.	CAD	400	USD	398	03/20/13	(2)
State Street Bank & Trust Co.	CAD	400	USD	405	03/20/13	4
State Street Bank & Trust Co.	CAD	500	USD	506	03/20/13	5
State Street Bank & Trust Co.	CAD	500	USD	502	03/20/13	1
State Street Bank & Trust Co.	CAD	700	USD	703	03/20/13	2
State Street Bank & Trust Co.	CAD	800	USD	808	03/20/13	7
State Street Bank & Trust Co.	CAD	800	USD	809	03/20/13	8
State Street Bank & Trust Co.	CAD	1,200	USD	1,206	03/20/13	4
State Street Bank & Trust Co.	CAD	1,300	USD	1,317	03/20/13	15
State Street Bank & Trust Co.	CAD	1,400	USD	1,418	03/20/13	15
State Street Bank & Trust Co.	CAD	4,433	USD	4,419	03/20/13	(21)
State Street Bank & Trust Co.	CAD	4,825	USD	4,812	03/20/13	(21)
State Street Bank & Trust Co.	CHF	37	USD	41	02/04/13	—
State Street Bank & Trust Co.	CHF	37	USD	41	02/05/13	—
State Street Bank & Trust Co.	CHF	13,598	USD	14,756	03/20/13	(193)
State Street Bank & Trust Co.	CHF	14,428	USD	15,846	03/20/13	(16)
State Street Bank & Trust Co.	DKK	1,151	USD	209	02/04/13	—
State Street Bank & Trust Co.	DKK	41	USD	7	03/20/13	—
State Street Bank & Trust Co.	DKK	109	USD	19	03/20/13	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	57

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	DKK	192	USD	34	03/20/13	(1)
State Street Bank & Trust Co.	DKK	227	USD	41	03/20/13	—
State Street Bank & Trust Co.	DKK	269	USD	47	03/20/13	(2)
State Street Bank & Trust Co.	DKK	512	USD	92	03/20/13	(2)
State Street Bank & Trust Co.	DKK	523	USD	93	03/20/13	(2)
State Street Bank & Trust Co.	DKK	15,592	USD	2,820	03/20/13	(18)
State Street Bank & Trust Co.	EUR	61	USD	82	02/01/13	—
State Street Bank & Trust Co.	EUR	258	USD	348	02/01/13	(2)
State Street Bank & Trust Co.	EUR	4,496	USD	6,099	02/01/13	(5)
State Street Bank & Trust Co.	EUR	555	USD	754	02/04/13	—
State Street Bank & Trust Co.	EUR	585	USD	794	02/04/13	—
State Street Bank & Trust Co.	EUR	988	USD	1,341	02/04/13	(1)
State Street Bank & Trust Co.	EUR	50	USD	66	03/20/13	(1)
State Street Bank & Trust Co.	EUR	200	USD	265	03/20/13	(7)
State Street Bank & Trust Co.	EUR	600	USD	794	03/20/13	(21)
State Street Bank & Trust Co.	EUR	600	USD	803	03/20/13	(12)
State Street Bank & Trust Co.	EUR	600	USD	802	03/20/13	(12)
State Street Bank & Trust Co.	EUR	800	USD	1,060	03/20/13	(26)
State Street Bank & Trust Co.	EUR	1,100	USD	1,455	03/20/13	(39)
State Street Bank & Trust Co.	EUR	1,700	USD	2,241	03/20/13	(67)
State Street Bank & Trust Co.	EUR	2,000	USD	2,637	03/20/13	(79)
State Street Bank & Trust Co.	EUR	2,000	USD	2,651	03/20/13	(65)
State Street Bank & Trust Co.	EUR	2,000	USD	2,618	03/20/13	(99)
State Street Bank & Trust Co.	EUR	3,400	USD	4,486	03/20/13	(132)
State Street Bank & Trust Co.	EUR	3,500	USD	4,572	03/20/13	(182)
State Street Bank & Trust Co.	EUR	3,800	USD	5,050	03/20/13	(111)
State Street Bank & Trust Co.	EUR	4,500	USD	5,944	03/20/13	(168)
State Street Bank & Trust Co.	GBP	97	USD	154	02/04/13	(1)
State Street Bank & Trust Co.	GBP	127	USD	201	02/04/13	(1)
State Street Bank & Trust Co.	GBP	335	USD	531	02/05/13	—
State Street Bank & Trust Co.	GBP	1,044	USD	1,656	02/05/13	—
State Street Bank & Trust Co.	GBP	300	USD	487	03/20/13	12
State Street Bank & Trust Co.	GBP	300	USD	480	03/20/13	4
State Street Bank & Trust Co.	GBP	300	USD	474	03/20/13	(2)
State Street Bank & Trust Co.	GBP	400	USD	651	03/20/13	17
State Street Bank & Trust Co.	GBP	500	USD	808	03/20/13	15
State Street Bank & Trust Co.	GBP	600	USD	975	03/20/13	23
State Street Bank & Trust Co.	GBP	700	USD	1,131	03/20/13	21
State Street Bank & Trust Co.	GBP	800	USD	1,286	03/20/13	17
State Street Bank & Trust Co.	GBP	900	USD	1,449	03/20/13	22
State Street Bank & Trust Co.	GBP	1,200	USD	1,939	03/20/13	36
State Street Bank & Trust Co.	GBP	1,200	USD	1,950	03/20/13	47
State Street Bank & Trust Co.	GBP	1,400	USD	2,239	03/20/13	19
State Street Bank & Trust Co.	GBP	6,651	USD	10,478	03/20/13	(68)
State Street Bank & Trust Co.	GBP	8,618	USD	13,606	03/20/13	(59)
State Street Bank & Trust Co.	HKD	1,597	USD	206	02/01/13	—
State Street Bank & Trust Co.	HKD	1,744	USD	225	02/01/13	—
State Street Bank & Trust Co.	HKD	32,532	USD	4,193	02/01/13	(1)
State Street Bank & Trust Co.	HKD	2,189	USD	282	02/04/13	—
State Street Bank & Trust Co.	HKD	2,760	USD	356	02/04/13	—
State Street Bank & Trust Co.	HKD	254	USD	33	03/20/13	—
State Street Bank & Trust Co.	HKD	868	USD	112	03/20/13	—

See accompanying notes which are an integral part of this quarterly report.

58	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	HKD	930	USD	120	03/20/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—
State Street Bank & Trust Co.	HKD	1,500	USD	194	03/20/13	—
State Street Bank & Trust Co.	HKD	1,707	USD	220	03/20/13	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	03/20/13	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	03/20/13	—
State Street Bank & Trust Co.	HKD	2,155	USD	278	03/20/13	—
State Street Bank & Trust Co.	HKD	2,800	USD	361	03/20/13	—
State Street Bank & Trust Co.	HKD	3,000	USD	387	03/20/13	—
State Street Bank & Trust Co.	HKD	3,000	USD	387	03/20/13	—
State Street Bank & Trust Co.	HKD	3,400	USD	439	03/20/13	—
State Street Bank & Trust Co.	HKD	4,000	USD	516	03/20/13	—
State Street Bank & Trust Co.	JPY	1,171,625	USD	12,916	02/01/13	104
State Street Bank & Trust Co.	JPY	26,186	USD	287	02/05/13	1
State Street Bank & Trust Co.	JPY	77,245	USD	847	02/05/13	3
State Street Bank & Trust Co.	JPY	20,000	USD	223	03/21/13	4
State Street Bank & Trust Co.	JPY	30,000	USD	356	03/21/13	27
State Street Bank & Trust Co.	JPY	30,000	USD	357	03/21/13	28
State Street Bank & Trust Co.	JPY	50,000	USD	582	03/21/13	35
State Street Bank & Trust Co.	JPY	60,000	USD	664	03/21/13	8
State Street Bank & Trust Co.	JPY	100,000	USD	1,188	03/21/13	94
State Street Bank & Trust Co.	JPY	120,000	USD	1,362	03/21/13	50
State Street Bank & Trust Co.	JPY	120,000	USD	1,376	03/21/13	64
State Street Bank & Trust Co.	JPY	170,000	USD	1,948	03/21/13	88
State Street Bank & Trust Co.	JPY	170,000	USD	2,021	03/21/13	162
State Street Bank & Trust Co.	JPY	215,000	USD	2,480	03/21/13	128
State Street Bank & Trust Co.	SEK	5,648	USD	886	03/20/13	(2)
State Street Bank & Trust Co.	SEK	6,198	USD	975	03/20/13	1
State Street Bank & Trust Co.	SEK	30,037	USD	4,611	03/20/13	(109)
State Street Bank & Trust Co.	SGD	1,495	USD	1,211	03/20/13	3
State Street Bank & Trust Co.	SGD	1,545	USD	1,250	03/20/13	2
State Street Bank & Trust Co.	ZAR	5,734	USD	639	02/01/13	(2)
State Street Bank & Trust Co.	ZAR	5,487	USD	602	02/04/13	(12)
State Street Bank & Trust Co.	ZAR	3,312	USD	367	02/05/13	(4)
UBS AG	USD	18,195	JPY	1,630,645	03/21/13	(363)
UBS AG	USD	20	SGD	24	03/20/13	—
UBS AG	AUD	1,534	USD	1,586	03/20/13	(9)
UBS AG	JPY	250,582	USD	2,976	03/21/13	236
UBS AG	JPY	6,809,869	USD	83,245	03/21/13	8,753
Westpac Banking Corp.	USD	2,425	AUD	2,314	03/20/13	(20)
Westpac Banking Corp.	USD	4,292	AUD	4,129	03/20/13	(1)
Westpac Banking Corp.	USD	4,628	AUD	4,418	03/20/13	(36)
Westpac Banking Corp.	USD	4,775	AUD	4,564	03/20/13	(31)
Westpac Banking Corp.	USD	6,727	AUD	6,424	03/20/13	(28)
Westpac Banking Corp.	USD	16,959	AUD	16,132	03/20/13	(192)
Westpac Banking Corp.	USD	6,219	CAD	6,142	03/20/13	(67)
Westpac Banking Corp.	USD	15,158	CAD	15,088	03/20/13	(46)
Westpac Banking Corp.	USD	25,019	EUR	19,172	03/20/13	1,020
Westpac Banking Corp.	USD	10,675	GBP	6,616	03/20/13	(185)
Westpac Banking Corp.	USD	1,448	HKD	11,220	03/20/13	(1)
Westpac Banking Corp.	USD	2,038	HKD	15,789	03/20/13	(2)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	59

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Westpac Banking Corp.	USD	9,821	JPY	813,034	03/21/13	(928)
Westpac Banking Corp.	USD	42	SGD	51	03/20/13	—
Westpac Banking Corp.	AUD	6,091	USD	6,330	03/20/13	(1)
Westpac Banking Corp.	NZD	3,836	USD	3,127	03/20/13	(83)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						10,620

See accompanying notes which are an integral part of this quarterly report.

60	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$112,526	$—	$—	$112,526
Austria	20,109	—	—	20,109
Belgium	38,478	—	—	38,478
Bermuda	61,299	—	—	61,299
Brazil	58,313	—	—	58,313
Canada	175,655	—	4	175,659
Cayman Islands	22,968	—	703	23,671
Chile	9,242	—	—	9,242
China	22,276	—	—	22,276
Curacao	133	—	—	133
Czech Republic	4,721	—	—	4,721
Denmark	84,705	—	—	84,705
Finland	9,915	—	—	9,915
France	385,579	—	—	385,579
Germany	278,206	—	585	278,791
Hong Kong	64,446	—	—	64,446
India	19,769	—	—	19,769
Indonesia	12,628	—	—	12,628
Ireland	18,307	—	—	18,307
Israel	25,615	—	—	25,615
Italy	93,460	—	—	93,460
Japan	579,211	—	—	579,211
Jersey	83,571	—	—	83,571
Luxembourg	4,994	—	—	4,994
Mauritius	380	—	—	380
Mexico	20,920	—	—	20,920
Netherlands	246,105	—	—	246,105
New Zealand	653	—	—	653
Norway	63,154	—	—	63,154
Philippines	4,174	—	—	4,174
Portugal	6,000	—	—	6,000
Russia	40,119	—	—	40,119
Singapore	53,447	—	—	53,447
South Africa	29,032	—	—	29,032
South Korea	60,649	—	—	60,649
Spain	95,914	—	—	95,914
Sweden	49,338	—	—	49,338
Switzerland	377,229	—	—	377,229
Taiwan	36,504	—	—	36,504
Thailand	1,176	—	—	1,176
Turkey	6,475	—	—	6,475
United Kingdom	810,517	—	—	810,517
United States	47,635	—	—	47,635
Virgin Islands, British	4,153	—	—	4,153
Preferred Stocks	15,844	—	—	15,844
Warrants & Rights	12,705	242	—	12,947
Short-Term Investments	—	346,033	—	346,033
Other Securities	—	204,034	—	204,034

Total Investments	4,168,249	550,309	1,292	4,719,850

Other Financial Instruments
Futures Contracts	9,213	—	—	9,213
Foreign Currency Exchange Contracts	(758)	11,378	—	10,620

Total Other Financial Instruments*	$8,455	$11,378	$—	$19,833

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	61

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings, continued — January 31, 2013 (Unaudited)

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

62	Russell International Developed Markets Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 93.5%
Australia - 0.4%
Australia & New Zealand Banking Group, Ltd. - ADR	30,894	856
BHP Billiton, Ltd. - ADR	40,205	1,571
Commonwealth Bank of Australia - ADR	19,338	1,300
CSL, Ltd.	6,242	358
National Australia Bank, Ltd. - ADR	12,786	365
Newcrest Mining, Ltd.	229,600	5,603
Shopping Centres Australasia Property Group (Æ)(ö)	8,920	15
Telstra Corp., Ltd.	53,597	257
Wesfarmers, Ltd.	12,433	487
Westfield Group(ö)	19,987	233
Westpac Banking Corp.	32,336	946
Woodside Petroleum, Ltd.	7,808	289
Woolworths, Ltd.	15,202	495

		12,775

Belgium - 0.4%
Anheuser-Busch InBev NV	54,856	4,759
Delhaize Group SA	68,021	3,225
Solvay SA	28,296	4,449

		12,433

Bermuda - 0.6%
China Hongxing Sports, Ltd. (Æ)	6,320,000	37
Energy XXI Bermuda, Ltd.	93,900	2,941
Lazard, Ltd. Class A	225,600	7,817
Norwegian Cruise Line Holdings, Ltd. (Æ)	53,900	1,421
Stolt-Nielsen, Ltd. Class A	279,752	5,966

		18,182

Brazil - 0.6%
Arezzo Industria e Comercio SA (Æ)	168,300	3,169
BR Malls Participacoes SA	329,100	4,261
Centrais Eletricas Brasileiras SA - ADR (Æ)	478,140	3,022
Itau Unibanco Holding SA - ADR	164,600	2,836
Raia Drogasil SA (Æ)	438,100	4,895

		18,183

Canada - 2.4%
Bank of Montreal	7,946	502
Bank of Nova Scotia	14,214	836
Bankers Petroleum, Ltd. (Æ)	835,000	2,570
Barrick Gold Corp.	271,500	8,666
BCE, Inc.	4,438	197
Cameco Corp. Class A	567,100	12,221
Canadian Imperial Bank of Commerce (Þ)	2,552	213
Canadian National Railway Co. (Æ)(Þ)	268,160	25,652
Canadian National Railway Co.	5,419	520
Canadian Pacific Railway, Ltd.	2,100	242
Eastern Platinum, Ltd. (Æ)	2,907,500	568
Eldorado Gold Corp.	316,700	3,540
Enbridge, Inc.	56,380	2,479
Gabriel Resources, Ltd. (Æ)	529,000	1,363

	Principal Amount ($) or Shares	Fair Value $
Kinross Gold Corp.	130,000	1,070
Methanex Corp.	120,200	4,323
Niko Resources, Ltd.	43,900	458
NovaCopper, Inc. (Æ)	38,399	76
Novagold Resources, Inc. (Æ)	230,400	1,018
Rogers Communications, Inc. Class B	5,073	236
Royal Bank of Canada - GDR	18,007	1,122
Toronto-Dominion Bank (The)	11,324	946
TransCanada Corp.	8,693	412

		69,230

Cayman Islands - 0.4%
Baidu, Inc. - ADR (Æ)	37,700	4,083
Sina Corp. (Æ)	61,100	3,356
Want Want China Holdings, Ltd.	3,171,000	4,212

		11,651

China - 0.3%
Anhui Conch Cement Co., Ltd. Class H	1,083,000	4,252
China Petroleum & Chemical Corp. Class H	3,612,000	4,383

		8,635

Denmark - 0.0%
Novo Nordisk A/S Class B	5,045	928

Egypt - 0.1%
Oriental Weavers	526,864	1,799
Telecom Egypt Co. - ADR	874,182	1,888

		3,687

Finland - 0.3%
Kone OYJ Class B	52,323	4,316
YIT OYJ	196,745	4,328

		8,644

France - 8.0%
Air Liquide SA Class A	3,853	492
Areva SA (Æ)	76,683	1,537
BNP Paribas SA	483,859	30,359
Christian Dior SA	22,968	4,014
Cie Generale d’Optique Essilor International SA	2,571	262
Danone SA	494,095	34,242
Edenred	171,371	5,494
Electricite de France SA	425,000	8,163
Etablissements Maurel et Prom	230,524	4,260
France Telecom SA - ADR	28,072	319
Iliad SA	28,493	5,281
Imerys SA	62,589	4,137
Legrand SA - ADR	542,288	24,611
L’Oreal SA	2,797	415
LVMH Moet Hennessy Louis Vuitton SA - ADR	143,849	27,120
Pernod-Ricard SA	77,599	9,715
PPR SA (Ñ)	70,000	15,055
Publicis Groupe SA - ADR	198,700	13,019
Renault SA	113,087	6,820

Russell Global Equity Fund	63

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Sanofi - ADR	143,479	13,999
Schneider Electric SA	116,486	8,873
Total SA	179,334	9,723
Vivendi SA - ADR	14,424	309

		228,219

Germany - 4.7%
Adidas AG	2,573	239
Allianz SE	177,632	25,409
BASF SE	42,652	4,324
Bayer AG	8,085	798
Brenntag AG	55,357	7,888
Daimler AG	301,400	17,546
Deutsche Telekom AG	363,027	4,463
Fresenius Medical Care AG & Co. KGaA	2,526	178
Fresenius SE & Co. KGaA	33,811	4,116
Hannover Rueckversicherung AG	51,179	4,132
Infineon Technologies AG - ADR	872,107	7,869
Linde AG	180,117	32,869
Muenchener Rueckversicherungs AG	23,311	4,284
SAP AG - ADR	93,451	7,656
Symrise AG	111,820	3,956
Volkswagen AG	26,638	6,151
Wincor Nixdorf AG	82,063	4,287

		136,165

Hong Kong - 0.7%
AIA Group, Ltd.	2,355,000	9,368
Cathay Pacific Airways, Ltd.	3,199,700	6,213
CLP Holdings, Ltd.	21,500	183
Guangdong Investment, Ltd.	3,251,600	2,700
Sun Art Retail Group, Ltd.	1,305,500	1,899

		20,363

India - 0.5%
Container Corp. of India	148,559	2,611
Cummins India, Ltd.	183,845	1,693
Infosys, Ltd. - ADR	92,500	4,876
Maruti Suzuki India, Ltd.	148,467	4,415

		13,595

Indonesia - 0.0%
Medco Energi Internasional Tbk PT	6,964,500	1,123

Ireland - 1.6%
Accenture PLC Class A	540,279	38,841
CRH PLC	199,000	4,299
Smurfit Kappa Group PLC	183,349	2,545

		45,685

Israel - 0.2%
Teva Pharmaceutical Industries, Ltd. - ADR	105,200	3,996
Teva Pharmaceutical Industries, Ltd.	11,648	433

		4,429

	Principal Amount ($) or Shares	Fair Value $
Italy - 1.4%
Enel SpA	1,860,193	8,113
ENI SpA - ADR	24,887	625
ERG SpA	204,027	2,000
Fiat Industrial SpA Class A	1,238,100	15,945
Lottomatica Group SpA	173,016	4,276
Trevi Finanziaria Industriale SpA	729,246	5,208
UniCredit SpA (Æ)	642,403	4,148

		40,315

Japan - 4.4%
Asahi Group Holdings, Ltd.	188,200	3,991
Astellas Pharma, Inc.	5,200	265
Bridgestone Corp.	7,200	188
Canon, Inc.	452,549	16,653
Daiwa Securities Group, Inc.	4,009,000	23,279
East Japan Railway Co.	3,900	264
FANUC Corp.	26,200	4,083
Futaba Corp.	178,400	1,894
Honda Motor Co., Ltd.	539,500	20,678
Japan Tobacco, Inc.	7,600	237
Kao Corp.	6,200	178
KDDI Corp.	60,100	4,469
Kurita Water Industries, Ltd.	72,800	1,430
Kyocera Corp.	2,100	190
Makita Corp.	77,700	3,785
MEIJI Holdings Co., Ltd.	91,600	4,057
Nichirei Corp.	702,000	3,485
Nippon Telegraph & Telephone Corp.	5,400	226
NTT DOCOMO, Inc.	168	255
Organo Corp.	138,000	752
Rohm Co., Ltd.	329,100	10,941
Sanshin Electronics Co., Ltd.	215,900	1,464
Seven & I Holdings Co., Ltd.	9,500	289
Shin-Etsu Chemical Co., Ltd.	4,300	263
Showa Denko KK	2,640,000	4,042
Takeda Pharmaceutical Co., Ltd.	8,700	447
Toyota Motor Corp.	342,300	16,339
Yamada Denki Co., Ltd.	61,970	2,385

		126,529

Jersey - 0.6%
Delphi Automotive PLC (Æ)	318,100	12,298
Polyus Gold International, Ltd. (Æ)	1,422,227	5,052

		17,350

Luxembourg - 0.1%
L’Occitane International SA	985,250	2,960

Mexico - 0.3%
Grupo Financiero Banorte SAB de CV Class O	569,600	3,928
Wal-Mart de Mexico SAB de CV	1,238,600	4,015

		7,943

64	Russell Global Equity Fund

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Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Netherlands - 2.3%
Akzo Nobel NV	445,825	30,503
ASML Holding NV Class G	2,711	204
Heineken NV	449,734	31,625
LyondellBasell Industries NV Class A	50,000	3,171
Unilever NV	19,368	784

		66,287

Norway - 0.2%
DNB ASA	306,598	4,288
Statoil ASA Class N	12,972	345

		4,633

Panama - 0.4%
Carnival Corp. (Ñ)	276,100	10,691

Russia - 0.8%
Federal Hydrogenerating Co. JSC - ADR	2,265,000	5,547
Gazprom OAO - ADR (Æ)	811,526	7,645
Gazprom OAO - ADR	80,031	756
Inter RAO UES (Æ)	1,740,000,000	1,428
Rosneft OAO - GDR	604,391	5,319
Rosneft Oil Co. - GDR	95,700	842

		21,537

Singapore - 0.2%
Oversea-Chinese Banking Corp., Ltd.	28,000	221
SembCorp Industries, Ltd.	113,889	3,827
Singapore Telecommunications, Ltd.	89,000	252
United Overseas Bank, Ltd.	14,000	213

		4,513

South Africa - 0.6%
AngloGold Ashanti, Ltd. - ADR	119,100	3,337
Impala Platinum Holdings, Ltd.	220,804	4,009
Sasol, Ltd. - ADR	92,393	4,000
Shoprite Holdings, Ltd. - ADR	253,430	4,774
Village Main Reef, Ltd.	3,604,436	508

		16,628

South Korea - 1.4%
BS Financial Group, Inc.	212,380	2,809
Hyundai Heavy Industries Co., Ltd.	18,907	3,733
Hyundai Motor Co.	22,171	4,174
Samsung Electronics Co., Ltd.	19,339	25,716
Shinhan Financial Group Co., Ltd.	74,510	2,802

		39,234

Spain - 0.4%
Banco Santander SA - ADR (Þ)	942,569	7,908
Inditex SA	2,742	384
Repsol SA - ADR	134,677	3,007
Telefonica SA - ADR	43,164	626

		11,925

	Principal Amount ($) or Shares	Fair Value $
Sweden - 0.7%
Assa Abloy AB Class B	85,160	3,188
Hennes & Mauritz AB Class B	11,635	429
Hexagon AB Class B	103,521	2,781
Investor AB Class B	152,242	4,324
Svenska Handelsbanken AB Class A	107,729	4,405
Telefonaktiebolaget LM Ericsson Class B	474,149	5,519
TeliaSonera AB	27,121	196

		20,842

Switzerland - 8.0%
ABB, Ltd. (Æ)	28,312	607
ACE, Ltd.	4,177	356
Adecco SA (Æ)	257,000	14,770
Cie Financiere Richemont SA	385,714	31,724
Credit Suisse Group AG (Æ)	1,085,790	32,095
Givaudan SA (Æ)	8,580	9,541
Holcim, Ltd. (Æ)	217,211	16,910
Julius Baer Group, Ltd. (Æ)	391,832	16,038
Kuehne & Nagel International AG	134,200	15,764
Nestle SA	719,366	50,511
Noble Corp.	215,600	8,732
Novartis AG	329,864	22,473
Roche Holding AG	8,735	1,933
Sonova Holding AG (Æ)	59,500	6,885
Syngenta AG	1,127	487
Zurich Insurance Group AG (Æ)	1,251	360

		229,186

Taiwan - 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,200,000	7,563

Thailand - 0.2%
Thai Oil PCL	1,778,500	4,398

Turkey - 0.3%
Turkiye Garanti Bankasi AS	850,985	4,268
Turkiye Halk Bankasi AS	424,127	4,196

		8,464

United Kingdom - 6.8%
Aberdeen Asset Management PLC	861,580	5,499
AstraZeneca PLC - ADR (Æ)	15,632	757
Aviva PLC	765,839	4,454
Barclays PLC	3,564,523	17,017
Barratt Developments PLC (Æ)	1,173,261	4,049
BBA Aviation PLC	358,802	1,263
Bellway PLC	234,987	4,137
BG Group PLC	42,021	746
BHP Billiton PLC - ADR	57,100	3,919
BP PLC	2,731,517	20,220
British American Tobacco PLC	24,408	1,271
Centrica PLC	59,537	331
Compass Group PLC	23,139	280

Russell Global Equity Fund	65

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Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Diageo PLC	993,890	29,587
Ensco PLC Class A	68,400	4,348
Experian PLC	12,401	213
GlaxoSmithKline PLC - ADR	328,858	7,539
HSBC Holdings PLC	45,241	514
Imperial Tobacco Group PLC	169,823	6,316
Marks & Spencer Group PLC	956,273	5,759
National Grid PLC	44,104	484
Pearson PLC	10,022	190
Persimmon PLC Class A	297,334	3,973
Reckitt Benckiser Group PLC	457,575	30,494
Rexam PLC	498,330	3,703
Rolls-Royce Holdings PLC (Æ)(Þ)	478,946	7,186
Royal Dutch Shell PLC Class A	45,965	1,630
Royal Dutch Shell PLC Class B	27,462	999
SABMiller PLC - ADR	11,583	579
Scottish & Southern Energy PLC	11,634	262
Shire PLC - ADR (Æ)	6,914	232
Standard Chartered PLC	405,955	10,800
Taylor Wimpey PLC	3,514,700	3,966
Tesco PLC	99,366	561
Tullow Oil PLC	195,307	3,525
Unilever PLC	15,870	646
Vodafone Group PLC - ADR (Æ)	2,403,597	6,561

		194,010

United States - 42.9%
3M Co.	199,359	20,046
Abbott Laboratories	19,587	664
AbbVie, Inc.	19,587	719
Aetna, Inc.	131,700	6,352
Air Products & Chemicals, Inc.	2,455	215
Alexion Pharmaceuticals, Inc. (Æ)	42,800	4,023
Allergan, Inc.	3,744	393
ALLETE, Inc.	94,200	4,346
Altria Group, Inc.	25,427	856
Amazon.com, Inc. (Æ)	37,900	10,062
American Electric Power Co., Inc.	4,876	221
American International Group, Inc. (Æ)	285,300	10,793
Amgen, Inc.	9,625	823
Apache Corp.	82,400	6,902
Apple, Inc.	20,929	9,529
Applied Materials, Inc.	1,161,400	14,994
Arch Coal, Inc.	486,500	3,464
Astoria Financial Corp.	414,300	4,035
AT&T, Inc.	57,400	1,997
Autoliv, Inc. (Ñ)	102,000	6,712
Automatic Data Processing, Inc.	6,033	358
Bank of America Corp.	977,700	11,068
Bank of New York Mellon Corp. (The)	870,570	23,645
Baxter International, Inc.	6,800	461
Becton Dickinson and Co.	2,489	209
Bed Bath & Beyond, Inc. (Æ)	2,850	167
Berkshire Hathaway, Inc. Class B (Æ)	22,153	2,147
Best Buy Co., Inc.	390,250	6,345
Biogen Idec, Inc. (Æ)	2,959	462
Boeing Co. (The)	271,100	20,026

	Principal Amount ($) or Shares	Fair Value $
Bristol-Myers Squibb Co.	21,118	763
Brookline Bancorp, Inc.	420,376	3,704
Brooks Automation, Inc.	467,577	4,377
CarMax, Inc. (Æ)	143,400	5,653
Carter’s, Inc. (Æ)	68,500	4,126
Celgene Corp. (Æ)	5,440	538
CenturyLink, Inc.	7,656	310
Charter Communications, Inc. Class A (Æ)(Ñ)	66,100	5,154
Chesapeake Energy Corp.	364,850	7,363
Chevron Corp.	24,519	2,823
Chubb Corp. (The)	55,124	4,427
Cigna Corp.	70,900	4,136
Cisco Systems, Inc.	56,497	1,162
Citigroup, Inc.	288,000	12,142
Coca-Cola Co. (The)	48,332	1,800
Cognizant Technology Solutions Corp. Class A (Æ)	96,800	7,568
Colgate-Palmolive Co.	5,902	634
ConocoPhillips	8,719	506
Consolidated Edison, Inc.	3,283	187
Corning, Inc.	844,300	10,132
Costco Wholesale Corp.	5,356	548
Crown Castle International Corp. (Æ)	145,200	10,239
Cummins, Inc.	35,700	4,099
CVS Caremark Corp.	16,017	820
Danaher Corp.	7,165	429
DIRECTV (Æ)	7,503	384
DP World, Ltd. (Æ)	366,869	4,813
Duke Energy Corp.	6,781	466
Ecolab, Inc.	3,199	232
Eli Lilly & Co.	12,671	680
EMC Corp. (Æ)	8,284	204
Emerson Electric Co.	5,349	306
Exelon Corp.	107,758	3,388
Exxon Mobil Corp.	58,199	5,236
Facebook, Inc. Class A (Æ)(Ñ)	179,400	5,556
Forest Laboratories, Inc. (Æ)	108,000	3,920
Franklin Resources, Inc.	114,200	15,632
Frontier Communications Corp.	897,400	4,101
GateHouse Media, Inc. Class A (Æ)	42,900	2,930
General Dynamics Corp.	243,212	16,125
General Electric Co.	280,100	6,241
General Mills, Inc.	7,982	335
Gilead Sciences, Inc. (Æ)	250,412	9,879
Goldman Sachs Group, Inc. (The)	47,600	7,038
Google, Inc. Class A (Æ)	9,471	7,157
Green Mountain Coffee Roasters, Inc. (Æ)(Ñ)	254,400	11,583
Hewlett-Packard Co.	263,800	4,355
HJ Heinz Co.	72,535	4,398
Home Depot, Inc.	19,058	1,275
Honeywell International, Inc. (Ñ)	429,020	29,276
Hospira, Inc. (Æ)	155,200	5,295
Hubbell, Inc. Class B (Æ)	31,700	2,886
Illinois Tool Works, Inc.	168,244	10,571
Independent Bank Corp.	70,992	2,200
Ingram Micro, Inc. Class A (Æ)	81,819	1,487

66	Russell Global Equity Fund

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Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Intel Corp. (Ñ)	1,872,826	39,404
International Bancshares Corp.	208,418	4,075
International Business Machines Corp. (Ñ)	80,549	16,357
Intuit, Inc.	3,611	225
Intuitive Surgical, Inc. (Æ)	363	208
IPG Photonics Corp. (Ñ)	62,300	4,079
JM Smucker Co. (The)	44,500	3,944
Johnson & Johnson	132,741	9,812
JPMorgan Chase & Co.	701,700	33,015
Juniper Networks, Inc. (Æ)	780,800	17,474
Kimberly-Clark Corp.	4,841	433
KLA-Tencor Corp.	96,900	5,321
Kraft Foods Group, Inc. (Æ)	6,878	318
LinkedIn Corp. Class A (Æ)	58,600	7,254
Lockheed Martin Corp.	3,213	279
Lorillard, Inc.	4,809	188
Lululemon Athletica, Inc. (Æ)(Ñ)	94,800	6,541
Manpower, Inc.	41,600	2,142
Marathon Oil Corp.	125,700	4,225
Marathon Petroleum Corp.	66,400	4,928
Marsh & McLennan Cos., Inc.	6,132	218
Mastercard, Inc. Class A (Ñ)	35,400	18,351
McDonald’s Corp.	12,654	1,206
McKesson Corp.	2,686	283
Medivation, Inc. (Æ)	51,000	2,772
Medtronic, Inc.	659,299	30,723
MercadoLibre, Inc. (Ñ)	47,700	4,217
Merck & Co., Inc.	340,770	14,738
MetLife, Inc.	299,900	11,198
Microsoft Corp.	818,364	22,480
Mondelez International, Inc. Class A	20,685	575
National Oilwell Varco, Inc.	127,100	9,423
Netflix, Inc. (Æ)	16,700	2,759
Newmont Mining Corp.	309,000	13,275
NextEra Energy, Inc.	61,308	4,417
Nike, Inc. Class B	132,332	7,153
Northrop Grumman Corp.	2,735	178
Occidental Petroleum Corp.	78,336	6,915
Omnicom Group, Inc. (Ñ)	435,820	23,656
Oracle Corp.	787,625	27,969
PepsiCo, Inc.	19,467	1,418
Pfizer, Inc.	93,130	2,541
PG&E Corp.	5,191	221
Pharmacyclics, Inc. (Æ)(Ñ)	52,000	3,605
Philip Morris International, Inc.	19,757	1,742
Pioneer Natural Resources Co.	40,800	4,796
PPL Corp.	5,892	178
Praxair, Inc.	269,927	29,792
Precision Castparts Corp.	50,992	9,352
Procter & Gamble Co. (The)	34,079	2,561
Prudential Financial, Inc.	105,500	6,106
Public Service Enterprise Group, Inc.	6,211	194
Public Storage (ö)	1,574	242
QUALCOMM, Inc.	44,777	2,957
Quest Diagnostics, Inc.	69,300	4,016
Questcor Pharmaceuticals, Inc.	146,800	3,740
Range Resources Corp.	47,900	3,217
Raytheon Co.	4,101	216

	Principal Amount ($) or Shares	Fair Value $
Red Hat, Inc. (Æ)	70,700	3,928
Reynolds American, Inc.	4,039	178
Ross Stores, Inc.	2,775	166
SanDisk Corp. (Æ)	104,200	5,209
Sempra Energy	2,962	222
Southern Co.	9,061	401
Southwestern Energy Co. (Æ)	82,200	2,819
Spectra Energy Corp.	8,026	223
St. Jude Medical, Inc.	215,100	8,755
Starbucks Corp.	9,370	526
Starwood Hotels & Resorts Worldwide, Inc. (☐)	241,200	14,812
State Street Corp.	104,600	5,821
Stryker Corp.	3,806	238
SunTrust Banks, Inc.	261,100	7,407
Sysco Corp.	7,205	229
Target Corp.	8,170	494
Texas Instruments, Inc.	8,637	286
Thermo Fisher Scientific, Inc.	479,226	34,571
Tiffany & Co. (Ñ)	158,400	10,415
TJX Cos., Inc.	9,146	413
Travelers Cos., Inc. (The)	4,800	377
Union Pacific Corp.	5,437	715
United Continental Holdings, Inc. (Æ)	231,600	5,593
United Parcel Service, Inc. Class B	355,079	28,154
United Technologies Corp.	411,899	36,070
UnitedHealth Group, Inc.	192,698	10,639
Valero Energy Corp.	351,200	15,358
Verizon Communications, Inc.	110,716	4,828
Visa, Inc. Class A	277,580	43,833
Walgreen Co.	10,647	425
Wal-Mart Stores, Inc.	21,035	1,471
Walt Disney Co. (The)	662,596	35,701
Waste Management, Inc.	5,684	207
Waters Corp. (Æ)(Ñ)	244,490	22,388
Webster Financial Corp.	185,600	4,130
WellPoint, Inc.	238,500	15,460
Wells Fargo & Co.	487,500	16,980
Western Digital Corp.	118,000	5,546
Western Union Co. (The)	292,800	4,167
Workday, Inc. Class A (Æ)	5,000	267
Xerox Corp.	553,600	4,434
Xilinx, Inc.	110,600	4,036
Yum! Brands, Inc.	5,683	369

		1,231,506

Total Common Stocks (cost $2,324,055)		2,680,441

Investments in Other Funds - 0.0%
United States - 0.0%
Vanguard FTSE All-World ex-US ETF	2,500	117

Total Investments in Other Funds (cost $112)		117

Russell Global Equity Fund	67

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Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Preferred Stocks - 0.4%
Brazil - 0.2%
Investimentos Itau SA	1,069,722		5,415

Germany - 0.2%
Porsche Automobil Holding SE	79,608		6,929

United Kingdom - 0.0%
Rexam PLC (Æ)	553,700		395

Total Preferred Stocks (cost $12,556)			12,739

Warrants & Rights - 0.0%
Spain - 0.0%
Banco Santander SA - ADR (Æ) 2013 Rights	942,569		193

Total Warrants & Rights (cost $192)			193

Short-Term Investments - 5.7%
United States - 5.7%
Credit Suisse Group Capital V 4.000% due 03/29/13 (Þ)	3,087		5,611
Russell U.S. Cash Management Fund	157,353,331	(¥)	157,353

Total Short-Term Investments (cost $160,512)			162,964

Other Securities - 4.6%
Russell U.S. Cash Collateral Fund (×)	130,981,154	(¥)	130,981

Total Other Securities (cost $130,981)			130,981

Total Investments - 104.2% (identified cost $2,628,408)			2,987,435

Other Assets and Liabilities, Net - (4.2%)			(119,370)

Net Assets - 100.0%			2,868,065

See accompanying notes which are an integral part of this quarterly report.

68	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	50	AUD	6,056	03/13	245
CAC 40 Index Futures (France)	236	EUR	8,806	02/13	18
DAX Index Futures (Germany)	43	EUR	8,381	03/13	160
FTSE 100 Index Futures (UK)	139	GBP	8,701	03/13	505
Hang Seng Index Futures (Hong Kong)	17	HKD	20,210	02/13	4
OMX 30 Index Futures (Sweden)	128	SEK	14,950	02/13	59
S&P 500 E-Mini Index Futures (CME)	2,647	USD	197,638	03/13	8,524
S&P Midcap 400 E-Mini Index Futures (CME)	72	USD	7,857	03/13	371
S&P TSE 60 Index Futures (Canada)	54	CAD	7,846	03/13	109
TOPIX Index Futures (Japan)	130	JPY	1,218,750	03/13	1,196

Short Positions
EURO STOXX 50 Index Futures (EMU)	2,890	EUR	78,348	03/13	(3,311)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					7,880

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	69

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Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	USD	210	AUD	200	03/20/13	(2)
Citibank	USD	1,847	EUR	1,400	03/20/13	55
Citibank	USD	255	GBP	162	02/04/13	1
Citibank	USD	789	JPY	70,000	03/21/13	(24)
Citibank	USD	53	ZAR	481	02/06/13	1
Citibank	USD	381	ZAR	3,449	02/06/13	4
Citibank	AUD	100	USD	103	03/20/13	(1)
Citibank	CAD	200	USD	201	03/20/13	—
Citibank	EUR	1,000	USD	1,325	03/20/13	(33)
Citibank	GBP	200	USD	322	03/20/13	5
Citibank	HKD	500	USD	65	03/20/13	—
Citibank	JPY	30,000	USD	349	03/21/13	21
Citibank	SEK	500	USD	77	03/20/13	(2)
Commonwealth Bank of Australia	USD	1,039	AUD	991	03/20/13	(8)
Commonwealth Bank of Australia	USD	1,411	CAD	1,393	03/20/13	(16)
Commonwealth Bank of Australia	USD	5,200	EUR	3,984	03/20/13	211
Commonwealth Bank of Australia	USD	2,375	GBP	1,472	03/20/13	(42)
Commonwealth Bank of Australia	USD	463	HKD	3,584	03/20/13	—
Commonwealth Bank of Australia	USD	2,180	JPY	180,444	03/21/13	(206)
Commonwealth Bank of Australia	USD	384	SEK	2,552	03/20/13	17
Commonwealth Bank of Australia	EUR	25,402	USD	33,463	03/20/13	(1,037)
Deutsche Bank AG	USD	1,038	AUD	991	03/20/13	(8)
Deutsche Bank AG	USD	1,411	CAD	1,393	03/20/13	(15)
Deutsche Bank AG	USD	5,199	EUR	3,984	03/20/13	211
Deutsche Bank AG	USD	2,375	GBP	1,472	03/20/13	(41)
Deutsche Bank AG	USD	463	HKD	3,584	03/20/13	—
Deutsche Bank AG	USD	2,179	JPY	180,444	03/21/13	(205)
Deutsche Bank AG	USD	160	SEK	1,016	02/01/13	—
Deutsche Bank AG	USD	383	SEK	2,552	03/20/13	18
Deutsche Bank AG	EUR	25,402	USD	33,463	03/20/13	(1,037)
HSBC Bank PLC	EUR	1,000	USD	1,332	03/20/13	(26)
JPMorgan Chase Bank	USD	1,039	AUD	991	03/20/13	(8)
JPMorgan Chase Bank	USD	1,411	CAD	1,393	03/20/13	(15)
JPMorgan Chase Bank	USD	5,201	EUR	3,984	03/20/13	210
JPMorgan Chase Bank	USD	2,375	GBP	1,472	03/20/13	(42)
JPMorgan Chase Bank	USD	463	HKD	3,584	03/20/13	—
JPMorgan Chase Bank	USD	799	JPY	72,893	02/04/13	(2)
JPMorgan Chase Bank	USD	2,179	JPY	180,444	03/21/13	(206)
JPMorgan Chase Bank	USD	384	SEK	2,552	03/20/13	17
JPMorgan Chase Bank	AUD	100	USD	105	03/20/13	1
JPMorgan Chase Bank	CAD	100	USD	101	03/20/13	1
JPMorgan Chase Bank	EUR	300	USD	392	03/20/13	(15)
JPMorgan Chase Bank	EUR	25,196	USD	33,191	03/20/13	(1,029)
Mellon Bank	USD	311	AUD	300	03/20/13	1
Mellon Bank	USD	496	CAD	500	03/20/13	5
Mellon Bank	USD	3,365	EUR	2,500	03/20/13	30
Mellon Bank	USD	784	GBP	500	03/20/13	8
Mellon Bank	USD	129	HKD	1,000	03/20/13	—
Mellon Bank	USD	551	JPY	50,000	03/21/13	(4)
Mellon Bank	USD	93	SEK	600	03/20/13	1
Mellon Bank	EUR	1,000	USD	1,332	03/20/13	(26)
Morgan Stanley	USD	19	AUD	19	02/01/13	1

See accompanying notes which are an integral part of this quarterly report.

70	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley	USD	82	CAD	82	02/01/13	1
Morgan Stanley	USD	47	GBP	31	02/01/13	3
Morgan Stanley	USD	4	HKD	30	02/01/13	—
Morgan Stanley	USD	10	SEK	61	02/01/13	—
Morgan Stanley	EUR	444	USD	601	02/01/13	(2)
Morgan Stanley	JPY	3,425	USD	34	02/01/13	(4)
Royal Bank of Scotland PLC	USD	1,560	CHF	1,438	02/01/13	20
Royal Bank of Scotland PLC	USD	806	EUR	598	02/01/13	6
Royal Bank of Scotland PLC	AUD	200	USD	206	03/20/13	(2)
Royal Bank of Scotland PLC	CAD	300	USD	301	03/20/13	1
Royal Bank of Scotland PLC	EUR	500	USD	662	03/20/13	(17)
Royal Bank of Scotland PLC	GBP	400	USD	645	03/20/13	11
Royal Bank of Scotland PLC	HKD	1,000	USD	129	03/20/13	—
Royal Bank of Scotland PLC	JPY	30,000	USD	351	03/21/13	23
Royal Bank of Scotland PLC	SEK	700	USD	107	03/20/13	(3)
State Street Bank & Trust Co.	USD	37	AUD	35	02/05/13	—
State Street Bank & Trust Co.	USD	156	AUD	150	03/20/13	—
State Street Bank & Trust Co.	USD	156	AUD	150	03/20/13	(1)
State Street Bank & Trust Co.	USD	312	AUD	300	03/20/13	—
State Street Bank & Trust Co.	USD	526	AUD	500	03/20/13	(6)
State Street Bank & Trust Co.	USD	1,789	AUD	1,700	03/20/13	(22)
State Street Bank & Trust Co.	USD	15	CAD	15	02/05/13	—
State Street Bank & Trust Co.	USD	100	CAD	100	03/20/13	—
State Street Bank & Trust Co.	USD	199	CAD	200	03/20/13	1
State Street Bank & Trust Co.	USD	201	CAD	200	03/20/13	(1)
State Street Bank & Trust Co.	USD	397	CAD	400	03/20/13	4
State Street Bank & Trust Co.	USD	710	CAD	700	03/20/13	(9)
State Street Bank & Trust Co.	USD	2,436	CAD	2,400	03/20/13	(32)
State Street Bank & Trust Co.	USD	345	CHF	315	02/04/13	1
State Street Bank & Trust Co.	USD	9	DKK	49	02/05/13	—
State Street Bank & Trust Co.	USD	1	EUR	1	02/01/13	—
State Street Bank & Trust Co.	USD	19	EUR	14	02/01/13	—
State Street Bank & Trust Co.	USD	37	EUR	28	02/01/13	—
State Street Bank & Trust Co.	USD	57	EUR	42	02/01/13	—
State Street Bank & Trust Co.	USD	145	EUR	107	02/04/13	—
State Street Bank & Trust Co.	USD	50	EUR	36	02/05/13	—
State Street Bank & Trust Co.	USD	124	EUR	91	02/05/13	—
State Street Bank & Trust Co.	USD	213	EUR	157	02/05/13	—
State Street Bank & Trust Co.	USD	530	EUR	400	03/20/13	13
State Street Bank & Trust Co.	USD	533	EUR	400	03/20/13	10
State Street Bank & Trust Co.	USD	664	EUR	500	03/20/13	15
State Street Bank & Trust Co.	USD	666	EUR	500	03/20/13	13
State Street Bank & Trust Co.	USD	1,628	EUR	1,200	03/20/13	1
State Street Bank & Trust Co.	USD	4,180	EUR	3,200	03/20/13	166
State Street Bank & Trust Co.	USD	6,194	EUR	4,600	03/20/13	54
State Street Bank & Trust Co.	USD	6,696	EUR	5,000	03/20/13	95
State Street Bank & Trust Co.	USD	3	GBP	2	02/05/13	—
State Street Bank & Trust Co.	USD	120	GBP	76	02/05/13	—
State Street Bank & Trust Co.	USD	158	GBP	100	03/20/13	1
State Street Bank & Trust Co.	USD	473	GBP	300	03/20/13	3
State Street Bank & Trust Co.	USD	474	GBP	300	03/20/13	2
State Street Bank & Trust Co.	USD	475	GBP	300	03/20/13	1
State Street Bank & Trust Co.	USD	1,285	GBP	800	03/20/13	(17)
State Street Bank & Trust Co.	USD	4,181	GBP	2,600	03/20/13	(58)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	71

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	92	HKD	710	02/01/13	—
State Street Bank & Trust Co.	USD	105	HKD	816	02/01/13	—
State Street Bank & Trust Co.	USD	399	HKD	3,096	02/01/13	—
State Street Bank & Trust Co.	USD	9	HKD	68	02/04/13	—
State Street Bank & Trust Co.	USD	90	HKD	700	03/20/13	—
State Street Bank & Trust Co.	USD	103	HKD	800	03/20/13	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/20/13	—
State Street Bank & Trust Co.	USD	271	HKD	2,100	03/20/13	—
State Street Bank & Trust Co.	USD	839	HKD	6,500	03/20/13	—
State Street Bank & Trust Co.	USD	106	JPY	9,636	02/01/13	(1)
State Street Bank & Trust Co.	USD	275	JPY	25,000	03/21/13	(1)
State Street Bank & Trust Co.	USD	330	JPY	30,000	03/21/13	(2)
State Street Bank & Trust Co.	USD	441	JPY	40,000	03/21/13	(3)
State Street Bank & Trust Co.	USD	617	JPY	53,000	03/21/13	(37)
State Street Bank & Trust Co.	USD	1,182	JPY	105,000	03/21/13	(34)
State Street Bank & Trust Co.	USD	3,802	JPY	340,000	03/21/13	(83)
State Street Bank & Trust Co.	USD	226	SEK	1,435	02/04/13	—
State Street Bank & Trust Co.	USD	47	SEK	300	03/20/13	—
State Street Bank & Trust Co.	USD	110	SEK	700	03/20/13	—
State Street Bank & Trust Co.	USD	185	SEK	1,200	03/20/13	4
State Street Bank & Trust Co.	USD	201	SEK	1,300	03/20/13	3
State Street Bank & Trust Co.	USD	620	SEK	4,000	03/20/13	8
State Street Bank & Trust Co.	USD	190	ZAR	1,722	02/06/13	2
State Street Bank & Trust Co.	USD	276	ZAR	2,465	02/07/13	—
State Street Bank & Trust Co.	AUD	100	USD	104	03/20/13	—
State Street Bank & Trust Co.	AUD	200	USD	209	03/20/13	2
State Street Bank & Trust Co.	AUD	400	USD	412	03/20/13	(3)
State Street Bank & Trust Co.	AUD	500	USD	520	03/20/13	—
State Street Bank & Trust Co.	CAD	135	USD	135	02/01/13	(1)
State Street Bank & Trust Co.	CAD	300	USD	304	03/20/13	3
State Street Bank & Trust Co.	CAD	300	USD	304	03/20/13	4
State Street Bank & Trust Co.	CAD	400	USD	401	03/20/13	—
State Street Bank & Trust Co.	CAD	650	USD	651	03/20/13	—
State Street Bank & Trust Co.	CHF	31,850	USD	34,457	03/21/13	(558)
State Street Bank & Trust Co.	EUR	13	USD	17	02/01/13	—
State Street Bank & Trust Co.	EUR	608	USD	824	02/01/13	(1)
State Street Bank & Trust Co.	EUR	114	USD	155	02/04/13	—
State Street Bank & Trust Co.	EUR	124	USD	168	02/05/13	—
State Street Bank & Trust Co.	EUR	300	USD	401	03/20/13	(6)
State Street Bank & Trust Co.	EUR	600	USD	815	03/20/13	—
State Street Bank & Trust Co.	EUR	600	USD	801	03/20/13	(14)
State Street Bank & Trust Co.	EUR	700	USD	915	03/20/13	(36)
State Street Bank & Trust Co.	EUR	1,300	USD	1,724	03/20/13	(42)
State Street Bank & Trust Co.	EUR	1,500	USD	1,984	03/20/13	(53)
State Street Bank & Trust Co.	EUR	1,500	USD	2,006	03/20/13	(31)
State Street Bank & Trust Co.	EUR	6,000	USD	7,902	03/20/13	(247)
State Street Bank & Trust Co.	GBP	526	USD	832	02/01/13	(3)
State Street Bank & Trust Co.	GBP	200	USD	321	03/20/13	4
State Street Bank & Trust Co.	GBP	300	USD	486	03/20/13	10
State Street Bank & Trust Co.	GBP	500	USD	808	03/20/13	15
State Street Bank & Trust Co.	GBP	800	USD	1,268	03/20/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—

See accompanying notes which are an integral part of this quarterly report.

72	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—
State Street Bank & Trust Co.	HKD	1,500	USD	193	03/20/13	—
State Street Bank & Trust Co.	JPY	145,835	USD	1,601	02/01/13	6
State Street Bank & Trust Co.	JPY	40,000	USD	477	03/21/13	40
State Street Bank & Trust Co.	JPY	50,000	USD	575	03/21/13	28
State Street Bank & Trust Co.	JPY	50,000	USD	582	03/21/13	35
State Street Bank & Trust Co.	JPY	110,000	USD	1,203	03/21/13	—
State Street Bank & Trust Co.	JPY	1,430,000	USD	17,213	03/21/13	1,570
State Street Bank & Trust Co.	NOK	118	USD	22	02/01/13	—
State Street Bank & Trust Co.	SEK	1,332	USD	209	02/05/13	—
State Street Bank & Trust Co.	SEK	1,846	USD	290	02/05/13	—
State Street Bank & Trust Co.	SEK	600	USD	90	03/20/13	(4)
State Street Bank & Trust Co.	SEK	600	USD	92	03/20/13	(2)
State Street Bank & Trust Co.	SEK	1,400	USD	220	03/20/13	—
State Street Bank & Trust Co.	TRY	248	USD	141	02/04/13	—
State Street Bank & Trust Co.	TRY	323	USD	183	02/04/13	—
State Street Bank & Trust Co.	TRY	336	USD	191	02/04/13	—
State Street Bank & Trust Co.	TRY	480	USD	273	02/04/13	—
Westpac Banking Corp.	USD	1,039	AUD	991	03/20/13	(8)
Westpac Banking Corp.	USD	1,411	CAD	1,393	03/20/13	(15)
Westpac Banking Corp.	USD	5,199	EUR	3,984	03/20/13	212
Westpac Banking Corp.	USD	2,375	GBP	1,472	03/20/13	(41)
Westpac Banking Corp.	USD	463	HKD	3,584	03/20/13	—
Westpac Banking Corp.	USD	2,180	JPY	180,444	03/21/13	(206)
Westpac Banking Corp.	USD	384	SEK	2,552	03/20/13	17

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(2,429)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	73

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$12,775	$—	$—	$12,775
Belgium	12,433	—	—	12,433
Bermuda	18,145	—	37	18,182
Brazil	18,183	—	—	18,183
Canada	69,230	—	—	69,230
Cayman Islands	11,651	—	—	11,651
China	8,635	—	—	8,635
Denmark	928	—	—	928
Egypt	3,687	—	—	3,687
Finland	8,644	—	—	8,644
France	228,219	—	—	228,219
Germany	136,165	—	—	136,165
Hong Kong	20,363	—	—	20,363
India	13,595	—	—	13,595
Indonesia	1,123	—	—	1,123
Ireland	45,685	—	—	45,685
Israel	4,429	—	—	4,429
Italy	40,315	—	—	40,315
Japan	126,529	—	—	126,529
Jersey	17,350	—	—	17,350
Luxembourg	2,960	—	—	2,960
Mexico	7,943	—	—	7,943
Netherlands	66,287	—	—	66,287
Norway	4,633	—	—	4,633
Panama	10,691	—	—	10,691
Russia	21,537	—	—	21,537
Singapore	4,513	—	—	4,513
South Africa	16,628	—	—	16,628
South Korea	39,234	—	—	39,234
Spain	11,925	—	—	11,925
Sweden	20,842	—	—	20,842
Switzerland	229,186	—	—	229,186
Taiwan	7,563	—	—	7,563
Thailand	4,398	—	—	4,398
Turkey	8,464	—	—	8,464
United Kingdom	194,010	—	—	194,010
United States	1,231,506	—	—	1,231,506
Investments in Other Funds	117	—	—	117
Preferred Stocks	12,344	—	395	12,739
Warrants & Rights	—	193	—	193
Short-Term Investments	—	162,964	—	162,964
Other Securities	—	130,981	—	130,981

Total Investments	2,692,865	294,138	432	2,987,435

Other Financial Instruments
Futures Contracts	7,880	—	—	7,880
Foreign Currency Exchange Contracts	33	(2,462)	—	(2,429)

Total Other Financial Instruments*	$7,913	$(2,462)	$—	$5,451

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

74	Russell Global Equity Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 86.9%
Argentina - 0.1%
Telecom Argentina SA - ADR	94,194	1,495
YPF SA - ADR	54,900	931

		2,426

Austria - 0.1%
Vienna Insurance Group AG	24,764	1,311

Bermuda - 1.4%
Brilliance China Automotive Holdings, Ltd. (Æ)	5,032,000	6,761
C C Land Holdings, Ltd.	973,000	356
China Foods, Ltd.	517,732	447
China Resources Gas Group, Ltd.	505,749	1,122
Cosan, Ltd. Class A	232,053	4,564
Credicorp, Ltd.	26,357	4,131
Hopson Development Holdings, Ltd. (Æ)	348,000	716
K Wah International Holdings, Ltd.	37,868	22
Kosmos Energy, Ltd. (Æ)	43,662	541
Nine Dragons Paper Holdings, Ltd.	7,759,000	6,803
Skyworth Digital Holdings, Ltd.	724,000	441
Yue Yuen Industrial Holdings, Ltd.	659,500	2,211

		28,115

Brazil - 9.3%
All America Latina Logistica SA	479,534	2,088
Amil Participacoes SA	162,854	2,553
B2W Cia Global Do Varejo (Æ)	160,653	1,231
Banco Bradesco SA - ADR (Ñ)	438,192	8,054
Banco Bradesco SA	179,200	3,185
Banco do Brasil SA	1,163,100	14,251
Banco Santander Brasil SA - ADR (Æ)	1,113,816	8,264
Banco Santander Brasil SA	270,692	1,991
BM&FBovespa SA	1,230,000	8,610
Braskem SA - ADR (Ñ)	125,200	1,903
BRF - Brasil Foods SA - ADR (Æ) (Ñ)	211,600	4,697
Brookfield Incorporacoes SA	1,129,752	1,918
CCR SA	100,100	1,033
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	161,268	7,699
Cia de Bebidas das Americas - ADR	131,100	6,170
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	45,180	2,035
Cia de Saneamento de Minas Gerais-COPASA (Æ)	98,200	2,390
Cia Hering	38,600	734
Cielo SA	150,340	4,252
Cyrela Brazil Realty SA	59,200	522
EDP - Energias do Brasil SA	139,400	853
Fibria Celulose SA - ADR (Æ)(Ñ)	299,162	3,692
Gafisa SA (Æ)	907,600	2,265
Gerdau SA - ADR	205,900	1,818
Gol Linhas Aereas Inteligentes SA - ADR (Æ)(Ñ)	372,100	2,709
Grupo BTG Pactual	75,000	1,290
Hypermarcas SA (Æ)	516,400	4,460

	Principal Amount ($) or Shares	Fair Value $
Itau Unibanco Holding SA - ADR	704,966	12,147
Itau Unibanco Holding SA	47,500	799
JHSF Participacoes SA	582,800	2,537
Light SA	341,000	3,507
Lojas Renner SA	82,949	3,320
Marfrig Alimentos SA (Æ)	230,914	1,189
Minerva SA	207,500	1,355
Natura Cosmeticos SA	69,500	1,874
Odontoprev SA	170,600	870
OGX Petroleo e Gas Participacoes SA (Æ)	1,226,084	2,524
Oi SA - ADR	152,917	647
Oi SA	96,866	494
OSX Brasil SA (Æ)	167,400	757
Petroleo Brasileiro SA - ADR	1,042,629	18,971
Raia Drogasil SA (Æ)	46,600	521
Rossi Residencial SA	598,900	1,263
Rossi Residencial SA (Æ)	356,977	755
Santos Brasil Participacoes SA	101,400	1,629
Souza Cruz SA	34,800	576
Telefonica Brasil SA - ADR	91,370	2,301
Tim Participacoes SA - ADR	95,000	2,090
Tractebel Energia SA	41,801	743
Ultrapar Participacoes SA	47,792	1,154
Vale SA Class B - ADR	1,394,472	27,564

		190,254

Canada - 0.3%
First Quantum Minerals, Ltd. (Æ)	323,880	6,530

Cayman Islands - 5.0%
51job, Inc. - ADR (Æ)	20,600	1,112
AAC Technologies Holdings, Inc.	51,904	201
ASM Pacific Technology, Ltd.	354,098	4,474
Baidu, Inc. - ADR (Æ)	83,430	9,035
China Forestry Holdings Co., Ltd. (Ñ)	1,692,100	—
China Liansu Group Holdings, Ltd. (Ñ)	4,932,200	3,485
China Lumena New Materials Corp. (Ñ)	5,114,000	1,233
China Mengniu Dairy Co., Ltd.	1,204,302	3,517
China Metal Recycling Holdings, Ltd. (Ñ)	335,400	408
China Resources Cement Holdings, Ltd.	1,332,847	854
China Shanshui Cement Group, Ltd.	1,931,000	1,419
China Shineway Pharmaceutical Group, Ltd.	207,000	378
China ZhengTong Auto Services Holdings, Ltd. (Æ)(Ñ)(Å)	4,783,500	4,256
Country Garden Holdings Co., Ltd. (Æ)	7,168,000	3,817
Ctrip.com International, Ltd. - ADR (Æ)	59,157	1,172
Daphne International Holdings, Ltd.	1,322,000	1,703
Dongyue Group (Ñ)	2,347,000	1,568
Eurasia Drilling Co., Ltd. - GDR	25,355	961
Evergrande Real Estate Group, Ltd. (Ñ)	14,228,000	7,522
Foxconn International Holdings, Ltd. (Æ)	4,110,000	1,685
Greentown China Holdings, Ltd. (Æ)	277,000	570
Hengan International Group Co., Ltd.	81,000	813
Ju Teng International Holdings, Ltd.	877,000	421
Kingboard Chemical Holdings, Ltd.	1,168,500	3,857
KWG Property Holding, Ltd.	1,415,900	1,074
Lee & Man Paper Manufacturing, Ltd.	6,185,000	4,171

Russell Emerging Markets Fund	75

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Li Ning Co., Ltd. (Æ)(Ñ)	972,270	652
Longfor Properties Co., Ltd.	831,552	1,559
Lonking Holdings, Ltd. (Ñ)	5,586,000	1,455
Melco Crown Entertainment, Ltd. - ADR (Æ)	550,300	11,534
MGM China Holdings, Ltd.	778,000	1,842
Mongolian Mining Corp. (Æ)	1,972,552	977
Pacific Textile Holdings, Ltd.	1,012,000	911
Parkson Retail Group, Ltd.	1,567,308	1,209
Real Gold Mining, Ltd. (Æ)	463,232	84
Shenzhou International Group Holdings, Ltd.	655,000	1,591
Shimao Property Holdings, Ltd.	2,937,500	6,492
SINA Corp. (Æ)	37,700	2,071
Sunac China Holdings, Ltd.	929,000	756
Sunny Optical Technology Group Co., Ltd.	902,000	768
Tencent Holdings, Ltd.	189,000	6,614
Tingyi Cayman Islands Holding Corp.	768,000	2,159
TPK Holding Co., Ltd.	5,000	86
Want Want China Holdings, Ltd.	1,058,238	1,405
Wynn Macau, Ltd. (Æ)	400,400	1,123
Xingda International Holdings, Ltd.	1,053,000	468

		103,462

Chile - 0.3%
Cencosud SA	42,923	267
Embotelladora Andina SA - ADR (Ñ)	35,449	1,372
Enersis SA	351,919	140
Sociedad Quimica y Minera de Chile SA - ADR	84,200	4,786

		6,565

China - 6.4%
Agricultural Bank of China, Ltd. Class H	4,828,263	2,627
Air China, Ltd. Class H	1,092,000	935
Angang Steel Co., Ltd. Class H (Æ)(Ñ)	3,040,000	2,250
Anhui Conch Cement Co., Ltd. Class H	3,058,387	12,008
Bank of China, Ltd. Class H	7,781,000	3,833
Bank of Communications Co., Ltd. Class H (Æ)	2,680,000	2,274
China CITIC Bank Corp., Ltd. Class H (Æ)	156,000	106
China Communications Construction Co., Ltd. Class H	2,138,000	2,170
China Construction Bank Corp. Class H	18,238,120	15,733
China Life Insurance Co., Ltd. Class H	1,147,000	3,845
China Life Insurance Co., Ltd. - ADR	41,777	2,090
China Merchants Bank Co., Ltd. Class H	2,532,274	6,067
China Minsheng Banking Corp., Ltd. Class H	2,989,416	4,294
China Pacific Insurance Group Co., Ltd. Class H	267,400	1,045
China Petroleum & Chemical Corp. Class H	10,343,500	12,550
China Shenhua Energy Co., Ltd. Class H	469,697	2,020
China Shipping Container Lines Co., Ltd. Class H (Æ)(Ñ)	13,078,000	4,013
China Telecom Corp., Ltd. Class H	3,548,000	1,931
China Telecom Corp., Ltd. - ADR	23,315	1,274

	Principal Amount ($) or Shares	Fair Value $
Dongfang Electric Corp., Ltd. Class H (Ñ)	1,035,400	2,005
Guangzhou Automobile Group Co., Ltd. Class H	1,006,000	842
Guangzhou R&F Properties Co., Ltd.	299,200	543
Haitong Securities Co., Ltd. Class H (Æ)	448,400	766
Harbin Electric Co., Ltd. Class H	2,860,000	2,589
Huaneng Power International, Inc. Class H	1,236,000	1,275
Industrial & Commercial Bank of China, Ltd. Class H	22,053,000	16,606
Jiangsu Expressway Co., Ltd. Class H	1,980,000	2,042
Jiangxi Copper Co., Ltd. Class H	748,000	2,030
Maanshan Iron & Steel Class H (Æ)	4,506,000	1,400
PetroChina Co., Ltd. - ADR	17,500	2,488
PICC Property & Casualty Co., Ltd. Class H	1,596,000	2,428
Ping An Insurance Group Co. of China, Ltd. Class H	290,500	2,605
Shanghai Electric Group Co., Ltd. Class H	6,052,000	2,505
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	485,000	971
Tsingtao Brewery Co., Ltd. Class H	378,000	2,184
Weichai Power Co., Ltd. Class H (Ñ)	615,000	2,538
Wumart Stores, Inc. Class H	844,327	1,681
Yanzhou Coal Mining Co., Ltd. Class H	1,167,797	1,997

		130,560

Colombia - 0.4%
Bancolombia SA	116,598	2,002
Bancolombia SA - ADR	41,299	2,871
Ecopetrol SA - ADR (Ñ)	51,400	3,253

		8,126

Cyprus - 0.1%
Global Ports Investments PLC - GDR (Þ)	32,776	486
Global Ports Investments PLC - GDR	24,438	363
Globaltrans Investment PLC - GDR	70,443	1,092

		1,941

Czech Republic - 0.2%
CEZ AS	6,787	220
Komercni Banka AS	15,652	3,162

		3,382

Egypt - 0.2%
Orascom Construction Industries - GDR (Æ)	80,820	3,031

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA (Æ)	77,631	2,019

Guernsey - 0.0%
Etalon Group, Ltd. - GDR (Æ)	82,800	409

Hong Kong - 3.8%
AIA Group, Ltd.	1,176,000	4,678
BOC Hong Kong Holdings, Ltd.	1,612,000	5,560

76	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

China Merchants Holdings International Co., Ltd.	1,052,156	3,731
China Mobile, Ltd.	950,551	10,449
China Mobile, Ltd. - ADR (Ñ)	146,598	8,019
China Overseas Land & Investment, Ltd.	5,590,667	17,337
China Resources Enterprise, Ltd.	1,354,480	4,855
China Unicom Hong Kong, Ltd. - ADR (Ñ)	172,600	2,760
CNOOC, Ltd.	1,797,000	3,712
CNOOC, Ltd. - ADR	33,274	6,832
Dah Chong Hong Holdings, Ltd.	3,239,000	3,742
Lenovo Group, Ltd.	2,262,000	2,354
Poly Property Group Co., Ltd. (Æ)	443,000	340
Shanghai Industrial Holdings, Ltd.	200,000	710
Shenzhen Investment, Ltd.	1,476,000	679
Shougang Fushan Resources Group, Ltd.	1,738,000	746
Singamas Container Holdings, Ltd.	1,622,000	469
Yuexiu Property Co., Ltd.	3,028,277	1,082

		78,055

Hungary - 0.5%
MOL Hungarian Oil and Gas PLC	36,160	3,116
MOL Hungarian Oil and Gas PLC - ADR	4,213	181
OTP Bank PLC	152,668	3,283
Richter Gedeon Nyrt	21,421	3,695

		10,275

India - 5.1%
Aban Offshore, Ltd.	63,929	421
ACC, Ltd.	22,576	562
Ambuja Cements, Ltd.	1,171,384	4,490
Apollo Tyres, Ltd.	473,827	766
Axis Bank, Ltd.	147,154	4,164
Bajaj Auto, Ltd.	125,039	4,765
Balrampur Chini Mills, Ltd. Class A (Æ)	738,598	635
Bank of Baroda	85,966	1,402
Bank of India	192,680	1,279
Cairn India, Ltd.	241,476	1,468
Canara Bank	75,942	687
Dabur India, Ltd. Class A	947,449	2,364
HCL Technologies, Ltd.	129,493	1,675
HDFC Bank, Ltd. - ADR	244,570	9,837
Hindalco Industries, Ltd. - GDR (Þ)	65,500	143
Hindustan Petroleum Corp., Ltd.	316,623	1,956
Hindustan Unilever, Ltd.	317,207	2,826
ICICI Bank, Ltd. - ADR	206,077	9,438
Indian Oil Corp., Ltd.	150,669	927
Infosys, Ltd. - ADR	57,150	3,013
Infosys, Ltd.	41,976	2,201
Jindal Poly Films, Ltd.	60,659	193
Kotak Mahindra Bank, Ltd. (Å)	267,948	3,427
Larsen & Toubro, Ltd.	17,300	501
Lupin, Ltd. (Å)	37,292	424
Mahindra & Mahindra, Ltd.	202,849	3,391
Maruti Suzuki India, Ltd.	138,139	4,108
MRF, Ltd.	3,225	797
Petronet LNG, Ltd.	525,685	1,500
Punjab National Bank	147,716	2,533

	Principal Amount ($) or Shares	Fair Value $
Reliance Industries, Ltd. - GDR (Þ)	287,527	9,626
State Bank of India	49,770	2,281
Sun TV Network, Ltd.	89,451	794
Tata Chemicals, Ltd.	167,625	1,128
Tata Consultancy Services, Ltd.	57,983	1,465
Tata Global Beverages, Ltd.	875,808	2,459
Tata Motors, Ltd.	328,529	1,841
Tata Motors, Ltd. - ADR	38,370	1,060
Tata Steel, Ltd. - GDR	123,248	939
TVS Motor Co., Ltd.	689,016	568
Ultratech Cement, Ltd.	53,724	1,922
Union Bank of India	518,650	2,487
Unitech, Ltd. (Æ)	1,289,124	893
United Phosphorus, Ltd.	368,340	922
United Spirits, Ltd.	76,751	2,604
Zee Entertainment Enterprises, Ltd.	436,148	1,887

		104,769

Indonesia - 2.8%
Alam Sutera Realty Tbk PT	42,525,500	3,362
Astra International Tbk PT	7,243,500	5,466
Bank Mandiri Persero Tbk PT	3,004,500	2,792
Bank Negara Indonesia Persero Tbk PT	2,586,900	1,042
Bank Rakyat Indonesia Persero Tbk PT	10,707,000	8,739
Bumi Serpong Damai PT	4,440,000	638
Charoen Pokphand Indonesia Tbk PT	3,653,000	1,453
Gajah Tunggal Tbk PT	1,891,000	437
Gudang Garam Tbk PT	188,500	1,003
Harum Energy Tbk PT	3,260,500	2,009
Indocement Tunggal Prakarsa Tbk PT	1,365,071	3,048
Indofood Sukses Makmur Tbk PT	3,636,500	2,259
Jasa Marga Persero Tbk PT	6,726,500	3,798
Kalbe Farma Tbk PT	32,485,000	3,635
Media Nusantara Citra Tbk PT	1,869,500	456
Mitra Adiperkasa Tbk PT	576,500	379
Perusahaan Gas Negara Persero Tbk PT	5,912,000	2,838
Ramayana Lestari Sentosa Tbk PT	4,222,992	507
Semen Indonesia Persero Tbk PT	2,427,025	3,925
Tambang Batubara Bukit Asam Persero Tbk PT	1,201,500	1,912
Telekomunikasi Indonesia Persero Tbk PT	1,549,598	1,543
Telekomunikasi Indonesia Persero Tbk PT - ADR	37,279	1,478
United Tractors Tbk PT	1,552,257	3,148
Wijaya Karya Persero Tbk PT	6,725,500	1,139
XL Axiata Tbk PT	2,584,000	1,327

		58,333

Ireland - 0.1%
Dragon Oil PLC	186,500	1,680

Israel - 0.1%
Israel Chemicals, Ltd.	171,593	2,273

Jersey - 0.1%
West China Cement, Ltd. (Ñ)	7,491,485	1,449

Russell Emerging Markets Fund	77

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Kazakhstan - 0.1%
KazMunaiGas Exploration Production JSC - GDR	87,140	1,559

Luxembourg - 1.3%
MHP SA - GDR (Æ)	78,448	1,287
O’Key Group SA - GDR	15,666	186
SHS Genesis Smaller Co.	152,953	21,148
Tenaris SA - ADR (Ñ)	67,400	2,835
Ternium SA - ADR	50,088	1,184

		26,640

Malaysia - 1.2%
Axiata Group BHD	3,610,200	7,320
CIMB Group Holdings BHD	481,502	1,117
DiGi.Com BHD - GDR	2,741,000	4,340
Gamuda BHD	815,600	977
Lafarge Malayan Cement BHD (Æ)	205,941	616
Malayan Banking BHD	727,300	2,079
RHB Capital BHD	155,574	388
Sapurakencana Petroleum BHD (Æ)	2,677,100	2,516
Telekom Malaysia BHD	293,200	524
Tenaga Nasional BHD	745,700	1,680
UEM Land Holdings BHD (Æ)	3,843,900	2,722

		24,279

Mexico - 5.1%
Alfa SAB de CV Class A	1,330,583	3,195
Alpek SA de CV Class A	41,800	104
America Movil SAB de CV - ADR (Ñ)	923,065	23,224
Banregio Grupo Financiero SAB de CV	101,957	481
Bolsa Mexicana de Valores SAB de CV (Æ)	208,133	529
Cemex SAB de CV Class Preference (Æ)	2,216,600	2,418
Cemex SAB de CV - ADR (Æ)	1,257,400	13,643
Coca-Cola Femsa SAB de CV - ADR	15,700	2,482
Corp. Moctezuma SAB de CV (Å)	255,663	778
Desarrolladora Homex SAB de CV - ADR (Æ)(Ñ)	205,300	2,995
Empresas ICA SAB de CV - ADR (Æ)	191,600	2,293
Fomento Economico Mexicano SAB de CV - ADR	103,728	11,191
Fomento Economico Mexicano SAB de CV	36,100	390
Gruma SAB de CV Class B (Æ)	144,313	482
Grupo Aeroportuario del Sureste SAB de CV Class B	109,400	1,313
Grupo Aeroportuario del Sureste SAB de CV - ADR	19,600	2,340
Grupo Financiero Banorte SAB de CV Class O	2,717,587	18,738
Grupo Financiero Inbursa SAB de CV Class O	784,754	2,199
Grupo Mexico SAB de CV	212,400	792
Grupo Televisa SAB - ADR	348,800	9,770
Megacable Holdings SAB de CV	344,903	910
Mexichem SAB de CV	112,700	637
OHL Mexico SAB de CV (Æ)	506,173	1,145

	Principal Amount ($) or Shares	Fair Value $
Promotora y Operadora de Infraestructura SAB de CV (Æ)	144,490	1,034
Wal-Mart de Mexico SAB de CV	511,484	1,658

		104,741

Netherlands - 0.2%
OCI NV (Æ)	44,400	1,675
X5 Retail Group NV - GDR (Æ)	23,308	396
Yandex NV Class A (Æ)	118,400	2,866

		4,937

Nigeria - 0.5%
FBN Holdings PLC	2,827,201	327
First City Monument Bank PLC (Æ)	15,030,377	469
Guaranty Trust Bank PLC	11,056,152	1,728
Guaranty Trust Bank PLC - GDR	129,606	1,037
Nigerian Breweries PLC	1,842,822	1,886
United Bank for Africa PLC Class A (Æ)	19,523,214	853
Zenith Bank PLC	28,229,200	3,682

		9,982

Pakistan - 0.0%
Lucky Cement, Ltd.	343,400	553

Panama - 0.1%
Copa Holdings SA Class A	25,800	2,828

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR	55,300	1,636

Philippines - 1.3%
Alliance Global Group, Inc.	14,413,000	6,703
BDO Unibank, Inc. (Æ)	438,000	828
Bloomberry Resorts Corp. (Æ)	6,449,400	2,067
DMCI Holdings, Inc.	2,524,280	3,412
Megaworld Corp.	49,967,000	4,139
Metropolitan Bank & Trust - ADR	2,285,862	5,922
SM Investments Corp.	119,895	2,805

		25,876

Poland - 0.9%
Alior Bank SA (Æ)	30,558	709
Bank Pekao SA	37,500	1,846
Jastrzebska Spolka Weglowa SA	21,822	664
KGHM Polska Miedz SA	204,884	12,520
Polski Koncern Naftowy Orlen S.A. (Æ)	194,385	3,081
Tauron Polska Energia SA	377,558	577

		19,397

Qatar - 0.1%
Industries Qatar QSC	10,300	479
Qatar National Bank SAQ	14,200	509

		988

Russia - 6.8%
Gazprom OAO - ADR	1,863,277	17,608

78	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Gazprom OAO - ADR (Æ)	1,469,044	13,838
LSR Group - GDR	150,598	755
LSR Group	6,272	148
Lukoil OAO - ADR (Æ)	374,149	25,292
Lukoil OAO - ADR	296,600	20,021
Magnit OJSC	20,229	3,802
MMC Norilsk Nickel OJSC - ADR	147,267	2,929
Mobile Telesystems OJSC - ADR	201,796	3,967
Nomos-Bank - GDR (Æ)(Þ)	39,852	554
Nomos-Bank - GDR (Æ)	13,328	185
NovaTek OAO - GDR	29,416	3,445
Novolipetsk Steel OJSC - GDR (Å)	35,344	749
Novorossiysk Commercial Sea Port PJSC - GDR	97,861	797
Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	192
Pharmstandard - GDR (Æ)	39,300	764
Raspadskaya OAO (Æ)	297,534	649
Rosneft OAO - GDR	336,085	2,958
Sberbank of Russia (Å)	4,589,133	16,757
Sberbank of Russia - ADR	1,012,703	14,922
Sberbank of Russia - GDR (Æ)	70,184	1,025
Severstal OAO - GDR	34,585	431
Surgutneftegas OAO - ADR	593,771	6,175
Uralkali - GDR	32,308	1,232

		139,195

South Africa - 3.4%
Anglo American Platinum, Ltd.	23,003	1,126
AngloGold Ashanti, Ltd. - ADR	47,300	1,325
ArcelorMittal South Africa, Ltd. Class H (Æ)	126,840	497
Aspen Pharmacare Holdings, Ltd. (Æ)	155,000	2,856
Astral Foods, Ltd.	74,214	732
AVI, Ltd.	310,950	1,902
Bidvest Group, Ltd. (Æ)	285,928	6,836
Discovery Holdings, Ltd.	11,732	87
Exxaro Resources, Ltd.	33,793	665
FirstRand, Ltd.	814,331	2,936
Impala Platinum Holdings, Ltd.	121,279	2,202
Imperial Holdings, Ltd.	140,378	3,059
Kumba Iron Ore, Ltd.	30,947	2,083
Life Healthcare Group Holdings, Ltd.	885,506	3,114
Mediclinic International, Ltd.	79,362	503
MMI Holdings, Ltd.	291,149	757
Mr Price Group, Ltd.	350,881	4,837
MTN Group, Ltd.	111,971	2,192
Nedbank Group, Ltd.	73,889	1,609
Pick n Pay Stores, Ltd.	233,583	1,188
Remgro, Ltd.	210,361	3,841
Sanlam, Ltd.	611,464	3,113
Sasol, Ltd. - ADR	68,410	2,957
Shoprite Holdings, Ltd. - ADR	225,018	4,239
Spar Group, Ltd. (The) - ADR	177,502	2,334
Standard Bank Group, Ltd.	735,823	9,597

	Principal Amount ($) or Shares	Fair Value $
Vodacom Group, Ltd. - ADR	264,473	3,689
Woolworths Holdings, Ltd.	58,771	418

		70,694

South Korea - 10.5%
Able C&C Co., Ltd. (Æ)	39,037	2,724
Amorepacific Corp. (Æ)	5,285	5,314
Amorepacific Group (Æ)	3,820	1,445
Daesang Corp. (Æ)	14,040	356
Daewoo International Corp.	14,390	492
Daum Communications Corp. (Æ)	6,655	624
DGB Financial Group, Inc.	135,060	1,811
Dongbu Insurance Co., Ltd.	27,320	1,172
Dongkuk Steel Mill Co., Ltd. (Æ)	1,740	21
Dongwon F&B Co., Ltd.	8,464	644
Hana Financial Group, Inc.	66,260	2,373
Hankook Tire Co., Ltd. (Æ)	35,726	1,467
Hanwha Life Insurance Co., Ltd.	102,650	699
Hyosung Corp. (Æ)	28,150	1,649
Hyundai Heavy Industries Co., Ltd.	10,042	1,983
Hyundai Marine & Fire Insurance Co., Ltd.	75,570	2,325
Hyundai Mobis	8,090	2,117
Hyundai Motor Co.	40,510	7,626
KB Financial Group, Inc. - ADR	136,397	4,818
KB Financial Group, Inc.	82,739	2,956
KCC Corp.	11,650	3,113
Kia Motors Corp.	94,555	4,489
Korea Electric Power Corp. (Æ)	245,273	7,298
Korea Electric Power Corp. - ADR	85,197	1,279
Korea Gas Corp. (Æ)	9,135	560
Korea Zinc Co., Ltd. (Æ)	3,370	1,188
Korean Air Lines Co., Ltd. (Æ)	41,844	1,746
KT Corp. - ADR	331,734	5,620
KT Corp.	155,640	5,231
KT&G Corp.	33,180	2,313
LG Chem, Ltd.	8,048	2,250
LG Display Co., Ltd. - ADR (Ñ)	234,555	3,134
LG Display Co., Ltd. (Æ)	184,700	4,970
LG Electronics, Inc. Class H	36,702	2,430
LG Uplus Corp. (Æ)	80,730	603
LIG Insurance Co., Ltd.	55,790	1,309
Lotte Chilsung Beverage Co., Ltd. (Æ)	2,938	3,928
Lotte Confectionery Co., Ltd. (Æ)	1,962	3,108
Lumens Co., Ltd. (Æ)	11,085	83
Macquarie Korea Infrastructure Fund	594,300	3,629
MegaStudy Co., Ltd.	4,756	335
Meritz Fire & Marine Insurance Co., Ltd.	82,146	1,003
NHN Corp.	9,943	2,201
NongShim Co., Ltd.	2,444	626
OCI Co., Ltd. (Æ)	11,810	1,817
POSCO	1,774	581
Samsung Electronics Co., Ltd.	42,802	56,916
Samsung Electronics Co., Ltd. - GDR	24,065	11,432
Samsung Fire & Marine Insurance Co., Ltd.	54,133	10,962
Samsung Life Insurance Co., Ltd.	69,250	6,677
Shinhan Financial Group Co., Ltd.	98,489	3,704
SK Hynix, Inc. (Æ)	165,550	3,710
SK Innovation Co., Ltd.	1,548	244

Russell Emerging Markets Fund	79

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

SK Telecom Co., Ltd. - ADR	537,342	9,108
SK Telecom Co., Ltd.	13,801	2,123
SKC Co., Ltd.	46,920	1,504
Woori Finance Holdings Co., Ltd.	35,710	420

		214,260

Spain - 0.1%
Banco Santander SA - ADR	74,100	2,238

Taiwan - 6.7%
Advanced Semiconductor Engineering, Inc.	4,992,459	4,041
Advanced Semiconductor Engineering, Inc. - ADR	166,078	663
Advantech Co., Ltd.	397,000	1,661
Asustek Computer, Inc.	127,000	1,454
Cathay Financial Holding Co., Ltd.	1,237,280	1,379
Cheng Uei Precision Industry Co., Ltd.	267,000	503
Chicony Electronics Co., Ltd.	441,000	1,223
China Life Insurance Co., Ltd. (Æ)	895,065	885
China Petrochemical Development Corp.	1,656,000	1,018
Chinatrust Financial Holding Co., Ltd.	738,000	422
Chipbond Technology Corp.	115,000	237
Chunghwa Picture Tubes	11,059,000	322
Compal Electronics, Inc.	3,132,000	2,275
Delta Electronics, Inc.	317,970	1,152
Elan Microelectronics Corp.	439,000	813
Far Eastern New Century Corp.	1,878,000	2,175
Far EasTone Telecommunications Co., Ltd.	749,000	1,905
Faraday Technology Corp.	309,000	387
Formosa Chemicals & Fibre Corp.	366,000	994
Fubon Financial Holding Co., Ltd.	2,113,509	2,702
Gigabyte Technology Co., Ltd.	447,000	385
Hiwin Technologies Corp.	208,400	1,673
Hon Hai Precision Industry Co., Ltd.	4,706,576	13,453
Innolux Corp. (Æ)	2,185,000	1,136
King Yuan Electronics Co., Ltd.	1,303,000	772
Largan Precision Co., Ltd.	232,000	6,074
LITE-ON IT Corp.	935,928	908
Lite-On Technology Corp.	2,821,572	4,061
Long Bon International Co., Ltd. (Æ)	276,000	323
MediaTek, Inc.	553,022	6,050
Pegatron Corp. (Æ)	301,000	399
Pou Chen Corp. Class B	2,014,000	2,012
Powertech Technology, Inc.	665,000	1,000
President Chain Store Corp.	399,000	2,155
Quanta Computer, Inc.	1,071,000	2,499
Radiant Opto-Electronics Corp.	42,000	163
Richtek Technology Corp.	81,706	491
ScinoPharm Taiwan, Ltd.	541,000	1,283
Shin Kong Financial Holding Co., Ltd. (Æ)	3,176,000	896
Star Comgistic Capital Co., Ltd.	734,200	351
Synnex Technology International Corp.	579,000	1,175
Taishin Financial Holding Co., Ltd.	5,308,000	2,103
Taiwan Semiconductor Manufacturing Co., Ltd.	7,408,133	25,466
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	935,922	16,603

	Principal Amount ($) or Shares	Fair Value $
Tripod Technology Corp.	25,000	50
TSRC Corp.	237,000	481
Unimicron Technology Corp.	1,036,000	1,035
Uni-President Enterprises Corp.	2,455,675	4,308
United Microelectronics Corp.	14,269,795	5,558
Vanguard International Semiconductor Corp.	556,000	404
Winbond Electronics Corp. (Æ)	4,811,000	932
Wistron Corp.	3,285,765	3,806
WPG Holdings, Ltd.	824,000	1,108
Yageo Corp. (Æ)	3,955,000	1,163
Yulon Motor Co., Ltd.	186,000	345

		136,832

Thailand - 4.5%
Advanced Info Service PCL	741,200	5,220
Airports of Thailand PCL	839,600	2,970
Bangkok Bank PCL	756,800	5,438
Bangkok Dusit Medical Services PCL Class F	2,414,200	10,768
Bank of Ayudhya PCL (Å)	4,454,590	5,228
Banpu PCL	119,000	1,548
Berli Jucker PCL	498,400	1,253
Big C Supercenter PCL (Å)	133,700	964
Central Pattana PCL	248,500	710
CP ALL PCL	2,012,800	3,156
Delta Electronics Thailand PCL	1,980,600	2,358
Hana Microelectronics PCL	433,700	340
Home Product Center PCL	4,273,440	1,978
Jasmine International PCL	3,786,400	762
Land and Houses PCL	8,629,500	3,270
LPN Development PCL	4,237,500	3,084
Minor International PCL	1,967,200	1,649
PTT Exploration & Production PCL	107,700	599
PTT Global Chemical PCL	378,600	1,016
PTT PCL	606,800	6,939
Robinson Department Store PCL	830,000	1,948
SC Asset Corp. PCL	420,000	426
Shin Corp. PCL (Æ)	2,265,300	5,204
Siam Cement PCL	215,100	3,203
Siam Commercial Bank PCL	1,170,401	7,026
Sri Trang Agro-Industry PCL	3,494,000	2,179
Supalai PCL	926,500	597
Thai Beverage PCL	15,084,890	6,399
Tisco Financial Group PCL	1,544,000	2,718
VGI Global Media PCL	367,300	1,441
WHA Corp. PCL	943,200	1,542

		91,933

Turkey - 3.9%
Akbank TAS	905,449	4,582
Akfen Holding AS (Æ)	69,374	402
Alarko Carrier Sanayii VE Ticaret AS	32,344	769
Anadolu Efes Biracilik Ve Malt Sanayii AS	214,613	3,209
Arcelik AS	843,300	5,514
Aselsan Elektronik Sanayi Ve Ticaret AS	184,930	858
Asya Katilim Bankasi AS (Æ)	694,117	880

80	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Aygaz AS	369,434	2,084
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	422,916	1,265
Coca-Cola Icecek AS	13,100	319
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,323,478	1,520
Ford Otomotiv Sanayi AS	18,788	214
Gozde Girisim Sermayesi Yatirim Ortakligi AS (Æ)	132,673	315
Haci Omer Sabanci Holding AS	171,386	989
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (Æ)	720,942	2,041
Koza Altin Isletmeleri AS	244,461	6,019
Migros Ticaret AS (Æ)	108,130	1,248
Petkim Petrokimya Holding	720,556	1,258
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	520,628	622
Tekfen Holding AS	912,926	3,737
Tofas Turk Otomobil Fabrikasi AS	262,950	1,585
Turk Hava Yollari (Æ)	2,064,433	7,677
Turk Traktor ve Ziraat Makineleri AS	61,553	1,732
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	118,000	1,845
Turkiye Garanti Bankasi AS	1,587,413	7,961
Turkiye Halk Bankasi AS	775,020	7,668
Turkiye Is Bankasi Class C	713,680	2,638
Turkiye Sise ve Cam Fabrikalari AS	1,404,044	2,451
Turkiye Vakiflar Bankasi Tao Class D	810,097	2,367
Vestel Elektronik Sanayi ve Ticaret AS (Æ)	368,180	391
Yapi ve Kredi Bankasi AS (Æ)	2,138,565	6,274

		80,434

United Arab Emirates - 0.1%
Emaar Properties PJSC	802,100	1,063

United Kingdom - 2.8%
Anglo American PLC	464,418	13,966
Anglo American PLC - ADR	75,700	1,133
Bank of Georgia Holdings PLC	22,980	457
Genesis Indian Investment Co., Ltd.	221,577	18,236
Hikma Pharmaceuticals PLC	198,631	2,541
SABMiller PLC - ADR	293,307	14,489
Tullow Oil PLC	395,914	7,146

		57,968

United States - 0.8%
Avon Products, Inc.	513,400	8,718
Centamin PLC (Æ)	143,876	129
Cognizant Technology Solutions Corp. Class A (Æ)	28,632	2,238
Sohu.com, Inc. (Æ)	57,300	2,744
Southern Copper Corp.	29,200	1,150
X5 Retail Group NV - GDR (Æ)	104,065	1,769

		16,748

Zimbabwe - 0.0%
Delta Corp., Ltd.	645,600	814

Total Common Stocks (cost $1,435,977)		1,780,560

	Principal Amount ($) or Shares	Fair Value $
Preferred Stocks - 2.1%
Brazil - 1.4%
Alpargatas SA (Æ)	118,360	856
Banco Bradesco SA	86,400	1,588
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class Preference	28,480	1,343
Cia de Bebidas das Americas	79,700	3,754
Investimentos Itau SA	1,005,413	5,089
Itau Unibanco Holding SA	296,100	5,108
Marcopolo SA	81,300	549
Metalurgica Gerdau SA Class A	118,600	1,328
Oi SA	515,798	2,085
Petroleo Brasileiro SA Class Preference (Æ)	33,500	304
Suzano Papel e Celulose SA Class A (Æ)	829,300	3,040
Telefonica Brasil SA	42,310	1,068
Vale SA Class Preference (Æ)	142,100	2,762

		28,874

Chile - 0.0%
Embotelladora Andina SA	61,665	407
Embotelladora Andina SA Class A	13,200	68

		475

Colombia - 0.0%
Bancolombia SA	7,200	126

Russia - 0.2%
AK Transneft OAO	1,200	2,827

South Korea - 0.5%
Samsung Electronics Co., Ltd.	12,334	9,605

Total Preferred Stocks (cost $31,198)		41,907

Certificates of Participation - 0.4%
United Kingdom - 0.4%
Credit Suisse International Participation Notes Zero coupon due 03/27/13	773	1,569
HSBC Bank PLC
Zero coupon due 11/24/14	51	897
Zero coupon due 05/04/15	45	1,872
Series 0005
Zero coupon due 09/23/13	4,440	1,590
Series 0006
Zero coupon due 02/23/15	5,330	2,476

		8,404

United States - 0.0%
Citigroup Global Markets Holdings, Inc.
Series 2
Zero coupon due 10/28/13	317	502

Total Certificates of Participation (cost $12,537)		8,906

Russell Emerging Markets Fund	81

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Warrants & Rights - 0.2%
Curacao - 0.0%
First Gulf Bank PJSC (Æ)
2015 Warrants	353,500		1,223

Germany - 0.2%
Almarai Co., Ltd. (Þ)(Æ)
2016 Warrants	31,053		544
Commercial Bank of Qatar QSC (The) (Æ)
2017 Warrants	128,068		2,745

			3,289

Total Warrants & Rights (cost $4,033)			4,512

Short-Term Investments - 4.2%
United States - 4.2%
Russell U.S. Cash Management Fund	85,922,118	(¥)	85,922

Total Short-Term Investments (cost $85,922)			85,922

Other Securities - 2.7%
Russell U.S. Cash Collateral Fund (×)	55,932,935	(¥)	55,933

Total Other Securities (cost $55,933)			55,933

Total Investments - 96.5% (identified cost $1,625,600)			1,977,740

Other Assets and Liabilities, Net - 3.5%			72,698

Net Assets - 100.0%			2,050,438

See accompanying notes which are an integral part of the quarterly report.

82	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.6%
Bank of Ayudhya PCL	04/18/11	4,454,590	0.87	3,868	5,228
Big C Supercenter PCL	05/03/12	133,700	5.77	771	964
China ZhengTong Auto Services Holdings, Ltd.	11/02/12	4,783,500	0.77	3,684	4,256
Corp. Moctezuma SAB de CV	03/01/06	255,663	1.79	459	778
Kotak Mahindra Bank, Ltd.	03/26/12	267,948	10.46	2,802	3,427
Lupin, Ltd.	07/15/11	37,292	10.65	397	424
Novolipetsk Steel OJSC	10/26/12	35,344	19.25	680	749
Sberbank of Russia	10/28/08	4,589,133	1.42	9,294	16,757

					32,583

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	83

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
FTSE JSE Top 40 Index Futures (South Aftrica)	411	ZAR	148,618	03/13	240
Hang Seng China ENT Index Futures (Hong Kong)	299	HKD	181,598	02/13	45
Hang Seng Index Futures (Hong Kong)	153	HKD	181,886	02/13	33
KOSPI 200 Index Futures (South Korea)	275	KRW	35,516,250	03/13	(206)
Mexico Bolsa Index Futures (Mexico)	283	MXN	128,756	03/13	112
MSCI Taiwan Index Futures	960	USD	27,062	02/13	211
SGX CNX Nifty Index Futures (India)	1,460	USD	17,736	02/13	(38)
TurkDEX ISE-30 Index Futures (Turkey)	975	TRY	9,592	02/13	(84)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					313

See accompanying notes which are an integral part of this quarterly report.

84	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	2,012	BRL	4,000	02/04/13	(3)
Bank of America	USD	19,043	BRL	38,000	03/04/13	(18)
Bank of America	USD	223	TRY	400	03/20/13	4
Bank of America	USD	2,740	TRY	4,942	03/20/13	53
Bank of America	USD	3,505	TRY	6,200	03/20/13	—
Bank of America	BRL	4,000	USD	1,948	02/04/13	(61)
Bank of America	MXN	10,000	USD	766	03/20/13	(17)
Bank of America	TRY	2,300	USD	1,275	03/20/13	(25)
Barclays Bank PLC	USD	1,945	MXN	25,006	03/20/13	13
Citibank	USD	1,874	KRW	2,000,000	03/20/13	(42)
Citibank	USD	608	MXN	7,816	03/15/13	4
Citibank	USD	4,887	MXN	63,032	03/15/13	51
Citibank	USD	655	ZAR	5,960	03/15/13	7
Citibank	CLP	537,158	USD	1,128	03/15/13	(4)
Citibank	ZAR	1,299	USD	144	02/06/13	(1)
Commonwealth Bank of Australia	USD	2,582	HKD	20,010	03/20/13	(2)
Credit Suisse	USD	3,096	INR	171,000	03/20/13	90
Deutsche Bank AG	USD	2,844	BRL	5,863	02/04/13	100
Deutsche Bank AG	USD	2,582	HKD	20,010	03/20/13	(2)
Deutsche Bank AG	USD	19,263	KRW	21,000,000	03/20/13	(29)
Deutsche Bank AG	USD	1,946	MXN	25,006	03/20/13	12
Deutsche Bank AG	USD	2,836	ZAR	24,856	03/20/13	(74)
Deutsche Bank AG	BRL	5,863	USD	2,948	02/04/13	5
Deutsche Bank AG	INR	243,940	USD	4,404	03/15/13	(146)
Deutsche Bank AG	KRW	4,500,000	USD	4,202	03/20/13	80
Deutsche Bank AG	MYR	3,130	USD	1,033	03/15/13	29
Deutsche Bank AG	ZAR	437	USD	48	02/04/13	(1)
HSBC Bank PLC	USD	11,182	INR	600,000	03/20/13	(1)
HSBC Bank PLC	USD	1,652	KRW	1,782,500	03/20/13	(19)
JPMorgan Chase Bank	USD	2,582	HKD	20,010	03/20/13	(2)
JPMorgan Chase Bank	USD	1,652	KRW	1,782,500	03/20/13	(19)
Mellon Bank	USD	129	HKD	1,000	02/04/13	—
Mellon Bank	USD	387	HKD	3,000	03/20/13	—
Mellon Bank	USD	838	HKD	6,500	03/20/13	—
Mellon Bank	USD	20,634	HKD	160,000	03/20/13	—
Mellon Bank	MXN	748	USD	59	02/05/13	—
Royal Bank of Canada	USD	2,844	BRL	5,863	02/04/13	100
Royal Bank of Canada	USD	5,394	BRL	10,725	02/04/13	(8)
Royal Bank of Canada	USD	5,365	BRL	10,725	03/04/13	4
Royal Bank of Canada	BRL	5,863	USD	2,948	02/04/13	4
Royal Bank of Canada	BRL	10,725	USD	5,381	02/04/13	(4)
Royal Bank of Scotland PLC	USD	2,844	BRL	5,863	02/04/13	100
Royal Bank of Scotland PLC	USD	146	HKD	1,133	02/01/13	—
Royal Bank of Scotland PLC	USD	2,580	HKD	20,000	03/20/13	(1)
Royal Bank of Scotland PLC	USD	2,753	ZAR	24,235	03/15/13	(58)
Royal Bank of Scotland PLC	BRL	5,863	USD	2,948	02/04/13	5
Royal Bank of Scotland PLC	MXN	6,573	USD	516	02/01/13	(1)
Standard Chartered Bank	USD	2,996	KRW	3,176,589	03/15/13	(86)
Standard Chartered Bank	USD	5,876	MXN	75,000	03/20/13	(4)
Standard Chartered Bank	USD	2,837	ZAR	24,856	03/20/13	(75)
Standard Chartered Bank	USD	10,126	ZAR	91,000	03/20/13	(13)
Standard Chartered Bank	THB	65,502	USD	2,155	03/15/13	(36)
State Street Bank & Trust Co.	USD	866	AED	3,182	01/31/13	—

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	85

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	23	BRL	47	02/01/13	—
State Street Bank & Trust Co.	USD	159	BRL	317	02/01/13	—
State Street Bank & Trust Co.	USD	6	BRL	12	02/04/13	—
State Street Bank & Trust Co.	USD	21	BRL	42	02/04/13	—
State Street Bank & Trust Co.	USD	51	BRL	101	02/04/13	—
State Street Bank & Trust Co.	USD	142	BRL	283	02/04/13	—
State Street Bank & Trust Co.	USD	900	BRL	1,838	02/04/13	23
State Street Bank & Trust Co.	USD	982	BRL	2,000	02/04/13	22
State Street Bank & Trust Co.	USD	1,950	BRL	3,877	02/04/13	(3)
State Street Bank & Trust Co.	USD	2,844	BRL	5,863	02/04/13	100
State Street Bank & Trust Co.	USD	5,394	BRL	10,725	02/04/13	(8)
State Street Bank & Trust Co.	USD	6,984	BRL	13,886	02/04/13	(11)
State Street Bank & Trust Co.	USD	8,007	BRL	15,925	02/04/13	(10)
State Street Bank & Trust Co.	USD	5,364	BRL	10,725	03/04/13	6
State Street Bank & Trust Co.	USD	3,765	CLP	1,811,726	03/15/13	56
State Street Bank & Trust Co.	USD	2,505	COP	4,588,654	03/15/13	71
State Street Bank & Trust Co.	USD	37	HKD	287	02/01/13	—
State Street Bank & Trust Co.	USD	13	HKD	103	02/04/13	—
State Street Bank & Trust Co.	USD	19	HKD	151	02/04/13	—
State Street Bank & Trust Co.	USD	26	HKD	200	02/04/13	—
State Street Bank & Trust Co.	USD	438	HKD	3,400	03/20/13	—
State Street Bank & Trust Co.	USD	1,290	HKD	10,000	03/20/13	—
State Street Bank & Trust Co.	USD	2,580	HKD	20,000	03/20/13	(1)
State Street Bank & Trust Co.	USD	7,743	HKD	60,000	03/20/13	(5)
State Street Bank & Trust Co.	USD	927	IDR	9,049,216	02/01/13	2
State Street Bank & Trust Co.	USD	392	IDR	3,831,329	02/04/13	1
State Street Bank & Trust Co.	USD	727	INR	40,792	03/15/13	34
State Street Bank & Trust Co.	USD	3,681	INR	203,148	03/15/13	108
State Street Bank & Trust Co.	USD	3,101	INR	171,000	03/20/13	85
State Street Bank & Trust Co.	USD	412	KRW	447,533	02/01/13	(1)
State Street Bank & Trust Co.	USD	685	KRW	730,116	03/15/13	(16)
State Street Bank & Trust Co.	USD	993	KRW	1,076,160	03/15/13	(7)
State Street Bank & Trust Co.	USD	391	MXN	5,000	03/20/13	—
State Street Bank & Trust Co.	USD	467	MXN	6,000	03/20/13	3
State Street Bank & Trust Co.	USD	1,176	MXN	15,000	03/20/13	(1)
State Street Bank & Trust Co.	USD	2,935	MYR	9,021	03/15/13	(39)
State Street Bank & Trust Co.	USD	166	PHP	6,736	02/01/13	—
State Street Bank & Trust Co.	USD	173	PHP	7,035	02/04/13	—
State Street Bank & Trust Co.	USD	660	PHP	26,791	02/04/13	(1)
State Street Bank & Trust Co.	USD	687	RUB	21,443	03/15/13	22
State Street Bank & Trust Co.	USD	1,414	TRY	2,538	03/15/13	22
State Street Bank & Trust Co.	BRL	1	USD	1	02/01/13	—
State Street Bank & Trust Co.	BRL	28	USD	14	02/01/13	—
State Street Bank & Trust Co.	BRL	33	USD	17	02/01/13	—
State Street Bank & Trust Co.	BRL	138	USD	69	02/01/13	—
State Street Bank & Trust Co.	BRL	270	USD	135	02/01/13	—
State Street Bank & Trust Co.	BRL	2,047	USD	1,027	02/01/13	(1)
State Street Bank & Trust Co.	BRL	87	USD	44	02/04/13	—
State Street Bank & Trust Co.	BRL	143	USD	72	02/04/13	—
State Street Bank & Trust Co.	BRL	214	USD	108	02/04/13	—
State Street Bank & Trust Co.	BRL	1,838	USD	924	02/04/13	1
State Street Bank & Trust Co.	BRL	2,000	USD	1,006	02/04/13	2
State Street Bank & Trust Co.	BRL	3,877	USD	1,892	02/04/13	(55)

See accompanying notes which are an integral part of this quarterly report.

86	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	BRL	5,863	USD	2,948	02/04/13	5
State Street Bank & Trust Co.	BRL	10,725	USD	5,380	02/04/13	(6)
State Street Bank & Trust Co.	BRL	13,886	USD	6,739	02/04/13	(234)
State Street Bank & Trust Co.	BRL	15,925	USD	8,009	02/04/13	12
State Street Bank & Trust Co.	BRL	15,925	USD	7,984	03/04/13	11
State Street Bank & Trust Co.	HKD	13,000	USD	1,678	03/20/13	1
State Street Bank & Trust Co.	HKD	15,000	USD	1,935	03/20/13	1
State Street Bank & Trust Co.	IDR	217,936	USD	22	02/01/13	—
State Street Bank & Trust Co.	IDR	843,543	USD	86	02/01/13	(1)
State Street Bank & Trust Co.	IDR	1,120,700	USD	114	02/04/13	(1)
State Street Bank & Trust Co.	IDR	422,234	USD	43	02/05/13	—
State Street Bank & Trust Co.	KRW	659,258	USD	611	03/15/13	7
State Street Bank & Trust Co.	KRW	1,001,646	USD	920	03/15/13	3
State Street Bank & Trust Co.	KRW	4,147,004	USD	3,833	03/15/13	34
State Street Bank & Trust Co.	MXN	78	USD	6	02/01/13	—
State Street Bank & Trust Co.	MXN	195	USD	15	02/01/13	—
State Street Bank & Trust Co.	MYR	49	USD	16	02/04/13	—
State Street Bank & Trust Co.	PHP	156	USD	4	02/01/13	—
State Street Bank & Trust Co.	RUB	21,443	USD	663	03/15/13	(47)
State Street Bank & Trust Co.	TRY	1,283	USD	707	03/15/13	(19)
State Street Bank & Trust Co.	TRY	2,227	USD	1,251	03/15/13	(9)
State Street Bank & Trust Co.	TRY	3,254	USD	1,791	03/15/13	(49)
State Street Bank & Trust Co.	TRY	6,048	USD	3,344	03/15/13	(77)
State Street Bank & Trust Co.	ZAR	111	USD	12	02/01/13	—
State Street Bank & Trust Co.	ZAR	614	USD	69	02/01/13	—
State Street Bank & Trust Co.	ZAR	775	USD	85	02/04/13	(2)
State Street Bank & Trust Co.	ZAR	493	USD	55	02/05/13	(1)
State Street Bank & Trust Co.	ZAR	795	USD	89	02/06/13	—
UBS AG	ZAR	361	USD	40	02/01/13	—
Westpac Banking Corp.	USD	2,582	HKD	20,010	03/20/13	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(66)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	87

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$2,426	$—	$—	$2,426
Austria	1,311	—	—	1,311
Bermuda	28,115	—	—	28,115
Brazil	190,254	—	—	190,254
Canada	6,530	—	—	6,530
Cayman Islands	103,378	—	84	103,462
Chile	6,565	—	—	6,565
China	130,560	—	—	130,560
Colombia	8,126	—	—	8,126
Cyprus	1,455	—	486	1,941
Czech Republic	3,382	—	—	3,382
Egypt	3,031	—	—	3,031
Greece	2,019	—	—	2,019
Guernsey	409	—	—	409
Hong Kong	78,055	—	—	78,055
Hungary	10,275	—	—	10,275
India	104,769	—	—	104,769
Indonesia	58,333	—	—	58,333
Ireland	1,680	—	—	1,680
Israel	2,273	—	—	2,273
Jersey	1,449	—	—	1,449
Kazakhstan	1,559	—	—	1,559
Luxembourg	26,640	—	—	26,640
Malaysia	24,279	—	—	24,279
Mexico	104,741	—	—	104,741
Netherlands	4,937	—	—	4,937
Nigeria	9,982	—	—	9,982
Pakistan	553	—	—	553
Panama	2,828	—	—	2,828
Peru	1,636	—	—	1,636
Philippines	25,876	—	—	25,876
Poland	19,397	—	—	19,397
Qatar	988	—	—	988
Russia	138,641	—	554	139,195
South Africa	70,694	—	—	70,694
South Korea	214,260	—	—	214,260
Spain	2,238	—	—	2,238
Taiwan	136,832	—	—	136,832
Thailand	91,933	—	—	91,933
Turkey	80,434	—	—	80,434
United Arab Emirates	1,063	—	—	1,063
United Kingdom	39,732	18,236	—	57,968
United States	16,748	—	—	16,748
Zimbabwe	814	—	—	814
Preferred Stocks	41,907	—	—	41,907
Certificates of Participation	—	7,337	1,569	8,906
Warrants & Rights	—	4,512	—	4,512
Short-Term Investments	—	85,922	—	85,922
Other Securities	—	55,933	—	55,933

Total Investments	1,803,107	171,940	2,693	1,977,740

Other Financial Instruments
Futures Contracts	313	—	—	313
Foreign Currency Exchange Contracts	(26)	(40)	—	(66)

Total Other Financial Instruments*	$287	$(40)	$—	$247

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

See accompanying notes which are an integral part of this quarterly report.

88	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Fair Value of Derivative Instruments — January 31, 2013 (Unaudited)

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	89

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 89.3%
Consumer Discretionary - 14.0%
Amazon.com, Inc. (Æ)	38,240	10,153
AutoZone, Inc. (Æ)	2,200	813
Carnival Corp.	10,500	407
CBS Corp. Class B	33,900	1,414
Chipotle Mexican Grill, Inc. Class A (Æ)	8,500	2,610
Coach, Inc.	51,200	2,611
Comcast Corp. Class A	185,932	6,919
DISH Network Corp. Class A	6,400	239
eBay, Inc. (Æ)	72,130	4,034
Expedia, Inc.	12,200	796
Family Dollar Stores, Inc.	1,300	74
Ford Motor Co.	252,694	3,272
General Motors Co. (Æ)(Ñ)	85,000	2,388
Home Depot, Inc.	36,700	2,456
Johnson Controls, Inc.	23,700	737
Kohl’s Corp.	44,349	2,053
Las Vegas Sands Corp.	44,200	2,442
Lennar Corp. Class A	2,800	116
Lowe’s Cos., Inc.	125,234	4,783
Lululemon Athletica, Inc. (Æ)(Ñ)	2,000	138
Macy’s, Inc.	12,500	494
McDonald’s Corp.	2,500	238
Nike, Inc. Class B	47,200	2,551
NVR, Inc. (Æ)	200	206
priceline.com, Inc. (Æ)	4,459	3,057
PulteGroup, Inc. (Æ)	51,000	1,058
Ross Stores, Inc.	6,500	388
Royal Caribbean Cruises, Ltd.	11,100	402
Ryland Group, Inc. (The)	2,000	79
Starbucks Corp.	86,660	4,863
Starwood Hotels & Resorts Worldwide, Inc. (ö)	29,760	1,828
Target Corp.	29,300	1,770
Time Warner Cable, Inc.	12,600	1,126
Time Warner, Inc.	85,100	4,299
TJX Cos., Inc.	23,100	1,044
VF Corp.	6,500	959
Viacom, Inc. Class B	34,700	2,094
Wal-Mart Stores, Inc.	10,100	706
Walt Disney Co. (The)	7,200	388
Wyndham Worldwide Corp.	70,879	3,954
Yum! Brands, Inc.	43,170	2,803

		82,762

Consumer Staples - 5.7%
Archer-Daniels-Midland Co.	33,300	950
Cia de Bebidas das Americas - ADR	61,220	2,881
Coca-Cola Co. (The)	166,500	6,200
Coca-Cola Enterprises, Inc.	11,600	405
Colgate-Palmolive Co.	36,430	3,912
ConAgra Foods, Inc.	14,900	487
CVS Caremark Corp.	127,384	6,522
Dr Pepper Snapple Group, Inc.	9,700	437
Energizer Holdings, Inc.	4,300	374
General Mills, Inc.	30,300	1,271

	Principal Amount ($) or Shares	Fair Value $
Kimberly-Clark Corp.	1,700	152
Kroger Co. (The)	8,200	227
Mondelez International, Inc. Class A	80,400	2,234
PepsiCo, Inc.	28,800	2,098
Philip Morris International, Inc.	28,800	2,539
Procter & Gamble Co. (The)	37,400	2,811

		33,500

Energy - 10.1%
Anadarko Petroleum Corp.	7,100	568
Apache Corp.	58,671	4,914
Baker Hughes, Inc.	11,100	496
Cameron International Corp. (Æ)	54,797	3,469
Cheniere Energy, Inc. (Æ)	9,400	200
Chevron Corp.	54,110	6,231
ConocoPhillips	15,600	905
Denbury Resources, Inc. (Æ)	10,300	192
Dresser-Rand Group, Inc. (Æ)	50,418	3,078
Ensco PLC Class A	11,300	718
EOG Resources, Inc.	6,900	862
Exxon Mobil Corp.	40,046	3,603
FMC Technologies, Inc. (Æ)	42,300	2,003
Halliburton Co.	127,423	5,184
Kinder Morgan, Inc.	114,594	4,293
Marathon Petroleum Corp.	7,700	571
National Oilwell Varco, Inc.	88,920	6,593
Noble Energy, Inc.	6,300	679
Occidental Petroleum Corp.	25,700	2,269
Phillips 66 (Æ)	2,700	164
Royal Dutch Shell PLC - ADR (Æ)	22,794	1,607
Schlumberger, Ltd.	97,250	7,590
Southwestern Energy Co. (Æ)	40,500	1,389
Valero Energy Corp.	31,100	1,360
Walter Energy, Inc. Class A	3,500	131
Williams Cos., Inc. (The)	19,700	691

		59,760

Financial Services - 14.7%
ACE, Ltd.	44,267	3,777
Alexandria Real Estate Equities, Inc. (ö)	4,600	334
American Express Co.	60,100	3,534
American International Group, Inc. (Æ)	167,322	6,330
Ameriprise Financial, Inc.	4,800	318
Aon PLC	31,000	1,790
Axis Capital Holdings, Ltd.	9,200	352
Bank of America Corp.	216,800	2,454
Berkshire Hathaway, Inc. Class B (Æ)	7,900	766
Capital One Financial Corp.	35,000	1,971
CBL & Associates Properties, Inc. (ö)	8,200	176
Citigroup, Inc.	109,400	4,612
CME Group, Inc. Class A	8,700	503
Comerica, Inc.	3,100	107
Digital Realty Trust, Inc. (Ñ)(ö)	2,600	177
Discover Financial Services	8,700	334
Everest Re Group, Ltd.	1,800	208
Fidelity National Information Services, Inc.	3,300	122
Goldman Sachs Group, Inc. (The)	38,250	5,656

90	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Hartford Financial Services Group, Inc.	141,900	3,519
HCP, Inc. (ö)	8,500	394
Highwoods Properties, Inc. (ö)	13,100	472
IntercontinentalExchange, Inc. (Æ)	1,600	222
Invesco, Ltd.	37,900	1,033
JPMorgan Chase & Co.	88,383	4,158
KeyCorp	17,500	165
Liberty Property Trust (ö)	12,100	474
Loews Corp.	27,550	1,195
Mastercard, Inc. Class A (Ñ)	8,742	4,532
MetLife, Inc.	182,359	6,809
Morgan Stanley	30,700	702
Post Properties, Inc. (ö)	3,200	155
Prologis, Inc. (ö)	9,600	383
Prudential Financial, Inc.	12,800	741
Public Storage (ö)	1,200	185
Regions Financial Corp.	12,700	99
Simon Property Group, Inc. (ö)	7,300	1,169
State Street Corp.	78,000	4,341
SunTrust Banks, Inc.	14,200	403
TD Ameritrade Holding Corp.	6,600	128
Unum Group	91,050	2,122
US Bancorp	11,100	367
Ventas, Inc. (ö)	4,400	292
Visa, Inc. Class A	70,305	11,102
Wells Fargo & Co.	237,530	8,273

		86,956

Health Care - 13.2%
Abbott Laboratories	83,587	2,832
AbbVie, Inc.	83,587	3,067
Actavis, Inc. (Æ)	900	78
Aetna, Inc.	4,000	193
Alexion Pharmaceuticals, Inc. (Æ)	31,400	2,951
Allergan, Inc.	46,600	4,893
Amgen, Inc.	24,997	2,136
athenahealth, Inc. (Æ)	11,900	1,029
Baxter International, Inc.	9,900	672
Biogen Idec, Inc. (Æ)	11,700	1,826
BioMarin Pharmaceutical, Inc. (Æ)	27,500	1,509
CareFusion Corp. (Æ)	38,900	1,207
Celgene Corp. (Æ)	21,000	2,078
Cerner Corp. (Æ)	65,410	5,400
Covidien PLC	82,955	5,171
DaVita HealthCare Partners, Inc. (Æ)	5,900	681
Express Scripts Holding Co. (Æ)	44,648	2,385
Humana, Inc.	15,900	1,182
Intuitive Surgical, Inc. (Æ)	9,290	5,336
Johnson & Johnson	9,700	717
McKesson Corp.	700	74
Merck & Co., Inc.	82,700	3,577
Mylan, Inc. (Æ)	108,190	3,059
Novo Nordisk A/S - ADR	15,960	2,942
Onyx Pharmaceuticals, Inc. (Æ)	2,500	194
PerkinElmer, Inc.	2,100	74
Perrigo Co.	24,780	2,491
Pfizer, Inc.	179,410	4,894

	Principal Amount ($) or Shares	Fair Value $
Regeneron Pharmaceuticals, Inc. (Æ)	11,645	2,026
Sanofi - ADR	51,600	2,512
Teva Pharmaceutical Industries, Ltd. - ADR	40,000	1,520
Thermo Fisher Scientific, Inc.	52,709	3,802
UnitedHealth Group, Inc.	81,956	4,525
Valeant Pharmaceuticals International, Inc. (Æ)	4,800	318
Vertex Pharmaceuticals, Inc. (Æ)	8,600	385
Zoetis, Inc. (Æ)	3,300	86

		77,822

Materials and Processing - 5.1%
Air Products & Chemicals, Inc.	14,600	1,276
Alcoa, Inc.	44,000	389
AngloGold Ashanti, Ltd. - ADR	63,350	1,775
Axiall Corp.	4,500	253
Ball Corp.	3,000	134
Barrick Gold Corp.	42,300	1,350
CF Industries Holdings, Inc.	2,100	481
Crown Holdings, Inc. (Æ)	15,000	568
Dow Chemical Co. (The)	18,400	593
Ecolab, Inc.	49,450	3,580
EI du Pont de Nemours & Co.	18,600	883
Fastenal Co.	47,010	2,335
Freeport-McMoRan Copper & Gold, Inc.	6,700	236
Masco Corp.	24,100	443
Monsanto Co.	43,530	4,412
Mosaic Co. (The)	57,455	3,519
PPG Industries, Inc. (Ñ)	2,500	345
Praxair, Inc.	64,357	7,103
Rock Tenn Co. Class A	2,600	205
United States Steel Corp. (Ñ)	7,600	170

		30,050

Producer Durables - 8.1%
3M Co.	6,400	643
Accenture PLC Class A	9,700	697
ADT Corp. (The)	56,608	2,689
Automatic Data Processing, Inc.	58,900	3,492
CSX Corp.	123,500	2,721
Danone - ADR (Æ)	136,480	1,911
Deere & Co.	1,500	141
Emerson Electric Co.	31,000	1,775
Fluor Corp.	27,700	1,796
General Electric Co.	60,400	1,346
Genpact, Ltd.	4,800	80
Honeywell International, Inc.	72,523	4,949
Ingersoll-Rand PLC	22,300	1,146
Joy Global, Inc.	13,840	874
Mettler-Toledo International, Inc. (Æ)	1,300	276
Norfolk Southern Corp.	8,300	572
PACCAR, Inc.	49,200	2,315
Parker Hannifin Corp.	800	74
Pentair, Ltd.	11,910	604
Pitney Bowes, Inc. (Ñ)	36,100	520
Raytheon Co.	16,900	890

Russell Tax-Managed U.S. Large Cap Fund	91

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Southwest Airlines Co.	6,600	74
SPX Corp.	6,000	448
Tyco International, Ltd.	123,938	3,747
Union Pacific Corp.	28,970	3,808
United Parcel Service, Inc. Class B	37,277	2,956
United Technologies Corp.	72,560	6,354
WW Grainger, Inc.	3,800	828

		47,726

Technology - 15.2%
Adobe Systems, Inc. (Æ)	16,700	632
Altera Corp.	7,400	247
Apple, Inc.	35,080	15,972
Applied Materials, Inc.	67,200	868
ARM Holdings PLC - ADR (Ñ)	44,400	1,823
ASML Holding NV (Ñ)	44,044	3,307
Broadcom Corp. Class A	32,600	1,058
CA, Inc.	110,500	2,743
Cisco Systems, Inc.	210,800	4,336
Citrix Systems, Inc. (Æ)	5,900	432
Cognizant Technology Solutions Corp. Class A (Æ)	11,800	923
EMC Corp. (Æ)	117,242	2,885
F5 Networks, Inc. (Æ)	23,200	2,433
Facebook, Inc. Class A (Æ)	84,900	2,629
Freescale Semiconductor, Ltd. (Æ)(Ñ)	15,800	228
Google, Inc. Class A (Æ)	17,647	13,336
Hewlett-Packard Co.	4,700	78
International Business Machines Corp. (Ñ)	20,202	4,103
KLA-Tencor Corp.	2,100	115
Lam Research Corp. (Æ)	17,725	729
LinkedIn Corp. Class A (Æ)	800	99
LSI Corp. (Æ)	43,600	307
Microsoft Corp.	186,800	5,132
Oracle Corp.	163,238	5,797
QUALCOMM, Inc.	98,120	6,479
Red Hat, Inc. (Æ)	56,270	3,126
Salesforce.com, Inc. (Æ)	34,900	6,007
SanDisk Corp. (Æ)	2,700	135
SAP AG - ADR	34,080	2,795
Vodafone Group PLC - ADR	25,000	683
Xilinx, Inc.	9,300	339

		89,776

Utilities - 3.2%
Ameren Corp.	2,400	78
AT&T, Inc.	29,200	1,016
Atmos Energy Corp.	800	30
Calpine Corp. (Æ)	200,407	3,954
Canadian Natural Resources, Ltd.	66,650	2,014
Edison International	15,300	737
Exelon Corp.	12,200	384
NextEra Energy, Inc.	20,400	1,470
NiSource, Inc.	25,300	684

	Principal Amount ($) or Shares		Fair Value $
NRG Energy, Inc.	36,100		866
NV Energy, Inc.	34,100		646
OGE Energy Corp.	2,000		117
ONEOK, Inc.	800		38
Sempra Energy	17,000		1,276
Sprint Nextel Corp. (Æ)	18,900		106
Talisman Energy, Inc.	183,950		2,303
UGI Corp.	5,400		190
Verizon Communications, Inc.	69,275		3,021

			18,930

Total Common Stocks (cost $377,376)			527,282

Short-Term Investments - 10.1%
Russell U.S. Cash Management Fund	59,314,821	(¥)	59,315

Total Short-Term Investments (cost $59,315)			59,315

Other Securities - 1.9%
Russell U.S. Cash Collateral Fund (×)	11,445,820	(¥)	11,446

Total Other Securities (cost $11,446)			11,446

Total Investments - 101.3% (identified cost $448,137)			598,043

Other Assets and Liabilities, Net - (1.3%)			(7,773)

Net Assets - 100.0%			590,270

See accompanying notes which are an integral part of this quarterly report.

92	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts		Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	92	USD	6,869	03/13	42
S&P 500 E-Mini Utilities Select Sector Index Futures (CME)	240	USD	8,822	03/13	428
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	522	USD	19,230	03/13	640
S&P E-Mini Health Care Select Sector Index Futures (CME)	263	USD	11,285	03/13	665

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,775

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$82,762	$—	$—	$82,762
Consumer Staples	33,500	—	—	33,500
Energy	59,760	—	—	59,760
Financial Services	86,956	—	—	86,956
Health Care	77,822	—	—	77,822
Materials and Processing	30,050	—	—	30,050
Producer Durables	47,726	—	—	47,726
Technology	89,776	—	—	89,776
Utilities	18,930	—	—	18,930
Short-Term Investments	—	59,315	—	59,315
Other Securities	—	11,446	—	11,446

Total Investments	527,282	70,761	—	598,043

Other Financial Instruments
Futures Contracts	1,775	—	—	1,775

Total Other Financial Instruments*	$1,775	$—	$—	$1,775

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	93

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 92.0%
Consumer Discretionary -16.2%
1-800-Flowers.com, Inc. Class A (Æ)	7,271	29
Aaron’s, Inc. Class A	22,874	678
Aeropostale, Inc. (Æ)	6,007	81
American Eagle Outfitters, Inc.	18,220	368
ANN, Inc. (Æ)	20,873	644
Barnes & Noble, Inc. (Æ)	7,464	100
Beazer Homes USA, Inc. (Æ)	5,350	101
Biglari Holdings, Inc. (Æ)	264	97
BJ’s Restaurants, Inc. (Æ)	18,100	579
Brinker International, Inc.	5,680	186
Buffalo Wild Wings, Inc. (Æ)	10,660	784
Cabela’s, Inc. (Æ)	15,928	822
Callaway Golf Co.	14,281	94
Capella Education Co. (Æ)	14,004	383
CarMax, Inc. (Æ)	3,990	157
Carter’s, Inc. (Æ)	9,152	551
Cato Corp. (The) Class A	24,480	675
Cedar Fair, LP	17,832	669
Cheesecake Factory, Inc. (The)	13,710	455
Chico’s FAS, Inc.	10,882	195
Coinstar, Inc. (Æ)(Ñ)	9,487	483
Cooper Tire & Rubber Co.	4,229	108
Dana Holding Corp.	9,122	147
Domino’s Pizza, Inc.	16,747	780
Dorman Products, Inc.	23,936	829
DR Horton, Inc.	8,130	192
DreamWorks Animation SKG, Inc. Class A (Æ)	5,210	91
Dunkin’ Brands Group, Inc.	6,260	229
Ethan Allen Interiors, Inc.	23,009	665
Gannett Co., Inc.	6,655	131
Gentex Corp.	6,490	124
Gentherm, Inc. (Æ)	86,808	1,257
G-III Apparel Group, Ltd. (Æ)	11,350	407
Goodyear Tire & Rubber Co. (The) (Æ)	6,684	92
Grand Canyon Education, Inc. (Æ)	6,325	151
Hanesbrands, Inc. (Æ)	2,887	108
Helen of Troy, Ltd. (Æ)	8,175	296
Hertz Global Holdings, Inc. (Æ)	11,872	217
hhgregg, Inc. (Æ)	6,587	56
Hibbett Sports, Inc. (Æ)	20,510	1,080
Iconix Brand Group, Inc. (Æ)	6,370	153
International Game Technology	28,300	435
Interpublic Group of Cos., Inc. (The)	14,186	172
Jack in the Box, Inc. (Æ)	19,720	572
John Wiley & Sons, Inc. Class A (Æ)	3,050	117
KAR Auction Services, Inc.	3,731	80
Lamar Advertising Co. Class A (Æ)	2,710	115
Liberty Media Corp. Class A (Æ)	1,049	117
Life Time Fitness, Inc. (Æ)	2,427	123
LKQ Corp. (Æ)	88,190	1,975
Matthews International Corp. Class A	11,400	373
Meredith Corp. (Ñ)	12,175	441
Meritage Homes Corp. (Æ)	9,380	415
Meritor, Inc. (Æ)	18,343	84
Monro Muffler Brake, Inc.	37,090	1,343

	Principal Amount ($) or Shares	Fair Value $
Polaris Industries, Inc.	4,940	430
Pool Corp.	4,002	183
Proto Labs, Inc. (Æ)	23,837	980
PulteGroup, Inc. (Æ)	11,825	245
PVH Corp.	4,839	575
Red Robin Gourmet Burgers, Inc. (Æ)	2,684	99
Ross Stores, Inc.	2,423	145
Ryman Hospitality Properties, Inc. (ö)	4,267	170
Service Corp. International	12,050	180
Shoe Carnival, Inc.	6,564	134
Shutterfly, Inc. (Æ)	19,730	653
Signet Jewelers, Ltd.	3,633	227
Starz—Liberty Capital (Æ)	1,049	17
Tenneco, Inc. (Æ)	17,583	615
Tiffany & Co.	1,713	113
Tilly’s, Inc. Class A (Æ)	47,170	699
TiVo, Inc. (Æ)	8,638	115
Tractor Supply Co.	6,107	633
Tupperware Brands Corp.	2,972	226
Under Armour, Inc. Class A (Æ)	4,580	233
Urban Outfitters, Inc. (Æ)	11,820	506
ValueClick, Inc. (Æ)	29,496	604
Vera Bradley, Inc. (Æ)(Ñ)	3,463	88
WMS Industries, Inc. (Æ)	15,987	396
Wolverine World Wide, Inc.	2,368	102
Wyndham Worldwide Corp.	2,736	153
Zale Corp. (Æ)	72,520	357
Zumiez, Inc. (Æ)	14,880	314

		30,798

Consumer Staples - 3.1%
Boulder Brands, Inc. (Æ)	30,756	413
Casey’s General Stores, Inc.	25,837	1,414
Constellation Brands, Inc. Class A (Æ)	3,097	100
Flowers Foods, Inc.	14,969	402
Fresh Market, Inc. (The) (Æ)	9,970	488
Hain Celestial Group, Inc. (The) (Æ)	3,277	187
Harris Teeter Supermarkets, Inc.	4,139	172
Herbalife, Ltd. (Ñ)	8,980	326
JM Smucker Co. (The)	1,628	144
Monster Beverage Corp. (Æ)	2,242	108
Sanderson Farms, Inc.	12,325	622
TreeHouse Foods, Inc. (Æ)	22,919	1,213
United Natural Foods, Inc. (Æ)	4,523	244

		5,833

Energy - 3.5%
Basic Energy Services, Inc. (Æ)	12,175	158
Bill Barrett Corp. (Æ)	23,194	370
Cabot Oil & Gas Corp.	2,937	155
CARBO Ceramics, Inc.	5,050	405
Comstock Resources, Inc. (Æ)	474	7
Dril-Quip, Inc. (Æ)	15,330	1,243
Exterran Holdings, Inc. (Æ)	6,626	154
First Solar, Inc. (Æ)	5,823	164
Kosmos Energy, Ltd. (Æ)	5,839	72
Lufkin Industries, Inc.	2,406	139

94	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Oceaneering International, Inc.	3,328	210
Oil States International, Inc. (Æ)	2,698	209
Plains Exploration & Production Co. (Æ)	3,280	157
Resolute Energy Corp. (Æ)	9,834	84
Rosetta Resources, Inc. (Æ)	3,716	197
SM Energy Co.	6,720	391
SunPower Corp. Class A (Æ)	17,090	133
Superior Energy Services, Inc. (Æ)	19,260	481
Synergy Resources Corp. (Æ)	8,668	54
Tesoro Corp.	5,293	258
Walter Energy, Inc. Class A	7,964	299
Whiting Petroleum Corp. (Æ)	13,057	621
Willbros Group, Inc. (Æ)	76,044	497
World Fuel Services Corp.	3,012	130

		6,588

Financial Services - 17.4%
Advent Software, Inc. (Æ)	21,165	522
Affiliated Managers Group, Inc. (Æ)	1,590	229
Alleghany Corp. (Æ)	207	75
American Equity Investment Life Holding Co.	57,473	775
AmREIT, Inc. Class B (ö)	5,047	89
Apollo Investment Corp.	11,689	105
Ares Capital Corp.	10,550	189
Argo Group International Holdings, Ltd.	16,754	605
Assured Guaranty, Ltd.	7,127	129
Axis Capital Holdings, Ltd.	5,432	208
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	156
Bank of Hawaii Corp.	8,637	415
Bank of the Ozarks, Inc.	25,860	939
BioMed Realty Trust, Inc. (ö)	19,010	387
Broadridge Financial Solutions, Inc.	5,818	137
Brookline Bancorp, Inc.	4,655	41
Camden Property Trust (ö)	3,242	225
Cardtronics, Inc. (Æ)	27,260	706
Cash America International, Inc.	2,524	121
CBL & Associates Properties, Inc. (ö)	5,858	126
CBOE Holdings, Inc.	3,885	132
CBRE Group, Inc. Class A (Æ)	22,968	496
Cedar Realty Trust, Inc. (ö)	19,364	107
Chimera Investment Corp. (ö)	44,201	135
Columbia Banking System, Inc.	5,350	108
Community Bank System, Inc.	19,863	564
CreXus Investment Corp. (ö)	11,757	156
CVB Financial Corp.	10,947	120
DuPont Fabros Technology, Inc. (ö)	16,575	392
Education Realty Trust, Inc. Class A (ö)	32,350	348
Endurance Specialty Holdings, Ltd.	14,285	613
Equifax, Inc.	4,071	239
Evercore Partners, Inc. Class A	19,550	749
Extra Space Storage, Inc. (ö)	5,406	215
Fair Isaac Corp.	18,161	818
Federal Agricultural Mortgage Corp. Class C	4,640	159
Federal Realty Investment Trust (ö)	2,297	243

	Principal Amount ($) or Shares	Fair Value $
FelCor Lodging Trust, Inc. (Æ)(ö)	100,874	543
Fidelity National Financial, Inc. Class A	15,973	401
Fifth Street Finance Corp.	9,196	100
First Financial Bankshares, Inc. (Ñ)	14,210	583
First Industrial Realty Trust, Inc. (ö)	45,427	712
First Midwest Bancorp, Inc.	7,424	94
FNB Corp.	46,050	534
Glacier Bancorp, Inc.	37,110	578
Green Dot Corp. Class A (Æ)	6,919	93
Hanover Insurance Group, Inc. (The)	14,600	607
Health Care REIT, Inc. (ö)	2,456	154
Healthcare Realty Trust, Inc. (ö)	24,750	631
Home Properties, Inc. (ö)	7,966	490
Hudson City Bancorp, Inc.	16,855	144
Huntington Bancshares, Inc.	18,060	126
Iberiabank Corp.	2,759	142
Imperial Holdings, Inc. (Æ)	12,830	54
Inland Real Estate Corp. (ö)	14,388	131
iStar Financial, Inc. (Æ)(ö)	15,472	150
Kayne Anderson Energy Development Co.	5,082	138
KeyCorp	15,208	143
Macerich Co. (The) (ö)	2,415	144
Markel Corp. (Æ)	428	204
MBIA, Inc. (Æ)	466	4
MGIC Investment Corp. (Æ)	125,366	348
Mid-America Apartment Communities, Inc. (ö)	15,754	1,030
National Health Investors, Inc. (ö)	10,012	637
Navigators Group, Inc. (The) (Æ)	2,541	138
Northwest Bancshares, Inc.	8,090	99
Ocwen Financial Corp. Class A (Æ)	12,750	497
Old National Bancorp	38,040	508
Oritani Financial Corp.	9,092	138
PacWest Bancorp	20,710	569
PennyMac Mortgage Investment Trust (ö)	6,200	165
Post Properties, Inc. (ö)	3,782	183
Prosperity Bancshares, Inc. (Æ)	10,755	485
PS Business Parks, Inc. (ö)	8,725	622
Radian Group, Inc.	25,921	167
Raymond James Financial, Inc.	8,578	383
Reinsurance Group of America, Inc. Class A	2,399	138
Resource Capital Corp. (ö)	13,779	86
Selective Insurance Group, Inc.	65,176	1,337
Signature Bank (Æ)	8,061	596
SL Green Realty Corp. (ö)	1,767	142
Sun Communities, Inc. (ö)	21,516	924
Tanger Factory Outlet Centers, Inc. (ö)	5,573	197
Texas Capital Bancshares, Inc. (Æ)	9,240	382
Tower Group, Inc.	21,262	410
Two Harbors Investment Corp. (ö)	10,914	135
UMB Financial Corp.	11,625	515
Umpqua Holdings Corp.	44,409	561
United Bankshares, Inc. (Ñ)	12,370	315
Ventas, Inc. (ö)	2,338	155
Waddell & Reed Financial, Inc. Class A	5,063	201
Walter Investment Management Corp. (Æ)	21,714	973

Russell Tax-Managed U.S. Mid & Small Cap Fund	95

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Webster Financial Corp.	19,323	430
Westamerica Bancorporation	7,283	323
Westwood Holdings Group, Inc.	1,765	74
WSFS Financial Corp.	2,677	122
Zillow, Inc. Class A (Æ)(Ñ)	8,430	319
Zions Bancorporation	6,307	147

		33,124

Health Care - 10.8%
Acadia Healthcare Co., Inc. (Æ)	21,449	548
Actavis, Inc. (Æ)	1,789	155
Akorn, Inc. (Æ)	75,330	986
Alere, Inc. (Æ)	5,509	117
Alexion Pharmaceuticals, Inc. (Æ)	1,299	122
Align Technology, Inc. (Æ)	5,915	185
Ariad Pharmaceuticals, Inc. (Æ)	14,799	294
Auxilium Pharmaceuticals, Inc. (Æ)	4,587	84
BioMarin Pharmaceutical, Inc. (Æ)	9,211	506
Bio-Reference Labs, Inc. (Æ)(Ñ)	30,008	833
Catamaran Corp. (Æ)	35,045	1,818
Celldex Therapeutics, Inc. (Æ)	19,172	143
Chemed Corp.	2,336	176
Community Health Systems, Inc.	8,350	320
Conceptus, Inc. (Æ)	6,513	135
Cooper Cos., Inc. (The)	2,152	218
Covance, Inc. (Æ)	2,834	189
Cubist Pharmaceuticals, Inc. (Æ)	6,380	275
Endo Health Solutions, Inc. (Æ)	2,462	78
Greatbatch, Inc. (Æ)	19,750	524
Greenway Medical Technologies, Inc. (Æ)(Ñ)	33,199	495
Haemonetics Corp. (Æ)	31,653	1,328
HealthSouth Corp. (Æ)	1,700	41
Henry Schein, Inc. (Æ)	1,751	151
HMS Holdings Corp. (Æ)	27,380	746
Hologic, Inc. (Æ)	9,896	236
IDEXX Laboratories, Inc. (Æ)	3,290	313
IPC The Hospitalist Co., Inc. (Æ)	22,412	956
Ironwood Pharmaceuticals, Inc. Class A (Æ)	8,045	103
Isis Pharmaceuticals, Inc. (Æ)	10,159	148
LifePoint Hospitals, Inc. (Æ)	9,464	414
Magellan Health Services, Inc. (Æ)	7,596	390
MedAssets, Inc. (Æ)	8,685	170
MEDNAX, Inc. (Æ)	2,410	206
Meridian Bioscience, Inc.	410	9
Merit Medical Systems, Inc. (Æ)	35,553	493
MiMedx Group, Inc. (Æ)	11,030	48
MWI Veterinary Supply, Inc. (Æ)	15,557	1,747
Neogen Corp. (Æ)	16,352	760
Omnicell, Inc. (Æ)	8,346	132
Onyx Pharmaceuticals, Inc. (Æ)	5,980	464
Orexigen Therapeutics, Inc. (Æ)	26,292	150
Orthofix International NV (Æ)	3,868	148
PAREXEL International Corp. (Æ)	13,060	442
Pharmacyclics, Inc. (Æ)	3,720	258
Quality Systems, Inc.	4,857	89
Regeneron Pharmaceuticals, Inc. (Æ)	396	69
ResMed, Inc.	9,780	428

	Principal Amount ($) or Shares	Fair Value $
Seattle Genetics, Inc. (Æ)	4,553	134
Teleflex, Inc.	5,780	433
Tenet Healthcare Corp. (Æ)	4,944	192
US Physical Therapy, Inc.	23,803	586
VCA Antech, Inc. (Æ)	20,184	436
ViroPharma, Inc. (Æ)	6,312	168

		20,589

Materials and Processing - 5.3%
AAON, Inc.	6,921	157
Acuity Brands, Inc.	7,419	510
Airgas, Inc.	1,657	158
Allegheny Technologies, Inc.	3,316	105
Allied Nevada Gold Corp. (Æ)	4,188	99
Ashland, Inc.	1,528	120
Ball Corp.	4,470	199
Belden, Inc.	3,748	181
Calgon Carbon Corp. (Æ)	37,425	600
Carpenter Technology Corp.	9,881	517
Clarcor, Inc.	11,125	561
Coeur d’Alene Mines Corp. (Æ)	2,755	60
Commercial Metals Co.	19,780	329
Compass Minerals International, Inc.	5,721	412
Crown Holdings, Inc. (Æ)	5,723	217
Eagle Materials, Inc.	3,008	195
Eastman Chemical Co.	2,170	154
Hexcel Corp. (Æ)	16,800	450
Horsehead Holding Corp. (Æ)	11,069	110
Intrepid Potash, Inc.	18,912	441
Koppers Holdings, Inc.	17,450	708
Kraton Performance Polymers, Inc. (Æ)	5,489	144
Lennox International, Inc.	3,355	193
Methanex Corp.	9,000	323
Minerals Technologies, Inc.	16,922	700
Owens Corning (Æ)	3,111	130
Packaging Corp. of America	5,026	193
Post Holdings, Inc. (Æ)	2,472	94
RPM International, Inc.	6,601	206
Schnitzer Steel Industries, Inc. Class A	23,236	676
Sonoco Products Co.	3,919	122
Steel Dynamics, Inc.	7,194	109
Universal Forest Products, Inc.	2,625	107
Valspar Corp.	7,740	513
WR Grace & Co. (Æ)	3,133	225

		10,018

Producer Durables - 17.0%
Accuride Corp. (Æ)	92,893	349
Actuant Corp. Class A	17,597	519
ADA-ES, Inc. Class A (Æ)	22,288	529
Advisory Board Co. (The) (Æ)	27,529	1,493
Aircastle, Ltd.	8,190	113
Alaska Air Group, Inc. (Æ)	9,440	435
Allegiant Travel Co. Class A	2,250	168
Ametek, Inc.	3,761	154
Applied Industrial Technologies, Inc.	4,088	180
Atlas Air Worldwide Holdings, Inc. (Æ)	2,100	95

96	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

B/E Aerospace, Inc. (Æ)	8,090	417
Babcock & Wilcox Co. (The)	1,725	46
Barnes Group, Inc.	26,009	622
Blount International, Inc. (Æ)	25,000	426
Brink’s Co. (The)	23,625	705
Bristow Group, Inc.	18,384	1,048
Carlisle Cos., Inc.	3,258	209
CDI Corp.	6,882	117
Celadon Group, Inc.	5,958	118
Chart Industries, Inc. (Æ)	5,270	349
Chicago Bridge & Iron Co. NV	3,261	166
Clean Harbors, Inc. (Æ)	5,820	324
Colfax Corp. (Æ)	10,720	478
Commercial Vehicle Group, Inc. (Æ)	39,531	320
Con-way, Inc.	3,100	97
Corrections Corp. of America	5,353	203
CoStar Group, Inc. (Æ)	11,010	1,033
Echo Global Logistics, Inc. (Æ)	58,340	1,083
Electronics for Imaging, Inc. (Æ)	5,224	118
EnPro Industries, Inc. (Æ)	10,599	471
ExlService Holdings, Inc. (Æ)	49,428	1,466
Forward Air Corp.	3,832	142
Franklin Electric Co., Inc.	7,405	493
G&K Services, Inc. Class A	7,800	312
GATX Corp.	17,275	818
General Cable Corp. (Æ)	9,551	321
Genesee & Wyoming, Inc. Class A (Æ)	5,500	465
GrafTech International, Ltd. (Æ)	8,620	83
Granite Construction, Inc.	4,810	175
Gulfmark Offshore, Inc. Class A	11,050	384
Hawaiian Holdings, Inc. (Æ)	13,288	77
HEICO Corp.	3,886	176
Herman Miller, Inc.	21,548	532
HNI Corp.	4,654	147
InnerWorkings, Inc. (Æ)	44,520	619
Itron, Inc. (Æ)	2,554	118
Kansas City Southern	1,647	153
KBR, Inc.	6,364	199
Landstar System, Inc.	4,920	281
Lexmark International, Inc. Class A (Ñ)	4,190	101
Liquidity Services, Inc. (Æ)	30,618	976
Littelfuse, Inc.	2,678	171
Manitowoc Co., Inc. (The)	7,453	131
MAXIMUS, Inc.	2,645	181
Mettler-Toledo International, Inc. (Æ)	678	144
Mistras Group, Inc. (Æ)	39,395	867
Navigant Consulting, Inc. (Æ)	8,155	94
Nordic American Tankers, Ltd. (Ñ)	1,232	11
Nordson Corp.	5,810	393
Old Dominion Freight Line, Inc. (Æ)	11,520	429
Orbital Sciences Corp. (Æ)	9,617	141
OSI Systems, Inc. (Æ)	5,030	274
Pall Corp.	2,164	148
Pentair, Ltd.	5,170	262
PHH Corp. (Æ)(Ñ)	27,702	606
Quanta Services, Inc. (Æ)	4,645	135
Robbins & Myers, Inc.	2,496	145

	Principal Amount ($) or Shares	Fair Value $
Robert Half International, Inc.	4,436	156
Rush Enterprises, Inc. Class A (Æ)	24,753	586
ServiceSource International, Inc. (Æ)	5,551	34
SunOpta, Inc. (Æ)	33,602	241
Sykes Enterprises, Inc. (Æ)	30,400	489
Taser International, Inc. (Æ)	14,055	118
Terex Corp. (Æ)	4,352	141
Tetra Tech, Inc. (Æ)	4,369	125
Titan International, Inc.	24,917	605
Toro Co. (The)	18,042	794
Trimas Corp. (Æ)	23,186	716
Trimble Navigation, Ltd. (Æ)	9,134	571
United Rentals, Inc. (Æ)	17,762	899
United Stationers, Inc.	23,200	773
Wabtec Corp.	8,382	785
WESCO International, Inc. (Æ)	2,677	195
Zebra Technologies Corp. Class A (Æ)	14,975	648

		32,431

Technology - 15.2%
Anixter International, Inc.	4,920	331
Ansys, Inc. (Æ)	20,799	1,531
AOL, Inc.	5,211	160
Applied Micro Circuits Corp. (Æ)	13,404	115
Aruba Networks, Inc. (Æ)	38,300	882
Aspen Technology, Inc. (Æ)	8,020	245
Atmel Corp. (Æ)	18,159	122
Avnet, Inc. (Æ)	5,180	183
Bottomline Technologies (de), Inc. (Æ)	47,708	1,387
BroadSoft, Inc. (Æ)	6,570	223
Cavium, Inc. (Æ)	38,910	1,301
Checkpoint Systems, Inc. (Æ)	24,251	293
CIBER, Inc. (Æ)	85,004	287
comScore, Inc. (Æ)	47,432	699
Cornerstone OnDemand, Inc. (Æ)	13,090	428
Dealertrack Technologies, Inc. (Æ)	51,110	1,614
Digimarc Corp.	18,790	402
DigitalGlobe, Inc. (Æ)	5,661	158
Diodes, Inc. (Æ)	21,637	412
EarthLink, Inc.	117,700	800
Ebix, Inc. (Ñ)	25,010	409
Electronic Arts, Inc. (Æ)	15,610	246
Ellie Mae, Inc. (Æ)	16,710	335
Emulex Corp. (Æ)	9,630	74
Entegris, Inc. (Æ)	48,725	480
EPAM Systems, Inc. (Æ)	31,155	646
Equinix, Inc. (Æ)	697	150
Fabrinet (Æ)	41,667	610
Fairchild Semiconductor International, Inc. Class A (Æ)	34,126	504
FEI Co.	4,060	248
Finisar Corp. (Æ)	18,950	294
Fusion-io, Inc. (Æ)(Ñ)	15,960	279
InvenSense, Inc. Class A (Æ)	16,980	248
IPG Photonics Corp.	1,991	130
Jabil Circuit, Inc.	7,013	133
JDS Uniphase Corp. (Æ)	7,345	107

Russell Tax-Managed U.S. Mid & Small Cap Fund	97

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

LivePerson, Inc. (Æ)	30,530	408
LogMeIn, Inc. (Æ)	25,200	572
LSI Corp. (Æ)	15,169	107
MA-COM Technology Solutions Holdings, Inc. (Æ)	36,800	623
MeetMe, Inc. (Æ)	21,899	59
Mentor Graphics Corp. (Æ)	9,771	167
MICROS Systems, Inc. (Æ)	4,213	194
Monolithic Power Systems, Inc.	6,476	151
NETGEAR, Inc. (Æ)	1,481	52
Newport Corp. (Æ)	8,837	127
Nuance Communications, Inc. (Æ)	6,520	157
NVE Corp. (Æ)	566	31
NXP Semiconductor NV (Æ)	12,500	375
ON Semiconductor Corp. (Æ)	17,572	138
Palo Alto Networks, Inc. (Æ)(Ñ)	5,090	282
Plexus Corp. (Æ)	24,200	618
Progress Software Corp. (Æ)	53,646	1,259
QLIK Technologies, Inc. (Æ)	5,465	121
QLogic Corp. (Æ)	9,620	111
Rambus, Inc. (Æ)	18,176	99
RealPage, Inc. (Æ)	36,320	848
RF Micro Devices, Inc. (Æ)	64,293	321
Rogers Corp. (Æ)	2,812	132
Rovi Corp. (Æ)	7,181	124
SBA Communications Corp. Class A (Æ)	3,103	216
SolarWinds, Inc. (Æ)	3,810	207
Spansion, Inc. Class A (Æ)	9,719	112
Splunk, Inc. (Æ)	7,870	259
Stratasys, Ltd. (Æ)	6,010	472
Synchronoss Technologies, Inc. (Æ)	6,060	144
Syntel, Inc.	15,757	919
Tangoe, Inc. (Æ)	60,163	869
TIBCO Software, Inc. (Æ)	20,139	472
Ultimate Software Group, Inc. (Æ)	10,688	1,085
Vocus, Inc. (Æ)	28,850	506
Volterra Semiconductor Corp. (Æ)	5,800	95

		28,898

Utilities - 3.5%
8x8, Inc. (Æ)	123,370	817
ALLETE, Inc.	3,252	150
Avista Corp.	15,205	393
Black Hills Corp.	11,065	446
CenterPoint Energy, Inc.	7,554	154
CH Energy Group, Inc.	1,382	90
Cleco Corp.	21,118	903
Connecticut Water Service, Inc.	4,800	142
El Paso Electric Co.	4,961	167
Empire District Electric Co. (The)	25,903	549
Gran Tierra Energy, Inc. (Æ)	17,173	92
Idacorp, Inc.	2,424	113
j2 Global, Inc.	27,310	869
National Fuel Gas Co.	3,059	166
New Jersey Resources Corp.	3,300	139

	Principal Amount ($) or Shares		Fair Value $
NII Holdings, Inc. (Æ)	12,818		90
Northeast Utilities	3,872		158
Northwest Natural Gas Co.	2,208		100
NorthWestern Corp.	18,940		701
NRG Energy, Inc.	1,034		25
PNM Resources, Inc.	4,466		95
Southwest Gas Corp.	4,108		183
Time Warner Telecom, Inc. Class A (Æ)	7,653		211

			6,753

Total Common Stocks (cost $127,050)			175,032

Short-Term Investments - 7.4%
Russell U.S. Cash Management Fund	14,035,903	(µ)	14,036

Total Short-Term Investments
(cost $14,036)			14,036

Other Securities - 2.4%
Russell U.S. Cash Collateral Fund (×)	4,538,290	(µ)	4,538

Total Other Securities (cost $4,538)			4,538

Total Investments - 101.8% (identified cost $145,624)			193,606

Other Assets and Liabilities, Net - (1.8%)			(3,335)

Net Assets - 100.0%			190,271

See accompanying notes which are an integral part of this quarterly report.

98	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	135	USD	14,731	03/13	704

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					704

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$30,798	$—	$—	$30,798
Consumer Staples	5,833	—	—	5,833
Energy	6,588	—	—	6,588
Financial Services	33,124	—	—	33,124
Health Care	20,589	—	—	20,589
Materials and Processing	10,018	—	—	10,018
Producer Durables	32,431	—	—	32,431
Technology	28,898	—	—	28,898
Utilities	6,753	—	—	6,753
Short-Term Investments	—	14,036	—	14,036
Other Securities	—	4,538	—	4,538

Total Investments	175,032	18,574	—	193,606

Other Financial Instruments
Futures Contracts	704	—	—	704

Total Other Financial Instruments*	$704	$—	$—	$704

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	99

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Long-Term Fixed Income Investments - 86.7%
Argentina - 0.4%
Argentine Republic Government International Bond
Series dis
7.820% due 12/31/33	EUR	918	729
Series dsc
7.820% due 12/31/33	EUR	3,243	2,576
City of Buenos Aires Argentina
9.950% due 03/01/17 (Þ)		255	218
Empresa Distribuidora Y Comercializadora Norte
9.750% due 10/25/22 (Þ)		34	15
Series REGS
9.750% due 10/25/22		208	96

			3,634

Australia - 0.2%
FMG Resources Pty, Ltd.
6.875% due 04/01/22 (Þ)		1,380	1,428

Austria - 0.0%
OGX Austria GmbH
8.500% due 06/01/18 (Þ)		404	377

Azerbaijan - 0.0%
State Oil Co. of the Azerbaijan Republic
5.450% due 02/09/17		308	336

Bermuda - 0.3%
Digicel Group, Ltd.
8.250% due 09/30/20 (Þ)		200	223
Series REGS
10.500% due 04/15/18		500	557
Qtel International Finance, Ltd.
5.000% due 10/19/25 (Þ)		295	327
Seadrill, Ltd.
5.625% due 09/15/17 (Þ)		1,250	1,266

			2,373

Brazil - 1.4%
Banco do Brasil SA
3.875% due 10/10/22		211	209
6.250% due 04/15/49 (Å)(ƒ)		321	318
BM&FBovespa SA
5.500% due 07/16/20 (Þ)		299	339
Series REGS
5.500% due 07/16/20		100	114
BR Malls International Finance, Ltd.
8.500% due 01/29/49 (ƒ)(Þ)		165	182
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 08/15/22	BRL	1,640	2,267
Brazilian Government International Bond
8.000% due 01/15/18		509	599
8.500% due 01/05/24	BRL	550	315

	Principal Amount ($) or Shares		Fair Value $

8.750% due 02/04/25		558	879
10.125% due 05/15/27		512	910
8.250% due 01/20/34		1,758	2,782
7.125% due 01/20/37		899	1,287
Globo Comunicacao e Participacoes SA
Series REGS
9.375% due 07/20/15 (ƒ)		233	253
Itau Unibanco Holding SA
5.650% due 03/19/22 (Þ)		358	379
Samarco Mineracao SA
4.125% due 11/01/22 (Þ)		400	399
Telemar Norte Leste SA
5.500% due 10/23/20 (Þ)		100	106

			11,338

Canada - 0.5%
Cascades, Inc.
7.750% due 12/15/17		1,905	2,019
HudBay Minerals, Inc.
9.500% due 10/01/20 (Þ)		1,385	1,517
PTTEP Canada International Finance, Ltd.
Series REGS
5.692% due 04/05/21		200	228

			3,764

Cayman Islands - 0.7%
Braskem Finance, Ltd.
7.375% due 12/31/49 (ƒ)(Þ)		350	359
China Liansu Group Holdings, Ltd.
7.875% due 05/13/16 (Þ)		200	206
Country Garden Holdings Co., Ltd.
7.500% due 01/10/23 (Å)		202	205
Countrywide Holdings, Ltd.
Series REGS
10.000% due 05/08/18	GBP	565	914
Dubai Holding Commercial Operations MTN, Ltd.
Series EMtN
6.000% due 02/01/17	GBP	300	476
Emaar Sukuk, Ltd.
6.400% due 07/18/19		200	218
General Shopping Finance, Ltd.
10.000% due 11/09/15 (ƒ)(Þ)		205	205
Grupo Aval, Ltd.
5.250% due 02/01/17 (Þ)		200	214
4.750% due 09/26/22 (Þ)		224	228
Gruposura Finance
5.700% due 05/18/21 (Þ)		423	479
Hutchison Whampoa International 10, Ltd.
Series REGS
6.000% due 12/29/49 (ƒ)		211	223
Mongolian Mining Corp.
8.875% due 03/29/17 (Þ)		333	341
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350% due 06/30/21 (Þ)		223	250
Odebrecht Finance, Ltd.
5.125% due 06/26/22 (Þ)		411	443

100	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Petrobras International Finance Co. - Pifco
2.875% due 02/06/15		177	181
5.375% due 01/27/21		130	142
Schahin II Finance Co. SPV, Ltd.
5.875% due 09/25/22 (Þ)		190	200
Tencent Holdings, Ltd.
4.625% due 12/12/16 (Þ)		200	218
3.375% due 03/05/18 (Þ)		218	223

			5,725

Chile - 0.6%
Banco del Estado de Chile
3.875% due 02/08/22 (Þ)		1,171	1,236
Cencosud SA
5.500% due 01/20/21 (Þ)		150	162
4.875% due 01/20/23 (Å)		202	207
CFR International SpA
5.125% due 12/06/22 (Å)		200	207
Corp. Nacional del Cobre de Chile
3.000% due 07/17/22 (Þ)		726	715
4.250% due 07/17/42 (Þ)		1,260	1,206
Series REGS
3.875% due 11/03/21		400	422
6.150% due 10/24/36		623	770
Telefonica Chile SA
3.875% due 10/12/22 (Þ)		200	200

			5,125

Colombia - 1.8%
Bancolombia SA
5.125% due 09/11/22		275	285
Bogota Distrito Capital
Series REGS
9.750% due 07/26/28	COP	3,000,000	2,451
Colombia Government International Bond
10.750% due 06/15/16	COP	1,400,000	1,211
11.750% due 02/25/20		195	307
7.750% due 04/14/21	COP	1,391,000	979
8.125% due 05/21/24		360	526
7.375% due 09/18/37		2,960	4,307
6.125% due 01/18/41		1,784	2,283
Emgesa SA ESP
Series REGS
8.750% due 01/25/21	COP	1,000,000	669
Empresa de Energia de Bogota SA
6.125% due 11/10/21 (Þ)		296	336
Empresa de Telecomunicaciones de Bogota
7.000% due 01/17/23 (Þ)	COP	290,000	170
Empresas Publicas de Medellin ESP
Series REGS
8.375% due 02/01/21	COP	1,000,000	658
Transportadora de Gas Internacional SA ESP
5.700% due 03/20/22 (Þ)		300	336

			14,518

	Principal Amount ($) or Shares		Fair Value $

Croatia - 0.3%
Croatia Government International Bond
6.250% due 04/27/17 (Þ)		521	573
Series REGS
6.625% due 07/14/20		1,778	2,036

			2,609

Dominican Republic - 0.3%
Capital Cana SA
10.000% due 04/30/16 (Å)		250	50
Dominican Republic International Bond
Series REGS
16.000% due 02/07/14	DOP	14,000	371
9.040% due 01/23/18		607	685
7.500% due 05/06/21		871	993

			2,099

El Salvador - 0.2%
El Salvador Government International Bond
Series REGS
7.375% due 12/01/19		1,328	1,567
Republic of El Salvador
7.750% due 01/24/23		311	379

			1,946

France - 0.9%
Cie Generale de Geophysique - Veritas
6.500% due 06/01/21		2,000	2,125
Faurecia
8.750% due 06/15/19	EUR	380	534
Lafarge SA
6.750% due 12/16/19	EUR	1,615	2,456
Loxam SAS
7.375% due 01/24/20 (Å)	EUR	1,455	1,967

			7,082

Germany - 1.3%
ALBA Group PLC & Co. KG
8.000% due 05/15/18 (Þ)	EUR	1,030	1,503
Deutsche Bank AG
9.375% due 02/13/18 (Þ)		1,204	843
Grohe Holding GmbH
8.750% due 12/15/17 (Ê)(Þ)	EUR	1,250	1,772
Series REGS
8.750% due 12/15/17 (Ê)	EUR	200	284
Styrolution Group GmbH
7.625% due 05/15/16 (Þ)	EUR	930	1,288
Series REGS
7.625% due 05/15/16	EUR	500	692
Techem Energy Metering Service GmbH & Co. KG
7.875% due 10/01/20 (Þ)	EUR	560	815
Series REGS
7.875% due 10/01/20	EUR	800	1,165

Russell Global Opportunistic Credit Fund	101

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH
5.750% due 01/15/23 (Å)	EUR	800	1,097
Series REGS
5.500% due 09/15/22	EUR	1,050	1,429

			10,888

Ghana - 0.1%
Ghana Government Bond
Series 3YR
21.000% due 10/26/15	GHS	610	356
Series 5YR
23.000% due 08/21/17	GHS	750	485

			841

Hong Kong - 0.0%
Yancoal International Resources Development Co., Ltd.
5.730% due 05/16/22 (Þ)		336	339

Hungary - 1.5%
Hungary Government Bond
Series 15/C
7.750% due 08/24/15	HUF	615,000	3,011
Series 17/A
6.750% due 11/24/17	HUF	665,000	3,211
Series 17/B
6.750% due 02/24/17	HUF	37,500	180
Series 22/A
7.000% due 06/24/22	HUF	326,000	1,584
Hungary Government International Bond
4.500% due 01/29/14	EUR	724	999
5.500% due 05/06/14	GBP	61	98
5.000% due 03/30/16	GBP	209	328
3.500% due 07/18/16	EUR	999	1,325
4.375% due 07/04/17	EUR	262	354
5.750% due 06/11/18	EUR	293	417
6.375% due 03/29/21		410	447
7.625% due 03/29/41		550	642

			12,596

Indonesia - 2.3%
Indonesia Government International Bond
Series REGS
4.875% due 05/05/21		210	237
Indonesia Treasury Bond
Series FR58
8.250% due 06/15/32	IDR	15,000,000	1,834
Series FR59
7.000% due 05/15/27	IDR	32,540,000	3,596
Series FR61
7.000% due 05/15/22	IDR	18,450,000	2,128
Series FR62
6.375% due 04/15/42	IDR	2,000,000	203
Series FR64
6.125% due 05/15/28	IDR	17,550,000	1,828

	Principal Amount ($) or Shares		Fair Value $

Series FR65
6.625% due 05/15/33	IDR	6,000,000	637
Pertamina Persero PT
Series REGS
6.000% due 05/03/42		602	650
Republic of Indonesia
11.625% due 03/04/19		3,242	4,831
5.875% due 03/13/20		1,643	1,955
8.500% due 10/12/35		518	795

			18,694

Iraq - 0.3%
Republic of Iraq
Series REGS
5.800% due 01/15/28		2,706	2,598

Ireland - 0.8%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.500% due 09/26/19 (Þ)		265	288
Ardagh Packaging Finance PLC
Series REGS
9.250% due 10/15/20	EUR	1,150	1,679
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.
7.000% due 11/15/20 (Å)		750	756
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd.
5.125% due 12/12/17 (Å)		250	257
Metalloinvest Finance, Ltd.
6.500% due 07/21/16 (Þ)		300	315
Nara Cable Funding, Ltd.
Series REGS
8.875% due 12/01/18	EUR	730	1,016
Novatek OAO via Novatek Finance, Ltd.
6.604% due 02/03/21 (Þ)		353	412
Series REGS
5.326% due 02/03/16		235	250
Rosneft Oil Co. via Rosneft International Finance, Ltd.
4.199% due 03/06/22 (Å)		240	240
Russian Railways via RZD Capital, Ltd.
Series REGS
8.300% due 04/02/19	RUB	23,000	803
Sibur Securities, Ltd.
3.914% due 01/31/18 (Å)		200	199

			6,215

Lithuania - 0.7%
Lithuania Government International Bond
6.625% due 02/01/22 (Þ)		1,423	1,772
Series REGS
6.125% due 03/09/21		3,250	3,908
6.625% due 02/01/22		200	249

			5,929

102	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Luxembourg - 6.3%
Aguila 3 SA
7.875% due 01/31/18 (Þ)		695	737
Series REGS
7.875% due 01/31/18	CHF	620	720
APERAM
7.750% due 04/01/18 (Þ)		2,515	2,414
ArcelorMittal
6.000% due 03/01/21		1,635	1,719
Calcipar SA
6.875% due 05/01/18 (Þ)		1,155	1,213
Capsugel FinanceCo SCA
9.875% due 08/01/19 (Þ)	EUR	1,800	2,731
ConvaTec Healthcare E SA
10.500% due 12/15/18 (Þ)		2,240	2,486
Dufry Finance SCA
5.500% due 10/15/20 (Þ)		760	794
Expro Finance Luxembourg SCA
8.500% due 12/15/16 (Þ)		1,925	2,031
Gategroup Finance Luxembourg SA
6.750% due 03/01/19 (Þ)	EUR	1,610	2,295
Gazprom Neft OAO Via GPN Capital SA
4.375% due 09/19/22 (Þ)		300	301
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ)		231	242
4.950% due 02/06/28 (Å)		792	789
Greif Luxembourg Finance SCA
Series REGS
7.375% due 07/15/21	EUR	660	1,017
HeidelbergCement Finance Luxembourg SA
7.500% due 04/03/20	EUR	1,190	1,874
INEOS Group Holdings SA
8.500% due 02/15/16 (Å)		330	332
Series REGS
7.875% due 02/15/16	EUR	1,200	1,633
Intelsat Jackson Holdings SA
7.250% due 10/15/20		2,300	2,461
KION Finance SA
Series REGS
7.875% due 04/15/18	EUR	700	1,005
Matterhorn Midco & Cy SCA
Series REGS
7.750% due 02/15/20	EUR	1,220	1,698
Matterhorn Mobile Holdings SA
Series REGS
8.250% due 02/15/20	EUR	225	333
Minerva Luxembourg SA
7.750% due 01/31/23 (Å)		261	268
Numericable Finance & Co. SCA
8.750% due 02/15/19 (Þ)	EUR	500	716
Ontex IV SA
9.000% due 04/15/19 (Þ)	EUR	1,050	1,454
Series REGS
7.500% due 04/15/18	EUR	500	700
9.000% due 04/15/19	EUR	450	623

	Principal Amount ($) or Shares		Fair Value $

Picard Bondco SA
Series REGS
9.000% due 10/01/18	EUR	235	354
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.625% due 02/17/17	RUB	20,000	683
8.625% due 02/17/17 (Þ)	RUB	48,000	1,639
Sberbank of Russia Via SB Capital SA
6.125% due 02/07/22 (Þ)		200	228
Severstal OAO Via Steel Capital SA
5.900% due 10/17/22 (Þ)		200	206
Series REGS
6.700% due 10/25/17		102	112
Silver II Borrower / Silver II US Holdings LLC
7.750% due 12/15/20 (Å)		1,285	1,346
Spie BondCo 3 SCA
Series REGS
11.000% due 08/15/19	EUR	1,350	2,025
Sunrise Communications Holdings SA
8.500% due 12/31/18 (Þ)	EUR	1,730	2,537
Telenet Finance III Luxembourg SCA
Series REGS
6.625% due 02/15/21	EUR	500	726
Telenet Finance Luxembourg SCA
Series REGS
6.375% due 11/15/20	EUR	180	262
Telenet Finance V Luxembourg SCA
6.750% due 08/15/24 (Þ)	EUR	600	867
Series REGS
6.750% due 08/15/24	EUR	450	651
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
8.750% due 02/01/19(Å)		2,410	2,424
VTB Bank OJSC Via VTB Capital SA
Series REGS
6.315% due 02/22/18		696	758
6.250% due 06/30/35		326	351
Wind Acquisition Finance SA
11.750% due 07/15/17 (Þ)		100	108
Series REGS
11.750% due 07/15/17	EUR	1,700	2,447
Zinc Capital SA
Series REGS
8.875% due 05/15/18	EUR	1,045	1,515

			51,825

Malaysia - 2.3%
IOI Investment L BHD
4.375% due 06/27/22		200	209
Malaysia Government Bond
Series 0111
4.160% due 07/15/21	MYR	5,740	1,926
Series 0112
3.418% due 08/15/22	MYR	1,320	422
Series 0311
4.392% due 04/15/26	MYR	3,650	1,264

Russell Global Opportunistic Credit Fund	103

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series 0312
3.197% due 10/15/15	MYR	11,790	3,802
Series 0409
3.741% due 02/27/15	MYR	3,100	1,011
Series 0511
3.580% due 09/28/18	MYR	18,000	5,868
Series 0902
4.378% due 11/29/19	MYR	3,490	1,187
Penerbahgan Malaysia Berhad
5.625% due 03/15/16		2,311	2,606
Petroliam Nasional BHD
Series REGS
7.625% due 10/15/26		213	308
Petronas Capital, Ltd.
Series REGS
7.875% due 05/22/22		211	294

			18,897

Mexico - 3.6%
America Movil SAB de CV
2.375% due 09/08/16		5	5
Series 12
6.450% due 12/05/22	MXN	9,000	751
Bank of New York Mellon SA Institucion de Banca Multiple
9.625% due 05/02/21 (Þ)		319	315
Grupo Bimbo SAB de CV
4.875% due 06/30/20 (Þ)		131	147
4.500% due 01/25/22 (Þ)		200	217
Grupo Televisa SAB
6.000% due 05/15/18		100	118
Mexican Bonos
Series M 10
8.000% due 12/17/15	MXN	2,860	245
7.250% due 12/15/16	MXN	15,200	1,304
7.750% due 12/14/17	MXN	16,200	1,442
Series M 20
7.500% due 06/03/27	MXN	18,050	1,691
Series M 30
8.500% due 11/18/38	MXN	18,000	1,854
Series M
6.000% due 06/18/15	MXN	17,700	1,440
6.250% due 06/16/16	MXN	14,200	1,172
6.500% due 06/09/22	MXN	29,540	2,573
7.750% due 05/29/31	MXN	17,200	1,631
7.750% due 11/13/42	MXN	4,300	411
Mexican Udibonos
5.000% due 06/16/16	MXN	116	10
2.500% due 12/10/20	MXN	30,664	2,604
2.000% due 06/09/22	MXN	68	5
Mexichem SAB de CV
4.875% due 09/19/22 (Þ)		200	211
Mexico Generadora de Energia S de rl
5.500% due 12/06/32 (Å)		200	217
Mexico Government International Bond
8.300% due 08/15/31		268	421
6.050% due 01/11/40		656	822

	Principal Amount ($) or Shares		Fair Value $

4.750% due 03/08/44		400	420
5.750% due 10/12/10		6,512	7,277
Series MTNA
6.750% due 09/27/34		1,433	1,942
Petroleos Mexicanos
6.500% due 06/02/41		286	337

			29,582

Morocco - 0.1%
Morocco Government International Bond
4.250% due 12/11/22 (Þ)		446	455

Netherlands - 1.5%
Ajecorp BV
6.500% due 05/14/22 (Å)		250	275
Carlson Wagonlit BV
7.500% due 06/15/19 (Þ)	EUR	355	518
Indosat Palapa Co. BV
7.375% due 07/29/20 (Þ)		150	169
KazMunaiGaz Finance Sub BV
9.125% due 07/02/18 (Þ)		422	545
6.375% due 04/09/21 (Þ)		1,355	1,612
Series REGS
11.750% due 01/23/15		457	536
7.000% due 05/05/20		2,080	2,532
Listrindo Capital BV
6.950% due 02/21/19 (Þ)		200	223
Metinvest BV
8.750% due 02/14/18 (Þ)		200	203
Refresco Group BV
7.375% due 05/15/18 (Þ)	EUR	760	1,077
Schaeffler Finance BV
Series REGS
8.750% due 02/15/19	EUR	600	921
Sensata Technologies BV
6.500% due 05/15/19 (Þ)		925	992
UPC Holding BV
6.375% due 09/15/22 (Þ)	EUR	1,500	2,059
Series REGS
6.375% due 09/15/22	EUR	430	590
VimpelCom Holdings BV
Series REGS
6.255% due 03/01/17		200	214
Zhaikmunai, LP Via Zhaikmunai International BV
7.125% due 11/13/19 (Å)		250	268

			12,734

Nigeria - 0.1%
Nigeria Government Bond
Series 10YR
16.390% due 01/27/22	NGN	47,000	385
Series 5YR
15.100% due 04/27/17	NGN	23,000	167
Series 7
16.000% due 06/29/19	NGN	71,000	552

			1,104

104	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Panama - 0.9%
Panama Government International Bond
7.125% due 01/29/26		116	157
8.875% due 09/30/27		236	365
9.375% due 04/01/29		3,985	6,506
6.700% due 01/26/36		367	493

			7,521

Peru - 0.9%
Banco de Credito del Peru
5.375% due 09/16/20 (Þ)		187	209
Banco de Credito del Peru
Series REGS
5.375% due 09/16/20		100	111
BBVA Banco Continental SA
5.000% due 08/26/22 (Þ)		160	172
Corp. Azucarera del Peru SA
6.375% due 08/02/22 (Þ)		131	141
Maestro Peru SA
6.750% due 09/26/19 (Þ)		200	211
Peruvian Government International Bond
8.750% due 11/21/33		1,225	2,037
5.625% due 11/18/50		688	808
Series REGS
7.840% due 08/12/20	PEN	5,780	2,819
6.950% due 08/12/31	PEN	1,800	879
Volcan Cia Minera SAA
5.375% due 02/02/22 (Þ)		100	110

			7,497

Philippines - 0.7%
Philippine Government International Bond
4.000% due 01/15/21		3,369	3,714
6.375% due 10/23/34		1,064	1,421
6.250% due 01/14/36	PHP	30,000	936

			6,071

Poland - 2.1%
Poland Government Bond
Series 0415
5.500% due 04/25/15	PLN	7,000	2,370
Series 0922
5.750% due 09/23/22	PLN	7,850	2,924
Series 1017
5.250% due 10/25/17	PLN	5,000	1,747
Series CPI
3.000% due 08/24/16	PLN	2,289	789
2.750% due 08/25/23	PLN	4,831	1,724
Poland Government International Bond
6.375% due 07/15/19		1,900	2,352
4.000% due 03/23/21	EUR	652	985
5.125% due 04/21/21		851	987
5.000% due 03/23/22		3,071	3,532

			17,410

	Principal Amount ($) or Shares		Fair Value $

Qatar - 0.5%
Qatar Government International Bond
5.250% due 01/20/20 (Þ)		1,486	1,753
Series REGS
6.550% due 04/09/19		1,050	1,307
6.400% due 01/20/40		523	708

			3,768

Romania - 0.5%
Romania Government Bond
Series 3YR
5.800% due 10/26/15	RON	1,400	434
Series 4YR
5.750% due 01/27/16	RON	500	155
Series 5Y
5.900% due 07/26/17	RON	4,200	1,311
Series 10YR
6.750% due 06/11/17	RON	1,300	418
Romanian Government International Bond
6.750% due 02/07/22 (Þ)		342	412
Series REGS
6.750% due 02/07/22		1,036	1,247

			3,977

Russia - 2.6%
Russian Federal Bond - OFZ
Series 6205
7.600% due 04/14/21	RUB	7,000	250
Series 6207
8.150% due 02/03/27	RUB	21,000	776
Russian Foreign Bond
Series REGS
7.500% due 03/31/30		2,331	2,913
Russian Foreign Bond - Eurobond
Series REGS
7.850% due 03/10/18	RUB	150,000	5,434
7.500% due 03/31/30		9,943	12,429

			21,802

Singapore - 0.0%
Oversea-Chinese Banking Corp., Ltd.
3.150% due 03/11/23 (Þ)		200	203

Slovakia - 0.2%
Slovakia Government International Bond
4.375% due 05/21/22 (Þ)		1,465	1,565

South Africa - 2.8%
Eskom Holdings SOC, Ltd.
Series ES26
7.850% due 04/02/26	ZAR	6,000	666
South Africa Government Bond
Series R157
13.500% due 09/15/15	ZAR	20,000	2,675
Series R186
10.500% due 12/21/26	ZAR	29,790	4,235

Russell Global Opportunistic Credit Fund	105

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Series R203
8.250% due 09/15/17	ZAR	30,000	3,686
Series R204
8.000% due 12/21/18	ZAR	14,050	1,721
Series R207
7.250% due 01/15/20	ZAR	30,000	3,519
South Africa Government International Bond
6.875% due 05/27/19		1,300	1,599
5.500% due 03/09/20		3,382	3,894
6.250% due 03/08/41		683	841

			22,836

South Korea - 0.1%
Korea East-West Power Co., Ltd.
2.500% due 07/16/17 (Þ)		202	206
Korea Hydro & Nuclear Power Co., Ltd.
3.000% due 09/19/22 (Þ)		281	274
Series REGS
4.750% due 07/13/21		500	556

			1,036

Spain - 0.6%
Abengoa Finance SAU
8.875% due 11/01/17 (Þ)		1,735	1,709
8.875% due 02/05/18 (Å)	EUR	720	958
Obrascon Huarte Lain SA
Series REGS
7.625% due 03/15/20	EUR	1,400	1,996

			4,663

Sweden - 0.2%
Stena AB
Series REGS
7.875% due 03/15/20	EUR	1,210	1,803

Switzerland - 0.1%
Credit Suisse
7.600% due 04/14/21	RUB	30,100	1,074

Thailand - 1.2%
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ)		200	206
Thailand Government Bond
3.625% due 05/22/15	THB	63,500	2,161
3.125% due 12/11/15	THB	127,000	4,274
3.250% due 06/16/17	THB	34,300	1,155
3.650% due 12/17/21	THB	2,750	93
3.580% due 12/17/27	THB	6,000	191
Series ILB
1.200% due 07/14/21	THB	57,656	1,978

			10,058

Turkey - 3.6%
Akbank TAS
3.875% due 10/24/17 (Þ)		150	153
7.500% due 02/05/18		300	171

	Principal Amount ($) or Shares		Fair Value $

Anadolu Efes Biracilik Ve Malt Sanayii AS
3.375% due 11/01/22 (Þ)		200	192
Turkey Government Bond
9.000% due 01/27/16	TRY	4,679	2,868
10.500% due 01/15/20	TRY	1,500	1,037
Series 2YR
9.000% due 03/05/14	TRY	7,400	4,351
Series 5YR
9.000% due 03/08/17	TRY	6,900	4,308
Series CPI
4.000% due 04/01/20	TRY	691	477
3.000% due 07/21/21	TRY	4,457	2,955
Turkey Government International Bond
7.000% due 09/26/16		374	435
7.500% due 07/14/17		356	430
7.500% due 11/07/19		1,122	1,425
7.000% due 06/05/20		3,297	4,138
5.625% due 03/30/21		319	372
5.125% due 03/25/22		1,606	1,811
6.250% due 09/26/22		1,711	2,087
3.250% due 03/23/23		2,034	1,952
8.000% due 02/14/34		294	426
Turkiye Garanti Bankasi AS
5.250% due 09/13/22 (Þ)		200	213
Yuksel Insaat AS
Series REGS
9.500% due 11/10/15		317	253

			30,054

Ukraine - 0.5%
Financing of Infrastrucural Projects State Enterprise
9.000% due 12/07/17 (Þ)		397	414
Ukraine Government International Bond
6.250% due 06/17/16 (Þ)		642	642
7.800% due 11/28/22 (Þ)		649	672
Series REGS
6.250% due 06/17/16		1,938	1,938
6.750% due 11/14/17		200	201

			3,867

United Kingdom - 1.3%
Afren PLC
10.250% due 04/08/19 (Þ)		200	236
Anglian Water Osprey Financing PLC
7.000% due 01/31/18	GBP	565	968
Boparan Finance PLC
Series REGS
9.750% due 04/30/18	EUR	260	393
9.875% due 04/30/18	GBP	890	1,574
British Airways PLC
8.750% due 08/23/16	GBP	1,335	2,382
Elli Finance UK PLC
8.750% due 06/15/19 (Þ)	GBP	1,100	1,898
Ferrexpo Finance PLC
7.875% due 04/07/16 (Þ)		200	202

106	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Kerling PLC
Series REGS
10.625% due 02/01/17	EUR	760	1,004
Phones4u Finance PLC
9.500% due 04/01/18 (Þ)	GBP	550	925
Ukreximbank Via Biz Finance PLC
Series REGS
8.375% due 04/27/15		631	636
Virgin Media Finance PLC
5.125% due 02/15/22	GBP	600	956

			11,174

United States - 36.3%
Air Distribution Technologies Inc. Term Loan
9.250% due 05/01/20		860	881
Altegrity, Inc.
10.500% due 11/01/15 (Þ)		4,770	4,198
American Residential Services LLC
12.000% due 04/15/15 (Þ)		1,110	1,010
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000% due 05/20/22		1,705	1,867
Ameristar Casinos, Inc.
7.500% due 04/15/21		2,000	2,175
Anheuser Busch InBev Worldwide, Inc.
9.750% due 11/17/15		200	110
ARS Intermediate Holdings LLC
13.625% due 11/15/15 (Þ)		2,445	2,176
AssuraMed Holding, Inc.
9.250% due 04/24/20		3,130	3,197
Atkore International, Inc.
9.875% due 01/01/18		2,010	2,216
Berry Petroleum Co.
6.750% due 11/01/20		1,305	1,410
6.375% due 09/15/22		270	284
Beverages & More, Inc.
9.625% due 10/01/14 (Þ)		4,295	4,445
Biomet, Inc.
6.500% due 08/01/20 (Þ)		1,260	1,323
6.500% due 10/01/20 (Å)		1,570	1,594
Brickman Group Holdings, Inc.
9.125% due 11/01/18 (Þ)		4,220	4,494
C&S Group Enterprises LLC
8.375% due 05/01/17 (Þ)		1,093	1,161
Cablevision Systems Corp.
5.875% due 09/15/22		700	689
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/15		1,490	1,341
11.250% due 06/01/17		2,050	2,194
Caesars Operating Escrow LLC/Caesars Escrow Corp.
9.000% due 02/15/20 (Å)		1,100	1,119
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125% due 02/15/23		2,290	2,256

	Principal Amount ($) or Shares	Fair Value $

Cemex Finance LLC
9.375% due 10/12/22 (Å)	756	854
Century Aluminum Co.
8.000% due 05/15/14	150	152
Chesapeake Energy Corp.
6.625% due 08/15/20	1,680	1,844
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.625% due 11/15/19 (Þ)	445	441
CHS/Community Health Systems, Inc.
8.000% due 11/15/19	1,010	1,108
7.125% due 07/15/20	1,285	1,388
CIT Group, Inc.
5.500% due 02/15/19 (Þ)	745	797
5.375% due 05/15/20	350	380
5.000% due 08/15/22	720	760
Citigroup Funding, Inc.
Series EMt3
11.000% due 07/27/20	595	458
Citigroup, Inc.
11.000% due 07/27/20 (Å)	200	154
Claire’s Stores, Inc.
9.000% due 03/15/19 (Þ)	160	175
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/20	3,240	3,354
Cleaver-Brooks, Inc.
8.750% due 12/15/19 (Å)	580	621
CommScope, Inc.
8.250% due 01/15/19 (Þ)	2,165	2,365
Connolly LLC
10.500% due 07/15/19	3,360	3,444
CSC Holdings LLC
6.750% due 11/15/21	700	787
Cumulus Media Holdings, Inc.
7.750% due 05/01/19	1,220	1,217
DISH DBS Corp.
5.875% due 07/15/22	1,410	1,498
5.000% due 03/15/23 (Å)	1,105	1,091
Education Management LLC / Education Management Finance Corp.
8.750% due 06/01/14	1,575	1,307
Education Management, LLC
8.250% due 03/30/18	2,539	2,172
Elo Touch Solutions, Inc.
12.000% due 12/01/18	2,000	1,940
Emdeon, Inc.
11.000% due 12/31/19	1,415	1,627
Emergency Medical Services Corp.
8.125% due 06/01/19	2,665	2,918
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.
11.000% due 10/01/21 (Þ)	470	512
11.750% due 03/01/22 (Å)	5,190	5,910
Entercom Radio LLC
10.500% due 12/01/19	3,160	3,555
Equinox Holdings, Inc.
9.500% due 02/01/16 (Þ)	5,570	5,835

Russell Global Opportunistic Credit Fund	107

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Expert Global Solutions, Inc. Term Loan B
8.000% due 04/03/18	7,225	7,259
First Data Corp.
6.750% due 11/01/20 (Å)	2,750	2,826
8.250% due 01/15/21 (Þ)	2,305	2,374
8.250% due 01/15/21	615	616
FleetPride Corp.
9.250% due 05/01/20	2,000	1,950
Foresight Energy LLC / Foresight Energy Corp.
9.625% due 08/15/17 (Þ)	7,795	8,458
General Cable Corp.
5.750% due 10/01/22 (Þ)	735	774
Global Brass & Copper, Inc.
9.500% due 06/01/19 (Þ)	2,040	2,224
Global Generations Merger Sub, Inc.
11.000% due 12/15/20 (Å)	3,510	3,694
Goodyear Tire & Rubber Co. (The)
7.000% due 05/15/22	625	670
GrafTech International, Ltd.
6.375% due 11/15/20 (Å)	925	978
Grocery Outlet, Inc. Term Loan
10.500% due 05/26/19	2,700	2,695
GXS Worldwide, Inc.
9.750% due 06/15/15	7,360	7,673
Harbinger Group, Inc.
7.875% due 07/15/19 (Å)	5,020	5,158
HCA Holdings, Inc.
6.250% due 02/15/21	1,740	1,831
HCA, Inc.
5.875% due 05/01/23	1,215	1,267
HD Supply, Inc.
8.125% due 04/15/19 (Þ)	990	1,121
7.500% due 07/15/20	145	143
11.500% due 07/15/20 (Þ)	695	801
Health Management Associates, Inc.
7.375% due 01/15/20	1,705	1,873
Heartland Dental Care, Inc.
9.750% due 12/11/20	2,200	2,261
Hillman Group, Inc. (The)
10.875% due 06/01/18	760	827
IDQ Holdings, Inc.
11.500% due 04/01/17 (Þ)	2,170	2,371
Immucor, Inc.
11.125% due 08/15/19	2,225	2,492
Intelligrated, Inc.
6.750% due 07/30/18	2,025	2,059
Iron Mountain, Inc.
5.750% due 08/15/24	1,595	1,609
JBS USA LLC / JBS USA Finance, Inc.
7.250% due 06/01/21 (Þ)	1,110	1,153
Kinetic Concepts, Inc. / KCI USA Inc
10.500% due 11/01/18 (Þ)	2,805	3,001
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.750% due 03/01/19	2,195	2,272

	Principal Amount ($) or Shares	Fair Value $

Level 3 Financing, Inc.
9.375% due 04/01/19	1,030	1,164
8.125% due 07/01/19	565	616
8.625% due 07/15/20	450	504
Levi Strauss & Co.
7.750% due 05/15/18	1,075	1,562
6.875% due 05/01/22	850	924
LIN Television Corp.
6.375% due 01/15/21 (Þ)	700	746
Linn Energy LLC / Linn Energy Finance Corp.
6.500% due 05/15/19	1,960	1,997
6.250% due 11/01/19 (Þ)	175	174
Mead Products LLC / ACCO Brands Corp.
6.750% due 04/30/20 (Þ)	1,025	1,089
MGM Resorts International
6.750% due 10/01/20 (Þ)	810	850
6.625% due 12/15/21	585	603
Michaels Stores, Inc.
7.750% due 11/01/18	30	33
Murray Energy Corp.
10.250% due 10/15/15 (Þ)	1,250	1,250
National Vision, Inc.
7.000% due 08/02/18	1,737	1,759
NGPL PipeCo LLC
9.625% due 06/01/19 (Þ)	900	1,040
North Atlantic Trading Co.
11.500% due 07/15/16 (Þ)	3,100	3,325
19.000% due 01/15/17 (Þ)	1,218	1,364
NRG Energy, Inc.
7.625% due 01/15/18	185	207
6.625% due 03/15/23 (Þ)	2,065	2,215
Oasis Petroleum, Inc.
6.500% due 11/01/21	1,190	1,273
6.875% due 01/15/23	705	767
Optima Specialty Steel, Inc.
12.500% due 12/15/16 (Þ)	2,030	2,182
Paperworks Industries, Inc. Term Loan
11.125% due 07/12/16	1,417	1,367
11.125% due 07/20/16 (Þ)	4,320	4,169
Party City Holdings, Inc.
8.875% due 08/01/20 (Þ)	2,225	2,403
Pemex Project Funding Master Trust
Series REGS
5.500% due 02/24/25	600	929
Physio-Control International, Inc.
9.875% due 01/15/19 (Þ)	560	627
Pilgrim’s Pride Corp.
7.875% due 12/15/18	2,640	2,729
Pinnacle Entertainment, Inc.
7.750% due 04/01/22	1,935	2,070
Pinnacle Holdco SARL
10.500% due 07/24/20	1,340	1,352
Plains Exploration & Production Co.
6.750% due 02/01/22	1,980	2,230
6.875% due 02/15/23	415	475

108	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Polymer Group, Inc.
7.750% due 02/01/19	1,960	2,132
Radiation Therapy Services, Inc.
8.875% due 01/15/17	2,240	2,223
9.875% due 04/15/17	2,770	1,905
Radnet Management, Inc.
10.375% due 04/01/18	3,610	3,727
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ)	250	277
ResCare, Inc.
10.750% due 01/15/19	30	33
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
9.875% due 08/15/19	630	688
5.750% due 10/15/20	2,065	2,111
6.875% due 02/15/21	5	6
Ryerson, Inc. / Joseph T Ryerson & Son Inc
9.000% due 10/15/17 (Þ)	2,430	2,612
Scientific Games International, Inc.
6.250% due 09/01/20 (Þ)	255	265
Serta Simmons Holdings LLC
8.125% due 10/01/20 (Þ)	1,490	1,525
ServiceMaster Co.
7.000% due 08/15/20 (Þ)	1,265	1,284
Severstal Columbus LLC
10.250% due 02/15/18	4,430	4,773
Shale-Inland Holdings LLC / Shale-Inland Finance Corp.
8.750% due 11/15/19 (Þ)	2,030	2,132
Sheridan Holdings, Inc.
9.000% due 06/29/19	930	946
Sidewinder Drilling, Inc.
9.750% due 11/15/19 (Þ)	580	581
Sitel LLC / Sitel Finance Corp.
11.000% due 08/01/17 (Þ)	3,170	3,344
Southern Copper Corp.
6.750% due 04/16/40	200	234
5.250% due 11/08/42	100	98
Spectrum Brands Escrow Corp.
6.375% due 11/15/20 (Å)	230	244
6.625% due 11/15/22 (Å)	1,060	1,145
Sprint Capital Corp.
6.900% due 05/01/19	750	816
Sprint Nextel Corp.
6.000% due 11/15/22	1,700	1,709
SSI Investments II, Ltd. / SSI Co.-Issuer LLC
11.125% due 06/01/18	1,816	2,034
Star Gas Partners, LP / Star Gas Finance Co.
8.875% due 12/01/17	190	193
Stone Energy Corp.
8.625% due 02/01/17	1,010	1,091
7.500% due 11/15/22	435	470
Summit Materials LLC / Summit Materials Finance Corp.
10.500% due 01/31/20 (Þ)	1,285	1,407

	Principal Amount ($) or Shares	Fair Value $

SunCoke Energy, Inc.
7.625% due 08/01/19	1,850	1,956
Sunstate Equipment Co. LLC / Sunstate Equipment Co, Inc. .
12.000% due 06/15/16 (Þ)	1,460	1,617
Symbion, Inc.
8.000% due 06/15/16	750	786
Tempur-Pedic International, Inc.
6.875% due 12/15/20 (Å)	1,610	1,711
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.500% due 10/01/20 (Þ)	2,475	1,955
Thermadyne Holdings Corp.
9.000% due 12/15/17	6,330	6,836
Tops Holding Corp. / Tops Markets LLC
8.875% due 12/15/17 (Å)	885	951
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000% due 04/01/19 (Þ)	3,660	4,044
TransDigm, Inc.
5.500% due 10/15/20 (Þ)	1,840	1,918
TransUnion Holding Co., Inc.
8.125% due 06/15/18 (Þ)	1,285	1,346
9.625% due 06/15/18	1,005	1,073
Tronox Finance LLC
6.375% due 08/15/20 (Þ)	960	965
UCI International, Inc.
8.625% due 02/15/19	1,605	1,629
United Rentals NA, Inc.
7.625% due 04/15/22	795	886
6.125% due 06/15/23	315	337
United Surgical Partners International, Inc.
9.000% due 04/01/20	2,070	2,324
Univision Communications, Inc.
6.875% due 05/15/19 (Þ)	1,500	1,575
6.750% due 09/15/22 (Þ)	205	214
US Coatings Acquisition, Inc. / Flash Dutch 2 BV
5.750% due 02/01/21 (Å)	730	981
USG Corp.
6.300% due 11/15/16	395	416
8.375% due 10/15/18 (Þ)	795	882
Valeant Pharmaceuticals International
6.750% due 08/15/21 (Þ)	520	545
7.250% due 07/15/22 (Þ)	1,225	1,317
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc.
8.000% due 02/01/18	1,315	1,394
7.750% due 02/01/19 (Þ)	1,225	1,294
VWR Funding, Inc.
7.250% due 09/15/17 (Å)	1,850	1,959
Washington Inventory Service Term Loan
10.250% due 06/18/19	2,600	2,624
West Corp.
7.875% due 01/15/19	3,830	4,060
Wilton Brands LLC
7.500% due 08/30/18	2,913	2,945

Russell Global Opportunistic Credit Fund	109

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Windstream Corp.
7.500% due 04/01/23		1,150	1,231
WMG Acquisition Corp.
Series REGS 6.250% due 01/15/21		1,780	2,435
Wolverine World Wide, Inc.
6.125% due 10/15/20 (Þ)		1,430	1,502

			300,942

Uruguay - 0.5%
Uruguay Government International Bond
5.000% due 09/14/18	UYU	18,260	1,116
6.875% due 09/28/25		828	1,101
7.875% due 01/15/33		550	811
7.625% due 03/21/36		555	818

			3,846

Venezuela, Bolivarian Republic of - 2.0%
Bogota Distrito Capital
9.750% due 07/26/28	COP	800,000	654
Petroleos de Venezuela SA
Series 2014
4.900% due 10/28/14		10,479	10,008
Series 2015
5.000% due 10/28/15		183	167
Series REGS
8.500% due 11/02/17		308	302
Republic of Venezuela
7.750% due 10/13/19		1,500	1,450
Venezuela Government International Bond
6.000% due 12/09/20		579	497
Series REGS
13.625% due 08/15/18		1,418	1,631
12.750% due 08/23/22		1,340	1,608
11.950% due 08/05/31		469	538

			16,855

Virgin Islands, British - 0.6%
Arcos Dorados Holdings, Inc.
Series REGS
10.250% due 07/13/16	BRL	1,650	872
Gold Fields Orogen Holding BVI, Ltd.
Series REGS
4.875% due 10/07/20		200	195
Mega Advance Investments, Ltd.
5.000% due 05/12/21 (Þ)		405	452
PCCW-HKT Capital No. 4, Ltd.
4.250% due 02/24/16		435	463
QGOG Atlantic / Alaskan Rigs, Ltd.
5.250% due 07/30/18 (Å)		319	331

	Principal Amount ($) or Shares		Fair Value $

Sinochem Overseas Capital Co., Ltd.
4.500% due 11/12/20 (Þ)		1,824	1,936
Series REGS
4.500% due 11/12/20		353	375

			4,624

Total Long-Term Fixed Income Investments (cost $680,614)			717,697

Preferred Stocks - 0.3%

United States - 0.3%
Harbinger Group, Inc. (AE)(Þ)		2,000	2,278

Total Preferred Stocks (cost $2,000)			2,278

Short-Term Investments - 13.3%
Malaysia - 0.1%
Bank Negara Malaysia Monetary Notes
Series 7412
Zero coupon due 04/02/13 (ž)	MYR	3,210	1,028

Mexico - 0.9%
Mexico Cetes
Series BI
Zero coupon due 02/07/13	MXN	201,000	1,579
Zero coupon due 04/04/13	MXN	780,000	6,090

			7,669

Nigeria - 0.2%
Nigeria Treasury Bills
0.010% due 04/11/13 (ž)	NGN	1,735	11
0.010% due 06/27/13 (ž)	NGN	71,000	433
Zero coupon due 09/05/13 (ž)	NGN	46,000	269
0.010% due 12/19/13 (ž)	NGN	145,750	842

			1,555

Thailand - 0.1%
Bank of Thailand
Series 182
Zero coupon due 04/04/13 (ž)	THB	1,300	43
Series 2YR
3.050% due 02/17/13 (ž)	THB	12,000	403
Series 91
Zero coupon due 02/28/13 (ž)	THB	5,000	167

			613

Turkey - 0.0%
Turkey Government Bond
Zero coupon due 07/17/13		575	319

Ukraine - 0.2%
Ukraine Government International Bond
Series REGS
7.650% due 06/11/13		1,376	1,386

110	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares			Fair Value $

United Kingdom - 0.1%
Barclays Bank PLC
Series eMTN
10.000% due 05/02/13 (Å)	GBP	217		1,117

United States - 11.5%
Citigroup, Inc.
Series eMTN
Zero coupon due 04/15/13 (Å)		870		1,059
JPMorgan Chase Bank NA
6.000% due 02/21/13		110		1,357
Merrill Communications, LLC
11.250% due 03/28/13		6,743		6,752
Russell U.S. Cash Management Fund		86,366,135	(¥)	86,366

				95,534

Uruguay - 0.2%
Monetary Regulation Bills
Zero coupon due 09/09/13 (ž)	UYU	1,650		82
0.010% due 10/18/13 (ž)	UYU	14,060		691
Uruguay Treasury Bills
Zero coupon due 09/09/13 (ž)	UYU	7,400		367

				1,140

Total Short-Term Investments (cost $110,080)				110,361

Total Investments - 100.3% (identified cost $792,694)				830,336

Other Assets and Liabilities, Net - (0.3%)				(2,312)

Net Assets - 100.0%				828,024

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	111

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

5.5%
Abengoa Finance SAU	01/25/13	720,000	134.61	969	958
Ajecorp BV	12/10/12	250,000	108.16	270	275
Ardagh Packaging Finance PLC / Ardagh MP Holdings USA, Inc.	01/16/13	750,000	100.00	750	756
Banco do Brasil SA	01/24/13	321,000	100.00	321	318
Barclays Bank PLC	01/24/13	217,000	514.25	1,116	1,117
Biomet, Inc.	01/09/13	610,000	102.24	624	619
Biomet, Inc.	01/15/13	960,000	102.75	986	975
Caesars Operating Escrow LLC / Caesars Escrow Corp.	12/06/12	1,100,000	98.98	1,089	1,119
Capital Cana SA	10/04/10	250,000	75.50	189	50
Cemex Finance LLC	10/04/12	756,000	111.50	843	854
Cencosud SA	11/29/12	202,000	99.07	200	207
CFR International SpA	12/20/12	200,000	104.22	208	207
Citigroup, Inc.	01/07/13	870,000	121.43	1,056	1,059
Citigroup, Inc.	01/18/13	200,000	0.08	155	154
Cleaver-Brooks, Inc.	12/11/12	580,000	99.37	576	621
Country Garden Holdings Co., Ltd.	01/03/13	202,000	100.00	202	205
DISH DBS Corp.	12/19/12	1,105,000	100.00	1,105	1,091
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.	10/05/12	5,190,000	106.94	5,550	5,910
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI, Ltd.	12/05/12	250,000	100.00	250	257
First Data Corp.	01/28/13	2,750,000	104.37	2,870	2,826
Gazprom OAO Via Gaz Capital SA	01/30/13	792,000	100.00	792	789
Global Generations Merger Sub, Inc.	12/17/12	3,510,000	100.00	3,510	3,694
GrafTech International, Ltd.	11/15/12	925,000	100.71	932	978
Harbinger Group, Inc.	12/14/12	5,020,000	100.68	5,054	5,158
INEOS Group Holdings SA	01/23/13	330,000	101.36	335	332
Loxam SAS	01/17/13	EUR 1,455,000	134.98	1,964	1,967
Mexico Generadora de Energia S de rl	11/29/12	200,000	100.00	200	217
Minerva Luxembourg SA	01/17/13	261,000	98.30	257	268
QGOG Atlantic / Alaskan Rigs, Ltd.	07/20/11	318,501	98.83	315	331
Rosneft Oil Co. via Rosneft International Finance, Ltd.	11/29/12	240,000	100.00	240	240
Sibur Securities, Ltd.	01/24/13	200,000	100.00	200	199
Silver II Borrower / Silver II US Holdings LLC	12/05/12	1,285,000	103.05	1,324	1,346
Spectrum Brands Escrow Corp.	11/01/12	230,000	100.00	230	244
Spectrum Brands Escrow Corp.	11/01/12	1,060,000	102.60	1,087	1,145
Tempur-Pedic International, Inc.	12/12/12	1,610,000	100.00	1,661	1,711
Tops Holding Corp. / Tops Markets LLC	12/07/12	885,000	100.48	889	951
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.	01/24/13	2,410,000	100.00	2,410	2,424
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH	11/30/12	EUR 800,000	130.06	1,041	1,097
US Coatings Acquisition, Inc. / Flash Dutch 2 BV	01/16/13	730,000	133.88	977	981
VWR Funding, Inc.	01/16/13	1,850,000	106.46	1,970	1,959
Zhaikmunai, LP Via Zhaikmunai International BV	12/19/12	250,000	105.18	263	268

					45,877

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

112	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
United States Treasury 10 Year Note Futures	86	USD	11,290	03/13	(118)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(118)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	113

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	922	BRL	1,900	02/04/13	32
Barclays Bank PLC	USD	1,050	BRL	2,134	02/04/13	22
Barclays Bank PLC	USD	2,376	BRL	4,900	02/04/13	85
Barclays Bank PLC	USD	550	HUF	122,867	03/07/13	18
Barclays Bank PLC	USD	2,000	IDR	20,400,000	06/19/13	62
Barclays Bank PLC	USD	1,500	INR	82,005	02/04/13	42
Barclays Bank PLC	USD	6,028	PEN	15,430	02/04/13	(57)
Barclays Bank PLC	USD	2,618	RUB	79,852	02/11/13	40
Barclays Bank PLC	USD	200	RUB	6,024	02/28/13	—
Barclays Bank PLC	USD	394	TWD	11,635	02/25/13	—
Barclays Bank PLC	USD	2,558	TWD	75,500	02/25/13	—
Barclays Bank PLC	USD	60	ZAR	537	02/19/13	—
Barclays Bank PLC	USD	1,540	ZAR	13,974	02/19/13	19
Barclays Bank PLC	COP	2,582,450	USD	1,455	02/11/13	1
Barclays Bank PLC	HUF	177,764	USD	800	03/07/13	(22)
Barclays Bank PLC	HUF	379,760	USD	1,711	03/07/13	(44)
Barclays Bank PLC	INR	82,005	USD	1,539	02/04/13	(3)
Barclays Bank PLC	PEN	15,430	USD	6,043	02/04/13	72
Barclays Bank PLC	PEN	15,430	USD	6,029	02/28/13	54
Barclays Bank PLC	RUB	31,704	USD	1,043	02/11/13	(12)
Barclays Bank PLC	TWD	87,135	USD	2,975	02/25/13	23
Citibank	USD	2,968	BRL	5,958	03/04/13	15
Citibank	USD	3,375	BRL	6,725	03/04/13	(9)
Citibank	USD	39	MXN	500	02/07/13	—
Citibank	USD	1,000	RUB	30,440	02/11/13	13
Citibank	USD	2,614	RUB	79,852	02/11/13	44
Citibank	BRL	5,958	USD	2,977	02/04/13	(15)
Citibank	BRL	6,951	USD	3,499	02/04/13	9
Deutsche Bank AG	USD	1,647	BRL	3,471	02/04/13	96
Deutsche Bank AG	USD	1,695	BRL	3,471	03/04/13	42
Deutsche Bank AG	USD	1,103	MXN	14,157	05/06/13	1
Deutsche Bank AG	USD	554	NGN	88,197	04/17/13	(7)
Deutsche Bank AG	USD	557	NGN	88,953	04/17/13	(5)
Deutsche Bank AG	USD	619	RON	2,131	03/18/13	37
Deutsche Bank AG	USD	2,354	RUB	74,715	02/01/13	135
Deutsche Bank AG	USD	1,035	RUB	32,280	03/18/13	33
Deutsche Bank AG	USD	2,441	RUB	74,715	04/24/13	17
Deutsche Bank AG	AUD	2,202	USD	2,281	02/08/13	(15)
Deutsche Bank AG	BRL	3,471	USD	1,701	02/04/13	(42)
Deutsche Bank AG	BRL	2,271	USD	1,115	03/04/13	(22)
Deutsche Bank AG	CAD	1,805	USD	1,812	02/08/13	2
Deutsche Bank AG	COP	1,974,462	USD	1,113	02/19/13	2
Deutsche Bank AG	EUR	1,551	USD	2,050	02/08/13	(55)
Deutsche Bank AG	EUR	6,419	USD	8,547	03/15/13	(171)
Deutsche Bank AG	GBP	278	USD	442	03/15/13	1
Deutsche Bank AG	GBP	316	USD	502	03/15/13	1
Deutsche Bank AG	JPY	23,617	USD	274	02/08/13	15
Deutsche Bank AG	NZD	932	USD	764	02/08/13	(17)
Deutsche Bank AG	RON	2,131	USD	652	03/18/13	(3)
Deutsche Bank AG	RUB	74,715	USD	2,472	02/01/13	(18)
HSBC Bank PLC	USD	230	BRL	475	02/04/13	8
HSBC Bank PLC	USD	2,376	BRL	4,900	02/04/13	85
HSBC Bank PLC	USD	800	CLP	380,400	02/04/13	7

See accompanying notes which are an integral part of this quarterly report.

114	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

HSBC Bank PLC	USD	802	CLP	380,400	02/28/13	2
HSBC Bank PLC	USD	1,200	CLP	577,480	04/04/13	14
HSBC Bank PLC	USD	91	CLP	43,413	04/09/13	1
HSBC Bank PLC	USD	791	CLP	380,920	04/22/13	8
HSBC Bank PLC	USD	527	NGN	84,850	03/04/13	7
HSBC Bank PLC	USD	590	NGN	98,678	03/19/13	28
HSBC Bank PLC	USD	2,630	RUB	79,852	02/11/13	28
HSBC Bank PLC	CLP	380,400	USD	805	02/04/13	(3)
HSBC Bank PLC	PEN	7,673	USD	3,000	02/28/13	29
HSBC Bank PLC	ZAR	23,077	USD	2,622	02/19/13	47
JPMorgan Chase Bank	USD	4,610	BRL	9,457	02/04/13	139
JPMorgan Chase Bank	USD	430	CLP	205,906	04/08/13	3
JPMorgan Chase Bank	USD	165	HUF	36,746	03/07/13	4
JPMorgan Chase Bank	USD	2,000	IDR	19,900,000	02/14/13	41
JPMorgan Chase Bank	USD	3,000	IDR	29,992,500	06/17/13	33
JPMorgan Chase Bank	USD	1,539	INR	82,005	02/04/13	3
JPMorgan Chase Bank	USD	416	NGN	67,000	03/14/13	4
JPMorgan Chase Bank	USD	469	NGN	78,416	04/09/13	19
JPMorgan Chase Bank	USD	4,431	PLN	13,908	04/18/13	37
JPMorgan Chase Bank	USD	2,549	RUB	77,370	02/11/13	26
JPMorgan Chase Bank	USD	2,176	TWD	64,241	02/25/13	—
JPMorgan Chase Bank	USD	580	ZAR	5,235	02/19/13	4
JPMorgan Chase Bank	AUD	2,202	USD	2,281	02/08/13	(15)
JPMorgan Chase Bank	BRL	1,538	USD	750	02/04/13	(22)
JPMorgan Chase Bank	CAD	1,805	USD	1,812	02/08/13	2
JPMorgan Chase Bank	EUR	1,551	USD	2,050	02/08/13	(55)
JPMorgan Chase Bank	IDR	50,130,000	USD	5,101	02/14/13	(40)
JPMorgan Chase Bank	INR	82,005	USD	1,520	02/04/13	(22)
JPMorgan Chase Bank	JPY	23,617	USD	274	02/08/13	15
JPMorgan Chase Bank	NZD	932	USD	764	02/08/13	(17)
JPMorgan Chase Bank	RUB	31,704	USD	1,043	02/11/13	(12)
JPMorgan Chase Bank	RUB	75,325	USD	2,500	02/11/13	(7)
JPMorgan Chase Bank	TRY	3,215	USD	1,800	02/11/13	(26)
JPMorgan Chase Bank	TWD	64,241	USD	2,217	02/25/13	41
State Street Bank & Trust Co.	USD	8,053	AUD	7,723	02/08/13	(2)
State Street Bank & Trust Co.	USD	4,121	AUD	3,960	03/06/13	(1)
State Street Bank & Trust Co.	USD	5,919	CAD	5,913	02/08/13	9
State Street Bank & Trust Co.	USD	4,250	CAD	4,248	03/06/13	6
State Street Bank & Trust Co.	USD	679	EUR	500	02/01/13	—
State Street Bank & Trust Co.	USD	1,751	EUR	1,301	02/07/13	16
State Street Bank & Trust Co.	USD	7,927	EUR	5,840	02/08/13	2
State Street Bank & Trust Co.	USD	5,211	EUR	3,838	03/06/13	1
State Street Bank & Trust Co.	USD	3,458	GBP	2,199	02/07/13	30
State Street Bank & Trust Co.	USD	1,961	JPY	178,973	02/08/13	(4)
State Street Bank & Trust Co.	USD	807	NZD	980	02/08/13	16
State Street Bank & Trust Co.	USD	1,525	NZD	1,815	02/08/13	(2)
State Street Bank & Trust Co.	USD	304	NZD	363	03/06/13	—
State Street Bank & Trust Co.	AUD	1,116	USD	1,156	02/08/13	(8)
State Street Bank & Trust Co.	AUD	2,202	USD	2,279	02/08/13	(17)
State Street Bank & Trust Co.	AUD	7,723	USD	8,037	03/06/13	2
State Street Bank & Trust Co.	CAD	497	USD	499	02/08/13	1
State Street Bank & Trust Co.	CAD	1,805	USD	1,812	02/08/13	2
State Street Bank & Trust Co.	CAD	5,913	USD	5,916	03/06/13	(9)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	115

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	CHF	692	USD	745	02/07/13	(15)
State Street Bank & Trust Co.	EUR	33	USD	44	02/01/13	—
State Street Bank & Trust Co.	EUR	105	USD	142	02/07/13	—
State Street Bank & Trust Co.	EUR	594	USD	793	02/07/13	(14)
State Street Bank & Trust Co.	EUR	47,586	USD	61,938	02/07/13	(2,675)
State Street Bank & Trust Co.	EUR	1,188	USD	1,567	02/08/13	(46)
State Street Bank & Trust Co.	EUR	1,551	USD	2,050	02/08/13	(56)
State Street Bank & Trust Co.	EUR	5,840	USD	7,928	03/06/13	(2)
State Street Bank & Trust Co.	GBP	87	USD	140	02/07/13	3
State Street Bank & Trust Co.	GBP	9,061	USD	14,518	02/07/13	148
State Street Bank & Trust Co.	JPY	23,617	USD	273	02/08/13	15
State Street Bank & Trust Co.	JPY	108,123	USD	1,251	02/08/13	68
State Street Bank & Trust Co.	NZD	932	USD	764	02/08/13	(18)
State Street Bank & Trust Co.	NZD	1,815	USD	1,522	03/06/13	2
UBS AG	USD	922	BRL	1,900	02/04/13	32
UBS AG	USD	3,491	BRL	6,951	03/04/13	(12)
UBS AG	BRL	6,951	USD	3,502	02/04/13	11

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,685)

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Dow Jones CDX Index	Morgan Stanley	USD	1,000	5.000%	12/20/17	23
Dow Jones CDX Index	Morgan Stanley	USD	7,000	5.000%	12/20/17	158
Dow Jones CDX Index	Morgan Stanley	USD	1,000	5.000%	12/20/17	23
Dow Jones CDX Index	Morgan Stanley	USD	1,000	5.000%	12/20/17	23
Dow Jones CDX Index	Morgan Stanley	USD	1,000	5.000%	12/20/17	22
Dow Jones CDX Index	Morgan Stanley	USD	1,000	5.000%	12/20/17	22
Dow Jones CDX Index	Morgan Stanley	USD	2,000	5.000%	12/20/17	45
Dow Jones CDX Index	Morgan Stanley	USD	3,000	5.000%	12/20/17	68
Dow Jones CDX Index	Morgan Stanley	USD	5,000	5.000%	12/20/17	113

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $219						497

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount	Fund Pays Fixed Rate	Termination Date	Fair Value $

JP Morgan Emerging Market Bond Index	JPMorgan Securities, Inc.	USD 13,000	1 Month LIBOR plus 0.3000%	03/04/13	—

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $—					—

See accompanying notes which are an integral part of this quarterly report.

116	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Fixed Income Investments
Argentina	$—	$3,634	$—	$3,634
Australia	—	1,428	—	1,428
Austria	—	377	—	377
Azerbaijan	—	336	—	336
Bermuda	—	2,373	—	2,373
Brazil	—	11,338	—	11,338
Canada	—	3,764	—	3,764
Cayman Islands	—	5,725	—	5,725
Chile	—	5,125	—	5,125
Columbia	—	14,518	—	14,518
Croatia	—	2,609	—	2,609
Dominican Republic	—	1,678	421	2,099
El Salvador	—	1,946	—	1,946
France	—	7,082	—	7,082
Germany	—	10,045	843	10,888
Ghana	—	841	—	841
Hong Kong	—	339	—	339
Hungary	—	12,596	—	12,596
Indonesia	—	18,694	—	18,694
Iraq	—	2,598	—	2,598
Ireland	—	6,215	—	6,215
Lithuania	—	5,929	—	5,929
Luxembourg	—	51,825	—	51,825
Malaysia	—	18,897	—	18,897
Mexico	—	29,582	—	29,582
Morocco	—	455	—	455
Netherlands	—	12,734	—	12,734
Nigeria	—	1,104	—	1,104
Panama	—	7,521	—	7,521
Peru	—	7,497	—	7,497
Philippines	—	6,071	—	6,071
Poland	—	17,410	—	17,410
Qatar	—	3,768	—	3,768
Romania	—	3,977	—	3,977
Russia	—	21,802	—	21,802
Singapore	—	203	—	203
Slovakia	—	1,565	—	1,565
South Africa	—	22,836	—	22,836
South Korea	—	1,036	—	1,036
Spain	—	4,663	—	4,663
Sweden	—	1,803	—	1,803
Switzerland	—	1,074	—	1,074
Thailand	—	10,058	—	10,058
Turkey	—	30,054	—	30,054
Ukraine	—	3,867	—	3,867
United Kingdom	—	11,174	—	11,174
United States	—	292,618	8,324	300,942
Uruguay	—	3,846	—	3,846
Venezuela, Bolivarian Republic of	—	16,855	—	16,855
Virgin Islands, British	—	4,624	—	4,624
Preferred Stocks	—	—	2,278	2,278
Short-Term Investments	—	106,828	3,533	110,361

Total Investments	—	814,937	15,399	830,336

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	117

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings, continued — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Futures Contracts	$(118)	$—	$—	$(118)
Foreign Currency Exchange Contracts	—	(1,685)	—	(1,685)
Credit Default Swap Contracts	—	278	—	278
Index Swap Contracts	—	—	—	—

Total Other Financial Instruments*	$(118)	$(1,407)	$—	$(1,525)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

The significant inputs used in determining the fair value of Level 3 securities were as follows:

Quantitative Information about Level 3 Fair Value Measurements

Category and Subcategory	Valuation Technique(s)	Unobservable Input(s)	Input/Range(s)	Fair Value ($)
Long-Term Fixed Income Investments
Dominican Republic	Other *			421
Germany	Broke Quote **			843
United States	Broke Quote **			568
United States	Market Comparable Companies	Yield to Worst	1.15% -5.14%	2,126
United States	Market Comparable Companies	Yield to Worst	14.1%-21.4%	5,630
Preferred Stock	Market Conversion Price	Redemption Value	$1,036.74	2,278
Short-Term Investments	Broke Quote **			2,483
Short-Term Investments	Other *			1,050

Total Investments				15,399

*	Level 3 investments with a listed Valuation Technique of “Other” for the period ended January 31, 2013 were less than 1% of net assets.

**	For a description of the “Broker Quote” Valuation Technique see note 2 in the Notes to Quarterly Report.

For qualitative information on the significant inputs used in determining the fair values of Level 3 securities see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2013 were as follows:

Category and Subcategory	Beginning Balance as of 11/1/12	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)

Long-Term Fixed Income Investments
Dominican Republic	$435	$—	$—	$(4)	$—
Germany	933	—	—	—	—
Switzerland	979	—	—	1	—
United States	8,291	320	229	1	27
Preferred Stock	2,485	—	—	—	—
Short -Term Investments	3,092	3,463	3,159	—	(107)

Total Investments	$16,215	$3,783	$3,388	$(2)	$(80)

See accompanying notes which are an integral part of this quarterly report.

118	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Category and Subcategory	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 01/31/13	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 01/31/13

Long-Term Fixed Income Investments
Dominican Republic	$—	$—	$(10)	$421	$(10)
Germany	—	—	(90)	843	(90)
Switzerland	—	1,074	94	—	—
United States	—	—	(86)	8,324	(86)
Preferred Stock	—	—	(207)	2,278	(207)
Short -Term Investments	—	—	244	3,533	244

Total Investments	$—	$1,074	$(55)	$15,399	$(149)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 86.8%
Asset-Backed Securities - 6.2%
Access Group, Inc. Series 2004-2 Class A3 0.491% due 10/25/24 (Ê)	3,700	3,392
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE5 Class M1 0.674% due 08/25/35 (Ê)	434	434
Series 2006-HE2 Class A2D 0.474% due 05/25/36 (Ê)	2,572	1,363
Series 2006-HE4 Class A2A 0.264% due 10/25/36 (Ê)	147	49
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	4,110	4,144
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	7,625	7,738
Series 2012-1 Class A2 1.440% due 02/15/17	5,690	5,753
American Express Credit Account Master Trust Series 2010-1 Class A 0.456% due 11/16/15 (Ê)	2,380	2,381
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	476	479
Series 2010-4 Class B 1.990% due 10/08/15	2,810	2,836
Series 2011-1 Class A3 1.390% due 09/08/15	5,852	5,876
Series 2011-3 Class B 2.280% due 06/08/16	5,735	5,859
Series 2012-4 Class A2 0.490% due 04/08/16	3,220	3,221
Series 2013-1 Class A1 0.240% due 02/10/14	3,800	3,800
Arbor Realty Trust, Inc. CLO Series 2013-1A Class A 2.210% due 02/15/23 (Å)(Ê)	3,130	3,130
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W4 Class A2D 0.584% due 02/25/36 (Ê)	2,405	1,269
ARL First LLC Series 2012-1A Class A2 3.810% due 12/15/42 (Å)	2,518	2,639
Asset Backed Securities Corp. Home Equity Series 2006-HE5 Class A5 0.444% due 07/25/36 (Ê)	8,729	3,785
Asset Backed Securities Corp. Home Equity Loan Trust Series 2004-HE6 Class A1 0.479% due 09/25/34 (Ê)	80	77
Series 2006-HE3 Class A4 0.374% due 03/25/36 (Ê)	2,834	2,591

	Principal Amount ($) or Shares	Fair Value $
Bank of America Auto Trust Series 2010-1A Class A4 2.180% due 02/15/17 (Þ)	3,609	3,626
Bear Stearns Asset Backed Securities I Trust Series 2007-HE5 Class 1A2 0.384% due 06/25/47 (Ê)	3,500	3,254
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.304% due 05/25/37 (Ê)	265	258
Brazos Higher Education Authority Series 2010-1 Class A2 1.512% due 02/25/35 (Ê)	5,000	4,980
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.266% due 07/15/16 (Ê)	2,670	2,669
CarMax Auto Owner Trust Series 2010-1 Class A3 1.560% due 07/15/14	150	150
C-BASS Mortgage Loan Trust Series 2007-CB3 Class A1 4.685% due 03/25/37	14,410	7,542
Centex Home Equity Loan Trust Series 2002-D Class AF4 5.210% due 11/25/28	111	111
Series 2006-A Class AV4 0.454% due 06/25/36 (Ê)	4,713	4,000
Chase Issuance Trust Series 2012-A8 Class A8 0.540% due 10/16/17	6,510	6,492
Chesapeake Funding LLC Series 2012-1A Class A 0.958% due 11/07/23 (Ê)(Þ)	4,700	4,723
CIT Education Loan Trust Series 2007-1 Class A 0.400% due 03/25/42 (Ê)(Þ)	4,772	4,418
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.264% due 07/25/45 (Ê)	742	545
Series 2007-AMC4 Class A2A 0.264% due 05/25/37 (Ê)	138	136
Series 2007-WFH1 Class A3 0.354% due 01/25/37 (Ê)	4,700	4,420
Series 2007-WFH1 Class A4 0.404% due 01/25/37 (Ê)	11,880	9,996
CNH Equipment Trust Series 2012-C Class A2 0.440% due 02/16/16	6,010	6,012
Conseco Finance Home Improvement Loan Trust Series 2000-E Class M1 8.130% due 08/15/31	223	218
Conseco Finance Securitizations Corp. Series 2001-4 Class A4 7.360% due 08/01/32	3,103	3,339
Conseco Financial Corp. Series 1997-5 Class A6 6.820% due 05/15/29	151	161

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 1997-7 Class A6 6.760% due 07/15/28	391	419
Countrywide Asset-Backed Certificates Series 2005-4 Class AF3 4.456% due 10/25/35	192	192
Series 2005-17 Class 4A2A 0.464% due 05/25/36 (Ê)	1,343	1,337
Series 2006-3 Class 2A2 0.384% due 06/25/36 (Ê)	1,987	1,972
Series 2006-11 Class 1AF3 5.425% due 09/25/46	1,321	1,275
Series 2006-13 Class 1AF3 5.944% due 01/25/37	2,688	2,358
Series 2006-BC1 Class 2A2 0.384% due 04/25/36 (Ê)	52	52
Series 2006-S1 Class A2 5.549% due 08/25/21	28	40
Series 2007-4 Class A2 5.530% due 04/25/47	2,802	2,738
Credit-Based Asset Servicing and Securitization LLC Series 2003-CB6 Class M1 1.254% due 12/25/33 (Ê)	4,216	3,991
DT Auto Owner Trust Series 2011-3A Class A 1.400% due 08/15/14 (Þ)	987	988
Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	4,605	4,612
EquiFirst Mortgage Loan Trust Series 2003-2 Class M2 2.754% due 09/25/33 (Ê)	2,241	2,136
Fannie Mae Grantor Trust Series 2003-T4 Class 2A5 5.407% due 09/26/33	557	588
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2000-30 Class A5 8.064% due 12/25/30	382	408
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF3 Class M1 0.604% due 04/25/35 (Ê)	841	839
Series 2005-FF5 Class M1 0.654% due 03/25/35 (Ê)	2,248	2,237
Series 2006-FF18 Class A2B 0.314% due 12/25/37 (Ê)	11,138	5,932
Series 2007-FF1 Class A2C 0.344% due 01/25/38 (Ê)	14,396	8,135
Ford Credit Floorplan Master Owner Trust Series 2012-4 Class A1 0.740% due 09/15/16	7,115	7,115
Fremont Home Loan Trust Series 2006-E Class 2A1 0.264% due 01/25/37 (Ê)	22	10
Green Tree Financial Corp. Series 1994-1 Class A5 7.650% due 04/15/19	788	833

	Principal Amount ($) or Shares	Fair Value $
GSAA Trust Series 2006-2 Class 2A3 0.474% due 12/25/35 (Ê)	3,270	3,130
GSAMP Trust Series 2006-HE5 Class A2C 0.354% due 08/25/36 (Ê)	7,534	4,414
Series 2007-FM1 Class A2A 0.274% due 12/25/36 (Ê)	662	323
Series 2007-NC1 Class A2A 0.254% due 12/25/46 (Ê)	622	323
Series 2007-NC1 Class A2B 0.304% due 12/25/46 (Ê)	1,204	632
Series 2007-NC1 Class A2C 0.354% due 12/25/46 (Ê)	13,400	7,100
Honda Auto Receivables Owner Trust Series 2011-3 Class A2 0.670% due 04/21/14	545	546
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.495% due 01/20/34 (Ê)	1,667	1,658
Series 2006-2 Class A1 0.355% due 03/20/36 (Ê)	3,165	3,131
Series 2007-1 Class AS 0.405% due 03/20/36 (Ê)	7,107	7,015
Series 2007-2 Class A3V 0.425% due 07/20/36 (Ê)	5,360	5,279
HSI Asset Securitization Corp. Trust Series 2007-WF1 Class 2A4 0.454% due 05/25/37 (Ê)	9,069	6,334
Huntington Auto Trust Series 2012-2 Class A2 0.380% due 09/15/15	7,105	7,105
Hyundai Auto Lease Securitization Trust Series 2011-A Class A3 1.020% due 08/15/14 (Þ)	7,107	7,122
Hyundai Auto Receivables Trust Series 2012-B Class A2 0.540% due 01/15/15	11,670	11,685
Series 2013-A Class A1 0.200% due 02/18/14	7,085	7,086
JP Morgan Mortgage Acquisition Trust Series 2006-HE2 Class A4 0.355% due 07/25/36 (Ê)	2,658	2,070
Series 2007-CH1 Class MV1 0.434% due 11/25/36 (Ê)	2,374	1,979
Series 2007-CH2 Class AV4 0.354% due 01/25/37 (Ê)	10,370	8,177
Series 2007-HE1 Class AV1 0.264% due 03/25/47 (Ê)	96	90
Lehman XS Trust Series 2005-5N Class 3A1A 0.504% due 11/25/35 (Ê)	5,408	4,578
Series 2006-9 Class A1B 0.160% due 05/25/46 (Ê)	1,523	1,193
Series 2006-13 Class 1A2 0.170% due 09/25/36 (Ê)	1,475	1,171
Series 2006-19 Class A2 0.374% due 12/25/36 (Ê)	2,182	1,715

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.764% due 10/25/34 (Ê)	39	35
Series 2004-4 Class M1 1.104% due 10/25/34 (Ê)	10,600	9,722
Massachusetts Educational Financing Authority Series 2008-1 Class A1 1.251% due 04/25/38 (Ê)	2,783	2,813
Master Asset Backed Securities Trust Series 2006-HE5 Class A4 0.424% due 11/25/36 (Ê)	1,392	772
Series 2006-NC2 Class A4 0.354% due 08/25/36 (Ê)	4,841	2,385
Mastr Asset Backed Securities Trust Series 2006-AB1 Class A2 0.434% due 02/25/36 (Ê)	4,564	4,511
Series 2006-HE5 Class A2 0.304% due 11/25/36 (Ê)	2,241	1,219
Series 2006-HE5 Class A3 0.364% due 11/25/36 (Ê)	4,907	2,696
Series 2006-NC3 Class A5 0.414% due 10/25/36 (Ê)	8,540	4,618
Series 2007-HE1 Class A1 0.284% due 05/25/37 (Ê)	92	91
Morgan Stanley ABS Capital I, Inc. Trust Series 2006-WMC2 Class A2FP 0.254% due 07/25/36 (Ê)	52	21
Series 2007-HE5 Class A2C 0.454% due 03/25/37 (Ê)	2,965	1,460
Series 2007-HE5 Class A2D 0.544% due 03/25/37 (Ê)	6,861	3,418
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1 0.254% due 11/25/36 (Ê)	4	2
Nissan Auto Receivables Owner Trust Series 2012-B Class A2 0.390% due 04/15/15	2,120	2,121
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1 Class A3 1.258% due 10/01/37 (Ê)	2,500	2,371
Park Place Securities, Inc. Series 2005-WHQ2 Class A2D 0.534% due 05/25/35 (Ê)	2,433	2,414
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MHQ1 Class M1 0.904% due 12/25/34 (Ê)	306	306
Series 2005-WLL1 Class M1 0.624% due 03/25/35 (Ê)	1,338	1,332
People’s Choice Home Loan Securities Trust Series 2005-3 Class M1 0.704% due 08/25/35 (Ê)	1,033	1,028

	Principal Amount ($) or Shares	Fair Value $
Popular ABS Mortgage Pass-Through Trust Series 2006-C Class A4 0.454% due 07/25/36 (Ê)	14,824	10,787
Series 2006-D Class A3 0.464% due 11/25/46 (Ê)	3,814	2,718
RAMP Trust Series 2006-RS1 Class AI2 0.434% due 01/25/36 (Ê)	1,440	1,335
RASC Trust Series 2005-KS12 Class A2 0.454% due 01/25/36 (Ê)	2,364	2,337
Series 2005-KS12 Class A3 0.524% due 01/25/36 (Ê)	894	843
Series 2006-KS3 Class AI3 0.374% due 04/25/36 (Ê)	159	155
Renaissance Home Equity Loan Trust Series 2005-4 Class A3 5.565% due 02/25/36	174	150
Series 2006-1 Class AF3 5.608% due 05/25/36	75	52
Series 2006-1 Class AF6 5.746% due 05/25/36	1,733	1,256
Series 2006-2 Class AF2 5.762% due 08/25/36	262	169
Series 2007-1 Class AF2 5.512% due 04/25/37	4,763	2,712
Series 2007-2 Class AF2 5.675% due 06/25/37	1,446	826
Santander Drive Auto Receivables Trust Series 2011-1 Class A3 1.280% due 01/15/15	701	703
Series 2011-2 Class B 2.660% due 01/15/16	2,325	2,371
Series 2011-3 Class B 2.500% due 12/15/15	6,740	6,854
Series 2012-1 Class B 2.720% due 05/16/16	4,305	4,423
Series 2012-2 Class B 2.090% due 08/15/16	5,480	5,572
Scholar Funding Trust Series 2012-B Class A2 1.304% due 03/28/46 (Ê)(Þ)	3,500	3,374
Securitized Asset Backed Receivables LLC Trust Series 2007-BR2 Class A2 0.434% due 02/25/37 (Ê)	3,445	1,502
Series 2007-BR5 Class A2A 0.334% due 05/25/37 (Ê)	4,564	2,540
Series 2007-HE1 Class A2A 0.264% due 12/25/36 (Ê)	760	225
Series 2007-NC1 Class A2B 0.354% due 12/25/36 (Ê)	8,662	4,457
Series 2007-NC1 Class A2C 0.414% due 12/25/36 (Ê)	2,151	1,117
SG Mortgage Securities Trust Series 2006-FRE1 Class A2B 0.384% due 02/25/36 (Ê)	6,446	4,023

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

SLM Private Education Loan Trust Series 2010-A Class 2A 3.456% due 05/16/44 (Ê)(Þ)	8,743	9,251
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	1,520	1,652
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	1,020	1,115
Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	3,710	3,968
Series 2012-E Class A2A 2.090% due 06/15/45 (Þ)	1,655	1,683
SLM Student Loan Trust Series 2005-5 Class A2 0.381% due 10/25/21 (Ê)	2,391	2,390
Series 2008-3 Class A3 1.301% due 10/25/21 (Ê)	5,445	5,451
Series 2008-7 Class A2 0.801% due 10/25/17 (Ê)	20,182	20,270
Small Business Administration Participation Certificates Series 1997-20D Class 1 7.500% due 04/01/17	364	391
Series 2004-20F Class 1 5.520% due 06/01/24	138	156
Series 2005-20G Class 1 4.750% due 07/01/25	1,959	2,175
Soundview Home Equity Loan Trust Series 2006-EQ2 Class A3 0.364% due 01/25/37 (Ê)	17,529	9,303
Series 2007-OPT1 Class 2A1 0.284% due 06/25/37 (Ê)	461	437
Specialty Underwriting & Residential Finance Trust Series 2005-AB2 Class A1C 0.594% due 06/25/36 (Ê)	2,059	2,010
Series 2005-BC4 Class A2B 0.434% due 09/25/36 (Ê)	36	36
Structured Asset Investment Loan Trust Series 2006-2 Class A3 0.384% due 04/25/36 (Ê)	4,288	3,715
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS Class 1A2A 4.510% due 02/25/35	7	7
Series 2005-4XS Class 2A1A 1.962% due 03/25/35 (Ê)	1,770	1,649
Series 2006-BC6 Class A4 0.374% due 01/25/37 (Ê)	8,336	6,442
Series 2006-WF2 Class A3 0.354% due 07/25/36 (Ê)	4,338	4,229
Series 2006-WF3 Class A4 0.514% due 09/25/36 (Ê)	5,740	4,794
Series 2007-BC2 Class A3 0.334% due 03/25/37 (Ê)	5,952	5,389
Series 2007-BC3 Class 2A1 0.264% due 05/25/47 (Ê)	3,038	2,976

	Principal Amount ($) or Shares	Fair Value $
SunTrust Student Loan Trust Series 2006-1A Class A4 0.491% due 10/28/37 (Ê)(Þ)	5,000	4,315
Toyota Auto Receivables Owner Trust Series 2011-A Class A3 0.980% due 10/15/14	3,566	3,574
Series 2012-B Class A2 0.360% due 02/17/15	6,715	6,716
Trinity Rail Leasing, LP Series 2012-1A Class A2 3.525% due 01/15/43 (Å)	5,890	6,052
Trip Rail Master Funding LLC Series 2011-1A Class A2 6.024% due 07/15/41 (Å)	4,928	5,994
USAA Auto Owner Trust Series 2012-1 Class A2 0.380% due 06/15/15	1,871	1,871
Volkswagen Auto Lease Trust Series 2011-A Class A2 1.000% due 02/20/14	449	449
Volkswagen Auto Loan Enhanced Trust Series 2012-2 Class A2 0.330% due 07/20/15	6,830	6,830
Washington Mutual Asset-Backed Certificates Series 2006-HE2 Class A3 0.354% due 05/25/36 (Ê)	4,473	2,534

		501,589

Corporate Bonds and Notes - 14.4%
AbbVie, Inc. 1.750% due 11/06/17 (Å)	10,145	10,167
2.900% due 11/06/22 (Þ)	5,430	5,368
4.400% due 11/06/42 (Þ)	925	929
Actavis, Inc. 5.000% due 08/15/14	786	835
1.875% due 10/01/17	4,405	4,421
Aetna, Inc. 2.750% due 11/15/22	1,715	1,660
Ally Financial, Inc. 4.500% due 02/11/14	3,600	3,699
3.709% due 06/20/14 (Ê)	900	923
4.625% due 06/26/15	100	105
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	2,005	2,103
Altria Group, Inc. 9.700% due 11/10/18	4,124	5,692
4.750% due 05/05/21	7,050	7,839
10.200% due 02/06/39	2,040	3,406
4.250% due 08/09/42	2,285	2,145
Amazon.com, Inc. 1.200% due 11/29/17	3,265	3,230
American Express Credit Corp. 2.375% due 03/24/17	2,740	2,841
American International Group, Inc. 5.050% due 10/01/15	400	439
4.875% due 09/15/16	1,055	1,178

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

5.450% due 05/18/17	1,075	1,228
5.850% due 01/16/18	8,500	9,933
8.250% due 08/15/18	9,100	11,812
6.400% due 12/15/20	2,575	3,153
4.875% due 06/01/22	3,400	3,790
8.175% due 05/15/58	5,285	6,871
American Tower Corp. 7.000% due 10/15/17	2,580	3,076
Ameriprise Financial, Inc. 7.518% due 06/01/66	2,705	3,030
Amgen, Inc. 2.125% due 05/15/17	1,030	1,060
6.150% due 06/01/18	5,600	6,780
Anadarko Petroleum Corp. 6.375% due 09/15/17	2,890	3,424
6.950% due 06/15/19	1,675	2,087
6.450% due 09/15/36	4,170	4,993
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	2,795	3,318
Anheuser-Busch InBev Finance, Inc. 2.625% due 01/17/23	5,045	4,975
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/19	2,230	2,943
5.375% due 01/15/20	1,725	2,068
Apache Corp. 2.625% due 01/15/23	3,885	3,755
Arch Coal, Inc. 8.750% due 08/01/16	610	627
7.000% due 06/15/19	3,370	3,041
AT&T Corp. 8.000% due 11/15/31	939	1,381
AT&T, Inc. 3.000% due 02/15/22	2,750	2,786
6.300% due 01/15/38	1,200	1,465
4.350% due 06/15/45 (Þ)	3,547	3,351
Bank of America Corp. 4.750% due 08/01/15	4,915	5,290
3.625% due 03/17/16	875	928
6.500% due 08/01/16	3,500	4,047
5.625% due 10/14/16	1,680	1,900
6.000% due 09/01/17	2,165	2,510
5.750% due 12/01/17	3,495	4,035
5.875% due 01/05/21	1,075	1,264
5.700% due 01/24/22	11,675	13,691
Bank of America NA Series BKNT 0.588% due 06/15/16 (Ê)	3,100	2,987
5.300% due 03/15/17	2,000	2,233
0.608% due 06/15/17 (Ê)	4,175	3,974
6.100% due 06/15/17	2,000	2,304
6.000% due 10/15/36	500	605
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	2,341	2,643
7.250% due 02/01/18	1,150	1,428
Berkshire Hathaway, Inc. 4.500% due 02/11/43	3,000	2,971
Boston Scientific Corp. 4.500% due 01/15/15	3,058	3,251

	Principal Amount ($) or Shares	Fair Value $
Braskem America Finance Co. 7.125% due 07/22/41 (Þ)	2,400	2,544
Bristol-Myers Squibb Co. 2.000% due 08/01/22	7,605	7,202
Burlington Northern Santa Fe LLC 3.050% due 03/15/22	2,100	2,132
Cablevision Systems Corp. 5.875% due 09/15/22	1,625	1,599
Cameron International Corp. 1.241% due 06/02/14 (Ê)	1,500	1,510
Caterpillar Financial Services Corp. 7.150% due 02/15/19	1,575	2,037
CBA Capital Trust II 6.024% due 03/29/49 (ƒ)(Þ)	1,300	1,345
CBS Corp. 4.300% due 02/15/21	4,575	4,971
3.375% due 03/01/22	6,625	6,716
CCO Holdings LLC / CCO Holdings Capital Corp. 7.000% due 01/15/19	4,000	4,325
CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Þ)	1,320	818
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	3,710	5,029
CF Industries, Inc. 6.875% due 05/01/18	2,340	2,851
Chase Capital III Series C 0.861% due 03/01/27 (Ê)	2,740	2,254
Chevron Corp. 2.355% due 12/05/22	8,350	8,184
CHS/Community Health Systems, Inc. 8.000% due 11/15/19	2,375	2,607
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	1,000	1,042
6.625% due 04/01/18 (Þ)	3,155	3,534
Citigroup, Inc. 5.500% due 10/15/14	935	1,002
4.750% due 05/19/15	1,400	1,508
4.700% due 05/29/15	350	376
2.250% due 08/07/15	3,285	3,362
5.300% due 01/07/16	1,325	1,466
5.850% due 08/02/16	1,630	1,858
4.450% due 01/10/17	3,035	3,331
6.000% due 08/15/17	1,500	1,751
6.125% due 11/21/17	6,395	7,549
4.500% due 01/14/22	7,470	8,180
0.862% due 08/25/36 (Ê)	2,250	1,658
6.125% due 08/25/36	4,775	5,305
Clearwire Communications LLC / Clearwire Finance, Inc. 12.000% due 12/01/15 (Þ)	2,675	2,899
CNA Financial Corp. 7.250% due 11/15/23	1,850	2,301
CNH Capital LLC 3.875% due 11/01/15 (Þ)	3,870	3,976

124	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Comcast Corp. 5.700% due 07/01/19	2,325	2,804
4.250% due 01/15/33	3,680	3,586
Commonwealth Edison Co. 5.800% due 03/15/18	3,175	3,816
ConAgra Foods, Inc. 1.900% due 01/25/18	2,695	2,706
ConocoPhillips Co. 1.050% due 12/15/17	3,660	3,632
Continental Airlines Pass Through Trust Series 1999-1 Class A 6.545% due 02/02/19	1,858	2,039
Series 2009-1 9.000% due 07/08/16	2,905	3,341
COX Communications, Inc. 6.250% due 06/01/18 (Þ)	3,450	4,194
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	1,695	1,773
CSX Corp. 4.250% due 06/01/21	1,650	1,826
CVS Caremark Corp. 4.125% due 05/15/21	7,200	7,937
DCP Midstream Operating, LP 3.250% due 10/01/15	3,574	3,712
Delta Air Lines Pass Through Trust Series 2002-1 Class G-1 6.718% due 01/02/23	3,131	3,459
Devon Energy Corp. 1.875% due 05/15/17	3,155	3,167
3.250% due 05/15/22	545	548
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	5,555	5,888
5.875% due 10/01/19	2,705	3,205
4.600% due 02/15/21	1,950	2,111
3.800% due 03/15/22	6,325	6,381
Discover Financial Services 5.200% due 04/27/22	3,333	3,775
Dominion Resources, Inc. 4.450% due 03/15/21	3,075	3,492
Dow Chemical Co. (The) 4.250% due 11/15/20	2,025	2,216
Duke Energy Corp. 3.050% due 08/15/22	6,450	6,458
Dynegy Roseton LLC / Dynegy Danskammer LLC Pass Through Trust Series B 7.670% due 11/08/16 (Ø)	7,845	157
Ecolab, Inc. 4.350% due 12/08/21	1,995	2,213
Edison Mission Energy 7.000% due 05/15/17 (Ø)	8,070	3,934
EI du Pont de Nemours & Co. 4.625% due 01/15/20	1,175	1,351
El Paso LLC Series GMTN 8.050% due 10/15/30	300	350

	Principal Amount ($) or Shares	Fair Value $
El Paso Natural Gas Co. LLC 7.500% due 11/15/26	1,425	1,934
Energy Transfer Partners, LP 5.200% due 02/01/22	1,325	1,479
Enterprise Products Operating LLC 5.250% due 01/31/20	5,940	6,925
5.950% due 02/01/41	3,625	4,175
Series B 7.034% due 01/15/68	1,980	2,267
Express Scripts Holding Co. 3.500% due 11/15/16	4,103	4,410
7.250% due 06/15/19	6,977	8,867
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	4,540	5,569
First Chicago NBD Institutional Capital I 0.863% due 02/01/27 (Ê)	1,250	1,028
First Union Capital II Series A 7.950% due 11/15/29	1,000	1,230
Ford Motor Co. 7.125% due 11/15/25	100	117
6.375% due 02/01/29	100	111
4.750% due 01/15/43	12,425	11,663
Ford Motor Credit Co. LLC 7.000% due 04/15/15	300	332
3.984% due 06/15/16	4,165	4,416
8.000% due 12/15/16	3,000	3,595
3.000% due 06/12/17	2,800	2,858
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	893	768
General Electric Capital Corp. 5.900% due 05/13/14	2,040	2,179
5.375% due 10/20/16	1,000	1,140
5.550% due 05/04/20	6,820	8,035
4.375% due 09/16/20	3,100	3,425
3.100% due 01/09/23	3,000	2,963
0.790% due 08/15/36 (Ê)	1,000	784
5.875% due 01/14/38	2,500	2,923
6.875% due 01/10/39	750	986
Series A 7.125% due 06/15/49 (ƒ)	5,700	6,536
Series EMTN 0.442% due 03/20/14 (Ê)	2,000	1,990
Series GMTN 4.625% due 01/07/21	14,100	15,773
6.150% due 08/07/37	3,035	3,670
6.375% due 11/15/67	7,400	7,770
Series MTNA 0.568% due 09/15/14 (Ê)	5,010	5,008
6.750% due 03/15/32	3,598	4,546
General Electric Co. 5.250% due 12/06/17	4,865	5,688
2.700% due 10/09/22	8,590	8,463
Genworth Financial, Inc. 6.150% due 11/15/66	4,215	3,543
Georgia-Pacific LLC 8.875% due 05/15/31	2,195	3,246

Russell Strategic Bond Fund	125

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Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	2,000	2,124
5.750% due 10/01/16	1,338	1,526
6.250% due 09/01/17	5,310	6,215
2.375% due 01/22/18	3,900	3,910
6.000% due 06/15/20	1,875	2,212
5.750% due 01/24/22	11,935	13,912
6.750% due 10/01/37	6,790	7,665
Series GMTN 7.500% due 02/15/19	2,417	3,038
Great Plains Energy, Inc. 5.292% due 06/15/22	3,785	4,218
Halliburton Co. 3.250% due 11/15/21	1,350	1,423
HCA, Inc. 7.875% due 02/15/20	458	508
7.250% due 09/15/20	3,962	4,398
4.750% due 05/01/23	2,310	2,324
HCP, Inc. 6.300% due 09/15/16	2,700	3,133
3.750% due 02/01/19	2,000	2,140
2.625% due 02/01/20	2,000	1,995
Health Care REIT, Inc. 4.700% due 09/15/17	5,480	6,118
4.950% due 01/15/21	650	716
5.250% due 01/15/22	2,500	2,796
6.500% due 03/15/41	1,415	1,658
Hewlett-Packard Co. 3.750% due 12/01/20	3,595	3,447
4.650% due 12/09/21	3,295	3,313
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,397
Honeywell International, Inc. 5.700% due 03/15/36	1,100	1,395
HRPT Properties Trust 5.750% due 02/15/14	2,145	2,190
Humana, Inc. 6.450% due 06/01/16	1,485	1,708
7.200% due 06/15/18	1,505	1,842
8.150% due 06/15/38	2,291	3,227
Indiantown Cogeneration, LP Series A-10 9.770% due 12/15/20	2,254	2,428
ING Capital Funding Trust III Series 9 3.911% due 12/29/49 (Ê)(ƒ)	2,130	2,024
Intel Corp. 2.700% due 12/15/22	7,900	7,709
International Business Machines Corp. 5.875% due 11/29/32	1,550	2,001
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	14,010	14,956
4.875% due 04/01/15	6,810	7,108
5.750% due 05/15/16	400	430
6.750% due 09/01/16 (Þ)	1,000	1,127
JetBlue Airways Pass Through Trust Series 20004-2 Class G-2 0.760% due 11/15/16 (Ê)	4,039	3,659

	Principal Amount ($) or Shares	Fair Value $
JP Morgan Chase Capital XIII Series M 1.261% due 09/30/34 (Ê)	7,300	6,004
JP Morgan Chase Capital XXIII 1.310% due 05/15/47 (Ê)	8,880	6,838
JPMorgan Chase & Co. 5.150% due 10/01/15	3,950	4,336
6.300% due 04/23/19	3,050	3,721
4.350% due 08/15/21	2,900	3,171
4.500% due 01/24/22	6,075	6,694
Series 1 7.900% due 04/29/49 (ƒ)	2,835	3,261
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	240	273
6.000% due 10/01/17	7,900	9,309
JPMorgan Chase Capital XXI Series U 1.263% due 02/02/37 (Ê)	455	349
KKR Group Finance Co. II 5.500% due 02/01/43 (Å)	3,195	3,149
Kraft Foods Group, Inc. Series WI 6.125% due 08/23/18	5,114	6,243
Kroger Co. (The) 3.400% due 04/15/22	2,100	2,135
Lorillard Tobacco Co. 8.125% due 06/23/19	8,450	10,772
6.875% due 05/01/20	890	1,079
M&T Bank Corp. 6.875% due 12/31/49 (Å)(ƒ)	3,710	3,886
MassMutual Global Funding II 2.000% due 04/05/17 (Þ)	2,245	2,298
2.500% due 10/17/22 (Þ)	2,960	2,864
McDonald’s Corp. 2.625% due 01/15/22	2,075	2,107
Medtronic, Inc. 4.500% due 03/15/42	1,925	2,118
Merrill Lynch & Co., Inc. 6.500% due 07/15/18	100	118
Series GMTN 6.400% due 08/28/17	5,615	6,578
MetLife, Inc. 10.750% due 08/01/39	3,515	5,396
4.125% due 08/13/42	370	353
Metropolitan Life Global Funding I 1.500% due 01/10/18 (Å)	7,000	6,947
MidAmerican Energy Holdings Co. 5.950% due 05/15/37	1,000	1,227
Mirant Mid Atlantic Pass Through Trust Series B 9.125% due 06/30/17	2,740	3,069
Mondelez International, Inc. 6.125% due 02/01/18	2,591	3,122
7.000% due 08/11/37	3,225	4,353
Morgan Stanley 0.784% due 10/15/15 (Ê)	8,430	8,240

126	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

5.375% due 10/15/15	7,000	7,613
0.753% due 10/18/16 (Ê)	2,555	2,464
5.750% due 10/18/16	1,500	1,683
5.550% due 04/27/17	2,450	2,731
6.250% due 08/28/17	1,300	1,497
6.625% due 04/01/18	4,905	5,779
Series GMTN 5.450% due 01/09/17	2,425	2,683
7.300% due 05/13/19	1,625	1,989
Motiva Enterprises LLC 5.750% due 01/15/20 (Þ)	1,775	2,123
Murray Street Investment Trust I Zero coupon due 03/09/17	6,100	6,606
Mylan, Inc. 7.875% due 07/15/20 (Þ)	3,750	4,381
National City Bank Series BKNT 0.681% due 06/07/17 (Ê)	7,200	7,039
Nationwide Mutual Insurance Co. 6.600% due 04/15/34 (Å)	2,910	2,983
NBCUniversal Media LLC 5.150% due 04/30/20	1,350	1,572
4.375% due 04/01/21	4,850	5,342
2.875% due 01/15/23	4,905	4,785
News America, Inc. 4.500% due 02/15/21	4,525	5,114
Series WI 3.000% due 09/15/22	4,525	4,486
NII Capital Corp. 7.625% due 04/01/21	2,910	2,284
Nisource Finance Corp. 6.400% due 03/15/18	2,180	2,607
Norfolk Southern Corp. 3.000% due 04/01/22	1,675	1,697
OMX Timber Finance Investments I LLC 5.420% due 01/29/20 (Å)	7,200	7,934
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	4,750	5,886
Pacific Bell Telephone Co. 7.375% due 07/15/43	2,826	2,940
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	3,542	4,385
PC Financial Partnership 5.000% due 11/15/14	2,824	3,028
Petrohawk Energy Corp. 7.250% due 08/15/18	2,975	3,351
Pfizer, Inc. 7.200% due 03/15/39	1,000	1,485
Philip Morris International, Inc. 2.900% due 11/15/21	5,575	5,694
Plains All American Pipeline, LP / PAA Finance Corp. 2.850% due 01/31/23	850	829
PNC Bank NA 2.700% due 11/01/22	9,650	9,323
PNC Funding Corp. 3.300% due 03/08/22	8,530	8,754

	Principal Amount ($) or Shares	Fair Value $
Progress Energy, Inc. 7.050% due 03/15/19	1,000	1,259
3.150% due 04/01/22	1,400	1,401
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,997
8.875% due 06/15/38	1,742	2,112
5.625% due 06/15/43	2,550	2,630
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	7,198
Series FSA 1.183% due 12/18/17 (Ê)(Þ)	2,750	2,647
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	3,997
Quebecor World Capital Corp. 4.875% due 01/02/49 (Ø)	625	—
QVC, Inc. 7.500% due 10/01/19 (Þ)	2,827	3,124
Ralcorp Holdings, Inc. 4.950% due 08/15/20	1,745	1,912
6.625% due 08/15/39	2,881	3,461
Raytheon Co. 4.400% due 02/15/20	1,225	1,384
Republic Services, Inc. 3.550% due 06/01/22	5,550	5,735
Reynolds American, Inc. 6.750% due 06/15/17	3,400	4,101
Rock Tenn Co. 4.450% due 03/01/19 (Þ)	2,360	2,523
4.000% due 03/01/23 (Þ)	5,700	5,684
Rohm & Haas Co. 6.000% due 09/15/17	100	117
Sabine Pass LNG, LP 7.500% due 11/30/16	385	427
7.500% due 11/30/16 (Þ)	2,900	3,074
SABMiller Holdings, Inc. 3.750% due 01/15/22 (Þ)	5,575	5,921
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	4,795	4,835
Sempra Energy 2.000% due 03/15/14	3,310	3,358
Simon Property Group, LP 10.350% due 04/01/19	2,050	2,954
SLM Corp. 6.250% due 01/25/16	3,000	3,301
4.625% due 09/25/17	600	622
South Carolina Electric & Gas Co. 6.500% due 11/01/18	980	1,232
Southern Copper Corp. 6.375% due 07/27/15	1,410	1,558
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.400% due 06/15/21	3,250	3,545
Southern Union Co. 3.330% due 11/01/66 (Ê)	13,467	11,615
Springleaf Finance Corp. 6.900% due 12/15/17	600	572
Sunoco Logistics Partners Operations, LP 3.450% due 01/15/23	2,305	2,275

Russell Strategic Bond Fund	127

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Symantec Corp. 4.200% due 09/15/20	3,015	3,156
Tenet Healthcare Corp. 10.000% due 05/01/18	632	735
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	3,045	3,616
8.375% due 06/15/32	2,920	4,104
Thermo Fisher Scientific, Inc. 2.250% due 08/15/16	4,415	4,559
Time Warner Cable, Inc. 8.250% due 04/01/19	3,945	5,215
4.000% due 09/01/21	4,050	4,315
Time Warner, Inc. 4.000% due 01/15/22	6,700	7,236
3.400% due 06/15/22	2,000	2,051
Timken Co. 6.000% due 09/15/14	1,930	2,055
UAL 2009-1 Pass Through Trust Series 09-1 10.400% due 11/01/16	381	442
UBS Preferred Funding Trust V Series 1 6.243% due 05/29/49 (ƒ)	3,600	3,672
Unilever Capital Corp. 2.750% due 02/10/16	1,300	1,369
United Technologies Corp. 1.800% due 06/01/17	2,605	2,660
3.100% due 06/01/22	3,550	3,671
UnitedHealth Group, Inc. 1.400% due 10/15/17	2,800	2,798
2.875% due 03/15/22	1,375	1,385
2.750% due 02/15/23	1,125	1,111
USB Realty Corp. 1.451% due 12/29/49 (Ê)(ƒ)(Þ)	1,760	1,531
Verizon Communications, Inc. 3.500% due 11/01/21	6,625	6,974
Viacom, Inc. 4.500% due 03/01/21	2,500	2,797
3.125% due 06/15/22	1,375	1,382
4.375% due 03/15/43 (Å)	2,985	2,809
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	3,657	3,657
Wachovia Corp. 5.500% due 05/01/13	1,175	1,190
Walgreen Co. 1.800% due 09/15/17	2,790	2,797
3.100% due 09/15/22	3,870	3,853
Wal-Mart Stores, Inc. 6.500% due 08/15/37	1,525	2,087
Walt Disney Co. (The) 2.750% due 08/16/21	1,325	1,349
WCI Finance LLC / WEA Finance LLC 5.700% due 10/01/16 (Þ)	2,700	3,070
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	2,270	2,459
6.750% due 09/02/19 (Þ)	1,300	1,604

	Principal Amount ($) or Shares	Fair Value $
WellPoint, Inc.
5.250% due 01/15/16	3,290	3,669
3.125% due 05/15/22	5,805	5,763
4.650% due 01/15/43	1,155	1,152
Wells Fargo & Co. 3.500% due 03/08/22	7,390	7,703
Weyerhaeuser Co. 7.375% due 10/01/19	1,170	1,438
Williams Cos., Inc. (The) 7.875% due 09/01/21	458	586
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	3,685	4,442
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	11,555	12,364
Zoetis, Inc. 1.875% due 02/01/18 (Å)	1,945	1,942

		1,168,099

International Debt - 5.3%
Agrium, Inc. 6.750% due 01/15/19	2,675	3,319
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	1,000	1,278
American International Group, Inc. Series WI 6.765% due 11/15/17	2,094	3,920
ArcelorMittal 5.000% due 02/25/17	2,410	2,467
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	3,070	3,239
Banco Santander Brasil SA 2.408% due 03/18/14 (Ê)(Þ)	1,400	1,395
4.500% due 04/06/15 (Þ)	300	311
4.250% due 01/14/16 (Þ)	600	623
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander 4.125% due 11/09/22 (Þ)	5,200	5,252
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	600	669
Bank of Montreal 2.850% due 06/09/15 (Þ)	1,100	1,158
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	600	634
6.500% due 03/10/21 (Þ)	1,200	1,374
6.750% due 09/30/22 (Þ)	1,925	2,243
BBVA US Senior, SA Unipersonal 4.664% due 10/09/15	5,205	5,372
BNP Paribas SA 2.375% due 09/14/17	2,515	2,556
BP Capital Markets PLC 3.245% due 05/06/22	6,050	6,221
2.500% due 11/06/22	2,300	2,221
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	500	525

128	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Brazilian Government International Bond 4.875% due 01/22/21	3,150	3,693
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	2,805	2,935
Canadian Pacific Railway, Ltd. 4.500% due 01/15/22	1,667	1,824
CDP Financial, Inc. 5.600% due 11/25/39 (Þ)	2,000	2,406
Chatham Light CLO, Ltd. Series 2005-2A Class A1 0.563% due 08/03/19 (Å)(Ê)	2,825	2,778
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.950% due 11/09/22	8,640	8,643
Corp. Andina de Fomento 4.375% due 06/15/22	2,486	2,703
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	1,900	2,417
Credit Suisse NY 5.500% due 05/01/14	3,000	3,181
6.000% due 02/15/18	1,380	1,595
CSN Islands XI Corp. 6.875% due 09/21/19 (Þ)	300	338
CSN Resources SA 6.500% due 07/21/20 (Þ)	400	440
Deutsche Telekom International Finance BV 3.125% due 04/11/16 (Þ)	4,050	4,260
Dexia Credit Local SA 0.781% due 04/29/14 (Ê)(Þ)	5,300	5,256
DNB Bank ASA 3.200% due 04/03/17 (Þ)	1,900	2,015
DP World, Ltd. 6.850% due 07/02/37 (Þ)	2,040	2,346
Dryden XXV Senior Loan Fund Series 2012-25A Class A 1.690% due 01/15/25 (Å)(Ê)	4,000	4,012
Eastern and Southern African Trade and Development Bank 6.875% due 01/09/16	940	1,001
Eksportfinans ASA 2.375% due 05/25/16	990	945
Enel Finance International NV 6.250% due 09/15/17 (Å)	1,500	1,679
6.000% due 10/07/39 (Þ)	2,255	2,206
ENN Energy Holdings, Ltd. 6.000% due 05/13/21 (Þ)	300	346
European Investment Bank 3.125% due 06/04/14	7,925	8,210
Fosse Master Issuer PLC Series 2011-1A Class A2 1.703% due 10/18/54 (Ê)(Þ)	255	259
France Telecom SA 2.750% due 09/14/16	1,375	1,436
Gazprom OAO Via Gaz Capital SA 5.092% due 11/29/15 (Þ)	200	212
8.146% due 04/11/18 (Þ)	2,600	3,166

	Principal Amount ($) or Shares	Fair Value $
Gazprom OAO Via Gazprom International SA Series REGS 7.201% due 02/01/20	1,280	1,452
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/08/14	300	325
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)	2,700	2,984
GlaxoSmithKline Capital PLC 1.500% due 05/08/17	1,490	1,504
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	2,950	3,452
Greywolf CLO, Ltd. Series 2007-1A Class A 0.556% due 02/18/21 (Å)(Ê)	4,418	4,252
Halcyon Structured Asset Management Long Secured/Short Unsecured CLO, Ltd. Series 2006-1A Class A 0.495% due 10/12/18 (Ê)(Þ)	8,399	8,338
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	9,920	10,875
HSBC Holdings PLC 4.000% due 03/30/22	2,075	2,210
Hutchison Whampoa International (09), Ltd. Series REGS 7.625% due 04/09/19	2,800	3,545
Hutchison Whampoa International (11), Ltd. 4.625% due 01/13/22 (Þ)	4,820	5,220
ING Bank NV 3.750% due 03/07/17 (Þ)	2,125	2,270
Intelsat Jackson Holdings SA 8.500% due 11/01/19	3,450	3,830
Intesa Sanpaolo SpA 3.125% due 01/15/16	7,590	7,533
3.875% due 01/16/18	4,490	4,413
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	1,825	2,117
Itau Unibanco Holding SA Series 144a 5.500% due 08/06/22 (Þ)	6,700	7,002
JPMorgan Chase & Co. Series MPLE 2.920% due 09/19/17 (Þ)	7,095	7,134
KFW 4.000% due 01/27/20	8,525	9,802
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Þ)	1,300	1,327
Latitude CLO II Corp. Series 2006-2A Class A2 0.638% due 12/15/18 (Å)(Ê)	2,143	2,038
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Å)(ƒ)	300	319

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Lloyds Banking Group PLC 5.920% due 12/31/49 (ƒ)(Þ)	3,855	3,026
6.657% due 12/31/49 (ƒ)(Þ)	3,440	3,148
Lloyds TSB Bank PLC 12.000% due 12/29/49 (ƒ)(Þ)	8,700	10,449
Majapahit Holding BV Series REGS 7.750% due 10/17/16	900	1,055
Mexico Government International Bond 4.750% due 03/08/44	2,976	3,129
Monument Park CDO, Ltd. Series 2004-1A Class A1 0.852% due 01/20/16 (Å)(Ê)	63	63
Morgan Stanley Series GMTN 0.619% due 01/16/17 (Ê)	300	387
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	3,835	3,846
Nationwide Building Society 6.250% due 02/25/20 (Å)	2,600	3,003
Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.917% due 04/20/20 (Ê)(Þ)	4,150	4,108
Nexen, Inc. 6.200% due 07/30/19	1,775	2,175
7.500% due 07/30/39	3,230	4,583
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	700	761
Nokia OYJ 5.375% due 05/15/19	2,020	1,934
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,000	1,670
Novatek OAO via Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	400	426
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	1,615	1,809
OHA Credit Partners VII, Ltd. Series 2012-7A Class A 1.760% due 11/20/23 (Ê)(Þ)	3,800	3,818
Panama Government International Bond 7.250% due 03/15/15	300	335
Petrobras International Finance Co.-Pifco 3.875% due 01/27/16	4,000	4,189
5.875% due 03/01/18	700	787
8.375% due 12/10/18	400	503
Petroleos Mexicanos 4.875% due 01/24/22	2,125	2,340
Province of Ontario Canada 1.100% due 10/25/17	500	498
3.000% due 07/16/18	1,000	1,082
1.650% due 09/27/19	1,600	1,583
4.000% due 10/07/19	1,100	1,249
2.450% due 06/29/22	4,400	4,395
Province of Quebec Canada 3.500% due 07/29/20	1,600	1,758
2.750% due 08/25/21	2,600	2,675

	Principal Amount ($) or Shares	Fair Value $
Rabobank Nederland 11.000% due 06/29/49 (ƒ)(Þ)	6,932	9,289
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	598	669
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	300	360
RESI Finance, LP Series 2003-D Class B3 1.508% due 12/10/35 (Å)(Ê)	891	721
Series 2003-D Class B4 1.708% due 12/10/35 (Å)(Ê)	1,037	815
Resix Finance, Ltd. Credit-Linked Notes Series 2003-D Class B7 5.958% due 12/10/35 (Å)(Ê)	1,037	471
Rio Tinto Finance USA PLC 1.625% due 08/21/17	2,725	2,731
2.875% due 08/21/22	2,345	2,318
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	2,390	2,850
Series 1 9.118% due 03/31/49 (ƒ)	2,300	2,323
Royal Bank of Scotland PLC 1.051% due 09/29/15 (Ê)	100	94
1.085% due 10/14/16 (Ê)	100	93
Russian Railways via RZD Capital, Ltd. Series REGS 5.700% due 04/05/22	1,800	2,036
Shell International Finance BV 2.250% due 01/06/23	8,700	8,394
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,421
SMART Trust Series 2011-1USA Class A3A 1.770% due 10/14/14 (Å)	7,369	7,403
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	9,185	9,444
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Å)	5,893	5,907
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	3,925	4,035
Series 2013-1US Class A4A 1.050% due 10/14/18	1,445	1,445
Societe Generale SA 1.355% due 04/11/14 (Ê)(Þ)	300	300
Statoil ASA 3.150% due 01/23/22	1,600	1,678
2.450% due 01/17/23	4,115	4,003
Suncor Energy, Inc. 5.950% due 12/01/34	3,420	4,145
Sydney Airport Finance Co. Pty, Ltd. 3.900% due 03/22/23 (Þ)	3,000	3,001
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	4,655	5,021
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	3,400	3,846
2.375% due 01/23/23 (Þ)	700	671

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/22	4,690	4,644
TNK-BP Finance SA Series REGS 7.500% due 07/18/16	700	801
Total Capital SA 4.450% due 06/24/20	1,935	2,225
TransCanada PipeLines, Ltd. 2.500% due 08/01/22	1,975	1,925
Transocean, Inc. 2.500% due 10/15/17	3,770	3,783
6.375% due 12/15/21	3,180	3,742
Tyco Electronics Group SA 6.550% due 10/01/17	3,125	3,734
UBS AG Series BKNT 5.875% due 12/20/17	1,800	2,137
5.750% due 04/25/18	1,925	2,270
Series FRN 1.301% due 01/28/14 (Ê)	1,000	1,007
Vale Overseas, Ltd. 4.375% due 01/11/22	1,350	1,394
Vale SA 5.625% due 09/11/42	5,720	5,829
Vnesheconombank Via VEB Finance PLC 5.375% due 02/13/17 (Þ)	5,000	5,450
Vodafone Group PLC 1.625% due 03/20/17	3,525	3,566
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	2,734	2,984
Weatherford International, Ltd. 5.125% due 09/15/20	1,745	1,867
Westpac Banking Corp. 3.585% due 08/14/14 (Å)	9,600	10,040
Willis Group Holdings PLC 4.125% due 03/15/16	3,105	3,307
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	2,585	2,721

		429,715

Loan Agreements - 0.2%
Caesars Entertainment Operating Co., Inc. Extended Term Loan B 5.467% due 01/28/18 (Ê)	3,400	3,152
Chrysler Group LLC Term Loan B 6.000% due 05/24/17 (Ê)	7,662	7,811
HCA, Inc. Term Loan B3 3.466% due 05/01/18 (Ê)	5,448	5,481

		16,444

Mortgage-Backed Securities - 31.9%
Adjustable Rate Mortgage Trust Series 2006-1 Class 2A1 3.318% due 03/25/36 (Ê)	925	702
Alternative Loan Trust Series 2005-85CB Class 2A2 5.500% due 02/25/36	21	18

	Principal Amount ($) or Shares	Fair Value $
Series 2006-6CB Class 1A10 5.500% due 05/25/36	225	188
Series 2006-OA2 Class A5 0.435% due 05/20/46 (Ê)	86	47
Series 2006-OA10 Class 3A1 0.394% due 08/25/46 (Ê)	6,683	4,327
Series 2007-15CB Class A5 5.750% due 07/25/37	522	442
Series 2007-15CB Class A7 6.000% due 07/25/37	1,963	1,688
Series 2007-J2 Class 2A1 6.000% due 07/25/37	15,744	13,991
Series 2007-OA6 Class A1B 0.404% due 06/25/37 (Ê)	1,292	1,044
American Home Mortgage Assets LLC Series 2007-4 Class A2 0.394% due 08/25/37 (Ê)	4,672	3,966
American Home Mortgage Investment Trust Series 2007-1 Class GA1C 0.394% due 05/25/47 (Ê)	7,447	4,951
Banc of America Alternative Loan Trust
Series 2005-5 Class 2CB1 6.000% due 06/25/35	577	493
Banc of America Funding Corp. Series 2006-3 Class 5A8 5.500% due 03/25/36	3,608	3,659
Series 2006-A Class 4A1 3.009% due 02/20/36 (Ê)	2,491	1,949
Series 2006-G Class 2A3 0.375% due 07/20/36 (Ê)	4,586	4,533
Banc of America Funding Trust Series 2006-F Class 1A2 2.625% due 07/20/36 (Ê)	180	50
Series 2006-J Class 4A1 5.618% due 01/20/47 (Ê)	622	481
Series 2007-2 Class TA1B 5.806% due 03/25/37	254	221
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2002-PB2 Class C 6.349% due 06/11/35	26	26
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	16	15
Series 2005-1 Class A3 4.877% due 11/10/42	389	389
Series 2005-1 Class A4 5.077% due 11/10/42	1,596	1,629
Series 2005-1 Class A5 5.173% due 11/10/42	1,395	1,516
Series 2005-2 Class A5 4.857% due 07/10/43	7,570	8,166
Series 2005-6 Class A4 5.189% due 09/10/47	1,055	1,169
Series 2007-2 Class A4 5.634% due 04/10/49	4,700	5,447
Series 2008-1 6.212% due 02/10/51	3,682	4,425

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	22	23
Series 2004-11 Class 2A1 5.750% due 01/25/35	1,148	1,177
Series 2004-F Class 1A1 2.998% due 07/25/34 (Ê)	513	506
Series 2004-I Class 2A2 3.102% due 10/25/34 (Ê)	120	119
Series 2005-H Class 2A5 3.117% due 09/25/35 (Ê)	3,114	2,920
Series 2005-I Class 2A2 3.074% due 10/25/35 (Ê)	551	28
Series 2006-2 Class A12 6.000% due 07/25/46	23	1
BB-UBS Trust Series 2012-SHOW Class A 3.430% due 11/05/36 (Þ)	475	477
Bcap LLC Series 2011-RR4 Class 7A2 11.954% due 04/26/37 (Þ)	4,102	1,097
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-1 Class 6A1 2.514% due 04/25/33 (Ê)	32	32
Series 2003-8 Class 4A1 3.120% due 01/25/34 (Ê)	222	223
Series 2004-3 Class 1A1 3.129% due 07/25/34 (Ê)	578	541
Series 2004-10 Class 22A1 2.967% due 01/25/35 (Ê)	341	334
Series 2005-10 Class A3 2.664% due 10/25/35 (Ê)	11,562	11,189
Series 2005-12 Class 13A1 5.369% due 02/25/36 (Ê)	384	379
Series 2007-3 Class 1A1 3.100% due 05/25/47 (Ê)	2,642	2,124
Bear Stearns Alt-A Trust Series 2005-4 Class 23A1 2.883% due 05/25/35 (Ê)	1,326	1,207
Series 2005-7 Class 22A1 2.966% due 09/25/35 (Ê)	884	737
Bear Stearns ARM Trust Series 2002-11 Class 1A2 2.959% due 02/25/33 (Ê)	7	6
Bear Stearns Commercial Mortgage Securities Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	1,325	1,325
Series 2005-T20 Class A4A 5.149% due 10/12/42	10,256	11,309
Series 2006-T22 Class A4 5.573% due 04/12/38	430	484
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PW10 Class A4 5.405% due 12/11/40	386	427

	Principal Amount ($) or Shares	Fair Value $
Series 2005-PWR8 Class A4 4.674% due 06/11/41	70	75
Series 2005-T18 Class A4 4.933% due 02/13/42	1,000	1,075
Series 2006-PW11 Class A4 5.454% due 03/11/39	5,570	6,246
Series 2006-PW13 Class A4 5.540% due 09/11/41	10,863	12,361
Series 2007-PW15 Class A4 5.331% due 02/11/44	100	113
Series 2007-T26 Class A4 5.471% due 01/12/45	400	463
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.802% due 01/26/36 (Ê)	1,891	1,490
Series 2007-R6 Class 2A1 2.805% due 12/26/46 (Ê)	1,630	1,102
CFCRE Commercial Mortgage Trust Series 2011-C2 Class E 5.560% due 12/15/47 (Þ)	655	674
Chase Mortgage Finance Trust Series 2007-A1 Class 11M1 2.635% due 03/25/37 (Ê)	932	847
Series 2007-A1 Class 2A1 2.991% due 02/25/37 (Ê)	587	599
Series 2007-A1 Class 7A1 2.936% due 02/25/37 (Ê)	248	248
CHL Mortgage Pass-Through Trust Series 2004-11 Class 2A1 2.528% due 07/25/34 (Ê)	3,751	3,693
Series 2005-17 Class 1A6 5.500% due 09/25/35	1,864	1,853
Series 2006-1 Class A2 6.000% due 03/25/36	732	677
Series 2006-1 Class A3 6.000% due 03/25/36	18	—
Series 2006-21 Class A8 5.750% due 02/25/37	4,112	3,713
Series 2007-9 Class A11 5.750% due 07/25/37	1,581	1,490
Series 2007-15 Class 2A2 6.500% due 09/25/37	510	433
Citicorp Mortgage Securities, Inc. Series 2006-3 Class 1A9 5.750% due 06/25/36	1,909	1,936
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	1,571	1,791
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	196	208
Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	182	178
Series 2006-AR7 Class 1A4A 4.809% due 11/25/36 (Ê)	5,190	4,173
Series 2007-6 Class 1A4A 5.478% due 03/25/37 (Ê)	1,885	1,130

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-10 Class 2A3A 5.926% due 09/25/37 (Ê)	1,124	932
Series 2007-10 Class 2A4A 6.151% due 09/25/37 (Ê)	201	179
Series 2007-AR8 Class 2A1A 2.865% due 07/25/37 (Ê)	2,221	1,838
Series 2008-RR1 Class A1A1 0.274% due 01/25/37 (Ê)(Þ)	165	92
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.219% due 07/15/44	6,650	7,325
Series 2007-CD4 Class A4 5.322% due 12/11/49	1,500	1,704
COMM 2012-CCRE2 Mortgage Trust Series 2012-CR2 Class A4 3.147% due 08/15/45	975	1,015
COMM 2012-CCRE4 Mortgage Trust Series 2012-CR4 Class A3 2.853% due 10/15/45	250	253
Series 2012-CR4 Class D 4.579% due 10/15/45 (Þ)	100	97
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class F 5.440% due 09/15/30 (Þ)	233	236
Commercial Mortgage Asset Trust Series 1999-C1 Class C 7.350% due 01/17/32	385	398
Series 1999-C1 Class D 7.350% due 01/17/32	1,315	1,364
Commercial Mortgage Loan Trust Series 2008-LS1 Class A4B 6.006% due 12/10/49	1,100	1,297
Commercial Mortgage Obligation 30 Year TBA(Ï) 4.510%	7,075	8,130
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	1,725	1,737
Series 2007-C9 Class A4 5.800% due 12/10/49	5,206	6,120
Series 2007-FL14 Class AJ 0.386% due 06/15/22 (Ê)(Þ)	6,570	6,510
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	8,374
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	3,541	3,573
Series 2012-CR3 Class E 4.769% due 11/15/45 (Þ)	340	330
Series 2012-CR5 Class A4 2.771% due 12/10/45	470	472
Commercial Mortgage Trust Series 2004-GG1 Class A7 5.317% due 06/10/36	587	609
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	107

	Principal Amount ($) or Shares	Fair Value $
Series 2007-GG9 5.444% due 03/10/39	500	569
Series 2007-GG11 Class A4 5.736% due 12/10/49	5,020	5,832
Series 2007-GG11 Class AJ 5.985% due 12/10/49	2,642	2,385
Countrywide Alternative Loan Trust Series 2006-36T2 Class 1A9 1.104% due 12/25/36 (Ê)	1,920	1,249
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	1,967	1,572
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.934% due 11/25/34 (Ê)	1,385	1,301
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	260	234
Series 2007-4 Class 1A10 6.000% due 05/25/37	8,705	7,694
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-CKN2 Class C1 6.376% due 04/15/37	715	721
Series 2002-CKS4 Class F 5.907% due 11/15/36 (Å)	4,020	4,037
Series 2003-C5 Class D 5.116% due 12/15/36	2,845	2,906
Series 2004-C5 Class B 4.929% due 11/15/37	3,730	3,890
Series 2005-9 Class 2A1 5.500% due 10/25/35	3,860	3,688
Series 2005-C2 Class A3 4.691% due 04/15/37	2,149	2,221
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class B 5.786% due 06/15/38	2,153	1,364
Series 2006-TF2A Class D 0.506% due 10/15/21 (Ê)(Þ)	724	687
Series 2007-2 Class 3A4 5.500% due 03/25/37	4,654	4,476
Series 2007-C1 Class A3 5.383% due 02/15/40	5,750	6,333
Series 2009-8R Class 5A1 5.663% due 05/26/37 (Ê)(Þ)	208	221
CW Capital Cobalt, Ltd. Series 2006-C1 Class A4 5.223% due 08/15/48	795	892
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	3,265	3,745
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	6,287	6,288
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2007-OA1 Class A1 0.354% due 02/25/47 (Ê)	5,501	3,405

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

DSLA Mortgage Loan Trust Series 2006-AR2 Class 2A1A 0.405% due 10/19/36 (Ê)	3,326	2,654
Series 2007-AR1 Class 2A1A 0.345% due 04/19/47 (Ê)	5,947	4,750
Extended Stay America Trust 2.957% due 12/05/31 (Þ)	3,475	3,510
2.957% due 12/05/31	3,475	3,510
3.603% due 12/05/31 (Þ)	320	323
3.603% due 12/05/31	320	323
Series 2013-ESFL Class CFL 1.708% due 12/05/31 (Å)(Ê)	1,110	1,110
Fannie Mae 6.000% due 2016	57	60
8.000% due 2016	2	2
6.000% due 2017	82	88
10.000% due 2018	7	8
4.000% due 2019	269	288
5.000% due 2019	455	498
3.500% due 2020	2,990	3,162
3.763% due 2020	7,516	8,418
4.000% due 2020	18	19
4.250% due 2020	7,442	8,453
4.338% due 2020	7,623	8,758
3.000% due 2021	353	371
3.400% due 2021	17,700	19,334
3.500% due 2021	661	699
3.890% due 2021	1,900	2,123
4.317% due 2021	3,445	3,963
5.500% due 2021	259	279
2.310% due 2022	100	101
2.500% due 2022	10,081	10,489
3.000% due 2022	382	401
3.156% due 2022	498	537
5.000% due 2022	2,967	3,210
5.500% due 2022	1,703	1,837
5.500% due 2023	2,344	2,532
4.000% due 2024	168	179
5.500% due 2024	1,604	1,729
7.500% due 2024	2	2
10.000% due 2024	5	6
2.364% due 2025 (Ê)	11	12
3.500% due 2025	3,555	3,762
4.000% due 2025	5,552	5,929
4.500% due 2025	138	150
5.500% due 2025	5,341	5,768
2.314% due 2026 (Ê)	180	193
3.000% due 2026	11,243	11,818
3.500% due 2026	41,735	44,977
4.000% due 2026	12,713	13,579
6.000% due 2026	456	499
9.000% due 2026	10	12
2.500% due 2027	990	1,026
2.870% due 2027	1,300	1,252
3.000% due 2027	19,567	20,588
3.500% due 2027	5,112	5,470
4.500% due 2027	8,409	9,036

	Principal Amount ($) or Shares	Fair Value $
6.000% due 2027	1,469	1,607
7.000% due 2028	83	98
4.500% due 2029	3,701	3,979
6.500% due 2029	93	108
7.000% due 2029	681	807
7.500% due 2029	10	12
8.500% due 2029	2	2
6.500% due 2030	135	157
7.000% due 2030	286	334
8.000% due 2030	98	120
8.500% due 2030	93	109
9.500% due 2030	44	53
3.500% due 2031	1,862	1,966
4.000% due 2031	3,423	3,663
6.500% due 2031	168	194
7.000% due 2031	495	588
7.500% due 2031	29	35
8.500% due 2031	214	256
3.500% due 2032	5,153	5,441
4.000% due 2032	2,056	2,200
6.500% due 2032	312	366
7.000% due 2032	1,236	1,455
7.500% due 2032	42	51
8.500% due 2032	20	25
2.284% due 2033 (Ê)	162	173
2.340% due 2033 (Ê)	241	252
2.643% due 2033 (Ê)	687	730
4.500% due 2033	137	147
5.500% due 2033	8	9
6.500% due 2033	319	375
7.000% due 2033	702	833
2.322% due 2034 (Ê)	960	1,023
2.722% due 2034 (Ê)	389	411
2.781% due 2034 (Ê)	713	757
2.825% due 2034 (Ê)	133	141
5.000% due 2034	607	657
5.500% due 2034	4,323	4,742
6.500% due 2034	466	526
7.000% due 2034	69	81
2.398% due 2035 (Ê)	306	324
2.474% due 2035 (Ê)	849	884
2.555% due 2035 (Ê)	493	523
2.559% due 2035 (Ê)	568	604
2.665% due 2035 (Ê)	1,359	1,445
2.729% due 2035 (Ê)	883	940
2.750% due 2035 (Ê)	899	958
2.840% due 2035 (Ê)	1,486	1,584
5.004% due 2035 (Ê)	139	149
5.500% due 2035	1,774	1,939
6.000% due 2035	1,687	1,883
7.000% due 2035	104	123
7.500% due 2035	534	651
4.000% due 2036	92	98
5.500% due 2036	3,371	3,657
6.000% due 2036	1,071	1,173
6.304% due 2036 (Ê)	17	19
6.500% due 2036	113	127

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

7.000% due 2036	361	428
4.000% due 2037	98	104
5.500% due 2037	3,939	4,251
6.000% due 2037	598	656
6.500% due 2037	863	964
5.500% due 2038	971	1,058
6.000% due 2038	714	780
6.500% due 2038	916	1,053
4.500% due 2039	1,556	1,671
6.000% due 2039	1,416	1,600
6.500% due 2039	457	510
1.566% due 2040 (Ê)	187	192
4.000% due 2040	19,039	20,565
4.500% due 2040	34,419	36,939
4.000% due 2041	39,735	42,706
4.500% due 2041	29,850	32,194
5.000% due 2041	37,723	41,046
2.783% due 2042 (Ê)	90	94
3.500% due 2042	10,389	10,976
4.000% due 2042	942	1,003
4.500% due 2042	1,735	1,870
1.366% due 2043 (Ê)	111	113
15 Year TBA(Ï) 2.500%	89,710	92,869
3.000%	29,005	30,451
3.500%	30,260	31,995
4.000%	5,500	5,870
30 Year TBA(Ï) 3.000%	79,700	82,300
3.500%	74,345	78,369
4.000%	4,130	4,389
4.500%	27,755	29,785
5.500%	119,290	129,452
6.000%	3,540	3,864
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	30	6
Series 2000-306 Interest Only STRIP 8.000% due 05/01/30	30	5
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	47	9
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	15	3
Series 2003-339 Class 23 Interest Only STRIP 5.000% due 07/01/18	849	67
Series 2003-343 Class 6 Interest Only STRIP 5.000% due 10/01/33	1,074	150
Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	2,184	166
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	2,394	181

	Principal Amount ($) or Shares	Fair Value $
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	4,624	624
Series 2006-369 Class 8
Interest Only STRIP 5.500% due 04/01/36	713	99
Fannie Mae Grantor Trust
Series 1999-T2 Class A1 7.500% due 01/19/39	46	52
Series 2001-T4 Class A1 7.500% due 07/25/41	1,924	2,279
Series 2001-T8 Class A2 9.500% due 07/25/41	136	162
Series 2001-T10 Class A2 7.500% due 12/25/41	3,282	3,974
Series 2002-T19 Class A1 6.500% due 07/25/42	391	456
Series 2004-T1 Class 1A2 6.500% due 01/25/44	22	25
Fannie Mae REMICS Series 1996-46 Class ZA 7.500% due 11/25/26	140	163
Series 1997-68 Class SC Interest Only STRIP 8.281% due 05/18/27 (Ê)	40	10
Series 1999-56 Class Z 7.000% due 12/18/29	538	624
Series 2001-4 Class SA Interest Only STRIP 7.344% due 02/17/31 (Ê)	45	6
Series 2002-57 Class PG 5.500% due 09/25/17	1,885	2,013
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	140	28
Series 2003-32 Class FH 0.604% due 11/25/22 (Ê)	348	349
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	146	23
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	748	139
Series 2003-35 Class FY 0.604% due 05/25/18 (Ê)	1,380	1,387
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	172	28
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	162	29
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	124	21
Series 2004-70 Class EB 5.000% due 10/25/24	1,946	2,127
Series 2005-110 Class MB 5.500% due 09/25/35	696	765

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-117 Class LC 5.500% due 11/25/35	5,808	6,336
Series 2006-5 Class 3A2 2.711% due 05/25/35 (Ê)	191	200
Series 2006-22 Class CE 4.500% due 08/25/23	1,505	1,649
Series 2006-118 Class A1 0.264% due 12/25/36 (Ê)	122	121
Series 2007-73 Class A1 0.264% due 07/25/37 (Ê)	1,119	1,070
Series 2009-39 Class LB 4.500% due 06/25/29	1,559	1,705
Series 2009-70 Class PS Interest Only STRIP 6.546% due 01/25/37 (Ê)	29,434	4,163
Series 2009-71 Class MB 4.500% due 09/25/24	2,355	2,562
Series 2009-89 Class A1 5.410% due 05/25/35	3,270	3,530
Series 2009-96 Class DB 4.000% due 11/25/29	6,623	7,163
Series 2010-85 Class NJ 4.500% due 08/25/40	5,664	6,019
Series 2010-95 Class S Interest Only STRIP 6.396% due 09/25/40 (Ê)	21,672	3,910
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	19,807	2,350
Series 2012-43 Class PH 4.500% due 04/25/42	5,100	6,077
Fannie Mae Whole Loan Series 2003-W1 Class 2A 6.929% due 12/25/42	84	99
Series 2003-W4 Class 4A 7.226% due 10/25/42	37	44
Series 2003-W17 Class 1A6 5.310% due 08/25/33	1,655	1,697
Series 2004-W2 Class 2A2 7.000% due 02/25/44	3,226	3,797
Series 2004-W9 Class 2A1 6.500% due 02/25/44	189	215
Series 2004-W11 Class 1A2 6.500% due 05/25/44	397	460
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	1,806	2,069
Series 2012-M12 Class 1A 2.840% due 08/25/22	7,037	7,355
Series 2012-M15 Class A 2.657% due 10/25/22	8,694	9,028
FDIC Guaranteed Notes Trust Series 2010-S1 Class 1A 0.760% due 02/25/48 (Ê)(Þ)	1,869	1,872
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	1,825	1,855

	Principal Amount ($) or Shares	Fair Value $
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	7,448	7,646
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K014 Class X1 Interest Only STRIP 1.270% due 04/25/21	17,524	1,460
Series 2011-K702 Class X1 Interest Only STRIP 1.556% due 02/25/18	62,157	4,180
Series 2012-K019 Class A2 2.272% due 03/25/22	2,195	2,183
Series 2012-K019 Class X1 Interest Only STRIP 1.749% due 03/25/22	1,382	170
Series 2012-K020 Class A2 2.373% due 05/25/22	8,340	8,343
Series 2012-K020 Class X1 Interest Only STRIP 1.478% due 05/25/22	28,573	3,029
Series 2012-K021 Class A1 1.603% due 01/25/22	1,562	1,576
Series 2012-K022 Class A2 2.355% due 07/25/22	6,635	6,612
Series 2012-K501 Class X1A Interest Only STRIP 1.755% due 08/25/16	42,747	1,951
Series 2013-K024 Class X1 Interest Only STRIP 0.906% due 09/25/22	25,725	1,733
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	64	78
Series 2003-56 Class A5 5.231% due 05/25/43	2,459	2,729
Series 2003-58 Class 2A 6.500% due 09/25/43	218	253
Series 2005-63 Class 1A1 1.366% due 02/25/45 (Ê)	90	86
First Horizon Alternative Mortgage Securities Trust Series 2004-AA6 Class A1 2.515% due 01/25/35 (Ê)	586	577
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 2A1 2.613% due 08/25/35 (Ê)	504	499
Series 2005-AR4 Class 2A1 2.598% due 10/25/35 (Ê)	2,123	1,909
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class IO1 Interest Only STRIP 1.933% due 03/15/33 (Þ)	6,043	—

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	9	9
Franklin Ventures LLC Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	3,749	3,831
Freddie Mac 11.000% due 2015	2	2
6.000% due 2016	20	21
10.000% due 2016	25	25
8.500% due 2017	12	13
10.500% due 2017	2	2
8.000% due 2020	40	46
10.000% due 2020	11	12
11.000% due 2020	7	8
10.500% due 2021	9	9
3.500% due 2025	11,378	12,139
8.500% due 2025	15	19
4.000% due 2026	3,150	3,335
2.482% due 2027 (Ê)	12	13
3.500% due 2027	5,905	6,217
7.000% due 2027	78	92
8.500% due 2027	96	118
2.325% due 2028 (Ê)	11	11
2.497% due 2028 (Ê)	9	9
2.533% due 2030 (Ê)	19	19
7.500% due 2030	88	106
8.500% due 2030	31	39
6.500% due 2031	295	344
8.000% due 2031	7	9
7.000% due 2032	84	99
2.409% due 2033 (Ê)	259	275
6.000% due 2033	28	31
2.897% due 2034 (Ê)	420	448
3.035% due 2034 (Ê)	982	1,051
5.500% due 2034	372	406
6.000% due 2034	41	46
2.723% due 2035 (Ê)	984	1,051
2.846% due 2035 (Ê)	1,286	1,369
5.000% due 2035	135	151
5.095% due 2035 (Ê)	118	127
5.500% due 2035	621	676
6.000% due 2035	215	240
4.000% due 2036	216	229
5.500% due 2036	4	5
6.000% due 2036	68	75
5.000% due 2038	13,065	14,075
5.500% due 2038	29,474	33,295
6.000% due 2038	6,474	7,148
6.500% due 2038	361	402
4.500% due 2039	11,821	13,130
5.500% due 2039	3,425	3,709
4.000% due 2040	13,964	15,443
4.500% due 2040	7,152	7,945
4.000% due 2041	15,755	17,186
3.000% due 2042	4,183	4,305

	Principal Amount ($) or Shares	Fair Value $
15 Year TBA(Ï)
2.500%	2,000	2,066
3.000%	9,700	10,144
30 Year TBA(Ï)
3.000%	9,200	9,459
4.000%	5,400	5,725
4.500%	24,000	25,533
5.000%	21,000	22,567
6.000%	9,200	10,026
Freddie Mac Mortgage Trust Series 2010-K7 Class B 5.435% due 04/25/20 (Þ)	6,700	7,453
Freddie Mac Reference REMIC Series 2006-R006 Class ZA 6.000% due 04/15/36	4,295	4,916
Freddie Mac REMICS Series 1991-1037 Class Z 9.000% due 02/15/21	24	26
Series 1994-1730 Class Z 7.000% due 05/15/24	162	186
Series 1999-2129 Class SG Interest Only STRIP 6.750% due 06/17/27 (Ê)	758	168
Series 2000-2247 Class SC Interest Only STRIP 7.294% due 08/15/30 (Ê)	20	5
Series 2000-2266 Class F 0.656% due 11/15/30 (Ê)	35	35
Series 2002-2463 Class SJ Interest Only STRIP 7.794% due 03/15/32 (Ê)	83	20
Series 2003-2610 Class UI Interest Only STRIP 6.500% due 05/15/33	25	6
Series 2003-2621 Class QH 5.000% due 05/15/33	1,300	1,431
Series 2003-2624 Class QH 5.000% due 06/15/33	1,335	1,465
Series 2003-2649 Class IM
Interest Only STRIP 7.000% due 07/15/33	181	37
Series 2003-2697 Class LG 4.500% due 10/15/23	880	949
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,485
Series 2004-2752 Class FM 0.556% due 12/15/30 (Ê)	—	—
Series 2006-3123 Class HT 5.000% due 03/15/26	3,106	3,465
Series 2006-3149 Class LF 0.506% due 05/15/36 (Ê)	298	298
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,525	1,718
Series 2007-3335 Class BF 0.356% due 07/15/19 (Ê)	745	745
Series 2007-3335 Class FT 0.356% due 08/15/19 (Ê)	1,930	1,929

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

-	Principal Amount ($) or Shares	Fair Value $

Series 2007-3345 Class FP 0.406% due 11/15/36 (Ê)	2,792	2,787
Series 2007-3345 Class PF 0.386% due 05/15/36 (Ê)	3,123	3,117
Series 2009-3558 Class G 4.000% due 08/15/24	150	165
Series 2010-3640 Class JA 1.500% due 03/15/15	3,589	3,607
Series 2010-3653 Class B 4.500% due 04/15/30	4,570	5,062
Series 2010-3704 Class DC 4.000% due 11/15/36	1,809	1,975
Series 2011-3927 Class PC 4.500% due 09/15/41	6,800	8,050
Series 2011-3963 Class JB 4.500% due 11/15/41	3,500	3,943
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	27	5
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	88	13
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	95	20
Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/15/31	77	16
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.426% due 07/10/37 (Þ)	455	464
Ginnie Mae I 10.500% due 2015	18	18
11.000% due 2015	—	—
7.000% due 2016	2	2
10.500% due 2016	16	16
11.000% due 2020	9	10
10.500% due 2021	16	17
10.000% due 2022	31	34
7.500% due 2024	11	13
10.000% due 2025	31	34
3.000% due 2027	7,786	8,286
8.000% due 2030	168	206
7.500% due 2031	19	19
7.500% due 2032	9	10
5.500% due 2034	38	42
5.500% due 2035	7,959	8,772
5.500% due 2036	99	108
5.500% due 2037	197	216
5.500% due 2038	121	132
4.500% due 2039	36,080	40,742
5.000% due 2039	16,036	17,492
4.500% due 2040	6,356	6,978
5.000% due 2040	2,266	2,486
4.500% due 2041	4,130	4,534
4.500% due 2042	710	776

	Principal Amount ($) or Shares	Fair Value $
30 Year TBA(Ï) 3.000%	5,650	5,896
3.500%	70,150	75,400
4.000%	11,600	12,595
4.500%	17,100	18,652
6.000%	26,500	29,783
Ginnie Mae II 1.625% due 2023 (Ê)	281	291
1.750% due 2023 (Ê)	17	18
1.625% due 2024 (Ê)	67	69
1.750% due 2024 (Ê)	125	130
2.000% due 2024 (Ê)	70	73
1.625% due 2026 (Ê)	63	66
8.500% due 2026	21	26
1.625% due 2027 (Ê)	83	86
1.750% due 2027 (Ê)	97	101
1.625% due 2029 (Ê)	139	144
1.750% due 2030 (Ê)	53	55
3.500% due 2040 (Ê)	15,690	16,764
4.000% due 2040 (Ê)	5,998	6,441
5.390% due 2059	3,906	4,348
4.502% due 2061	2,829	3,191
4.700% due 2061	6,268	7,197
4.473% due 2062	8,958	10,193
4.564% due 2062	5,864	6,695
4.845% due 2062	1,672	1,896
5.065% due 2062	2,840	3,228
4.652% due 2063	1,240	1,368
4.661% due 2063	603	666
30 Year TBA(Ï) 3.000%	15,280	15,939
4.000%	9,200	9,932
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	1,135	1,139
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 5.093% due 05/25/35 (Ê)	3,348	3,302
Government National Mortgage Association Series 1998-23 Class ZA 6.500% due 09/20/28	846	991
Series 1999-27 Class SE Interest Only STRIP 8.394% due 08/16/29 (Ê)	101	31
Series 1999-44 Class SA Interest Only STRIP 8.344% due 12/16/29 (Ê)	130	26
Series 2000-29 Class S Interest Only STRIP 8.295% due 09/20/30 (Ê)	15	4
Series 2001-46 Class SA Interest Only STRIP 7.374% due 09/16/31 (Ê)	15	4
Series 2002-27 Class SA Interest Only STRIP 7.794% due 05/16/32 (Ê)	22	6

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2007-12 Class C 5.278% due 04/16/41	4,135	4,669
Series 2010-14 Class A 4.500% due 06/16/39	1,578	1,734
Series 2010-74 Class IO Interest Only STRIP 1.303% due 03/16/50	50,013	2,589
Series 2010-116 Class MP 3.500% due 09/16/40	17,836	19,270
Series 2010-124 Class C 3.392% due 03/16/45	1,875	2,003
Series 2010-H12 Class PT 5.470% due 11/20/59	2,913	3,203
Series 2011-67 Class B 3.863% due 10/16/47	2,665	2,907
Series 2011-127 Class IO Interest Only STRIP 1.542% due 03/16/47	31,068	2,302
Series 2012-70 Class IO Interest Only STRIP 0.962% due 08/16/52 (Å)	52,489	3,704
Series 2012-78 Class IO Interest Only STRIP 1.055% due 06/16/52 (Å)	43,717	3,410
Series 2012-95 Class IO Interest Only STRIP 1.048% due 02/16/53 (Å)	11,721	1,102
Series 2012-99 Class CI Interest Only STRIP 1.041% due 10/16/49	22,436	1,863
Series 2012-100 Class IO Interest Only STRIP 0.887% due 08/16/52 (Å)	39,042	2,987
Series 2012-115 Class A 2.131% due 04/16/45	1,590	1,641
Series 2012-147 Class AE 1.750% due 07/16/47	2,916	2,955
Series 2012-H11 Class CI Interest Only STRIP 2.889% due 04/20/62	21,756	2,611
Series 2012-H23 Class FI Interest Only STRIP 0.775% due 10/20/62 (Ê)	22,523	802
GreenPoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.474% due 11/25/45 (Ê)	182	149
Series 2006-AR6 Class A1A 0.284% due 10/25/46 (Ê)	—	—
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 3.163% due 10/25/33 (Ê)	689	682
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	2,669	2,710
Series 2011-GC5 Class A4 3.707% due 08/10/44	6,830	7,470

	Principal Amount ($) or Shares	Fair Value $
Series 2012-ALOH Class A 3.551% due 04/10/34 (Þ)	1,775	1,892
Series 2012-BWTR Class A 2.954% due 11/05/34 (Þ)	635	639
Series 2012-GCJ9 Class A3 2.773% due 11/10/45	4,025	4,051
Series 2013-GC10 Class A5 2.943% due 02/10/46	7,050	7,261
GS Mortgage Securities Corp. II Trust Series 2007-EOP Class A1 1.103% due 03/06/20 (Ê)(Þ)	1,414	1,415
GS Mortgage Securities Trust Series 2007-GG10 Class A4 5.791% due 08/10/45	5,600	6,410
Series 2012-GCJ7 Class A4 3.377% due 05/10/45	285	304
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	89	92
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	76	81
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	217	221
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	661	717
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	1,345	1,351
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,480	1,520
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.768% due 06/25/34 (Ê)	257	254
Series 2005-6F Class 1A6 5.250% due 07/25/35	3,143	3,203
Series 2005-AR7 Class 6A1 5.121% due 11/25/35 (Ê)	1,206	1,190
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,387	3,374
Series 2006-3F Class 2A3 5.750% due 03/25/36	2,286	2,163
Series 2007-AR2 Class 2A1 2.786% due 05/25/47 (Ê)	6,835	6,057
HarborView Mortgage Loan Trust Series 2005-2 Class 2A1A 0.425% due 05/19/35 (Ê)	138	112
Series 2005-4 Class 3A1 3.059% due 07/19/35 (Ê)	2,999	2,538
IndyMac INDX Mortgage Loan Trust Series 2004-AR11 Class 2A 2.651% due 12/25/34 (Ê)	83	76
Series 2005-AR25 Class 1A21 5.109% due 12/25/35 (Ê)	709	623
Series 2005-AR31 Class 1A1 2.511% due 01/25/36 (Ê)	811	628
Series 2006-AR8 Class A3A 0.434% due 07/25/46 (Ê)	9,619	7,261

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.858% due 05/25/36 (Ê)	4,991	3,693
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-CB13 Class A4 5.294% due 01/12/43	686	755
Series 2005-LDP5 Class A4 5.200% due 12/15/44	1,725	1,907
Series 2012-C8 Class A3 2.829% due 10/15/45	1,025	1,035
Series 2012-LC9 Class A5 2.840% due 12/15/47	1,260	1,274
JPMorgan Chase Commercial Mortgage Securities Corp. Pass-Through Certificate Series 2003-C1 Class D 5.192% due 01/12/37	2,670	2,671
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB14 Class A4 5.481% due 12/12/44	1,850	2,063
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,800
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	4,214
Series 2007-CB18 Class A4 5.440% due 06/12/47	3,000	3,426
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	229
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	4,634	5,088
Series 2011-C5 Class D 5.314% due 08/15/46 (Þ)	285	299
Series 2012-C8 Class E 4.670% due 10/15/45 (Þ)	150	145
Series 2012-WLDN Class A 3.905% due 05/05/30 (Þ)	375	405
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 4.961% due 02/25/35 (Ê)	192	195
Series 2005-A4 Class 1A1 5.276% due 07/25/35 (Ê)	1,261	1,263
Series 2005-A8 Class 1A1 5.231% due 11/25/35 (Ê)	2,153	2,108
Series 2005-S3 Class 1A2 5.750% due 01/25/36	154	146
Series 2006-A2 Class 2A1 4.668% due 04/25/36 (Ê)	160	147
Series 2006-A6 Class 1A2 2.998% due 10/25/36 (Ê)	988	818
Series 2006-A7 Class 3A2 5.575% due 01/25/37 (Ê)	4,927	4,254
Series 2007-A1 Class 5A2 3.029% due 07/25/35 (Ê)	238	242
Series 2007-A1 Class B1 3.022% due 07/25/35 (Ê)	106	1
Series 2007-A4 Class 3A3 5.390% due 06/25/37 (Ê)	2,249	2,119

	Principal Amount ($) or Shares	Fair Value $
Series 2007-S3 Class 1A8 6.000% due 08/25/37	7,836	6,824
Series 2007-S3 Class 1A74 6.000% due 08/25/37	1,986	1,732
Series 2007-S3 Class 1A96 6.000% due 08/25/37	151	132
Series 2007-S3 Class 1A97 6.000% due 08/25/37	312	274
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class A4 4.166% due 05/15/32	272	273
Series 2003-C3 Class D 4.274% due 02/15/37	395	397
Series 2003-C5 Class C 4.762% due 04/15/37	1,480	1,501
Series 2004-C7 Class A5 4.628% due 10/15/29	130	132
Series 2005-C1 Class A3 4.545% due 02/15/30	121	122
Series 2005-C2 Class AAB 5.007% due 04/15/30	232	237
Series 2005-C5 Class A4 4.954% due 09/15/30	1,505	1,634
Series 2005-C7 Class A4 5.197% due 11/15/30	1,230	1,346
Series 2006-C7 Class A3 5.347% due 11/15/38	1,850	2,104
Series 2007-C1 5.455% due 02/15/40	2,570	2,894
Series 2007-C2 Class A3 5.430% due 02/15/40	1,525	1,728
Series 2007-C7 Class AJ 6.275% due 09/15/45	4,830	4,334
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.301% due 10/25/34 (Ê)	7	3
Series 2005-1 Class B1 3.432% due 03/25/35 (Ê)	992	59
Series 2005-6 Class 7A1 5.314% due 06/25/35 (Ê)	326	320
Series 2006-2 Class 4A1 2.689% due 02/25/36 (Ê)	1,481	1,381
Series 2007-HF2 Class A1 0.514% due 09/25/37 (Ê)	6,148	4,992
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.831% due 06/25/33	974	854
Mastr Asset Securitization Trust Series 2006-2 Class 1A10 6.000% due 06/25/36 (Ê)	4,159	4,043
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	506	513
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	1,024	1,005

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC2 Class A1 0.686% due 06/15/30 (Ê)	411	407
Merrill Lynch Floating Trust Series 2008-LAQA Class A1 0.746% due 07/09/21 (Ê)(Þ)	3,794	3,773
Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A10 Class A 0.414% due 02/25/36 (Ê)	509	452
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	570	480
Series 2004-KEY2 Class A4 4.864% due 08/12/39	1,865	1,973
Series 2005-CIP1 Class A2 4.960% due 07/12/38	20	20
Series 2005-CIP1 Class AM 5.107% due 07/12/38	3,410	3,670
Series 2005-CKI1 Class A6 5.273% due 11/12/37	135	149
Series 2008-C1 Class A4 5.690% due 02/12/51	6,110	7,159
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.214% due 10/25/35 (Ê)	194	194
Series 2005-3 Class 5A 0.454% due 11/25/35 (Ê)	1,030	967
ML-CFC Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	1,026
Series 2007-8 Class A3 5.936% due 08/12/49	1,100	1,285
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class AS 3.214% due 02/15/46	2,260	2,302
Morgan Stanley Capital I Trust Series 2003-IQ6 Class C 5.129% due 12/15/41 (Å)	3,299	3,431
Series 2007-IQ15 Class A2 5.793% due 06/11/49	2,723	2,769
Series 2007-IQ16 Class AM 6.101% due 12/12/49	6,907	8,017
Series 2008-T29 Class AM 6.275% due 01/11/43	4,950	5,949
Morgan Stanley Capital I, Inc. Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	762	763
Series 2003-T11 Class A4 5.150% due 06/13/41	2,456	2,480
Series 2005-T19 Class A4A 4.890% due 06/12/47	8,666	9,422
Series 2006-T23 Class A4 5.818% due 08/12/41	6,678	7,668
Series 2007-IQ14 Class A4 5.692% due 04/15/49	3,099	3,567

	Principal Amount ($) or Shares	Fair Value $
Series 2007-IQ16 Class A4 5.809% due 12/12/49	3,100	3,635
Series 2011-C3 Class A2 3.224% due 07/15/49	1,885	2,025
Series 2011-C3 Class A4 4.118% due 07/15/49	1,105	1,241
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class C 6.790% due 07/15/33	675	695
Morgan Stanley Dean Witter Capital I, Inc. Series 2001-TOP1 Class E 7.354% due 02/15/33 (Þ)	237	237
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.791% due 08/12/45 (Þ)	400	460
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Å)	3,810	3,777
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Å)	2,500	2,500
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.005% due 10/05/25 (Å)	23,310	1,292
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	7,552	7,676
Series 2010-R3 Class 3A 2.400% due 12/08/20	2,866	2,975
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1 Class 2A2 4.786% due 03/25/35	467	466
NorthStar Mortgage Trust Series 2012-1 Class A 1.404% due 08/25/29 (Ê)(Þ)	2,015	2,016
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	3,340	3,864
ORES NPL LLC Series 2012-LV1 Class A 4.000% due 09/25/44 (Þ)	1,582	1,587
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.604% due 02/25/34 (Ê)	53	51
Series 2004-CL1 Class 2A2 0.604% due 02/25/19 (Ê)	3	3
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class A2 4.493% due 02/11/36	20	20
Series 2003-PWR1 Class C 4.706% due 02/11/36	695	694
Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	1,190	1,189
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	2,353	1,808

Russell Strategic Bond Fund	141

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

RAMP Trust Series 2004-SL1 Class A3 7.000% due 11/25/31	3	3
Reperforming Loan REMIC Trust Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	177	182
Residential Asset Securitization Trust Series 2005-A14 Class A5 5.500% due 12/25/35	2,761	2,372
Series 2006-A11 Class 1A4 6.250% due 10/25/36	318	230
Series 2006-A9CB Class A6 6.000% due 09/25/36	2,455	1,584
RFMSI Trust Series 2005-SA4 Class 1A21 3.309% due 09/25/35 (Ê)	3,873	3,314
Series 2006-S10 Class 1A7 6.000% due 10/25/36	2,301	2,112
Series 2006-SA4 Class 2A1 3.840% due 11/25/36 (Ê)	551	489
S2 Hospitality LLC Series 2012-LV1 Class A 4.500% due 04/15/25 (Þ)	1,071	1,072
SMA Issuer I LLC Series 2012-LV1 Class A 3.500% due 08/20/25 (Å)	2,166	2,178
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 Class 5A 5.500% due 12/25/34	197	194
Series 2004-20 Class 3A1 2.653% due 01/25/35 (Ê)	1,654	1,540
Series 2005-17 Class 3A1 2.721% due 08/25/35 (Ê)	36	34
Series 2006-5 Class 5A4 5.061% due 06/25/36 (Ê)	52	2
Structured Asset Mortgage Investments II Trust Series 2005-AR5 Class A3 0.455% due 07/19/35 (Ê)	262	258
Series 2005-AR8 Class A1A 0.484% due 02/25/36 (Ê)	822	575
Series 2007-AR6 Class A1 1.665% due 08/25/47 (Ê)	10,661	8,103
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-34A Class 5A4 2.774% due 11/25/33 (Ê)	6,531	6,627
Structured Asset Securities Corp. Trust Series 2005-6 Class B2 5.241% due 05/25/35	87	1
Suntrust Alternative Loan Trust Series 2006-1F Class 3A 0.554% due 04/25/36 (Ê)	801	195
Thornburg Mortgage Securities Trust Series 2004-3 Class A 0.944% due 09/25/44 (Ê)	6,416	6,292

	Principal Amount ($) or Shares	Fair Value $
Series 2007-1 Class A2B 5.800% due 03/25/37 (Ê)	2,721	2,566
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class A4 3.525% due 05/10/63	940	1,004
Series 2012-C3 Class D 4.958% due 08/10/49 (Þ)	615	606
VNO Mortgage Trust
Series 2012-6AVE Class A 2.996% due 11/15/30 (Å)	3,440	3,491
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17 Class A4 5.083% due 03/15/42	215	232
Series 2005-C20 Class A7 5.118% due 07/15/42	450	490
Series 2005-C21 Class A4 5.240% due 10/15/44	463	510
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	319
Series 2006-WL7A Class A2 0.326% due 09/15/21 (Å)(Ê)	1,953	1,917
Series 2007-C30 Class A5 5.342% due 12/15/43	16,650	18,885
Series 2007-WHL8 Class A1 0.286% due 06/15/20 (Ê)(Þ)	2,062	2,036
Wachovia Commercial Mortgage Securities, Inc. Commercial Mortgage Pass Through Certificates
Series 2003-C4 Class D 5.040% due 04/15/35	639	639
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR9 Class 1A 1.571% due 08/25/42 (Ê)	125	120
Series 2004-AR1 Class A 2.569% due 03/25/34 (Ê)	107	109
Series 2004-AR8 Class A2 0.650% due 06/25/44 (Ê)	1,732	1,601
Series 2004-AR10 Class A1B 0.670% due 07/25/44 (Ê)	5,144	4,862
Series 2004-AR10 Class A3 0.800% due 07/25/44 (Ê)	1,654	1,545
Series 2005-AR1 Class A2A1 0.544% due 01/25/45 (Ê)	2,179	2,045
Series 2005-AR2 Class 2A21 0.534% due 01/25/45 (Ê)	4,083	3,896
Series 2005-AR2 Class 2A23 0.584% due 01/25/45 (Ê)	6,231	5,976
Series 2005-AR6 Class B3 0.864% due 04/25/45 (Ê)(Þ)	512	2
Series 2005-AR11 Class A1A 0.524% due 08/25/45 (Ê)	5,227	4,895
Series 2005-AR13 Class A1A1 0.494% due 10/25/45 (Ê)	202	189
Series 2005-AR15 Class A1A1 0.464% due 11/25/45 (Ê)	6,407	6,003

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-AR5 Class A1A 1.161% due 06/25/46 (Ê)	3,835	3,129
Series 2006-AR7 Class 2A 1.152% due 07/25/46 (Ê)	2,257	1,750
Series 2006-AR7 Class 3A 2.500% due 07/25/46 (Ê)	9,047	8,475
Series 2006-AR9 Class 2A 2.500% due 08/25/46 (Ê)	4,574	4,258
Series 2006-AR12 Class 1A2 2.769% due 10/25/36 (Ê)	3,279	2,761
Series 2006-AR13 Class 1A 1.052% due 10/25/46 (Ê)	11,307	8,891
Series 2006-AR17 Class 1A1A 0.982% due 12/25/46 (Ê)	4,413	3,899
Series 2006-AR18 Class 3A1 4.579% due 01/25/37 (Ê)	2,463	2,202
Series 2006-AR18 Class 3A2 4.579% due 01/25/37 (Ê)	3,408	3,048
Series 2006-AR19 Class 2A 2.250% due 01/25/47 (Ê)	4,471	4,111
Series 2007-HY3 Class 4A1 2.747% due 03/25/37 (Ê)	3,916	3,612
Series 2007-HY5 Class 3A1 5.130% due 05/25/37 (Ê)	6,727	6,515
Series 2007-OA2 Class 1A 0.872% due 03/25/47 (Ê)	6,997	5,113
Series 2007-OA3 Class 2A 0.942% due 04/25/47 (Ê)	7,381	5,723
Series 2007-OA5 Class 1A 0.922% due 06/25/47 (Ê)	11,479	9,632
Washington Mutual Mortgage Pass-Through Certificates WMALT
Series 2006-1 Class 4CB 6.500% due 02/25/36	10,959	7,291
Series 2006-AR7 Class A1A 1.086% due 09/25/46 (Ê)	12,470	6,695
Series 2006-AR9 Class 2A 1.000% due 11/25/46 (Ê)	11,964	6,285
Series 2007-HY2 Class 2A3 4.049% due 04/25/37 (Ê)	5,015	3,512
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class D 4.780% due 10/15/45 (Þ)	245	240
Wells Fargo Mortgage Backed Securities Trust
Series 2004-AA Class A1 2.623% due 12/25/34 (Ê)	710	706
Series 2004-CC Class A1 2.621% due 01/25/35 (Ê)	1,138	1,136
Series 2005-18 Class 2A10 21.986% due 01/25/36 (Ê)	1,129	1,518
Series 2005-AR7 Class 2A1 5.086% due 05/25/35 (Ê)	4,494	4,569
Series 2005-AR8 Class 2A1 2.736% due 06/25/35 (Ê)	479	489
Series 2005-AR11 Class 1A1 2.658% due 06/25/35 (Ê)	568	580

	Principal Amount ($) or Shares	Fair Value $
Series 2006-2 Class 2A3 5.500% due 03/25/36	1,156	1,135
Series 2006-3 Class A11 5.500% due 03/25/36	5,289	5,529
Series 2006-6 Class 1A8 5.750% due 05/25/36	2,300	2,305
Series 2006-8 Class A15 6.000% due 07/25/36	4,730	4,687
Series 2006-11 Class A9 6.500% due 09/25/36	2,166	2,184
Series 2006-13 Class A5 6.000% due 10/25/36	1,349	1,393
Series 2006-AR1 Class 2A5 5.354% due 03/25/36 (Ê)	1,787	1,761
Series 2006-AR2 Class 2A1 2.625% due 03/25/36	3,930	3,925
Series 2006-AR2 Class 2A3 2.625% due 03/25/36 (Ê)	1,250	1,239
Series 2006-AR4 Class 1A1 5.759% due 04/25/36 (Ê)	4,292	4,023
Series 2006-AR10 Class 4A1 2.622% due 07/25/36 (Ê)	2,884	2,627
Series 2006-AR17 Class A1 2.629% due 10/25/36 (Ê)	8,135	7,572
Series 2007-2 Class 1A13 6.000% due 03/25/37	5,034	4,830
Series 2007-4 Class A15 6.000% due 04/25/37	2,059	1,976
Series 2007-4 Class A21 5.500% due 04/25/37	1,179	1,100
Series 2007-7 Class A6 6.000% due 06/25/37	730	735
Series 2007-7 Class A38 6.000% due 06/25/37	783	772
Series 2007-8 Class 1A16 6.000% due 07/25/37	2,061	2,041
Series 2007-8 Class 2A2 6.000% due 07/25/37	4,168	4,091
Series 2007-10 Class 1A5 6.000% due 07/25/37	4,867	4,900
Series 2007-10 Class 1A18 6.000% due 07/25/37	3,669	3,694
Series 2007-11 Class A14 6.000% due 08/25/37	646	658
Series 2007-11 Class A36 6.000% due 08/25/37	2,748	2,799
Series 2007-11 Class A81 6.000% due 08/25/37	4,414	4,496
Series 2007-11 Class A96 6.000% due 08/25/37	2,197	2,238
Series 2007-13 Class A7 6.000% due 09/25/37	868	823
Series 2007-14 Class 1A1 6.000% due 10/25/37	733	735
Series 2007-AR5 Class A1 5.971% due 10/25/37 (Ê)	1,981	1,946

Russell Strategic Bond Fund	143

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

WF-RBS Commercial Mortgage Trust Series 2011-C2 Class A4 4.869% due 02/15/44 (Þ)	350	409
Series 2011-C4 Class A4 4.902% due 06/15/44 (Þ)	485	571
Series 2011-C5 Class A4 3.667% due 11/15/44	5,140	5,597
Series 2012-C8 Class A3 3.001% due 08/15/45	4,255	4,376
Series 2012-C10 Class A3 2.875% due 12/15/45	875	887
Series 2013-C11 Class A5 3.071% due 03/15/45	7,180	7,395

		2,595,455

Municipal Bonds - 1.9%
Brazos Higher Education Authority Revenue Bonds 0.584% due 12/26/24 (Ê)	1,506	1,391
Chicago Transit Authority Revenue Bonds 6.300% due 12/01/21	500	576
6.899% due 12/01/40	5,200	6,301
City of Chicago Illinois General Obligation Unlimited 5.000% due 12/01/24 (µ)	17,715	19,626
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	4,250	5,300
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	1,200	1,661
County of Cook Illinois General Obligation Unlimited 5.000% due 11/15/26 (µ)	15,000	16,192
East Baton Rouge Sewerage Commission Revenue Bonds 6.087% due 02/01/45	1,800	2,019
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	335	327
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	800	1,068
Metropolitan Government of Nashville & Davidson County Convention Center Authority Revenue Bonds 6.731% due 07/01/43	100	124
Metropolitan Transportation Authority Revenue Bonds 5.000% due 11/15/26	2,000	2,433
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	4,755	5,648
7.055% due 04/01/57	4,445	5,044
New Jersey State Turnpike Authority Revenue Bonds 7.102% due 01/01/41	3,105	4,350

	Principal Amount ($) or Shares	Fair Value $
New York City Municipal Water Finance Authority Revenue Bonds 5.375% due 06/15/43	5,075	5,972
New York Liberty Development Corp. Revenue Bonds 5.000% due 12/15/41	200	227
New York State Dormitory Authority Revenue Bonds 5.000% due 12/15/25	2,100	2,600
5.000% due 03/15/29	1,700	2,038
North Texas Tollway Authority Revenue Bonds 6.718% due 01/01/49	1,100	1,470
Port Authority of New York & New Jersey Revenue Bonds 4.458% due 10/01/62	4,175	4,082
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	100	118
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	15,190	17,013
San Diego Redevelopment Agency Tax Allocation 7.625% due 09/01/30	500	532
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	1,005	958
South Carolina Student Loan Corp. Revenue Bonds 0.431% due 12/01/20 (Ê)	4,500	4,463
State of California General Obligation Unlimited 5.700% due 11/01/21	920	1,088
6.650% due 03/01/22	3,900	4,901
7.500% due 04/01/34	800	1,129
7.950% due 03/01/36	3,200	3,986
5.650% due 04/01/39 (Ê)	700	705
7.550% due 04/01/39	3,688	5,403
7.625% due 03/01/40	2,300	3,375
State of Illinois General Obligation Unlimited 5.665% due 03/01/18	4,000	4,526
5.100% due 06/01/33	3,525	3,448
7.350% due 07/01/35	4,100	4,898
State of Louisiana Gasoline & Fuels Tax Revenue Bonds 3.000% due 05/01/43 (Ê)	4,200	4,218
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47	2,325	1,973
Tobacco Settlement Financing Corp. Revenue Bonds 5.500% due 06/01/26	1,340	1,436

		152,619

144	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Non-US Bonds - 7.0%
Asset-Backed European Securitisation Transaction Six PLC Series 2011-6 Class A1 1.594% due 03/15/18 (Ê)	GBP	1,288	2,045
Australia Government Bond Series 120 6.000% due 02/15/17	AUD	78,690	91,874
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/17	BRL	14,331	7,541
Colombia Government International Bond 10.750% due 06/15/16	COP	17,044,000	14,749
7.750% due 04/14/21	COP	21,360,000	15,032
Eksportfinans ASA Series 2 0.720% due 07/28/16	JPY	300,000	2,726
Granite Master Issuer PLC Series 2007-1 Class 3A2 0.312% due 12/20/54 (Ê)	EUR	520	697
Housing Financing Fund Series 2 3.750% due 04/15/34	ISK	368,778	3,388
Series 3 3.750% due 06/15/44	ISK	755,765	7,061
Ireland Government Bond 5.000% due 10/18/20	EUR	15,190	21,812
5.400% due 03/13/25	EUR	18,700	26,685
Italy Buoni Poliennali Del Tesoro 3.500% due 11/01/17	EUR	800	1,105
4.000% due 09/01/20	EUR	7,470	10,339
Mexican Bonos Series M 20 7.500% due 06/03/27	MXN	178,800	16,746
Series M 30 10.000% due 11/20/36	MXN	146,900	17,169
Series M 8.000% due 06/11/20	MXN	193,240	18,209
6.500% due 06/10/21	MXN	70,900	6,125
7.750% due 05/29/31	MXN	41,100	3,896
New Zealand Government Bond Series 1217 6.000% due 12/15/17	NZD	48,060	45,727
Series 521 6.000% due 05/15/21	NZD	12,780	12,596
Norway Government Bond Series 472 4.250% due 05/19/17	NOK	150,870	30,146
Peru Government Bond 7.840% due 08/12/20	PEN	12,030	5,867
Peruvian Government International Bond Series REGS 8.600% due 08/12/17	PEN	6,130	2,980

	Principal Amount ($) or Shares		Fair Value $

Poland Government Bond Series 0417 4.750% due 04/25/17	PLN	91,350	31,146
Series 1019 5.500% due 10/25/19	PLN	88,360	31,910
Province of British Columbia 4.300% due 06/18/42	CAD	200	230
Province of Ontario Canada 4.300% due 03/08/17	CAD	200	219
4.200% due 06/02/20	CAD	400	445
4.000% due 06/02/21	CAD	4,700	5,157
3.150% due 06/02/22	CAD	14,100	14,446
4.600% due 06/02/39	CAD	900	1,054
Province of Quebec Canada 4.500% due 12/01/17	CAD	600	669
4.500% due 12/01/18	CAD	200	225
4.500% due 12/01/20	CAD	700	791
4.250% due 12/01/21	CAD	3,700	4,106
3.500% due 12/01/22	CAD	9,400	9,802
Queensland Treasury Corp. Series 22 6.000% due 07/21/22	AUD	6,800	7,949
Russian Agricultural Bank OJSC Via RSHB Capital SA 8.625% due 02/17/17 (Þ)	RUB	116,700	3,986
Silenus European Loan Conduit NO 25, Ltd. Series 2007-25X Class A 0.342% due 05/15/19 (Ê)	EUR	104	132
Spain Government Bond 3.750% due 10/31/15	EUR	4,400	6,095
3.150% due 01/31/16	EUR	4,400	5,984
4.250% due 10/31/16	EUR	45,000	62,788
5.850% due 01/31/22	EUR	510	733
Telecom Italia SpA 6.375% due 06/24/19	GBP	950	1,611
United Kingdom Gilt 4.000% due 03/07/22	GBP	2,000	3,714
1.750% due 09/07/22	GBP	1,440	2,216
4.500% due 12/07/42	GBP	3,950	7,662
Wood Street CLO 1 BV Series 2005-I Class A 0.602% due 11/22/21 (Ê)	EUR	1,488	1,968

			569,553

United States Government Agencies - 1.0%
Fannie Mae 5.000% due 02/13/17		1,400	1,635
5.375% due 06/12/17		2,900	3,459
Federal Home Loan Mortgage Corp. 1.000% due 03/08/17		5,100	5,139
1.000% due 06/29/17		4,000	4,028
1.000% due 09/29/17		1,300	1,306
1.250% due 08/01/19		1,300	1,289
1.250% due 10/02/19		29,600	29,225
2.375% due 01/13/22		5,000	5,138

Russell Strategic Bond Fund	145

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 1 1.000% due 07/28/17	10,500	10,547
0.750% due 01/12/18	5,700	5,635
Federal National Mortgage Association 1.375% due 11/15/16	1,100	1,129
1.250% due 01/30/17	2,000	2,039
0.875% due 08/28/17	2,000	1,995
0.875% due 12/20/17	1,000	996
0.875% due 02/08/18	2,600	2,581
Zero coupon due 10/09/19	8,042	6,980
Freddie Mac 5.000% due 02/16/17	1,900	2,222

		85,343

United States Government Treasuries - 18.9%
United States Treasury Inflation Indexed Bonds 0.125% due 04/15/17 (Æ)	43,506	46,826
1.625% due 01/15/18	220	256
1.375% due 07/15/18	320	375
2.125% due 01/15/19	1,287	1,565
1.375% due 01/15/20	1,384	1,639
1.250% due 07/15/20 (Æ)	528	625
0.125% due 07/15/22 (Æ)	4,005	4,327
2.375% due 01/15/25 (Æ)	8,184	10,931
2.375% due 01/15/27 (Æ)	45,100	61,238
1.750% due 01/15/28 (Æ)	440	560
3.875% due 04/15/29	1,821	2,965
2.125% due 02/15/41 (Æ)	9,989	14,350
0.750% due 02/15/42	2,548	2,699
United States Treasury Notes 0.250% due 01/31/14	46,300	46,336
0.250% due 09/30/14	35,000	35,007
0.375% due 11/15/14	18,930	18,974
2.125% due 11/30/14	25,000	25,850
0.125% due 12/31/14	2,725	2,718
0.250% due 05/15/15	251,095	250,742
0.375% due 11/15/15	53,400	53,396
0.250% due 12/15/15	6,200	6,175
0.375% due 01/15/16	8,500	8,493
0.875% due 04/30/17	375	378
0.625% due 05/31/17	37,270	37,122
0.750% due 06/30/17	71,550	71,572
0.500% due 07/31/17	29,700	29,350
0.625% due 09/30/17	29,000	28,758
0.750% due 10/31/17	208,750	208,032
0.750% due 12/31/17	129,390	128,692
0.875% due 01/31/18	6,700	6,698
3.500% due 02/15/18	13,335	15,057
1.500% due 08/31/18	5,585	5,730
1.000% due 06/30/19	30,300	29,864
1.000% due 08/31/19	6,400	6,286
1.000% due 09/30/19	8,900	8,730
1.250% due 10/31/19	1,000	996
1.000% due 11/30/19	20,200	19,752
1.125% due 12/31/19	4,400	4,331
1.250% due 01/31/20	20,700	20,687

	Principal Amount ($) or Shares	Fair Value $
1.625% due 08/15/22	35,600	34,635
1.625% due 11/15/22	78,915	76,400
6.250% due 08/15/23	4,915	6,899
6.125% due 11/15/27	12,205	8,063
3.125% due 11/15/41	11,345	11,341
3.125% due 02/15/42	14,575	14,552
3.000% due 05/15/42	72,535	70,540
2.750% due 08/15/42	90,840	83,658
2.750% due 11/15/42	8,285	7,617

		1,531,787

Total Long-Term Investments (cost $6,828,443)		7,050,604

Common Stocks - 0.1%
Financial Services - 0.0%
Escrow GM Corp. (Þ)	420,000	—

Utilities - 0.1%
Dynegy, Inc. (Æ)	181,670	3,633

Total Common Stocks (cost $3,633)		3,633

Preferred Stocks - 0.0%
Financial Services - 0.0%
DG Funding Trust (Å)	479	3,477

Total Preferred Stocks (cost $5,071)		3,477

	Notional Amount
Options Purchased - 0.0%
(Number of Contracts)
United States Treasury 10 Year Note Futures Feb 2013 131.00 Put (85)	USD 85	45

Total Options Purchased (cost $41)		45

	Principal Amount ($) or Shares
Short-Term Investments - 21.7%
Adam Aircraft Industries, Inc. Term Loan 15.130% due 05/23/13 (Å)	760	8
Allstate Life Global Funding Trusts 5.375% due 04/30/13	2,200	2,227
Ally Auto Receivables Trust Series 2012-4 Class A1 0.302% due 09/06/13	2,384	2,385
American Express Bank FSB Series BKNT 5.500% due 04/16/13	700	707
American Express Credit Corp. 5.875% due 05/02/13	6,900	6,992

146	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

American International Group, Inc. 4.250% due 05/15/13		10,300	10,404
AmeriCredit Automobile Receivables Trust Series 2012-3 Class A1 0.361% due 07/08/13		973	974
Series 2012-4 Class A1 0.300% due 09/09/13		4,056	4,056
Amsouth Bank Series AI 4.850% due 04/01/13 (Þ)		1,075	1,082
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)		5,000	5,128
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Å)		2,700	2,741
Banco do Brasil SA 2.152% due 03/26/13 (ç)(ž)		4,900	4,884
Banco Santander Brasil SA 2.200% due 04/02/13 (ž)		1,100	1,099
3.100% due 10/01/13 (ž)		4,300	4,267
BMW Vehicle Lease Trust Series 2013-1 Class A1 0.200% due 01/21/14		7,090	7,090
Brazil Notas do Tesouro Nacional Series NTNF 10.000% due 01/01/14	MXN	6,874	3,560
Caterpillar, Inc. 0.482% due 05/21/13 (Ê)		5,500	5,504
Citigroup, Inc. 5.500% due 04/11/13		7,900	7,972
5.850% due 07/02/13		700	714
1.755% due 01/13/14 (Ê)		2,700	2,728
Continental Airlines Pass Through Trust Series 2006-1 Class G 0.661% due 06/02/13 (Ê)		2,319	2,309
Credit Suisse NY 2.200% due 01/14/14		900	914
Credit Suisse USA, Inc. 5.500% due 08/15/13		380	390
Daimler Finance NA LLC 6.500% due 11/15/13		6,475	6,763
Daimler Finance North America LLC 1.000% due 10/03/13 (ž)		8,300	8,244
1.070% due 10/08/13 (ž)		20,300	20,209
Electricite de France SA 5.500% due 01/26/14 (Å)		1,700	1,778
Enterprise Products Operating LLC 5.900% due 04/15/13		1,130	1,141
Ford Motor Credit Co. 1.000% due 02/15/13 (ç)(ž)		1,800	1,799
0.960% due 03/05/13 (ç)(ž)		9,600	9,592
Freddie Mac Discount Notes Zero coupon due 02/11/13 (ç)(ž)		3,570	3,570
Gazprom OAO Via Gaz Capital SA 7.343% due 04/11/13 (Þ)		600	606
Gazprom OAO Via RBS AG Series REGS 9.625% due 03/01/13		1,200	1,206

	Principal Amount ($) or Shares		Fair Value $

GE Equipment Transportation LLC Series 2012-2 Class A1 0.260% due 10/24/13		2,725	2,725
Ginnie Mae I 11.000% due 07/15/13		—	—
GlaxoSmithKline Capital, Inc. 4.850% due 05/15/13		6,900	6,989
HCA, Inc. 6.250% due 02/15/13		7,600	7,600
Hewlett-Packard Co. 0.592% due 05/24/13 (Ê)		6,400	6,388
Honda Auto Receivables Owner Trust Series 2013-1 Class A1 0.200% due 01/21/14		7,055	7,055
Hyundai Auto Lease Securitization Trust Series 2012-A Class A1 0.384% due 06/17/13 (Þ)		725	725
Hyundai Auto Receivables Trust Series 2012-B Class A1 0.293% due 07/15/13		1,998	1,998
Series 2012-C Class A1 0.230% due 10/15/13		8,662	8,661
ING Bank NV 1.358% due 03/15/13 (Å)(Ê)		8,100	8,107
Itau Unibanco SA 0.010% due 10/31/13 (ž)		1,400	1,382
Japan Treasury Discount Bill Series 324 Zero coupon due 02/25/13 (ž)	JPY	640,000	6,998
Series 327 Zero coupon due 03/04/13 (ž)	JPY	1,290,000	14,106
Series 330 Zero coupon due 03/18/13 (ž)	JPY	640,000	6,998
John Deere Owner Trust Series 2012-B Class A1 0.267% due 09/16/13		655	655
JPMorgan Chase & Co. 0.434% due 09/26/13 (Ê)		300	407
5.375% due 01/15/14		2,565	2,684
Lloyds Bank PLC Discount Note 0.581% due 02/13/13 (ç)(ž)		5,385	5,384
MBNA Corp. 6.125% due 03/01/13		2,000	2,008
Mexico Cetes Series BI Zero coupon due 02/07/13	MXN	2,525,000	19,843
Zero coupon due 03/14/13	MXN	2,035,000	15,926
Zero coupon due 04/04/13	MXN	539,000	4,208
Zero coupon due 04/18/13	MXN	291,000	2,268
Morgan Stanley Series GMTN 2.810% due 05/14/13 (Ê)		1,100	1,106
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)		6,725	6,846
New Jersey Economic Development Authority Revenue Bonds 1.308% due 06/15/13 (Ê)		3,900	3,906

Russell Strategic Bond Fund	147

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Nissan Auto Receivables Owner Trust Series 2012-B Class A1 0.263% due 08/15/13	5,542		5,542
Nordea Bank AB 2.125% due 01/14/14 (Å)	400		404
Principal Life Income Funding Trusts 5.300% due 04/24/13	400		404
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)	1,955		—
Ralph Lauren Corp. 4.500% due 10/04/13	1,620		2,243
RBS Holdings USA, Inc. Zero coupon due 03/19/13 (ç)(ž)	14,505		14,498
Russell U.S. Cash Management Fund	1,218,314,102	(¥)	1,218,314
Santander Drive Auto Receivables Trust Series 2012-5 Class A1 0.336% due 08/15/13	537		537
Series 2012-6 Class A1 0.300% due 10/15/13	8,622		8,622
Series 2013-1 Class A1 0.260% due 01/15/14	6,685		6,685
SMART Trust Series 2012-4US Class A1 0.290% due 10/14/13	796		796
Series 2013-1US Class A1 0.230% due 01/14/14	10,570		10,571
Sumitomo Mitsui Banking Corp. 1.950% due 01/14/14 (Å)	1,200		1,212
Telefonica Emisiones SAU 2.582% due 04/26/13	700		702
Tidewater Auto Receivables Trust Series 2012-AA Class A1 0.640% due 11/15/13 (Å)	3,413		3,413
Time Warner Cable, Inc. 6.200% due 07/01/13	5,900		6,032
United States Treasury Bills 0.068% due 02/07/13 (ç)(ž)	195,030		195,028
0.053% due 04/04/13 (ž)	125		125
0.058% due 04/04/13	25		25
0.055% due 04/11/13 (ž)	1,850		1,849
0.073% due 05/23/13 (ž)	50		50
0.082% due 05/23/13	40		40
0.085% due 05/23/13	30		30
0.091% due 05/23/13	60		60
0.097% due 05/23/13	30		30
0.110% due 05/23/13	20		20
0.146% due 12/12/13 (ž)	50		50
UnitedHealth Group, Inc. 4.875% due 02/15/13	400		401
Verizon Communications, Inc. 5.250% due 04/15/13	300		303
Westlake Automobile Receivables Trust Series 2012-1A Class A1 0.426% due 09/16/13 (Þ)	8,617		8,618

	Principal Amount ($) or Shares	Fair Value $
World Omni Automobile Lease Securitization Trust Series 2012-A Class A1 0.328% due 06/17/13	11	11

Total Short-Term Investments (cost $1,768,183)		1,764,631

Total Investments - 108.6% (identified cost $8,605,371)		8,822,390

Other Assets and Liabilities, Net - (8.6%)		(696,681)

Net Assets - 100.0%		8,125,709

See accompanying notes which are an integral part of this quarterly report.

148	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.9%
AbbVie, Inc.	11/05/12	10,145,000	99.88	10,133	10,167
Adam Aircraft Industries, Inc. Term Loan	05/22/07	760,489	96.83	736	8
Arbor Realty Trust, Inc. CLO	01/16/13	3,130,000	100.00	3,130	3,130
ARL First LLC	12/06/12	2,518,000	99.92	2,516	2,639
Australia & New Zealand Banking Group, Ltd.	01/05/11	2,700,000	99.99	2,700	2,741
Chatham Light CLO, Ltd.	11/25/09	2,825,125	93.13	2,631	2,778
Credit Suisse First Boston Mortgage Securities Corp.	01/04/13	4,020,000	100.31	4,032	4,037
DG Funding Trust	11/04/03	479	10,585.30	5,071	3,477
Dryden XXV Senior Loan Fund	11/14/12	4,000,000	100.00	4,000	4,012
Electricite de France SA	01/21/09	1,700,000	99.91	1,699	1,778
Enel Finance International NV	09/13/07	1,500,000	99.90	1,498	1,679
Extended Stay America Trust	01/24/13	1,110,000	100.00	1,110	1,110
Government National Mortgage Association	05/14/12	52,489,056	7.06	3,705	3,704
Government National Mortgage Association	07/31/12	39,041,747	7.65	2,988	2,987
Government National Mortgage Association	08/22/12	11,720,917	9.40	1,102	1,102
Government National Mortgage Association	09/20/12	43,717,235	7.80	3,410	3,410
Greywolf CLO, Ltd.	02/24/11	4,418,242	93.42	4,128	4,252
ING Bank NV	06/02/11	8,100,000	100.02	8,102	8,107
KKR Group Finance Co. II	01/25/13	3,195,000	98.86	3,158	3,149
Latitude CLO II Corp.	11/26/12	2,143,000	94.44	2,024	2,038
LBG Capital No. 1 PLC	09/22/05	300,000	100.00	300	319
M&T Bank Corp.	12/19/12	3,710,000	104.00	3,858	3,886
Metropolitan Life Global Funding I	01/03/13	7,000,000	99.48	6,964	6,947
Monument Park CDO, Ltd.	11/05/10	62,512	97.12	61	63
Morgan Stanley Capital I Trust	01/23/13	3,299,000	104.16	3,437	3,431
Motel 6 Trust	11/02/12	2,500,000	100.00	2,500	2,500
Motel 6 Trust	11/02/12	23,310,000	5.55	1,294	1,292
Motel 6 Trust	11/02/12	3,810,000	99.75	3,801	3,777
Nationwide Building Society	02/18/10	2,600,000	99.82	2,595	3,003
Nationwide Mutual Insurance Co.	12/10/12	2,910,000	101.45	2,952	2,983
Nordea Bank AB	01/11/11	400,000	99.95	400	404
OMX Timber Finance Investments I LLC	03/16/10	7,200,000	98.76	7,111	7,934
RESI Finance, LP	02/26/08	1,036,527	83.30	864	815
RESI Finance, LP	02/26/08	891,413	84.28	751	721
Resix Finance, Ltd. Credit-Linked Notes	01/15/08	1,036,527	73.13	758	471
SMA Issuer I LLC	12/14/12	2,166,174	100.50	2,177	2,178
SMART Trust	01/17/13	5,892,989	100.26	5,909	5,907
SMART Trust	01/17/13	7,369,324	100.55	7,410	7,403
Sumitomo Mitsui Banking Corp.	01/06/11	1,200,000	99.96	1,200	1,212
Tidewater Auto Receivables Trust	11/19/12	3,412,613	100.00	3,413	3,413
Trinity Rail Leasing, LP	12/12/12	5,890,000	100.95	5,946	6,052
Trip Rail Master Funding LLC	08/30/12	4,928,000	115.41	5,687	5,994
Viacom, Inc.	11/16/12	2,985,000	96.29	2,874	2,809
VNO Mortgage Trust	12/18/12	3,440,000	103.20	3,550	3,491
Wachovia Bank Commercial Mortgage Trust	11/01/12	1,952,510	98.04	1,914	1,917
Westpac Banking Corp.	08/12/10	9,600,000	102.78	9,866	10,040
Zoetis, Inc.	01/16/13	1,945,000	99.94	1,944	1,942

					157,209

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	149

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Australia Government 10 Year Treasury Bond Futures (SFE) (Australia)	5	AUD	608	03/13	(10)
Australia Government 3 Year Treasury Bond Futures (SFE) (Australia)	267	AUD	29,134	03/13	(6)
Canada Government 10 Year Bond Futures (Canada)	5	CAD	669	03/13	(9)
Euribor Futures (Germany)	21	EUR	5,205	12/14	(35)
Euro-Buxl Futures (Germany)	7	EUR	924	03/13	7
Eurodollar Futures (CME)	13	USD	3,238	09/13	1
Eurodollar Futures (CME)	17	USD	4,233	12/13	1
Eurodollar Futures (CME)	604	USD	149,724	06/15	57
Eurodollar Futures (CME)	71	USD	17,580	09/15	21
Eurodollar Futures (CME)	543	USD	134,264	12/15	(304)
Eurodollar Futures (CME)	216	USD	53,328	03/16	(127)
Eurodollar Futures (CME)	19	USD	4,683	06/16	(12)
Eurodollar Futures (CME)	13	USD	3,199	09/16	(9)
Euro-Schatz Futures (Germany)	153	EUR	16,867	03/13	(5)
Three Month Euribor Interest Rate Futures (Germany)	4	EUR	991	03/15	(7)
Three Month Euribor Interest Rate Futures (Germany)	4	EUR	990	06/15	(7)
United States Treasury 30 Year Bond Futures	833	USD	119,509	03/13	(4,405)
United States Treasury 2 Year Note Futures	616	USD	135,780	03/13	(2)
United States Treasury 5 Year Note Futures	1,833	USD	226,805	03/13	(1,064)
United States Treasury 10 Year Note Futures	2,099	USD	275,559	03/13	(3,532)
United States Treasury Ultra Long-Term Bond Futures	12	USD	1,878	03/13	(112)

Short Positions
Canada Government 10 Year Bond Futures (Canada)	219	CAD	29,283	03/13	475
Euro-Bobl Futures (Germany)	266	EUR	33,431	03/13	550
Euro-BTP Italian Goverment Bond Futures (Italy)	33	EUR	3,724	03/13	(21)
Euro-Bund Futures (Germany)	226	EUR	32,069	03/13	208
Euro-OAT Futures (Germany)	227	EUR	30,339	03/13	515
Japan Government 10 Year Bond Futures (TSE) (Japan)	31	JPY	4,473,300	03/13	30
Japan Government 10 Year Mini Bond Futures (SGX) (Japan)	17	JPY	245,395	03/13	(1)
United Kingdom Long Gilt Bond Futures (United Kingdom)	658	GBP	76,571	03/13	1,663
United States Treasury 30 Year Bond Futures	2	USD	287	03/13	11
United States Treasury 2 Year Note Futures	749	USD	165,096	03/13	(1)
United States Treasury 5 Year Note Futures	744	USD	92,058	03/13	564
United States Treasury 10 Year Note Futures	1,286	USD	168,828	03/13	1,688

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(3,878)

See accompanying notes which are an integral part of this quarterly report.

150	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options	Put	1	0.00		6,500	04/04/13	(14)
Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(19)
Inflationary Floor Options	Put	1	0.00	USD	1,300	03/10/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	3,600	03/12/20	(5)
Inflationary Floor Options	Put	1	0.00	USD	8,800	04/07/20	(14)
Inflationary Floor Options	Put	1	0.00	USD	3,300	09/29/20	(3)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.700%	Call	1	0.00		25,000	02/19/13	—
USD Three Month LIBOR/USD 0.750%	Call	2	0.00		13,500	04/02/13	(1)
USD Three Month LIBOR/USD 0.850%	Call	2	0.00		12,400	03/18/13	(5)
USD Three Month LIBOR/USD 1.200%	Call	3	0.00		25,200	03/18/13	(4)
USD Three Month LIBOR/USD 1.800%	Call	2	0.00		12,500	07/29/13	(57)
USD 1.050%/USD Three Month LIBOR	Put	1	0.00		6,400	03/18/13	(29)
USD 1.150%/USD Three Month LIBOR	Put	2	0.00		13,500	04/02/13	(47)
USD 1.150%/USD Three Month LIBOR	Put	3	0.00		12,800	07/24/13	(27)
USD 1.200%/USD Three Month LIBOR	Put	2	0.00		34,400	02/19/13	(19)
USD 1.200%/USD Three Month LIBOR	Put	4	0.00		63,800	03/18/13	(129)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		17,100	07/11/13	(3)
USD 1.250%/USD Three Month LIBOR	Put	2	0.00		12,400	03/18/13	(18)
USD 1.300%/USD Three Month LIBOR	Put	3	0.00		9,800	04/29/13	(28)
USD 1.400%/USD Three Month LIBOR	Put	2	0.00		5,400	03/18/13	(4)
USD 1.650%/USD Three Month LIBOR	Put	4	0.00		29,100	03/18/13	(122)
USD 1.700%/USD Three Month LIBOR	Put	2	0.00		3,200	07/24/13	(16)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		21,600	05/30/13	(26)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		8,700	03/18/13	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		24,700	05/28/13	—
USD 2.650%/USD Three Month LIBOR	Put	2	0.00		12,500	07/29/13	(96)

Total Liability for Options Written (premiums received $1,652)							(688)

Transactions in options written contracts for the period ended January 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	929	$2,820
Opened	211	543
Closed	(13)	(554)
Expired	(1,080)	(1,157)

Outstanding January 31, 2013	47	$1,652

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	151

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,172	CAD	1,156	02/20/13	(14)
Bank of America	USD	200	MXN	2,551	04/03/13	—
Bank of America	USD	530	RUB	18,040	05/08/13	62
Bank of America	AUD	12,701	USD	13,180	02/21/13	(48)
Bank of America	CAD	13,210	AUD	12,560	02/21/13	(158)
Bank of America	CAD	13,113	NZD	15,600	02/21/13	(65)
Bank of America	CHF	1,570	USD	1,693	02/28/13	(33)
Bank of America	EUR	32,452	USD	43,029	02/04/13	(1,034)
Bank of America	EUR	785	USD	1,058	02/28/13	(8)
Bank of America	JPY	640,000	USD	7,990	02/25/13	990
Bank of America	MXN	106,000	USD	8,217	03/14/13	(89)
Bank of America	MXN	53,198	USD	4,124	04/04/13	(35)
Bank of America	MXN	28,791	USD	2,257	04/18/13	9
Bank of America	SGD	4,740	USD	3,852	02/28/13	23
Bank of Montreal	USD	7,866	CAD	7,920	02/28/13	70
Bank of Montreal	AUD	672	USD	707	02/28/13	8
Barclays Bank PLC	USD	66,601	EUR	49,134	02/04/13	113
Barclays Bank PLC	USD	523	EUR	389	02/20/13	4
Barclays Bank PLC	USD	216	HUF	47,900	02/28/13	6
Barclays Bank PLC	USD	212	ILS	790	02/28/13	1
Barclays Bank PLC	USD	1,492	MXN	19,000	02/20/13	—
Barclays Bank PLC	USD	483	NZD	580	02/28/13	3
Barclays Bank PLC	USD	197	ZAR	1,790	02/28/13	2
Barclays Bank PLC	AUD	51,078	NZD	63,718	02/21/13	216
Barclays Bank PLC	CAD	582	USD	589	03/21/13	6
Barclays Bank PLC	EUR	191	USD	252	02/04/13	(7)
Barclays Bank PLC	EUR	15,993	USD	20,984	02/04/13	(731)
Barclays Bank PLC	EUR	49,134	USD	66,612	03/04/13	(113)
Barclays Bank PLC	JPY	2,921,153	EUR	23,740	02/21/13	290
Barclays Bank PLC	JPY	1,250,000	USD	15,189	03/04/13	1,518
Barclays Bank PLC	JPY	246,239	USD	2,766	04/17/13	72
Barclays Bank PLC	KRW	342,370	USD	321	02/28/13	7
Barclays Bank PLC	PLN	1,050	USD	338	02/28/13	(1)
Barclays Bank PLC	RUB	49,700	USD	1,452	05/08/13	(180)
BNP Paribas SA	USD	371	GBP	234	03/12/13	—
BNP Paribas SA	USD	2,107	JPY	189,500	02/28/13	(35)
BNP Paribas SA	JPY	74,800	USD	840	02/28/13	22
BNP Paribas SA	MXN	95,367	USD	7,392	03/14/13	(80)
Citibank	USD	38	AUD	36	02/28/13	—
Citibank	USD	851	EUR	650	02/28/13	32
Citibank	USD	1,065	EUR	793	02/28/13	12
Citibank	USD	275	GBP	172	02/28/13	(2)
Citibank	USD	864	JPY	76,240	02/28/13	(30)
Citibank	CAD	14,610	AUD	13,940	02/21/13	(124)
Citibank	EUR	40,390	JPY	4,783,194	02/21/13	(2,534)
Citibank	EUR	529	USD	690	02/04/13	(28)
Citibank	EUR	533	USD	711	02/28/13	(13)
Citibank	EUR	623	USD	844	02/28/13	(2)
Citibank	GBP	5,290	USD	8,465	02/28/13	76
Citibank	MXN	10,845	USD	857	02/28/13	6
Citibank	SEK	5,690	USD	867	02/28/13	(28)
Commonwealth Bank of Australia	AUD	403	USD	424	02/28/13	5
Commonwealth Bank of Australia	AUD	672	USD	707	02/28/13	8

See accompanying notes which are an integral part of this quarterly report.

152	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Credit Suisse	USD	374	EUR	280	02/28/13	7
Credit Suisse	USD	408	RUB	13,710	05/08/13	42
Credit Suisse	USD	531	RUB	17,950	05/08/13	58
Credit Suisse	CAD	13,220	AUD	12,610	02/21/13	(116)
Credit Suisse	CHF	1,580	USD	1,705	02/28/13	(32)
Credit Suisse	EUR	423	USD	555	02/04/13	(20)
Credit Suisse	GBP	16,776	USD	26,386	02/21/13	(218)
Credit Suisse	GBP	16,800	USD	26,470	02/21/13	(172)
Credit Suisse	JPY	741,526	NOK	44,668	02/21/13	61
Deutsche Bank AG	USD	53,531	AUD	50,875	02/21/13	(547)
Deutsche Bank AG	USD	845	AUD	810	02/28/13	(2)
Deutsche Bank AG	USD	12,605	GBP	7,896	02/21/13	(83)
Deutsche Bank AG	USD	20,055	NOK	110,800	02/21/13	213
Deutsche Bank AG	EUR	4,485	JPY	526,461	02/21/13	(333)
Deutsche Bank AG	EUR	5,236	NOK	39,060	02/21/13	35
Deutsche Bank AG	EUR	533	USD	711	02/28/13	(13)
Deutsche Bank AG	JPY	911,671	EUR	7,408	02/21/13	89
Deutsche Bank AG	JPY	143,388	USD	1,617	02/21/13	49
Deutsche Bank AG	NZD	15,700	USD	13,037	02/21/13	(123)
Goldman Sachs	USD	1,057	EUR	793	02/28/13	20
Goldman Sachs	USD	2,110	EUR	1,587	02/28/13	45
Goldman Sachs	USD	2,112	JPY	189,500	02/28/13	(39)
Goldman Sachs	USD	85	RUB	2,620	02/28/13	2
Goldman Sachs	AUD	671	USD	706	02/28/13	7
Goldman Sachs	EUR	9,991	JPY	1,200,074	02/21/13	(442)
Goldman Sachs	EUR	25,415	JPY	2,984,649	02/21/13	(1,870)
Goldman Sachs	EUR	1,570	USD	2,130	02/28/13	(2)
Goldman Sachs	EUR	1,597	USD	2,132	02/28/13	(36)
Goldman Sachs	EUR	1,620	USD	2,120	02/28/13	(80)
HSBC Bank PLC	USD	200	BRL	411	02/04/13	6
HSBC Bank PLC	USD	1,000	BRL	2,056	02/04/13	32
HSBC Bank PLC	USD	5,801	BRL	11,976	02/04/13	213
HSBC Bank PLC	USD	600	GBP	369	03/12/13	(15)
HSBC Bank PLC	USD	51	MXN	645	04/03/13	—
HSBC Bank PLC	USD	100	MXN	1,276	04/03/13	—
HSBC Bank PLC	USD	100	MXN	1,275	04/03/13	—
HSBC Bank PLC	USD	200	MXN	2,574	04/03/13	1
HSBC Bank PLC	AUD	7,956	USD	8,378	02/20/13	91
JPMorgan Chase Bank	USD	186,132	AUD	178,202	02/01/13	(303)
JPMorgan Chase Bank	USD	24,354	BRL	48,996	02/01/13	250
JPMorgan Chase Bank	USD	11,405	CAD	11,468	02/01/13	93
JPMorgan Chase Bank	USD	18,818	CAD	18,517	02/01/13	(252)
JPMorgan Chase Bank	USD	42,798	CHF	39,852	02/01/13	993
JPMorgan Chase Bank	USD	853	CHF	780	02/28/13	5
JPMorgan Chase Bank	USD	1,687	CHF	1,565	02/28/13	33
JPMorgan Chase Bank	USD	1,699	CHF	1,585	02/28/13	43
JPMorgan Chase Bank	USD	43,176	CHF	39,852	04/30/13	657
JPMorgan Chase Bank	USD	18,371	CLP	8,684,945	02/01/13	57
JPMorgan Chase Bank	USD	16,305	COP	29,989,522	02/01/13	587
JPMorgan Chase Bank	USD	31,344	COP	55,761,138	02/01/13	63
JPMorgan Chase Bank	USD	23,896	CZK	456,039	02/01/13	233
JPMorgan Chase Bank	USD	102,678	EUR	76,386	02/01/13	1,039
JPMorgan Chase Bank	USD	647	EUR	486	02/28/13	13

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	153

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	USD	1,064	EUR	792	02/28/13	12
JPMorgan Chase Bank	USD	2,167	EUR	1,625	02/28/13	40
JPMorgan Chase Bank	USD	2,557	EUR	1,915	02/28/13	43
JPMorgan Chase Bank	USD	3,271	EUR	2,431	04/30/13	31
JPMorgan Chase Bank	USD	3,395	GBP	2,155	02/01/13	23
JPMorgan Chase Bank	USD	56,727	GBP	35,370	02/01/13	(630)
JPMorgan Chase Bank	USD	55,612	GBP	35,370	04/30/13	460
JPMorgan Chase Bank	USD	39,518	IDR	387,080,000	02/01/13	223
JPMorgan Chase Bank	USD	359	INR	19,250	02/28/13	1
JPMorgan Chase Bank	USD	4,231	INR	233,793	02/28/13	144
JPMorgan Chase Bank	USD	22,941	JPY	2,037,277	02/01/13	(663)
JPMorgan Chase Bank	USD	863	JPY	76,240	02/28/13	(29)
JPMorgan Chase Bank	USD	186	JPY	16,842	04/30/13	(2)
JPMorgan Chase Bank	USD	14,899	KRW	16,529,389	02/01/13	280
JPMorgan Chase Bank	USD	30,355	KRW	33,463,000	02/01/13	376
JPMorgan Chase Bank	USD	374	KRW	407,490	02/28/13	(1)
JPMorgan Chase Bank	USD	45,871	KRW	49,992,389	04/30/13	(180)
JPMorgan Chase Bank	USD	5,864	MXN	74,730	02/01/13	14
JPMorgan Chase Bank	USD	11,986	MXN	156,837	02/01/13	349
JPMorgan Chase Bank	USD	100	MXN	1,275	04/03/13	—
JPMorgan Chase Bank	USD	100	MXN	1,275	04/03/13	—
JPMorgan Chase Bank	USD	500	MXN	6,372	04/03/13	(2)
JPMorgan Chase Bank	USD	15,586	MYR	47,910	02/04/13	(166)
JPMorgan Chase Bank	USD	29,368	MYR	90,300	02/04/13	(304)
JPMorgan Chase Bank	USD	44,719	MYR	138,210	04/30/13	(489)
JPMorgan Chase Bank	USD	29,455	NOK	169,494	02/01/13	1,571
JPMorgan Chase Bank	USD	29,791	NOK	172,390	02/01/13	1,766
JPMorgan Chase Bank	USD	392	NOK	2,190	02/28/13	8
JPMorgan Chase Bank	USD	1,269	NOK	7,075	02/28/13	25
JPMorgan Chase Bank	USD	2,331	NOK	13,000	02/28/13	46
JPMorgan Chase Bank	USD	30,717	NOK	170,121	04/30/13	317
JPMorgan Chase Bank	USD	121,318	NZD	145,117	02/01/13	464
JPMorgan Chase Bank	USD	24,179	PEN	61,899	02/01/13	(229)
JPMorgan Chase Bank	USD	18,376	PLN	56,744	02/01/13	(19)
JPMorgan Chase Bank	USD	41,565	PLN	130,307	02/01/13	589
JPMorgan Chase Bank	USD	17,469	RUB	525,820	02/01/13	51
JPMorgan Chase Bank	USD	29,079	SEK	194,572	02/01/13	1,525
JPMorgan Chase Bank	USD	30,241	SEK	202,375	02/01/13	1,590
JPMorgan Chase Bank	USD	4,917	SEK	32,140	02/28/13	135
JPMorgan Chase Bank	USD	61,796	SEK	396,947	04/30/13	526
JPMorgan Chase Bank	USD	47,998	SGD	59,397	02/01/13	(6)
JPMorgan Chase Bank	USD	1,673	SGD	2,072	02/28/13	1
JPMorgan Chase Bank	USD	1,674	SGD	2,073	02/28/13	1
JPMorgan Chase Bank	USD	17,674	TRY	31,318	02/01/13	133
JPMorgan Chase Bank	USD	940	ZAR	8,341	02/01/13	(7)
JPMorgan Chase Bank	USD	26,294	ZAR	231,675	02/01/13	(394)
JPMorgan Chase Bank	USD	26,185	ZAR	240,016	04/30/13	340
JPMorgan Chase Bank	AUD	20,789	USD	21,330	02/01/13	(349)
JPMorgan Chase Bank	AUD	157,413	USD	161,634	02/01/13	(2,516)
JPMorgan Chase Bank	AUD	178,202	USD	184,915	04/30/13	256
JPMorgan Chase Bank	BRL	14,940	USD	7,263	02/01/13	(239)
JPMorgan Chase Bank	BRL	34,056	USD	16,582	02/01/13	(520)
JPMorgan Chase Bank	BRL	48,996	USD	24,087	04/30/13	(262)

See accompanying notes which are an integral part of this quarterly report.

154	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	CAD	29,985	USD	30,191	02/01/13	128
JPMorgan Chase Bank	CAD	2,530	USD	2,549	02/28/13	14
JPMorgan Chase Bank	CAD	11,468	USD	11,383	04/30/13	(93)
JPMorgan Chase Bank	CHF	39,852	USD	43,130	02/01/13	(661)
JPMorgan Chase Bank	CLP	8,684,945	USD	17,861	02/01/13	(567)
JPMorgan Chase Bank	CLP	8,684,945	USD	18,148	04/30/13	(59)
JPMorgan Chase Bank	COP	33,177,660	USD	18,660	02/01/13	(27)
JPMorgan Chase Bank	COP	52,573,000	USD	28,495	02/01/13	(1,117)
JPMorgan Chase Bank	COP	55,761,138	USD	31,078	04/30/13	(111)
JPMorgan Chase Bank	CZK	456,039	USD	23,521	02/01/13	(608)
JPMorgan Chase Bank	CZK	7,020	USD	360	02/28/13	(11)
JPMorgan Chase Bank	CZK	456,039	USD	23,908	04/30/13	(233)
JPMorgan Chase Bank	EUR	695	USD	902	02/01/13	(42)
JPMorgan Chase Bank	EUR	17,136	USD	22,864	02/01/13	(404)
JPMorgan Chase Bank	EUR	58,555	USD	75,647	02/01/13	(3,859)
JPMorgan Chase Bank	EUR	2,064	USD	2,757	02/20/13	(45)
JPMorgan Chase Bank	EUR	622	USD	843	02/28/13	(2)
JPMorgan Chase Bank	EUR	628	USD	851	02/28/13	(2)
JPMorgan Chase Bank	EUR	785	USD	1,058	02/28/13	(8)
JPMorgan Chase Bank	EUR	794	USD	1,068	02/28/13	(10)
JPMorgan Chase Bank	EUR	953	USD	1,273	02/28/13	(21)
JPMorgan Chase Bank	EUR	1,280	USD	1,709	02/28/13	(29)
JPMorgan Chase Bank	EUR	1,587	USD	2,135	02/28/13	(20)
JPMorgan Chase Bank	EUR	1,590	USD	2,138	02/28/13	(22)
JPMorgan Chase Bank	EUR	1,600	USD	2,098	02/28/13	(75)
JPMorgan Chase Bank	EUR	2,020	USD	2,697	02/28/13	(46)
JPMorgan Chase Bank	EUR	76,386	USD	102,732	04/30/13	(1,031)
JPMorgan Chase Bank	GBP	35,370	USD	55,637	02/01/13	(460)
JPMorgan Chase Bank	GBP	2,155	USD	3,395	02/28/13	(23)
JPMorgan Chase Bank	GBP	4,365	USD	6,991	03/12/13	69
JPMorgan Chase Bank	HUF	66,700	USD	297	02/28/13	(11)
JPMorgan Chase Bank	IDR	387,080,000	USD	39,672	02/01/13	(69)
JPMorgan Chase Bank	IDR	387,080,000	USD	39,001	04/30/13	(370)
JPMorgan Chase Bank	INR	92,460	USD	1,705	02/28/13	(25)
JPMorgan Chase Bank	INR	92,460	USD	1,701	02/28/13	(29)
JPMorgan Chase Bank	JPY	16,842	USD	186	02/01/13	2
JPMorgan Chase Bank	JPY	81,515	USD	1,023	02/01/13	131
JPMorgan Chase Bank	JPY	1,938,920	USD	24,349	02/01/13	3,145
JPMorgan Chase Bank	JPY	1,173,712	USD	13,147	02/20/13	310
JPMorgan Chase Bank	JPY	148,800	USD	1,677	02/28/13	50
JPMorgan Chase Bank	JPY	640,000	USD	7,776	03/18/13	775
JPMorgan Chase Bank	KRW	49,992,389	USD	46,065	02/01/13	155
JPMorgan Chase Bank	MXN	231,567	USD	17,695	02/01/13	(518)
JPMorgan Chase Bank	MXN	8,110	USD	639	02/28/13	2
JPMorgan Chase Bank	MXN	74,730	USD	5,812	04/30/13	(16)
JPMorgan Chase Bank	MYR	138,210	USD	44,903	02/04/13	419
JPMorgan Chase Bank	NOK	147,985	GBP	17,045	02/21/13	(40)
JPMorgan Chase Bank	NOK	170,121	USD	30,825	02/01/13	(317)
JPMorgan Chase Bank	NOK	171,763	USD	29,725	02/01/13	(1,716)
JPMorgan Chase Bank	NOK	14,140	USD	2,531	02/28/13	(55)
JPMorgan Chase Bank	NZD	14,906	USD	12,204	02/01/13	(305)
JPMorgan Chase Bank	NZD	23,790	USD	19,261	02/01/13	(703)
JPMorgan Chase Bank	NZD	106,421	USD	86,652	02/01/13	(2,657)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	155

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
JPMorgan Chase Bank	NZD	2,020	USD	1,676	02/28/13	(17)
JPMorgan Chase Bank	NZD	145,117	USD	120,605	04/30/13	(496)
JPMorgan Chase Bank	PEN	15,154	USD	5,838	02/01/13	(26)
JPMorgan Chase Bank	PEN	46,745	USD	17,958	02/01/13	(129)
JPMorgan Chase Bank	PEN	61,899	USD	24,168	04/30/13	201
JPMorgan Chase Bank	PLN	90,711	USD	28,092	02/01/13	(1,253)
JPMorgan Chase Bank	PLN	96,340	USD	29,660	02/01/13	(1,506)
JPMorgan Chase Bank	PLN	4,772	USD	1,516	04/30/13	(15)
JPMorgan Chase Bank	PLN	130,307	USD	41,219	04/30/13	(602)
JPMorgan Chase Bank	RUB	525,820	USD	16,493	02/01/13	(1,028)
JPMorgan Chase Bank	RUB	2,620	USD	86	02/28/13	(1)
JPMorgan Chase Bank	RUB	525,820	USD	17,225	04/30/13	(54)
JPMorgan Chase Bank	SEK	396,947	USD	61,912	02/01/13	(522)
JPMorgan Chase Bank	SEK	3,432	USD	528	02/28/13	(12)
JPMorgan Chase Bank	SEK	6,865	USD	1,057	02/28/13	(22)
JPMorgan Chase Bank	SEK	6,900	USD	1,052	02/28/13	(33)
JPMorgan Chase Bank	SEK	6,900	USD	1,047	02/28/13	(38)
JPMorgan Chase Bank	SGD	22,531	USD	18,386	02/01/13	182
JPMorgan Chase Bank	SGD	36,866	USD	30,114	02/01/13	327
JPMorgan Chase Bank	SGD	59,397	USD	47,994	04/30/13	4
JPMorgan Chase Bank	TRY	31,318	USD	17,144	02/01/13	(663)
JPMorgan Chase Bank	TRY	340	USD	190	02/28/13	(3)
JPMorgan Chase Bank	TRY	31,318	USD	17,479	04/30/13	(137)
JPMorgan Chase Bank	ZAR	240,016	USD	26,498	02/01/13	(335)
JPMorgan Chase Bank	ZAR	3,320	USD	385	02/28/13	15
Morgan Stanley	USD	24	CHF	22	02/28/13	—
Morgan Stanley	USD	1,056	EUR	792	02/28/13	20
Morgan Stanley	USD	8,242	MXN	108,746	03/26/13	269
Morgan Stanley	EUR	794	USD	1,068	02/28/13	(10)
Morgan Stanley	MXN	10,675	USD	840	02/28/13	2
Morgan Stanley	NOK	15,127	USD	2,697	02/28/13	(70)
National Australia Bank	USD	393	AUD	375	02/28/13	(2)
National Australia Bank	USD	5,440	JPY	476,014	02/28/13	(233)
National Australia Bank	USD	44	NZD	53	02/28/13	—
Royal Bank of Canada	USD	644	BRL	1,335	02/04/13	27
Royal Bank of Canada	USD	8,839	CAD	8,735	02/28/13	(86)
Royal Bank of Canada	USD	31,729	EUR	23,740	02/04/13	506
Royal Bank of Canada	USD	2,111	EUR	1,588	02/28/13	45
Royal Bank of Canada	USD	178	EUR	132	03/04/13	1
Royal Bank of Canada	USD	7,577	MXN	96,940	02/28/13	29
Royal Bank of Canada	BRL	1,335	USD	671	02/04/13	1
Royal Bank of Canada	CAD	11,848	AUD	11,300	02/21/13	(105)
Royal Bank of Canada	CAD	7,975	USD	8,070	02/28/13	79
Royal Bank of Canada	CAD	36,862	USD	37,329	03/21/13	409
Royal Bank of Canada	EUR	808	USD	1,066	02/04/13	(31)
Royal Bank of Canada	GBP	41,065	USD	65,914	02/21/13	791
Royal Bank of Scotland PLC	USD	12,971	GBP	8,128	02/21/13	(82)
Royal Bank of Scotland PLC	USD	3,077	MXN	39,079	02/20/13	(9)
Royal Bank of Scotland PLC	USD	20,173	NOK	111,507	02/21/13	225
Royal Bank of Scotland PLC	USD	1,775	PLN	5,501	02/20/13	1
Royal Bank of Scotland PLC	EUR	4,805	NOK	35,882	02/21/13	39
Royal Bank of Scotland PLC	NOK	71,983	EUR	9,660	02/21/13	(50)
Royal Bank of Scotland PLC	NOK	70,035	GBP	8,055	02/21/13	(37)

See accompanying notes which are an integral part of this quarterly report.

156	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Skandinaviska Enskilda Bank	EUR	19,990	NOK	148,965	02/21/13	105
Skandinaviska Enskilda Bank	JPY	3,572,885	NOK	215,232	02/21/13	296
Skandinaviska Enskilda Bank	NOK	65,350	EUR	8,770	02/21/13	(45)
Standard Chartered Bank	EUR	532	USD	710	02/28/13	(13)
State Street Bank & Trust Co.	EUR	30	USD	41	02/01/13	—
UBS AG	USD	2,123	AUD	2,025	02/28/13	(15)
UBS AG	USD	100	BRL	206	02/04/13	3
UBS AG	USD	400	BRL	822	02/04/13	13
UBS AG	USD	417	BRL	855	02/04/13	13
UBS AG	USD	671	BRL	1,335	02/04/13	(1)
UBS AG	USD	1,099	BRL	2,190	03/04/13	(3)
UBS AG	USD	7,482	BRL	15,470	04/02/13	235
UBS AG	USD	852	CHF	780	02/28/13	5
UBS AG	USD	364	CLP	172,500	02/28/13	—
UBS AG	USD	348	COP	618,900	02/28/13	—
UBS AG	USD	372	CZK	7,020	02/28/13	—
UBS AG	USD	14,027	EUR	10,435	02/04/13	142
UBS AG	USD	647	EUR	486	02/28/13	13
UBS AG	USD	1,692	EUR	1,270	02/28/13	33
UBS AG	USD	100	MXN	1,268	04/03/13	(1)
UBS AG	USD	100	MXN	1,275	04/03/13	—
UBS AG	USD	100	MXN	1,275	04/03/13	—
UBS AG	USD	200	MXN	2,536	04/03/13	(2)
UBS AG	USD	200	MXN	2,574	04/03/13	1
UBS AG	USD	500	MXN	6,376	04/03/13	(1)
UBS AG	USD	403	TRY	720	02/28/13	5
UBS AG	BRL	2,190	USD	1,102	02/04/13	3
UBS AG	BRL	15,470	USD	7,537	02/04/13	(231)
UBS AG	CHF	1,582	USD	1,696	02/28/13	(43)
UBS AG	CLP	112,500	USD	237	02/28/13	(1)
UBS AG	COP	618,900	USD	347	02/28/13	(1)
UBS AG	EUR	465	USD	619	02/04/13	(12)
UBS AG	EUR	32,452	USD	43,142	02/04/13	(922)
UBS AG	EUR	627	USD	850	02/28/13	(2)
UBS AG	EUR	10,435	USD	14,029	03/04/13	(142)
UBS AG	ILS	790	USD	211	02/28/13	(2)
UBS AG	JPY	1,194,522	EUR	9,991	02/21/13	503
UBS AG	JPY	189,450	USD	2,137	02/28/13	65
UBS AG	JPY	246,239	USD	2,762	04/17/13	68
UBS AG	KRW	2,260,747	USD	2,119	02/28/13	46
UBS AG	MXN	249,826	USD	18,928	02/07/13	(717)
UBS AG	MXN	8,110	USD	638	02/28/13	2
UBS AG	MXN	10,675	USD	841	02/28/13	3
UBS AG	NOK	82,411	EUR	11,060	02/21/13	(57)
UBS AG	NZD	63,848	USD	53,527	02/21/13	6
UBS AG	SEK	3,433	USD	528	02/28/13	(12)
Westpac Banking Corp.	AUD	403	USD	424	02/28/13	5
Westpac Banking Corp.	EUR	4,181	USD	5,462	02/28/13	(216)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(13,684)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	157

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount $		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	300,812	1 Month LIBOR plus 0.050%	11/01/13	(2,115)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	232,668	1 Month LIBOR plus 0.050%	11/30/13	(1,636)
Barclays Capital U.S. Aggregate Bond Index	Bank of America Merrill Lynch	USD	15,414	1 Month LIBOR plus 0.100%	02/28/13	(108)
Barclays Capital U.S. Aggregate Bond Index	Bank of America Merrill Lynch	USD	25,053	1 Month LIBOR plus 0.130%	02/28/13	(176)
Barclays Capital U.S. Aggregate Bond Index	Bank of America Merrill Lynch	USD	50,920	1 Month LIBOR plus 0.050%	03/01/13	(358)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	50,920	1 Month LIBOR minus 0.100%	05/31/13	(358)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	61,214	1 Month LIBOR plus 0.200%	09/01/13	(431)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	125,437	1 Month LIBOR plus 0.165%	09/01/13	(882)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	115,403	1 Month LIBOR plus 0.140%	09/01/13	(812)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	75,159	1 Month LIBOR plus 0.149%	09/30/13	(529)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	27,004	1 Month LIBOR plus 0.100%	10/31/13	(190)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $ — (å)						(7,595)

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Barclays Bank	GBP	1,550	Six Month LIBOR	1.877%	11/08/22	44
Barclays Bank PLC	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	111
Barclays Bank PLC	MXN	25,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	46
Barclays Bank PLC	USD	3,845	Three Month LIBOR	2.481%	11/15/27	102
Barclays Bank PLC	USD	3,860	Three Month LIBOR	2.417%	11/15/27	139
Citibank	USD	7,680	Three Month LIBOR	2.714%	08/15/42	438
Deutsche Bank	USD	42,200	Three Month LIBOR	0.400%	03/20/15	45
Deutsche Bank	USD	4,650	Three Month LIBOR	1.784%	03/20/23	136
Goldman Sachs	USD	129,000	1.500%	Three Month LIBOR	03/18/16	750
Goldman Sachs	USD	22,200	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(110)
HSBC	MXN	4,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	7
HSBC	MXN	5,300	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(3)
JPMorgan	HKD	234,000	Three Month LIBOR	1.085%	10/25/19	266
JPMorgan	SGD	37,000	Singapore Swap Offer Rate	1.315%	10/30/19	165
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	11
Morgan Stanley	MXN	163,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	300

Morgan Stanley	USD	6,100	1.000%	Twelve Month LIBOR	10/15/17	(30)
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	24
Morgan Stanley	MXN	7,600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(5)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $760 (å)						2,436

See accompanying notes which are an integral part of this quarterly report.

158	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Bank of America	Credit Suisse	0.348%	USD	5,300	1.000%	09/20/14	56
Berkshire Hathaway, Inc.	Deutsche Bank	0.182%	USD	17,100	1.000%	03/20/13	19
Citigroup	Deutsche Bank	0.330%	USD	700	1.000%	09/20/14	8
GE Capital Corp.	Citibank	0.144%	USD	600	4.800%	12/20/13	25
GE Capital Corp.	Morgan Stanley	0.696%	USD	900	1.000%	06/20/16	8
MetLife, Inc.	Deutsche Bank	0.167%	USD	8,500	2.050%	03/20/13	21
MetLife, Inc.	UBS	0.167%	USD	8,500	2.050%	03/20/13	21
Morgan Stanley	Credit Suisse	0.220%	USD	2,100	1.000%	06/20/13	6
Morgan Stanley	Deutsche Bank	0.220%	USD	1,100	1.000%	06/20/13	3
Prudential Financial, Inc.	Deutsche Bank	0.118%	USD	8,500	2.300%	03/20/13	24
Prudential Financial, Inc.	Deutsche Bank	0.627%	USD	300	1.000%	03/20/16	3
Prudential Financial, Inc.	UBS	0.118%	USD	8,500	2.300%	03/20/13	24

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $125							218

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

CMBX AJ Index	Credit Suisse First Boston	USD	375	0.080%		12/13/49	(14)
CMBX AJ Index	Credit Suisse First Boston	USD	3,525	0.070%		03/15/49	(94)
CMBX AJ Index	Credit Suisse First Boston	USD	5,700	0.080%		12/13/49	(207)
CMBX AJ Index	Goldman Sachs	USD	225	0.070%		03/15/49	(6)
CMBX AJ Index	UBS	USD	1,120	(0.500%	)	02/17/51	124
CMBX AJ Index	UBS	USD	555	(0.500%	)	02/17/51	61
Dow Jones CDX Index	Bank of America	USD	500	5.000%		06/20/15	32
Dow Jones CDX Index	Barclays Bank PLC	USD	5,400	5.000%		06/20/15	341
Dow Jones CDX Index	Citigroupglobal Markets	USD	35,400	(1.000%	)	06/20/17	(337)
Dow Jones CDX Index	Credit Suisse	USD	7,722	(5.000%	)	06/20/17	(257)
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	3
Dow Jones CDX Index	Deutsche Bank	USD	1,300	5.000%		06/20/15	82
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	13
Dow Jones CDX Index	HSBC	USD	3,600	5.000%		06/20/15	227
Dow Jones CDX Index	JPMorgan	USD	1,447	0.553%		12/20/17	24
Dow Jones CDX Index	Morgan Stanley	USD	400	(5.000%	)	12/20/17	(9)
Dow Jones CDX Index	Morgan Stanley	USD	4,800	(5.000%	)	12/20/16	(204)
Dow Jones CDX Index	Morgan Stanley	USD	6,200	5.000%		06/20/15	392
Dow Jones CDX Index	Morgan Stanley	USD	28,400	(1.000%	)	12/20/17	(147)
Dow Jones CDX Index	Pershing	USD	1,736	0.463%		06/20/13	3
Dow Jones CDX Index	Pershing	USD	579	0.548%		12/20/17	9

Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($531)							36

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Bank of America	0.763%	USD	1,800	1.000%	09/20/15	13
Brazil Government International Bond	Barclays Bank PLC	0.721%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Barclays Bank PLC	0.827%	USD	1,400	1.000%	03/20/16	9
Brazil Government International Bond	BNP Paribas	0.879%	USD	1,800	1.000%	06/20/16	10
Brazil Government International Bond	Citibank	0.721%	USD	500	1.000%	06/20/15	4

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	159

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Citibank	0.763%	USD	1,000	1.000%	09/20/15	7
Brazil Government International Bond	Citibank	0.879%	USD	9,400	1.000%	06/20/16	51
Brazil Government International Bond	Credit Suisse	0.879%	USD	6,500	1.000%	06/20/16	35
Brazil Government International Bond	Deutsche Bank	0.721%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Deutsche Bank	0.721%	USD	1,300	1.000%	06/20/15	10
Brazil Government International Bond	Deutsche Bank	0.721%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	HSBC	0.763%	USD	500	1.000%	09/20/15	4
Brazil Government International Bond	JPMorgan	0.763%	USD	1,000	1.000%	09/20/15	7
Brazil Government International Bond	JPMorgan	0.923%	USD	700	1.000%	09/20/16	3
Brazil Government International Bond	UBS	0.763%	USD	500	1.000%	09/20/15	4
Brazil Government International Bond	UBS	0.376%	USD	4,000	1.190%	08/20/13	19
China Government International Bond	Bank of America	0.329%	USD	1,100	1.000%	06/20/15	18
China Government International Bond	Bank of America	0.329%	USD	400	1.000%	06/20/15	6
China Government International Bond	Barclays Bank PLC	0.419%	USD	9,700	1.000%	06/20/16	191
China Government International Bond	Barclays Bank PLC	0.369%	USD	700	1.000%	03/20/16	14
China Government International Bond	BNP Paribas	0.369%	USD	300	1.000%	03/20/16	6
China Government International Bond	Citibank	0.329%	USD	300	1.000%	06/20/15	5
China Government International Bond	Deutsche Bank	0.461%	USD	300	1.000%	09/20/16	6
China Government International Bond	Deutsche Bank	0.772%	USD	300	1.000%	06/20/17	3
China Government International Bond	JPMorgan	0.461%	USD	200	1.000%	09/20/16	4
China Government International Bond	Royal Bank of Scotland	0.329%	USD	800	1.000%	06/20/15	13
Indonesia Government International Bond	Barclays Bank PLC	0.936%	USD	800	1.000%	06/20/16	2
Indonesia Government International Bond	Barclays Bank PLC	0.936%	USD	800	1.000%	06/20/16	2
Indonesia Government International Bond	Morgan Stanley	1.017%	USD	3,100	1.000%	09/20/16	(2)
Indonesia Government International Bond	UBS	1.017%	USD	400	1.000%	09/20/16	—
Japan Government International Bond	Goldman Sachs	0.477%	USD	200	1.000%	03/20/16	3
Japan Government International Bond	Goldman Sachs	0.477%	USD	100	1.000%	03/20/16	2
Japan Government International Bond	Goldman Sachs	0.517%	USD	1,700	1.000%	06/20/16	28
Japan Government International Bond	JPMorgan	0.477%	USD	700	1.000%	03/20/16	11
Mexico Government International Bond	Bank of America	0.575%	USD	300	1.000%	09/20/15	3
Mexico Government International Bond	Barclays Bank PLC	0.636%	USD	1,700	1.000%	03/20/16	20
Mexico Government International Bond	Citibank	0.575%	USD	700	1.000%	09/20/15	8
Mexico Government International Bond	Deutsche Bank	0.636%	USD	3,000	1.000%	03/20/16	36
Mexico Government International Bond	HSBC	0.636%	USD	4,700	1.000%	03/20/16	56
Mexico Government International Bond	JPMorgan	0.637%	USD	2,600	0.920%	03/20/16	24
United Kingdom Gilt	Citibank	0.364%	USD	5,700	1.000%	06/20/16	122
United Kingdom Gilt	Deutsche Bank	0.341%	USD	600	1.000%	03/20/16	12
United Kingdom Gilt	JPMorgan	0.276%	USD	2,600	1.000%	03/20/15	39
United Kingdom Gilt	JPMorgan	0.276%	USD	600	1.000%	03/20/15	9
United Kingdom Gilt	Morgan Stanley	0.364%	USD	2,100	1.000%	06/20/16	45
United Kingdom Gilt	UBS	0.364%	USD	1,200	1.000%	06/20/16	26

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $62							899

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($344) (å)							1,153

See accompanying notes which are an integral part of this quarterly report.

160	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$492,898	$8,691	$501,589
Corporate Bonds and Notes	—	1,144,156	23,943	1,168,099
International Debt	—	425,680	4,035	429,715
Loan Agreements	—	16,444	—	16,444
Mortgage-Backed Securities	—	2,573,753	21,702	2,595,455
Municipal Bonds	—	152,619	—	152,619
Non-US Bonds	—	569,553	—	569,553
United States Government Agencies	—	85,343	—	85,343
United States Government Treasuries	—	1,531,787	—	1,531,787
Common Stocks	3,633	—	—	3,633
Preferred Stocks	—	—	3,477	3,477
Options Purchased	45	—	—	45
Short-Term Investments	—	1,762,314	2,317	1,764,631

Total Investments	3,678	8,754,547	64,165	8,822,390

Other Financial Instruments
Futures Contracts	(3,878)	—	—	(3,878)
Options Written	—	(648)	(40)	(688)
Foreign Currency Exchange Contracts	23	(13,707)	—	(13,684)
Index Swaps	—	(7,595)	—	(7,595)
Interest Rate Swap Contracts	—	1,676	—	1,676
Credit Default Swap Contracts	—	1,497	—	1,497

Total Other Financial Instruments*	$(3,855)	$(18,777)	$(40)	$(22,672)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	161

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 87.8%
Asset-Backed Securities - 4.3%
Access Group, Inc. Series 2004-2 Class A3 0.491% due 10/25/24 (Ê)	700	642
Accredited Mortgage Loan Trust Series 2007-1 Class A4 0.424% due 02/25/37 (Ê)	2,583	1,423
ACE Securities Corp. Series 2005-SD3 Class A 0.604% due 08/25/45 (Ê)	55	54
Series 2006-HE4 Class A2A 0.264% due 10/25/36 (Ê)	47	16
Ally Auto Receivables Trust Series 2010-1 Class A4 2.300% due 12/15/14	1,030	1,038
Series 2012-SN1 Class A4 0.700% due 12/21/15	1,675	1,675
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	1,550	1,573
Series 2012-1 Class A2 1.440% due 02/15/17	1,350	1,365
American Express Credit Account Master Trust Series 2010-1 Class A 0.456% due 11/16/15 (Ê)	760	760
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	1,133	1,141
Series 2011-1 Class A3 1.390% due 09/08/15	1,585	1,591
Series 2013-1 Class A1 0.240% due 02/10/14	890	890
Ameriquest Mortgage Securities, Inc. Series 2005-R10 Class A2B 0.424% due 01/25/36 (Ê)	379	375
Arbor Realty Trust, Inc. CLO Series 2013-1A Class A 2.210% due 02/15/23 (Ê)(Þ)	990	990
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.404% due 10/25/35 (Ê)	1,247	1,231
Asset Backed Funding Certificates Series 2005-WMC1 Class M1 0.864% due 06/25/35 (Ê)	1,395	1,372
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class A1A 0.454% due 03/25/36 (Ê)	1,346	54
Bank of America Auto Trust Series 2010-1A Class A4 2.180% due 02/15/17 (Þ)	857	861
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	439

	Principal Amount ($) or Shares	Fair Value $
Bear Stearns Asset Backed Securities I Trust Series 2005-TC2 Class A3 0.574% due 08/25/35 (Ê)	1,545	1,521
Series 2007-HE5 Class 1A1 0.294% due 06/25/47 (Ê)	8	8
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.304% due 05/25/37 (Ê)	80	77
Series 2008-4 Class A3A 0.454% due 11/25/37 (Ê)	585	576
Brazos Higher Education Authority Series 2010-1 Class A2 1.512% due 02/25/35 (Ê)	1,100	1,096
Series 2011-2 Class A3 1.301% due 10/27/36 (Ê)	725	725
Capital Auto Receivables Asset Trust 2013-1 Series 2013-1 Class B 1.290% due 04/20/18	1,450	1,445
Capital One Multi-Asset Execution Trust Series 2006-A12 Class A 0.266% due 07/15/16 (Ê)	455	455
Carrington Mortgage Loan Trust Series 2005-NC3 Class M1 0.644% due 06/25/35 (Ê)	2,200	2,132
Series 2005-NC5 Class A2 0.524% due 10/25/35 (Ê)	48	48
Series 2006-NC3 Class A3 0.354% due 08/25/36 (Ê)	2,105	1,168
Centex Home Equity Loan Trust Series 2003-B Class AF4 3.735% due 02/25/32	2,253	2,227
Series 2005-D Class M1 0.634% due 10/25/35 (Ê)	1,560	1,516
Chase Issuance Trust Series 2012-A8 Class A8 0.540% due 10/16/17	1,770	1,765
Chesapeake Funding LLC Series 2012-1A Class A 0.958% due 11/07/23 (Ê)(Þ)	1,445	1,452
CIT Education Loan Trust Series 2007-1 Class A 0.400% due 03/25/42 (Ê)(Þ)	1,036	959
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.264% due 07/25/45 (Ê)	114	84
CountryPlace Manufactured Housing Contract Trust Series 2005-1 Class A4 5.200% due 12/15/35 (Þ)	675	743
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.684% due 12/25/31 (Ê)	58	38
Series 2005-4 Class MV1 0.664% due 10/25/35 (Ê)	329	323

162	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-6 Class 2A2 0.384% due 09/25/36 (Ê)	235	234
Series 2006-BC1 Class 1A 0.404% due 04/25/36 (Ê)	573	477
Series 2006-BC4 Class 2A2 0.364% due 11/25/36 (Ê)	1,531	1,334
Countrywide Home Equity Loan Trust Series 2005-A Class 2A 0.446% due 04/15/35 (Ê)	112	75
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	568
Series 2005-CB5 Class AV2 0.464% due 08/25/35 (Ê)	37	36
DT Auto Owner Trust Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	691	692
Educational Funding of the South, Inc. Series 2011-1 Class A2 0.951% due 04/25/35 (Ê)	750	755
EFS Volunteer No. 3 LLC Series 2012-1 Class A3 1.210% due 04/25/33 (Ê)(Þ)	775	776
Fannie Mae Grantor Trust Series 2003-T4 Class 1A 0.424% due 09/26/33 (Ê)	120	118
Series 2003-T4 Class 2A5 5.407% due 09/26/33	736	777
Fannie Mae Whole Loan Series 2003-W5 Class A 0.424% due 04/25/33 (Ê)	72	71
Series 2003-W9 Class A 0.444% due 06/25/33 (Ê)	115	110
Ford Credit Floorplan Master Owner Trust Series 2012-4 Class A1 0.740% due 09/15/16	1,935	1,935
GE-WMC Mortgage Securities Trust Series 2006-1 Class A2A 0.244% due 08/25/36 (Ê)	11	4
Honda Auto Receivables Series 2011-2 Class A3 0.940% due 03/18/15	402	403
Series 2011-3 Class A2 0.670% due 04/21/14	14	14
Series 2011-3 Class A3 0.880% due 09/21/15	900	905
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.495% due 01/20/34 (Ê)	288	287
Series 2006-1 Class A1 0.365% due 01/20/36 (Ê)	1,188	1,172
Series 2007-2 Class A2V 0.365% due 07/20/36 (Ê)	304	303
Hyundai Auto Receivables Trust Series 2012-B Class A2 0.540% due 01/15/15	3,715	3,720

	Principal Amount ($) or Shares	Fair Value $
Series 2013-A Class A1 0.200% due 02/18/14	2,255	2,255
JP Morgan Mortgage Acquisition Trust Series 2007-CH3 Class A2 0.284% due 03/25/37 (Ê)	24	24
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class A4 5.270% due 04/15/40	698	753
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.764% due 10/25/34 (Ê)	34	30
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-NC6 Class M1 1.404% due 06/25/33 (Ê)	350	342
Series 2003-NC7 Class M1 1.254% due 06/25/33 (Ê)	286	282
Series 2007-HE6 Class A1 0.264% due 05/25/37 (Ê)	29	16
New Century Home Equity Loan Trust Series 2005-2 Class M1 0.634% due 06/25/35 (Ê)	2,100	2,024
Series 2005-4 Class A2C 0.574% due 09/25/35 (Ê)	2,077	2,026
North Carolina State Education Assistance Authority Series 2011-2 Class A2 1.101% due 07/25/25 (Ê)	750	757
NovaStar Mortgage Funding Trust Series 2005-1 Class M3 0.969% due 06/25/35 (Ê)	4,000	3,905
Option One Mortgage Loan Trust 2007-6 Series 2007-6 Class 2A1 0.264% due 07/25/37 (Ê)	13	13
Park Place Securities, Inc. Series 2004-MHQ1 Class M1 0.904% due 12/25/34 (Ê)	675	675
Series 2004-WCW2 Class M1 0.824% due 10/25/34 (Ê)	1,819	1,815
Series 2005-WCH1 Class M2 0.724% due 01/25/36 (Ê)	1,735	1,702
Series 2005-WCW1 Class A3D 0.544% due 09/25/35 (Ê)	526	513
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 4.936% due 01/25/36	162	147
Prestige Auto Receivables Trust Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	2,065	2,073
RAMP Trust Series 2003-RS2 Class AII 0.884% due 03/25/33 (Ê)	61	51
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	194	192
Series 2004-RZ1 Class AI7 4.030% due 01/25/33	492	500

Russell Investment Grade Bond Fund	163

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

RASC Trust Series 2001-KS1 Class AII 0.674% due 03/25/32 (Ê)	8	8
Series 2001-KS3 Class AII 0.664% due 09/25/31 (Ê)	34	32
Series 2003-KS4 Class AIIB 0.784% due 06/25/33 (Ê)	112	86
Series 2005-EMX3 Class M1 0.634% due 09/25/35 (Ê)	640	638
Series 2005-KS12 Class A2 0.454% due 01/25/36 (Ê)	664	656
Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	585	570
Series 2006-1 Class AF6 5.746% due 05/25/36	283	206
Santander Drive Auto Receivables Trust Series 2010-2 Class A3 1.240% due 02/17/14	17	17
Series 2011-1 Class A3 1.280% due 01/15/15	1,519	1,523
Series 2011-2 Class B 2.660% due 01/15/16	970	989
Series 2011-3 Class B 2.500% due 12/15/15	1,310	1,332
Series 2012-2 Class B 2.090% due 08/15/16	1,345	1,368
Series 2013-1 Class B 1.160% due 01/15/19	1,795	1,797
Saxon Asset Securities Trust Series 2004-1 Class A 0.744% due 03/25/35 (Ê)	57	48
SLM Private Education Loan Trust Series 2010-A Class 2A 3.456% due 05/16/44 (Ê)(Þ)	2,811	2,974
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	380	415
Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	2,110	2,257
Series 2012-E Class A2A 2.090% due 06/15/45 (Þ)	405	412
SLM Student Loan Trust Series 2005-5 Class A2 0.381% due 10/25/21 (Ê)	659	659
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	34	38
Specialty Underwriting & Residential Finance Trust Series 2003-BC1 Class A 0.884% due 01/25/34 (Ê)	25	22
Structured Asset Securities Corp. Series 2002-HF1 Class A 0.784% due 01/25/33 (Ê)	8	8
Series 2005-WF4 Class A4 0.564% due 11/25/35 (Ê)	1,153	1,147

	Principal Amount ($) or Shares	Fair Value $
Toyota Auto Receivables Owner Trust Series 2011-A Class A3 0.980% due 10/15/14	447	448
Volkswagen Auto Lease Trust Series 2011-A Class A2 1.000% due 02/20/14	107	107

		88,466

Corporate Bonds and Notes - 15.5%
AbbVie, Inc. 1.750% due 11/06/17 (Þ)	4,105	4,114
1.750% due 11/06/17 (Å)	2,330	2,335
2.900% due 11/06/22 (Å)	1,140	1,127
ADT Corp. (The) 2.250% due 07/15/17 (Þ)	755	751
Altria Group, Inc. 9.700% due 11/10/18	1,082	1,493
10.200% due 02/06/39	325	543
4.250% due 08/09/42	945	887
American Electric Power Co., Inc. 1.650% due 12/15/17	2,010	2,009
American Honda Finance Corp. 1.000% due 08/11/15 (Þ)	1,535	1,543
American International Group, Inc. 5.050% due 10/01/15	200	220
8.250% due 08/15/18	1,500	1,947
6.250% due 03/15/37	2,100	2,239
Amgen, Inc. 3.875% due 11/15/21	665	722
5.650% due 06/15/42	300	354
Anadarko Petroleum Corp. 6.375% due 09/15/17	1,500	1,777
6.450% due 09/15/36	1,115	1,335
Analog Devices, Inc. 5.000% due 07/01/14	755	801
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	540	641
Anheuser-Busch InBev Finance, Inc. 2.625% due 01/17/23	1,610	1,588
Anheuser-Busch InBev Worldwide, Inc. 1.375% due 07/15/17	1,935	1,942
5.375% due 01/15/20	910	1,091
Apache Corp. 2.625% due 01/15/23	1,065	1,029
AT&T Corp. 8.000% due 11/15/31	275	405
AT&T, Inc. 5.100% due 09/15/14	240	257
2.950% due 05/15/16	2,305	2,445
6.500% due 09/01/37	1,079	1,349
Bank of America Corp. 4.750% due 08/01/15	920	990
1.500% due 10/09/15	1,920	1,925
6.000% due 09/01/17	55	64
5.700% due 01/24/22	565	663
Series MTNL 5.650% due 05/01/18	2,310	2,667

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Bank of America NA Series BKNT 0.588% due 06/15/16 (Ê)	1,200	1,156
0.608% due 06/15/17 (Ê)	1,340	1,276
6.100% due 06/15/17	1,900	2,188
6.000% due 10/15/36	300	363
Bank of New York Mellon Corp. (The) Zero coupon due 06/20/17	1,125	1,154
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	535	604
7.250% due 02/01/18	425	528
Becton Dickinson and Co. 3.250% due 11/12/20	590	624
Berkshire Hathaway Finance Corp. 1.600% due 05/15/17	700	707
3.000% due 05/15/22	1,105	1,112
Berkshire Hathaway, Inc. 4.500% due 02/11/43	700	693
Boeing Capital Corp. 2.125% due 08/15/16	425	441
Boston Scientific Corp. 4.500% due 01/15/15	1,085	1,153
Braskem America Finance Co. 7.125% due 07/22/41 (Þ)	575	610
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	142	159
Burlington Northern Santa Fe LLC 3.450% due 09/15/21	565	599
6.875% due 12/01/27	90	113
Cameron International Corp. 1.241% due 06/02/14 (Ê)	400	403
Carolina Power & Light Co. 3.000% due 09/15/21	1,200	1,252
Caterpillar Financial Services Corp. 1.100% due 05/29/15	570	577
CBS Corp. 4.300% due 02/15/21	955	1,038
Celgene Corp. 3.950% due 10/15/20	745	798
Cellco Partnership / Verizon Wireless Capital LLC 8.500% due 11/15/18	860	1,166
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	149
Cisco Systems, Inc. 4.950% due 02/15/19	750	886
Citigroup, Inc. 6.375% due 08/12/14	350	377
5.000% due 09/15/14	1,500	1,580
5.500% due 10/15/14	655	702
2.650% due 03/02/15	1,145	1,174
2.250% due 08/07/15	1,660	1,699
6.000% due 08/15/17	475	554
6.125% due 11/21/17	1,980	2,337
6.125% due 05/15/18	670	798
5.375% due 08/09/20	500	584

	Principal Amount ($) or Shares	Fair Value $
6.125% due 08/25/36	1,385	1,539
6.875% due 03/05/38	950	1,247
Comcast Corp. 6.300% due 11/15/17	1,125	1,364
4.250% due 01/15/33	1,195	1,164
6.550% due 07/01/39	1,375	1,730
Commonwealth Edison Co. 5.800% due 03/15/18	865	1,040
ConAgra Foods, Inc. 1.900% due 01/25/18	1,060	1,064
ConocoPhillips 6.500% due 02/01/39	275	377
Continental Airlines Pass Through Trust Series 071A 5.983% due 04/19/22	2,371	2,667
Series 1999-1 Class A 6.545% due 02/02/19	510	560
Series 2009-1 9.000% due 07/08/16	415	477
COX Communications, Inc. 5.450% due 12/15/14	67	73
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	540	565
CVS Caremark Corp. 3.250% due 05/18/15	1,150	1,216
6.250% due 06/01/27	815	1,055
Daimler Finance NA LLC 1.085% due 04/10/14 (Ê)(Þ)	400	402
1.250% due 01/11/16 (Å)	255	255
DCP Midstream Operating, LP 3.250% due 10/01/15	975	1,013
Delta Air Lines Pass Through Trust Series 2010-1 Class A 6.200% due 07/02/18	322	362
Devon Energy Corp. 1.875% due 05/15/17	985	989
4.000% due 07/15/21	485	513
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.125% due 02/15/16	1,210	1,268
3.500% due 03/01/16	875	928
5.875% due 10/01/19	520	616
5.000% due 03/01/21	2,345	2,593
5.150% due 03/15/42	950	913
Discover Financial Services 5.200% due 04/27/22	815	923
Dominion Resources, Inc. 4.450% due 03/15/21	1,355	1,539
Dow Chemical Co. (The) 3.000% due 11/15/22	630	615
Duke Energy Carolinas LLC 6.000% due 01/15/38	325	411
Duke Energy Corp. 3.350% due 04/01/15	540	568
eBay, Inc. 4.000% due 07/15/42	1,000	927
Ecolab, Inc. 4.350% due 12/08/21	865	960

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Enterprise Products Operating LLC 5.250% due 01/31/20	1,190	1,387
Series O 9.750% due 01/31/14	830	902
ERAC USA Finance LLC 7.000% due 10/15/37 (Þ)	570	722
Exelon Corp. 4.900% due 06/15/15	1,965	2,136
Express Scripts Holding Co. 3.125% due 05/15/16	830	876
7.250% due 06/15/19	1,385	1,760
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	1,010	1,239
7.200% due 07/15/48 (Þ)	700	851
Farmers Insurance Exchange 8.625% due 05/01/24 (Þ)	610	815
Ford Motor Credit Co. LLC 3.984% due 06/15/16	1,300	1,378
General Dynamics Corp. 2.250% due 11/15/22	1,135	1,081
General Electric Capital Corp. 1.000% due 01/08/16	1,355	1,355
5.550% due 05/04/20	1,725	2,032
4.375% due 09/16/20	700	773
5.875% due 01/14/38	1,415	1,654
6.875% due 01/10/39	1,100	1,446
Series A 7.125% due 06/15/49 (ƒ)	1,400	1,606
Series EMTN 0.442% due 03/20/14 (Ê)	800	796
Series GMTN 5.625% due 05/01/18	1,270	1,494
6.150% due 08/07/37	670	810
Series MTNA 0.568% due 09/15/14 (Ê)	1,300	1,300
General Electric Co. 5.250% due 12/06/17	1,465	1,713
2.700% due 10/09/22	2,445	2,409
Georgia Power Co. 4.300% due 03/15/42	445	457
Georgia-Pacific LLC 8.875% due 05/15/31	695	1,028
Gerdau Holdings, Inc. 7.000% due 01/20/20 (Þ)	600	705
Series REGS 7.000% due 01/20/20	1,200	1,410
Goldman Sachs Group, Inc. (The) 3.300% due 05/03/15	1,260	1,312
6.250% due 09/01/17	1,025	1,200
2.375% due 01/22/18	1,225	1,228
5.750% due 01/24/22	640	746
5.950% due 01/15/27	250	274
6.450% due 05/01/36	125	136
6.750% due 10/01/37	3,225	3,640
Series GMTN 7.500% due 02/15/19	784	985
5.375% due 03/15/20	1,200	1,362

	Principal Amount ($) or Shares	Fair Value $
GSPA Monetization Trust 6.422% due 10/09/29 (Å)	674	716
Hartford Financial Services Group, Inc. 5.375% due 03/15/17	460	517
HCP, Inc. 3.750% due 02/01/16	555	593
6.300% due 09/15/16	500	580
3.750% due 02/01/19	525	562
2.625% due 02/01/20	500	499
Health Care REIT, Inc. 6.125% due 04/15/20	1,700	1,983
4.950% due 01/15/21	245	270
5.250% due 01/15/22	1,065	1,191
6.500% due 03/15/41	530	621
Hewlett-Packard Co. 4.750% due 06/02/14	865	901
3.300% due 12/09/16	815	839
5.500% due 03/01/18	850	937
3.750% due 12/01/20	825	791
4.650% due 12/09/21	430	432
Historic TW, Inc. 8.050% due 01/15/16	565	662
Home Depot, Inc. 5.875% due 12/16/36	450	575
HSBC USA, Inc. 2.375% due 02/13/15	1,420	1,464
Humana, Inc. 6.450% due 06/01/16	540	621
7.200% due 06/15/18	440	539
8.150% due 06/15/38	300	422
Hyundai Capital America 3.750% due 04/06/16 (Þ)	965	1,019
Intel Corp. 2.700% due 12/15/22	3,275	3,196
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	2,675	2,855
5.750% due 05/15/16	100	108
6.750% due 09/01/16 (Þ)	300	338
John Deere Capital Corp. 1.200% due 10/10/17	645	643
1.700% due 01/15/20	2,150	2,100
JP Morgan Chase Capital XIII Series M 1.261% due 09/30/34 (Ê)	625	514
JP Morgan Chase Capital XXIII 1.310% due 05/15/47 (Ê)	3,495	2,691
JPMorgan Chase & Co. 2.000% due 08/15/17	1,040	1,051
Series GMTN 1.100% due 10/15/15	2,665	2,668
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	97
6.000% due 10/01/17	1,800	2,121
KCP&L Greater Missouri Operations Co. 8.270% due 11/15/21	425	523
Kentucky Utilities Co. 5.125% due 11/01/40	555	658

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Kinder Morgan Energy Partners, LP 3.500% due 03/01/16	735	781
KKR Group Finance Co. II 5.500% due 02/01/43 (Þ)	1,015	1,000
Kraft Foods Group, Inc. Series WI 6.125% due 08/23/18	665	812
3.500% due 06/06/22	525	549
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/49 (ƒ)(Ø)(Æ)	1,450	—
Lehman Brothers Holdings, Inc. 6.500% due 07/19/17 (Ø)(Æ)	390	—
6.750% due 12/28/17 (Ø)(Æ)	990	—
Lorillard Tobacco Co. 8.125% due 06/23/19	4,175	5,322
Lowe’s Cos., Inc. 3.800% due 11/15/21	540	586
M&T Bank Corp. 6.875% due 12/31/49 (ƒ)(Þ)	1,085	1,137
Macy’s Retail Holdings, Inc. 5.125% due 01/15/42	675	697
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	180
Marathon Oil Corp. 0.900% due 11/01/15	1,190	1,191
2.800% due 11/01/22	770	746
Marathon Petroleum Corp. 3.500% due 03/01/16	490	523
Marriott International, Inc. 3.000% due 03/01/19	785	815
MassMutual Global Funding II 2.000% due 04/05/17 (Þ)	920	942
2.500% due 10/17/22 (Þ)	1,225	1,185
Medtronic, Inc. 4.500% due 03/15/42	1,050	1,155
Merrill Lynch & Co., Inc. Series GMTN 6.400% due 08/28/17	3,280	3,842
MetLife, Inc. 4.750% due 02/08/21	770	875
10.750% due 08/01/39	750	1,151
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	300	318
3.875% due 04/11/22 (Þ)	900	964
MidAmerican Energy Co. 5.800% due 10/15/36	300	371
Mondelez International, Inc. 6.125% due 02/01/18	1,025	1,235
5.375% due 02/10/20	525	624
6.500% due 02/09/40	600	779
Morgan Stanley 0.784% due 10/15/15 (Ê)	1,615	1,579
0.753% due 10/18/16 (Ê)	1,445	1,394
5.550% due 04/27/17	410	457
6.250% due 08/28/17	490	564
6.625% due 04/01/18	905	1,066
6.375% due 07/24/42	285	338

	Principal Amount ($) or Shares	Fair Value $
Series GMTN 6.000% due 05/13/14	680	721
5.450% due 01/09/17	600	664
7.300% due 05/13/19	600	734
5.500% due 07/24/20	535	598
Mosaic Co. (The) 3.750% due 11/15/21	975	1,017
National City Bank
Series BKNT 0.681% due 06/07/17 (Ê)	1,400	1,369
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	435	449
Nationwide Mutual Insurance Co. 6.600% due 04/15/34 (Þ)	840	861
Series 144a 5.810% due 12/15/24 (Þ)	700	700
NBCUniversal Media LLC 3.650% due 04/30/15	1,830	1,939
2.875% due 01/15/23	1,575	1,536
News America, Inc. 6.150% due 02/15/41	1,025	1,249
8.250% due 10/17/96	65	90
Nisource Finance Corp. 6.400% due 03/15/18	250	299
Norfolk Southern Corp. 3.950% due 10/01/42	830	788
Northern States Power Co. 3.400% due 08/15/42	440	401
Novartis Capital Corp. 3.700% due 09/21/42	545	528
Occidental Petroleum Corp. 2.700% due 02/15/23	935	932
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	1,350	1,673
Oracle Corp. 1.200% due 10/15/17	1,645	1,640
5.750% due 04/15/18	1,465	1,774
Pacific Bell Telephone Co. 7.375% due 07/15/43	680	707
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	1,725	2,135
PepsiCo, Inc. 4.000% due 03/05/42	570	572
Petrohawk Energy Corp. 7.250% due 08/15/18	865	974
PNC Bank NA 2.700% due 11/01/22	1,690	1,633
Precision Castparts Corp. 2.500% due 01/15/23	945	922
Prudential Financial, Inc. 3.875% due 01/14/15	535	565
8.875% due 06/15/38	555	673
6.200% due 11/15/40	670	793
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	1,175	1,510
Public Service Co. of Colorado 2.250% due 09/15/22	1,125	1,100

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Public Service Co. of New Mexico 7.950% due 05/15/18	675	813
Quest Diagnostics, Inc. 3.200% due 04/01/16	70	74
Qwest Corp. 6.750% due 12/01/21	770	893
Ralcorp Holdings, Inc. 6.625% due 08/15/39	1,310	1,574
Raytheon Co. 3.125% due 10/15/20	385	405
2.500% due 12/15/22	1,190	1,159
Republic Services, Inc. 6.200% due 03/01/40	340	419
Reynolds American, Inc. 4.750% due 11/01/42	640	626
Rock Tenn Co. 4.000% due 03/01/23 (Þ)	970	967
SABMiller Holdings, Inc. 2.450% due 01/15/17 (Þ)	1,950	2,017
4.950% due 01/15/42 (Þ)	1,090	1,204
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	825	832
Simon Property Group, LP 10.350% due 04/01/19	650	937
SLM Corp. 8.450% due 06/15/18	1,000	1,191
Southern Copper Corp. 6.375% due 07/27/15	435	481
Stone Street Trust 5.902% due 12/15/15 (Þ)	900	981
Symantec Corp. 4.200% due 09/15/20	985	1,031
Target Corp. 4.000% due 07/01/42	1,115	1,099
TD Ameritrade Holding Corp. 4.150% due 12/01/14	950	1,010
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	1,605	1,906
Thermo Fisher Scientific, Inc. 1.850% due 01/15/18	420	419
Time Warner Cable, Inc. 3.500% due 02/01/15	975	1,026
6.750% due 07/01/18	2,750	3,406
8.250% due 04/01/19	1,040	1,375
5.500% due 09/01/41	540	572
Time Warner, Inc. 3.150% due 07/15/15	1,820	1,921
4.875% due 03/15/20	1,570	1,801
Timken Co. 6.000% due 09/15/14	760	809
Toyota Motor Credit Corp. 1.250% due 10/05/17	2,130	2,120
3.400% due 09/15/21	1,440	1,541
United Technologies Corp. 1.800% due 06/01/17	1,990	2,032

	Principal Amount ($) or Shares	Fair Value $
UnitedHealth Group, Inc. 0.850% due 10/15/15	1,945	1,950
6.000% due 06/15/17	4	5
1.400% due 10/15/17	590	590
US Bancorp 2.200% due 11/15/16	985	1,022
2.950% due 07/15/22	860	853
Valero Energy Corp. 9.375% due 03/15/19	385	527
Ventas Realty, LP / Ventas Capital Corp. 4.000% due 04/30/19	1,250	1,342
Verizon Communications, Inc. 1.100% due 11/01/17	490	484
6.400% due 02/15/38	800	1,017
7.350% due 04/01/39	235	329
4.750% due 11/01/41	1,365	1,439
Series FRN 0.920% due 03/28/14 (Ê)	500	503
Viacom, Inc. 2.500% due 12/15/16	740	773
4.375% due 03/15/43 (Þ)	900	847
Walgreen Co. 4.400% due 09/15/42	555	540
Wal-Mart Stores, Inc. 6.500% due 08/15/37	1,400	1,916
5.000% due 10/25/40	1,038	1,202
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	495	536
6.750% due 09/02/19 (Þ)	120	148
WellPoint, Inc. 5.250% due 01/15/16	830	925
1.875% due 01/15/18	700	704
3.125% due 05/15/22	1,305	1,296
Wells Fargo & Co. 3.625% due 04/15/15	2,740	2,907
Williams Cos., Inc. (The) 7.750% due 06/15/31	526	657
Xerox Corp. 4.500% due 05/15/21	1,085	1,129
Yum! Brands, Inc. 4.250% due 09/15/15	435	469
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	3,710	3,970
Zoetis, Inc. 1.875% due 02/01/18 (Þ)	620	619
4.700% due 02/01/43 (Å)	1,160	1,172

		315,291

International Debt - 6.3%
Abbey National Treasury Services PLC 2.875% due 04/25/14	775	790
3.875% due 11/10/14 (Þ)	1,010	1,050
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	200	256
Series REGS 8.700% due 08/07/18	200	255

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Alm Loan Funding Series 2012-7A Class A1 1.722% due 10/19/24 (Ê)(Þ)	750	753
America Movil SAB de CV 4.375% due 07/16/42	905	887
AstraZeneca PLC 4.000% due 09/18/42	615	597
Banco Santander Brasil SA 2.408% due 03/18/14 (Ê)(Þ)	900	897
4.500% due 04/06/15 (Þ)	100	104
4.250% due 01/14/16 (Þ)	500	519
Banco Santander Chile 1.902% due 01/19/16 (Ê)(Þ)	1,000	975
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	100	111
Bank of Montreal 2.850% due 06/09/15 (Þ)	300	316
Banque PSA Finance SA 2.205% due 04/04/14 (Å)(Ê)	700	692
Barclays Bank PLC 2.750% due 02/23/15	1,335	1,383
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	200	212
6.500% due 03/10/21 (Þ)	400	458
BBVA US Senior, SA Unipersonal 4.664% due 10/09/15	1,425	1,471
BHP Billiton Finance USA, Ltd. 4.125% due 02/24/42	1,065	1,081
BP Capital Markets PLC 2.248% due 11/01/16	895	930
2.500% due 11/06/22	750	724
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	300	315
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	1,500	1,569
CDP Financial, Inc. 5.600% due 11/25/39 (Þ)	445	535
Cenovus Energy, Inc. 4.500% due 09/15/14	435	460
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.950% due 11/09/22	2,070	2,071
Corp. Andina de Fomento 4.375% due 06/15/22	769	836
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	400	509
Covidien International Finance SA 1.350% due 05/29/15	1,360	1,379
Credit Suisse NY 5.500% due 05/01/14	500	530
6.000% due 02/15/18	500	578
Deutsche Telekom International Finance BV 2.250% due 03/06/17 (Þ)	1,265	1,294
Dexia Credit Local SA 0.781% due 04/29/14 (Ê)(Þ)	1,700	1,686
European Investment Bank 2.375% due 03/14/14	825	844

	Principal Amount ($) or Shares	Fair Value $
Gazprom OAO Via Gaz Capital SA 6.212% due 11/22/16 (Þ)	100	111
8.146% due 04/11/18 (Þ)	500	609
Gazprom OAO Via Gazprom International SA Series REGS 7.201% due 02/01/20	32	36
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/08/14	200	217
10.500% due 03/25/14	200	217
Gerdau Trade, Inc. 5.750% due 01/30/21 (Þ)	100	111
Glitnir Banki HF 6.693% due 06/15/16 (Þ)	700	9
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	700	819
Granite Master Issuer PLC Series 2006-3 Class A7 0.405% due 12/20/54 (Ê)	195	192
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	2,425	2,658
Heineken NV 3.400% due 04/01/22 (Þ)	985	1,010
Hillmark Funding Series 2006-1A Class A1
0.562% due 05/21/21 (Ê)(Þ)	1,400	1,356
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	1,500	1,581
Hutchison Whampoa International 11, Ltd. 3.500% due 01/13/17 (Þ)	1,190	1,254
Indian Oil Corp., Ltd. 4.750% due 01/22/15	200	210
ING Bank NV 1.711% due 06/09/14 (Å)(Ê)	400	405
Intesa Sanpaolo SpA 2.712% due 02/24/14 (Å)(Ê)	700	705
3.125% due 01/15/16	2,425	2,407
3.875% due 01/16/18	1,425	1,400
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	590	684
Itau Unibanco Holding SA 6.200% due 04/15/20 (Þ)	1,800	1,976
JPMorgan Chase & Co. Series MPLE 2.920% due 09/19/17 (Þ)	1,940	1,951
Kaupthing Bank Hf 7.625% due 02/28/15 (Ø)(Þ)	1,210	284
7.125% due 05/19/16 (Ø)(Þ)	1,480	19
Korea Development Bank (The) 3.500% due 08/22/17	1,000	1,071
Korea Electric Power Corp. 3.000% due 10/05/15 (Þ)	1,200	1,253
5.125% due 04/23/34 (Þ)	155	160
Korea Hydro & Nuclear Power Co., Ltd. 3.125% due 09/16/15 (Þ)	600	628

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

LBG Capital No. 1 PLC 8.500% due 12/29/49 (Å)(ƒ)	200	213
Morgan Stanley Series GMTN 0.619% due 01/16/17 (Ê)	1,900	2,453
Motor PLC Series 2012-12A Class A1C 1.286% due 02/25/20 (Þ)	1,040	1,043
National Australia Bank, Ltd. 1.025% due 04/11/14 (Ê)(Þ)	2,500	2,516
2.750% due 03/09/17	1,275	1,339
National Bank of Canada 1.450% due 11/07/17	700	696
Neptune Finance CCS, Ltd. Series 2008-1A Class A 0.917% due 04/20/20 (Ê)(Þ)	750	742
Nexen, Inc. 7.500% due 07/30/39	435	617
Noble Group, Ltd. Series REGS 6.750% due 01/29/20	1,000	1,088
Nokia OYJ 5.375% due 05/15/19	435	417
Novatek OAO via Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	200	213
OHA Credit Partners VII, Ltd. Series 2012-7A Class A 1.760% due 11/20/23 (Ê)(Þ)	750	753
Pernod-Ricard SA 4.450% due 01/15/22 (Þ)	675	732
Petrobras International Finance Co.—Pifco 3.875% due 01/27/16	1,900	1,990
5.875% due 03/01/18	2,700	3,035
5.750% due 01/20/20	1,200	1,341
Petroleos Mexicanos 6.000% due 03/05/20	400	470
4.875% due 01/24/22	540	595
Province of British Columbia 2.000% due 10/23/22	720	698
Province of Ontario Canada 1.100% due 10/25/17	300	298
3.000% due 07/16/18	100	108
1.650% due 09/27/19	400	396
4.000% due 10/07/19	700	795
Province of Quebec Canada 3.500% due 07/29/20	600	659
2.750% due 08/25/21	1,000	1,029
Rabobank Nederland 11.000% due 06/29/49 (ƒ)(Þ)	2,085	2,794
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	239	268
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	300
Series REGS 5.832% due 09/30/16 (Å)	840	916

	Principal Amount ($) or Shares	Fair Value $
Red River CLO, Ltd. Series 2006-1A Class A 0.583% due 07/27/18 (Ê)	735	707
Resona Bank, Ltd. 5.850% due 09/29/49 (Å)(ƒ)	100	107
Rio Tinto Finance USA PLC 1.625% due 08/21/17	1,300	1,303
2.875% due 08/21/22	1,405	1,389
Rio Tinto Finance USA, Ltd. 3.500% due 11/02/20	1,615	1,708
Royal Bank of Scotland Group PLC 6.400% due 10/21/19	1,020	1,216
Series 1 9.118% due 03/31/49 (ƒ)	200	202
Sigma Alimentos SA de CV 5.625% due 04/14/18 (Þ)	435	494
SMART Trust Series 2011-1USA Class A3A 1.770% due 10/14/14 (Þ)	2,346	2,356
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,545	1,589
Series 2012-1USA Class A2A 1.040% due 09/14/14 (Þ)	1,876	1,880
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	2,900	2,981
Series 2013-1US Class A4A 1.050% due 10/14/18	490	490
Societe Generale SA 1.355% due 04/11/14 (Ê)(Þ)	2,700	2,704
Statoil ASA 2.450% due 01/17/23	1,135	1,104
Suncor Energy, Inc. 5.950% due 12/01/34	435	527
6.500% due 06/15/38	510	660
Swedbank AB 2.125% due 09/29/17 (Þ)	815	829
Sydney Airport Finance Co. Pty, Ltd. 3.900% due 03/22/23 (Þ)	946	946
Takeda Pharmaceutical Co., Ltd. 1.625% due 03/17/17 (Þ)	865	872
Telefonaktiebolaget LM Ericsson 4.125% due 05/15/22	1,270	1,294
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	865	933
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	300	339
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/22	1,370	1,357
TNK-BP Finance SA Series REGS 6.625% due 03/20/17	400	454
7.875% due 03/13/18	1,600	1,932
Total Capital SA 4.450% due 06/24/20	1,475	1,696
Transocean, Inc. 2.500% due 10/15/17	1,525	1,530
6.375% due 12/15/21	540	636
7.350% due 12/15/41	865	1,071

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Tyco Electronics Group SA 6.550% due 10/01/17	865	1,033
Vale Overseas, Ltd. 4.625% due 09/15/20	785	836
Virgin Media Secured Finance PLC 6.500% due 01/15/18	865	926
Vnesheconombank Via VEB Finance PLC 5.375% due 02/13/17 (Þ)	1,300	1,417
Vodafone Group PLC 4.150% due 06/10/14	295	309
Volkswagen International Finance NV 1.625% due 03/22/15 (Þ)	1,625	1,645
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,085	1,184
Westpac Banking Corp. 3.585% due 08/14/14 (Å)	2,000	2,092
Willis Group Holdings PLC 4.125% due 03/15/16	1,560	1,662
Woolworths, Ltd. 2.550% due 09/22/15 (Þ)	1,655	1,717

		127,041

Mortgage-Backed Securities - 33.1%
Alternative Loan Trust Series 2007-OA6 Class A1B 0.404% due 06/25/37 (Ê)	431	348
Series 2007-OA7 Class A1A 0.384% due 05/25/47 (Ê)	448	331
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.526% due 02/25/45 (Ê)	114	111
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	317	334
Series 2005-D Class A1 2.619% due 05/25/35 (Ê)	174	177
Series 2006-G Class 2A3 0.375% due 07/20/36 (Ê)	984	973
Series 2007-E Class 4A1 3.066% due 07/20/47 (Ê)	444	340
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-2 Class A5 4.857% due 07/10/43	1,690	1,823
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,509
Series 2006-6 Class A4 5.356% due 10/10/45	1,925	2,189
Series 2007-1 Class A4 5.451% due 01/15/49	1,000	1,142
Series 2007-2 Class AAB 5.584% due 04/10/49	873	944
Series 2008-1 6.212% due 02/10/51	650	781
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1 6.500% due 09/25/33	15	15

	Principal Amount ($) or Shares	Fair Value $
Series 2004-2 Class 5A1 6.500% due 10/25/31	15	16
Series 2004-11 Class 2A1 5.750% due 01/25/35	260	267
Series 2005-H Class 2A5 3.117% due 09/25/35 (Ê)	543	509
Series 2006-2 Class A15 6.000% due 07/25/46	10	8
Series 2006-B Class 1A1 2.997% due 10/20/46 (Ê)	93	56
Bayview Commercial Asset Trust Series 2005-3A Class A1 0.524% due 11/25/35 (Ê)(Þ)	725	569
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 2.978% due 02/25/33 (Ê)	4	4
Series 2004-8 Class 2A1 3.117% due 11/25/34 (Ê)	359	355
Series 2004-9 Class 22A1 3.464% due 11/25/34 (Ê)	83	83
Series 2004-10 Class 22A1 2.967% due 01/25/35 (Ê)	76	74
Series 2005-2 Class A1 2.570% due 03/25/35 (Ê)	1,240	1,251
Series 2005-12 Class 13A1 5.369% due 02/25/36 (Ê)	77	76
Bear Stearns Alt-A Trust Series 2004-13 Class A1 0.944% due 11/25/34 (Ê)	1,571	1,550
Series 2005-4 Class 23A1 2.883% due 05/25/35 (Ê)	317	288
Series 2005-7 Class 22A1 2.966% due 09/25/35 (Ê)	204	170
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A4 4.715% due 02/11/41	3,900	4,004
Series 2005-T20 Class A4A 5.149% due 10/12/42	2,325	2,564
Series 2006-T22 Class A4 5.573% due 04/12/38	1,115	1,255
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR7 Class A3 5.116% due 02/11/41	890	959
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,411
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.802% due 01/26/36 (Ê)	334	263
Series 2007-R6 Class 2A1 2.805% due 12/26/46 (Ê)	163	110
Chase Mortgage Finance Trust Series 2005-A1 Class 2A2 2.907% due 12/25/35 (Ê)	88	81

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	1,225	1,397
Citigroup Mortgage Loan Trust, Inc. Series 2005-3 Class 2A2B 2.694% due 08/25/35 (Ê)	332	189
Series 2005-11 Class A2A 2.570% due 10/25/35 (Ê)	182	179
Series 2007-AR8 Class 2A1A 2.865% due 07/25/37 (Ê)	279	231
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.219% due 07/15/44	765	843
Commercial Mortgage Asset Trust Series 1999-C1 Class A4 6.975% due 01/17/32	191	192
Commercial Mortgage Obligation 30 Year TBA(Ï) 4.510%	2,575	2,959
Commercial Mortgage Pass Through Certificates Series 2003-LB1A Class A2 4.084% due 06/10/38	1,150	1,158
Series 2007-FL14 Class AJ 0.386% due 06/15/22 (Ê)(Þ)	3,515	3,483
Commercial Mortgage Trust Series 2006-GG7 Class A4 5.867% due 07/10/38	640	728
Countrywide Asset-Backed Certificates Series 2005-IM1 Class A2 0.484% due 11/25/35 (Ê)	387	387
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.934% due 11/25/34 (Ê)	231	217
Series 2004-HYB9 Class 1A1 2.803% due 02/20/35 (Ê)	492	469
Series 2005-3 Class 1A2 0.494% due 04/25/35 (Ê)	751	605
Series 2005-HYB9 Class 3A2A 2.783% due 02/20/36 (Ê)	74	67
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CP4 Class D 6.610% due 12/15/35	446	454
Series 2003-C3 Class B 4.052% due 05/15/38	320	322
Series 2003-C3 Class C 4.082% due 05/15/38	950	956
Series 2003-C4 Class D 5.353% due 08/15/36	540	550
Series 2003-C5 Class D 5.116% due 12/15/36	680	695
Series 2004-C5 Class B 4.929% due 11/15/37	1,080	1,126
Series 2005-9 Class 2A1 5.500% due 10/25/35	673	643

	Principal Amount ($) or Shares	Fair Value $
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,525
Series 2006-C5 Class A3 5.311% due 12/15/39	750	843
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,754
Series 2007-C3 Class A4 5.680% due 06/15/39	2,400	2,755
Series 2007-C5 Class A3 5.694% due 09/15/40	545	569
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,386
Series 2008-C1 Class A2FL 2.606% due 02/15/41 (Ê)(Þ)	1,816	1,869
Series 2008-C1 Class A3 6.063% due 02/15/41	1,570	1,847
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 5.803% due 05/15/46	1,700	1,982
DBRR Trust 1.393% due 09/25/45	680	682
Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	690	792
Series 2012-EZ1 Class A 0.946% due 09/25/45 (Þ)	1,132	1,132
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 2.001% due 08/25/35 (Ê)	974	707
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B 2.490% due 07/19/44 (Ê)	76	71
Extended Stay America Trust 2.957% due 12/05/31 (Þ)	1,100	1,111
2.957% due 12/05/31	1,100	1,111
3.603% due 12/05/31	170	171
3.603% due 12/05/31 (Þ)	170	172
Series 2013-ESFL Class A1FL 1.008% due 12/05/31 (Ê)(Þ)	600	600
Series 2013-ESFL Class CFL 1.708% due 12/05/31 (Ê)(Þ)	340	340
Fannie Mae 5.500% due 2015	229	245
6.500% due 2015	1	1
7.000% due 2015	1	1
5.500% due 2016	126	135
6.000% due 2016	10	11
6.500% due 2016	27	29
5.000% due 2017	109	117
5.500% due 2017	313	335
6.000% due 2017	323	344
6.500% due 2017	65	70
7.500% due 2017	—	—
8.500% due 2017	1	1
5.000% due 2018	236	255
5.500% due 2018	1,059	1,138

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

6.500% due 2018	78	86
5.000% due 2019	492	532
6.500% due 2019	42	46
2.900% due 2020	1,046	1,110
3.500% due 2020	794	840
3.975% due 2020	1,648	1,854
4.000% due 2020	205	220
4.399% due 2020	1,160	1,329
4.671% due 2020	1,576	1,827
4.761% due 2020	1,556	1,804
5.000% due 2020	245	265
5.500% due 2020	1,851	1,998
6.500% due 2020	18	20
4.000% due 2021	98	105
4.304% due 2021	1,140	1,310
5.500% due 2021	851	915
2.500% due 2022	2,804	2,917
4.500% due 2022	165	177
5.000% due 2022	205	222
5.500% due 2022	261	281
4.500% due 2023	709	762
5.000% due 2023	396	428
5.500% due 2023	259	279
4.000% due 2024	36	38
4.500% due 2024	692	744
5.000% due 2024	70	75
5.500% due 2024	714	768
8.000% due 2024	39	47
8.500% due 2024	6	7
9.000% due 2024	2	3
3.500% due 2025	1,534	1,623
4.000% due 2025	1,664	1,777
4.500% due 2025	1,459	1,570
7.000% due 2025	7	8
8.000% due 2025	1	1
8.500% due 2025	16	17
3.000% due 2026	484	509
3.500% due 2026	5,732	6,161
4.000% due 2026	2,117	2,261
4.500% due 2026	85	92
6.000% due 2026	78	86
7.000% due 2026	14	16
9.000% due 2026	2	3
3.500% due 2027	197	209
7.000% due 2027	2	2
9.000% due 2027	1	1
5.635% due 2028	790	817
4.000% due 2030	166	178
8.000% due 2030	53	66
8.000% due 2031	49	59
3.000% due 2032	2,716	2,827
6.000% due 2032	70	79
6.150% due 2032 (Ê)	344	366
8.000% due 2032	3	4
4.500% due 2033	1,888	2,080
5.000% due 2033	600	652
5.500% due 2033	910	1,005

	Principal Amount ($) or Shares	Fair Value $
6.000% due 2033	75	84
6.150% due 2033 (Ê)	261	277
6.500% due 2033	176	199
4.500% due 2034	36	38
5.000% due 2034	153	166
5.500% due 2034	1,905	2,094
6.000% due 2034	582	650
6.500% due 2034	288	326
2.555% due 2035 (Ê)	99	105
2.652% due 2035 (Ê)	235	251
4.500% due 2035	183	197
5.000% due 2035	4,395	4,751
5.500% due 2035	299	327
6.000% due 2035	1,029	1,145
5.000% due 2036	1,928	2,083
5.500% due 2036	3,046	3,321
6.000% due 2036	1,060	1,166
6.500% due 2036	510	568
5.500% due 2037	154	167
6.000% due 2037	2,055	2,252
6.500% due 2037	442	494
5.000% due 2038	2,189	2,368
5.500% due 2038	1,649	1,793
6.000% due 2038	1,589	1,737
6.500% due 2038	507	576
4.500% due 2039	1,086	1,165
5.000% due 2039	167	180
5.500% due 2039	1,505	1,633
6.500% due 2039	136	152
4.000% due 2040	363	392
4.500% due 2040	3,081	3,315
5.000% due 2040	1,345	1,465
3.500% due 2041	1,746	1,862
4.000% due 2041	5,533	5,889
4.500% due 2041	2,976	3,210
5.000% due 2041	1,672	1,846
5.500% due 2041	1,077	1,169
4.000% due 2042	1,729	1,849
1.366% due 2044 (Ê)	59	60
15 Year TBA (Ï) 2.500%	24,800	25,676
3.000%	9,635	10,115
3.500%	3,155	3,336
4.000%	445	475
4.500%	1,000	1,074
30 Year TBA (Ï) 3.000%	114,850	118,525
3.500%	45,435	47,865
4.000%	15,355	16,319
4.500%	20,360	21,849
5.000%	12,985	14,018
5.500%	4,895	5,311
6.000%	5,210	5,687
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	306	43

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2003-345 Class 18 Interest Only STRIP 4.500% due 12/01/18	489	37
Series 2003-345 Class 19 Interest Only STRIP 4.500% due 01/01/19	536	40
Series 2005-365 Class 12 Interest Only STRIP 5.500% due 12/01/35	807	109
Series 2006-369 Class 8 Interest Only STRIP 5.500% due 04/01/36	177	25
Fannie Mae Grantor Trust Series 2002-T5 Class A1 0.444% due 05/25/32 (Ê)	357	351
Fannie Mae REMICS Series 1992-158 Class ZZ 7.750% due 08/25/22	74	85
Series 1999-56 Class Z 7.000% due 12/18/29	154	179
Series 2003-32 Class FH 0.604% due 11/25/22 (Ê)	26	26
Series 2003-35 Class FY 0.604% due 05/25/18 (Ê)	265	267
Series 2005-117 Class LC 5.500% due 11/25/35	1,319	1,439
Series 2006-5 Class 3A2 2.711% due 05/25/35 (Ê)	32	33
Series 2007-30 Class AF 0.514% due 04/25/37 (Ê)	267	267
Series 2007-73 Class A1 0.264% due 07/25/37 (Ê)	198	189
Series 2009-70 Class PS Interest Only STRIP 6.546% due 01/25/37 (Ê)	6,465	914
Series 2009-96 Class DB 4.000% due 11/25/29	1,285	1,390
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	4,311	512
Series 2011-127 Class FA 0.654% due 12/25/41 (Ê)	527	531
Fannie Mae Whole Loan Series 2003-W1 Class 1A1 6.154% due 12/25/42	35	41
Series 2004-W2 Class 5AF 0.554% due 03/25/44 (Ê)	198	191
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	406	466
Series 2011-M4 Class A2 3.726% due 06/25/21	260	288
Series 2012-M9 Class A2 2.482% due 04/25/22	130	131
Series 2012-M9 Class ASQ2 1.513% due 12/25/17	95	96
Series 2012-M12 Class 1A 2.840% due 08/25/22	2,024	2,116

	Principal Amount ($) or Shares	Fair Value $
Series 2012-M14 Class A2 2.301% due 09/25/22	705	698
Series 2012-M15 Class A 2.657% due 10/25/22	1,566	1,626
FDIC Guaranteed Notes Trust Series 2010-S1 Class 1A 0.760% due 02/25/48 (Ê)(Þ)	386	387
Federal Home Loan Bank 4.500% due 07/01/41	180	192
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2010-K009 Class A2 3.808% due 08/25/20	1,955	2,178
Series 2011-K014 Class X1 Interest Only STRIP 1.270% due 04/25/21	4,662	389
Series 2011-K702 Class X1 Interest Only STRIP 1.556% due 02/25/18	316	21
Series 2011-K703 Class A1 1.873% due 01/25/18	669	688
Series 2012-K019 Class A2 2.272% due 03/25/22	400	398
Series 2012-K019 Class X1 Interest Only STRIP 1.749% due 03/25/22	13,776	1,693
Series 2012-K020 Class A2 2.373% due 05/25/22	1,510	1,510
Series 2012-K020 Class X1 Interest Only STRIP 1.478% due 05/25/22	7,744	821
Series 2012-K021 Class A1 1.603% due 01/25/22	458	462
Series 2012-K022 Class A2 2.355% due 07/25/22	1,930	1,923
Series 2012-K501 Class X1A Interest Only STRIP 1.755% due 08/25/16	20,164	920
Series 2012-K706 Interest Only STRIP 1.594% due 10/25/18	9,021	712
Series 2013-K024 Class X1 Interest Only STRIP 0.906% due 09/25/22	8,210	553
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2005-63 Class 1A1 1.366% due 02/25/45 (Ê)	36	35
FHA Project Citi 68 NP 7.430% due 06/27/21	31	30
First Horizon Alternative Mortgage Securities Trust Series 2006-AA7 Class A1 2.517% due 01/25/37 (Ê)	1,121	754

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	11	11
Freddie Mac 6.000% due 2016	51	54
9.000% due 2016	23	25
6.000% due 2017	123	132
8.000% due 2017	3	3
4.500% due 2018	245	261
5.000% due 2018	58	62
4.500% due 2019	78	84
5.000% due 2019	188	202
5.500% due 2019	213	230
6.000% due 2022	9	10
5.500% due 2024	356	381
9.000% due 2024	4	4
3.500% due 2025	2,592	2,765
6.500% due 2025	5	5
8.000% due 2025	6	8
9.000% due 2025	5	5
3.000% due 2026	228	239
9.000% due 2026	1	1
2.482% due 2027 (Ê)	11	12
2.500% due 2027	1,433	1,487
5.000% due 2027	4	5
6.500% due 2027	—	—
8.500% due 2027	23	28
5.000% due 2028	388	417
6.000% due 2028	397	433
6.500% due 2028	75	85
6.500% due 2029	96	109
2.533% due 2030 (Ê)	5	5
6.500% due 2031	144	168
5.500% due 2032	344	378
6.000% due 2032	31	35
6.500% due 2032	218	250
7.000% due 2032	145	169
7.500% due 2032	24	29
5.500% due 2033	170	185
6.000% due 2033	3	3
6.500% due 2033	8	10
4.500% due 2034	103	110
5.000% due 2034	1,027	1,115
5.500% due 2034	519	565
6.000% due 2034	66	73
6.500% due 2034	62	71
5.000% due 2035	856	924
5.500% due 2035	532	579
6.000% due 2035	151	168
5.000% due 2036	197	217
5.500% due 2036	669	725
6.000% due 2036	242	266
2.855% due 2037 (Ê)	308	329
5.000% due 2037	121	130
5.500% due 2037	396	429
5.776% due 2037 (Ê)	977	1,057

	Principal Amount ($) or Shares	Fair Value $
6.000% due 2037	574	627
5.000% due 2038	985	1,060
5.500% due 2038	3,121	3,386
6.000% due 2038	3,129	3,427
4.000% due 2039	254	269
4.500% due 2039	724	771
5.500% due 2039	61	66
6.000% due 2039	253	276
4.000% due 2040	2,590	2,827
4.500% due 2040	2,065	2,204
5.000% due 2040	447	489
5.500% due 2040	221	239
6.000% due 2040	149	163
4.000% due 2041	7,837	8,573
4.500% due 2041	4,479	4,793
5.000% due 2041	1,534	1,668
3.000% due 2042	1,224	1,260
4.000% due 2042	1,041	1,105
4.500% due 2042	834	892
30 Year TBA(Ï) 3.000%	2,595	2,668
3.500%	5,435	5,712
4.000%	795	805
5.500%	195	211
Freddie Mac REMICS Series 1991-1053 Class G 7.000% due 03/15/21	14	17
Series 1998-2104 Class ZM 6.000% due 12/15/28	165	185
Series 2000-2266 Class F 0.656% due 11/15/30 (Ê)	4	4
Series 2002-2533 Class Z 5.500% due 12/15/32	3,631	4,044
Series 2006-3123 Class HT 5.000% due 03/15/26	1,023	1,142
Series 2006-R006 Class ZA 6.000% due 04/15/36	2,696	3,085
Series 2007-3335 Class BF 0.356% due 07/15/19 (Ê)	243	243
Series 2007-3335 Class FT 0.356% due 08/15/19 (Ê)	334	334
Series 2009-3569 Class NY 5.000% due 08/15/39	3,600	4,146
Series 2010-3653 Class B 4.500% due 04/15/30	1,545	1,711
Series 2012-3989 Class BW 3.500% due 01/15/27	3,180	3,401
FREMF Mortgage Trust Series 2013-K24 Class B 3.502% due 11/25/45 (Þ)	1,150	1,109
GE Business Loan Trust Series 2003-2A Class A 0.576% due 11/15/31 (Ê)(Þ)	1,997	1,868
Ginnie Mae I 8.000% due 2017	3	3
10.500% due 2020	3	3
8.000% due 2022	7	8

Russell Investment Grade Bond Fund	175

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

8.500% due 2022	8	8
8.500% due 2024	5	5
8.000% due 2025	13	13
9.000% due 2025	8	8
8.000% due 2026	32	39
3.000% due 2027	1,856	1,975
7.000% due 2029	2	2
8.000% due 2029	5	6
8.500% due 2029	18	18
8.000% due 2030	16	18
7.000% due 2031	145	173
7.000% due 2032	46	54
7.000% due 2033	13	15
30 Year TBA(Ï) 3.000%	1,085	1,132
4.500%	265	289
Ginnie Mae II 1.625% due 2027 (Ê)	21	21
1.750% due 2030 (Ê)	8	8
2.000% due 2030 (Ê)	52	55
7.500% due 2032	4	4
4.500% due 2038	471	515
4.500% due 2039	980	1,068
5.500% due 2039	386	421
3.500% due 2040 (Ê)	8,729	9,329
4.000% due 2040 (Ê)	1,590	1,708
4.500% due 2041	3,794	4,157
5.500% due 2041	41	45
4.000% due 2042	2,811	3,036
4.500% due 2042	3,249	3,547
5.390% due 2059	1,250	1,391
5.245% due 2061	846	975
4.473% due 2062	2,876	3,273
4.564% due 2062	2,554	2,916
4.845% due 2062	403	457
4.652% due 2063	395	436
4.661% due 2063	195	216
30 Year TBA(Ï) 3.000%	3,730	3,891
3.500%	6,760	7,250
4.000%	1,915	2,067
Government National Mortgage Association Series 1999-44 Class ZG 8.000% due 12/20/29	111	137
Series 2004-93 Class PC 5.000% due 04/16/34	2,650	2,909
Series 2007-12 Class C 5.278% due 04/16/41	1,095	1,236
Series 2007-26 Class SD Interest Only STRIP 6.594% due 05/16/37 (Ê)	4,520	757
Series 2010-74 Class IO Interest Only STRIP 1.303% due 03/16/50	13,664	707
Series 2010-116 Class MP 3.500% due 09/16/40	3,878	4,190
Series 2010-124 Class C 3.392% due 03/16/45	525	561

	Principal Amount ($) or Shares	Fair Value $
Series 2010-H12 Class PT 5.470% due 11/20/59	4,245	4,668
Series 2011-1 Class A 2.239% due 12/16/31	613	623
Series 2011-127 Class IO Interest Only STRIP 1.542% due 03/16/47	4,518	335
Series 2012-115 Class A 2.131% due 04/16/45	427	441
Series 2012-115 Class IO Interest Only STRIP 0.433% due 04/16/54	6,633	346
Series 2012-147 Class AE 1.750% due 07/16/47	1,298	1,315
Series 2012-H11 Class CI Interest Only STRIP 2.889% due 04/20/62	5,115	614
Series 2012-H23 Class FI Interest Only STRIP 0.775% due 10/20/62 (Ê)	6,522	232
Greenpoint Mortgage Pass-Through Certificates Series 2003-1 Class A1 3.163% due 10/25/33 (Ê)	143	142
GS Mortgage Securities Corp. II Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	850	863
Series 2011-GC5 Class A4 3.707% due 08/10/44	1,210	1,323
Series 2012-GCJ9 Class A3 2.773% due 11/10/45	925	931
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF 0.604% due 06/25/34 (Ê)(Þ)	532	464
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.121% due 11/25/35 (Ê)	1,337	1,318
HarborView Mortgage Loan Trust Series 2004-4 Class 3A 1.335% due 06/19/34 (Ê)	78	75
Series 2005-4 Class 3A1 3.059% due 07/19/35 (Ê)	233	197
Series 2006-3 Class 1A1A 3.063% due 06/19/36 (Ê)	2,731	1,724
Homestar Mortgage Acceptance Corp. Series 2004-5 Class A1 0.654% due 10/25/34 (Ê)	2,768	2,725
Impac CMB Trust Series 2004-5 Class 1A1 0.924% due 10/25/34 (Ê)	336	324
IndyMac INDX Mortgage Loan Trust Series 2004-AR6 Class 5A1 2.695% due 10/25/34 (Ê)	1,526	1,500
Series 2005-AR15 Class A2 4.779% due 09/25/35 (Ê)	172	159
Series 2007-FLX1 Class A1 0.304% due 02/25/37 (Ê)	145	145

176	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

JP Morgan Chase Commercial Mortgage Securities Trust Series 2003-C1 Class D 5.192% due 01/12/37	290	290
Series 2003-PM1A Class B 5.417% due 08/12/40	680	692
Series 2005-LDP2 Class A3 4.697% due 07/15/42	16	16
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	820	848
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,200
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,300	1,485
Series 2007-CB20 Class ASB 5.688% due 02/12/51	1,008	1,102
JP Morgan Mortgage Trust Series 2005-A1 Class 6T1 4.961% due 02/25/35 (Ê)	84	85
Series 2006-A2 Class 1A1 2.917% due 04/25/36 (Ê)	302	267
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class F 4.333% due 02/15/37	664	667
Series 2003-C5 Class C 4.762% due 04/15/37	360	365
Series 2004-C7 Class A1A 4.475% due 10/15/29	343	360
Series 2005-C3 Class A5 4.739% due 07/15/30	450	483
Series 2007-C6 Class A4 5.858% due 07/15/40	1,170	1,382
MASTR Alternative Loan Trust Series 2003-4 Class B1 5.831% due 06/25/33	224	196
Series 2004-10 Class 5A6 5.750% due 09/25/34	416	424
Merrill Lynch Floating Trust Series 2008-LAQA Class A2 0.746% due 07/09/21 (Ê)(Þ)	3,900	3,863
Merrill Lynch Mortgage Investors Trust MLMI Series 2005-A10 Class A 0.414% due 02/25/36 (Ê)	185	164
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	1,300	1,325
Series 2005-CIP1 Class AM 5.107% due 07/12/38	965	1,038
Series 2008-C1 Class A4 5.690% due 02/12/51	1,385	1,623
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.214% due 10/25/35 (Ê)	97	97
Series 2005-3 Class 4A 0.454% due 11/25/35 (Ê)	42	40

	Principal Amount ($) or Shares	Fair Value $
ML-CFC Commercial Mortgage Trust Series 2007-8 Class A3 5.936% due 08/12/49	900	1,051
Series 2007-5 Class A4 5.378% due 08/12/48	2,000	2,270
Series 2007-7 Class A4 5.741% due 06/12/50	2,760	3,131
Series 2007-8 Class ASB 5.869% due 08/12/49	730	778
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class AS 3.214% due 02/15/46	725	738
Morgan Stanley Capital I, Inc. Series 2003-T11 Class A4 5.150% due 06/13/41	787	795
Series 2004-IQ7 Class A4 5.397% due 06/15/38	350	365
Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,198
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,205	1,310
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,254
Series 2006-T23 Class A4 5.818% due 08/12/41	1,310	1,504
Series 2007-IQ16 Class A4 5.809% due 12/12/49	400	469
Series 2011-C3 Class A2 3.224% due 07/15/49	400	430
Series 2011-C3 Class A4 4.118% due 07/15/49	235	264
Morgan Stanley Mortgage Loan Trust Series 2004-6AR Class 1A 0.654% due 07/25/34 (Ê)	1,867	1,833
Motel 6 Trust Series 2012-MTL6 Class A1 1.500% due 10/05/25 (Þ)	1,100	1,090
Series 2012-MTL6 Class A2 1.948% due 10/05/25 (Þ)	750	750
Series 2012-MTL6 Class XA1 Interest Only STRIP 3.005% due 10/05/25 (Þ)	6,760	375
NorthStar Mortgage Trust Series 2012-1 Class A 1.404% due 08/25/29 (Ê)(Þ)	581	582
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	910	1,053
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.604% due 02/25/34 (Ê)	47	45
Series 2004-CL1 Class 2A2 0.604% due 02/25/19 (Ê)	2	2
RALI Trust Series 2005-QA10 Class A41 3.873% due 09/25/35 (Ê)	534	417

Russell Investment Grade Bond Fund	177

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-QO3 Class A1 0.604% due 10/25/45 (Ê)	583	416
Series 2006-QO7 Class 3A2 0.409% due 09/25/46 (Ê)	839	506
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	56	59
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS Class 1A1 0.524% due 10/25/35 (Ê)	282	225
Structured Asset Mortgage Investments Series 2005-AR5 Class A2 0.455% due 07/19/35 (Ê)	204	203
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.774% due 11/25/33 (Ê)	1,487	1,510
Series 2006-11 Class A1 2.859% due 10/28/35 (Ê)(Þ)	82	75
Wachovia Bank Commercial Mortgage Trust Series 2003-C5 Class B 4.107% due 06/15/35	107	108
Series 2006-WL7A Class A2 0.326% due 09/15/21 (Ê)(Þ)	573	562
Series 2007-WHL8 Class A1 0.286% due 06/15/20 (Ê)(Þ)	96	95
Washington Mutual Mortgage Pass Through Certificates Series 2003-AR9 Class 1A7 2.435% due 09/25/33 (Ê)	69	71
Series 2003-AR10 Class A7 2.508% due 10/25/33 (Ê)	614	632
Series 2005-AR6 Class B3 0.864% due 04/25/45 (Å)(Ê)	133	1
Series 2005-AR13 Class A1A1 0.494% due 10/25/45 (Ê)	67	63
Series 2007-OA2 Class 2A 0.856% due 01/25/47 (Ê)	297	169
Wells Fargo Mortgage Backed Securities Trust Series 2003-17 Class 2A10 5.500% due 01/25/34	860	903
Series 2004-CC Class A1 2.621% due 01/25/35 (Ê)	200	199
Series 2006-2 Class 2A3 5.500% due 03/25/36	268	263
Series 2006-AR2 Class 2A1 2.625% due 03/25/36	313	312
Series 2006-AR8 Class 1A3 2.679% due 04/25/36 (Ê)	1,419	1,400
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	1,105	1,203

		670,732

	Principal Amount ($) or Shares	Fair Value $
Municipal Bonds - 1.5%
Brazos Higher Education Authority Revenue Bonds 0.584% due 12/26/24 (Ê)	338	312
City of Houston Texas General Obligation Limited 6.290% due 03/01/32	775	966
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	714
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	200	277
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	65	63
Los Angeles Community College District General Obligation Unlimited 6.750% due 08/01/49	5,000	7,023
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	134
Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27	5,000	5,985
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57	180	214
7.055% due 04/01/57	1,410	1,600
New York City Municipal Water Finance Authority Revenue Bonds 6.491% due 06/15/42	1,700	2,037
New York State Dormitory Authority Revenue Bonds 5.000% due 03/15/34	2,000	2,343
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41	300	354
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40	500	560
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32	255	243
South Carolina Student Loan Corp. Revenue Bonds 0.431% due 12/01/20 (Ê)	900	893
State of California General Obligation Unlimited 6.650% due 03/01/22	850	1,068
7.500% due 04/01/34	100	141
5.650% due 04/01/39 (Ê)	100	101
7.550% due 04/01/39	425	623
7.600% due 11/01/40	625	928
State of Illinois General Obligation Unlimited 5.665% due 03/01/18	900	1,018

178	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

4.350% due 06/01/18		1,070	1,130
5.877% due 03/01/19		335	382
5.100% due 06/01/33		875	856
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		470	399

			30,364

Non-US Bonds - 3.9%
Asset-Backed European Securitisation Transaction Series 2011-6 Class A1 1.594% due 03/15/18 (Ê)	GBP	312	495
Bumper 2 SA Series 2011-2 Class A 1.362% due 02/23/23 (Ê)	EUR	4,500	6,163
Canadian Government Bond 2.750% due 06/01/22	CAD	1,750	1,868
Chester Asset Receivables Dealings PLC Series 2004-1 Class A 0.713% due 04/15/16 (Ê)	GBP	800	1,267
Fosse Master Issuer PLC Series 2011-1X Class A7 1.601% due 10/18/54 (Ê)	EUR	3,000	4,198
Granite Master Issuer PLC Series 2005-2 Class A5 0.392% due 12/20/54 (Ê)	EUR	827	1,110
Series 2005-2 Class A7 0.814% due 12/20/54 (Ê)	GBP	227	356
Series 2005-4 Class A5 0.312% due 12/20/54 (Ê)	EUR	1,072	1,438
Series 2006-4 Class A7 0.332% due 12/20/54 (Ê)	EUR	422	567
Granite Mortgages 04-2 PLC Series 2004-2 Class 3A 0.838% due 06/20/44 (Ê)	GBP	2,714	4,259
HIGHWAY BV Series 2012-1 Class A 1.213% due 03/26/24 (Ê)	EUR	4,000	5,465
Holmes Master Issuer PLC Series 2010-1X Class A4 1.695% due 10/15/54 (Ê)	EUR	8,000	11,194
Hyde Park CDO BV Series 2006-1A Class A1 0.568% due 06/14/22 (Ê)(Þ)	EUR	986	1,291
Italy Buoni Poliennali Del Tesoro 2.500% due 03/01/15	EUR	3,400	4,671
4.500% due 07/15/15	EUR	5,000	7,164
3.750% due 04/15/16	EUR	1,500	2,122
3.750% due 08/01/16	EUR	200	283
4.750% due 09/15/16	EUR	800	1,167
4.000% due 02/01/17	EUR	800	1,137
4.750% due 05/01/17	EUR	1,500	2,183
4.750% due 06/01/17	EUR	100	146
3.500% due 11/01/17	EUR	2,600	3,593
4.500% due 08/01/18	EUR	500	721

	Principal Amount ($) or Shares		Fair Value $
Junta de Castilla y Leon 6.270% due 02/19/18	EUR	800	1,082
6.505% due 03/01/19	EUR	700	949
Mexican Bonos Series M 20 12.500% due 11/30/17	MXN	17,300	1,938
Province of British Columbia 4.300% due 06/18/42	CAD	100	115
Province of Ontario Canada 4.300% due 03/08/17	CAD	100	110
4.200% due 06/02/20	CAD	700	779
4.000% due 06/02/21	CAD	400	439
3.150% due 06/02/22	CAD	2,100	2,152
4.700% due 06/02/37	CAD	400	471
4.600% due 06/02/39	CAD	300	351
Province of Quebec Canada 4.500% due 12/01/17	CAD	200	223
4.500% due 12/01/18	CAD	400	450
4.250% due 12/01/21	CAD	1,200	1,332
3.500% due 12/01/22	CAD	2,000	2,086
Silenus European Loan Conduit NO 25, Ltd. Series 2007-25X Class A 0.342% due 05/15/19 (Ê)	EUR	35	44
Spain Government Bond 3.000% due 04/30/15	EUR	100	137
3.150% due 01/31/16	EUR	800	1,088
4.250% due 10/31/16	EUR	500	697
Titrisocram Series 2012-1 Class A 1.082% due 03/25/22 (Ê)	EUR	1,200	1,642

			78,943

United States Government Agencies - 2.3%
Fannie Mae
0.500% due 01/29/16		3,105	3,105
5.250% due 09/15/16		145	169
5.375% due 06/12/17		100	119
7.125% due 01/15/30		240	367
7.250% due 05/15/30		230	358
6.625% due 11/15/30		230	340
Federal Farm Credit Banks 5.125% due 08/25/16		310	360
Federal Home Loan Banks 0.500% due 10/16/15		2,680	2,680
0.550% due 11/13/15		2,955	2,955
0.500% due 11/20/15		1,575	1,580
1.790% due 05/16/19		450	451
Federal Home Loan Mortgage Corp. 0.625% due 12/29/14		3,510	3,532
2.500% due 05/27/16		390	415
2.000% due 08/25/16		2,815	2,955
1.000% due 03/08/17		200	201
1.000% due 06/29/17		1,300	1,309
1.000% due 09/29/17		400	402
0.875% due 03/07/18		2,215	2,200
3.750% due 03/27/19		595	681
1.750% due 05/30/19		1,490	1,525

Russell Investment Grade Bond Fund	179

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

1.250% due 08/01/19	500	496
2.375% due 01/13/22	5,165	5,308
Series 0001 0.550% due 02/27/15	775	777
Federal National Mortgage Association 0.500% due 10/22/15	1,490	1,491
2.375% due 04/11/16	215	228
1.125% due 04/27/17	700	709
0.875% due 10/26/17	3,700	3,693
Zero coupon due 10/09/19	2,490	2,161
1.600% due 12/24/20	1,205	1,185
6.000% due 04/18/36	95	110
Series 1 0.500% due 09/28/15	4,095	4,106
Freddie Mac 5.050% due 01/26/15	690	755
6.250% due 07/15/32	115	166
Tennessee Valley Authority 6.150% due 01/15/38	345	485

		47,374

United States Government Treasuries - 20.8%
United States Treasury Inflation Indexed Bonds 0.500% due 04/15/15	1,339	1,408
0.125% due 04/15/17	9,666	10,404
2.125% due 01/15/19	322	391
1.375% due 01/15/20	532	630
1.250% due 07/15/20	211	250
0.125% due 07/15/22	1,402	1,515
2.375% due 01/15/25	8,795	11,747
2.000% due 01/15/26	580	751
2.375% due 01/15/27	7,878	10,697
1.750% due 01/15/28	6,045	7,700
2.500% due 01/15/29	1,930	2,711
2.125% due 02/15/41	2,129	3,059
0.750% due 02/15/42	713	756
United States Treasury Notes 4.000% due 02/15/14	3,885	4,038
0.625% due 07/15/14	11,870	11,940
0.250% due 09/15/14	20,975	20,981
2.375% due 10/31/14	470	487
0.250% due 11/30/14	20,095	20,094
0.125% due 12/31/14	14,245	14,208
0.250% due 01/15/15	10,100	10,096
4.000% due 02/15/15	1,015	1,092
0.375% due 06/15/15	16,605	16,626
0.250% due 10/15/15	3,685	3,673
0.375% due 11/15/15	25,730	25,728
0.250% due 12/15/15	4,345	4,327
0.375% due 01/15/16	3,105	3,102
1.500% due 06/30/16	10,960	11,330
1.000% due 08/31/16	2,785	2,830
1.000% due 10/31/16	5,490	5,574
0.875% due 02/28/17	3,620	3,651
0.750% due 06/30/17	13,895	13,899
2.375% due 07/31/17	1,600	1,714

	Principal Amount ($) or Shares	Fair Value $
1.875% due 08/31/17	2,030	2,130
1.875% due 09/30/17	9,400	9,862
0.750% due 10/31/17	3,235	3,224
0.750% due 12/31/17	12,700	12,632
0.875% due 01/31/18	2,000	1,999
3.500% due 02/15/18	2,245	2,535
2.625% due 04/30/18	1,515	1,647
1.375% due 09/30/18	13,210	13,451
1.375% due 02/28/19	855	867
1.125% due 05/31/19	9,700	9,649
1.000% due 06/30/19	1,090	1,074
1.000% due 08/31/19	12,700	12,475
1.000% due 09/30/19	4,900	4,807
1.250% due 10/31/19	1,700	1,693
1.000% due 11/30/19	6,700	6,551
1.125% due 12/31/19	700	689
1.250% due 01/31/20	4,400	4,397
3.500% due 05/15/20	5,445	6,230
2.625% due 08/15/20	10,330	11,165
3.125% due 05/15/21	2,055	2,290
1.625% due 08/15/22	11,605	11,290
1.625% due 11/15/22	22,175	21,468
6.000% due 02/15/26	125	176
6.500% due 11/15/26	835	1,234
Zero coupon due 11/15/27	2,200	1,454
6.125% due 11/15/27	1,365	1,972
5.375% due 02/15/31	5,350	7,381
4.375% due 02/15/38	3,245	4,044
3.500% due 02/15/39	4,450	4,822
4.375% due 05/15/40	1,780	2,222
3.875% due 08/15/40	2,250	2,591
3.125% due 11/15/41	2,010	2,009
3.000% due 05/15/42	7,585	7,376
2.750% due 08/15/42	16,375	15,080
2.750% due 11/15/42	1,400	1,287

		421,182

Total Long-Term Investments (cost $1,743,251)		1,781,215

Preferred Stocks - 0.3%
Financial Services - 0.3%
CoBank ACB (Å)	70,000	3,655
DG Funding Trust (Å)	392	2,846

		6,501

Total Preferred Stocks (cost $8,014)		6,501

Short-Term Investments - 26.6%
Abbey National Treasury Services PLC 1.602% due 06/10/13 (ž)	3,500	3,507
Allstate Life Global Funding Trusts 5.375% due 04/30/13	965	977
Ally Auto Receivables Trust Series 2012-4 Class A1 0.302% due 09/06/13	566	566

180	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Altria Group, Inc. 8.500% due 11/10/13	220	233
American Express Credit Corp. 5.875% due 05/02/13	500	507
American International Group, Inc. 3.750% due 11/30/13 (Þ)	200	205
AmeriCredit Automobile Receivables Trust Series 2012-3 Class A1 0.361% due 07/08/13	131	131
Series 2012-4 Class A1 0.300% due 09/09/13	1,638	1,638
Series 2012-5 Class A1 0.270% due 12/09/13	1,458	1,458
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	615
Apache Corp. 6.000% due 09/15/13	460	475
Appalachian Power Co. 0.685% due 08/16/13 (Ê)	3,900	3,905
Australia & New Zealand Banking Group, Ltd. 1.162% due 05/08/13 (Å)(Ê)	700	700
Banco Santander Brasil SA 2.200% due 04/02/13 (ž)	300	300
3.100% due 10/01/13 (ž)	1,100	1,091
BMW Vehicle Lease Trust Series 2013-1 Class A1 0.200% due 01/21/14	1,570	1,570
BNP Paribas SA Series BKNT 1.205% due 01/10/14 (Ê)	1,200	1,206
BP Capital Markets PLC 5.250% due 11/07/13	650	674
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	674
Caterpillar, Inc. 0.482% due 05/21/13 (Ê)	1,600	1,601
Citigroup, Inc. 5.500% due 04/11/13	675	681
5.850% due 07/02/13	100	102
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	118
Daimler Finance NA LLC 1.635% due 07/11/13 (Ê)(Þ)	3,600	3,618
1.510% due 09/13/13 (Ê)(Þ)	500	502
Electricite de France SA 5.500% due 01/26/14 (Å)	400	418
ERAC USA Finance LLC 2.250% due 01/10/14 (Þ)	1,385	1,404
Fannie Mae 6.500% due 05/01/13	—	—
6.500% due 07/01/13	—	—
6.500% due 09/01/13	1	1
5.500% due 12/01/13	1	2
Federal Home Loan Banks 0.875% due 12/27/13	680	684
FIH Erhvervsbank A/S 0.680% due 06/13/13 (Ê)(Þ)	5,900	5,906

	Principal Amount ($) or Shares	Fair Value $
Gazprom OAO Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	100	101
Gazprom OAO Via RBS AG Series REGS 9.625% due 03/01/13	100	101
GE Equipment Transportation LLC Series 2012-2 Class A1 0.260% due 10/24/13	931	931
Goldman Sachs Group, Inc. (The) 4.750% due 07/15/13	300	306
Hewlett-Packard Co. 0.592% due 05/24/13 (Ê)	1,900	1,896
Honda Auto Receivables Series 2013-1 Class A1 0.200% due 01/21/14	2,250	2,250
HSBC Finance Corp. 0.439% due 04/05/13 (Ê)	500	679
Hyundai Auto Lease Securitization Trust Series 2012-A Class A1 0.384% due 06/17/13 (Þ)	245	245
Hyundai Auto Receivables Trust Series 2012-B Class A1 0.293% due 07/15/13	476	476
Series 2012-C Class A1 0.230% due 10/15/13	2,455	2,454
ING Bank NV 1.358% due 03/15/13 (Å)(Ê)	1,900	1,902
International Lease Finance Corp. 5.625% due 09/20/13	400	409
John Deere Owner Trust Series 2012-B Class A1 0.267% due 09/16/13	1,795	1,796
JPMorgan Chase & Co. 5.375% due 01/15/14	475	497
Kinder Morgan Energy Partners, LP 5.000% due 12/15/13	115	119
MBNA Corp. 6.125% due 03/01/13	445	447
Merrill Lynch & Co., Inc. Series GMTN 5.450% due 02/05/13	3,600	3,600
Mexico Cetes Series BI Zero coupon due 04/18/13	89,000	694
Mondelez International, Inc. 2.625% due 05/08/13	4,900	4,924
National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	600	611
New Jersey Economic Development Authority Revenue Bonds 1.308% due 06/15/13 (Ê)	1,100	1,102
Nissan Auto Receivables Owner Trust Series 2012-B Class A1 0.263% due 08/15/13	1,128	1,128
Ohio Power Co. Series C 5.500% due 03/01/13	85	85

Russell Investment Grade Bond Fund	181

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Principal Life Income Funding Trusts 5.300% due 04/24/13	300		303
RBS Holdings USA, Inc. Zero coupon due 03/19/13 (ç)(ž)	2,860		2,859
Russell U.S. Cash Management Fund	404,587,552	(¥)	404,588
Santander Drive Auto Receivables Trust Series 2012-5 Class A1 0.336% due 08/15/13	128		127
Series 2012-6 Class A1 0.300% due 10/15/13	2,510		2,510
Series 2013-1 Class A1 0.260% due 01/15/14	4,915		4,915
SLM Corp. 0.513% due 06/17/13 (Ê)	650		872
SMART Trust Series 2012-4US Class A1 0.290% due 10/14/13	211		211
Series 2013-1US Class A1 0.230% due 01/14/14	3,375		3,376
Tidewater Auto Receivables Trust Series 2012-AA Class A1 0.640% due 11/15/13 (Þ)	943		943
Transocean, Inc. 5.250% due 03/15/13	280		281
United States Treasury Bills Zero coupon due 04/04/13 (ž)	10		10
Zero coupon due 05/23/13 (ž)	50		50
Zero coupon due 01/09/14 (ž)	1,170		1,168
United States Treasury Notes 2.000% due 11/30/13 (ž)	14,600		14,821
0.125% due 12/31/13	12,400		12,395
1.000% due 01/15/14	18,300		18,444
Westlake Automobile Receivables Trust Series 2012-1A Class A1 0.426% due 09/16/13 (Þ)	2,363		2,363
Wachovia Corp. 5.500% due 05/01/13	1,800		1,822
WM Wrigley Jr Co. 3.050% due 06/28/13 (Å)	5,000		5,038
World Omni Automobile Lease Securitization Trust Series 2012-A Class A1 0.328% due 06/17/13	12		12

Total Short-Term Investments (cost $537,268)			539,330

	Principal Amount ($) or Shares	Fair Value $
Repurchase Agreements - 0.2%
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $3,200 dated January 31, 2013 at 0.180% to be repurchased at $3,200 on February 1, 2013 collateralized by: $3,186 par various United States Government Agency Obligations, valued at $3,360.	3,200	3,200

Total Repurchase Agreements (cost $3,200)		3,200

Total Investments - 114.8% (identified cost $2,291,733)		2,328,424

Other Assets and Liabilities, Net - (14.8%)		(299,928)

Net Assets - 100.0%		2,028,496

See accompanying notes which are an integral part of this quarterly report.

182	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

1.2%
AbbVie, Inc.	11/05/12	1,140,000	99.37	1,133	1,127
AbbVie, Inc.	11/05/12	2,330,000	99.80	2,325	2,335
Australia & New Zealand Banking Group, Ltd.	06/15/11	700,000	99.97	700	700
Banque PSA Finance SA	03/28/11	700,000	100.00	700	692
CoBank ACB	03/23/11	70,000	55.20	3,864	3,655
Daimler Finance NA LLC	01/07/13	255,000	99.88	255	255
DG Funding Trust	11/04/03	392	10,587.26	4,150	2,846
Electricite de France SA	01/21/09	400,000	99.91	400	418
GSPA Monetization Trust	10/01/10	674,412	100.93	681	716
ING Bank NV	06/01/11	400,000	100.00	400	405
ING Bank NV	06/02/11	1,900,000	100.01	1,900	1,902
Intesa Sanpaolo SpA	02/14/11	700,000	100.00	700	705
LBG Capital No. 1 PLC	09/22/05	200,000	100.00	200	213
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10	840,320	103.81	872	916
Resona Bank, Ltd.	09/08/05	100,000	99.94	100	107
Washington Mutual Mortgage Pass Through Certificates	04/01/05	132,983	254.88	339	1
Westpac Banking Corp.	08/12/10	2,000,000	102.78	2,055	2,092
WM Wrigley Jr Co.	07/08/10	5,000,000	100.12	5,006	5,038
Zoetis, Inc.	01/16/13	1,160,000	99.27	1,151	1,172

					25,295

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Euribor Futures (Germany)	6	EUR	1,487	12/14	(4)
Eurodollar Futures (CME)	3	USD	747	09/13	—
Eurodollar Futures (CME)	4	USD	996	12/13	—
Eurodollar Futures (CME)	239	USD	59,245	06/15	(5)
Eurodollar Futures (CME)	37	USD	9,161	09/15	(1)
Eurodollar Futures (CME)	120	USD	29,672	12/15	(58)
Eurodollar Futures (CME)	28	USD	6,913	03/16	(14)
Eurodollar Futures (CME)	3	USD	739	06/16	(2)
Eurodollar Futures (CME)	2	USD	492	09/16	(1)
Three Month Euribor Interest Rate Futures (Germany)	1	EUR	248	03/15	(1)
Three Month Euribor Interest Rate Futures (Germany)	1	EUR	247	06/15	(2)
United States Treasury 30 Year Bond Futures	172	USD	24,677	03/13	(788)
United States Treasury 2 Year Note Futures	192	USD	42,321	03/13	(5)
United States Treasury 5 Year Note Futures	328	USD	40,585	03/13	(215)
United States Treasury 10 Year Note Futures	223	USD	29,276	03/13	(302)

Short Positions
Euro-Bund Futures (Germany)	4	EUR	568	03/13	15

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,383)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	183

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(4)
Inflationary Floor Options	Put	1	0.00	USD	1,600	03/12/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	(1)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.750%	Call	1	0.00		2,100	04/02/13	—
USD Three Month LIBOR/USD 0.850%	Call	1	0.00		2,200	03/18/13	(1)
USD Three Month LIBOR/USD 0.850%	Call	1	0.00		1,400	03/18/13	(1)
USD Three Month LIBOR/USD 1.200%	Call	3	0.00		5,900	03/18/13	(1)
USD Three Month LIBOR/USD 1.800%	Call	2	0.00		2,300	07/29/13	(10)
USD 1.050%/USD Three Month LIBOR	Put	1	0.00		1,900	03/18/13	(9)
USD 1.150%/USD Three Month LIBOR	Put	1	0.00		2,100	04/02/13	(7)
USD 1.150%/USD Three Month LIBOR	Put	1	0.00		2,100	07/24/13	(4)
USD 1.200%/USD Three Month LIBOR	Put	3	0.00		14,100	03/18/13	(28)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		4,900	07/11/13	(1)
USD 1.250%/USD Three Month LIBOR	Put	1	0.00		2,200	03/18/13	(3)
USD 1.250%/USD Three Month LIBOR	Put	1	0.00		1,400	03/18/13	(2)
USD 1.300%/USD Three Month LIBOR	Put	3	0.00		2,400	04/29/13	(7)
USD 1.400%/USD Three Month LIBOR	Put	1	0.00		1,500	03/18/13	(1)
USD 1.650% /USD Three Month LIBOR	Put	1	0.00		100	03/18/13	—
USD 1.650%/USD Three Month LIBOR	Put	3	0.00		5,900	03/18/13	(25)
USD 1.700%/USD Three Month LIBOR	Put	2	0.00		900	07/24/13	(5)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		2,500	03/18/13	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		7,200	05/28/13	—
USD 2.650%/USD Three Month LIBOR	Put	2	0.00		2,300	07/29/13	(18)

Total Liability for Options Written (premiums received $327)							(132)

Transactions in options written contracts for the period ended January 31, 2013 were as follows:

	Number of Contracts	Premiums Received
Outstanding October 31, 2012	23	$384
Opened	60	94
Closed	(12)	(139)
Expired	(36)	(12)

Outstanding January 31, 2013	35	$327

See accompanying notes which are an integral part of this quarterly report.

184	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	207	AUD	198	02/21/13	(1)
Bank of America	USD	100	MXN	1,276	04/03/13	—
Bank of America	AUD	4,649	USD	4,824	02/21/13	(17)
Bank of America	CAD	4,835	AUD	4,597	02/21/13	(58)
Bank of America	CAD	4,833	NZD	5,750	02/21/13	(24)
Bank of America	GBP	2,159	USD	3,477	03/12/13	53
Bank of America	MXN	8,805	USD	690	04/18/13	3
Barclays Bank PLC	USD	32,228	EUR	23,776	02/04/13	55
Barclays Bank PLC	USD	260	GBP	161	03/12/13	(5)
Barclays Bank PLC	AUD	18,673	NZD	23,294	02/21/13	79
Barclays Bank PLC	CAD	50	USD	51	03/21/13	1
Barclays Bank PLC	EUR	23,776	USD	32,234	03/04/13	(55)
Barclays Bank PLC	JPY	1,062,025	EUR	8,631	02/21/13	105
Barclays Bank PLC	JPY	71,912	USD	808	04/17/13	21
BNP Paribas SA	EUR	23,009	USD	30,342	02/04/13	(900)
Citibank	CAD	5,340	AUD	5,095	02/21/13	(45)
Citibank	EUR	14,753	JPY	1,747,104	02/21/13	(926)
Citibank	EUR	40	USD	52	02/04/13	(2)
Citibank	EUR	150	USD	196	02/04/13	(8)
Citibank	EUR	23,009	USD	30,032	02/04/13	(1,210)
Credit Suisse	CAD	4,838	AUD	4,615	02/21/13	(42)
Credit Suisse	GBP	6,140	USD	9,657	02/21/13	(80)
Credit Suisse	GBP	6,149	USD	9,688	02/21/13	(63)
Credit Suisse	JPY	271,440	NOK	16,351	02/21/13	22
Deutsche Bank AG	USD	19,570	AUD	18,599	02/21/13	(200)
Deutsche Bank AG	USD	120	EUR	88	02/07/13	—
Deutsche Bank AG	USD	4,657	GBP	2,917	02/21/13	(31)
Deutsche Bank AG	USD	100	MXN	1,298	04/03/13	2
Deutsche Bank AG	USD	7,349	NOK	40,600	02/21/13	78
Deutsche Bank AG	EUR	1,638	JPY	192,273	02/21/13	(121)
Deutsche Bank AG	EUR	1,914	NOK	14,278	02/21/13	13
Deutsche Bank AG	EUR	1,487	USD	1,975	02/04/13	(44)
Deutsche Bank AG	GBP	15,074	USD	24,198	02/21/13	293
Deutsche Bank AG	JPY	331,539	EUR	2,694	02/21/13	32
Deutsche Bank AG	JPY	52,371	USD	591	02/21/13	18
Deutsche Bank AG	NZD	5,786	USD	4,805	02/21/13	(45)
Goldman Sachs	EUR	3,652	JPY	438,662	02/21/13	(161)
Goldman Sachs	EUR	9,281	JPY	1,089,928	02/21/13	(683)
HSBC Bank PLC	USD	100	BRL	206	02/04/13	3
HSBC Bank PLC	USD	1,487	BRL	3,070	02/04/13	55
HSBC Bank PLC	USD	196	EUR	147	02/04/13	3
HSBC Bank PLC	USD	156	GBP	96	03/12/13	(4)
HSBC Bank PLC	USD	100	MXN	1,276	04/03/13	—
HSBC Bank PLC	USD	100	MXN	1,287	04/03/13	1
JPMorgan Chase Bank	USD	200	MXN	2,549	04/03/13	(1)
JPMorgan Chase Bank	GBP	2,155	USD	3,451	03/12/13	34
JPMorgan Chase Bank	NOK	54,184	GBP	6,241	02/21/13	(14)
Morgan Stanley	USD	178	MXN	2,343	03/26/13	6
Morgan Stanley	USD	76	MXN	976	04/03/13	—
Morgan Stanley	USD	100	MXN	1,288	04/03/13	1
Royal Bank of Canada	CAD	4,341	AUD	4,140	02/21/13	(39)
Royal Bank of Canada	CAD	8,530	USD	8,638	03/21/13	95
Royal Bank of Scotland PLC	USD	4,792	GBP	3,003	02/21/13	(30)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	185

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	7,413	NOK	40,976	02/21/13	83
Royal Bank of Scotland PLC	EUR	1,756	NOK	13,113	02/21/13	14
Royal Bank of Scotland PLC	NOK	26,379	EUR	3,540	02/21/13	(18)
Royal Bank of Scotland PLC	NOK	25,640	GBP	2,949	02/21/13	(14)
Skandinaviska Enskilda Bank	EUR	7,309	NOK	54,467	02/21/13	38
Skandinaviska Enskilda Bank	JPY	1,307,877	NOK	78,787	02/21/13	108
Skandinaviska Enskilda Bank	NOK	23,919	EUR	3,210	02/21/13	(16)
UBS AG	USD	100	BRL	206	02/04/13	3
UBS AG	USD	100	BRL	206	02/04/13	3
UBS AG	USD	100	BRL	205	02/04/13	3
UBS AG	USD	300	BRL	617	02/04/13	10
UBS AG	USD	2,181	BRL	4,509	04/02/13	68
UBS AG	USD	32,105	EUR	23,884	02/04/13	325
UBS AG	USD	100	MXN	1,287	04/03/13	1
UBS AG	USD	100	MXN	1,275	04/03/13	—
UBS AG	USD	100	MXN	1,298	04/03/13	1
UBS AG	USD	100	MXN	1,275	04/03/13	—
UBS AG	BRL	4,509	USD	2,197	02/04/13	(67)
UBS AG	EUR	219	USD	292	02/04/13	(6)
UBS AG	EUR	23,884	USD	32,111	03/04/13	(324)
UBS AG	JPY	436,632	EUR	3,652	02/21/13	184
UBS AG	JPY	71,912	USD	807	04/17/13	20
UBS AG	NOK	30,141	EUR	4,045	02/21/13	(21)
UBS AG	NZD	23,342	USD	19,568	02/21/13	2

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(3,439)

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount $		Terms	Termination Date	Fair Value $

Barclays Capital U.S. Aggregate Bond Index	Bank of America Merrill Lynch	USD	20,552	1 Month LIBOR plus 0.100%	02/28/13	(145)
Barclays Capital U.S. Aggregate Bond Index	Bank of America Merrill Lynch	USD	50,920	1 Month LIBOR plus 0.050%	03/01/13	(358)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	25,088	1 Month LIBOR plus 0.200%	09/01/13	(177)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	25,088	1 Month LIBOR plus 0.140%	09/01/13	(176)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	20,070	1 Month LIBOR plus 0.165%	09/01/13	(141)
Barclays Capital U.S. Aggregate Bond Index	Barclays Bank PLC	USD	20,042	1 Month LIBOR plus 0.140%	10/01/13	(141)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						(1,138)

See accompanying notes which are an integral part of this quarterly report.

186	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	MXN	600	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	—
Barclays Bank PLC	MXN	28,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	57
Barclays Bank PLC	MXN	9,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	17
Barclays Bank PLC	USD	695	Three Month LIBOR	2.481%	11/15/27	18
Barclays Bank PLC	USD	695	Three Month LIBOR	2.417%	11/15/27	25
Citibank	USD	1,390	Three Month LIBOR	2.714%	08/15/42	79
Goldman Sachs	USD	32,500	1.500%	Three Month LIBOR	03/18/16	188
Goldman Sachs	USD	100	1.000%	Federal Fund Effective Rate—1 Year	10/15/17	—
Goldman Sachs	USD	17,700	Three Month LIBOR	2.750%	06/19/43	1,117
HSBC	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	3
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
Morgan Stanley	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	3
Morgan Stanley	MXN	46,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	85
Morgan Stanley	USD	1,500	1.000%	Twelve Month LIBOR	10/15/17	(7)
Morgan Stanley	MXN	1,500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	7
Morgan Stanley	MXN	2,100	5.500%	Mexico Interbank 28 Day Deposit Rate	09/02/22	(1)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,337 (å)						1,593

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

American International Group, Inc.	Bank of America	0.762%	USD	900	1.000%	03/20/16	8
American International Group, Inc.	Citibank	0.762%	USD	1,000	1.000%	03/20/16	9
Bank of America	Credit Suisse	0.348%	USD	100	1.000%	09/20/14	1
Berkshire Hathaway, Inc.	Deutsche Bank	0.182%	USD	2,900	1.000%	03/20/13	3
Citigroup	Deutsche Bank	0.330%	USD	100	1.000%	09/20/14	1
GE Capital Corp.	Bank of America	0.627%	USD	2,300	1.000%	03/20/16	25
MetLife, Inc.	Deutsche Bank	0.167%	USD	1,500	2.050%	03/20/13	4
MetLife, Inc.	UBS	0.167%	USD	1,500	2.050%	03/20/13	4
MetLife, Inc.	Bank of America	0.554%	USD	1,800	1.000%	12/20/14	15
MetLife, Inc.	Credit Suisse	0.554%	USD	100	1.000%	12/20/14	1
Morgan Stanley	Credit Suisse First Boston	0.521%	USD	300	1.000%	09/20/14	2
Prudential Financial, Inc.	Deutsche Bank	0.118%	USD	1,500	2.300%	03/20/13	4
Prudential Financial, Inc.	UBS	0.118%	USD	1,500	2.300%	03/20/13	4
Wells Fargo & Co.	Credit Suisse	0.112%	USD	1,000	1.000%	09/20/13	5
Wells Fargo & Co.	Goldman Sachs	0.112%	USD	700	1.000%	06/20/13	2

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($97)							88

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	187

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

CMBX AJ Index	JPMorgan	USD	2,200	0.080%		12/13/49	(80)
CMBX AJ Index	Morgan Stanley	USD	2,300	0.080%		12/13/49	(83)
Dow Jones CDX Index	JPMorgan	USD	675	0.553%		12/20/17	11
Dow Jones CDX Index	Morgan Stanley	USD	6,700	(1.000%	)	12/20/17	(35)
Dow Jones CDX Index	Pershing	USD	289	0.548%		12/20/17	5
Dow Jones CDX Index	UBS	USD	2,900	(1.000%	)	06/20/17	(28)
Markit iTraxx Europe Series 18 Index	Bank of America	EUR	1,000	(1.000%	)	12/20/17	8
Markit iTraxx Europe Series 18 Index	Barclays Bank	EUR	200	(1.000%	)	12/20/17	2
Markit iTraxx Europe Series 18 Index	Goldman Sachs	EUR	1,500	(1.000%	)	12/20/17	12

Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($223)							(188)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Brazil Government International Bond	Barclays Bank PLC	0.721%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Citibank	0.721%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Deutsche Bank	0.721%	USD	1,000	1.000%	06/20/15	8
Brazil Government International Bond	Deutsche Bank	0.721%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Deutsche Bank	0.721%	USD	500	1.000%	06/20/15	4
Brazil Government International Bond	Bank of America	0.763%	USD	1,000	1.000%	09/20/15	7
Brazil Government International Bond	Citibank	0.763%	USD	1,000	1.000%	09/20/15	7
Brazil Government International Bond	HSBC	0.763%	USD	700	1.000%	09/20/15	5
Brazil Government International Bond	JPMorgan	0.763%	USD	200	1.000%	09/20/15	1
Brazil Government International Bond	UBS	0.763%	USD	500	1.000%	09/20/15	4
Brazil Government International Bond	Deutsche Bank	0.827%	USD	2,600	1.000%	03/20/16	17
Brazil Government International Bond	BNP Paribas	0.879%	USD	1,900	1.000%	06/20/16	10
Brazil Government International Bond	BNP Paribas	0.879%	USD	1,000	1.000%	06/20/16	5
Brazil Government International Bond	BNP Paribas	0.879%	USD	7,400	1.000%	06/20/16	40
Brazil Government International Bond	JPMorgan	0.923%	USD	200	1.000%	09/20/16	1
China Government International Bond	Deutsche Bank	0.000%	USD	200	1.000%	06/20/17	2
China Government International Bond	Morgan Stanley	0.309%	USD	2,000	1.000%	03/20/15	30
China Government International Bond	Barclays Bank PLC	0.369%	USD	2,400	1.000%	03/20/16	47
China Government International Bond	Morgan Stanley	0.419%	USD	1,200	1.000%	06/20/16	24
China Government International Bond	Deutsche Bank	0.461%	USD	300	1.000%	09/20/16	6
China Government International Bond	JPMorgan	0.461%	USD	300	1.000%	09/20/16	6
Germany Government International Bond	HSBC	0.291%	USD	400	0.250%	06/20/16	(1)
Japan Government International Bond	Goldman Sachs	0.477%	USD	700	1.000%	03/20/16	11
Japan Government International Bond	Goldman Sachs	0.477%	USD	200	1.000%	03/20/16	3

Japan Government International Bond	Goldman Sachs	0.477%	USD	100	1.000%	03/20/16	2
Japan Government International Bond	Goldman Sachs	0.517%	USD	500	1.000%	06/20/16	8
Mexico Government International Bond	Citibank	0.483%	USD	400	1.000%	03/20/15	5
Mexico Government International Bond	Credit Suisse	0.483%	USD	400	1.000%	03/20/15	5
Mexico Government International Bond	Deutsche Bank	0.483%	USD	200	1.000%	03/20/15	2
Mexico Government International Bond	Bank of America	0.575%	USD	300	1.000%	09/20/15	4
Mexico Government International Bond	Citibank	0.575%	USD	700	1.000%	09/20/15	8
Mexico Government International Bond	Deutsche Bank	0.636%	USD	900	1.000%	03/20/16	11
Mexico Government International Bond	Goldman Sachs	0.636%	USD	3,100	1.000%	03/20/16	37
Mexico Government International Bond	Citibank	0.687%	USD	1,000	1.000%	06/20/16	11
Mexico Government International Bond	Deutsche Bank	0.687%	USD	2,100	1.000%	06/20/16	23
Mexico Government International Bond	Morgan Stanley	0.730%	USD	300	1.000%	09/20/16	3
Russian Government International Bond	Goldman Sachs	1.292%	USD	100	1.000%	06/20/17	(1)

See accompanying notes which are an integral part of this quarterly report.

188	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $
United Kingdom Gilt	Credit Suisse	0.341%	USD	100	1.000%	03/20/16	2
United Kingdom Gilt	UBS	0.364%	USD	400	1.000%	06/20/16	9
United Kingdom Gilt	UBS	0.364%	USD	1,000	1.000%	06/20/16	21
United States Government Bond	BNP Paribas	0.303%	EUR	1,000	0.250%	03/20/16	(4)

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($349)							395

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($669) (å)							295

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$88,466	$—	$88,466
Corporate Bonds and Notes	—	310,509	4,782	315,291
International Debt	—	124,060	2,981	127,041
Mortgage-Backed Securities	—	668,311	2,421	670,732
Municipal Bonds	—	30,364	—	30,364
Non-US Bonds	—	78,943	—	78,943
United States Government Agencies	—	47,374	—	47,374
United States Government Treasuries	—	421,182	—	421,182
Preferred Stocks	3,655	—	2,846	6,501
Short-Term Investments	—	539,330	—	539,330
Repurchase Agreements	—	3,200	—	3,200

Total Investments	3,655	2,311,739	13,030	2,328,424

Other Financial Instruments
Futures Contracts	(1,383)	—	—	(1,383)
Options Written	—	(124)	(8)	(132)
Foreign Currency Exchange Contracts	—	(3,439)	—	(3,439)
Index Swaps	—	(1,138)	—	(1,138)
Interest Rate Swap Contracts	—	256	—	256
Credit Default Swap Contracts	—	964	—	964

Total Other Financial Instruments*	$(1,383)	$(3,481)	$(8)	$(4,872)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	189

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 85.5%
Asset-Backed Securities - 9.5%
Ally Auto Receivables Trust
Series 2010-3 Class A4
1.550% due 08/17/15	4,869	4,924
Series 2012-SN1 Class A4
0.700% due 12/21/15	1,995	1,994
Ally Auto Receivables Trust
Series 2012-SN1 Class A2
0.510% due 12/22/14	425	425
Ally Master Owner Trust
Series 2010-2 Class A
4.250% due 04/15/17 (Þ)	3,000	3,220
Series 2011-1 Class A2
2.150% due 01/15/16	5,250	5,329
Series 2011-3 Class A2
1.810% due 05/15/16	985	1,000
Series 2012-1 Class A2
1.440% due 02/15/17	1,720	1,739
Series 2012-3 Class A2
1.210% due 06/15/17	4,100	4,133
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class B
3.720% due 11/17/14	620	625
Series 2010-4 Class B
1.990% due 10/08/15	1,435	1,448
Series 2011-2 Class A3
1.610% due 10/08/15	4,700	4,721
Series 2011-3 Class B
2.280% due 06/08/16	1,670	1,706
Series 2012-4 Class A3
0.670% due 06/08/17	5,000	5,007
Arbor Realty Trust, Inc. CLO
Series 2013-1A Class A
2.210% due 02/15/23 (Å)(Ê)	1,140	1,140
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE6 Class A1
0.479% due 09/25/34 (Ê)	160	154
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2002-HE1 Class M1
1.856% due 03/15/32 (Ê)	383	364
Atlantic City Electric Transition Funding LLC
Series 2003-1 Class A2
4.460% due 10/20/16	480	497
Avalon Capital, Ltd. 3
Series 2005-1A Class A1
0.582% due 02/24/19 (Ê)(Þ)	932	922
Bear Stearns Asset Backed Securities I
Series 2006-HE9 Class 1A2
0.354% due 11/25/36 (Ê)	2,382	1,673
Bear Stearns Asset Backed Securities I
Series 2007-HE7 Class 1A1
1.204% due 10/25/37 (Ê)	379	320

	Principal Amount ($) or Shares	Fair Value $
Capital Auto Receivables Asset Trust
Series 2013-1 Class B
1.290% due 04/20/18	1,665	1,659
Capital One Multi-Asset Execution Trust
Series 2005-B1 Class B1
4.900% due 12/15/17	2,075	2,243
CarMax Auto Owner Trust
Series 2010-1 Class A3
1.560% due 07/15/14	35	35
Centex Home Equity Loan Trust 2003-C
Series 2003-C Class AF4
5.460% due 04/25/32	104	106
Chase Issuance Trust
Series 2012-A8 Class A8
0.540% due 10/16/17	4,180	4,169
Chesapeake Funding LLC
Series 2012-1A Class A
0.958% due 11/07/23 (Ê)(Þ)	1,790	1,799
CIT Marine Trust
Series 1999-A Class A4
6.250% due 11/15/19	39	39
CNH Equipment Trust 2012-D
Series 2012-D Class A2
0.450% due 04/15/16	430	430
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A
0.684% due 12/25/31 (Ê)	58	38
Series 2005-1 Class AF4
5.147% due 07/25/35	256	254
Series 2005-4 Class AF3
4.456% due 10/25/35	25	25
Series 2005-17 Class 4A2A
0.464% due 05/25/36 (Ê)	272	271
Series 2006-3 Class 2A2
0.384% due 06/25/36 (Ê)	193	192
Series 2007-4 Class A2
5.530% due 04/25/47	360	352
CSAM Funding III / CSAM Funding III Delaware Corp.
Series 2003-3A Class A1
0.891% due 09/01/15 (Ê)(Þ)	3,401	3,400
Dryden VIII Leveraged Loan CDO
Series 2005-8A Class A
0.562% due 05/22/17 (Ê)(Þ)	653	647
DT Auto Owner Trust
Series 2011-2A Class B
2.120% due 02/16/16 (Þ)	494	494
Series 2011-3A Class A
1.400% due 08/15/14 (Þ)	412	413
Edsouth Indenture No. 2 LLC
Series 2012-1 Class A1
1.354% due 09/25/40 (Ê)(Þ)	1,222	1,262
Enterprise Fleet Financing LLC
Series 2012-2 Class A2
0.720% due 04/20/18 (Þ)	3,200	3,201
Equity One Mortgage Pass-Through Trust 2003-4
Series 2003-4 Class M1
5.369% due 10/25/34	415	363

190	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5
8.064% due 12/25/30	2,220	2,370
Ford Credit Auto Owner Trust
Series 2012-D Class A2
0.400% due 09/15/15	445	445
Ford Credit Floorplan Master Owner Trust
Series 2012-4 Class A1
0.740% due 09/15/16	3,240	3,240
Franklin CLO, Ltd.
Series 2006-5A Class A2
0.568% due 06/15/18 (Ê)(Þ)	1,812	1,774
Fremont Home Loan Trust
Series 2006-E Class 2A1
0.264% due 01/25/37 (Ê)	14	6
GE-WMC Mortgage Securities Trust
Series 2006-1 Class A2A
0.244% due 08/25/36 (Ê)	11	4
Goldentree Loan Opportunities V, Ltd.
Series 2007-5A Class A
0.998% due 10/18/21 (Å)(Ê)	500	496
GSAMP Trust
Series 2007-FM1 Class A2A
0.274% due 12/25/36 (Ê)	92	45
Honda Auto Receivables Owner Trust
Series 2011-2 Class A3
0.940% due 03/18/15	516	517
Honda Auto ReceivablesOwner Trust
Series 2011-3 Class A3
0.880% due 09/21/15	400	402
HSBC Home Equity Loan Trust
Series 2005-1 Class A
0.495% due 01/20/34 (Ê)	165	164
Huntington Auto Trust
Series 2012-2 Class A2
0.380% due 09/15/15	565	565
Hyundai Auto Lease Securitization Trust
Series 2011-A Class A3
1.020% due 08/15/14 (Þ)	526	528
Long Beach Mortgage Loan Trust
Series 2004-4 Class 1A1
0.764% due 10/25/34 (Ê)	20	18
Marriott Vacation Club Owner Trust
Series 2006-1A Class D
6.502% due 04/20/28 (Þ)	88	88
Massachusetts Educational Financing Authority
Series 2008-1 Class A1
1.251% due 04/25/38 (Ê)	961	972
Mercedes-Benz Auto Lease Trust
Series 2011-B Class A4
1.240% due 07/17/17 (Þ)	3,055	3,075
Mercedes-Benz Auto Receivables Trust
Series 2012-1 Class A2
0.370% due 03/16/15	450	450
Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 Class M2
0.494% due 08/25/36 (Ê)	200	177

	Principal Amount ($) or Shares	Fair Value $
Nissan Master Owner Trust Receivables
Series 2012-A Class A
0.676% due 05/15/17 (Ê)	1,235	1,240
Oak Hill Credit Partners IV, Ltd.
Series 2005-4A Class A1B
0.561% due 05/17/21 (Ê)(Þ)	2,968	2,968
Pacifica CDO V Corp.
Series 2006-5A Class A1
0.561% due 01/26/20 (Ê)(Þ)	758	748
Porsche Innovative Lease Owner Trust
Series 2011-1 Class A4
1.260% due 11/20/17 (Þ)	2,000	2,014
Prestige Auto Receivables Trust
Series 2011-1A Class A3
1.900% due 08/17/15 (Þ)	1,385	1,390
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
5.565% due 02/25/36	103	88
Series 2007-2 Class AF2
5.675% due 06/25/37	353	202
Santander Drive Auto Receivables Trust
Series 2010-1 Class A3
1.840% due 11/17/14	3,297	3,322
Series 2010-2 Class B
2.240% due 12/15/14	450	452
Series 2011-1 Class A3
1.280% due 01/15/15	1,412	1,416
Series 2011-1 Class B
2.350% due 11/16/15	4,125	4,193
Series 2011-2 Class B
2.660% due 01/15/16	755	770
Series 2011-3 Class B
2.500% due 12/15/15	2,180	2,217
Series 2012-1 Class B
2.720% due 05/16/16	1,680	1,726
Series 2013-1 Class B
1.160% due 01/15/19	2,490	2,492
SLM Private Education Loan Trust
Series 2010-A Class 2A
3.456% due 05/16/44 (Ê)(Þ)	2,933	3,104
Series 2012-A Class A2
3.830% due 01/17/45 (Þ)	10	11
Series 2012-B Class A2
3.480% due 10/15/30 (Þ)	950	1,016
SLM Private Education Loan Trust
Series 2011-A Class A1
1.206% due 10/15/24 (Ê)(Þ)	2,419	2,438
SLM Private Education Loan Trust
Series 2012-B Class A1
1.306% due 12/15/21 (Ê)(Þ)	457	461
SLM Private Education Loan Trust
Series 2012-C Class A1
1.306% due 08/15/23 (Ê)(Þ)	4,731	4,776
SLM Student Loan Trust
Series 2003-7A Class A5A
1.508% due 12/15/33 (Ê)(Þ)	559	552

Russell Short Duration Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2005-5 Class A2
0.381% due 10/25/21 (Ê)	783	782
Series 2008-7 Class A2
0.801% due 10/25/17 (Ê)	1,590	1,597
Small Business Administration Participation Certificates
Series 2009-20D Class 1
4.310% due 04/01/29	414	457
SMART Trust
Series 2011-2USA Class A4A
2.310% due 04/14/17 (Þ)	1,825	1,876
Series 2012-1USA Class A4A
2.010% due 12/14/17 (Þ)	4,060	4,173
South Carolina Student Loan Corp.
Series 2008-1 Class A2
0.861% due 03/01/18 (Ê)	248	249
Series 2008-1 Class A3
1.061% due 03/02/20 (Ê)	700	704
Series 2008-1 Class A4
1.311% due 09/03/24 (Ê)	400	407
USAA Auto Owner Trust
Series 2012-1 Class A2
0.380% due 06/15/15	146	146
Volkswagen Auto Loan Enhanced Trust
Series 2012-2 Class A2
0.330% due 07/20/15	535	535

		126,591

Corporate Bonds and Notes - 11.0%
AbbVie, Inc.
1.200% due 11/06/15 (Þ)	300	302
1.750% due 11/06/17 (Å)	4,870	4,881
1.750% due 11/06/17 (Þ)	150	150
2.000% due 11/06/18 (Þ)	175	175
Actavis, Inc.
5.000% due 08/15/14	525	558
1.875% due 10/01/17	1,960	1,967
Ally Financial, Inc.
4.500% due 02/11/14	300	308
3.709% due 06/20/14 (Ê)	300	308
2.511% due 12/01/14 (Ê)	1,000	1,005
8.300% due 02/12/15	200	223
Series 8
6.750% due 12/01/14	400	432
Altria Group, Inc.
9.700% due 11/10/18	885	1,221
American International Group, Inc.
4.875% due 09/15/16	1,570	1,754
8.250% due 08/15/18	100	130
Series MPLE
4.900% due 06/02/14	3,000	3,072
Anheuser-Busch Cos., Inc.
5.500% due 01/15/18	1,125	1,336
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/14	2,390	2,584
AT&T, Inc.
0.875% due 02/13/15	275	276

	Principal Amount ($) or Shares	Fair Value $
Bank of America Corp.
7.375% due 05/15/14	500	539
4.750% due 08/01/15	1,760	1,895
Bear Stearns Cos. LLC (The)
5.550% due 01/22/17	3,030	3,420
Boston Scientific Corp.
4.500% due 01/15/15	860	914
Bristol-Myers Squibb Co.
0.875% due 08/01/17	525	517
Cameron International Corp.
1.241% due 06/02/14 (Ê)	500	503
Caterpillar Financial Services Corp.
1.100% due 05/29/15	705	713
Chevron Corp.
1.104% due 12/05/17	670	670
Cintas Corp. No. 2
2.850% due 06/01/16	1,465	1,535
CIT Group, Inc.
5.250% due 04/01/14 (Þ)	300	313
4.750% due 02/15/15 (Þ)	200	210
Citigroup, Inc.
2.250% due 08/07/15	3,795	3,884
Clearwire Communications LLC / Clearwire Finance, Inc.
12.000% due 12/01/15 (Þ)	795	862
ConAgra Foods, Inc.
1.900% due 01/25/18	3,400	3,414
CVS Caremark Corp.
3.250% due 05/18/15	890	941
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.500% due 03/01/16	1,125	1,192
eBay, Inc.
0.700% due 07/15/15	1,825	1,829
Enterprise Products Operating LLC
1.250% due 08/13/15	125	126
Express Scripts Holding Co.
3.500% due 11/15/16	2,675	2,875
First Horizon National Corp.
5.375% due 12/15/15	300	328
FirstEnergy Solutions Corp.
4.800% due 02/15/15	655	703
Florida Gas Transmission Co. LLC
4.000% due 07/15/15 (Å)	500	530
Ford Motor Credit Co. LLC
8.700% due 10/01/14	500	556
7.000% due 04/15/15	200	222
General Electric Capital Corp.
Series MTNA
0.568% due 09/15/14 (Ê)	2,525	2,524
General Electric Co.
0.850% due 10/09/15	1,420	1,422
5.250% due 12/06/17	250	292
General Mills, Inc.
0.660% due 05/16/14 (Ê)	3,000	3,009
Georgia Power Co.
0.750% due 08/10/15	275	276

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Goldman Sachs Group, Inc. (The)
3.300% due 05/03/15	2,935	3,056
Goodrich Corp.
6.290% due 07/01/16	1,215	1,411
Hartford Financial Services Group, Inc.
4.000% due 10/15/17	1,705	1,848
HCA, Inc.
8.500% due 04/15/19	300	334
Hewlett-Packard Co.
4.750% due 06/02/14	4,255	4,432
Hidden Ridge Facility Trustee
5.650% due 01/01/22 (Å)	5,089	5,537
HSBC USA, Inc.
2.375% due 02/13/15	970	1,000
Humana, Inc.
6.450% due 06/01/16	383	440
Intel Corp.
1.350% due 12/15/17	685	683
International Business Machines Corp.
0.550% due 02/06/15	2,480	2,478
International Lease Finance Corp.
6.500% due 09/01/14 (Þ)	4,990	5,327
4.875% due 04/01/15	2,971	3,101
JPMorgan Chase Bank NA
0.640% due 06/13/16 (Ê)	1,400	1,374
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/49 (ƒ)(Ø)(Æ)	270	—
Lorillard Tobacco Co.
8.125% due 06/23/19	1,250	1,594
MassMutual Global Funding II
2.000% due 04/05/17 (Þ)	1,090	1,116
Merrill Lynch & Co., Inc.
Series MTNC
5.000% due 01/15/15	1,635	1,747
MetLife, Inc.
5.000% due 06/15/15	1,855	2,039
Microsoft Corp.
2.950% due 06/01/14	1,500	1,552
Mondelez International, Inc.
4.125% due 02/09/16	880	955
Morgan Stanley
0.784% due 10/15/15 (Ê)	2,390	2,336
5.375% due 10/15/15	1,675	1,822
National Rural Utilities Cooperative Finance Corp.
1.900% due 11/01/15	1,505	1,553
New York Life Global Funding
0.750% due 07/24/15 (Þ)	300	301
Oracle Corp.
5.750% due 04/15/18	1,740	2,107
PACCAR, Inc.
6.875% due 02/15/14	700	744
PC Financial Partnership
5.000% due 11/15/14	900	965

	Principal Amount ($) or Shares	Fair Value $
PepsiCo, Inc.
3.100% due 01/15/15	2,230	2,335
2.500% due 05/10/16	250	263
Philip Morris International, Inc.
2.500% due 05/16/16	250	263
Principal Financial Group, Inc.
1.850% due 11/15/17	110	111
Principal Life Global Funding II
1.000% due 12/11/15 (Þ)	250	250
Quebecor World Capital Corp.
4.875% due 01/02/49 (Ø)	205	—
Regions Financial Corp.
7.750% due 11/10/14	100	111
Reynolds American, Inc.
7.300% due 07/15/15	525	602
Roche Holdings, Inc.
5.000% due 03/01/14 (Þ)	475	497
Samsung Electronics America, Inc.
1.750% due 04/10/17 (Þ)	1,725	1,739
SLM Corp.
3.875% due 09/10/15	1,985	2,065
6.250% due 01/25/16	5,500	6,052
Southern Copper Corp.
6.375% due 07/27/15	300	331
SSIF Nevada, LP
1.005% due 04/14/14 (Å)(Ê)	3,700	3,718
Symantec Corp.
2.750% due 09/15/15	1,485	1,538
TD Ameritrade Holding Corp.
4.150% due 12/01/14	1,690	1,797
Thermo Fisher Scientific, Inc.
2.250% due 08/15/16	1,565	1,616
Toyota Motor Credit Corp.
0.875% due 07/17/15	525	528
1.250% due 10/05/17	2,515	2,503
Union Pacific Corp.
5.375% due 05/01/14	1,000	1,056
United Technologies Corp.
1.800% due 06/01/17	1,015	1,037
UnitedHealth Group, Inc.
0.850% due 10/15/15	2,310	2,317
Verizon Communications, Inc.
3.000% due 04/01/16	775	824
Series FRN
0.920% due 03/28/14 (Ê)	2,400	2,416
WellPoint, Inc.
1.250% due 09/10/15	506	510
5.250% due 01/15/16	1,000	1,115
Yum! Brands, Inc.
4.250% due 09/15/15	1,570	1,691
ZFS Finance USA Trust II
6.450% due 12/15/65 (Þ)	1,630	1,744
Zoetis, Inc.
1.875% due 02/01/18 (Å)	715	714

		146,491

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

International Debt - 8.4%
Abu Dhabi National Energy Co.
4.125% due 03/13/17 (Þ)	920	991
Arran Residential Mortgages Funding PLC
Series 2011-1A Class A1B
1.391% due 11/19/47 (Ê)(Þ)	1,387	1,886
Banco Bradesco SA
2.410% due 05/16/14 (Ê)(Þ)	2,100	2,116
Banco do Brasil SA
4.500% due 01/22/15 (Þ)	200	209
Banco do Nordeste do Brasil SA
3.625% due 11/09/15 (Þ)	600	618
Banco Mercantil del Norte SA
4.375% due 07/19/15 (Þ)	500	523
Banco Santander Chile
3.750% due 09/22/15 (Þ)	1,000	1,048
Banque PSA Finance SA
2.205% due 04/04/14 (Å)(Ê)	800	791
BBVA Banco Continental SA
2.250% due 07/29/16 (Å)	2,000	1,990
BBVA US Senior, SA Unipersonal
4.664% due 10/09/15	1,690	1,744
Braskem Finance, Ltd.
5.750% due 04/15/21 (Þ)	300	315
Central American Bank for Economic Integration
5.375% due 09/24/14 (Þ)	700	742
Columbus International, Inc.
Series REGS
11.500% due 11/20/14	400	446
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125% due 10/13/15	815	840
3.950% due 11/09/22	2,755	2,756
Covidien International Finance SA
1.350% due 05/29/15	1,170	1,186
Credit Agricole Home Loan SFH
1.052% due 07/21/14 (Å)(Ê)	1,800	1,811
Dexia Credit Local SA
0.781% due 04/29/14 (Ê)(Þ)	1,400	1,389
Eksportfinans ASA
2.375% due 05/25/16	1,740	1,661
Export-Import Bank of Korea
2.110% due 03/21/15 (Å)(Ê)	1,600	1,595
Granite Master Issuer PLC
Series 2005-2 Class A7
0.814% due 12/20/54 (Ê)	617	965
Series 2005-2 Class A8
0.814% due 12/20/54 (Ê)	747	1,169
Series 2005-4 Class A6
0.734% due 12/20/54 (Ê)	325	508
Series 2006-2 Class A6
0.604% due 12/20/54 (Ê)	877	1,372
Gulf Stream Compass CLO, Ltd.
Series 2006-2A Class A2
0.562% due 01/24/20 (Ê)(Þ)	2,104	2,088

	Principal Amount ($) or Shares	Fair Value $
Hutchison Whampoa International 11, Ltd.
3.500% due 01/13/17 (Þ)	1,500	1,581
Hydro-Quebec
2.000% due 06/30/16	3,900	4,057
1.375% due 06/19/17	1,500	1,517
Industrial Bank of Korea
3.750% due 09/29/16 (Þ)	1,900	2,047
2.375% due 07/17/17 (Þ)	900	914
ING Bank NV
3.900% due 03/19/14 (Þ)	300	312
1.711% due 06/09/14 (Å)(Ê)	400	405
2.000% due 09/25/15 (Þ)	300	304
Intesa Sanpaolo SpA
2.712% due 02/24/14 (Å)(Ê)	700	705
3.125% due 01/15/16	2,800	2,779
KFW
Series 001
0.284% due 11/28/14 (Ê)	600	600
Kommunalbanken AS
0.322% due 01/26/15 (Ê)(Þ)	364	363
1.375% due 06/08/17 (Þ)	100	102
Korea Development Bank (The)
3.250% due 03/09/16	1,800	1,904
3.500% due 08/22/17	1,100	1,178
Korea East-West Power Co., Ltd.
2.500% due 07/16/17 (Þ)	1,000	1,021
Korea Housing Finance Corp.
4.125% due 12/15/15 (Þ)	700	754
Lafayette CLO, Ltd.
Series 2012-1A Class A
1.635% due 09/06/22 (Ê)(Þ)	1,397	1,397
Lloyds Banking Group PLC
5.920% due 12/31/49 (ƒ)(Þ)	1,150	903
6.657% due 12/31/49 (ƒ)(Þ)	1,065	974
Motor PLC
Series 2012-12A Class A1C
1.286% due 02/25/20 (Þ)	1,240	1,244
National Australia Bank, Ltd.
1.025% due 04/11/14 (Ê)(Þ)	2,800	2,818
Neptune Finance CCS, Ltd.
Series 2008-1A Class A
0.917% due 04/20/20 (Ê)(Þ)	500	495
NOB Hill CLO, Ltd.
Series 2006-1A Class A1
0.560% due 08/15/18 (Å)(Ê)	2,430	2,405
Nordea Eiendomskreditt AS
0.725% due 04/07/14 (Å)(Ê)	1,300	1,299
Norske Skogindustrier ASA
6.125% due 10/15/15 (Þ)	535	447
Opera Finance Csc 3 PLC
Series 2005-CSC3 Class A
0.741% due 04/25/17 (Ê)	160	247
Province of Ontario Canada
1.600% due 09/21/16	14,500	14,933
1.100% due 10/25/17	1,200	1,195
Qatari Diar Finance QSC
3.500% due 07/21/15 (Þ)	1,400	1,463

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Qtel International Finance, Ltd.
3.375% due 10/14/16 (Þ)	2,800	2,940
RCI Banque SA
Series 144a
2.175% due 04/11/14 (Å)(Ê)	1,800	1,799
Royal Bank of Scotland PLC
2.550% due 09/18/15	1,275	1,315
Santander US Debt SAU
3.724% due 01/20/15 (Å)	2,100	2,130
Shell International Finance BV
0.625% due 12/04/15	600	602
SMART Trust
Series 2011-4USA Class A3A
1.810% due 11/14/15 (Þ)	3,000	3,039
Societe Financement de l’Economie Francaise
3.375% due 05/05/14 (Þ)	1,300	1,348
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/15	1,700	1,720
Tayarra, Ltd.
3.628% due 02/15/22	806	875
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	845	911
Temasek Financial I, Ltd.
4.300% due 10/25/19 (Þ)	800	905
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC
3.000% due 06/15/15	965	1,014
Total Capital Canada, Ltd.
0.683% due 01/15/16 (Ê)	5,700	5,721
Total Capital SA
3.125% due 10/02/15	1,532	1,627
TransCanada PipeLines, Ltd.
0.875% due 03/02/15	260	261
Transocean, Inc.
4.950% due 11/15/15	825	898
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	1,135	1,239
Willis Group Holdings PLC
4.125% due 03/15/16	535	570
WPP Finance UK
8.000% due 09/15/14	1,045	1,151
XL Group PLC
5.250% due 09/15/14	1,101	1,167

		112,354

Mortgage-Backed Securities - 32.8%
Alternative Loan Trust
Series 2003-J2 Class A1
6.000% due 10/25/33	74	77
American Home Mortgage Investment Trust
Series 2004-3 Class 5A
2.533% due 10/25/34 (Ê)	519	518
Series 2004-4 Class 4A
2.526% due 02/25/45 (Ê)	209	205
Banc of America Funding Trust
Series 2006-A Class 1A1
2.692% due 02/20/36 (Ê)	781	774

	Principal Amount ($) or Shares	Fair Value $
Banc of America Funding Corp.
Series 2006-I Class 5A1
5.802% due 10/20/46 (Ê)	352	320
Banc of America Funding Trust
Series 2006-F Class 1A2
2.625% due 07/20/36 (Ê)	65	18
Banc of America Large Loan, Inc.
Series 2007-BMB1 Class A2
0.956% due 08/15/29 (Ê)(Þ)	2,127	2,096
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2002-2 Class F
5.487% due 07/11/43	215	217
Series 2002-PB2 Class C
6.349% due 06/11/35	40	40
Series 2003-1 Class D
4.903% due 09/11/36 (Þ)	16	16
Series 2004-1 Class A4
4.760% due 11/10/39	1,100	1,132
Series 2005-1 Class A3
4.877% due 11/10/42	133	133
Series 2005-1 Class A4
5.077% due 11/10/42	2,030	2,072
Series 2005-3 Class A2
4.501% due 07/10/43	105	105
Series 2007-3 Class A3
5.593% due 06/10/49	3,952	3,964
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 5A1
6.500% due 10/25/31	32	34
Series 2004-G Class 2A7
3.108% due 08/25/34 (Ê)	1,362	1,359
Series 2004-I Class 2A2
3.102% due 10/25/34 (Ê)	1,382	1,367
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 5A1
4.110% due 04/25/33 (Ê)	91	91
Series 2003-8 Class 2A1
3.064% due 01/25/34 (Ê)	101	102
Series 2005-6 Class 1A1
2.960% due 08/25/35 (Ê)	140	117
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1
2.883% due 05/25/35 (Ê)	548	499
Series 2005-7 Class 22A1
2.966% due 09/25/35 (Ê)	34	28
Bear Stearns Commercial Mortgage Securities
Series 1998-C1 Class D
6.750% due 06/16/30	1,910	1,932
Series 2001-TOP2 Class D
6.940% due 02/15/35 (Þ)	435	435
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26 Class A4
5.471% due 01/12/45	100	116

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Bear Stearns Commercial Mortgage Securities Trust
Series 2003-T10 Class A2
4.740% due 03/13/40	711	711
Bear Stearns Commercial Mortgage Securities
Series 2003-T12 Class B
4.661% due 08/13/39	465	472
Series 2003-T12 Class C
4.781% due 08/13/39	945	945
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR7 Class A3
5.116% due 02/11/41	330	356
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1
2.802% due 01/26/36 (Ê)	167	131
Series 2007-R6 Class 2A1
2.805% due 12/26/46 (Ê)	1,358	919
Chase Commercial Mortgage Securities Corp.
Series 1998-1 Class F
6.560% due 05/18/30 (Þ)	891	897
CHL Mortgage Pass-Through Trust
Series 2003-40 Class A5
4.500% due 10/25/18	1,570	1,617
Series 2005-HYB9 Class 5A1
2.611% due 02/20/36 (Ê)	590	473
Series 2006-1 Class A2
6.000% due 03/25/36	652	603
Series 2007-1 Class A1
6.000% due 03/25/37	2,315	2,105
Series 2007-9 Class A11
5.750% due 07/25/37	1,082	1,020
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A4
4.623% due 10/15/41	362	364
Citigroup Mortgage Loan Trust, Inc.
Series 2007-10 Class 2A3A
5.926% due 09/25/37 (Ê)	118	98
Commercial Mortgage Acceptance Corp.
Series 1998-C2 Class F
5.440% due 09/15/30 (Þ)	382	386
Commercial Mortgage Asset Trust
Series 1999-C1 Class B
7.230% due 01/17/32	840	866
Series 1999-C1 Class D
7.350% due 01/17/32	750	778
Series 1999-C2 Class E
7.640% due 11/17/32	50	53
Commercial Mortgage Pass Through Certificates
Series 2003-LB1A Class A2
4.084% due 06/10/38	874	880
Series 2003-LB1A Class B
4.191% due 06/10/38	800	808
Series 2007-C9 Class A2
5.800% due 12/10/49	32	32

	Principal Amount ($) or Shares	Fair Value $
Series 2007-FL14 Class AJ
0.386% due 06/15/22 (Ê)(Þ)	4,438	4,397
Series 2010-C1 Class A1
3.156% due 07/10/46 (Þ)	549	578
Series 2011-THL Class A
3.376% due 06/09/28 (Þ)	897	906
Commercial Mortgage Trust
Series 2007-GG9
5.444% due 03/10/39	2,900	3,302
Series 2007-GG9 Class A2
5.381% due 03/10/39	456	471
Countrywide Alternative Loan Trust
Series 2005-48T1 Class A6
5.500% due 11/25/35	2,559	2,132
Series 2006-36T2 Class 1A9
1.104% due 12/25/36 (Ê)	548	357
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22 Class A3
2.934% due 11/25/34 (Ê)	135	126
Series 2004-HYB9 Class 1A1
2.803% due 02/20/35 (Ê)	234	224
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2 Class C1
6.376% due 04/15/37	1,310	1,322
Series 2002-CKS4 Class F
5.907% due 11/15/36 (Å)	1,650	1,657
Series 2003-C3 Class C
4.082% due 05/15/38	1,200	1,208
Series 2003-C3 Class D
4.131% due 05/15/38	330	332
Series 2003-C4 Class D
5.353% due 08/15/36	1,820	1,854
Series 2003-C5 Class D
5.116% due 12/15/36	1,285	1,312
Series 2004-C5 Class B
4.929% due 11/15/37	2,640	2,753
Series 2005-C1 Class AAB
4.815% due 02/15/38	156	157
Series 2005-C2 Class A3
4.691% due 04/15/37	1,360	1,406
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A3
5.688% due 03/15/39	100	112
Series 2007-C1 Class A3
5.383% due 02/15/40	100	110
DBRR Trust
1.393% due 09/25/45	1,650	1,656
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates
Series 2005-WF1 Class 1A3
5.236% due 06/26/35 (Ê)(Þ)	500	509
Eurocredit CDO BV
Series 2003-X Class A1
0.805% due 10/20/16 (Ê)	2,025	2,718

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Extended Stay America Trust
2.957% due 12/05/31 (Þ)	1,275	1,287
2.957% due 12/05/31	1,275	1,288
3.603% due 12/05/31	190	192
3.603% due 12/05/31 (Þ)	190	192
Series 2013-ESFL Class A1FL
1.008% due 12/05/31 (Å)(Ê)	690	690
Series 2013-ESFL Class CFL
1.708% due 12/05/31 (Å)(Ê)	390	390
Fannie Mae
6.000% due 2014	38	39
4.989% due 2015(Ê)	2,070	2,249
5.500% due 2017	157	169
6.000% due 2017	32	34
7.000% due 2017	37	40
4.500% due 2019	256	275
5.700% due 2019	930	1,062
4.500% due 2020	91	98
3.000% due 2021	547	575
7.000% due 2022	456	472
4.500% due 2023	277	298
4.000% due 2024	688	735
4.500% due 2024	5,982	6,428
4.000% due 2025	889	950
4.500% due 2025	1,158	1,268
3.000% due 2026	3,040	3,194
4.000% due 2026	1,393	1,488
3.000% due 2027	6,349	6,678
5.000% due 2027	369	398
5.000% due 2028	173	187
5.635% due 2028 (Ê)	751	776
2.692% due 2033 (Ê)	45	48
4.500% due 2033	56	60
5.000% due 2033	1,946	2,113
5.000% due 2034	521	565
2.246% due 2035 (Ê)	967	1,018
2.685% due 2035 (Ê)	102	108
2.922% due 2035 (Ê)	7,333	7,845
4.500% due 2035	56	61
5.000% due 2035	2,844	3,087
5.500% due 2035	203	222
5.000% due 2036	71	77
5.500% due 2036	268	291
6.000% due 2036	1,074	1,176
4.500% due 2037	63	68
5.000% due 2037	1,952	2,120
5.500% due 2037	87	95
5.500% due 2038	3,082	3,345
6.000% due 2038	798	872
4.500% due 2039	524	562
5.000% due 2039	464	500
5.500% due 2039	809	878
6.000% due 2039	106	118
4.500% due 2040	4,497	4,841
5.000% due 2040	2,826	3,066
1.416% due 2041 (Ê)	367	379
4.500% due 2041	6,581	7,092

	Principal Amount ($) or Shares	Fair Value $
5.000% due 2041	301	327
5.500% due 2041	1,226	1,332
1.366% due 2042 (Ê)	116	118
4.500% due 2042	364	394
15 Year TBA(Ï)
2.500%	1,270	1,315
3.000%	31,700	33,280
3.500%	10,450	11,049
4.000%	3,500	3,736
4.500%	2,000	2,148
30 Year TBA(Ï)
3.000%	1,000	1,030
4.500%	14,000	15,019
5.000%	14,000	15,115
5.500%	7,000	7,595
Series 2006-373 Class 1
Zero coupon due 07/01/36 (Å)	2,806	2,662
Fannie Mae Grantor Trust
Series 2001-T3 Class A1
7.500% due 11/25/40	288	327
Series 2001-T4 Class A1
7.500% due 07/25/41	786	931
Series 2001-T8 Class A2
9.500% due 07/25/41	22	26
Series 2001-T10 Class A1
7.000% due 12/25/41	60	69
Series 2001-T10 Class A2
7.500% due 12/25/41	1,143	1,384
Series 2002-T4 Class A3
7.500% due 12/25/41	10	11
Series 2002-T19 Class A1
6.500% due 07/25/42	499	583
Series 2004-T1 Class 1A2
6.500% due 01/25/44	951	1,128
Series 2004-T2 Class 1A3
7.000% due 11/25/43	829	942
Fannie Mae REMICS
Series 2002-57 Class PG
5.500% due 09/25/17	496	529
Series 2003-63 Class GU
4.000% due 07/25/33	4	4
Series 2004-70 Class EB
5.000% due 10/25/24	238	260
Series 2007-30 Class AF
0.514% due 04/25/37 (Ê)	233	234
Series 2007-63 Class FC
0.554% due 07/25/37 (Ê)	746	749
Series 2007-73 Class A1
0.264% due 07/25/37 (Ê)	110	105
Series 2009-96 Class DB
4.000% due 11/25/29	265	287
Series 2010-15 Class FD
0.944% due 03/25/40 (Ê)	1,542	1,555
Series 2010-85 Class NJ
4.500% due 08/25/40	941	1,000
Series 2010-141 Class MD
2.000% due 10/25/40	793	805

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2010-150 Class PC
3.000% due 10/25/40	963	1,003
Series 2011-53 Class FY
0.754% due 06/25/41 (Ê)	3,024	3,045
Series 2012-129 Class ZT
3.000% due 05/25/40	1,091	1,082
Series 2012-146 Class QA
1.000% due 01/25/43	294	285
Fannie Mae Whole Loan
Series 2002-W3 Class A4
6.500% due 11/25/41	351	402
Series 2003-W2 Class 1A1
6.500% due 07/25/42	181	216
Series 2004-W2 Class 2A2
7.000% due 02/25/44	779	917
Series 2004-W9 Class 2A1
6.500% due 02/25/44	35	41
Series 2004-W11 Class 1A2
6.500% due 05/25/44	278	321
Series 2005-W1 Class 1A2
6.500% due 10/25/44	100	118
Fannie Mae-Aces
Series 2006-M2 Class A2F
5.259% due 05/25/20	486	556
Series 2009-M2 Class A3
4.001% due 01/25/19	70	79
Series 2012-M9 Class ASQ2
1.513% due 12/25/17	60	61
FDIC Guaranteed Notes Trust
Series 2010-C1 Class A
2.980% due 12/06/20 (Þ)	1,130	1,183
Series 2010-S1 Class 1A
0.760% due 02/25/48 (Ê)(Þ)	386	387
FDIC Trust
Series 2010-R1 Class A
2.184% due 05/25/50 (Þ)	1,107	1,125
Series 2011-R1 Class A
2.672% due 07/25/26 (Þ)	1,584	1,625
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series 2009-K003 Class A3
4.324% due 12/25/15	875	953
Series 2011-K014 Class X1
Interest Only STRIP
1.270% due 04/25/21	5,278	440
Series 2011-K015 Class X1
Interest Only STRIP
1.675% due 07/25/21	2,963	332
Series 2011-K702 Class X1
Interest Only STRIP
1.556% due 02/25/18	26,354	1,772
Series 2011-K703 Class A1
1.873% due 01/25/18	6,477	6,662
Series 2012-K019 Class X1
Interest Only STRIP
1.749% due 03/25/22	6,263	769

	Principal Amount ($) or Shares	Fair Value $
Series 2012-K021 Class A1
1.603% due 01/25/22	970	979
Series 2012-K501 Class X1A
Interest Only STRIP
1.755% due 08/25/16	11,621	530
Series 2012-K706
Interest Only STRIP
1.594% due 10/25/18	11,513	909
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-51 Class 1A
6.500% due 09/25/43	178	202
Series 2003-54 Class 2A
6.500% due 02/25/43	143	169
Series 2003-58 Class 2A
6.500% due 09/25/43	44	51
Series 2005-63 Class 1A1
1.366% due 02/25/45 (Ê)	361	345
First Horizon Asset Securities, Inc.
Series 2005-AR4 Class 2A1
2.598% due 10/25/35 (Ê)	1,274	1,145
First Union-Lehman Brothers-Bank of America
Series 1998-C2 Class D
6.778% due 11/18/35	67	67
Franklin Ventures LLC
Series 2010-L2A Class A
3.000% due 09/30/19 (Þ)	864	882
Freddie Mac
5.500% due 2014	2	2
6.000% due 2014	7	8
6.000% due 2016	58	62
6.000% due 2018	64	68
5.500% due 2019	1,217	1,317
5.500% due 2022	718	772
5.500% due 2029	251	277
6.000% due 2029	22	24
6.000% due 2031	55	61
6.000% due 2033	128	142
2.826% due 2035 (Ê)	199	212
2.896% due 2035 (Ê)	147	157
5.500% due 2038	459	497
5.500% due 2039	356	386
30 Year TBA(Ï)
4.500%	2,000	2,128
Freddie Mac REMICS
Series 2003-2559 Class PB
5.500% due 08/15/30	1	2
Series 2003-2632 Class AB
4.500% due 06/15/18	1,205	1,322
Series 2003-2657 Class WT
4.500% due 08/15/18	600	637
Series 2006-3149 Class LF
0.506% due 05/15/36 (Ê)	298	298
Series 2006-3173 Class PE
6.000% due 04/15/35	192	199
Series 2006-R006 Class ZA
6.000% due 04/15/36	2,187	2,503

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-R007 Class ZA
6.000% due 05/15/36	1,774	2,039
Series 2007-3335 Class BF
0.356% due 07/15/19 (Ê)	81	81
Series 2007-3335 Class FT
0.356% due 08/15/19 (Ê)	223	222
Series 2008-3414 Class JB
4.500% due 02/15/23	360	398
Series 2010-3640 Class JA
1.500% due 03/15/15	786	790
Series 2010-3673 Class QA
4.500% due 06/15/39	1,009	1,087
Series 2010-3704 Class DC
4.000% due 11/15/36	439	479
Series 2011-3857 Class EC
3.500% due 08/15/39	1,058	1,094
Series 2011-3898 Class AF
0.776% due 06/15/41 (Ê)	3,571	3,596
Series 2012-4029 Class BG
2.500% due 07/15/41	281	287
Series 2012-4036 Class PA
2.750% due 04/15/41	930	956
GE Capital Commercial Mortgage Corp.
Series 2003-C2 Class F
5.426% due 07/10/37 (Þ)	145	148
Ginnie Mae I
9.500% due 2017	—	—
3.000% due 2027	2,301	2,449
Ginnie Mae II
1.750% due 2027 (Ê)	33	35
1.625% due 2032 (Ê)	45	46
3.500% due 2040 (Ê)	14,642	15,653
4.000% due 2040 (Ê)	989	1,062
5.390% due 2059	3,826	4,259
5.508% due 2059	3,494	3,864
5.500% due 2060	3,081	3,532
4.502% due 2061	742	837
4.700% due 2061	1,824	2,095
4.748% due 2061	3,712	4,153
4.582% due 2062	1,240	1,431
4.672% due 2062	743	861
4.674% due 2062	1,302	1,470
4.816% due 2062	1,812	2,062
4.856% due 2062	1,927	2,184
GMAC Commercial Mortgage Securities, Inc.
4.702% due 12/10/41	657	675
Series 1997-C2 Class G
6.750% due 04/15/29	754	879
Series 2001-C2 Class C
6.870% due 04/15/34	245	246
Series 2004-C3 Class A4
4.547% due 12/10/41	522	524
Series 2005-C1 Class A5
4.697% due 05/10/43	380	405
Government National Mortgage Association
Series 2010-14 Class A
4.500% due 06/16/39	349	384

	Principal Amount ($) or Shares	Fair Value $
Series 2010-74 Class IO
Interest Only STRIP
1.303% due 03/16/50	17,063	883
Series 2010-124 Class C
3.392% due 03/16/45	675	721
Series 2010-H12 Class PT
5.470% due 11/20/59	1,503	1,653
Series 2011-127 Class IO
Interest Only STRIP
1.542% due 03/16/47	8,772	650
Series 2011-H21 Class HI
Interest Only STRIP
1.810% due 11/20/61	10,237	862
Series 2012-99 Class CI
Interest Only STRIP
1.041% due 10/16/49	7,369	612
Series 2012-115 Class IO
Interest Only STRIP
0.433% due 04/16/54	7,852	409
Series 2012-132 Class IO
Interest Only STRIP
1.188% due 06/16/54	14,229	1,209
Series 2012-147 Class AE
1.750% due 07/16/47	1,623	1,644
Series 2012-H11 Class CI
Interest Only STRIP
2.889% due 04/20/62	6,300	756
Series 2013-2 Class IO
Interest Only STRIP
0.737% due 05/16/54	27,500	1,820
GreenPoint Mortgage Funding Trust
Series 2006-AR8 Class 1A1A
0.284% due 01/25/47 (Ê)	—	—
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1 Class A1
3.163% due 10/25/33 (Ê)	156	154
GS Mortgage Securities Corp. II
Series 2004-GG2 Class A6
5.396% due 08/10/38	1,500	1,578
GS Mortgage Securities Trust 2006-GG8
Series 2006-GG8 Class A2
5.479% due 11/10/39	142	145
GSMPS Mortgage Loan Trust
Series 1998-1 Class A
8.000% due 09/19/27 (Þ)	55	57
Series 1998-2 Class A
7.750% due 05/19/27 (Þ)	256	267
Series 1998-3 Class A
7.750% due 09/19/27 (Þ)	12	12
Series 1999-3 Class A
8.000% due 08/19/29 (Þ)	21	22
Series 2004-7 Class 1A1
2.768% due 06/25/34 (Ê)	197	195
Series 2005-AR6 Class 2A1
2.661% due 09/25/35 (Ê)	319	328
Series 2005-RP1 Class 1A4
8.500% due 01/25/35 (Þ)	216	234

Russell Short Duration Bond Fund	199

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Series 2006-RP1 Class 1A2
7.500% due 01/25/36 (Þ)	434	435
Series 2006-RP1 Class 1A3
8.000% due 01/25/36 (Þ)	116	119
Series 2006-2F Class 3A3
6.000% due 02/25/36	2,745	2,471
Series 2006-3F Class 2A3
5.750% due 03/25/36	472	447
Series 2006-8F Class 4A17
6.000% due 09/25/36	1,010	888
Series 2007-AR1 Class 1A1
3.009% due 03/25/37 (Ê)	3,356	2,689
HarborView Mortgage Loan Trust
Series 2005-4 Class 3A1
3.059% due 07/19/35 (Ê)	800	677
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB2 Class C
6.739% due 04/15/35	1,081	1,086
Series 2001-CIB2 Class D
6.847% due 04/15/35	103	105
Series 2003-C1 Class B
5.095% due 01/12/37	150	150
Series 2003-C1 Class D
5.192% due 01/12/37	1,170	1,170
Series 2002-C2 Class E
5.476% due 12/12/34	710	713
Series 2003-CB6 Class B
5.356% due 07/12/37	930	950
Series 2003-LN1 Class B
5.012% due 10/15/37	730	747
Series 2003-PM1A Class B
5.417% due 08/12/40	2,290	2,332
Series 2005-CB13 Class A4
5.294% due 01/12/43	2,070	2,278
Series 2007-CB20
5.794% due 02/12/51	414	487
Series 2007-CB20 Class ASB
5.688% due 02/12/51	281	307
Series 2010-CNTR Class A2
4.311% due 08/05/32 (Þ)	595	653
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.062% due 05/25/34 (Ê)	268	272
Series 2005-A1 Class 6T1
4.961% due 02/25/35 (Ê)	12	12
Series 2005-A4 Class 1A1
5.276% due 07/25/35 (Ê)	126	126
Series 2006-A6 Class 1A2
2.998% due 10/25/36 (Ê)	33	27
LB-UBS Commercial Mortgage Trust
Series 2003-C5 Class C
4.762% due 04/15/37	1,035	1,050
Series 2003-C8 Class D
5.237% due 09/15/37	470	483
Series 2004-C7 Class A1A
4.475% due 10/15/29	1,440	1,513

	Principal Amount ($) or Shares	Fair Value $
Series 2004-C7 Class A5
4.628% due 10/15/29	79	80
Series 2005-C1 Class A3
4.545% due 02/15/30	27	27
Series 2007-C7 Class AAB
5.713% due 09/15/45	379	409
Mastr Adjustable Rate Mortgages Trust
Series 2005-1 Class B1
3.432% due 03/25/35 (Ê)	287	17
Series 2005-6 Class 7A1
5.314% due 06/25/35 (Ê)	41	40
Mastr Reperforming Loan Trust
Series 2005-1 Class 1A3
7.000% due 08/25/34 (Þ)	544	551
Series 2005-2 Class 1A4
8.000% due 05/25/35 (Þ)	373	366
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 2000-TBC2 Class A1
0.686% due 06/15/30 (Ê)	329	325
Merrill Lynch Mortgage Investors Trust MLMI
Series 2005-A10 Class A
0.414% due 02/25/36 (Ê)	46	41
Merrill Lynch Mortgage Investors Trust Series
Series 1998-C1 Class A3
6.720% due 11/15/26	1,846	2,037
Series 1998-C3 Class E
7.086% due 12/15/30	1,298	1,317
Series 1998-C3 Class IO
Interest Only STRIP
1.016% due 12/15/30	3,416	53
Merrill Lynch Mortgage Trust
Series 2004-KEY2 Class A4
4.864% due 08/12/39	550	582
Series 2005-CIP1 Class A2
4.960% due 07/12/38	97	99
Merrill Lynch Mortgage Trust
Series 2003-KEY1 Class A4
5.236% due 11/12/35	3,000	3,058
Series 2003-KEY1 Class B
5.334% due 11/12/35	1,750	1,798
Merrill Lynch Mortgage Trust
Series 2004-KEY2 Class B
4.947% due 08/12/39	1,977	2,045
MLCC Mortgage Investors, Inc.
Series 2005-3 Class 5A
0.454% due 11/25/35 (Ê)	94	88
ML-CFC Commercial Mortgage Trust
Series 2007-6 Class A4
5.485% due 03/12/51	200	228
Morgan Stanley Capital I Trust
Series 2003-IQ6 Class C
5.129% due 12/15/41 (Å)	1,210	1,258

200	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Morgan Stanley Capital I Trust
Series 2004-HQ4 Class A7
4.970% due 04/14/40	265	278
Morgan Stanley Capital I, Inc.
Series 1998-HF2 Class G
6.010% due 11/15/30 (Þ)	41	41
Series 2003-IQ5 Class C
5.350% due 04/15/38	400	408
Series 2003-T11 Class A4
5.150% due 06/13/41	912	921
Series 2004-IQ7 Class A4
5.397% due 06/15/38	38	40
Morgan Stanley Dean Witter Capital I Trust
Series 2001-TOP3 Class C
6.790% due 07/15/33	745	767
Morgan Stanley Dean Witter Capital I, Inc.
Series 2001-TOP1 Class E
7.354% due 02/15/33 (Þ)	34	34
Morgan Stanley Re-REMIC Trust
Series 2010-GG10 Class A4A
5.791% due 08/15/45 (Þ)	4,500	5,173
Motel 6 Trust
Series 2012-MTL6 Class A1
1.500% due 10/05/25 (Å)	2,600	2,577
Series 2012-MTL6 Class A2
1.948% due 10/05/25 (Å)	1,500	1,500
Series 2012-MTL6 Class XA1
Interest Only STRIP
3.005% due 10/05/25 (Å)	11,200	621
NCUA Guaranteed Notes
Series 2010-R1 Class 2A
1.840% due 10/07/20	2,045	2,079
Series 2010-R3 Class 3A
2.400% due 12/08/20	749	778
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2005-WF1 Class 2A2
4.786% due 03/25/35	194	194
Nomura Asset Acceptance Corp. Alternative Loan Trust Series
Series 2004-AR4 Class 1A1
2.658% due 12/25/34 (Ê)	643	648
NorthStar Mortgage Trust
Series 2012-1 Class A
1.404% due 08/25/29 (Ê)(Þ)	688	688
ORES NPL LLC
Series 2012-LV1 Class A
4.000% due 09/25/44 (Þ)	512	513
Prime Mortgage Trust
Series 2004-CL1 Class 1A2
0.604% due 02/25/34 (Ê)	47	45
Series 2004-CL1 Class 2A2
0.604% due 02/25/19 (Ê)	2	2
Prudential Commercial Mortgage Trust
Series 2003-PWR1 Class A2
4.493% due 02/11/36	59	59
Series 2003-PWR1 Class C
4.706% due 02/11/36	960	959

	Principal Amount ($) or Shares	Fair Value $
Series 2003-PWR1 Class E
5.259% due 02/11/36 (Þ)	445	445
RALI Trust
Series 2005-QS14 Class 2A1
6.000% due 09/25/35	249	191
Reperforming Loan REMIC Trust
Series 2005-R2 Class 2A4
8.500% due 06/25/35 (Þ)	133	137
Residential Asset Securitization Trust
Series 2006-A9CB Class A6
6.000% due 09/25/36	621	400
Residential Asset Securitization Trust
Series 2005-A10 Class A3
5.500% due 09/25/35	482	461
RFMSI Trust
Series 2006-S10 Class 1A7
6.000% due 10/25/36	537	493
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP2 Class A1
4.000% due 12/25/18	118	126
SMA Issuer I LLC
Series 2012-LV1 Class A
3.500% due 08/20/25 (Å)	806	810
Structured Asset Mortgage Investments Trust 2002-AR3
Series 2002-AR3 Class A1
0.865% due 09/19/32 (Ê)	17	16
Structured Asset Securities Corp. Mortgage Pass-Through
Series 2001-21A Class 1A1
2.552% due 01/25/32 (Ê)	11	10
Series 2003-34A Class 6A
2.907% due 11/25/33 (Ê)	369	368
Structured Asset Securities Corp. Trust
Series 2005-6 Class B2
5.241% due 05/25/35	42	—
Structured Asset Securities Corp. Trust
Series 2005-16 Class 1A2
5.500% due 09/25/35	722	736
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2 Class 3A3
5.478% due 04/25/37 (Ê)	4,573	3,830
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17 Class A4
5.083% due 03/15/42	100	108
Series 2006-WL7A Class A2
0.326% due 09/15/21 (Å)(Ê)	690	677
Series 2007-WHL8 Class A1
0.286% due 06/15/20 (Å)(Ê)	1,678	1,657
Wachovia Bank Commercial Mortgage Trust Series
Series 2004-C15 Class A4
4.803% due 10/15/41	100	106
Series 2004-C15 Class B
4.892% due 10/15/41	320	338

Russell Short Duration Bond Fund	201

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Wachovia Bank Commercial Mortgage Trust Series
Series 2005-C22 Class A3
5.318% due 12/15/44	32	32
Wachovia Bank Commercial Mortgage Trust Series 2007-C31
Series 2007-C31 Class A2
5.421% due 04/15/47	335	344
Series 2007-C31 Class A4
5.509% due 04/15/47	100	114
Wachovia Bank Commercial Mortgage Trust Series
Series 2007-C32 Class A2
5.734% due 06/15/49	261	266
Wachovia Commercial Mortgage Securities, Inc. Commercial Mortgage Pass Through Certificates
Series 2003-C4 Class D
5.040% due 04/15/35	555	555
Series 2003-C5 Class B
4.107% due 06/15/35	470	474
Wachovia Commercial Mortgage Securities, Inc. Pass-Thru Certificates
Series 2003-C9 Class B
5.109% due 12/15/35	240	248
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR6 Class A
1.571% due 06/25/42 (Ê)	53	51
Series 2002-AR9 Class 1A
1.571% due 08/25/42 (Ê)	144	137
Series 2003-AR7 Class A7
2.320% due 08/25/33 (Ê)	137	137
Series 2004-AR13 Class A2A
0.620% due 11/25/34 (Ê)	429	418
Series 2005-AR13 Class A1A1
0.494% due 10/25/45 (Ê)	694	652
Series 2006-AR11 Class 2A
2.511% due 09/25/46 (Ê)	378	333
Series 2007-HY3 Class 4A1
2.747% due 03/25/37 (Ê)	2,566	2,367
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1
2.621% due 01/25/35 (Ê)	120	120
Series 2005-AR16 Class 6A3
2.665% due 10/25/35 (Ê)	3,622	3,575
Series 2005-AR2 Class 2A1
2.622% due 03/25/35 (Ê)	279	275
Series 2006-3 Class A1
5.500% due 03/25/36	278	279
Series 2006-6 Class 1A22
6.000% due 05/25/36 (Ê)	2,776	2,747
Series 2006-AR2 Class 2A1
2.625% due 03/25/36	508	507
Series 2006-AR2 Class 2A3
2.625% due 03/25/36 (Ê)	1,446	1,432

	Principal Amount ($) or Shares		Fair Value $
Series 2006-AR4 Class 1A1
5.759% due 04/25/36 (Ê)		1,080	1,012
Series 2006-AR10 Class 4A1
2.622% due 07/25/36 (Ê)		636	579
Series 2006-AR10 Class 5A6
2.604% due 07/25/36 (Ê)		126	116
Series 2006-AR17 Class A1
2.629% due 10/25/36 (Ê)		1,718	1,600
Series 2007-AR8 Class A1
5.977% due 11/25/37 (Ê)		884	804

			439,223

Municipal Bonds - 0.7%
Alabama Public School & College Authority Revenue Bonds
5.000% due 12/01/25		1,100	1,281
County of Broward Florida Airport System Revenue Revenue Bonds
5.000% due 10/01/18		350	417
County of Santa Clara California General Obligation Unlimited
5.000% due 08/01/30		1,000	1,172
New York City Municipal Water Finance Authority Revenue Bonds
5.000% due 06/15/37		1,600	1,732
5.000% due 06/15/38		1,000	1,111
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.000% due 01/01/22		2,700	3,148
Port Authority of New York & New Jersey Revenue Bonds
1.650% due 12/01/19		200	194
State of California General Obligation Unlimited
5.000% due 09/01/29		300	345

			9,400

Non-US Bonds - 4.4%
Asset-Backed European Securitisation Transaction SRL
Series 2011-6 Class A1
1.594% due 03/15/18 (Ê)	GBP	392	623
Autonomous Community of Madrid Spain
4.305% due 03/06/14	EUR	200	273
4.200% due 09/24/14	EUR	200	272
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/17	BRL	1,954	1,028
Dexia Credit Local SA
Series EMTN
0.915% due 04/01/14 (Ê)	GBP	1,700	2,658
German Residential Asset Note Distributor PLC
Series 2006-1 Class A
1.611% due 01/20/21 (Ê)	EUR	899	1,221

202	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Granite Master Issuer PLC
Series 2005-4 Class A5
0.312% due 12/20/54 (Ê)	EUR	1,104	1,482
Series 2006-4 Class A7
0.332% due 12/20/54 (Ê)	EUR	260	349
Granite Mortgages 04-2 PLC
Series 2004-2 Class 3A
0.838% due 06/20/44 (Ê)	GBP	211	331
Italy Buoni Poliennali Del Tesoro
4.250% due 07/01/14	EUR	1,800	2,538
4.250% due 08/01/14	EUR	3,500	4,940
4.500% due 07/15/15	EUR	2,600	3,725
3.750% due 08/01/15	EUR	900	1,268
3.750% due 04/15/16	EUR	300	425
3.750% due 08/01/16	EUR	700	990
4.750% due 09/15/16	EUR	600	875
4.000% due 02/01/17	EUR	2,100	2,986
4.750% due 05/01/17	EUR	3,500	5,094
4.750% due 06/01/17	EUR	500	727
5.250% due 08/01/17	EUR	800	1,190
4.500% due 08/01/18	EUR	500	721
Italy Certificati di Credito del Tesoro
Zero coupon due 05/30/14	EUR	3,600	4,789
Leopard CLO III BV
Series 2005-X Class A1
0.656% due 04/21/20 (Ê)	EUR	266	355
Mexican Bonos
Series M
6.250% due 06/16/16	MXN	12,825	1,058
6.500% due 06/10/21	MXN	16,020	1,384
Peruvian Government International Bond
Series REGS
8.600% due 08/12/17	PEN	2,440	1,186
Province of Ontario Canada
3.200% due 09/08/16	CAD	200	211
4.300% due 03/08/17	CAD	3,700	4,062
4.000% due 06/02/21	CAD	800	878
3.150% due 06/02/22	CAD	2,700	2,766
Queensland Treasury Corp.
Series 22
6.000% due 07/21/22	AUD	2,250	2,630
Spain Government Bond
3.750% due 10/31/15	EUR	1,900	2,632
5.850% due 01/31/22	EUR	45	65
Telecom Italia SpA
6.375% due 06/24/19	GBP	50	85
Titrisocram 2012-1
Series 2012-1 Class A
1.082% due 03/25/22 (Ê)	EUR	300	410
United Kingdom Gilt
4.000% due 03/07/22	GBP	880	1,634
1.750% due 09/07/22	GBP	100	154
4.500% due 12/07/42	GBP	280	543
Wood Street CLO 1 BV
Series 2005-I Class A
0.602% due 11/22/21 (Ê)	EUR	470	622

			59,180

	Principal Amount ($) or Shares	Fair Value $
United States Government Agencies - 0.5%
Fannie Mae
5.000% due 05/11/17	500	587
Federal Home Loan Mortgage Corp.
1.375% due 02/25/14	925	937
2.000% due 08/25/16	2,175	2,283
1.250% due 08/01/19	100	99
Series 1
0.750% due 01/12/18	800	791
Federal National Mortgage Association
0.875% due 12/20/17	1,000	996
Zero coupon due 10/09/19	1,670	1,449

		7,142

United States Government Treasuries - 18.3%
United States Treasury Inflation Indexed Bonds
1.625% due 01/15/15	4,510	4,826
2.000% due 01/15/16	864	965
0.625% due 07/15/21	2,145	2,431
United States Treasury Notes
0.250% due 02/28/14	11,025	11,033
0.250% due 04/30/14	10,500	10,507
0.625% due 07/15/14	24,405	24,549
0.125% due 07/31/14	12,000	11,983
0.500% due 10/15/14	8,250	8,286
0.250% due 10/31/14	30,850	30,855
0.375% due 11/15/14	12,500	12,529
0.250% due 11/30/14	31,180	31,179
0.125% due 12/31/14	5,600	5,586
0.375% due 04/15/15	8,375	8,388
0.375% due 06/15/15	4,410	4,416
0.375% due 11/15/15	45,700	45,696
0.250% due 12/15/15	23,520	23,424
0.750% due 12/31/17	620	617
1.625% due 11/15/22	7,335	7,101

		244,371

Total Long-Term Investments (cost $1,128,617)		1,144,752

Preferred Stocks - 0.1%
Financial Services - 0.1%
DG Funding Trust(Å)	219	1,590
Wells Fargo & Co.	300	387

		1,977

Total Preferred Stocks (cost $2,482)		1,977

Russell Short Duration Bond Fund	203

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Fair Value $

Options Purchased - 0.0%
(Number of Contracts)
United States Treasury 10 Year Note Futures Feb 2013 131.00 Put (6)	USD	6	3

Total Options Purchased (cost $3)			3

	Principal Amount ($) or Shares
Short-Term Investments - 14.4%
AK Transneft OJSC Via TransCapitalInvest, Ltd.
7.700% due 08/07/13 (Þ)		1,100	1,131
Allstate Life Global Funding Trusts
5.375% due 04/30/13		200	202
American Express Bank FSB
Series BKNT
5.500% due 04/16/13		300	303
American Express Credit Corp.
5.875% due 05/02/13		326	330
American Honda Finance Corp.
0.913% due 08/05/13 (Ê)(Þ)		740	742
American International Group, Inc.
4.250% due 05/15/13		500	505
0.384% due 07/19/13 (Ê)		2,900	3,927
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 03/26/13		3,000	3,009
Series FRN
0.851% due 01/27/14 (Ê)		2,100	2,112
ANZ National International, Ltd.
6.200% due 07/19/13 (Þ)		200	205
Banco Bradesco SA
Zero coupon due 04/02/13 (Å)		2,300	2,296
Banco do Brasil SA
Zero coupon due 01/24/14 (ž)		400	397
Bank of America Corp.
1.722% due 01/30/14 (Ê)		1,800	1,817
BNP Paribas SA
Series BKNT
1.205% due 01/10/14 (Ê)		1,300	1,306
Series MTN
0.705% due 04/08/13 (Ê)		1,600	1,601
BP Capital Markets PLC
3.750% due 06/17/13		500	506
BPCE SA
2.375% due 10/04/13 (Å)		100	101
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/14		969	502
Case New Holland, Inc.
7.750% due 09/01/13		1,950	2,009
Caterpillar, Inc.
0.482% due 05/21/13 (Ê)		1,800	1,801
Cellco Partnership / Verizon Wireless Capital LLC
7.375% due 11/15/13		2,710	2,848

	Principal Amount ($) or Shares	Fair Value $
Citigroup, Inc.
5.500% due 04/11/13	700	706
Coca-Cola Enterprises, Inc.
1.125% due 11/12/13	260	262
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/13	874	882
Commercial Mortgage Asset Trust
Series 1999-C2
7.800% due 11/17/13	1,680	1,700
Commonwealth Bank of Australia
0.725% due 07/12/13 (Ê)(Þ)	4,600	4,610
Commonwealth Edison Co.
1.625% due 01/15/14	855	864
Continental Airlines Pass Through Trust
Series 2006-1 Class G
0.661% due 06/02/13 (Ê)	579	576
COX Communications, Inc.
4.625% due 06/01/13	500	507
Credit Agricole SA
1.752% due 01/21/14 (Å)(Ê)	1,600	1,615
Daimler Finance NA LLC
1.635% due 07/11/13 (Ê)(Þ)	400	402
1.510% due 09/13/13 (Ê)(Þ)	5,600	5,629
DanFin Funding, Ltd.
1.004% due 07/16/13 (Ê)(Þ)	3,000	3,007
Deutsche Telekom International Finance BV
5.250% due 07/22/13	2,000	2,042
Devon Energy Corp.
5.625% due 01/15/14	615	644
Dexia Credit Local NY
0.711% due 03/05/13 (Ê)(Þ)	2,800	2,799
Dexia Credit Local SA
1.500% due 09/27/13 (ž)	800	800
Series REGS
2.750% due 01/10/14	6,700	6,792
Dr Pepper Snapple Group, Inc.
6.120% due 05/01/13	500	507
Enterprise Products Operating LLC
5.900% due 04/15/13	175	177
Fannie Mae
5.000% due 05/01/13	5	5
6.000% due 05/01/13	3	3
FCE Bank PLC
Series EMTN
7.250% due 07/15/13	450	627
FIH Erhvervsbank A/S
0.680% due 06/13/13 (Ê)(Þ)	4,900	4,905
Freddie Mac
6.000% due 09/01/13	3	3
Gazprom OAO Via Gaz Capital SA
7.510% due 07/31/13 (Þ)	600	616
General Mills, Inc.
5.250% due 08/15/13	575	589
Hewlett-Packard Co.
0.592% due 05/24/13 (Ê)	2,100	2,096

204	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares			Fair Value $

HSBC Finance Corp.
0.439% due 04/05/13 (Ê)	EUR	2,000		2,716
Hyundai Auto Lease Securitization Trust
Series 2012-A Class A1
0.384% due 06/17/13 (Þ)		212		212
Itau Unibanco SA
Zero coupon due 10/31/13 (ž)		5,300		5,233
Zero coupon due 11/08/13 (ž)		1,600		1,577
John Deere Capital Corp.
4.900% due 09/09/13		980		1,007
Kellogg Co.
4.250% due 03/06/13		300		301
Korea Development Bank (The)
8.000% due 01/23/14		600		640
Metropolitan Life Global Funding I
5.125% due 04/10/13 (Þ)		100		101
Mexico Cetes
Series BI
Zero coupon due 02/07/13	MXN	1,616,000		12,699
Zero coupon due 03/21/13	MXN	130,000		1,017
Zero coupon due 04/04/13	MXN	659,000		5,145
Zero coupon due 04/18/13	MXN	205,000		1,598
Mondelez International, Inc.
6.000% due 02/11/13		2,535		2,537
2.625% due 05/08/13		4,450		4,472
National Grid PLC
4.125% due 03/21/13		800		1,091
New Jersey Economic Development Authority Revenue Bonds
1.308% due 06/15/13 (Ê)		1,000		1,002
Nissan Auto Receivables Owner Trust
Series 2012-B Class A1
0.263% due 08/15/13		1,681		1,681
Pacific Life Global Funding
5.150% due 04/15/13 (Å)		900		908
Philip Morris International, Inc.
4.875% due 05/16/13		875		886
Pricoa Global Funding I
0.510% due 09/27/13 (Ê)(Þ)		200		200
Principal Life Income Funding Trusts
5.300% due 04/24/13		200		202
Quebecor World Capital Corp.
6.125% due 11/15/13 (Ø)		70		—
Qwest Corp.
3.558% due 06/15/13 (Ê)		200		201
Russell U.S. Cash Management Fund		66,225,056	(¥)	66,225
SABMiller PLC
5.500% due 08/15/13 (Þ)		1,145		1,175
SLM Corp.
0.513% due 06/17/13 (Ê)	EUR	100		134
Series BEd
4.412% due 06/15/13 (Ê)		250		251
SMART Trust
Series 2011-2USA Class A2A
1.220% due 11/14/13 (Þ)		39		39
Time Warner Cable, Inc.
6.200% due 07/01/13		400		409

	Principal Amount ($) or Shares	Fair Value $
United States Treasury Bills
0.073% due 04/04/13 (ž)	50	50
Verizon Communications, Inc.
5.250% due 04/15/13	450	454
Volkswagen International Finance NV
1.625% due 08/12/13 (Þ)	525	528
Wachovia Corp.
5.500% due 05/01/13	1,935	1,959
Wal-Mart Stores, Inc.
4.250% due 04/15/13	2,175	2,192
Westlake Automobile Receivables Trust
Series 2012-1A Class A1
0.426% due 09/16/13 (Þ)	2,820	2,820
WM Wrigley Jr Co.
3.050% due 06/28/13 (Å)	400	403

Total Short-Term Investments (cost $192,635)		193,080

Repurchase Agreements - 6.6%
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $16,600 dated January 31, 2013 at 0.160% to be repurchased at $16,600 on February 1, 2013 collateralized by: $16,918 par various United States Treasury Agency Obligations, valued at $16,932.	16,600	16,600
Agreement with J.P. Morgan Chase Bank and State Street Bank (Tri-Party) of $20,500 dated January 31, 2013 at 0.160% to be repurchased at $20,500 on February 1, 2013 collateralized by: $19,642 par various United States Treasury Agency Obligations, valued at $20,758.	20,500	20,500
Agreement with J.P. Morgan Chase Bank and State Street Bank (Tri-Party) of $50,600 dated January 31, 2013 at 0.170% to be repurchased at $50,600 on February 1, 2013 collateralized by: $51,929 par various United States Treasury Agency Obligations, valued at $51,566.	50,600	50,600

Total Repurchase Agreements (cost $87,700)		87,700

Total Investments - 106.7% (identified cost $1,411,437)		1,427,512

Other Assets and Liabilities, Net - (6.7%)		(89,731)

Net Assets - 100.0%		1,337,781

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	205

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted	Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

4.0%
AbbVie, Inc.	11/05/12	4,870,000	100.19	4,879	4,881
Arbor Realty Trust, Inc. CLO	01/16/13	1,140,000	100.00	1,140	1,140
Banco Bradesco SA	07/03/12	2,300,000	99.28	2,283	2,296
Banque PSA Finance SA	03/28/11	800,000	100.00	800	791
BBVA Banco Continental SA	01/22/13	2,000,000	99.79	1,996	1,990
BPCE SA	10/21/10	100,000	100.23	100	101
Credit Agricole Home Loan SFH	04/13/11	1,800,000	100.00	1,800	1,811
Credit Agricole SA	01/13/11	1,600,000	100.00	1,600	1,615
Credit Suisse First Boston Mortgage Securities Corp.	01/04/13	1,650,000	100.31	1,655	1,657
DG Funding Trust	11/05/03	219	10,537.12	2,307	1,590
Export-Import Bank of Korea	03/15/12	1,600,000	100.00	1,600	1,595
Extended Stay America Trust	01/24/13	390,000	100.00	390	390
Extended Stay America Trust	01/24/13	690,000	100.00	690	690
Fannie Mae	09/28/12	2,805,892	94.51	2,652	2,662
Florida Gas Transmission Co. LLC	07/08/10	500,000	99.99	500	530
Goldentree Loan Opportunities V, Ltd.	01/17/13	500,000	99.00	495	496
Hidden Ridge Facility Trustee	01/10/13	5,089,235	112.94	5,748	5,537
ING Bank NV	06/01/11	400,000	100.00	400	405
Intesa Sanpaolo SpA	02/14/11	700,000	100.00	700	705
Morgan Stanley Capital I Trust	01/23/13	1,210,000	104.16	1,260	1,258
Motel 6 Trust	11/02/12	1,500,000	100.00	1,500	1,500
Motel 6 Trust	11/02/12	11,200,000	5.55	622	621
Motel 6 Trust	11/02/12	2,600,000	99.75	2,593	2,577
NOB Hill CLO, Ltd.	01/17/13	2,429,852	98.85	2,402	2,405
Nordea Eiendomskreditt AS	03/29/11	1,300,000	100.00	1,300	1,299
Pacific Life Global Funding	04/08/08	900,000	100.00	900	908
RCI Banque SA	04/05/11	1,800,000	100.00	1,800	1,799
Santander US Debt SAU	05/17/11	2,100,000	99.52	2,090	2,130
SMA Issuer I LLC	12/14/12	806,018	100.50	810	810
SSIF Nevada, LP	04/06/11	3,700,000	100.00	3,700	3,718
Wachovia Bank Commercial Mortgage Trust	06/15/07	1,678,498	98.82	1,659	1,657
Wachovia Bank Commercial Mortgage Trust	11/01/12	689,854	98.04	676	677
WM Wrigley Jr Co.	08/03/10	400,000	100.62	402	403
Zoetis, Inc.	01/16/13	715,000	99.94	715	714

					53,358

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

206	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Australia Government 3 Year Treasury Bond Futures (SFE) (Australia)	19	AUD	2,073	03/13	—
Euribor Futures (Germany)	8	EUR	1,983	12/14	(5)
Euro-Bobl Futures (Germany)	2	EUR	251	03/13	—
Euro-Buxl Futures (Germany)	1	EUR	132	03/13	1
Eurodollar Futures (CME)	171	USD	42,389	06/15	(19)
Eurodollar Futures (CME)	463	USD	114,483	12/15	(286)
Eurodollar Futures (CME)	52	USD	12,838	03/16	(18)
Euro-Schatz Futures (Germany)	11	EUR	1,213	03/13	—
Three Month Euribor Interest Rate Futures (Germany)	2	EUR	495	03/15	(3)
Three Month Euribor Interest Rate Futures (Germany)	1	EUR	248	06/15	(2)
United States Treasury 2 Year Note Futures	765	USD	168,623	03/13	(3)
United States Treasury 5 Year Note Futures	41	USD	5,073	03/13	(11)
United States Treasury 10 Year Note Futures	62	USD	8,139	03/13	(35)
United States Treasury 30 Year Bond Futures	2	USD	287	03/13	(3)

Short Positions
Euro-BTP Italian Goverment Bond Futures (Italy)	2	EUR	226	03/13	1
Euro-Bund Futures (Germany)	20	EUR	2,838	03/13	16
Euro-OAT Futures (Germany)	5	EUR	668	03/13	13
Japan Government 10 Year Bond Futures (TSE) (Japan)	1	JPY	144,300	03/13	3
Japan Government 10 Year Mini Bond Futures (SGX) (Japan)	13	JPY	187,655	03/13	2
United Kingdom Long Gilt Bond Futures (United Kingdom)	23	GBP	2,677	03/13	21
United States Treasury 5 Year Note Futures	399	USD	49,370	03/13	327
United States Treasury 10 Year Note Futures	270	USD	35,446	03/13	588

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					587

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	207

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options	Call	1	95.00	USD	1,900	04/04/13	(12)
Cross Currency Options	Put	1	83.00	USD	3,800	04/04/13	(2)
Cross Currency Options	Put	2	85.00	USD	8,000	04/04/13	(11)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 0.800%	Call	1	0.00		33,400	03/18/13	(5)
USD Three Month LIBOR/USD 1.200%	Call	1	0.00		25,200	03/18/13	(4)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		8,000	02/19/13	(5)
USD 1.200%/USD Three Month LIBOR	Put	4	0.00		101,600	03/18/13	(205)
USD 1.400%/USD Three Month LIBOR	Put	1	0.00		1,000	03/18/13	(1)
USD 1.400%/USD Three Month LIBOR	Put	1	0.00		24,900	06/17/13	(94)
USD 1.650%/USD Three Month LIBOR	Put	1	0.00		25,200	03/18/13	(106)
USD 1.700%/USD Three Month LIBOR	Put	3	0.00		19,400	07/24/13	(99)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		1,800	03/18/13	—

Total Liability for Options Written (premiums received $777)							(544)

Transactions in options written contracts for the period ended January 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	17	$559
Opened	12	410
Closed	(11)	(192)

Outstanding January 31, 2013	18	$777

See accompanying notes which are an integral part of this quarterly report.

208	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	1,056	CAD	1,042	02/20/13	(12)
Bank of America	USD	100	MXN	1,276	04/03/13	—
Bank of America	USD	40	RUB	1,360	05/08/13	5
Bank of America	CHF	110	USD	119	02/28/13	(2)
Bank of America	EUR	19,715	USD	26,141	02/04/13	(628)
Bank of America	EUR	56	USD	75	02/28/13	(1)
Bank of America	GBP	2,947	USD	4,746	03/12/13	73
Bank of America	MXN	12,877	USD	983	03/21/13	(25)
Bank of America	MXN	5,048	USD	392	04/04/13	(3)
Bank of America	SGD	317	USD	258	02/28/13	1
Bank of Montreal	USD	625	CAD	629	02/28/13	6
Bank of Montreal	AUD	49	USD	52	02/28/13	—
Barclays Bank PLC	USD	449	EUR	336	02/04/13	7
Barclays Bank PLC	USD	40,867	EUR	30,149	02/04/13	69
Barclays Bank PLC	USD	914	EUR	679	02/20/13	8
Barclays Bank PLC	USD	18	HUF	3,900	02/28/13	1
Barclays Bank PLC	USD	15	ILS	55	02/28/13	—
Barclays Bank PLC	USD	2	KRW	1,830	02/28/13	—
Barclays Bank PLC	USD	1,021	MXN	13,000	02/20/13	—
Barclays Bank PLC	USD	33	NZD	40	02/28/13	—
Barclays Bank PLC	USD	14	ZAR	130	02/28/13	—
Barclays Bank PLC	CAD	335	USD	339	03/21/13	3
Barclays Bank PLC	EUR	29	USD	38	02/04/13	(1)
Barclays Bank PLC	EUR	93	USD	123	02/04/13	(4)
Barclays Bank PLC	EUR	311	USD	408	02/04/13	(14)
Barclays Bank PLC	EUR	30,149	USD	40,874	03/04/13	(69)
Barclays Bank PLC	JPY	91,433	USD	1,027	04/17/13	27
Barclays Bank PLC	MXN	12,854	USD	980	04/04/13	(25)
Barclays Bank PLC	MXN	36,973	USD	2,849	04/04/13	(42)
Barclays Bank PLC	PLN	75	USD	24	02/28/13	—
Barclays Bank PLC	RUB	3,760	USD	110	05/08/13	(14)
BNP Paribas SA	USD	4	CAD	4	02/28/13	—
BNP Paribas SA	USD	241	GBP	152	03/12/13	—
BNP Paribas SA	USD	150	JPY	13,450	02/28/13	(2)
BNP Paribas SA	JPY	5,300	USD	59	02/28/13	1
Citibank	USD	3	AUD	3	02/28/13	—
Citibank	USD	59	EUR	45	02/28/13	2
Citibank	USD	78	EUR	58	02/28/13	1
Citibank	USD	19	GBP	12	02/28/13	—
Citibank	USD	106	GBP	66	03/12/13	(1)
Citibank	USD	61	JPY	5,400	02/28/13	(2)
Citibank	EUR	61	USD	80	02/04/13	(3)
Citibank	EUR	83	USD	108	02/04/13	(4)
Citibank	EUR	123	USD	161	02/04/13	(7)
Citibank	EUR	38	USD	51	02/28/13	(1)
Citibank	EUR	45	USD	61	02/28/13	—
Citibank	GBP	346	USD	554	02/28/13	5
Citibank	MXN	2,373	USD	180	02/07/13	(6)
Citibank	MXN	770	USD	61	02/28/13	—
Citibank	SEK	405	USD	62	02/28/13	(2)
Commonwealth Bank of Australia	AUD	29	USD	31	02/28/13	—
Commonwealth Bank of Australia	AUD	48	USD	51	02/28/13	1
Credit Suisse	USD	27	EUR	20	02/28/13	1

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	209

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Credit Suisse	USD	228	EUR	168	03/04/13	—
Credit Suisse	USD	31	RUB	1,030	05/08/13	3
Credit Suisse	USD	41	RUB	1,370	05/08/13	4
Credit Suisse	CHF	115	USD	124	02/28/13	(2)
Credit Suisse	EUR	168	USD	228	02/01/13	—
Credit Suisse	MXN	15,008	USD	1,145	02/07/13	(35)
Deutsche Bank AG	USD	63	AUD	60	02/28/13	—
Deutsche Bank AG	USD	120	EUR	88	02/07/13	—
Deutsche Bank AG	USD	845	GBP	525	03/12/13	(13)
Deutsche Bank AG	USD	100	MXN	1,298	04/03/13	2
Deutsche Bank AG	USD	664	MXN	8,697	04/03/13	16
Deutsche Bank AG	EUR	849	USD	1,113	02/04/13	(40)
Deutsche Bank AG	EUR	38	USD	51	02/28/13	(1)
Goldman Sachs	USD	77	EUR	58	02/28/13	2
Goldman Sachs	USD	149	EUR	112	02/28/13	3
Goldman Sachs	USD	150	JPY	13,450	02/28/13	(3)
Goldman Sachs	USD	6	RUB	190	02/28/13	—
Goldman Sachs	AUD	48	USD	50	02/28/13	1
Goldman Sachs	EUR	112	USD	150	02/28/13	(3)
Goldman Sachs	EUR	112	USD	152	02/28/13	—
Goldman Sachs	EUR	115	USD	151	02/28/13	(6)
Goldman Sachs	EUR	833	USD	1,082	03/21/13	(49)
HSBC Bank PLC	USD	100	BRL	206	02/04/13	3
HSBC Bank PLC	USD	1,983	BRL	4,094	02/04/13	73
HSBC Bank PLC	USD	185	GBP	114	03/12/13	(5)
HSBC Bank PLC	USD	100	MXN	1,287	04/03/13	1
HSBC Bank PLC	USD	100	MXN	1,276	04/03/13	—
HSBC Bank PLC	AUD	2,633	USD	2,772	02/20/13	30
HSBC Bank PLC	MXN	20,265	USD	1,575	04/18/13	(7)
JPMorgan Chase Bank	USD	60	CHF	55	02/28/13	—
JPMorgan Chase Bank	USD	118	CHF	110	02/28/13	3
JPMorgan Chase Bank	USD	119	CHF	110	02/28/13	2
JPMorgan Chase Bank	USD	1,457	EUR	1,116	02/04/13	58
JPMorgan Chase Bank	USD	47	EUR	35	02/28/13	1
JPMorgan Chase Bank	USD	77	EUR	57	02/28/13	1
JPMorgan Chase Bank	USD	153	EUR	115	02/28/13	3
JPMorgan Chase Bank	USD	180	EUR	135	02/28/13	3
JPMorgan Chase Bank	USD	252	GBP	160	02/01/13	2
JPMorgan Chase Bank	USD	27	INR	1,440	02/28/13	—
JPMorgan Chase Bank	USD	299	INR	16,540	02/28/13	10
JPMorgan Chase Bank	USD	61	JPY	5,400	02/28/13	(2)
JPMorgan Chase Bank	USD	83	MXN	1,086	04/03/13	2
JPMorgan Chase Bank	USD	100	MXN	1,275	04/03/13	—
JPMorgan Chase Bank	USD	100	MXN	1,275	04/03/13	—
JPMorgan Chase Bank	USD	400	MXN	5,097	04/03/13	(1)
JPMorgan Chase Bank	USD	27	NOK	150	02/28/13	1
JPMorgan Chase Bank	USD	90	NOK	500	02/28/13	2
JPMorgan Chase Bank	USD	165	NOK	920	02/28/13	3
JPMorgan Chase Bank	USD	349	SEK	2,279	02/28/13	10
JPMorgan Chase Bank	USD	119	SGD	147	02/28/13	—
JPMorgan Chase Bank	USD	119	SGD	147	02/28/13	—
JPMorgan Chase Bank	CAD	180	USD	181	02/28/13	1
JPMorgan Chase Bank	CZK	500	USD	26	02/28/13	(1)

See accompanying notes which are an integral part of this quarterly report.

210	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	EUR	679	USD	907	02/20/13	(15)
JPMorgan Chase Bank	EUR	45	USD	61	02/28/13	—
JPMorgan Chase Bank	EUR	45	USD	61	02/28/13	—
JPMorgan Chase Bank	EUR	56	USD	75	02/28/13	(1)
JPMorgan Chase Bank	EUR	57	USD	77	02/28/13	(1)
JPMorgan Chase Bank	EUR	68	USD	91	02/28/13	(2)
JPMorgan Chase Bank	EUR	90	USD	120	02/28/13	(2)
JPMorgan Chase Bank	EUR	112	USD	151	02/28/13	(1)
JPMorgan Chase Bank	EUR	115	USD	151	02/28/13	(5)
JPMorgan Chase Bank	EUR	115	USD	155	02/28/13	(2)
JPMorgan Chase Bank	EUR	145	USD	194	02/28/13	(3)
JPMorgan Chase Bank	GBP	160	USD	252	02/28/13	(2)
JPMorgan Chase Bank	GBP	2,898	USD	4,641	03/12/13	46
JPMorgan Chase Bank	HUF	5,200	USD	23	02/28/13	(1)
JPMorgan Chase Bank	INR	6,560	USD	121	02/28/13	(2)
JPMorgan Chase Bank	INR	6,560	USD	121	02/28/13	(2)
JPMorgan Chase Bank	JPY	465,547	USD	5,215	02/20/13	123
JPMorgan Chase Bank	JPY	10,600	USD	119	02/28/13	4
JPMorgan Chase Bank	KRW	1	USD	—	02/28/13	—
JPMorgan Chase Bank	MXN	142,228	USD	10,863	02/07/13	(321)
JPMorgan Chase Bank	MXN	577	USD	45	02/28/13	—
JPMorgan Chase Bank	NOK	1,000	USD	179	02/28/13	(4)
JPMorgan Chase Bank	NZD	145	USD	120	02/28/13	(1)
JPMorgan Chase Bank	RUB	190	USD	6	02/28/13	—
JPMorgan Chase Bank	SEK	245	USD	38	02/28/13	(1)
JPMorgan Chase Bank	SEK	490	USD	75	02/28/13	(2)
JPMorgan Chase Bank	SEK	490	USD	75	02/28/13	(2)
JPMorgan Chase Bank	SEK	490	USD	74	02/28/13	(3)
JPMorgan Chase Bank	TRY	25	USD	14	02/28/13	—
JPMorgan Chase Bank	ZAR	240	USD	28	02/28/13	1
Morgan Stanley	USD	2	CHF	2	02/28/13	—
Morgan Stanley	USD	76	EUR	57	02/28/13	2
Morgan Stanley	USD	1,626	MXN	21,459	03/26/13	53
Morgan Stanley	USD	101	MXN	1,305	04/03/13	1
Morgan Stanley	EUR	57	USD	77	02/28/13	(1)
Morgan Stanley	MXN	760	USD	60	02/28/13	—
Morgan Stanley	NOK	1,070	USD	191	02/28/13	(5)
National Australia Bank	USD	26	AUD	25	02/28/13	—
National Australia Bank	USD	385	JPY	33,721	02/28/13	(17)
National Australia Bank	USD	4	NZD	5	02/28/13	—
Royal Bank of Canada	USD	46	BRL	95	02/04/13	2
Royal Bank of Canada	USD	627	CAD	620	02/28/13	(6)
Royal Bank of Canada	USD	3,523	EUR	2,636	02/04/13	56
Royal Bank of Canada	USD	150	EUR	113	02/28/13	3
Royal Bank of Canada	USD	537	MXN	6,872	02/28/13	2
Royal Bank of Canada	BRL	95	USD	48	02/04/13	—
Royal Bank of Canada	CAD	633	USD	641	02/28/13	6
Royal Bank of Canada	CAD	10,795	USD	10,932	03/21/13	120
Royal Bank of Scotland PLC	USD	401	EUR	304	02/04/13	12
Royal Bank of Scotland PLC	USD	1,844	MXN	23,422	02/20/13	(5)
Standard Chartered Bank	EUR	37	USD	49	02/28/13	(1)
State Street Bank & Trust Co.	EUR	3	USD	4	02/01/13	—
UBS AG	USD	152	AUD	145	02/28/13	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	211

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	29	BRL	60	02/04/13	1
UBS AG	USD	48	BRL	95	02/04/13	—
UBS AG	USD	100	BRL	205	02/04/13	3
UBS AG	USD	100	BRL	206	02/04/13	3
UBS AG	USD	200	BRL	411	02/04/13	6
UBS AG	USD	400	BRL	822	02/04/13	13
UBS AG	USD	78	BRL	155	03/04/13	—
UBS AG	USD	2,875	BRL	5,944	04/02/13	90
UBS AG	USD	5	CHF	5	02/28/13	—
UBS AG	USD	60	CHF	55	02/28/13	—
UBS AG	USD	26	CLP	12,300	02/28/13	—
UBS AG	USD	25	COP	43,800	02/28/13	—
UBS AG	USD	26	CZK	500	02/28/13	—
UBS AG	USD	231	EUR	170	02/04/13	—
UBS AG	USD	8,658	EUR	6,441	02/04/13	88
UBS AG	USD	47	EUR	35	02/28/13	1
UBS AG	USD	120	EUR	90	02/28/13	2
UBS AG	USD	100	MXN	1,268	04/03/13	(1)
UBS AG	USD	100	MXN	1,298	04/03/13	2
UBS AG	USD	100	MXN	1,268	04/03/13	(1)
UBS AG	USD	100	MXN	1,287	04/03/13	1
UBS AG	USD	100	MXN	1,275	04/03/13	—
UBS AG	USD	400	MXN	5,101	04/03/13	(1)
UBS AG	USD	546	MXN	7,154	04/03/13	14
UBS AG	USD	28	TRY	50	02/28/13	—
UBS AG	BRL	155	USD	78	02/04/13	—
UBS AG	BRL	5,944	USD	2,896	02/04/13	(89)
UBS AG	CHF	112	USD	120	02/28/13	(3)
UBS AG	CLP	8,000	USD	17	02/28/13	—
UBS AG	COP	43,800	USD	25	02/28/13	—
UBS AG	EUR	183	USD	244	02/04/13	(5)
UBS AG	EUR	19,715	USD	26,209	02/04/13	(560)
UBS AG	EUR	45	USD	61	02/28/13	—
UBS AG	EUR	170	USD	231	03/04/13	—
UBS AG	EUR	6,441	USD	8,660	03/04/13	(87)
UBS AG	ILS	55	USD	15	02/28/13	—
UBS AG	JPY	13,450	USD	152	02/28/13	5
UBS AG	JPY	91,433	USD	1,026	04/17/13	25
UBS AG	KRW	161,880	USD	152	02/28/13	3
UBS AG	MXN	578	USD	46	02/28/13	—
UBS AG	MXN	760	USD	60	02/28/13	—
UBS AG	MXN	10,253	USD	784	04/04/13	(17)
UBS AG	SEK	245	USD	38	02/28/13	(1)
Westpac Banking Corp.	AUD	29	USD	31	02/28/13	—
Westpac Banking Corp.	EUR	797	USD	1,041	02/28/13	(41)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,112)

See accompanying notes which are an integral part of this quarterly report.

212	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Barclays Bank	GBP	110	Six Month LIBOR	1.877%	11/08/22	3
Deutsche Bank	USD	2,990	Three Month LIBOR	0.400%	03/20/15	3
Deutsche Bank	USD	325	Three Month LIBOR	1.784%	03/20/23	10
Goldman Sachs	USD	36,500	1.500%	Three Month LIBOR	03/18/16	212
Goldman Sachs	USD	21,200	1.000%	Federal Fund Effective Rate - 1 Year	10/15/17	(105)
HSBC	MXN	19,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	35
Morgan Stanley	MXN	10,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	18
Morgan Stanley	USD	5,800	1.000%	Twelve Month LIBOR	10/15/17	(29)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $256 (å)						147

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	213

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

Ally Financial, Inc.	Goldman Sachs	0.610%	USD	600	5.000%		06/20/14	37
Ally Financial, Inc.	JPMorgan	2.293%	USD	500	5.000%		06/20/15	32
Bank of America	Credit Suisse	0.348%	USD	1,400	1.000%		09/20/14	15
Berkshire Hathaway, Inc.	Bank of America	0.737%	USD	400	1.000%		03/20/16	3
Berkshire Hathaway, Inc.	Deutsche Bank	0.964%	USD	300	1.000%		06/20/17	—
Berkshire Hathaway, Inc.	Goldman Sachs	0.964%	USD	3,400	1.000%		06/20/17	1
Berkshire Hathaway, Inc.	Credit Suisse First Boston	1.007%	USD	400	1.000%		09/20/17	(1)
Berkshire Hathaway, Inc.	UBS	1.007%	USD	400	1.000%		09/20/17	(1)
Citigroup	Deutsche Bank	0.330%	USD	3,700	1.000%		09/20/14	39
Credit Agricole (London)	Credit Suisse	0.202%	USD	300	(1.000%	)	03/20/14	(2)
GE Capital Corp.	Barclays Bank PLC	0.109%	USD	700	1.670%		03/20/13	2
GE Capital Corp.	BNP Paribas	0.109%	USD	1,200	1.300%		03/20/13	2
GE Capital Corp.	BNP Paribas	0.109%	USD	100	1.250%		03/20/13	—
GE Capital Corp.	Citibank	0.144%	USD	200	4.200%		12/20/13	7
GE Capital Corp.	Citibank	0.144%	USD	200	4.325%		12/20/13	7
GE Capital Corp.	Deutsche Bank	0.144%	USD	200	4.230%		12/20/13	7
GE Capital Corp.	Deutsche Bank	0.144%	USD	100	4.900%		12/20/13	4
MetLife, Inc.	JPMorgan	0.164%	USD	1,400	1.000%		09/20/13	7
MetLife, Inc.	Citibank	0.554%	USD	1,700	1.000%		12/20/14	14
Morgan Stanley	Deutsche Bank	0.220%	USD	1,800	1.000%		06/20/13	6
Morgan Stanley	Credit Suisse First Boston	0.521%	USD	2,000	1.000%		09/20/14	15
Wells Fargo & Co.	Goldman Sachs	0.112%	USD	1,100	1.000%		06/20/13	4

Total Fair Value on Open Corporate Issues Premiums Paid (Received) - ($237)								198

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

CMBX AJ Index	Bank of America	USD	100	0.080%		12/13/49	(4)
CMBX AJ Index	Deutsche Bank	USD	300	0.080%		12/13/49	(11)
Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%		06/20/15	63
Dow Jones CDX Index	Citigroupglobal Markets	USD	5,800	(1.000%	)	06/20/17	(55)
Dow Jones CDX Index	JPMorgan	USD	96	0.553%		12/20/17	2
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%		06/20/15	19
Dow Jones CDX Index	Morgan Stanley	USD	12,700	(1.000%	)	12/20/17	(66)
Dow Jones CDX Index	Pershing	USD	97	0.548%		12/20/17	2
Markit iTraxx Europe Series 18 Index	Bank of America	EUR	2,500	(1.000%	)	12/20/17	20
Markit iTraxx Europe Series 18 Index	Barclays Bank	EUR	1,700	(1.000%	)	12/20/17	13
Markit iTraxx Europe Series 18 Index	BNP Paribas	EUR	1,600	(1.000%	)	12/20/17	13
Markit iTraxx Europe Series 18 Index	Goldman Sachs	EUR	3,100	(1.000%	)	12/20/17	24
Markit iTraxx Europe Series 18 Index	JPMorgan	EUR	1,500	(1.000%	)	12/20/17	12
Markit iTraxx Europe Series 18 Index	Morgan Stanley	EUR	1,100	(1.000%	)	12/20/17	9

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $179							41

See accompanying notes which are an integral part of this quarterly report.

214	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Fair Value $

Austrailia Government International Bond	JPMorgan	0.369%	USD	100	1.000%	06/20/17	3
Brazil Government International Bond	Barclays Bank PLC	0.763%	USD	1,700	1.000%	09/20/15	12
Brazil Government International Bond	Citibank	0.763%	USD	1,000	1.000%	09/20/15	7
Brazil Government International Bond	HSBC	0.763%	USD	700	1.000%	09/20/15	5
Brazil Government International Bond	UBS	0.763%	USD	500	1.000%	09/20/15	4
Brazil Government International Bond	Goldman Sachs	0.827%	USD	3,100	1.000%	03/20/16	20
Brazil Government International Bond	HSBC	0.827%	USD	300	1.000%	03/20/16	2
Brazil Government International Bond	Credit Suisse	0.879%	USD	2,200	1.000%	06/20/16	12
China Government International Bond	Deutsche Bank	0.673%	USD	700	1.000%	12/20/16	9
Japan Government International Bond	Barclays Bank PLC	0.361%	USD	800	1.000%	06/20/15	12
Japan Government International Bond	Bank of America	0.445%	USD	400	1.000%	12/20/15	6
Japan Government International Bond	Barclays Bank PLC	0.445%	USD	500	1.000%	12/20/15	8
Japan Government International Bond	UBS	0.445%	USD	400	1.000%	12/20/15	6
Japan Government International Bond	Goldman Sachs	0.477%	USD	700	1.000%	03/20/16	11
Japan Government International Bond	Goldman Sachs	0.477%	USD	700	1.000%	03/20/16	12
Japan Government International Bond	Goldman Sachs	0.477%	USD	900	1.000%	03/20/16	15
Japan Government International Bond	JPMorgan	0.477%	USD	1,200	1.000%	03/20/16	20
Japan Government International Bond	JPMorgan	0.477%	USD	700	1.000%	03/20/16	11
Korea Government International Bond	Deutsche Bank	0.492%	USD	300	1.000%	12/20/16	6
Mexico Government International Bond	Barclays Bank PLC	0.575%	USD	1,700	1.000%	09/20/15	20
Mexico Government International Bond	Deutsche Bank	0.636%	USD	1,000	1.000%	03/20/16	12
Mexico Government International Bond	Deutsche Bank	0.687%	USD	2,500	1.000%	06/20/16	28
Mexico Government International Bond	HSBC	1.301%	USD	1,300	1.000%	03/20/21	(24)
United Kingdom Gilt	Goldman Sachs	0.276%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	Citibank	0.341%	USD	300	1.000%	03/20/16	6
United Kingdom Gilt	Deutsche Bank	0.341%	USD	400	1.000%	03/20/16	8
United Kingdom Gilt	Goldman Sachs	0.341%	USD	300	1.000%	03/20/16	6
United Kingdom Gilt	UBS	0.364%	USD	800	1.000%	06/20/16	17
United Kingdom Gilt	Goldman Sachs	0.385%	USD	1,300	1.000%	09/20/16	29
United Kingdom Gilt	Morgan Stanley	0.385%	USD	2,500	1.000%	09/20/16	56
United States Government Bond	BNP Paribas	0.329%	EUR	2,000	0.250%	09/20/16	(12)
Venezuela Government International Bond	Deutsche Bank	5.693%	USD	300	5.000%	03/20/15	(4)

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - ($79)							325

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($137) (å)							564

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	215

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$121,156	$5,435	$126,591
Corporate Bonds and Notes	—	140,954	5,537	146,491
International Debt	—	112,354	—	112,354
Mortgage-Backed Securities	—	429,918	9,305	439,223
Municipal Bonds	—	9,400	—	9,400
Non-US Bonds	—	59,180	—	59,180
United States Government Agencies	—	7,142	—	7,142
United States Government Treasuries	—	244,371	—	244,371
Preferred Stocks	387	—	1,590	1,977
Options Purchased	3	—	—	3
Short-Term Investments	—	190,208	2,872	193,080
Repurchase Agreements	—	87,700	—	87,700

Total Investments	390	1,400,889	24,739	1,427,512

Other Financial Instruments
Futures Contracts	587	—	—	587
Options Written	—	(544)	—	(544)
Foreign Currency Exchange Contracts	2	(1,114)	—	(1,112)
Interest Rate Swap Contracts	—	(109)	—	(109)
Credit Default Swap Contracts	—	701	—	701

Total Other Financial Instruments*	$589	$(1,066)	$—	$(477)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended January 31, 2013 were as follows:

Category and Subcategory	Beginning Balance as of 11/01/12	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)

Long-Term Investments
Asset-Backed Securities	$5,055	$419	$80	$—	$—
Corporate Bonds and Notes	—	5,751	—	(3)	—
International Debt	1,397	—	—	—	—
Mortgage-Backed Securities	8,977	2,487	2,177	—	17
Non- US Bonds	1,224	—	591	—	12
Preferred Stocks	1,607	—	—	—	—
Short -Term Investments	2,972	—	121	15	—

Total -Term Investments	21,232	8,657	2,969	12	29

See accompanying notes which are an integral part of this quarterly report.

216	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Category and Subcategory	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 01/31/13	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 01/31/13

Long-Term Investments
Asset-Backed Securities	$—	$—	$41	$5,435	$19
Corporate Bonds and Notes	—	—	(211)	5,537	(211)
International Debt	—	1,397	—	—	—
Mortgage-Backed Securities	—	—	1	9,305	25
Non- US Bonds	—	623	(22)	—	(22)
Preferred Stocks	—	—	(17)	1,590	(17)
Short -Term Investments	—	—	6	2,872	10

Total Investments	—	2,020	(202)	24,739	(196)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	217

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Municipal Bonds - 96.5%
Alabama - 1.0%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,315
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	653
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,041
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,102
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,449
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	257
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,408

				7,225

Alaska - 0.1%
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	908

Arizona - 3.4%
Arizona Department of Transportation State Highway Fund Revenue Bonds	1,500	5.000	07/01/14	1,597
Arizona Department of Transportation State Highway Fund Revenue Bonds	4,300	5.000	07/01/25	5,277
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,360
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,281
Arizona School Facilities Board Revenue Bonds	1,500	5.000	07/01/16	1,655
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,777
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,500	5.000	10/01/20	1,879
City of Mesa Arizona Revenue Bonds (µ)	560	5.250	07/01/14	598
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,210
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,690
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,927
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,243

				25,494

Arkansas - 0.2%
State of Arkansas General Obligation Unlimited	1,750	5.000	08/01/13	1,791

California - 7.8%
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,734
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,139
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,175
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	3,063
California State Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,129
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,198
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,148
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,289
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,665
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,616
California Statewide Communities Development Authority Revenue Bonds (µ)(Ê)	610	4.100	04/01/28	613
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	235
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	586
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	148
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	506
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,323
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	501
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	825
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	925
Los Angeles Department of Water & Power Revenue Bonds	1,280	5.000	01/01/16	1,428
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,436
Los Angeles Unified School District General Obligation Unlimited (µ)(æ)	1,150	5.000	07/01/13	1,172
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,667

218	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,098
San Diego Public Facilities Financing Authority Sewer Revenue Bonds	240	5.000	05/15/21	287
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,232
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,799
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,199
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,200
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,184
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,476
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,532
State of California General Obligation Unlimited	2,500	5.500	04/01/21	3,096
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,229
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,208
State of California General Obligation Unlimited (µ)(Ê)	100	0.080	07/01/23	100
State of California General Obligation Unlimited	2,500	5.250	09/01/28	3,021
State of California General Obligation Unlimited	450	5.000	02/01/31	525
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,734
University of California Revenue Bonds	500	4.000	05/15/14	524

				57,965

Colorado - 2.9%
City & County of Denver Colorado Airport System Revenue Revenue Bonds	1,965	5.000	11/15/25	2,349
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,876
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,106
Colorado Housing & Finance Authority Revenue Bonds	11,350	5.000	05/15/14	12,027
Colorado Housing & Finance Authority Revenue Bonds	20	6.300	08/01/16	20
E-470 Public Highway Authority Revenue Bonds (µ)	850	5.000	09/01/17	921

				21,299

Connecticut - 0.8%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,979
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,801

				5,780

Delaware - 0.6%
Delaware Transportation Authority Revenue Bonds (µ)(æ)	1,305	5.000	07/01/15	1,449
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,523
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,179

				4,151

Florida - 7.3%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,082
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,848
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,912
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,936
City of Lakeland Florida Energy System Revenue Bonds (µ)	2,000	5.000	10/01/17	2,326
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,098
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	555
County of Miami-Dade Florida Water & Sewer System Revenue Bonds (µ)	1,500	5.250	10/01/19	1,828
County of Orange Florida Sales Tax Revenue Revenue Bonds	8,885	5.000	01/01/20	10,892
County of Sarasota Florida Utility System Revenue Revenue Bonds (µ)	2,290	5.000	10/01/18	2,536
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,037
Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,300
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,076
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,182
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,148
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/14	1,845

Russell Tax Exempt Bond Fund	219

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,697
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,978
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,067
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	869
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,141
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,903
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,483
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,066

				54,805

Georgia - 3.2%
Atlanta Independent School System Certificate Of Participation	2,000	5.000	03/01/17	2,298
City of Atlanta Georgia Department of Aviation Revenue Bonds	2,000	5.000	01/01/16	2,239
City of Atlanta Georgia Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	3,014
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,283
City of Atlanta Georgia Water & Wastewater Revenue Bonds (µ)	2,000	5.500	11/01/23	2,352
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,638
Georgia State Road & Tollway Authority Revenue Bonds	1,150	5.000	03/01/19	1,415
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	998
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,725
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,145
State of Georgia General Obligation Unlimited	1,000	5.000	11/01/16	1,163
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,472
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,779

				23,521

Guam - 0.2%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	550
Territory of Guam Revenue Bonds	785	5.000	01/01/32	887

				1,437

Hawaii - 0.7%
City & County Honolulu Hawaii Wastewater System Revenue Bonds (µ)	1,500	5.000	07/01/19	1,773
Hawaii Housing & Community Development Corp. Revenue Bonds	100	3.700	01/01/22	103
Hawaii State Department of Budget & Finance Revenue Bonds	2,290	0.304	07/01/24	2,084
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,089

				5,049

Idaho - 0.5%
Boise State University Revenue Bonds	1,100	5.000	04/01/17	1,277
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,570
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,149

				3,996

Illinois - 3.8%
City of Chicago Illinois General Obligation Unlimited (µ)	2,500	5.000	01/01/17	2,689
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,376
City of Chicago Illinois General Obligation Unlimited (µ)(Ê)	500	0.100	01/01/42	500
City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,000	5.000	01/01/19	1,113
City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,320	5.000	01/01/20	1,521
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,201
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,086
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	429

220	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,723
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,161
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,182
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,925	5.250	06/01/20	2,326
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.500	06/01/23	1,196
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,500	6.250	06/01/24	2,805
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,165
State of Illinois Revenue Bonds	2,300	5.000	12/15/15	2,583
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,134
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,337

				28,527

Indiana - 1.2%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,123
City of Indianapolis Indiana Gas Utility Revenue Bonds (µ)	1,000	5.000	08/15/23	1,167
Indiana Bond Bank Revenue Bonds (µ)	20	5.750	08/01/13	20
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,096
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,797
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,208
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,281
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,190

				8,882

Iowa - 0.7%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,052
Iowa Finance Authority Revenue Bonds (Ê)	2,500	0.180	12/01/50	2,500
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,974

				5,526

Louisiana - 0.7%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,144
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	2,460	6.750	06/01/26	2,945
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,132

				5,221

Maryland - 1.6%
County of Montgomery Maryland General Obligation Unlimited	1,000	5.000	07/01/17	1,184
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,671
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,145
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,422
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,083
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	510
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,130
State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,509
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,605

				12,259

Massachusetts - 1.6%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,056
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,172
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,537
Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,482
Massachusetts Port Authority Revenue Bonds	1,000	5.000	07/01/21	1,245
Massachusetts School Building Authority Revenue Bonds	1,015	5.000	08/15/17	1,209
Massachusetts School Building Authority Revenue Bonds	1,000	5.000	10/15/22	1,249

Russell Tax Exempt Bond Fund	221

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Massachusetts Water Pollution Abatement Trust (The) Revenue Bonds	1,090	5.000	08/01/16	1,255
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,630

				11,835

Michigan - 3.0%
City of Detroit Michigan Sewage Disposal System Revenue Bonds (µ)	1,000	5.000	07/01/14	1,034
City of Detroit Michigan Water Supply System Revenue Bonds (µ)	1,015	5.000	07/01/18	1,091
Detroit City School District General Obligation Unlimited (µ)	1,000	6.000	05/01/19	1,200
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,777
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	521
Michigan Finance Authority Revenue Bonds	5,000	5.000	07/01/14	5,334
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,685
Michigan Finance Authority Revenue Bonds	3,500	5.000	07/01/21	4,196
Michigan State Hospital Finance Authority Revenue Bonds (æ)	1,000	5.500	11/01/13	1,039
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,143
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,370

				22,390

Minnesota - 2.9%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,377
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,207
City of Rochester Minnesota Revenue Bonds (Ê)	1,125	4.000	11/15/30	1,294
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,345
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	853
Elk River Independent School District No. 728 General Obligation Unlimited	5,175	4.000	02/01/15	5,538
Elk River Independent School District No. 728 General Obligation Unlimited	2,465	5.000	02/01/16	2,772
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,469
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	579
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,113
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,350

				21,897

Mississippi - 0.4%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,082
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,784

				2,866

Missouri - 0.7%
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,928
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,914

				4,842

Nebraska - 0.3%
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,299

Nevada - 0.9%
County of Clark Nevada Airport System Revenue Bonds (µ)	2,500	5.000	07/01/22	2,937
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,035
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,131
Las Vegas Valley Water District General Obligation Limited	1,000	5.000	06/01/22	1,231

				6,334

New Jersey - 3.8%
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,139
New Jersey Economic Development Authority Revenue Bonds (µ)	1,500	5.500	06/15/16	1,742

222	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,973
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,266
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	89
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,294
New Jersey Health Care Facilities Financing Authority Revenue Bonds	980	5.000	07/01/13	994
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,131
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,749
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,153
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)	1,500	5.000	06/15/18	1,635
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,192
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,503
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,559

				28,419

New Mexico - 0.5%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	3,876

New York - 12.5%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,554
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,651
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,664
City of New York New York General Obligation Unlimited	4,220	5.000	08/01/16	4,834
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,833
City of New York New York General Obligation Unlimited (µ)(Ê)	3,500	0.090	08/01/20	3,500
City of New York New York General Obligation Unlimited	3,445	5.000	08/01/22	4,334
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,179
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/21	1,230
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,705
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,812
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,726
New York City Municipal Water Finance Authority Revenue Bonds (µ)(æ)	375	5.000	12/15/14	408
New York City Municipal Water Finance Authority Revenue Bonds (µ)	490	5.000	06/15/21	531
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,107
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	3,030	5.000	02/01/15	3,308
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	1,000	5.000	11/01/18	1,219
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,500	5.000	11/15/18	3,051
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,748
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,110
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,781
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	2,039
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,242
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,230
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	224
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,161
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/21	8,393
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,780
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	899
New York State Dormitory Authority Revenue Bonds	835	5.000	07/01/24	1,018
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,947
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	913
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,905
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,587
New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,218
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,804
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,927
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,821
State of New York General Obligation Unlimited	1,500	5.000	02/15/14	1,574

Russell Tax Exempt Bond Fund	223

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,518
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,129
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,262
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,332
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,008
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,188

				93,404

North Carolina - 1.8%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,087
County of Wake North Carolina General Obligation Unlimited	1,025	5.000	03/01/22	1,307
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	726
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	425
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,004
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	3,131
State of North Carolina Revenue Bonds	1,660	5.000	05/01/16	1,882
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,231
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,401

				13,194

Ohio - 2.7%
City of Cleveland Ohio Airport System Revenue Bonds	585	5.000	01/01/28	668
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,335
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,247
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,157
State of Ohio Revenue Bonds	4,105	5.000	06/15/16	4,668
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,376
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,481
University of Cincinnati Revenue Bonds	1,965	5.000	06/01/21	2,393

				20,325

Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	283
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,055

				1,338

Oregon - 0.9%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,413
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,469
Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,176

				7,058

Pennsylvania - 6.6%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,275
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	986
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,233
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,362
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,047
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,619
Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,556
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,103
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,122
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,600	5.000	07/01/16	2,986
Pennsylvania Economic Development Financing Authority Revenue Bonds	3,020	5.000	01/01/22	3,521
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	07/01/22	2,269

224	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

Pennsylvania Economic Development Financing Authority Revenue Bonds	4,460	5.000	01/01/23	4,979
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,406
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,184
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,263
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,125	6.000	07/01/21	1,340
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,278
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,169
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,512
Philadelphia Authority for Industrial Development Revenue Bonds (µ)(Ê)	1,000	0.110	03/01/27	1,000
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,350
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,473
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,231

				49,264

Puerto Rico - 3.4%
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	1,780	5.250	07/01/13	1,816
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	791
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/16	718
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,873
Puerto Rico Electric Power Authority Revenue Bonds (µ)	2,105	5.500	07/01/16	2,273
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,072
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	546
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,280	5.375	07/01/18	1,404
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,027
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	199
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,086
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/14	2,144
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (æ)	30	6.125	02/01/14	32
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	650	5.000	08/01/22	771
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,811
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	970	6.125	08/01/29	1,009
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	2,892

				25,464

Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,500	5.000	09/01/22	1,911

South Carolina - 0.8%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,197
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,153
South Carolina State Public Service Authority Revenue Bonds	3,000	5.000	12/01/19	3,716

				6,066

Tennessee - 0.4%
City of Memphis Tennessee Electric System Revenue Revenue Bonds	1,135	5.000	12/01/15	1,275
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue Bonds	1,500	5.000	07/01/21	1,862

				3,137

Texas - 7.4%
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	800	5.000	02/15/17	896
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	415	5.000	02/15/18	464
City of Austin Texas Water & Wastewater System Revenue Bonds (µ)	1,000	5.250	11/15/14	1,087
City of Bryan Texas Electric System Revenue Revenue Bonds	1,000	5.000	07/01/15	1,101
City of Corpus Christi Texas Utility System Revenue Revenue Bonds	1,660	5.000	07/15/22	2,040
City of Dallas Texas Waterworks & Sewer System Revenue Bonds	2,000	5.000	10/01/18	2,441

Russell Tax Exempt Bond Fund	225

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Fair Value $

City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,000	5.000	02/15/13	1,001
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,564
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,761
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,590
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,193
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/14	719
City of San Antonio Texas Water System Revenue Revenue Bonds	2,250	5.000	05/15/24	2,712
City Public Service Board of San Antonio Texas Revenue Bonds	50	5.250	02/01/13	50
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,047
City Public Service Board of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,199
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,304
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,132
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,092
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,420
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	317
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	226
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	283
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/23	1,073
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,397
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	866
Houston Independent School District General Obligation Limited	1,500	4.000	02/15/16	1,656
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,473
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/14	1,071
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,121
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,396
State of Texas General Obligation Unlimited	2,500	5.000	04/01/15	2,747
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,714
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,204
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,798
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,567
Texas Public Finance Authority Revenue Bonds	1,905	5.000	07/01/14	2,031
Texas Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,806

				54,991

Utah - 0.3%
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,298

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	205

Virginia - 2.9%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	550
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	754
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,171
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,851
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,624
University of Virginia Revenue Bonds (æ)	2,345	5.000	06/01/13	2,381
University of Virginia Revenue Bonds	205	5.000	06/01/20	208
University of Virginia Revenue Bonds	240	5.000	06/01/21	243
Virginia College Building Authority Revenue Bonds (æ)	2,065	5.000	02/01/14	2,162
Virginia College Building Authority Revenue Bonds	2,350	5.000	02/01/22	2,958
Virginia Commonwealth Transportation Board Revenue Bonds	2,000	5.000	03/15/18	2,390
Virginia Commonwealth Transportation Board Revenue Bonds	1,250	4.750	05/15/21	1,310
Virginia Public Building Authority Revenue Bonds	1,000	5.000	08/01/14	1,069
Virginia Public School Authority Revenue Bonds	1,000	5.000	08/01/17	1,182

				21,853

226	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Fair Value $

Washington - 4.9%
City of Seattle Washington Municipal Light & Power Revenue Bonds	1,500		5.000	02/01/14	1,571
City of Seattle Washington Water System Revenue Revenue Bonds	6,000		5.000	09/01/22	7,609
Clark County Public Utility District No. 1 Revenue Bonds	1,375		5.000	01/01/14	1,432
County of King Washington Sewer Revenue Bonds (µ)	1,625		5.000	01/01/14	1,695
Energy Northwest Revenue Bonds	1,000		5.000	07/01/14	1,066
Energy Northwest Revenue Bonds	2,500		5.000	07/01/15	2,769
Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,209
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000		5.000	12/01/14	1,086
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115		5.000	12/01/18	1,329
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)(æ)	1,000		5.000	12/01/15	1,127
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,189
Snohomish County School District No. 15 Edmonds General Obligation Unlimited (µ)(æ)	2,000		5.000	06/01/16	2,289
State of Washington General Obligation Unlimited	10,445		5.000	07/01/17	12,330

					36,701

West Virginia - 0.2%
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,678

Wisconsin - 0.3%
Wisconsin Department of Transportation Revenue Bonds (µ)	1,500		5.000	07/01/19	1,841
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220		5.250	05/01/13	223

					2,064

Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,081

Total Municipal Bonds (cost $683,383)					720,626

Short-Term Investments - 5.5%
Russell U.S. Cash Management Fund	41,104,377	(¥)			41,104

Total Short-Term Investments (cost $41,104)					41,104

Total Investments - 102.0% (identified cost $724,487)					761,730

Other Assets and Liabilities, Net - (2.0%)					(14,910)

Net Assets - 100.0%					746,820

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	227

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$7,225	$—	$7,225
Alaska	—	908	—	908
Arizona	—	25,494	—	25,494
Arkansas	—	1,791	—	1,791
California	—	57,965	—	57,965
Colorado	—	21,299	—	21,299
Connecticut	—	5,780	—	5,780
Delaware	—	4,151	—	4,151
Florida	—	54,805	—	54,805
Georgia	—	23,521	—	23,521
Guam	—	1,437	—	1,437
Hawaii	—	5,049	—	5,049
Idaho	—	3,996	—	3,996
Illinois	—	28,527	—	28,527
Indiana	—	8,882	—	8,882
Iowa	—	5,526	—	5,526
Louisiana	—	5,221	—	5,221
Maryland	—	12,259	—	12,259
Massachusetts	—	11,835	—	11,835
Michigan	—	22,390	—	22,390
Minnesota	—	21,897	—	21,897
Mississippi	—	2,866	—	2,866
Missouri	—	4,842	—	4,842
Nebraska	—	2,299	—	2,299
Nevada	—	6,334	—	6,334
New Jersey	—	28,419	—	28,419
New Mexico	—	3,876	—	3,876
New York	—	93,404	—	93,404
North Carolina	—	13,194	—	13,194
Ohio	—	20,325	—	20,325
Oklahoma	—	1,338	—	1,338
Oregon	—	7,058	—	7,058
Pennsylvania	—	49,264	—	49,264
Puerto Rico	—	25,464	—	25,464
Rhode Island	—	1,911	—	1,911
South Carolina	—	6,066	—	6,066
Tennessee	—	3,137	—	3,137
Texas	—	54,991	—	54,991
Utah	—	2,298	—	2,298
Virgin Islands	—	205	—	205
Virginia	—	21,853	—	21,853
Washington	—	36,701	—	36,701
West Virginia	—	1,678	—	1,678
Wisconsin	—	2,064	—	2,064
Wyoming	—	1,081	—	1,081
Short-Term Investments	—	41,104	—	41,104

Total Investments	$—	$761,730	$—	$761,730

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

228	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 10.5%
United States Government Agencies - 8.4%
Federal Farm Credit Banks
0.231% due 04/21/14 (Ê)	12,685	12,692
0.250% due 05/21/14 (Ê)	25,000	25,010
0.250% due 06/11/14 (Ê)	13,000	13,004
0.186% due 07/16/14 (Ê)	8,000	8,000
0.220% due 10/23/14 (Ê)	15,000	14,998
Federal Home Loan Mortgage Corp.
1.375% due 02/25/14	13,742	13,915
Federal National Mortgage Association
0.360% due 06/23/14 (Ê)	14,100	14,125
0.187% due 09/11/14 (Ê)	9,000	9,001

		110,745

United States Government Treasuries - 2.1%
United States Treasury Notes
1.250% due 02/15/14 (§)	17,000	17,187
1.875% due 02/28/14 (§)	5,000	5,091
0.250% due 04/30/14	5,000	5,003

		27,281

Total Long-Term Investments (cost $137,961)		138,026

Short-Term Investments - 86.0%
Fannie Mae
3.625% due 02/12/13	12,000	12,013
Federal Farm Credit Banks
3.875% due 10/07/13 (ž)	9,530	9,770
0.230% due 12/30/13 (Ê)	10,000	10,004
Federal Home Loan Bank Discount Notes
Zero coupon due 04/15/13 (ž)	8,000	7,999
Federal Home Loan Banks
0.240% due 04/12/13	13,000	13,003
0.240% due 04/16/13	12,500	12,503
0.200% due 05/02/13	24,000	24,002
0.290% due 11/08/13	12,000	12,010
0.240% due 11/25/13 (Ê)	15,000	15,008
Series 1
0.370% due 03/15/13 (Ê)	15,000	15,004
0.230% due 12/04/13 (Ê)	12,000	12,006
Federal Home Loan Mortgage Corp.
0.165% due 03/21/13 (Ê)	18,000	18,002
0.625% due 12/23/13	27,000	27,100
Federal National Mortgage Association
0.380% due 08/09/13 (Ê)	6,000	6,007
0.178% due 11/08/13 (Ê)	15,000	15,002
Federal National Mortgage Association Discount Notes
Zero coupon due 02/19/13 (ç)(ž)	20,000	19,998
Zero coupon due 04/01/13 (ž)(ç)(§)	10,000	9,998
Freddie Mac
4.500% due 01/15/14	10,000	10,410

	Principal Amount ($) or Shares		Fair Value $
Freddie Mac Discount Notes
Zero coupon due 03/13/13 (ç)(ž)	10,000		9,998
Zero coupon due 08/20/13 (ž)	10,000		9,995
Zero coupon due 08/20/13	4,000		3,998
Russell U.S. Cash Management Fund	567,960,765	(¥)	567,961
United States Treasury Bills
0.046% due 04/18/13	3,000		3,000
0.058% due 04/18/13	3,000		3,000
0.071% due 04/18/13	58,000		57,992
0.125% due 07/05/13 (§)	10,000		9,996
0.173% due 08/22/13 (ž)	80,000		79,953
0.178% due 09/19/13 (ž)	80,000		79,947
United States Treasury Notes
0.625% due 02/28/13	7,000		7,003
1.750% due 04/15/13	5,000		5,017
1.375% due 05/15/13 (§)	15,000		15,054
0.500% due 05/31/13 (§)	6,000		6,008
1.000% due 07/15/13 (§)	20,000		20,080

Total Short-Term Investments (cost $1,128,674)			1,128,841

Total Investments - 96.5% (identified cost $1,266,635)			1,266,867

Other Assets and Liabilities, Net - 3.5%			45,962

Net Assets - 100.0%			1,312,829

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	229

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Corn Futures	115	USD	3,398	12/13	(1)
Light Sweet Crude Oil Futures	103	USD	10,164	08/13	345
Natural Gas Futures	343	USD	11,635	03/13	(1,558)

Short Positions
Corn Futures	115	USD	4,258	03/13	(2)
Light Sweet Crude Oil Futures	103	USD	10,136	04/13	(342)
Natural Gas Futures	343	USD	11,453	02/13	659

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					(899)

See accompanying notes which are an integral part of this quarterly report.

230	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Custom DJ-UBS Excess Return Index	Merrill Lynch	USD	106,034	0.250%	06/14/13	—
Dow Jones-UBS Commodity Index Total Return	BNP Paribas	USD	41,668	3 Month T-Bill plus 0.250%	02/26/13	419
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	7,274	0.150%	04/09/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	14,027	0.150%	04/29/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	4,314	0.150%	04/29/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	7,882	0.180%	04/29/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	10,237	0.180%	05/01/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	8,187	0.180%	05/01/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	10,750	0.180%	05/01/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	39,891	0.150%	05/20/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	15,943	0.000%	05/29/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	10,352	0.180%	05/29/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	2,464	0.000%	06/05/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	4,742	0.000%	06/05/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	2,430	0.000%	06/05/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	16,810	0.180%	06/06/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	10,630	0.000%	06/14/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	16,719	0.180%	06/14/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	4,539	0.150%	06/14/13	—
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	3,763	0.000%	07/08/13	—
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	9,045	3 Month T-Bill plus 0.158%	02/26/13	(91)
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	31,946	3 Month T-Bill plus 0.158%	12/23/13	181
Dow Jones-UBS Commodity Index Total Return	Societe Generale	USD	48,220	3 Month T-Bill plus 0.148%	02/26/13	485
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	95,806	0.270%	06/11/13	—
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	164,364	0.270%	06/11/13	—
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	8,455	0.270%	08/27/13	—
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	30,814	3 Month T-Bill plus 0.158%	10/23/13	174

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	231

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Fair Value $

Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Morgan Stanley	USD	2,921	3 Month T-Bill plus 0.247%	02/26/13	(30)
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Morgan Stanley	USD	245,338	3 Month T-Bill plus 0.247%	12/23/13	1,525
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Societe Generale	USD	47,486	3 Month T-Bill plus 0.296%	02/26/13	495
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	UBS AG	USD	45,510	3 Month T-Bill plus 0.296%	10/23/13	283
Palladium Excess Return Index	Merrill Lynch	USD	12,747	0.180%	05/29/13	—
Russell Jeffries Diversified I Index	Newedge Group	USD	319,548	0.350%	09/09/31	(946)

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						2,495

See accompanying notes which are an integral part of this quarterly report.

232	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$110,745	$—	$110,745
United States Government Treasuries	—	27,281	—	27,281
Short-Term Investments	—	1,128,841	—	1,128,841

Total Investments	—	1,266,867	—	1,266,867

Other Financial Instruments
Futures Contracts	(899)	—	—	(899)
Index Swaps Contracts	—	2,495	—	2,495

Total Other Financial Instruments*	$(899)	$2,495	$—	$1,596

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	233

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 95.1%
Australia - 7.8%
APA Group	179,700	1,081
Asciano, Ltd.	2,202,648	11,094
DUET Group	441,257	1,012
Macquarie Atlas Roads Group (Æ)	283,609	509
SP AusNet	6,969,804	8,358
Spark Infrastructure Group	3,894,928	7,128
Sydney Airport	2,920,029	9,653
Transurban Group - ADR (Æ)	5,425,720	34,513

		73,348

Austria - 0.1%
Oesterreichische Post AG	21,089	921

Belgium - 0.1%
Elia System Operator SA	10,268	480

Bermuda - 0.5%
Beijing Enterprises Water Group, Ltd.	9,470,429	2,369
Brookfield Renewable Energy Partners, LP	22,758	688
GasLog, Ltd.	69,525	884
NWS Holdings, Ltd.	10,817	19
Sinopec Kantons Holdings, Ltd.	969,772	823

		4,783

Brazil - 1.9%
CCR SA	91,980	949
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	108,770	4,841
Cia de Saneamento de Minas Gerais-COPASA (Æ)	40,662	990
Cia Energetica de Minas Gerais	99,400	1,078
Cia Paranaense de Energia - ADR (Æ)	21,842	353
EcoRodovias Infraestrutura e Logistica SA	193	2
Santos Brasil Participacoes SA	8,808	142
Transmissora Alianca de Energia Eletrica SA	447,663	5,283
Ultrapar Participacoes SA	73,651	1,778
Wilson Sons, Ltd. Class BDR	186,081	2,989

		18,405

Canada - 7.8%
AltaGas, Ltd. - ADR	44,564	1,578
Emera, Inc.	60,703	2,163
Enbridge, Inc.	876,394	38,455
Fortis, Inc.	66,836	2,321
Gibson Energy, Inc.	47,412	1,194
Pembina Pipeline Corp.	303,100	8,795
TransCanada Corp.	342,964	16,239
Westshore Terminals Investment Corp.	75,350	2,159

		72,904

Chile - 0.4%
Aguas Andinas SA Class A	1,050,260	771
E.CL SA	1,132,753	2,676
Empresa Nacional de Electricidad SA - ADR	13,471	695

		4,142

	Principal Amount ($) or Shares	Fair Value $
China - 1.6%
China Resources Gas Group, Ltd.	1,130,324	2,507
COSCO Pacific, Ltd.	2,632,044	4,269
ENN Energy Holdings, Ltd.	345,186	1,654
Huaneng Power International, Inc. Class H	2,210,462	2,280
Jiangsu Expressway Co., Ltd. Class H	2,579,429	2,661
Sichuan Expressway Co., Ltd. Class H (Æ)	5,244,000	1,900

		15,271

Czech Republic - 0.1%
CEZ AS	19,798	641

France - 7.5%
Aeroports de Paris	162,057	13,370
GDF Suez	870,803	17,866
Groupe Eurotunnel SA	1,589,319	13,520
Rubis SCA	29,771	2,157
Veolia Environnement SA	82,682	1,066
Vinci SA	439,543	22,395

		70,374

Germany - 2.4%
E.ON SE	754,008	13,110
Fraport AG Frankfurt Airport Services Worldwide	152,141	9,224

		22,334

Hong Kong - 4.3%
Beijing Enterprises Holdings, Ltd.	146,978	1,058
Cheung Kong Infrastructure Holdings, Ltd.	742,841	4,713
China Everbright International, Ltd.	7,206,909	3,968
China Merchants Holdings International Co., Ltd.	3,539,282	12,550
China Resources Power Holdings Co., Ltd.	228,881	633
CLP Holdings, Ltd.	887,554	7,548
Guangdong Investment, Ltd.	1,876,941	1,559
Hong Kong & China Gas Co., Ltd.	1,079,076	3,061
MTR Corp., Ltd.	298,903	1,233
Power Assets Holdings, Ltd.	508,037	4,402

		40,725

India - 0.3%
GAIL India, Ltd. - GDR	45,941	1,794
Power Grid Corp. of India, Ltd.	402,616	834

		2,628

Italy - 3.1%
Atlantia SpA	1,366,542	25,290
Enel SpA	546,254	2,382
Hera SpA	299,405	551
Snam Rete Gas SpA	99,900	505
Terna Rete Elettrica Nazionale SpA	120,507	508

		29,236

234	Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Japan - 3.2%
Central Japan Railway Co.	41,900	3,666
East Japan Railway Co.	89,900	6,076
Japan Airport Terminal Co., Ltd.	119,636	1,252
Kamigumi Co., Ltd.	1,087,140	8,869
Kansai Electric Power Co., Inc. (The)	111,562	1,061
Osaka Gas Co., Ltd.	1,740,000	6,527
Tokyo Gas Co., Ltd.	592,830	2,794

		30,245

Luxembourg - 0.4%
SES SA	126,887	3,884

Malaysia - 0.2%
Petronas Gas BHD	257,576	1,539

Marshall Islands - 0.1%
Golar LNG Partners, LP (Ñ)	21,424	632

Mexico - 0.5%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	31,240	1,944
Grupo Aeroportuario del Sureste SAB de CV - ADR	10,748	1,283
OHL Mexico SAB de CV (Æ)	277,161	627
Promotora y Operadora de Infraestructura SAB de CV (Æ)	82,300	589

		4,443

Netherlands - 3.0%
Koninklijke Vopak NV	411,852	28,123

New Zealand - 1.0%
Auckland International Airport, Ltd.	2,436,834	5,798
Port of Tauranga, Ltd.	284,123	3,305
Vector, Ltd.	51,413	121

		9,224

Norway - 0.1%
Hafslund ASA Class B	103,015	928

Philippines - 0.8%
International Container Terminal Services, Inc.	2,904,539	5,429
Manila Water Co., Inc.	1,046,172	923
Metro Pacific Investments Corp.	12,584,634	1,609

		7,961

Portugal - 0.1%
Energias de Portugal SA	257,704	831

Singapore - 1.9%
Cityspring Infrastructure Trust (Æ)	3,532,737	1,299
ComfortDelGro Corp., Ltd.	262,338	409
Hutchison Port Holdings Trust Class U	5,164,157	4,235
Hyflux, Ltd.	1,084,026	1,178

	Principal Amount ($) or Shares	Fair Value $
Parkway Life Real Estate Investment Trust (Æ)(ö)	1,047,454	1,972
SATS, Ltd.	1,066,454	2,628
SembCorp Industries, Ltd.	423,200	1,874
Singapore Post, Ltd.	3,312,037	3,238
SMRT Corp., Ltd.	1,157,134	1,524

		18,357

Spain - 2.4%
Abertis Infraestructuras SA	1,161,022	19,894
Ferrovial SA	109,382	1,753
Red Electrica Corp. SA	10,100	562

		22,209

Switzerland - 1.4%
Flughafen Zuerich AG	29,908	13,318

United Kingdom - 7.6%
BBA Aviation PLC	2,871,683	10,111
Centrica PLC	1,081,591	6,007
Inmarsat PLC	353,639	3,618
National Grid PLC	1,653,334	18,132
National Grid PLC - ADR	233,138	12,804
Pennon Group PLC	15,238	163
Scottish & Southern Energy PLC	794,399	17,878
Serco Group PLC	290,300	2,553
Severn Trent PLC Class H	21,378	550

		71,816

United States - 34.5%
Access Midstream Partners, LP	30,000	1,094
AES Corp.	636,200	6,896
American Tower Corp. Class A (ö)	387,312	29,494
American Water Works Co., Inc.	330,050	12,634
Atmos Energy Corp.	218,658	8,169
CenterPoint Energy, Inc.	364,576	7,452
Chesapeake Utilities Corp.	110	5
CMS Energy Corp.	66,284	1,704
Connecticut Water Service, Inc.	111,587	3,307
Covanta Holding Corp.	273	5
Crown Castle International Corp. (Æ)	256,610	18,096
CSX Corp.	171,100	3,769
CyrusOne, Inc. (Æ)(ö)	10,350	219
Dominion Resources, Inc.	31,933	1,728
Duke Energy Corp.	113,566	7,807
DuPont Fabros Technology, Inc. (ö)	42,317	1,000
Enterprise Products Partners, LP (Ñ)	88,665	5,025
Equities Midstream Partners, LP	24,779	875
Exelon Corp.	458,190	14,406
FirstEnergy Corp.	41,933	1,698
ITC Holdings Corp.	120,236	9,739
Kinder Morgan, Inc.	264,061	9,892
MarkWest Energy Partners, LP	9,010	498
Middlesex Water Co.	17,623	340
MPLX, LP (Ñ)	24,500	843
NextEra Energy, Inc.	185,870	13,392

Russell Global Infrastructure Fund	235

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Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

NiSource, Inc.	139,200		3,763
Norfolk Southern Corp.	54,900		3,781
Northeast Utilities	266,960		10,873
Northwest Natural Gas Co.	8,836		401
OGE Energy Corp.	9,525		559
Oiltanking Partners, LP	28,769		1,157
Pepco Holdings, Inc.	5,050		99
PG&E Corp.	314,756		13,421
Piedmont Natural Gas Co., Inc.	239,650		7,611
Pinnacle West Capital Corp.	15,939		851
PPL Corp.	603,261		18,273
Public Service Enterprise Group, Inc.	226,700		7,069
Questar Corp.	19,718		458
Republic Services, Inc. Class A	146,800		4,681
Rose Rock Midstream, LP	19,377		626
SBA Communications Corp. Class A (Æ)	122,785		8,553
SemGroup Corp. Class A (Æ)	31,200		1,347
Sempra Energy	34,683		2,603
Southern Co.	273,659		12,104
Southwest Gas Corp.	65,411		2,913
Spectra Energy Corp.	519,601		14,434
Standard Parking Corp. (Æ)	142,938		2,996
Targa Resources Corp.	18,974		1,145
Tesoro Logistics, LP (Ñ)	61,121		2,689
UIL Holdings Corp.	315		12
Union Pacific Corp.	27,200		3,576
Unitil Corp.	152,708		4,090
USA Compression Partners, LP (Æ)	46,200		819
Westar Energy, Inc.	124,083		3,731
Western Gas Partners, LP	29,270		1,539
Williams Cos., Inc. (The)	607,668		21,299
Wisconsin Energy Corp.	67,690		2,669
Xcel Energy, Inc.	124,372		3,455

			323,684

Total Common Stocks (cost $819,481)			893,386

Short-Term Investments - 4.3%
United States - 4.3%
Russell U.S. Cash Management Fund	40,822,682	(¥)	40,823

Total Short-Term Investments (cost $40,823)			40,823

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 0.2%
Russell U.S. Cash Collateral Fund (×)	1,432,045	(¥)	1,432

Total Other Securities (cost $1,432)			1,432

Total Investments - 99.6% (identified cost $861,736)			935,641

Other Assets and Liabilities, Net - 0.4%			3,840

Net Assets - 100.0%			939,481

See accompanying notes which are an integral part of this quarterly report.

236	Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	37	AUD	4,482	03/13	204
CAC 40 Index Futures (France)	70	EUR	2,612	02/13	—
DAX Index Futures (Germany)	11	EUR	2,144	03/13	6
EURO STOXX 50 Index Futures (EMU)	53	EUR	1,437	03/13	(7)
FTSE 100 Index Futures (United Kingdom)	35	GBP	2,191	03/13	156
Hang Seng Index Futures (Hong Kong)	17	HKD	20,210	02/13	6
IBEX 35 Index Futures (Spain)	20	EUR	1,677	02/13	11
S&P 500 E-Mini Index Futures (CME)	135	USD	10,080	03/13	313
S&P 500 E-Mini Utilities Select Sector Index Futures (CME)	68	USD	2,500	03/13	—
S&P TSE 60 Index Futures (Canada)	32	CAD	4,650	03/13	92
TOPIX Index Futures (Japan)	18	JPY	168,750	03/13	172

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					953

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	237

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Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	USD	413	AUD	400	03/20/13	3
Citibank	USD	165	CAD	166	02/01/13	1
Citibank	USD	117	CAD	117	02/04/13	—
Citibank	USD	304	CAD	303	02/05/13	—
Citibank	USD	401	CAD	400	03/20/13	(1)
Citibank	USD	3	EUR	2	02/01/13	—
Citibank	USD	795	EUR	600	03/20/13	20
Citibank	USD	322	GBP	200	03/20/13	(5)
Citibank	USD	387	HKD	3,000	03/20/13	—
Citibank	USD	116	JPY	10,000	03/21/13	(7)
Citibank	AUD	100	USD	103	03/20/13	(1)
Citibank	CAD	100	USD	101	03/20/13	1
Citibank	EUR	300	USD	396	03/20/13	(12)
Citibank	GBP	637	USD	1,003	02/01/13	(7)
Citibank	GBP	553	USD	873	02/04/13	(3)
Citibank	GBP	100	USD	161	03/20/13	2
Citibank	HKD	5,738	USD	740	02/01/13	—
Citibank	HKD	8,644	USD	1,114	02/04/13	—
Citibank	HKD	1,000	USD	129	03/20/13	—
Citibank	JPY	10,000	USD	118	03/21/13	9
Commonwealth Bank of Australia	USD	1,268	AUD	1,210	03/20/13	(10)
Commonwealth Bank of Australia	USD	1,387	CAD	1,369	03/20/13	(15)
Commonwealth Bank of Australia	USD	3,297	EUR	2,526	03/20/13	134
Commonwealth Bank of Australia	USD	916	GBP	568	03/20/13	(16)
Commonwealth Bank of Australia	USD	680	HKD	5,270	03/20/13	(1)
Commonwealth Bank of Australia	USD	461	JPY	38,184	03/21/13	(44)
Deutsche Bank AG	USD	1,268	AUD	1,210	03/20/13	(10)
Deutsche Bank AG	USD	1,386	CAD	1,369	03/20/13	(15)
Deutsche Bank AG	USD	482	EUR	355	02/05/13	—
Deutsche Bank AG	USD	3,296	EUR	2,526	03/20/13	134
Deutsche Bank AG	USD	916	GBP	568	03/20/13	(16)
Deutsche Bank AG	USD	680	HKD	5,270	03/20/13	—
Deutsche Bank AG	USD	461	JPY	38,184	03/21/13	(43)
JPMorgan Chase Bank	USD	1,268	AUD	1,210	03/20/13	(10)
JPMorgan Chase Bank	USD	1,387	CAD	1,369	03/20/13	(15)
JPMorgan Chase Bank	USD	1,317	EUR	1,000	03/20/13	41
JPMorgan Chase Bank	USD	3,297	EUR	2,526	03/20/13	133
JPMorgan Chase Bank	USD	916	GBP	568	03/20/13	(16)
JPMorgan Chase Bank	USD	680	HKD	5,270	03/20/13	—
JPMorgan Chase Bank	USD	180	JPY	15,000	03/21/13	(16)
JPMorgan Chase Bank	USD	461	JPY	38,184	03/21/13	(44)
JPMorgan Chase Bank	AUD	200	USD	210	03/20/13	2
JPMorgan Chase Bank	CAD	200	USD	203	03/20/13	2
JPMorgan Chase Bank	EUR	600	USD	785	03/20/13	(30)
JPMorgan Chase Bank	GBP	100	USD	161	03/20/13	3
JPMorgan Chase Bank	HKD	1,000	USD	129	03/20/13	—
Mellon Bank	USD	104	AUD	100	03/20/13	—
Mellon Bank	USD	105	AUD	100	03/20/13	(1)
Mellon Bank	USD	101	CAD	100	03/20/13	—
Mellon Bank	USD	198	CAD	200	03/20/13	2
Mellon Bank	USD	269	EUR	200	03/20/13	2
Mellon Bank	USD	533	EUR	400	03/20/13	10
Mellon Bank	USD	157	GBP	100	03/20/13	2

See accompanying notes which are an integral part of this quarterly report.

238	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Mellon Bank	USD	159	GBP	100	03/20/13	—
Mellon Bank	USD	13	HKD	100	03/20/13	—
Mellon Bank	USD	129	HKD	1,000	03/20/13	—
Mellon Bank	USD	55	JPY	5,000	03/21/13	—
Mellon Bank	USD	111	JPY	10,000	03/21/13	(2)
Morgan Stanley	USD	14	AUD	14	02/01/13	1
Morgan Stanley	USD	48	CAD	49	02/01/13	1
Morgan Stanley	USD	108	EUR	80	02/01/13	—
Morgan Stanley	USD	11	GBP	7	02/01/13	1
Morgan Stanley	USD	3	HKD	24	02/01/13	—
Morgan Stanley	JPY	450	USD	4	02/01/13	(1)
Royal Bank of Scotland PLC	USD	105	AUD	100	03/20/13	(1)
Royal Bank of Scotland PLC	USD	100	CAD	100	03/20/13	—
Royal Bank of Scotland PLC	USD	400	EUR	300	03/20/13	8
Royal Bank of Scotland PLC	USD	79	GBP	50	03/20/13	—
Royal Bank of Scotland PLC	AUD	400	USD	412	03/20/13	(3)
Royal Bank of Scotland PLC	CAD	400	USD	402	03/20/13	1
Royal Bank of Scotland PLC	EUR	600	USD	794	03/20/13	(21)
Royal Bank of Scotland PLC	GBP	200	USD	323	03/20/13	5
Royal Bank of Scotland PLC	HKD	2,500	USD	323	03/20/13	—
State Street Bank & Trust Co.	USD	103	AUD	100	03/20/13	1
State Street Bank & Trust Co.	USD	105	AUD	100	03/20/13	(1)
State Street Bank & Trust Co.	USD	105	AUD	100	03/20/13	(1)
State Street Bank & Trust Co.	USD	105	AUD	100	03/20/13	(1)
State Street Bank & Trust Co.	USD	209	AUD	200	03/20/13	(1)
State Street Bank & Trust Co.	USD	312	AUD	300	03/20/13	(1)
State Street Bank & Trust Co.	USD	314	AUD	300	03/20/13	(3)
State Street Bank & Trust Co.	USD	365	AUD	350	03/20/13	(1)
State Street Bank & Trust Co.	USD	524	AUD	500	03/20/13	(5)
State Street Bank & Trust Co.	USD	—	BRL	1	02/01/13	—
State Street Bank & Trust Co.	USD	86	BRL	171	02/01/13	—
State Street Bank & Trust Co.	USD	2	BRL	3	02/04/13	—
State Street Bank & Trust Co.	USD	15	BRL	29	02/04/13	—
State Street Bank & Trust Co.	USD	291	BRL	580	02/04/13	—
State Street Bank & Trust Co.	USD	101	CAD	100	03/20/13	(1)
State Street Bank & Trust Co.	USD	101	CAD	100	03/20/13	(1)
State Street Bank & Trust Co.	USD	201	CAD	200	03/20/13	(1)
State Street Bank & Trust Co.	USD	202	CAD	200	03/20/13	(2)
State Street Bank & Trust Co.	USD	203	CAD	200	03/20/13	(3)
State Street Bank & Trust Co.	USD	303	CAD	300	03/20/13	(2)
State Street Bank & Trust Co.	USD	304	CAD	300	03/20/13	(4)
State Street Bank & Trust Co.	USD	405	CAD	400	03/20/13	(4)
State Street Bank & Trust Co.	USD	607	CAD	600	03/20/13	(6)
State Street Bank & Trust Co.	USD	33	CHF	30	02/05/13	—
State Street Bank & Trust Co.	USD	98	EUR	72	02/04/13	—
State Street Bank & Trust Co.	USD	132	EUR	100	03/20/13	3
State Street Bank & Trust Co.	USD	264	EUR	200	03/20/13	7
State Street Bank & Trust Co.	USD	265	EUR	200	03/20/13	7
State Street Bank & Trust Co.	USD	266	EUR	200	03/20/13	5
State Street Bank & Trust Co.	USD	268	EUR	200	03/20/13	4
State Street Bank & Trust Co.	USD	400	EUR	300	03/20/13	7
State Street Bank & Trust Co.	USD	655	EUR	500	03/20/13	25
State Street Bank & Trust Co.	USD	662	EUR	500	03/20/13	17

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	239

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	1,047	EUR	800	03/20/13	39
State Street Bank & Trust Co.	USD	161	GBP	100	03/20/13	(2)
State Street Bank & Trust Co.	USD	161	GBP	100	03/20/13	(2)
State Street Bank & Trust Co.	USD	161	GBP	100	03/20/13	(2)
State Street Bank & Trust Co.	USD	161	GBP	100	03/20/13	(3)
State Street Bank & Trust Co.	USD	162	GBP	100	03/20/13	(3)
State Street Bank & Trust Co.	USD	162	GBP	100	03/20/13	(4)
State Street Bank & Trust Co.	USD	162	GBP	100	03/20/13	(4)
State Street Bank & Trust Co.	USD	242	GBP	150	03/20/13	(5)
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/20/13	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/20/13	—
State Street Bank & Trust Co.	USD	155	HKD	1,200	03/20/13	—
State Street Bank & Trust Co.	USD	194	HKD	1,500	03/20/13	—
State Street Bank & Trust Co.	USD	194	HKD	1,500	03/20/13	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	03/20/13	—
State Street Bank & Trust Co.	USD	56	JPY	5,000	03/21/13	(1)
State Street Bank & Trust Co.	USD	58	JPY	5,000	03/21/13	(3)
State Street Bank & Trust Co.	USD	112	JPY	10,000	03/21/13	(3)
State Street Bank & Trust Co.	USD	114	JPY	10,000	03/21/13	(4)
State Street Bank & Trust Co.	USD	115	JPY	10,000	03/21/13	(6)
State Street Bank & Trust Co.	USD	178	JPY	15,000	03/21/13	(14)
State Street Bank & Trust Co.	USD	205	MXN	2,600	02/05/13	—
State Street Bank & Trust Co.	AUD	100	USD	105	03/20/13	1
State Street Bank & Trust Co.	AUD	100	USD	103	03/20/13	—
State Street Bank & Trust Co.	AUD	100	USD	104	03/20/13	—
State Street Bank & Trust Co.	AUD	200	USD	209	03/20/13	1
State Street Bank & Trust Co.	AUD	400	USD	416	03/20/13	—
State Street Bank & Trust Co.	AUD	700	USD	738	03/20/13	10
State Street Bank & Trust Co.	AUD	1,500	USD	1,571	03/20/13	12
State Street Bank & Trust Co.	CAD	100	USD	101	03/20/13	1
State Street Bank & Trust Co.	CAD	100	USD	99	03/20/13	(1)
State Street Bank & Trust Co.	CAD	180	USD	181	03/20/13	1
State Street Bank & Trust Co.	CAD	200	USD	203	03/20/13	2
State Street Bank & Trust Co.	CAD	300	USD	299	03/20/13	(2)
State Street Bank & Trust Co.	CAD	400	USD	401	03/20/13	—
State Street Bank & Trust Co.	CAD	500	USD	507	03/20/13	7
State Street Bank & Trust Co.	CAD	1,600	USD	1,623	03/20/13	21
State Street Bank & Trust Co.	EUR	4	USD	5	02/01/13	—
State Street Bank & Trust Co.	EUR	58	USD	78	02/01/13	(1)
State Street Bank & Trust Co.	EUR	100	USD	131	03/20/13	(5)
State Street Bank & Trust Co.	EUR	100	USD	131	03/20/13	(5)
State Street Bank & Trust Co.	EUR	100	USD	133	03/20/13	(3)
State Street Bank & Trust Co.	EUR	100	USD	133	03/20/13	(3)
State Street Bank & Trust Co.	EUR	200	USD	261	03/20/13	(10)
State Street Bank & Trust Co.	EUR	300	USD	404	03/20/13	(3)
State Street Bank & Trust Co.	EUR	600	USD	815	03/20/13	—
State Street Bank & Trust Co.	EUR	600	USD	810	03/20/13	(5)
State Street Bank & Trust Co.	EUR	900	USD	1,193	03/20/13	(29)
State Street Bank & Trust Co.	EUR	3,000	USD	3,951	03/20/13	(124)
State Street Bank & Trust Co.	GBP	254	USD	402	02/05/13	—
State Street Bank & Trust Co.	GBP	50	USD	80	03/20/13	1
State Street Bank & Trust Co.	GBP	100	USD	158	03/20/13	(1)
State Street Bank & Trust Co.	GBP	200	USD	323	03/20/13	6

See accompanying notes which are an integral part of this quarterly report.

240	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	GBP	200	USD	315	03/20/13	(2)
State Street Bank & Trust Co.	GBP	200	USD	317	03/20/13	—
State Street Bank & Trust Co.	GBP	600	USD	972	03/20/13	20
State Street Bank & Trust Co.	HKD	800	USD	103	03/20/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	03/20/13	—
State Street Bank & Trust Co.	HKD	6,000	USD	774	03/20/13	1
State Street Bank & Trust Co.	JPY	8,158	USD	90	02/04/13	—
State Street Bank & Trust Co.	JPY	56,369	USD	618	02/05/13	1
State Street Bank & Trust Co.	JPY	5,000	USD	57	03/21/13	2
State Street Bank & Trust Co.	JPY	8,000	USD	90	03/21/13	3
State Street Bank & Trust Co.	JPY	8,000	USD	96	03/21/13	8
State Street Bank & Trust Co.	JPY	10,000	USD	110	03/21/13	1
State Street Bank & Trust Co.	JPY	10,000	USD	119	03/21/13	9
State Street Bank & Trust Co.	JPY	20,000	USD	219	03/21/13	—
State Street Bank & Trust Co.	JPY	50,000	USD	597	03/21/13	50
Westpac Banking Corp.	USD	1,268	AUD	1,210	03/20/13	(10)
Westpac Banking Corp.	USD	1,386	CAD	1,369	03/20/13	(15)
Westpac Banking Corp.	USD	3,296	EUR	2,526	03/20/13	134
Westpac Banking Corp.	USD	916	GBP	568	03/20/13	(16)
Westpac Banking Corp.	USD	680	HKD	5,270	03/20/13	—
Westpac Banking Corp.	USD	461	JPY	38,184	03/21/13	(43)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						187

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	241

Russell Investment Company

Russell Global Infrastructure Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$73,348	$—	$—	$73,348
Austria	921	—	—	921
Belgium	480	—	—	480
Bermuda	4,783	—	—	4,783
Brazil	18,405	—	—	18,405
Canada	72,904	—	—	72,904
Chile	4,142	—	—	4,142
China	15,271	—	—	15,271
Czech Republic	641	—	—	641
France	70,374	—	—	70,374
Germany	22,334	—	—	22,334
Hong Kong	40,725	—	—	40,725
India	2,628	—	—	2,628
Italy	29,236	—	—	29,236
Japan	30,245	—	—	30,245
Luxembourg	3,884	—	—	3,884
Malaysia	1,539	—	—	1,539
Marshall Islands	632	—	—	632
Mexico	4,443	—	—	4,443
Netherlands	28,123	—	—	28,123
New Zealand	9,224	—	—	9,224
Norway	928	—	—	928
Philippines	7,961	—	—	7,961
Portugal	831	—	—	831
Singapore	18,357	—	—	18,357
Spain	22,209	—	—	22,209
Switzerland	13,318	—	—	13,318
United Kingdom	71,816	—	—	71,816
United States	323,684	—	—	323,684
Short-Term Investments	—	40,823	—	40,823
Other Securities	—	1,432	—	1,432

Total Investments	893,386	42,255	—	935,641

Other Financial Instruments
Futures Contracts	953	—	—	953
Foreign Currency Exchange Contracts	(6)	193	—	187

Total Other Financial Instruments*	$947	$193	$—	$1,140

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

242	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 96.0%
Australia - 8.2%
BGP Holdings PLC (Å)(Æ)	4,619,419	—
CFS Retail Property Trust Group (ö)	4,648,645	9,695
Charter Hall Retail REIT (ö)	558,940	2,227
Commonwealth Property Office Fund (ö)	1,569,693	1,817
Dexus Property Group (ö)	13,556,818	14,773
Federation Centres (ö)	4,486,196	10,900
FKP Property Group	319,530	573
Goodman Group (ö)	1,894,019	8,888
GPT Group (ö)	4,614,812	18,239
Mirvac Group Class REIT (ö)	5,853,231	9,705
Stockland (ö)	3,941,681	14,181
Westfield Group (ö)	4,020,224	46,870
Westfield Retail Trust (ö)	1,102,960	3,692

		141,560

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	137,194	1,862

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios SA	103,150	2,981

Canada - 3.6%
Allied Properties Real Estate Investment Trust (ö)	211,738	7,322
Boardwalk Real Estate Investment Trust (ö)	168,452	11,088
Brookfield Office Properties, Inc.	721,830	11,878
Calloway Real Estate Investment Trust Class Trust Unit (ö)	46,200	1,371
Canadian Apartment Properties REIT (ö)	170,600	4,404
Canadian Real Estate Investment Trust (ö)	33,825	1,522
Chartwell Retirement Residences Class Common Subscription Receipt (ö)	484,477	5,270
Dundee Real Estate Investment Trust Class A (ö)	120,000	4,499
First Capital Realty, Inc. Class A	82,700	1,567
Primaris Retail Real Estate Investment Trust Class Trust Unit (ö)	152,112	4,087
RioCan Real Estate Investment Trust (ö)	348,014	9,379

		62,387

China - 0.2%
China Resources Land, Ltd.	402,446	1,225
Guangzhou R&F Properties Co., Ltd.	698,178	1,268
Sino-Ocean Land Holdings, Ltd.	1,323,500	1,056

		3,549

Finland - 0.2%
Citycon OYJ (Ñ)	337,986	1,129
Sponda OYJ	603,552	2,926

		4,055

France - 3.3%
Gecina SA (ö)	35,725	4,050

	Principal Amount ($) or Shares	Fair Value $
Klepierre - GDR (ö)	283,280	11,174
Mercialys SA (ö)	69,145	1,539
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	25,542	2,795
Unibail-Rodamco SE (ö)	158,599	37,481

		57,039

Germany - 1.0%
Deutsche Euroshop AG	32,964	1,404
Deutsche Wohnen AG	518,201	9,977
GSW Immobilien AG	147,383	6,290

		17,671

Hong Kong - 13.4%
Agile Property Holdings, Ltd.	3,416,000	4,845
Cheung Kong Holdings, Ltd.	161,300	2,646
Country Garden Holdings Co., Ltd. (Æ)	7,435,641	3,960
Hang Lung Properties, Ltd. - ADR	1,785,356	6,734
Henderson Land Development Co., Ltd.	1,672,652	12,035
Hongkong Land Holdings, Ltd.	4,049,944	31,711
Hysan Development Co., Ltd.	2,704,594	13,618
Kerry Properties, Ltd.	1,827,907	9,876
Link REIT (The) (ö)	2,904,928	15,095
New World Development Co., Ltd.	8,534,628	15,693
Orient-Express Hotels, Ltd. Class A (Æ)	284,053	3,301
Shangri-La Asia, Ltd.	1,124,000	2,661
Shimao Property Holdings, Ltd.	3,274,305	7,236
Sino Land Co., Ltd.	5,660,286	10,583
Soho China, Ltd.	1,229,609	1,107
Sun Hung Kai Properties, Ltd.	3,208,435	52,664
Swire Properties, Ltd.	1,755,000	6,427
Wharf Holdings, Ltd.	3,340,737	29,507

		229,699

Italy - 0.1%
Beni Stabili SpA (ö)	1,476,600	1,020

Japan - 9.6%
Activia Properties, Inc. Class REIT (ö)	678	4,856
Advance Residence Investment Corp. Class A (ö)	385	800
Frontier Real Estate Investment Corp. (ö)	205	1,899
GLP J-Reit (ö)	6,601	5,883
Industrial & Infrastructure Fund Investment Corp. Class A (ö)	159	1,434
Japan Logistics Fund, Inc. Class A (ö)	112	993
Japan Prime Realty Investment Corp. Class A (ö)	966	2,747
Japan Real Estate Investment Corp. Class A (ö)	1,003	10,135
Japan Retail Fund Investment Corp. (ö)	1,975	3,741
Kenedix Realty Investment Corp. Class A (ö)	1,035	4,046
Mitsubishi Estate Co., Ltd.	1,862,000	45,081
Mitsui Fudosan Co., Ltd.	1,699,000	38,812
Nippon Building Fund, Inc. (ö)	950	9,797

Russell Global Real Estate Securities Fund	243

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Nomura Real Estate Holdings, Inc.	96,623	1,761
NTT Urban Development Corp.	4,520	4,518
Premier Investment Corp. Class A (ö)	244	1,045
Sumitomo Realty & Development Co., Ltd.	677,260	20,626
Tokyo Tatemono Co., Ltd.	530,453	2,483
Tokyu Land Corp.	514,000	3,665
United Urban Investment Corp. Class A (ö)	663	810

		165,132

Mexico - 0.2%
Fibra Uno Administracion SA de CV (ö)	880,189	2,758

Netherlands - 1.0%
Corio NV (ö)	244,301	11,864
Eurocommercial Properties NV (ö)	65,875	2,625
Vastned Retail NV (ö)	17,510	791
Wereldhave NV (ö)	12,811	883

		16,163

Norway - 0.3%
Norwegian Property ASA	3,878,917	5,979

Philippines - 0.3%
SM Prime Holdings, Inc.	11,167,073	4,814

Singapore - 5.2%
Ascendas Real Estate Investment Trust (ö)	964,421	1,971
CapitaCommercial Trust (Æ)(ö)	2,308,000	3,105
CapitaLand, Ltd.	5,935,512	19,183
CapitaMall Trust Class A (ö)	6,689,425	11,458
CapitaMalls Asia, Ltd.	7,081,825	12,359
CapitaRetail China Trust (ö)	1,005,700	1,426
City Developments, Ltd.	807,635	7,628
Global Logistic Properties, Ltd.	5,158,023	11,503
Keppel Land, Ltd.	2,014,654	6,934
Keppel REIT (Ñ)(ö)	1,236,751	1,369
Mapletree Commercial Trust (Æ)(ö)	585,100	631
Perennial China Retail Trust (Æ)	6,569,370	3,291
Suntec Real Estate Investment Trust (Æ)(ö)	6,286,670	8,610

		89,468

Sweden - 1.0%
Castellum AB	395,911	5,841
Fabege AB	521,721	5,703
Hufvudstaden AB Class A	207,600	2,686
Wihlborgs Fastigheter AB	169,419	2,711

		16,941

Switzerland - 0.4%
PSP Swiss Property AG (Æ)	66,775	6,402

United Kingdom - 4.7%
Big Yellow Group PLC (ö)	288,573	1,694
British Land Co. PLC (ö)	1,306,299	11,643

	Principal Amount ($) or Shares	Fair Value $
Capital & Counties Properties PLC	422,623	1,622
Capital Shopping Centres Group PLC Class H (ö)	134,100	758
Derwent London PLC (ö)	364,225	12,466
Great Portland Estates PLC (ö)	1,305,289	10,071
Hammerson PLC (ö)	1,788,238	13,775
Land Securities Group PLC (ö)	1,628,181	20,736
London & Stamford Property PLC (Æ)(ö)	27,076	47
Segro PLC (ö)	228,085	898
Shaftesbury PLC (ö)	493,567	4,325
Unite Group PLC	756,289	3,417

		81,452

United States - 43.0%
Acadia Realty Trust (ö)	145,884	3,813
Alexandria Real Estate Equities, Inc. (ö)	162,312	11,768
American Assets Trust, Inc. (ö)	218,512	6,315
American Campus Communities, Inc. (ö)	52,600	2,450
American Tower Corp. Class A (ö)	48,681	3,707
Apartment Investment & Management Co. Class A (ö)	254,838	6,952
AvalonBay Communities, Inc. (ö)	230,732	29,947
BioMed Realty Trust, Inc. (ö)	199,300	4,056
Boston Properties, Inc. (ö)	168,113	17,699
BRE Properties, Inc. Class A (ö)	167,324	8,513
Camden Property Trust (ö)	88,800	6,162
CBL & Associates Properties, Inc. (ö)	128,000	2,751
Colonial Properties Trust (ö)	152,755	3,347
CommonWealth REIT (ö)	183,985	3,025
Corporate Office Properties Trust (ö)	187,392	4,958
CubeSmart Class A (ö)	724,993	11,056
DCT Industrial Trust, Inc. (ö)	1,330,255	9,392
DDR Corp. (ö)	1,558,086	25,849
DiamondRock Hospitality Co. (ö)	91,893	838
Digital Realty Trust, Inc. (Ñ)(ö)	77,942	5,293
Douglas Emmett, Inc. (ö)	149,610	3,489
Duke Realty Corp. (ö)	459,076	7,074
DuPont Fabros Technology, Inc. (Ñ)(ö)	313,869	7,420
Education Realty Trust, Inc. Class A (ö)	253,246	2,722
EPR Properties (ö)	100,400	4,705
Equity Lifestyle Properties, Inc. Class A (ö)	89,109	6,380
Equity Residential (ö)	550,328	30,483
Essex Property Trust, Inc. (ö)	84,858	13,049
Extra Space Storage, Inc. (ö)	301,634	12,017
Federal Realty Investment Trust (ö)	66,100	6,997
First Potomac Realty Trust (ö)	248,608	3,406
Forest City Enterprises, Inc. Class A (Æ)	426,350	7,210
General Growth Properties, Inc. (ö)	490,902	9,582
HCP, Inc. (ö)	413,994	19,205
Health Care REIT, Inc. (ö)	267,064	16,782
Healthcare Realty Trust, Inc. (ö)	123,537	3,148
Healthcare Trust of America, Inc. Class A (ö)	13,737	147
Hersha Hospitality Trust Class A (ö)	553,552	2,923
Highwoods Properties, Inc. (ö)	144,568	5,204
Hospitality Properties Trust (ö)	12,583	317
Host Hotels & Resorts, Inc. (ö)	1,263,356	21,212

244	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

Hudson Pacific Properties, Inc. (ö)	82,100		1,759
Hyatt Hotels Corp. Class A (Æ)	119,669		4,795
Kilroy Realty Corp. (ö)	297,856		14,863
Kimco Realty Corp. (ö)	385,138		7,999
Liberty Property Trust (ö)	275,931		10,808
Macerich Co. (The) (ö)	352,982		21,080
Mack-Cali Realty Corp. (ö)	129,537		3,519
Mid-America Apartment Communities, Inc. (ö)	58,438		3,820
National Retail Properties, Inc. (Ñ)(ö)	88,600		2,837
Omega Healthcare Investors, Inc. (Ñ)(ö)	120,100		3,070
Pebblebrook Hotel Trust (ö)	167,476		4,172
Piedmont Office Realty Trust, Inc. Class A (ö)	377,100		7,289
Post Properties, Inc. (ö)	72,752		3,529
Prologis, Inc. (ö)	955,713		38,133
Public Storage (ö)	214,241		32,978
Regency Centers Corp. (ö)	161,082		8,027
Retail Opportunity Investments Corp. (Ñ)(ö)	404,710		5,281
Retail Properties of America, Inc. Class A (ö)	136,900		1,772
RLJ Lodging Trust (ö)	146,000		3,053
Select Income REIT (ö)	35,900		904
Senior Housing Properties Trust (ö)	123,468		2,975
Simon Property Group, Inc. (ö)	544,487		87,216
SL Green Realty Corp. (ö)	152,958		12,295
Starwood Hotels & Resorts Worldwide, Inc.	88,698		5,447
Strategic Hotels & Resorts, Inc. (Æ)(ö)	402,741		2,944
Tanger Factory Outlet Centers, Inc. (ö)	94,401		3,344
UDR, Inc. (ö)	815,554		19,484
Ventas, Inc. (ö)	591,113		39,185
Vornado Realty Trust (ö)	377,939		31,921
Washington Real Estate Investment Trust (ö)	157,295		4,480
WP Carey, Inc. (ö)	6,949		390

			740,732

Total Common Stocks (cost $1,216,276)			1,651,664

Short-Term Investments - 2.9%
United States - 2.9%
Russell U.S. Cash Management Fund	50,531,156	(¥)	50,531

Total Short-Term Investments (cost $50,531)			50,531

	Principal Amount ($) or Shares		Fair Value $
Other Securities - 0.9%
Russell U.S. Cash Collateral Fund (×)	14,982,225	(¥)	14,982

Total Other Securities (cost $14,982)			14,982

Total Investments - 99.8% (identified cost $1,281,789)			1,717,177

Other Assets and Liabilities, Net - 0.2%			3,723

Net Assets - 100.0%			1,720,900

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	245

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

0.0%
BGP Holdings PLC	08/06/09	4,619,419	—	—	—

					—

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

246	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	35	AUD	4,239	03/13	181
FTSE EPRA Europe Index Futures (France)	424	EUR	6,173	03/13	(136)
Hang Seng Index Futures (Hong Kong)	42	HKD	49,930	02/13	11
S&P Midcap 400 E-Mini Index Futures (CME)	89	USD	9,712	03/13	342
S&P TSE 60 Index Futures (Canada)	20	CAD	2,906	03/13	57
SGX MSCI Singapore Index Futures	48	SGD	3,537	02/13	8
TOPIX Index Futures (Japan)	58	JPY	543,750	03/13	429

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					892

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	247

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Citibank	CHF	294	USD	323	02/04/13	—
Citibank	CHF	302	USD	331	02/04/13	(1)
Commonwealth Bank of Australia	USD	712	AUD	680	03/20/13	(6)
Commonwealth Bank of Australia	USD	456	CAD	450	03/20/13	(5)
Commonwealth Bank of Australia	USD	1,207	EUR	925	03/20/13	49
Commonwealth Bank of Australia	USD	1,046	HKD	8,107	03/20/13	(1)
Commonwealth Bank of Australia	USD	827	JPY	68,486	03/21/13	(78)
Commonwealth Bank of Australia	USD	444	SGD	542	03/20/13	(6)
Deutsche Bank AG	USD	712	AUD	680	03/20/13	(5)
Deutsche Bank AG	USD	456	CAD	450	03/20/13	(5)
Deutsche Bank AG	USD	1,207	EUR	925	03/20/13	49
Deutsche Bank AG	USD	1,046	HKD	8,107	03/20/13	(1)
Deutsche Bank AG	USD	827	JPY	68,486	03/21/13	(78)
Deutsche Bank AG	USD	444	SGD	542	03/20/13	(6)
Deutsche Bank AG	SGD	339	AUD	263	02/01/13	—
JPMorgan Chase Bank	USD	105	AUD	100	03/20/13	(1)
JPMorgan Chase Bank	USD	712	AUD	680	03/20/13	(6)
JPMorgan Chase Bank	USD	456	CAD	450	03/20/13	(5)
JPMorgan Chase Bank	USD	131	EUR	100	03/20/13	5
JPMorgan Chase Bank	USD	1,207	EUR	925	03/20/13	49
JPMorgan Chase Bank	USD	1,046	HKD	8,107	03/20/13	(1)
JPMorgan Chase Bank	USD	120	JPY	10,000	03/21/13	(11)
JPMorgan Chase Bank	USD	827	JPY	68,486	03/21/13	(78)
JPMorgan Chase Bank	USD	444	SGD	542	03/20/13	(6)
JPMorgan Chase Bank	EUR	200	USD	263	03/20/13	(8)
JPMorgan Chase Bank	JPY	20,000	USD	240	03/21/13	21
Mellon Bank	USD	10	CAD	10	02/01/13	—
Mellon Bank	AUD	200	USD	207	03/20/13	—
Mellon Bank	CAD	610	USD	608	02/01/13	(4)
Mellon Bank	CAD	50	USD	50	03/20/13	—
Mellon Bank	EUR	300	USD	404	03/20/13	(4)
Mellon Bank	HKD	1,000	USD	129	03/20/13	—
Mellon Bank	JPY	30,000	USD	331	03/21/13	2
Mellon Bank	SGD	200	USD	162	03/20/13	—
Royal Bank of Scotland PLC	AUD	300	USD	309	03/20/13	(3)
Royal Bank of Scotland PLC	CAD	300	USD	301	03/20/13	1
Royal Bank of Scotland PLC	EUR	600	USD	794	03/20/13	(21)
Royal Bank of Scotland PLC	HKD	200	USD	26	03/20/13	—
Royal Bank of Scotland PLC	JPY	50,000	USD	584	03/21/13	37
Royal Bank of Scotland PLC	SGD	300	USD	245	03/20/13	3
State Street Bank & Trust Co.	USD	219	AUD	209	02/01/13	(1)
State Street Bank & Trust Co.	USD	527	AUD	506	02/01/13	1
State Street Bank & Trust Co.	USD	38	AUD	37	02/05/13	—
State Street Bank & Trust Co.	USD	434	AUD	416	02/05/13	—
State Street Bank & Trust Co.	USD	105	AUD	100	03/20/13	(1)
State Street Bank & Trust Co.	USD	417	AUD	400	03/20/13	(2)
State Street Bank & Trust Co.	USD	1,571	AUD	1,500	03/20/13	(12)
State Street Bank & Trust Co.	USD	2,096	AUD	2,000	03/20/13	(17)
State Street Bank & Trust Co.	USD	26	CAD	26	02/04/13	—
State Street Bank & Trust Co.	USD	79	CAD	80	02/04/13	—
State Street Bank & Trust Co.	USD	101	CAD	100	03/20/13	(1)
State Street Bank & Trust Co.	USD	506	CAD	500	03/20/13	(5)
State Street Bank & Trust Co.	USD	1,014	CAD	1,000	03/20/13	(13)

See accompanying notes which are an integral part of this quarterly report.

248	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	USD	1,319	CAD	1,300	03/20/13	(17)
State Street Bank & Trust Co.	USD	130	EUR	100	03/20/13	6
State Street Bank & Trust Co.	USD	1,049	EUR	800	03/20/13	37
State Street Bank & Trust Co.	USD	2,634	EUR	2,000	03/20/13	82
State Street Bank & Trust Co.	USD	4,003	EUR	3,000	03/20/13	71
State Street Bank & Trust Co.	USD	337	HKD	2,612	02/01/13	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	03/20/13	—
State Street Bank & Trust Co.	USD	645	HKD	5,000	03/20/13	—
State Street Bank & Trust Co.	USD	1,936	HKD	15,000	03/20/13	(1)
State Street Bank & Trust Co.	USD	2,581	HKD	20,000	03/20/13	(2)
State Street Bank & Trust Co.	USD	8	JPY	729	02/01/13	—
State Street Bank & Trust Co.	USD	236	JPY	21,383	02/01/13	(2)
State Street Bank & Trust Co.	USD	8	JPY	745	02/04/13	—
State Street Bank & Trust Co.	USD	26	JPY	2,396	02/04/13	—
State Street Bank & Trust Co.	USD	33	JPY	3,004	02/05/13	—
State Street Bank & Trust Co.	USD	120	JPY	10,970	02/05/13	—
State Street Bank & Trust Co.	USD	267	JPY	24,229	02/05/13	(2)
State Street Bank & Trust Co.	USD	298	JPY	27,180	02/05/13	(1)
State Street Bank & Trust Co.	USD	121	JPY	10,000	03/21/13	(12)
State Street Bank & Trust Co.	USD	1,253	JPY	110,000	03/21/13	(50)
State Street Bank & Trust Co.	USD	1,790	JPY	150,000	03/21/13	(149)
State Street Bank & Trust Co.	USD	2,804	JPY	250,000	03/21/13	(69)
State Street Bank & Trust Co.	USD	66	MXN	836	02/05/13	—
State Street Bank & Trust Co.	USD	252	MXN	3,199	02/05/13	—
State Street Bank & Trust Co.	USD	594	MXN	7,535	02/05/13	(1)
State Street Bank & Trust Co.	USD	1,691	MXN	21,465	02/05/13	(3)
State Street Bank & Trust Co.	USD	488	SGD	600	03/20/13	(3)
State Street Bank & Trust Co.	USD	984	SGD	1,200	03/20/13	(14)
State Street Bank & Trust Co.	USD	1,224	SGD	1,500	03/20/13	(12)
State Street Bank & Trust Co.	AUD	233	HKD	1,884	02/01/13	—
State Street Bank & Trust Co.	AUD	535	SGD	688	02/04/13	(2)
State Street Bank & Trust Co.	AUD	549	USD	571	02/01/13	(1)
State Street Bank & Trust Co.	AUD	379	USD	395	02/05/13	—
State Street Bank & Trust Co.	AUD	100	USD	104	03/20/13	—
State Street Bank & Trust Co.	AUD	200	USD	207	03/20/13	(1)
State Street Bank & Trust Co.	AUD	200	USD	206	03/20/13	(2)
State Street Bank & Trust Co.	AUD	200	USD	210	03/20/13	2
State Street Bank & Trust Co.	AUD	250	USD	260	03/20/13	—
State Street Bank & Trust Co.	AUD	1,500	USD	1,558	03/20/13	(1)
State Street Bank & Trust Co.	CAD	310	USD	309	02/04/13	(1)
State Street Bank & Trust Co.	CAD	447	USD	446	02/04/13	(2)
State Street Bank & Trust Co.	CAD	50	USD	51	03/20/13	1
State Street Bank & Trust Co.	CAD	100	USD	100	03/20/13	—
State Street Bank & Trust Co.	CAD	100	USD	100	03/20/13	—
State Street Bank & Trust Co.	CAD	100	USD	101	03/20/13	1
State Street Bank & Trust Co.	CAD	200	USD	203	03/20/13	2
State Street Bank & Trust Co.	CAD	1,100	USD	1,092	03/20/13	(10)
State Street Bank & Trust Co.	CHF	98	USD	106	02/01/13	(1)
State Street Bank & Trust Co.	CHF	147	USD	159	02/01/13	(2)
State Street Bank & Trust Co.	CHF	142	USD	156	02/05/13	—
State Street Bank & Trust Co.	CHF	167	USD	183	02/05/13	—
State Street Bank & Trust Co.	EUR	200	USD	265	03/20/13	(7)
State Street Bank & Trust Co.	EUR	200	USD	264	03/20/13	(7)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	249

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	EUR	300	USD	392	03/20/13	(16)
State Street Bank & Trust Co.	EUR	2,200	USD	2,962	03/20/13	(26)
State Street Bank & Trust Co.	GBP	192	EUR	223	02/04/13	(1)
State Street Bank & Trust Co.	GBP	52	EUR	61	02/05/13	—
State Street Bank & Trust Co.	HKD	716	USD	92	02/01/13	—
State Street Bank & Trust Co.	HKD	1,036	USD	134	02/01/13	—
State Street Bank & Trust Co.	HKD	4,304	USD	555	02/01/13	—
State Street Bank & Trust Co.	HKD	5,200	USD	670	02/01/13	—
State Street Bank & Trust Co.	HKD	1,324	USD	171	02/04/13	—
State Street Bank & Trust Co.	HKD	1,361	USD	175	02/04/13	—
State Street Bank & Trust Co.	HKD	6,024	USD	777	02/04/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	03/20/13	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	03/20/13	—
State Street Bank & Trust Co.	HKD	3,000	USD	387	03/20/13	—
State Street Bank & Trust Co.	HKD	4,000	USD	516	03/20/13	—
State Street Bank & Trust Co.	HKD	15,000	USD	1,935	03/20/13	—
State Street Bank & Trust Co.	JPY	12,374	USD	136	02/05/13	—
State Street Bank & Trust Co.	JPY	12,555	USD	138	02/05/13	—
State Street Bank & Trust Co.	JPY	16,285	USD	179	02/05/13	1
State Street Bank & Trust Co.	JPY	36,299	USD	398	02/05/13	1
State Street Bank & Trust Co.	JPY	10,000	USD	115	03/21/13	5
State Street Bank & Trust Co.	JPY	10,000	USD	110	03/21/13	1
State Street Bank & Trust Co.	JPY	20,000	USD	231	03/21/13	12
State Street Bank & Trust Co.	JPY	20,000	USD	233	03/21/13	14
State Street Bank & Trust Co.	JPY	180,000	USD	1,980	03/21/13	11
State Street Bank & Trust Co.	SGD	107	AUD	83	02/04/13	—
State Street Bank & Trust Co.	SGD	200	USD	163	03/20/13	2
State Street Bank & Trust Co.	SGD	300	USD	245	03/20/13	2
State Street Bank & Trust Co.	SGD	1,100	USD	891	03/20/13	3
UBS AG	USD	14	AUD	13	02/01/13	—
UBS AG	USD	27	CAD	28	02/01/13	1
UBS AG	USD	37	EUR	28	02/01/13	—
UBS AG	USD	7	HKD	59	02/01/13	—
UBS AG	USD	10	SGD	12	02/01/13	—
UBS AG	JPY	1,450	USD	14	02/01/13	(2)
Westpac Banking Corp.	USD	712	AUD	680	03/20/13	(5)
Westpac Banking Corp.	USD	456	CAD	450	03/20/13	(5)
Westpac Banking Corp.	USD	1,207	EUR	925	03/20/13	49
Westpac Banking Corp.	USD	1,046	HKD	8,107	03/20/13	(1)
Westpac Banking Corp.	USD	827	JPY	68,486	03/21/13	(78)
Westpac Banking Corp.	USD	444	SGD	542	03/20/13	(6)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(386)

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount	Terms	Termination Date	Fair Value $

iShares Dow Jones U.S. Real Estate Index Fund	Bank of America	USD 12,474	3 Month LIBOR minus 0.460%	08/31/13	714

Total Fair Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)					714

See accompanying notes which are an integral part of this quarterly report.

250	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$141,560	$—	$—	$141,560
Austria	1,862	—	—	1,862
Brazil	2,981	—	—	2,981
Canada	62,387	—	—	62,387
China	3,549	—	—	3,549
Finland	4,055	—	—	4,055
France	57,039	—	—	57,039
Germany	17,671	—	—	17,671
Hong Kong	229,699	—	—	229,699
Italy	1,020	—	—	1,020
Japan	165,132	—	—	165,132
Mexico	2,758	—	—	2,758
Netherlands	16,163	—	—	16,163
Norway	5,979	—	—	5,979
Philippines	4,814	—	—	4,814
Singapore	89,468	—	—	89,468
Sweden	16,941	—	—	16,941
Switzerland	6,402	—	—	6,402
United Kingdom	81,452	—	—	81,452
United States	740,732	—	—	740,732
Short-Term Investments	—	50,531	—	50,531
Other Securities	—	14,982	—	14,982

Total Investments	1,651,664	65,513	—	1,717,177

Other Financial Instruments
Futures Contracts	892	—	—	892
Foreign Currency Exchange Contracts	(21)	(365)	—	(386)
Index Swap Contracts	—	714	—	714

Total Other Financial Instruments*	$871	$349	$—	$1,220

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	251

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Long-Term Investments - 17.4%
Asset-Backed Securities - 0.1%
Carrington Mortgage Loan Trust Series 2006-NC5 0.262% due 01/25/37	694	477
Countrywide Asset-Backed Certificates 4.778% due 02/25/36	286	264

		741

Corporate Bonds and Notes - 6.4%
Albertson’s, Inc. 8.000% due 05/01/31	280	195
Alcatel-Lucent USA, Inc. 6.500% due 01/15/28	310	240
6.450% due 03/15/29	740	577
Alliance HealthCare Services, Inc. 8.000% due 12/01/16	390	367
Ally Financial, Inc. 3.510% due 02/11/14 (Ê)	265	269
American International Group, Inc. 8.175% due 05/15/58	1,000	1,300
Aurora Diagnostics Holdings/Aurora Diagnostics Financing, Inc. 10.750% due 01/15/18	845	670
Chester Downs & Marina LLC 9.250% due 02/01/20 (Å)	875	857
Dave & Buster’s Entertainment, Inc. Zero coupon due 02/15/16 (Å)	400	302
Dave & Buster’s, Inc. 11.000% due 06/01/18	610	689
DJO Finance LLC / DJO Finance Corp. 8.750% due 03/15/18 (Å)	895	996
9.875% due 04/15/18 (Å)	705	752
Dupont Performance Coatings Inc. 1.000% due 01/03/20	500	507
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp. 8.375% due 06/01/19	310	322
Series 144a 8.375% due 06/01/19 (Å)	575	598
Edgen Murray Corp. 8.750% due 11/01/20 (Å)	890	910
Eldorado Resorts LLC/Eldorado Capital Corp. 8.625% due 06/15/19 (Å)	925	911
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 11.000% due 10/01/21 (Þ)	320	349
11.750% due 03/01/22 (Å)	945	1,076
Energy Future Intermediate Holdings Co LLC/EFIH Finance Inc. 10.000% due 12/01/20 (Å)	440	504
EPL Oil & Gas, Inc.
Series 144a 8.250% due 02/15/18 (Å)	520	547
Fifth & Pacific Cos., Inc. 10.500% due 04/15/19 (Å)	175	195

	Principal Amount ($) or Shares	Fair Value $

Series 144a 10.500% due 04/15/19 (Å)	480	535
Foresight Energy LLC/Foresight Energy Corp. 9.625% due 08/15/17 (Þ)	440	477
Forest Oil Corp. 7.500% due 09/15/20 (Å)	1,695	1,805
Halcon Resources Corp. 8.875% due 05/15/21 (Å)	560	598
Hiland Partners, LP/Hiland Partners Finance Corp. 7.250% due 10/01/20 (Å)	405	438
Homer City Generation LP 8.137% due 10/01/19	1,077	1,169
Hub International, Ltd. 8.125% due 10/15/18 (Å)	860	890
Immucor, Inc. 11.125% due 08/15/19	770	862
INC Research LLC 11.500% due 07/15/19 (Þ)	1,085	1,145
Kindred Healthcare, Inc. 8.250% due 06/01/19	770	758
Lantheus Medical Imaging, Inc. 9.750% due 05/15/17	520	485
Liberty Interactive LLC 4.000% due 11/15/29	175	120
3.750% due 02/15/30	1,655	1,076
Logan’s Roadhouse, Inc. 10.750% due 10/15/17	695	647
Midstates Petroleum Co., Inc./Midstates Petroleum Co LLC 10.750% due 10/01/20 (Å)	855	932
Mohegan Tribal Gaming Authority 11.000% due 09/15/18 (Å)	55	48
Series 144a 11.500% due 11/01/17 (Å)	360	394
Monitronics International, Inc. 9.125% due 04/01/20	945	990
Morgan Stanley 0.784% due 10/15/15 (Ê)	1,900	1,857
MTR Gaming Group, Inc. 11.500% due 08/01/19	1,400	1,484
Nationstar Mortgage LLC/Nationstar Capital Corp. 7.875% due 10/01/20 (Å)	945	1,030
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% due 03/15/18	660	688
Nuveen Investments, Inc. 9.500% due 10/15/20 (Å)	675	695
Onex USI Acquisition Corp. 7.750% due 01/15/21 (Å)	560	549
PNC Preferred Funding Trust II
Series 144a 1.531% due 12/31/49 (Å)(ƒ)	2,200	1,815
Radio Systems Corp. 8.375% due 11/01/19 (Å)	570	606

252	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Rain CII Carbon LLC/CII Carbon Corp. 8.000% due 12/01/18 (Å)	45	47
Series 144a 8.250% due 01/15/21 (Å)	200	210
RBS Capital Trust I 4.709% due 12/29/49 (ƒ)	500	390
RBS Capital Trust III 5.512% due 09/29/49 (ƒ)	190	150
Rite Aid Corp. 9.250% due 03/15/20	620	690
8.000% due 08/15/20	905	1,032
7.700% due 02/15/27	535	501
6.875% due 12/15/28 (Å)	65	56
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.000% due 10/15/17 (Þ)	795	855
Sabine Pass LNG, LP 7.500% due 11/30/16	2,630	2,919
Seneca Gaming Corp. 8.250% due 12/01/18 (Å)	810	861
Shingle Springs Tribal Gaming Authority 9.375% due 06/15/15 (Å)	495	494
SLM Corp. 3.875% due 09/10/15	600	624
Springleaf Finance Corp. 6.900% due 12/15/17	320	305
Series MTNI 5.400% due 12/01/15	220	216
SUPERVALU, Inc. 1.000% due 08/30/18	1,390	1,415
Taminco Global Chemical Corp. 9.750% due 03/31/20 (Å)	395	435
Toys R Us, Inc.
Series WI 10.375% due 08/15/17	475	480
TRAC Intermodal LLC/TRAC Intermodal Corp. 11.000% due 08/15/19 (Å)	875	928
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% due 05/01/21 (Å)	150	155
USB Realty Corp. 1.451% due 12/29/49 (Å)(Ê)(ƒ)	1,600	1,392
Viasystems, Inc. 7.875% due 05/01/19 (Å)	640	638
Walter Energy, Inc. 9.875% due 12/15/20 (Å)	715	788
Wok Acquisition Corp. 10.250% due 06/30/20 (Å)	655	702

		51,509

International Debt - 2.4%
Alm Loan Funding
Series 2012-7A Class C 4.802% due 10/19/24 (Å)(Ê)	745	749
American International Group, Inc.
Series WI 6.765% due 11/15/17	273	511

	Principal Amount ($) or Shares		Fair Value $

Banco do Brasil SA 3.875% due 10/10/22		1,700	1,683
Banco Santander Brasil SA 2.408% due 03/18/14 (Ê)(Þ)		1,750	1,744
BlueMountain CLO, Ltd.
Series 2012-2A Class D 4.425% due 11/20/24 (Å)(Ê)		520	524
Bluewater Holding BV 3.303% due 07/17/14 (Å)(Ê)		300	283
Carlyle Global Market Strategies
Series 2012-3A Class C 5.143% due 10/04/24 (Å)(Ê)		745	751
Dryden XXIV Senior Loan Fund
Series 2012-24A Class D 5.117% due 11/15/23 (Å)(Ê)		480	485
DryShips, Inc. 5.000% due 12/01/14		415	350
Floatel International, Ltd. 8.000% due 10/11/17		800	822
Global Investments Group Finance, Ltd. 11.000% due 09/24/17		600	590
HBOS Capital Funding No2, LP 6.071% due 06/29/49 (ƒ)(Þ)		1,035	906
IAMGOLD Corp. 6.750% due 10/01/20 (Å)		995	975
ICICI Bank, Ltd. 4.750% due 11/25/16 (Þ)		100	106
Inmet Mining Corp. 7.500% due 06/01/21 (Å)		610	656
Israel Government International Bond 4.500% due 01/30/43		259	255
Jamestown CLO I, Ltd.
Series 2012-1A Class C 4.530% due 11/05/24 (Å)(Ê)		700	706
LBG Capital No. 1 PLC 8.500% due 12/29/49 (ƒ)(Þ)		100	106
Lloyds TSB Bank PLC 12.000% due 12/29/49 (ƒ)(Þ)		300	360
Marine Park CLO, Ltd.
Series 2012-1A Class C 5.033% due 05/18/23 (Å)(Ê)		335	338
Morgan Stanley
Series GMTN 0.619% due 01/16/17 (Ê)	EUR	100	129
Ocean Rig UDW, Inc. 9.500% due 04/27/16 (Å)		1,300	1,352
OCP CLO, Ltd.
Series 2012-2A Class D 4.611% due 11/22/23 (Å)(Ê)		235	241
OHA Credit Partners VII, Ltd.
Series 2012-7A Class D 4.340% due 11/20/23 (Å)(Ê)		330	328
OZLM Funding, Ltd.
Series 2012-2A Class C 5.078% due 10/30/23 (Å)(Ê)		495	500
Sberbank of Russia Via SB Capital SA 4.950% due 02/07/17		600	643

Russell Multi-Strategy Alternative Fund	253

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

SLM Student Loan Trust 2003-2
Series 2003-2 Class A5 0.443% due 12/15/23 (Ê)	EUR	883	1,176
Sri Lanka Government International Bond 5.875% due 07/25/22 (Þ)		355	375
Telecom Italia Capital SA 6.000% due 09/30/34		470	468
UBS AG 7.625% due 08/17/22		250	275
Venture CDO, Ltd.
Series 2012-11A Class D 5.069% due 11/14/22 (Å)(Ê)		500	505

			18,892

Loan Agreements - 2.0%
Alliance HealthCare Services, Inc. 7.250% due 06/01/16 (Ê)		297	297
Astoria Generating Co. Acquisition LLC Term Loan 8.500% due 10/26/17		1,440	1,476
Atlas America Finance, Inc. Term Loan B 8.750% due 12/10/17		500	506
Caesars Entertainment Operating Co., Inc. Extended Term Loan B 5.456% due 01/28/18 (Ê)		1,020	945
Dynegy Midwest Generation LLC Term Loan 9.250% due 08/05/16		1	1
Essential Power LLC Term Loan B 5.500% due 08/08/19		505	510
Fairway Group Acquisition Co.Term Loan 8.250% due 08/17/18 (Ê)		698	709
Graton Economic Development Authority Term Loan B 9.000% due 08/22/18		1,520	1,573
Lavena Holding 1.000% due 03/06/15	EUR	450	572
Mohegan Tribal Gaming Authority Term Loan B 5.500% due 03/31/15 (Ê)		682	679
9.000% due 03/31/16		1,310	1,349
Mount Airy Lodge LLC 1st Lien Term Loan 10.000% due 04/01/18		555	583
Navistar International Corp., Inc. 7.000% due 08/17/17 (Ê)		600	608
Panda Sherman Power LLC Term Loan 9.000% due 09/13/18		675	689
Seven Seas Cruises S de RL LLC 6.250% due 12/21/18 (Ê)		691	698
Summit Materials LLC Term Loan B 6.000% due 01/25/19		509	512
SUPERVALU, Inc. Term Loan B 8.000% due 05/01/16		1,105	1,102
Tallgrass Operations, LLC 5.250% due 10/25/18		610	618
Texas Competitive Electric Holdings Co. LLC Extended Term Loan 3.708% due 10/10/14		632	473
3.810% due 10/10/14 (Ê)		323	243

	Principal Amount ($) or Shares	Fair Value $

4.708% due 10/10/17	1,323	872
4.810% due 10/10/17 (Ê)	677	447
Walter Investment Management Corp. 1st Lien Term Loan 5.750% due 11/15/17	716	727

		16,189

Mortgage-Backed Securities - 1.2%
Adjustable Rate Mortgage Trust
Series 2005-5 Class 2A1 3.108% due 09/25/35 (Ê)	914	866
Banc of America Large Loan, Inc.
Series 2010-HLTN Class HLTN 2.506% due 11/15/15 (Ê)(Þ)	1,277	1,278
Bear Stearns Alt-A Trust
Series 2005-10 Class 24A1 2.649% due 01/25/36 (Ê)	907	604
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1 2.802% due 01/26/36 (Ê)	1,057	833
CHL Mortgage Pass-Through Trust
Series 2004-12 3.026% due 08/25/34	515	457
Series 2004-16 0.962% due 09/25/34	158	144
Series 2004-25 0.542% due 02/25/34	184	166
0.532% due 02/25/35	149	132
Countrywide Alternative Loan Trust
Series 2003-11T1 0.602% due 07/25/18	201	192
DSLA Mortgage Loan Trust
Series 2004-AR3 2.498% due 07/19/44	153	146
Fannie Mae Aces 1.000% due 09/25/22	18,949	1,336
Merrill Lynch Mortgage Investors Trust
Series 2003-A2 2.006% due 03/25/33	494	506
Morgan Stanley Capital I, Inc.
Series 2010-IQ14 Class A2FX 5.610% due 04/15/49	731	737
RBSCF Trust
Series 2010-RR4 5.305% due 01/16/49	564	565
Sequoia 0.553% due 07/20/33	332	326
Wells Fargo Mortgage Backed Securities 2004-DD Trust 2.617% due 01/25/33	1,000	997

		9,285

Municipal Bonds - 0.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds 5.875% due 06/01/47	1,040	937

254	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Fair Value $

County of Alabama Sewer Revenue Revenue Bonds 0.617% due 02/01/42 (µ)(Ê)		1,775	1,264
Golden State Tobacco Securitization Corp. Revenue Bonds 5.125% due 06/01/47		885	761
Tobacco Settlement Financing Corp. Revenue Bonds 5.000% due 06/01/41		2,210	1,985

			4,947

Non-US Bonds - 3.3%
Avoca CLO IV PLC 0.833% due 02/18/22	EUR	245	324
Barclays Bank PLC 14.000% due 12/31/49	GBP	300	635
Bundesrepublik Deutschland
Series 03 4.750% due 07/04/34	EUR	600	1,151
Cloverie PLC for Zurich Insurance Co., Ltd. 12.000% due 12/31/49	EUR	700	1,047
Deutsche Bundesrepublik Inflation Linked Bond
Series I/L 1.500% due 04/15/16	EUR	1,495	2,187
1.750% due 04/15/20	EUR	1,300	2,058
Enel SpA 5.750% due 06/22/37	GBP	565	824
France Government Bond OAT
Series OATe 1.600% due 07/25/15	EUR	828	1,199
0.250% due 07/25/18	EUR	206	290
1.100% due 07/25/22	EUR	1,073	1,574
Series OATi 1.300% due 07/25/19	EUR	211	318
Goldman Sachs Group, Inc. 0.540% due 05/23/16	EUR	100	131
LBG Capital No.2 PLC
Series 18 6.385% due 05/12/20	EUR	315	423
LightPoint Pan-European CLO PLC
Series 2006-1 0.476% due 01/31/22	EUR	925	1,224
Magi Funding PLC 0.671% due 04/11/21	EUR	628	824
Mall Funding PLC 1.191% due 04/22/17	GBP	551	848
Mexican Bonos
Series M 7.000% due 06/19/14	MXN	18,283	1,486
New Zealand Government Bond
Series 423 5.500% due 04/15/23	NZD	2,600	2,510
Philippine Government International Bond 6.250% due 01/14/36	PHP	24,000	749
Republic of Albania 7.500% due 11/04/15	EUR	540	757

	Principal Amount ($) or Shares		Fair Value $

Republic of Cyprus 4.375% due 07/15/14	EUR	230	263
4.625% due 02/03/20	EUR	290	281
Russian Federal Bond - OFZ
Series 5068 12.000% due 08/20/14	RUB	4,980	181
Series 5075 6.880% due 07/15/15	RUB	1,200	41
Series 5076 7.100% due 03/13/14	RUB	7,360	248
Series 5079 7.000% due 06/03/15	RUB	1,200	41
Slovenia Government Bond
Series RS69 4.375% due 01/18/21	EUR	370	481
Tokyo Electric Power Co., Inc.
Series 564 2.366% due 05/28/40	JPY	45,000	316
Turkey Government Bond
Series CPI 3.000% due 07/21/21	TRY	1,540	1,021
United Kingdom Gilt Inflation Linked
Series 3MO 1.875% due 11/22/22	GBP	1,552	3,211

			26,643

United States Government Treasuries - 1.4%
United States Treasury Inflation Indexed Bonds 0.125% due 04/15/17		2,534	2,728
2.625% due 07/15/17		1,111	1,337
1.625% due 01/15/18		989	1,151
1.375% due 07/15/18		961	1,123
0.125% due 01/15/22		4,476	4,838

			11,177

Total Long-Term Investments
(cost $136,614)			139,383

Common Stocks - 24.4%
Consumer Discretionary - 2.9%
Arbitron, Inc.		39,436	1,850
Astral Media, Inc. Class A		13,506	635
Carnival Corp.		900	35
Cie Generale des Etablissements Michelin Class B		10,044	935
Crocs, Inc. (Æ)		31,900	474
Daiwa House Industry Co., Ltd.(Û)		137,000	2,515
DISH Network Corp. Class A		47,900	1,785
Gannett Co., Inc.		37,800	742
Goals Soccer Centres PLC		600,000	1,180
Honda Motor Co., Ltd.		15,600	598
Kyocera Corp.		10,000	904
Las Vegas Sands Corp.		10,000	552
Makita Corp.		23,300	1,135
Mitsubishi Corp.		63,300	1,335
Nissan Motor Co., Ltd.		53,600	549

Russell Multi-Strategy Alternative Fund	255

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Sirius XM Radio, Inc.	908,900	2,854
Sportingbet PLC	168,089	147
Steinway Musical Instruments, Inc. (Æ)	7,045	157
Takashimaya Co., Ltd.	346,000	2,546
Toshiba Corp.(Û)	351,000	1,558
WMS Industries, Inc. (Æ)	11,254	279
Yamaha Motor Co., Ltd.	28,900	367
Zipcar, Inc. (Æ)	15,013	183

		23,315

Consumer Staples - 0.2%
Morpol Asa	641,314	1,344
SUPERVALU, Inc.	79,900	313

		1,657

Energy - 2.5%
Cobalt International Energy, Inc. (Æ)	12,700	308
Denbury Resources, Inc. (Æ)	55,200	1,028
Discovery Offshore SA (Æ)	75,128	177
Energy XXI Bermuda, Ltd.	26,400	827
Halliburton Co.	50,300	2,046
JX Holdings, Inc.	241,500	1,426
Kinder Morgan, Inc.	75,000	2,810
McMoRan Exploration Co. (Æ)	188,717	2,984
Plains Exploration & Production Co. (Æ)	21,879	1,045
SandRidge Energy, Inc. (Æ)	303,800	2,151
ShawCor, Ltd. Class A	15,006	603
Total SA	686	37
Transocean, Inc. (Æ)	37,800	2,144
Western Wind Energy Corp. (Æ)(Þ)	300,096	746
Williams Cos., Inc. (The)	39,100	1,370
WPX Energy, Inc. (Æ)	25,200	379

		20,081

Financial Services - 7.1%
AIA Group, Ltd.	269,600	1,072
Ally Financial, Inc.	1,900	48
Alterra Capital Holdings, Ltd.	14,589	445
American International Group, Inc. (Æ)	87,100	3,295
Capital One Financial Corp.	18,700	1,053
Chimera Investment Corp.(ö)	518,000	1,580
Citigroup, Inc.	22,900	965
Deutsche Euroshop AG	2,268	97
Deutsche Wohnen AG	4,942	95
Duff & Phelps Corp. Class A	67,419	1,071
E*Trade Financial Corp. (Æ)	99,200	1,052
First California Financial Group, Inc. (Æ)	43,549	349
Fortress Investment Group LLC Class A	96,000	491
GAGFAH SA (Æ)	7,704	94
GSW Immobilien AG	2,254	96
Harbinger Group, Inc. (Æ)	63,600	522
Jafco Co., Ltd.(Û)	102,500	3,542
Japan Retail Fund Investment Corp.(ö)(Û)	1,886	3,572
JPMorgan Chase & Co.	20,300	955
KKR & Co., LP	62,000	1,047
M&T Bank Corp.	3,156	324
MetLife, Inc.	35,900	1,340

	Principal Amount ($) or Shares	Fair Value $

Mizuho Financial Group, Inc.(Û)	1,813,300	3,629
Monitise PLC (Æ)	1,091,000	584
Newcastle Investment Corp. (ö)	34,500	362
Nomura Holdings, Inc.(Û)	468,700	2,696
NYSE Euronext	133,252	4,607
Online Resources Corp. (Æ)	75,024	286
ORIX Corp.(Û)	23,510	2,512
Primaris Retail Real Estate Investment Trust(ö)	47,105	1,266
SLM Corp.	147,900	2,498
Sumitomo Mitsui Trust Holdings, Inc.(Û)	801,000	2,961
Tetragon Financial Group, Ltd.	306,802	3,528
Tokyo Tatemono Co., Ltd.	359,000	1,680
Tokyu Land Corp.(Û)	434,000	3,094
Validus Holdings, Ltd.	23,600	859
Wells Fargo & Co.	25,500	888
Western Union Co. (The)	52,400	746
XL Group PLC Class A	39,000	1,081

		56,382

Health Care - 2.0%
Boston Scientific Corp. (Æ)	205,500	1,535
Coventry Health Care, Inc.(Û)	109,307	5,010
Epocrates, Inc. (Æ)	112,532	1,314
Express Scripts Holding Co. (Æ)	32,600	1,741
Given Imaging, Ltd. (Æ)	10,800	178
Humana, Inc.	22,000	1,636
LMA International NV	133,000	66
Merck & Co., Inc.	43,900	1,899
ResMed, Inc.	3,045	133
Sanofi - ADR	389	38
Shimadzu Corp.	149,000	997
UnitedHealth Group, Inc.	19,100	1,054
WellPoint, Inc.	10,700	694

		16,295

Materials and Processing - 2.9%
Aegis Group PLC (Æ)	868,997	3,238
Asahi Glass Co., Ltd.	225,000	1,491
Asahi Kasei Corp.	144,000	831
Aurizon Mines, Ltd. (Æ)	262,609	1,216
Axiall Corp.	3,400	191
Freeport-McMoRan Copper & Gold, Inc.	51,100	1,801
Groupe Agta Record	12,664	469
Hitachi Chemical Co., Ltd.	74,100	1,043
Inmet Mining Corp.	22,516	1,625
JSR Corp.	25,700	508
LIXIL Group Corp.(Û)	138,200	3,210
Mitsubishi Chemical Holdings Corp.	101,000	468
Nautilus Minerals, Inc. Class A (Æ)	15,004	7
Nippon Steel & Sumitomo Metal Corp.	528,000	1,461
Nitto Denko Corp.(Û)	31,000	1,749
Osisko Mining Corp. (Æ)(Þ)	41,389	287
Rinnai Corp.(Û)	26,900	1,900
Ube Industries, Ltd.	577,000	1,199
Xstrata PLC	15,051	282

		22,976

256	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Producer Durables - 1.8%
Amada Co., Ltd.	239,000	1,495
Fiat Industrial SpA Class A	28,662	369
Hitachi Construction Machinery Co., Ltd.	29,000	666
Komatsu, Ltd.	45,700	1,217
MAN SE	4,520	545
Nippon Yusen KK	644,000	1,542
Ricoh Co., Ltd.(Û)	213,000	2,366
Rieber & Son AS	57,855	686
Schuler AG	41,894	1,121
Seiko Epson Corp.	39,300	396
Taisei Corp.(Û)	781,000	2,332
TNT Express NV	225,160	1,730
Xylem, Inc.	500	14

		14,479

Technology - 2.6%
Amadeus IT Holding SA Class A	26,400	662
Atmel Corp. (Æ)	80,400	539
CyrusOne, Inc. (Æ)(ö)	3,469	73
Facebook, Inc. Class A (Æ)	50,600	1,567
Google, Inc. Class A (Æ)	400	302
Hitachi, Ltd.(Û)	331,000	1,962
MIPS Technologies, Inc. Class A (Æ)	94,937	746
Motorola Solutions, Inc.	31,700	1,851
Nichicon Corp.(Û)	324,500	2,669
Nidec Corp.	15,400	883
Peer 1 Network Enterprises, Inc. (Æ)	601,668	2,310
Polycom, Inc. (Æ)	87,600	966
QUALCOMM, Inc.	30,500	2,014
Sony Corp.	111,900	1,667
Telenet Group Holding NV (Æ)	46,900	2,219
VeriFone Systems, Inc. (Æ)	10,100	351

		20,781

Utilities - 2.4%
Atlas Energy, LP	40,200	1,544
Atlas Pipeline Partners, LP	55,500	1,917
Atlas Resource Partners, LP	38,015	890
Bonterra Energy Corp. (Æ)(Þ)	12,899	611
Clearwire Corp. Class A (Æ)	15,005	48
EV Energy Partner, LP	3,700	218
Jupiter Telecommunications Co., Ltd.	778	932
Linn Co. LLC	34,800	1,388
Linn Energy LLC	23,375	909
MetroPCS Communications, Inc. (Æ)	67,541	677
Nexen, Inc.(Û)	204,969	5,485
Sprint Nextel Corp. (Æ)	844,990	4,757

		19,376

Total Common Stocks (cost $176,530)		195,342

Investments in Other Funds - 0.7%
ETFS Physical Palladium Shares	25,750	1,879
iShares FTSE China 25 Index Fund	35,000	1,451

	Principal Amount ($) or Shares		Fair Value $

iShares MSCI Emerging Markets Index Fund		35,000	1,548
Market Vectors Agribusiness ETF		300	17
Market Vectors Oil Service ETF		600	26
SPDR Gold Shares		1,500	242
SPDR S&P China ETF		600	45
SPDR S&P Metals & Mining ETF		800	35
United States Brent Oil Fund, LP		5,139	443
United States Oil Fund, LP		700	25
WisdomTree Japan Hedged Equity Fund		1,800	72

Total Investments in Other Funds (cost $5,665)			5,783

Preferred Stocks - 0.2%
Financial Services - 0.2%
Ally Financial, Inc.		10,100	1,160
Regions Financial Corp.		17,700	440

			1,600

Total Preferred Stocks (cost $1,531)			1,600

	Notional Amount
Options Purchased - 2.8%
(Number of Contracts)
Biogen Idec, Inc. Feb 2013 145.00 Put (16)	USD	2	—
Borgwarner, Inc. Feb 2013 75.00 Put (42)	USD	4	10
Brent Crude Oil Futures Aug 2013 95.00 0 (11)	USD	11	27
Buffalo Wild Wings, Inc. Feb 2013 80.00 Put (52)	USD	5	39
Caterpillar, Inc. Feb 2013 95.00 Put (155)	USD	16	—
Chevron Corp. Feb 2013 115.00 Put (47)	USD	5	3
Coach, Inc. Mar 2013 50.00 Put (31)	USD	3	5
ConocoPhillips Qatar Funding, Ltd. Feb 2013 62.50 Call (33)	USD	3	—
Cross Currency Options Sep 2013 54.00 Call (1)	INR	351,000	142
Jun 2013 120.00 Put (1)	KRW	1,120,000	14
Jun 2013 120.00 Put (1)	KRW	1,436,960	18
Feb 2013 2.00 Put (1)	USD	5,000	42
Edwards Lifesciences Corp. Feb 2013 90.00 Put (31)	USD	3	9
EURO STOXX 50 Index Jun 2013 2,200.00 Call (270)	EUR	3	1,691
Dec 2013 2,500.00 Call (441)	EUR	4	1,553
Jun 2014 2,700.00 Call (200)	EUR	2	463
Jun 2013 2,400.00 Put (250)	EUR	3	129
Jun 2013 2,600.00 Put (137)	EUR	1	168
Dec 2013 2,300.00 Put (715)	EUR	7	740
Dec 2013 2,400.00 Put (140)	EUR	1	192
Dec 2013 2,500.00 Put (125)	EUR	1	225

Russell Multi-Strategy Alternative Fund	257

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Notional Amount		Fair Value $

Jun 2014 2,200.00 Put (120)	EUR	1	177
Jun 2014 2,500.00 Put (47)	EUR	—	134
Exxon Mobil Corp. Feb 2013 90.00 Put (257)	USD	26	43
Facebook, Inc. Feb 2013 30.50 Put (8)	USD	1	—
FedEx Corp. Feb 2013 100.00 Put (31)	USD	3	3
Fossil, Inc. Feb 2013 100.00 Put (8)	USD	1	3
Goldcorp Inc. Feb 2013 36.00 Put (187)	USD	19	27
Green Mountain Coffee Roasters, Inc. Feb 2013 42.00 Put (78)	USD	8	17
Guess?, Inc. Feb 2013 27.00 Put (23)	USD	2	1
Heartware International, Inc. Feb 2013 90.00 Put (26)	USD	3	5
iShares Russell 2000 Index Fund Feb 2013 90.00 Put (1,086)	USD	109	127
KB Home Feb 2013 20.00 Put (39)	USD	4	5
MAP Pharmaceuticals, Inc. Mar 2013 25.00 Call (300)	USD	30	2
Medivation, Inc. Feb 2013 60.00 Call (17)	USD	2	2
Panera Bread Company Class A Feb 2013 155.00 Put (23)	USD	2	9
PVH Corp.
Feb 2013 120.00 Put (39)	USD	4	11
ResMed, Inc. Feb 2013 45.00 Put (78)	USD	8	14
S&P 500 Index Jun 2013 1,350.00 Call (110)	USD	11	1,705
Feb 2013 1,500.00 Call (1068)	USD	107	1,298
Dec 2013 1,400.00 Call (66)	USD	7	890
Dec 2013 1,500.00 Call (91)	USD	9	665
Jun 2014 1,450.00 Call (48)	USD	5	587
Mar 2013 1,450.00 Put (31)	USD	3	40
Jun 2013 1,450.00 Put (56)	USD	6	222
Dec 2013 1,300.00 Put (353)	USD	35	1,338
Dec 2013 1,400.00 Put (146)	USD	15	907
Dec 2013 1,500.00 Put (115)	USD	12	1,148
Jun 2014 1,450.00 Put (48)	USD	5	544
SGX NIKKEI Futures Feb 2013 11,000.00 Call (50)	JPY	25	56
Dec 2013 9,000.00 Call (210)	JPY	105	2,410
Dec 2013 18,00.00 Call (205)	JPY	103	2,267
Jun 2013 9,000 Put (155)	JPY	78	44
Jun 2013 8,500.00 Put (200)	JPY	100	33
Dec 2013 9,000.00 Put (122)	JPY	61	127
Dec 2013 28,500.00 Put (579)	JPY	290	1,461
Jun 2014 10,000.00 Put (45)	JPY	23	154
SPDR S&P 500 ETF Trust Feb 2013 150.00 Put (543)	USD	54	31
Feb 2013 150.50 Put (466)	USD	47	40
Feb 2013 151.00 Put (621)	USD	62	103

	Notional Amount		Fair Value $
Steven Madden, Ltd. Feb 2013 45.00 Put (23)	USD	2	1
Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.330% Jan 2015 0.00 Call (2)		4,700	51
Tesoro Corp. Feb 2013 43.00 Put (36)	USD	4	1
Ultra Petroleum Corp. Feb 2013 18.00 Put (29)	USD	3	1
Under Armour, Inc. Feb 2013 47.50 Put (22)	USD	2	1
Urban Outfitters, Inc. Feb 2013 43.00 Put (42)	USD	4	4
Vertex Pharmaceuticals, Inc. Feb 2013 46.00 Put (29)	USD	3	6

Total Options Purchased (cost $26,033)			22,185

		Principal Amount ($) or Shares

Warrants & Rights - 0.0%
Kinder Morgan, Inc. 2017 Warrants (Æ)		39,700		177

Total Warrants & Rights (cost $139)				177

Short-Term Investments - 48.4%
Bank Negara Malaysia Monetary Notes Zero coupon due 04/30/13 (ž)	MYR	7,768		2,483
Freddie Mac REMICS 6.500% due 12/15/13		38		38
Harrah’s Properties, Co. Mezzanine Term Loan 3.210% due 02/13/13		1,825		1,684
Hong Kong Treasury Bill
Series 91 Zero coupon due 02/20/13 ((ž))	HKD	14,500		1,870
JET Equipment Trust
Series 94-A 9.410% due 06/15/13 (Å)		653		604
Nigeria Treasury Bills Zero coupon due 09/26/13 (ž)	NGN	419,000		2,450
Nortel Networks, Ltd. 10.125% due 07/15/13		260		290
Patriot Coal Corp. 9.250% due 10/04/13 (Ê)		670		675
Philippine Treasury Bills Zero coupon due 03/06/13 (ž)	PHP	35,610		874
Qwest Corp. 3.558% due 06/15/13 (Ê)		2,200		2,214
Russell U.S. Cash Management Fund		276,411,249	(¥)	276,411
Turkey Government Bond Zero coupon due 05/15/13	TRY	3,099		1,735

258	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

		Principal Amount ($) or Shares	Fair Value $

United States Treasury Bills 0.132% due 02/14/13 (ç)(Û)(ž)		15,000	14,999
0.039% due 02/28/13 (ç)(ž)		4,000	4,000
0.129% due 03/21/13 (ç)(ž)		5,000	4,999
0.051% due 04/04/13 (Û)(ž)		7,500	7,499
0.061% due 04/25/13		37,100	37,095
0.071% due 04/25/13 (ž)		7,500	7,499
0.091% due 06/20/13		2,000	1,999
0.093% due 06/20/13		700	700
0.096% due 06/20/13		2,600	2,599
0.099% due 06/20/13		700	700
0.101% due 06/20/13		620	620
0.102% due 06/20/13		2,700	2,699
0.104% due 06/20/13		10,000	9,997
Uruguay Treasury Bills Zero coupon due 02/13/13 (ž)	UYU	16,500	862

Total Short-Term Investments (cost $387,289)			387,595

Repurchase Agreements - 0.5%
Agreement with Goldman Sachs Co. and State Street Bank (Tri-Party) of $100 dated January 31, 2013 at 0.170% to be repurchased at $100 on February 1, 2013 collateralized by: $95 par various United States Government Agency Obligations, valued at $103.		100	100
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,364 dated January 30, 2013 at (0.120%) to be repurchased at $1,364 on April 4, 2013 collateralized by: EUR 862 par various Sovereign Bonds, valued at $1,353.(Å)		1,004	1,364
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,628 dated January 30, 2013 at (0.080%) to be repurchased at $1,628 on April 5, 2013 collateralized by: EUR 1,045 par various Sovereign Bonds, valued at $1,623.(Å)		1,199	1,628
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $474 dated January 30, 2013 at (0.100%) to be repurchased at $474 on April 5, 2013 collateralized by: EUR 300 par various Sovereign Bonds, valued at $471.(Å)		349	474

		Principal Amount ($) or Shares	Fair Value $

Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $833 dated January 30, 2013 at (0.130%) to be repurchased at $833 on April 4, 2013 collateralized by: EUR 537 par various Sovereign Bonds, valued at $820.(Å)		614	833

Total Repurchase Agreements (cost $4,395)			4,399

Total Investments - 94.4% (identified cost $738,196)			756,464

Securities Sold Short - (5.9)%

Long-Term Investments - (0.5)%
Non-US Bonds - (0.5)%
France Government Bond 4.000% due 10/25/38	EUR	(1,162)	(1,824)
France Government Bond OAT 3.750% due 10/25/19	EUR	(1,045)	(1,618)
Kingdom of Belgium 3.750% due 09/28/20	EUR	(537)	(824)

Total Long-Term Investments (proceeds $4,006)			(4,266)

Common Stocks - (4.9)%
Consumer Discretionary - (1.4)%
Alps Electric Co., Ltd.		(166,800)	(972)
BJ’s Restaurants, Inc. (Æ)		(2,848)	(91)
Cheesecake Factory, Inc. (The)		(1,066)	(35)
Fast Retailing Co., Ltd.		(4,500)	(1,185)
GameStop Corp. Class A		(1,608)	(37)
Gap, Inc. (The)		(2,925)	(96)
Honda Motor Co., Ltd.		(35,500)	(1,361)
Konica Minolta Holdings, Inc.		(94,000)	(747)
Lowe’s Cos., Inc.		(12,500)	(477)
Minebea Co., Ltd.		(280,000)	(946)
Murata Manufacturing Co., Ltd.		(15,100)	(930)
Nissan Motor Co., Ltd.		(126,800)	(1,298)
PetSmart, Inc.		(2,713)	(178)
Texas Roadhouse, Inc. Class A		(1,317)	(23)
Yamaha Motor Co., Ltd.		(123,000)	(1,562)
Yaskawa Electric Corp.		(100,000)	(935)

			(10,873)

Consumer Staples - (0.1)%
Fancl Corp.		(27,900)	(313)
Yakult Honsha Co., Ltd.		(12,500)	(527)

			(840)

Russell Multi-Strategy Alternative Fund	259

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Energy - (0.1)%
Chevron Corp.	(1,163)	(134)
ConocoPhillips	(2,146)	(125)
Uranium One, Inc. (Æ)	(37,512)	(102)

		(361)

Financial Services - (0.5)%
Agricultural Bank of China, Ltd. Class H	(162,480)	(88)
Bank of China, Ltd. Class H	(183,948)	(91)
Bank of New York Mellon Corp. (The)	(9,691)	(263)
China Construction Bank Corp. Class H	(103,354)	(89)
Hudson City Bancorp, Inc.	(37,557)	(321)
Industrial & Commercial Bank of China, Ltd. Class H	(111,869)	(84)
IntercontinentalExchange, Inc. (Æ)	(13,668)	(1,897)
Markel Corp. (Æ)	(630)	(300)
PacWest Bancorp	(6,131)	(169)
State Street Corp.	(1,551)	(86)
Stifel Financial Corp. (Æ)	(1,677)	(62)
US Bancorp	(20,487)	(678)

		(4,128)

Health Care - (0.5)%
Aetna, Inc.	(42,460)	(2,048)
Amedisys, Inc. (Æ)	(2,013)	(22)
Edwards Lifesciences Corp. (Æ)	(2,602)	(234)
MAP Pharmaceuticals, Inc. (Æ)	(7,513)	(186)
Medivation, Inc. (Æ)	(1,579)	(86)
Takeda Pharmaceutical Co., Ltd.	(22,200)	(1,141)

		(3,717)

Materials and Processing - (0.6)%
First Quantum Minerals, Ltd. (Æ)	(37,061)	(747)
Freeport-McMoRan Copper & Gold, Inc.	(14,289)	(504)
Glencore International PLC	(43,139)	(269)
JSR Corp.	(83,300)	(1,645)
Mitsubishi Chemical Holdings Corp.	(346,000)	(1,604)
Osisko Mining Corp. (Æ)(Þ)	(41,389)	(287)

		(5,056)

Producer Durables - (0.9)%
Advantest Corp.	(38,800)	(527)
CNH Global NV	(7,487)	(357)
Danaher Corp.	(2,172)	(130)
Hirose Electric Co., Ltd.	(6,400)	(761)
Hitachi Construction Machinery Co., Ltd.	(71,000)	(1,630)
Kubota Corp.	(79,000)	(902)

	Principal Amount ($) or Shares	Fair Value $

Mitsubishi Heavy Industries, Ltd.	(171,000)	(914)
Robbins & Myers, Inc.	(15,005)	(875)
Seiko Epson Corp.	(75,800)	(764)
United Technologies Corp.	(2,795)	(245)

		(7,105)

Technology - (0.5)%
Facebook, Inc. Class A (Æ)	(2,326)	(69)
Ibiden Co., Ltd.	(105,500)	(1,503)
Renesas Electronics Corp. (Æ)	(57,300)	(173)
Rohm Co., Ltd.	(33,100)	(1,101)
Salesforce.com, Inc. (Æ)	(930)	(160)
Sharp Corp.	(64,000)	(218)
Taiyo Yuden Co., Ltd.	(101,700)	(915)
Xilinx, Inc.	(2,516)	(92)

		(4,231)

Utilities - (0.3)%
Bonterra Energy Corp. (Æ)(Þ)	(12,894)	(611)
CenturyLink, Inc.	(1,828)	(74)
Consolidated Edison, Inc.	(9,991)	(568)
Laclede Group, Inc. (The)	(13,890)	(555)
Linn Co. LLC	(1,341)	(54)
Linn Energy LLC	(1,341)	(52)
NTELOS Holdings Corp.	(2,348)	(30)
Public Service Enterprise Group, Inc.	(19,250)	(600)
UIL Holdings Corp.	(1,164)	(43)

		(2,587)

Total Common Stocks (proceeds $35,426)		(38,898)

Investments in Other Funds - (0.5)% iShares Barclays 20+ Year Treasury Bond Fund	(11,730)	(1,376)
iShares Barclays 7-10 Year Treasury Bond Fund	(15,024)	(1,594)
United States Brent Oil Fund, LP	(12,689)	(1,093)

Total Investments in Other Funds (proceeds $4,058)		(4,063)

Total Securities Sold Short (proceeds $43,490)		(47,227)

Other Assets and Liabilities, Net - 11.5%		92,210

Net Assets - 100.0%		801,447

See accompanying notes which are an integral part of this quarterly report.

260	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

Restricted Securities

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

4.9%
Alm Loan Funding	10/05/12	745,000	95.41	711	749
BlueMountain CLO, Ltd.	10/19/12	520,000	94.17	490	524
Bluewater Holding BV	08/15/12	300,000	91.22	274	283
Carlyle Global Market Strategies	09/20/12	745,000	93.96	700	751
Chester Downs & Marina LLC	10/26/12	875,000	100.54	880	857
Dave & Buster’s Entertainment, Inc.	08/29/12	400,000	74.41	298	302
DJO Finance LLC / DJO Finance Corp.	09/05/12	895,000	107.60	963	996
DJO Finance LLC / DJO Finance Corp.	09/14/12	705,000	100.24	707	752
Dryden XXIV Senior Loan Fund	09/25/12	480,000	97.17	466	485
Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.	11/06/12	575,000	100.49	578	598
Edgen Murray Corp.	10/05/12	890,000	99.30	884	910
Eldorado Resorts LLC / Eldorado Capital Corp.	10/22/12	925,000	98.05	907	911
Energy Future Intermediate Holding Co. LLC / EFIH Finance, Inc.	10/05/12	945,000	103.47	978	1,076
Energy Future Intermediate Holdings Co LLC / EFIH Finance Inc.	11/01/12	440,000	104.81	461	504
EPL Oil & Gas, Inc.	10/18/12	520,000	99.04	515	547
Fifth & Pacific Cos., Inc.	12/10/12	655,000	110.83	726	730
Forest Oil Corp.	10/15/12	1,695,000	104.84	1,777	1,805
Halcon Resources Corp.	10/23/12	560,000	99.26	556	598
Hiland Partners, LP / Hiland Partners Finance Corp.	09/11/12	405,000	100.00	405	438
Hub International, Ltd.	09/07/12	860,000	100.79	867	890
IAMGOLD Corp.	09/14/12	995,000	99.76	993	975
Inmet Mining Corp.	12/13/12	610,000	100.41	613	656
Jamestown CLO I, Ltd.	10/22/12	700,000	90.01	630	706
JET Equipment Trust	09/06/12	653,378	100.38	656	604
Marine Park CLO, Ltd.	09/11/12	335,000	94.42	316	338
Midstates Petroleum Co., Inc. / Midstates Petroleum Co LLC	09/13/12	855,000	100.00	855	932
Mohegan Tribal Gaming Authority	09/06/12	360,000	105.50	380	394
Mohegan Tribal Gaming Authority	09/12/12	55,000	68.74	38	48
Nationstar Mortgage LLC / Nationstar Capital Corp.	09/19/12	945,000	100.42	949	1,030
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,628 dated January 30, 2013 at (0.080%) to be repurchased at $1,628 on April 5, 2013 collateralized by: $1,045 par various Sovereign Bonds, valued at $1,623.	01/02/13	1,199,105	135.66	1,627	1,628
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $833 dated January 30, 2013 at (0.130%) to be repurchased at $833 on April 4, 2013 collateralized by: $537 par various Sovereign Bonds, valued at $820.	01/02/13	613,523	135.66	832	833
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $1,364 dated January 30, 2013 at (0.120%) to be repurchased at $1,364 on April 4, 2013 collateralized by: $862 par various Sovereign Bonds, valued at $1,353.	01/07/13	1,004,347	135.66	1,362	1,364
Agreement with Nomura Securities International, Inc. and State Street Bank (Tri-Party) of $474 dated January 30, 2013 at (0.100%) to be repurchased at $474 on April 5, 2013 collateralized by: $300 par various Sovereign Bonds, valued at $471.	01/07/13	349,238	135.66	1,836	474
Nuveen Investments, Inc.	09/13/12	675,000	100.00	675	695
Ocean Rig UDW, Inc.	08/10/12	1,300,000	100.50	1,307	1,352
OCP CLO, Ltd.	10/19/12	235,000	94.88	223	241
OHA Credit Partners VII, Ltd.	10/24/12	330,000	94.06	310	328
Onex USI Acquisition Corp.	12/14/12	560,000	100.00	560	549
OZLM Funding, Ltd.	09/28/12	495,000	92.57	458	500
PNC Preferred Funding Trust II	09/25/12	2,200,000	83.95	1,847	1,815
Radio Systems Corp.	10/16/12	570,000	100.00	570	606
Rain CII Carbon LLC / CII Carbon Corp.	01/24/13	45,000	105.00	47	47
Rain CII Carbon LLC / CII Carbon Corp.	01/29/13	200,000	105.25	211	210
Rite Aid Corp.	12/12/12	65,000	76.08	50	56

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	261

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share and cost per unit amounts)

% of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Fair Value (000) $

Seneca Gaming Corp.	09/11/12	810,000	104.33	845	861
Shingle Springs Tribal Gaming Authority	11/20/12	495,000	96.24	476	494
Taminco Global Chemical Corp.	01/23/13	395,000	111.63	441	435
TRAC Intermodal LLC / TRAC Intermodal Corp.	08/16/12	875,000	102.49	897	928
US Coatings Acquisition, Inc. / Flash Dutch 2 BV	01/16/13	150,000	100.00	150	155
USB Realty Corp.	04/05/07	1,600,000	84.10	1,345	1,392
Venture CDO, Ltd.	09/25/12	500,000	95.97	480	505
Viasystems, Inc.	01/23/13	640,000	100.28	642	638
Walter Energy, Inc.	11/16/12	715,000	99.31	710	788
Wok Acquisition Corp.	12/07/12	655,000	106.85	700	702

					38,912

For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

262	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index Futures (Netherlands)	14	EUR	989	02/13	23
Aluminum HG Futures	2	USD	104	03/13	(9)
ASX SPI 200 Index Futures (Australia)	27	AUD	3,270	03/13	170
Australia 90 Day Bank Bill Futures (Australia ASX)	73	AUD	72,485	03/13	6
Australia 90 Day Bank Bill Futures (Australia ASX)	65	AUD	64,554	06/13	(4)
Australian Dollar Currency Futures	17	USD	1,768	03/13	2
Bovespa Index Futures (Brazil)	15	BRL	898	02/13	—
Brent Crude Oil Futures	37	USD	4,275	02/13	180
British Pound Currency Futures	27	USD	2,675	03/13	(44)
Bursa Crude Palm Oil Futures	18	MYR	1,151	04/13	14
CAC 40 Index Futures (France)	26	EUR	970	02/13	8
Canada Government 10 Year Bond Futures (Canada)	20	CAD	2,674	03/13	(11)
Canadian Dollar Currency Futures	25	USD	2,504	03/13	(22)
Canola Futures	188	CAD	2,342	03/13	114
Copper Futures (LME)	10	USD	2,038	03/13	12
Copper Futures (LME)	1	USD	204	04/13	2
Copper High Grade Futures	1	USD	93	03/13	2
Corn Futures	50	USD	1,851	03/13	11
Corn Futures	40	USD	1,467	07/13	(60)
Corn Futures	45	USD	1,330	12/13	(106)
Cotton No. 2 Futures	11	USD	456	03/13	24
DAX Index Futures (Germany)	5	EUR	975	03/13	27
DJIA Mini Index Futures (CME)	17	USD	1,173	03/13	34
Euro Currency Futures	21	USD	3,564	03/13	86
EURO STOXX 50 Index Futures (EMU)	17	EUR	461	03/13	15
Euro-Bobl Futures (Germany)	40	EUR	5,027	03/13	(45)
Euro-Bund Futures (Germany)	52	EUR	7,379	03/13	(157)
Euro-Buxl Futures (Germany)	2	EUR	264	03/13	(5)
Eurodollar Futures (CME)	6	USD	1,495	06/13	(1)
Eurodollar Futures (CME)	397	USD	98,888	09/13	(22)
European Gas Oil (ICE) Futures	12	USD	1,192	02/13	43
FTSE 100 Index Futures (United Kingdom)	23	GBP	1,440	03/13	122
FTSE JSE Top 40 Index Futures (South Aftrica)	46	ZAR	16,634	03/13	70
FTSE MIB Index Futures (Italy)	7	EUR	611	03/13	41
Gas Oil Futures	12	USD	1,179	03/13	23
Gasoline RBOB Futures	27	USD	3,438	02/13	292
Gold 100 Oz. Futures	10	USD	1,662	04/13	—
Hang Seng China ENT Index Futures (Hong Kong)	26	HKD	15,791	02/13	10
Hang Seng Index Futures (Hong Kong)	16	HKD	19,021	02/13	9
Heating Oil Futures	6	USD	786	02/13	15
Henry Hub Natural Gas Futures	28	USD	234	02/13	(6)
Henry Hub Natural Gas Futures	120	USD	1,395	11/16	6
IBEX 35 Index Futures (Spain)	7	EUR	587	02/13	(17)
Japan Government 10 Year Bond Futures (Japan TSE)	16	JPY	2,308,800	03/13	7
Japan Government 10 Year Bond Mini Futures (Japan SGX)	97	JPY	1,400,195	03/13	(14)
Kospi 200 Index Futures (South Korea)	9	KRW	1,162,350	03/13	(12)
Lead Futures	1	USD	61	03/13	5
Live Cattle Futures	32	USD	1,700	04/13	5
Live Cattle Futures	7	USD	362	08/13	5
Live Cattle Futures	20	USD	1,067	10/13	(9)
Mexican Peso Currency Futures	56	USD	2,192	03/13	21
MSCI Taiwan Index Futures	56	USD	1,579	02/13	29
NASDAQ 100 E-Mini Index Futures (CME)	14	USD	763	03/13	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	263

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Natural Gas Futures	74	USD	2,510	03/13	6
Nickel Futures	4	USD	439	03/13	11
NIKKEI 225 Index Futures (Japan)	133	JPY	737,818	03/13	531
Platinum Futures	17	USD	1,424	04/13	44
RBOB Gasoline Futures	18	USD	2,292	02/13	124
RTS Index Futures (Russia)	69	USD	224	03/13	16
Russell 2000 Mini Index Futures (CME)	24	USD	2,160	03/13	110
S&P 500 E-Mini Index Futures (CME)	137	USD	10,229	03/13	402
S&P Midcap 400 E-Mini Index Futures (CME)	15	USD	1,637	03/13	101
S&P TSE 60 Index Futures (Canada)	13	CAD	1,889	03/13	46
SGX CNX Nifty Index Futures	85	USD	1,033	02/13	(6)
SGX MSCI Singapore Index Futures	20	SGD	1,474	02/13	7
Silver Futures	1	USD	157	03/13	(2)
Soybean Futures	47	USD	3,328	03/13	32
Soybean Oil Futures	19	USD	603	03/13	18
Swiss Franc Currency Futures	22	USD	3,025	03/13	27
Swiss Market Index Futures (Switzerland)	19	CHF	1,395	03/13	21
Three Month Aluminum Futures	9	USD	465	02/13	14
Three Month Aluminum Futures	10	USD	518	03/13	(4)
Three Month Aluminum Futures	4	USD	208	04/13	1
Three Month Canada Bankers Acceptance Futures (Canada)	27	CAD	6,664	06/13	3
Three Month Copper Futures	2	USD	407	02/13	27
Three Month Copper Futures	2	USD	407	03/13	13
Three Month Copper Futures	2	USD	408	04/13	(1)
Three Month Euribor Interest Rate Futures (Germany)	135	EUR	33,591	09/13	(80)
Three Month Nickel Futures	2	USD	219	02/13	28
Three Month Nickel Futures	2	USD	220	03/13	10
Three Month Nickel Futures	3	USD	329	04/13	8
Three Month Sterling Interest Rate Futures (United Kingdom)	13	GBP	1,616	06/13	(1)
Three Month Sterling Interest Rate Futures (United Kingdom)	96	GBP	11,930	09/13	(8)
Three Month Sterling Interest Rate Futures (United Kingdom)	6	GBP	745	12/13	(1)
Three Month Sterling Interest Rate Futures (United Kingdom)	82	GBP	10,183	03/14	(17)
Three Month Sterling Interest Rate Futures (United Kingdom)	5	GBP	621	06/14	(1)
Three Month Sterling Interest Rate Futures (United Kingdom)	4	GBP	496	09/14	(1)
Three Month Sterling Interest Rate Futures (United Kingdom)	4	GBP	496	12/14	—
Three Month Zinc Futures	14	USD	746	02/13	60
Three Month Zinc Futures	10	USD	536	04/13	17
TOPIX Index Futures (Japan)	17	JPY	159,375	03/13	275
United Kingdom Long Gilt Bond Futures (United Kingdom)	17	GBP	1,978	03/13	(65)
United States Treasury 5 Year Note Futures	4	USD	495	03/13	(2)
United States Treasury 10 Year Note Futures	187	USD	24,550	03/13	(262)
Wheat Futures	11	USD	429	03/13	(32)
WTI Bullet Swap Financial Futures	19	USD	1,852	02/13	53
Zinc Futures	18	USD	964	03/13	37

Short Positions
Australia Government 10 Year Treasury Bond Futures (Australia SFE)	2	AUD	243	03/13	2
Australia Government 3 Year Treasury Bond Futures (Australia SFE)	48	AUD	5,238	03/13	3
CAC 40 Index Futures (France)	5	EUR	187	02/13	(2)
Canada Government 10 Year Bond Futures (Canada)	6	CAD	802	03/13	—
Cocoa Futures	23	USD	507	03/13	16
Cocoa Futures	11	USD	243	05/13	—
Coffee Futures	22	USD	1,212	03/13	16
Copper Futures (LME)	5	USD	1,019	03/13	(16)
Copper Futures (LME)	1	USD	204	04/13	(2)

See accompanying notes which are an integral part of this quarterly report.

264	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

DAX Index Futures (Germany)	2	EUR	390	03/13	(3)
Euribor Futures (Germany)	1	EUR	248	12/14	—
Euro Currency Futures	61	USD	10,353	03/13	(373)
EURO STOXX 50 Index Futures (EMU)	118	EUR	3,199	03/13	(32)
Euro-Bobl Futures (Germany)	15	EUR	1,885	03/13	31
Euro-Bund Futures (Germany)	74	EUR	10,501	03/13	189
Eurodollar Futures (CME)	1	USD	249	12/13	—
Eurodollar Futures (CME)	4	USD	996	03/14	—
Eurodollar Futures (CME)	5	USD	1,244	06/14	—
Eurodollar Futures (CME)	5	USD	1,243	09/14	—
Eurodollar Futures (CME)	3	USD	745	12/14	—
Euro-Schatz Futures (Germany)	164	EUR	18,080	03/13	6
FC Orange Juice Futures	42	USD	754	03/13	(45)
Gold 100 Oz. Futures	4	USD	664	02/13	22
Gold 100 Oz. Futures	5	USD	831	04/13	8
Japan Government 10 Year Bond Futures (Japan TSE)	1	JPY	144,300	03/13	5
Japanese Yen Currency Futures	84	USD	11,492	03/13	860
Lean Hogs Futures	10	USD	357	04/13	(5)
Light Sweet Crude E-Mini Futures	1	USD	49	02/13	—
Light Sweet Crude Oil Futures	29	USD	2,827	02/13	(96)
Live Cattle Futures	30	USD	1,594	04/13	10
Natural Gas Futures	93	USD	3,105	02/13	15
Nickel Futures	3	USD	329	03/13	(16)
NIKKEI 225 Index Futures (Japan)	21	JPY	116,498	03/13	(30)
S&P 500 Index Futures (CME)	3	USD	1,120	03/13	6
Soybean Futures	10	USD	734	03/13	(46)
Sugar 11 Futures	75	USD	1,578	02/13	33
Three Month Aluminum Futures	9	USD	465	02/13	(14)
Three Month Aluminum Futures	10	USD	518	03/13	3
Three Month Aluminum Futures	4	USD	208	04/13	(2)
Three Month Canada Bankers Acceptance Futures (Canada)	12	CAD	2,962	06/13	(2)
Three Month Canada Bankers Acceptance Futures (Canada)	11	CAD	2,714	09/13	(2)
Three Month Canada Bankers Acceptance Futures (Canada)	166	CAD	40,894	03/14	39
Three Month Copper Futures	2	USD	407	02/13	(27)
Three Month Copper Futures	2	USD	407	03/13	(12)
Three Month Copper Futures	2	USD	408	04/13	(1)
Three Month Euribor Interest Rate Futures (Germany)	5	EUR	1,245	06/13	—
Three Month Euribor Interest Rate Futures (Germany)	8	EUR	1,991	09/13	—
Three Month Euribor Interest Rate Futures (Germany)	7	EUR	1,740	12/13	—
Three Month Euribor Interest Rate Futures (Germany)	5	EUR	1,242	03/14	—
Three Month Euribor Interest Rate Futures (Germany)	3	EUR	745	06/14	—
Three Month Euribor Interest Rate Futures (Germany)	2	EUR	496	09/14	—
Three Month EuroSwiss Interest Rate Futures (Switzerland)	82	CHF	20,486	06/13	18
Three Month EuroSwiss Interest Rate Futures (Switzerland)	23	CHF	5,745	09/13	6
Three Month Nickel Futures	2	USD	219	02/13	(28)
Three Month Nickel Futures	2	USD	220	03/13	(10)
Three Month Nickel Futures	3	USD	329	04/13	(6)
Three Month Zinc Futures	14	USD	746	02/13	(61)
Three Month Zinc Futures	10	USD	536	04/13	(16)
United Kingdom Long Gilt Bond Futures (United Kingdom)	3	GBP	349	03/13	3
United States Treasury 30 Year Bond Futures	32	USD	4,591	03/13	98
United States Treasury 2 Year Note Futures	202	USD	44,525	03/13	(6)
United States Treasury 5 Year Note Futures	115	USD	14,229	03/13	41
Zinc Futures	26	USD	1,392	03/13	(83)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					2,941

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	265

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Fair Value $

Cross Currency Options	Put	1	1,120.00	KRW	1,120,000	06/14/13	(14)
Cross Currency Options	Put	1	1,120.00	KRW	1,436,960	06/18/13	(18)
EURO STOXX 50 Index	Call	75	2,750.00	EUR	1	02/15/13	(13)
EURO STOXX 50 Index	Call	24	2,800.00	EUR	—	03/15/13	(5)
EURO STOXX 50 Index	Call	100	2,400.00	EUR	1	06/21/13	(383)
EURO STOXX 50 Index	Call	120	2,700.00	EUR	1	06/21/13	(131)
EURO STOXX 50 Index	Call	234	2,800.00	EUR	2	12/20/13	(330)
EURO STOXX 50 Index	Put	30	2,600.00	EUR	—	02/15/13	(3)
EURO STOXX 50 Index	Put	15	2,600.00	EUR	—	03/15/13	(4)
EURO STOXX 50 Index	Put	300	2,000.00	EUR	3	06/21/13	(31)
EURO STOXX 50 Index	Put	317	2,200.00	EUR	3	06/21/13	(69)
EURO STOXX 50 Index	Put	250	1,800.00	EUR	3	06/21/13	(13)
EURO STOXX 50 Index	Put	95	2,000.00	EUR	1	12/20/13	(41)
EURO STOXX 50 Index	Put	200	1,800.00	EUR	2	12/20/13	(46)
EURO STOXX 50 Index	Put	47	2,000.00	EUR	—	06/20/14	(43)
Exxon Mobil Corp.	Call	31	90.00	USD	3	02/01/13	(2)
S&P 500 Index	Call	1,068	1,450.00	USD	107	02/16/13	(5,297)
S&P 500 Index	Call	15	1,500.00	USD	2	02/16/13	(18)
S&P 500 Index	Call	31	1,450.00	USD	3	03/16/13	(175)
S&P 500 Index	Call	62	1,450.00	USD	6	06/22/13	(472)
S&P 500 Index	Put	24	1,450.00	USD	2		(18)
S&P 500 Index	Put	120	1,250.00	USD	12	06/22/13	(106)
S&P 500 Index	Put	51	1,350.00	USD	5	06/22/13	(95)
S&P 500 Index	Put	190	1,100.00	USD	19	12/21/13	(254)
S&P 500 Index	Put	45	1,150.00	USD	5	06/21/14	(155)
SGX NIKKEI Futures	Call	100	11,750.00	JPY	50	02/07/13	(5)
SGX NIKKEI Futures	Call	200	11,000.00	JPY	100	06/13/13	(607)
SGX NIKKEI Futures	Call	100	12,000.00	JPY	50	06/13/13	(118)
SGX NIKKEI Futures	Call	300	23,000.00	JPY	150	12/12/13	(882)
SGX NIKKEI Futures	Call	114	10,500.00	JPY	57	12/12/13	(639)
SGX NIKKEI Futures	Put	100	10,000.00	JPY	50	02/07/13	(1)
SGX NIKKEI Futures	Put	220	8,000.00	JPY	110	06/13/13	(13)
SGX NIKKEI Futures	Put	443	8,000.00	JPY	222	12/12/13	(165)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 2.206%	Call	1	0.00		400	01/14/15	(15)
USD Three Month LIBOR/USD 2.212%	Call	1	0.00		1,100	01/14/15	(42)

Total Liability for Options Written (premiums received $8,173)							(10,223)

Transactions in options written contracts for the period ended January 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	2,732	$2,722
Opened	7,583	14,837
Closed	(4,151)	(8,913)
Expired	(1,139)	(473)

Outstanding January 31, 2013	5,025	$8,173

See accompanying notes which are an integral part of this quarterly report.

266	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	2,165	CNH	13,611	02/20/13	24
Bank of America	USD	66	EUR	48	02/20/13	—
Bank of America	USD	401	INR	21,531	02/19/13	3
Bank of America	USD	2,301	KRW	2,458,338	04/15/13	(52)
Bank of America	USD	393	PEN	1,000	04/17/13	(6)
Bank of America	USD	162	RUB	5,100	06/14/13	5
Bank of America	USD	48	ZAR	420	03/13/13	(2)
Bank of America	AUD	328	USD	345	02/19/13	3
Bank of America	EUR	226	RON	1,000	04/15/13	—
Bank of America	EUR	451	RON	2,000	04/15/13	2
Bank of America	EUR	48	USD	66	02/01/13	—
Bank of America	EUR	300	USD	392	02/20/13	(15)
Bank of America	EUR	1,370	USD	1,788	02/20/13	(72)
Bank of America	EUR	1,196	USD	1,561	03/11/13	(63)
Bank of America	EUR	1,762	USD	2,275	03/11/13	(118)
Bank of America	INR	42,100	USD	785	02/19/13	(4)
Bank of America	ZAR	9,150	USD	1,041	03/13/13	23
Credit Suisse	USD	501	PEN	1,307	02/11/13	5
Credit Suisse	USD	155	RUB	5,010	12/16/13	5
Credit Suisse	AUD	1	USD	1	03/20/13	—
Credit Suisse	EUR	217	HUF	64,100	02/01/13	3
Credit Suisse	EUR	856	SEK	7,346	02/11/13	(7)
Credit Suisse	EUR	2,692	USD	3,587	03/18/13	(69)
Credit Suisse	GBP	871	USD	1,382	03/12/13	1
Deutsche Bank AG	USD	1,082	BRL	2,300	02/04/13	73
Deutsche Bank AG	USD	1,157	BRL	2,300	02/04/13	(2)
Deutsche Bank AG	USD	362	CNH	2,270	02/22/13	3
Deutsche Bank AG	USD	295	INR	16,000	03/28/13	3
Deutsche Bank AG	USD	504	INR	28,000	04/15/13	15
Deutsche Bank AG	USD	1,110	SGD	1,360	02/22/13	(11)
Deutsche Bank AG	USD	473	TWD	14,015	02/22/13	1
Deutsche Bank AG	AUD	1,558	USD	1,637	02/19/13	15
Deutsche Bank AG	AUD	6	USD	7	03/20/13	—
Deutsche Bank AG	BRL	2,300	USD	1,157	02/04/13	2
Deutsche Bank AG	BRL	2,300	USD	1,079	02/04/13	(76)
Deutsche Bank AG	EUR	930	NOK	6,929	04/30/13	—
Deutsche Bank AG	JPY	29,624	USD	327	04/18/13	3
Deutsche Bank AG	TWD	75,000	USD	2,590	02/19/13	50
Deutsche Bank AG	TWD	5,745	USD	198	02/22/13	4
Goldman Sachs	USD	39	AUD	38	02/06/13	—
Goldman Sachs	USD	53	AUD	50	02/06/13	—
Goldman Sachs	USD	65	AUD	62	02/06/13	—
Goldman Sachs	USD	115	AUD	111	02/06/13	—
Goldman Sachs	USD	131	AUD	125	02/06/13	—
Goldman Sachs	USD	373	AUD	355	02/06/13	(3)
Goldman Sachs	USD	40	CAD	40	02/01/13	—
Goldman Sachs	USD	17	CAD	17	02/04/13	—
Goldman Sachs	USD	37	CAD	37	02/05/13	—
Goldman Sachs	USD	1	CAD	1	02/06/13	—
Goldman Sachs	USD	10	CAD	10	02/06/13	—
Goldman Sachs	USD	33	CAD	32	02/06/13	—
Goldman Sachs	USD	45	CAD	44	02/06/13	—
Goldman Sachs	USD	61	CAD	61	02/06/13	(1)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	267

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Goldman Sachs	USD	64	CAD	63	02/06/13	(1)
Goldman Sachs	USD	68	CAD	67	02/06/13	(1)
Goldman Sachs	USD	76	CAD	75	02/06/13	(1)
Goldman Sachs	USD	93	CAD	92	02/06/13	—
Goldman Sachs	USD	94	CAD	93	02/06/13	(1)
Goldman Sachs	USD	98	CAD	97	02/06/13	—
Goldman Sachs	USD	105	CAD	104	02/06/13	(1)
Goldman Sachs	USD	117	CAD	117	02/06/13	1
Goldman Sachs	USD	122	CAD	123	02/06/13	1
Goldman Sachs	USD	165	CAD	163	02/06/13	(1)
Goldman Sachs	USD	191	CAD	190	02/06/13	(1)
Goldman Sachs	USD	204	CAD	201	02/06/13	(3)
Goldman Sachs	USD	228	CAD	225	02/06/13	(2)
Goldman Sachs	USD	269	CAD	265	02/06/13	(3)
Goldman Sachs	USD	334	CAD	329	02/06/13	(4)
Goldman Sachs	USD	466	CAD	459	02/06/13	(6)
Goldman Sachs	USD	467	CAD	469	02/06/13	2
Goldman Sachs	USD	527	CAD	530	02/06/13	5
Goldman Sachs	USD	529	CAD	529	02/06/13	1
Goldman Sachs	USD	7,447	CAD	7,443	02/06/13	16
Goldman Sachs	USD	84	EUR	63	02/06/13	1
Goldman Sachs	USD	173	EUR	129	02/06/13	3
Goldman Sachs	USD	175	EUR	132	02/06/13	5
Goldman Sachs	USD	344	EUR	263	02/06/13	14
Goldman Sachs	USD	511	EUR	380	02/06/13	5
Goldman Sachs	USD	512	EUR	392	02/06/13	19
Goldman Sachs	USD	763	EUR	571	02/06/13	12
Goldman Sachs	USD	1,349	EUR	1,010	02/06/13	22
Goldman Sachs	USD	3,799	EUR	2,797	02/06/13	(1)
Goldman Sachs	USD	4,595	GBP	2,898	02/06/13	1
Goldman Sachs	USD	180	JPY	16,299	02/01/13	(1)
Goldman Sachs	USD	54	JPY	4,912	02/05/13	—
Goldman Sachs	USD	876	JPY	79,783	02/06/13	(4)
Goldman Sachs	USD	8	NOK	43	02/06/13	—
Goldman Sachs	USD	33	NOK	186	02/06/13	1
Goldman Sachs	USD	66	NOK	365	02/06/13	1
Goldman Sachs	USD	76	NOK	428	02/06/13	2
Goldman Sachs	USD	79	NOK	433	02/06/13	—
Goldman Sachs	USD	2,626	NOK	14,367	02/06/13	4
Goldman Sachs	USD	44	NOK	239	03/07/13	—
Goldman Sachs	USD	54	SGD	66	02/06/13	(1)
Goldman Sachs	USD	107	SGD	132	02/06/13	(1)
Goldman Sachs	USD	911	SGD	1,118	02/06/13	(8)
Goldman Sachs	USD	1,196	SGD	1,464	02/06/13	(13)
Goldman Sachs	AUD	125	USD	131	02/01/13	—
Goldman Sachs	AUD	51	USD	53	02/05/13	—
Goldman Sachs	AUD	56	USD	59	02/06/13	—
Goldman Sachs	AUD	142	USD	149	02/06/13	1
Goldman Sachs	AUD	543	USD	571	02/06/13	4
Goldman Sachs	AUD	6	USD	6	03/20/13	—
Goldman Sachs	CAD	117	USD	117	02/01/13	(1)
Goldman Sachs	CAD	17	USD	17	02/06/13	—
Goldman Sachs	CAD	25	USD	25	02/06/13	—

See accompanying notes which are an integral part of this quarterly report.

268	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Goldman Sachs	CAD	29	USD	30	02/06/13	—
Goldman Sachs	CAD	34	USD	35	02/06/13	—
Goldman Sachs	CAD	40	USD	40	02/06/13	—
Goldman Sachs	CAD	68	USD	69	02/06/13	1
Goldman Sachs	CAD	69	USD	70	02/06/13	1
Goldman Sachs	CAD	114	USD	116	02/06/13	1
Goldman Sachs	CAD	152	USD	155	02/06/13	2
Goldman Sachs	CAD	154	USD	156	02/06/13	2
Goldman Sachs	CAD	245	USD	243	02/06/13	(2)
Goldman Sachs	CAD	253	USD	253	02/06/13	(1)
Goldman Sachs	CAD	255	USD	258	02/06/13	3
Goldman Sachs	CAD	257	USD	255	02/06/13	(2)
Goldman Sachs	CAD	307	USD	310	02/06/13	2
Goldman Sachs	CAD	350	USD	349	02/06/13	(2)
Goldman Sachs	CAD	372	USD	374	02/06/13	2
Goldman Sachs	CAD	381	USD	381	02/06/13	(1)
Goldman Sachs	CAD	557	USD	564	02/06/13	6
Goldman Sachs	CAD	712	USD	720	02/06/13	6
Goldman Sachs	CAD	758	USD	770	02/06/13	10
Goldman Sachs	CAD	6,630	USD	6,723	02/06/13	76
Goldman Sachs	CAD	37	USD	37	03/07/13	—
Goldman Sachs	CAD	7,443	USD	7,442	03/07/13	(21)
Goldman Sachs	EUR	77	USD	102	02/06/13	(2)
Goldman Sachs	EUR	105	USD	140	02/06/13	(3)
Goldman Sachs	EUR	128	USD	168	02/06/13	(6)
Goldman Sachs	EUR	147	USD	196	02/06/13	(3)
Goldman Sachs	EUR	281	USD	372	02/06/13	(10)
Goldman Sachs	EUR	398	USD	527	02/06/13	(13)
Goldman Sachs	EUR	4,601	USD	6,032	02/06/13	(215)
Goldman Sachs	EUR	2,797	USD	3,800	03/07/13	2
Goldman Sachs	GBP	2,898	USD	4,684	02/06/13	88
Goldman Sachs	GBP	2,898	USD	4,594	03/07/13	(2)
Goldman Sachs	JPY	437	USD	5	02/06/13	—
Goldman Sachs	JPY	5,791	USD	64	02/06/13	—
Goldman Sachs	JPY	8,304	USD	92	02/06/13	1
Goldman Sachs	JPY	8,312	USD	94	02/06/13	3
Goldman Sachs	JPY	9,236	USD	104	02/06/13	3
Goldman Sachs	JPY	16,299	USD	180	02/06/13	1
Goldman Sachs	JPY	31,404	USD	356	02/06/13	13
Goldman Sachs	JPY	4,912	USD	54	03/07/13	—
Goldman Sachs	JPY	79,783	USD	876	03/07/13	4
Goldman Sachs	NOK	433	USD	79	02/04/13	—
Goldman Sachs	NOK	239	USD	44	02/05/13	—
Goldman Sachs	NOK	15,822	USD	2,837	02/06/13	(60)
Goldman Sachs	NOK	14,367	USD	2,623	03/07/13	(7)
Goldman Sachs	SGD	220	USD	180	02/06/13	2
Goldman Sachs	SGD	2,560	USD	2,095	02/06/13	26
JPMorgan Chase Bank	USD	1,045	AUD	1,000	02/19/13	(3)
JPMorgan Chase Bank	USD	1,500	CHF	1,393	02/15/13	31
JPMorgan Chase Bank	USD	1,766	CHF	1,632	02/25/13	27
JPMorgan Chase Bank	USD	2,690	COP	4,793,445	02/22/13	6
JPMorgan Chase Bank	USD	670	GBP	424	02/01/13	3
JPMorgan Chase Bank	USD	4,809	INR	263,450	02/20/13	128

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	269

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	495	INR	26,940	03/22/13	7
JPMorgan Chase Bank	USD	2,034	MXN	25,834	02/28/13	(7)
JPMorgan Chase Bank	USD	2,000	NOK	11,193	02/04/13	49
JPMorgan Chase Bank	USD	1,730	NOK	9,673	02/19/13	40
JPMorgan Chase Bank	USD	2,700	NOK	15,110	02/19/13	64
JPMorgan Chase Bank	USD	1,700	RUB	51,863	02/19/13	24
JPMorgan Chase Bank	USD	159	RUB	5,100	09/16/13	5
JPMorgan Chase Bank	USD	927	TWD	26,806	02/19/13	(19)
JPMorgan Chase Bank	USD	2,600	TWD	76,778	02/27/13	1
JPMorgan Chase Bank	BRL	3,391	USD	1,700	02/19/13	—
JPMorgan Chase Bank	CAD	2,150	MXN	27,108	02/28/13	(27)
JPMorgan Chase Bank	CHF	3,656	EUR	3,000	02/15/13	56
JPMorgan Chase Bank	CHF	3,722	EUR	3,000	03/01/13	(17)
JPMorgan Chase Bank	CHF	1,198	USD	1,300	02/15/13	(17)
JPMorgan Chase Bank	CHF	1,826	USD	2,000	02/15/13	(7)
JPMorgan Chase Bank	COP	4,793,445	USD	2,700	02/22/13	4
JPMorgan Chase Bank	EUR	1,500	CHF	1,858	02/15/13	5
JPMorgan Chase Bank	EUR	1,000	GBP	856	02/25/13	—
JPMorgan Chase Bank	EUR	214	HUF	64,100	04/15/13	4
JPMorgan Chase Bank	EUR	2,150	RON	9,380	02/19/13	(20)
JPMorgan Chase Bank	EUR	903	USD	1,202	03/18/13	(24)
JPMorgan Chase Bank	GBP	1,682	EUR	2,000	02/25/13	49
JPMorgan Chase Bank	GBP	424	USD	670	03/12/13	(3)
JPMorgan Chase Bank	HUF	64,100	EUR	216	02/01/13	(4)
JPMorgan Chase Bank	HUF	165,000	EUR	550	04/15/13	(13)
JPMorgan Chase Bank	INR	133,500	USD	2,500	02/20/13	(2)
JPMorgan Chase Bank	JPY	99,308	USD	1,111	04/22/13	24
JPMorgan Chase Bank	MXN	27,451	CAD	2,150	02/28/13	—
JPMorgan Chase Bank	NOK	11,193	USD	2,021	02/04/13	(28)
JPMorgan Chase Bank	NOK	24,783	USD	4,479	02/19/13	(55)
JPMorgan Chase Bank	NZD	3,093	USD	2,588	03/18/13	—
JPMorgan Chase Bank	RUB	51,863	USD	1,713	02/19/13	(11)
JPMorgan Chase Bank	TRY	130	USD	71	02/20/13	(3)
Royal Bank of Scotland PLC	USD	121	AUD	116	03/20/13	(1)
Royal Bank of Scotland PLC	USD	342	AUD	330	03/20/13	1
Royal Bank of Scotland PLC	USD	437	AUD	419	03/20/13	(2)
Royal Bank of Scotland PLC	USD	462	AUD	445	03/20/13	1
Royal Bank of Scotland PLC	USD	801	AUD	772	03/20/13	2
Royal Bank of Scotland PLC	USD	923	AUD	883	03/20/13	(5)
Royal Bank of Scotland PLC	USD	2,776	AUD	2,684	03/20/13	14
Royal Bank of Scotland PLC	USD	5	BRL	10	03/20/13	—
Royal Bank of Scotland PLC	USD	20	BRL	40	03/20/13	—
Royal Bank of Scotland PLC	USD	34	BRL	70	03/20/13	1
Royal Bank of Scotland PLC	USD	45	BRL	90	03/20/13	—
Royal Bank of Scotland PLC	USD	68	BRL	140	03/20/13	2
Royal Bank of Scotland PLC	USD	132	BRL	270	03/20/13	3
Royal Bank of Scotland PLC	USD	242	BRL	500	03/20/13	7
Royal Bank of Scotland PLC	USD	34	CAD	34	03/20/13	—
Royal Bank of Scotland PLC	USD	88	CAD	87	03/20/13	(1)
Royal Bank of Scotland PLC	USD	142	CAD	140	03/20/13	(2)
Royal Bank of Scotland PLC	USD	151	CAD	149	03/20/13	(2)
Royal Bank of Scotland PLC	USD	204	CAD	201	03/20/13	(2)
Royal Bank of Scotland PLC	USD	226	CAD	223	03/20/13	(2)

See accompanying notes which are an integral part of this quarterly report.

270	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	240	CAD	239	03/20/13	(1)
Royal Bank of Scotland PLC	USD	345	CAD	343	03/20/13	(1)
Royal Bank of Scotland PLC	USD	3,066	CAD	3,050	03/20/13	(11)
Royal Bank of Scotland PLC	USD	1	CHF	1	03/20/13	—
Royal Bank of Scotland PLC	USD	3	CHF	3	03/20/13	—
Royal Bank of Scotland PLC	USD	3	CHF	3	03/20/13	—
Royal Bank of Scotland PLC	USD	5	CHF	5	03/20/13	—
Royal Bank of Scotland PLC	USD	10	CHF	9	03/20/13	—
Royal Bank of Scotland PLC	USD	63	CHF	58	03/20/13	1
Royal Bank of Scotland PLC	USD	77	CHF	70	03/20/13	—
Royal Bank of Scotland PLC	USD	93	CHF	87	03/20/13	2
Royal Bank of Scotland PLC	USD	13	CLP	6,000	03/20/13	—
Royal Bank of Scotland PLC	USD	228	CLP	111,000	03/20/13	6
Royal Bank of Scotland PLC	USD	6	COP	10,000	03/20/13	—
Royal Bank of Scotland PLC	USD	60	COP	110,000	03/20/13	2
Royal Bank of Scotland PLC	USD	68	COP	120,000	03/20/13	(1)
Royal Bank of Scotland PLC	USD	5	CZK	100	03/20/13	—
Royal Bank of Scotland PLC	USD	5	CZK	100	03/20/13	—
Royal Bank of Scotland PLC	USD	10	CZK	200	03/20/13	—
Royal Bank of Scotland PLC	USD	11	CZK	200	03/20/13	—
Royal Bank of Scotland PLC	USD	16	CZK	300	03/20/13	—
Royal Bank of Scotland PLC	USD	16	CZK	300	03/20/13	—
Royal Bank of Scotland PLC	USD	21	CZK	400	03/20/13	—
Royal Bank of Scotland PLC	USD	31	CZK	600	03/20/13	1
Royal Bank of Scotland PLC	USD	51	CZK	1,000	03/20/13	2
Royal Bank of Scotland PLC	USD	73	CZK	1,400	03/20/13	1
Royal Bank of Scotland PLC	USD	94	CZK	1,800	03/20/13	2
Royal Bank of Scotland PLC	USD	103	CZK	2,000	03/20/13	3
Royal Bank of Scotland PLC	USD	315	CZK	6,100	03/20/13	8
Royal Bank of Scotland PLC	USD	12	EUR	9	03/20/13	—
Royal Bank of Scotland PLC	USD	14	EUR	11	03/20/13	1
Royal Bank of Scotland PLC	USD	28	EUR	21	03/20/13	—
Royal Bank of Scotland PLC	USD	58	EUR	44	03/20/13	2
Royal Bank of Scotland PLC	USD	92	EUR	69	03/20/13	1
Royal Bank of Scotland PLC	USD	99	EUR	76	03/20/13	4
Royal Bank of Scotland PLC	USD	107	EUR	80	03/20/13	2
Royal Bank of Scotland PLC	USD	144	EUR	110	03/20/13	6
Royal Bank of Scotland PLC	USD	170	EUR	128	03/20/13	4
Royal Bank of Scotland PLC	USD	172	EUR	127	03/20/13	—
Royal Bank of Scotland PLC	USD	211	EUR	157	03/20/13	2
Royal Bank of Scotland PLC	USD	290	EUR	222	03/20/13	11
Royal Bank of Scotland PLC	USD	301	EUR	226	03/20/13	6
Royal Bank of Scotland PLC	USD	386	EUR	296	03/20/13	16
Royal Bank of Scotland PLC	USD	386	EUR	285	03/20/13	1
Royal Bank of Scotland PLC	USD	394	EUR	297	03/20/13	9
Royal Bank of Scotland PLC	USD	517	EUR	388	03/20/13	10
Royal Bank of Scotland PLC	USD	580	EUR	440	03/20/13	18
Royal Bank of Scotland PLC	USD	589	EUR	439	03/20/13	7
Royal Bank of Scotland PLC	USD	726	EUR	549	03/20/13	20
Royal Bank of Scotland PLC	USD	821	EUR	627	03/20/13	31
Royal Bank of Scotland PLC	USD	886	EUR	666	03/20/13	18
Royal Bank of Scotland PLC	USD	928	EUR	699	03/20/13	22
Royal Bank of Scotland PLC	USD	960	EUR	732	03/20/13	34

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	271

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	1,027	EUR	779	03/20/13	31
Royal Bank of Scotland PLC	USD	1,086	EUR	820	03/20/13	28
Royal Bank of Scotland PLC	USD	1,168	EUR	875	03/20/13	21
Royal Bank of Scotland PLC	USD	1,172	EUR	871	03/20/13	11
Royal Bank of Scotland PLC	USD	1,280	EUR	981	03/20/13	52
Royal Bank of Scotland PLC	USD	1,287	EUR	963	03/20/13	21
Royal Bank of Scotland PLC	USD	1,414	EUR	1,064	03/20/13	31
Royal Bank of Scotland PLC	USD	1,692	EUR	1,249	03/20/13	4
Royal Bank of Scotland PLC	USD	2,577	EUR	1,906	03/20/13	12
Royal Bank of Scotland PLC	USD	2,877	EUR	2,151	03/20/13	45
Royal Bank of Scotland PLC	USD	27	GBP	17	03/20/13	—
Royal Bank of Scotland PLC	USD	29	GBP	18	03/20/13	—
Royal Bank of Scotland PLC	USD	55	GBP	34	03/20/13	(1)
Royal Bank of Scotland PLC	USD	61	GBP	38	03/20/13	(1)
Royal Bank of Scotland PLC	USD	130	GBP	80	03/20/13	(3)
Royal Bank of Scotland PLC	USD	146	GBP	90	03/20/13	(4)
Royal Bank of Scotland PLC	USD	164	GBP	102	03/20/13	(3)
Royal Bank of Scotland PLC	USD	175	GBP	109	03/20/13	(2)
Royal Bank of Scotland PLC	USD	176	GBP	110	03/20/13	(2)
Royal Bank of Scotland PLC	USD	246	GBP	156	03/20/13	1
Royal Bank of Scotland PLC	USD	304	GBP	189	03/20/13	(4)
Royal Bank of Scotland PLC	USD	319	GBP	199	03/20/13	(4)
Royal Bank of Scotland PLC	USD	1,038	GBP	640	03/20/13	(23)
Royal Bank of Scotland PLC	USD	1,347	GBP	837	03/20/13	(20)
Royal Bank of Scotland PLC	USD	105	HUF	23,000	03/20/13	1
Royal Bank of Scotland PLC	USD	498	HUF	110,000	03/20/13	10
Royal Bank of Scotland PLC	USD	10	IDR	100,000	03/20/13	—
Royal Bank of Scotland PLC	USD	30	IDR	300,000	03/20/13	—
Royal Bank of Scotland PLC	USD	40	IDR	400,000	03/20/13	1
Royal Bank of Scotland PLC	USD	111	IDR	1,100,000	03/20/13	1
Royal Bank of Scotland PLC	USD	3	ILS	10	03/20/13	—
Royal Bank of Scotland PLC	USD	3	ILS	10	03/20/13	—
Royal Bank of Scotland PLC	USD	5	ILS	20	03/20/13	—
Royal Bank of Scotland PLC	USD	8	ILS	30	03/20/13	—
Royal Bank of Scotland PLC	USD	8	ILS	30	03/20/13	—
Royal Bank of Scotland PLC	USD	8	ILS	30	03/20/13	—
Royal Bank of Scotland PLC	USD	13	ILS	50	03/20/13	—
Royal Bank of Scotland PLC	USD	13	ILS	50	03/20/13	—
Royal Bank of Scotland PLC	USD	13	ILS	50	03/20/13	—
Royal Bank of Scotland PLC	USD	16	ILS	60	03/20/13	1
Royal Bank of Scotland PLC	USD	16	ILS	60	03/20/13	1
Royal Bank of Scotland PLC	USD	21	ILS	80	03/20/13	1
Royal Bank of Scotland PLC	USD	24	ILS	90	03/20/13	—
Royal Bank of Scotland PLC	USD	27	ILS	100	03/20/13	—
Royal Bank of Scotland PLC	USD	29	ILS	110	03/20/13	1
Royal Bank of Scotland PLC	USD	29	ILS	110	03/20/13	1
Royal Bank of Scotland PLC	USD	70	ILS	270	03/20/13	2
Royal Bank of Scotland PLC	USD	75	ILS	280	03/20/13	—
Royal Bank of Scotland PLC	USD	86	ILS	320	03/20/13	—
Royal Bank of Scotland PLC	USD	115	ILS	430	03/20/13	1
Royal Bank of Scotland PLC	USD	13	INR	700	03/20/13	—
Royal Bank of Scotland PLC	USD	14	INR	800	03/20/13	—
Royal Bank of Scotland PLC	USD	16	INR	900	03/20/13	—

See accompanying notes which are an integral part of this quarterly report.

272	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	31	INR	1,700	03/20/13	1
Royal Bank of Scotland PLC	USD	31	INR	1,700	03/20/13	—
Royal Bank of Scotland PLC	USD	66	INR	3,700	03/20/13	3
Royal Bank of Scotland PLC	USD	73	INR	4,000	03/20/13	2
Royal Bank of Scotland PLC	USD	105	INR	5,800	03/20/13	3
Royal Bank of Scotland PLC	USD	127	INR	7,000	03/20/13	4
Royal Bank of Scotland PLC	USD	138	INR	7,500	03/20/13	2
Royal Bank of Scotland PLC	USD	176	INR	9,500	03/20/13	1
Royal Bank of Scotland PLC	USD	177	INR	9,600	03/20/13	2
Royal Bank of Scotland PLC	USD	182	INR	9,900	03/20/13	3
Royal Bank of Scotland PLC	USD	202	INR	11,100	03/20/13	5
Royal Bank of Scotland PLC	USD	208	INR	11,500	03/20/13	7
Royal Bank of Scotland PLC	USD	211	INR	11,700	03/20/13	7
Royal Bank of Scotland PLC	USD	221	INR	11,900	03/20/13	1
Royal Bank of Scotland PLC	USD	340	INR	18,800	03/20/13	10
Royal Bank of Scotland PLC	USD	464	INR	25,100	03/20/13	4
Royal Bank of Scotland PLC	USD	12	JPY	1,000	03/21/13	(1)
Royal Bank of Scotland PLC	USD	24	JPY	2,000	03/21/13	(2)
Royal Bank of Scotland PLC	USD	41	JPY	3,704	03/21/13	—
Royal Bank of Scotland PLC	USD	70	JPY	6,159	03/21/13	(3)
Royal Bank of Scotland PLC	USD	91	JPY	8,213	03/21/13	(1)
Royal Bank of Scotland PLC	USD	98	JPY	8,735	03/21/13	(3)
Royal Bank of Scotland PLC	USD	105	JPY	8,576	03/21/13	(11)
Royal Bank of Scotland PLC	USD	123	JPY	10,973	03/21/13	(3)
Royal Bank of Scotland PLC	USD	125	JPY	11,000	03/21/13	(5)
Royal Bank of Scotland PLC	USD	134	JPY	11,262	03/21/13	(11)
Royal Bank of Scotland PLC	USD	143	JPY	11,808	03/21/13	(14)
Royal Bank of Scotland PLC	USD	153	JPY	12,537	03/21/13	(15)
Royal Bank of Scotland PLC	USD	202	JPY	16,891	03/21/13	(17)
Royal Bank of Scotland PLC	USD	236	JPY	19,401	03/21/13	(24)
Royal Bank of Scotland PLC	USD	249	JPY	20,937	03/21/13	(20)
Royal Bank of Scotland PLC	USD	257	JPY	22,470	03/21/13	(11)
Royal Bank of Scotland PLC	USD	393	JPY	34,405	03/21/13	(16)
Royal Bank of Scotland PLC	USD	398	JPY	35,311	03/21/13	(12)
Royal Bank of Scotland PLC	USD	409	JPY	37,127	03/21/13	(3)
Royal Bank of Scotland PLC	USD	558	JPY	48,559	03/21/13	(27)
Royal Bank of Scotland PLC	USD	2,161	JPY	190,417	03/21/13	(78)
Royal Bank of Scotland PLC	USD	3,115	JPY	277,901	03/21/13	(76)
Royal Bank of Scotland PLC	USD	1,123	KRW	1,220,000	03/20/13	(5)
Royal Bank of Scotland PLC	USD	1,325	KRW	1,440,000	03/20/13	(6)
Royal Bank of Scotland PLC	USD	8	MXN	100	03/20/13	—
Royal Bank of Scotland PLC	USD	8	MXN	100	03/20/13	—
Royal Bank of Scotland PLC	USD	8	MXN	100	03/20/13	—
Royal Bank of Scotland PLC	USD	8	MXN	100	03/20/13	—
Royal Bank of Scotland PLC	USD	16	MXN	200	03/20/13	—
Royal Bank of Scotland PLC	USD	16	MXN	200	03/20/13	—
Royal Bank of Scotland PLC	USD	16	MXN	200	03/20/13	—
Royal Bank of Scotland PLC	USD	23	MXN	300	03/20/13	1
Royal Bank of Scotland PLC	USD	24	MXN	300	03/20/13	—
Royal Bank of Scotland PLC	USD	31	MXN	400	03/20/13	—
Royal Bank of Scotland PLC	USD	39	MXN	500	03/20/13	—
Royal Bank of Scotland PLC	USD	55	MXN	700	03/20/13	—
Royal Bank of Scotland PLC	USD	62	MXN	800	03/20/13	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	273

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	63	MXN	800	03/20/13	—
Royal Bank of Scotland PLC	USD	92	MXN	1,200	03/20/13	2
Royal Bank of Scotland PLC	USD	157	MXN	2,000	03/20/13	—
Royal Bank of Scotland PLC	USD	345	MXN	4,500	03/20/13	7
Royal Bank of Scotland PLC	USD	737	MXN	9,600	03/20/13	15
Royal Bank of Scotland PLC	USD	3	MYR	10	03/20/13	—
Royal Bank of Scotland PLC	USD	7	MYR	20	03/20/13	—
Royal Bank of Scotland PLC	USD	7	MYR	20	03/20/13	—
Royal Bank of Scotland PLC	USD	13	MYR	40	03/20/13	—
Royal Bank of Scotland PLC	USD	20	MYR	60	03/20/13	(1)
Royal Bank of Scotland PLC	USD	50	MYR	150	03/20/13	(2)
Royal Bank of Scotland PLC	USD	255	MYR	780	03/20/13	(4)
Royal Bank of Scotland PLC	USD	418	MYR	1,280	03/20/13	(7)
Royal Bank of Scotland PLC	USD	130	NOK	734	03/20/13	4
Royal Bank of Scotland PLC	USD	236	NOK	1,323	03/20/13	6
Royal Bank of Scotland PLC	USD	299	NOK	1,670	03/20/13	6
Royal Bank of Scotland PLC	USD	2,530	NOK	14,333	03/20/13	89
Royal Bank of Scotland PLC	USD	3,686	NOK	20,881	03/20/13	129
Royal Bank of Scotland PLC	USD	8	NZD	10	03/20/13	—
Royal Bank of Scotland PLC	USD	43	NZD	51	03/20/13	—
Royal Bank of Scotland PLC	USD	149	NZD	178	03/20/13	—
Royal Bank of Scotland PLC	USD	159	NZD	190	03/20/13	—
Royal Bank of Scotland PLC	USD	254	NZD	303	03/20/13	(1)
Royal Bank of Scotland PLC	USD	358	NZD	429	03/20/13	1
Royal Bank of Scotland PLC	USD	420	NZD	503	03/20/13	1
Royal Bank of Scotland PLC	USD	460	NZD	549	03/20/13	(1)
Royal Bank of Scotland PLC	USD	799	NZD	961	03/20/13	5
Royal Bank of Scotland PLC	USD	947	NZD	1,143	03/20/13	10
Royal Bank of Scotland PLC	USD	2,322	NZD	2,839	03/20/13	53
Royal Bank of Scotland PLC	USD	4,155	NZD	5,079	03/20/13	95
Royal Bank of Scotland PLC	USD	444	PHP	18,100	03/20/13	1
Royal Bank of Scotland PLC	USD	507	PHP	20,700	03/20/13	2
Royal Bank of Scotland PLC	USD	42	PLN	130	03/20/13	—
Royal Bank of Scotland PLC	USD	118	PLN	380	03/20/13	4
Royal Bank of Scotland PLC	USD	182	PLN	580	03/20/13	5
Royal Bank of Scotland PLC	USD	282	PLN	900	03/20/13	8
Royal Bank of Scotland PLC	USD	646	PLN	2,060	03/20/13	18
Royal Bank of Scotland PLC	USD	3	RUB	100	03/20/13	—
Royal Bank of Scotland PLC	USD	9	RUB	264	03/20/13	—
Royal Bank of Scotland PLC	USD	46	RUB	1,400	03/20/13	—
Royal Bank of Scotland PLC	USD	69	RUB	2,100	03/20/13	1
Royal Bank of Scotland PLC	USD	169	RUB	5,300	03/20/13	6
Royal Bank of Scotland PLC	USD	553	RUB	17,281	03/20/13	18
Royal Bank of Scotland PLC	USD	650	RUB	20,282	03/20/13	21
Royal Bank of Scotland PLC	USD	107	SEK	702	03/20/13	3
Royal Bank of Scotland PLC	USD	118	SEK	768	03/20/13	3
Royal Bank of Scotland PLC	USD	125	SEK	796	03/20/13	—
Royal Bank of Scotland PLC	USD	177	SEK	1,165	03/20/13	6
Royal Bank of Scotland PLC	USD	540	SEK	3,581	03/20/13	22
Royal Bank of Scotland PLC	USD	1,149	SEK	7,525	03/20/13	34
Royal Bank of Scotland PLC	USD	1,419	SEK	9,258	03/20/13	36
Royal Bank of Scotland PLC	USD	1,879	SEK	12,453	03/20/13	78
Royal Bank of Scotland PLC	USD	16	SGD	20	03/20/13	—

See accompanying notes which are an integral part of this quarterly report.

274	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	USD	16	SGD	20	03/20/13	—
Royal Bank of Scotland PLC	USD	49	SGD	60	03/20/13	(1)
Royal Bank of Scotland PLC	USD	57	SGD	70	03/20/13	(1)
Royal Bank of Scotland PLC	USD	721	SGD	880	03/20/13	(10)
Royal Bank of Scotland PLC	USD	1,467	SGD	1,790	03/20/13	(21)
Royal Bank of Scotland PLC	USD	44	TRY	80	03/20/13	1
Royal Bank of Scotland PLC	USD	61	TRY	110	03/20/13	1
Royal Bank of Scotland PLC	USD	112	TRY	200	03/20/13	1
Royal Bank of Scotland PLC	USD	531	TRY	960	03/20/13	12
Royal Bank of Scotland PLC	USD	702	TRY	1,270	03/20/13	16
Royal Bank of Scotland PLC	USD	1,142	TWD	33,000	03/20/13	(24)
Royal Bank of Scotland PLC	USD	1,532	TWD	44,300	03/20/13	(32)
Royal Bank of Scotland PLC	USD	11	ZAR	100	03/20/13	—
Royal Bank of Scotland PLC	USD	11	ZAR	100	03/20/13	—
Royal Bank of Scotland PLC	USD	11	ZAR	100	03/20/13	—
Royal Bank of Scotland PLC	USD	12	ZAR	100	03/20/13	—
Royal Bank of Scotland PLC	USD	12	ZAR	100	03/20/13	(1)
Royal Bank of Scotland PLC	USD	23	ZAR	200	03/20/13	(1)
Royal Bank of Scotland PLC	USD	23	ZAR	200	03/20/13	(1)
Royal Bank of Scotland PLC	USD	23	ZAR	200	03/20/13	(1)
Royal Bank of Scotland PLC	USD	23	ZAR	200	03/20/13	(1)
Royal Bank of Scotland PLC	USD	35	ZAR	300	03/20/13	(1)
Royal Bank of Scotland PLC	USD	35	ZAR	300	03/20/13	(2)
Royal Bank of Scotland PLC	USD	126	ZAR	1,100	03/20/13	(4)
Royal Bank of Scotland PLC	USD	232	ZAR	2,000	03/20/13	(10)
Royal Bank of Scotland PLC	AUD	5	USD	5	03/20/13	—
Royal Bank of Scotland PLC	AUD	6	USD	6	03/20/13	—
Royal Bank of Scotland PLC	AUD	7	USD	7	03/20/13	—
Royal Bank of Scotland PLC	AUD	20	USD	21	03/20/13	—
Royal Bank of Scotland PLC	AUD	70	USD	73	03/20/13	—
Royal Bank of Scotland PLC	AUD	94	USD	98	03/20/13	1
Royal Bank of Scotland PLC	AUD	101	USD	105	03/20/13	—
Royal Bank of Scotland PLC	AUD	109	USD	113	03/20/13	—
Royal Bank of Scotland PLC	AUD	111	USD	116	03/20/13	1
Royal Bank of Scotland PLC	AUD	129	USD	135	03/20/13	1
Royal Bank of Scotland PLC	AUD	130	USD	135	03/20/13	—
Royal Bank of Scotland PLC	AUD	167	USD	175	03/20/13	1
Royal Bank of Scotland PLC	AUD	171	USD	179	03/20/13	1
Royal Bank of Scotland PLC	AUD	172	USD	181	03/20/13	2
Royal Bank of Scotland PLC	AUD	180	USD	187	03/20/13	—
Royal Bank of Scotland PLC	AUD	196	USD	206	03/20/13	2
Royal Bank of Scotland PLC	AUD	254	USD	266	03/20/13	2
Royal Bank of Scotland PLC	AUD	291	USD	305	03/20/13	2
Royal Bank of Scotland PLC	AUD	293	USD	308	03/20/13	4
Royal Bank of Scotland PLC	AUD	403	USD	423	03/20/13	4
Royal Bank of Scotland PLC	AUD	714	USD	744	03/20/13	2
Royal Bank of Scotland PLC	AUD	873	USD	904	03/20/13	(3)
Royal Bank of Scotland PLC	AUD	1,120	USD	1,167	03/20/13	3
Royal Bank of Scotland PLC	AUD	1,219	USD	1,261	03/20/13	(6)
Royal Bank of Scotland PLC	BRL	420	USD	196	03/20/13	(13)
Royal Bank of Scotland PLC	BRL	1,140	USD	533	03/20/13	(36)
Royal Bank of Scotland PLC	CAD	10	USD	10	03/20/13	—
Royal Bank of Scotland PLC	CAD	13	USD	13	03/20/13	—

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	275

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	CAD	40	USD	40	03/20/13	—
Royal Bank of Scotland PLC	CAD	49	USD	49	03/20/13	—
Royal Bank of Scotland PLC	CAD	77	USD	77	03/20/13	—
Royal Bank of Scotland PLC	CAD	136	USD	137	03/20/13	1
Royal Bank of Scotland PLC	CAD	147	USD	149	03/20/13	2
Royal Bank of Scotland PLC	CAD	177	USD	178	03/20/13	1
Royal Bank of Scotland PLC	CAD	206	USD	209	03/20/13	2
Royal Bank of Scotland PLC	CAD	460	USD	458	03/20/13	(3)
Royal Bank of Scotland PLC	CAD	502	USD	509	03/20/13	6
Royal Bank of Scotland PLC	CAD	539	USD	533	03/20/13	(7)
Royal Bank of Scotland PLC	CAD	622	USD	620	03/20/13	(3)
Royal Bank of Scotland PLC	CAD	801	USD	812	03/20/13	9
Royal Bank of Scotland PLC	CHF	5	USD	5	03/20/13	—
Royal Bank of Scotland PLC	CHF	5	USD	5	03/20/13	—
Royal Bank of Scotland PLC	CHF	7	USD	7	03/20/13	—
Royal Bank of Scotland PLC	CHF	28	USD	30	03/20/13	(1)
Royal Bank of Scotland PLC	CHF	100	USD	109	03/20/13	(1)
Royal Bank of Scotland PLC	CHF	110	USD	118	03/20/13	(3)
Royal Bank of Scotland PLC	CZK	200	USD	10	03/20/13	—
Royal Bank of Scotland PLC	CZK	500	USD	26	03/20/13	—
Royal Bank of Scotland PLC	CZK	600	USD	31	03/20/13	—
Royal Bank of Scotland PLC	CZK	700	USD	36	03/20/13	(1)
Royal Bank of Scotland PLC	CZK	700	USD	36	03/20/13	(1)
Royal Bank of Scotland PLC	CZK	800	USD	42	03/20/13	(1)
Royal Bank of Scotland PLC	CZK	3,500	USD	183	03/20/13	(2)
Royal Bank of Scotland PLC	CZK	4,700	USD	247	03/20/13	(1)
Royal Bank of Scotland PLC	CZK	13,000	USD	671	03/20/13	(17)
Royal Bank of Scotland PLC	EUR	1,249	USD	1,692	02/04/13	(4)
Royal Bank of Scotland PLC	EUR	127	USD	172	02/05/13	—
Royal Bank of Scotland PLC	EUR	1	USD	1	03/20/13	—
Royal Bank of Scotland PLC	EUR	2	USD	3	03/20/13	—
Royal Bank of Scotland PLC	EUR	8	USD	11	03/20/13	—
Royal Bank of Scotland PLC	EUR	100	USD	130	03/20/13	(6)
Royal Bank of Scotland PLC	EUR	202	USD	264	03/20/13	(10)
Royal Bank of Scotland PLC	EUR	390	USD	506	03/20/13	(24)
Royal Bank of Scotland PLC	EUR	447	USD	585	03/20/13	(23)
Royal Bank of Scotland PLC	EUR	479	USD	628	03/20/13	(22)
Royal Bank of Scotland PLC	EUR	482	USD	628	03/20/13	(27)
Royal Bank of Scotland PLC	EUR	610	USD	795	03/20/13	(33)
Royal Bank of Scotland PLC	EUR	623	USD	807	03/20/13	(40)
Royal Bank of Scotland PLC	EUR	1,023	USD	1,333	03/20/13	(57)
Royal Bank of Scotland PLC	EUR	1,079	USD	1,400	03/20/13	(66)
Royal Bank of Scotland PLC	EUR	1,431	USD	1,864	03/20/13	(80)
Royal Bank of Scotland PLC	EUR	1,667	USD	2,155	03/20/13	(109)
Royal Bank of Scotland PLC	EUR	2,201	USD	2,893	03/20/13	(96)
Royal Bank of Scotland PLC	EUR	9,407	USD	12,256	03/20/13	(520)
Royal Bank of Scotland PLC	GBP	6	USD	10	03/20/13	—
Royal Bank of Scotland PLC	GBP	21	USD	34	03/20/13	—
Royal Bank of Scotland PLC	GBP	25	USD	41	03/20/13	1
Royal Bank of Scotland PLC	GBP	55	USD	89	03/20/13	2
Royal Bank of Scotland PLC	GBP	70	USD	112	03/20/13	1
Royal Bank of Scotland PLC	GBP	80	USD	127	03/20/13	—
Royal Bank of Scotland PLC	GBP	89	USD	143	03/20/13	2

See accompanying notes which are an integral part of this quarterly report.

276	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	GBP	117	USD	184	03/20/13	(2)
Royal Bank of Scotland PLC	GBP	139	USD	224	03/20/13	4
Royal Bank of Scotland PLC	GBP	168	USD	266	03/20/13	—
Royal Bank of Scotland PLC	GBP	179	USD	288	03/20/13	4
Royal Bank of Scotland PLC	GBP	183	USD	293	03/20/13	3
Royal Bank of Scotland PLC	GBP	191	USD	306	03/20/13	3
Royal Bank of Scotland PLC	GBP	197	USD	316	03/20/13	4
Royal Bank of Scotland PLC	GBP	205	USD	328	03/20/13	3
Royal Bank of Scotland PLC	GBP	221	USD	353	03/20/13	2
Royal Bank of Scotland PLC	GBP	236	USD	373	03/20/13	(1)
Royal Bank of Scotland PLC	GBP	249	USD	392	03/20/13	(2)
Royal Bank of Scotland PLC	GBP	273	USD	433	03/20/13	—
Royal Bank of Scotland PLC	GBP	338	USD	543	03/20/13	7
Royal Bank of Scotland PLC	GBP	496	USD	798	03/20/13	12
Royal Bank of Scotland PLC	GBP	508	USD	805	03/20/13	(1)
Royal Bank of Scotland PLC	GBP	550	USD	883	03/20/13	11
Royal Bank of Scotland PLC	HUF	18,000	USD	80	03/20/13	(3)
Royal Bank of Scotland PLC	HUF	49,000	USD	222	03/20/13	(4)
Royal Bank of Scotland PLC	IDR	3,400,000	USD	352	03/20/13	5
Royal Bank of Scotland PLC	ILS	180	USD	47	03/20/13	(1)
Royal Bank of Scotland PLC	ILS	320	USD	84	03/20/13	(2)
Royal Bank of Scotland PLC	INR	2,400	USD	43	03/20/13	(2)
Royal Bank of Scotland PLC	INR	2,600	USD	47	03/20/13	(2)
Royal Bank of Scotland PLC	INR	4,600	USD	81	03/20/13	(5)
Royal Bank of Scotland PLC	INR	4,900	USD	87	03/20/13	(5)
Royal Bank of Scotland PLC	INR	8,200	USD	147	03/20/13	(6)
Royal Bank of Scotland PLC	INR	8,600	USD	155	03/20/13	(5)
Royal Bank of Scotland PLC	INR	10,600	USD	189	03/20/13	(8)
Royal Bank of Scotland PLC	INR	12,600	USD	227	03/20/13	(8)
Royal Bank of Scotland PLC	INR	15,300	USD	276	03/20/13	(10)
Royal Bank of Scotland PLC	INR	17,600	USD	318	03/20/13	(10)
Royal Bank of Scotland PLC	INR	34,500	USD	626	03/20/13	(17)
Royal Bank of Scotland PLC	JPY	977	USD	11	03/21/13	—
Royal Bank of Scotland PLC	JPY	2,496	USD	30	03/21/13	3
Royal Bank of Scotland PLC	JPY	3,156	USD	38	03/21/13	4
Royal Bank of Scotland PLC	JPY	8,867	USD	99	03/21/13	2
Royal Bank of Scotland PLC	JPY	9,000	USD	109	03/21/13	11
Royal Bank of Scotland PLC	JPY	9,434	USD	106	03/21/13	3
Royal Bank of Scotland PLC	JPY	11,000	USD	122	03/21/13	2
Royal Bank of Scotland PLC	JPY	14,809	USD	166	03/21/13	4
Royal Bank of Scotland PLC	JPY	15,230	USD	185	03/21/13	18
Royal Bank of Scotland PLC	JPY	19,846	USD	241	03/21/13	24
Royal Bank of Scotland PLC	JPY	43,219	USD	490	03/21/13	18
Royal Bank of Scotland PLC	JPY	49,677	USD	546	03/21/13	2
Royal Bank of Scotland PLC	JPY	76,820	USD	936	03/21/13	95
Royal Bank of Scotland PLC	JPY	841,588	USD	10,232	03/21/13	1,026
Royal Bank of Scotland PLC	JPY	857,903	USD	10,430	03/21/13	1,045
Royal Bank of Scotland PLC	KRW	20,000	USD	18	03/20/13	—
Royal Bank of Scotland PLC	KRW	30,000	USD	28	03/20/13	—
Royal Bank of Scotland PLC	KRW	40,000	USD	38	03/20/13	1
Royal Bank of Scotland PLC	KRW	60,000	USD	55	03/20/13	—
Royal Bank of Scotland PLC	KRW	70,000	USD	65	03/20/13	1
Royal Bank of Scotland PLC	KRW	70,000	USD	66	03/20/13	1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	277

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	KRW	130,000	USD	122	03/20/13	3
Royal Bank of Scotland PLC	KRW	400,000	USD	377	03/20/13	11
Royal Bank of Scotland PLC	MXN	3,900	USD	304	03/20/13	(2)
Royal Bank of Scotland PLC	MYR	340	USD	109	03/20/13	—
Royal Bank of Scotland PLC	MYR	490	USD	159	03/20/13	2
Royal Bank of Scotland PLC	NOK	679	USD	122	03/20/13	(2)
Royal Bank of Scotland PLC	NOK	792	USD	142	03/20/13	(3)
Royal Bank of Scotland PLC	NOK	797	USD	144	03/20/13	(2)
Royal Bank of Scotland PLC	NOK	1,116	USD	197	03/20/13	(7)
Royal Bank of Scotland PLC	NOK	1,207	USD	216	03/20/13	(5)
Royal Bank of Scotland PLC	NOK	1,249	USD	223	03/20/13	(5)
Royal Bank of Scotland PLC	NOK	3,357	USD	599	03/20/13	(14)
Royal Bank of Scotland PLC	NOK	3,678	USD	666	03/20/13	(6)
Royal Bank of Scotland PLC	NZD	129	USD	108	03/20/13	—
Royal Bank of Scotland PLC	NZD	204	USD	170	03/20/13	(1)
Royal Bank of Scotland PLC	NZD	275	USD	230	03/20/13	—
Royal Bank of Scotland PLC	NZD	288	USD	238	03/20/13	(3)
Royal Bank of Scotland PLC	NZD	605	USD	506	03/20/13	—
Royal Bank of Scotland PLC	NZD	649	USD	542	03/20/13	(1)
Royal Bank of Scotland PLC	NZD	661	USD	543	03/20/13	(10)
Royal Bank of Scotland PLC	NZD	2,298	USD	1,907	03/20/13	(16)
Royal Bank of Scotland PLC	PLN	50	USD	16	03/20/13	—
Royal Bank of Scotland PLC	PLN	210	USD	66	03/20/13	(1)
Royal Bank of Scotland PLC	PLN	270	USD	86	03/20/13	(1)
Royal Bank of Scotland PLC	RUB	400	USD	13	03/20/13	—
Royal Bank of Scotland PLC	RUB	1,000	USD	33	03/20/13	—
Royal Bank of Scotland PLC	RUB	2,800	USD	90	03/20/13	(3)
Royal Bank of Scotland PLC	SEK	216	USD	33	03/20/13	(1)
Royal Bank of Scotland PLC	SEK	283	USD	44	03/20/13	(1)
Royal Bank of Scotland PLC	SEK	433	USD	66	03/20/13	(2)
Royal Bank of Scotland PLC	SEK	1,399	USD	216	03/20/13	(4)
Royal Bank of Scotland PLC	SEK	2,493	USD	385	03/20/13	(6)
Royal Bank of Scotland PLC	SEK	2,978	USD	457	03/20/13	(11)
Royal Bank of Scotland PLC	SEK	3,084	USD	472	03/20/13	(12)
Royal Bank of Scotland PLC	SGD	20	USD	16	03/20/13	—
Royal Bank of Scotland PLC	SGD	30	USD	25	03/20/13	—
Royal Bank of Scotland PLC	SGD	40	USD	33	03/20/13	—
Royal Bank of Scotland PLC	SGD	50	USD	41	03/20/13	1
Royal Bank of Scotland PLC	SGD	60	USD	49	03/20/13	1
Royal Bank of Scotland PLC	SGD	70	USD	57	03/20/13	1
Royal Bank of Scotland PLC	SGD	80	USD	65	03/20/13	1
Royal Bank of Scotland PLC	SGD	90	USD	74	03/20/13	1
Royal Bank of Scotland PLC	SGD	100	USD	81	03/20/13	—
Royal Bank of Scotland PLC	SGD	100	USD	82	03/20/13	1
Royal Bank of Scotland PLC	SGD	100	USD	82	03/20/13	1
Royal Bank of Scotland PLC	SGD	110	USD	89	03/20/13	1
Royal Bank of Scotland PLC	SGD	130	USD	105	03/20/13	—
Royal Bank of Scotland PLC	SGD	160	USD	130	03/20/13	1
Royal Bank of Scotland PLC	SGD	160	USD	130	03/20/13	1
Royal Bank of Scotland PLC	SGD	170	USD	139	03/20/13	2
Royal Bank of Scotland PLC	SGD	190	USD	155	03/20/13	2
Royal Bank of Scotland PLC	SGD	240	USD	196	03/20/13	2
Royal Bank of Scotland PLC	SGD	250	USD	203	03/20/13	1

See accompanying notes which are an integral part of this quarterly report.

278	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
Royal Bank of Scotland PLC	SGD	260	USD	212	03/20/13	2
Royal Bank of Scotland PLC	TRY	40	USD	23	03/20/13	—
Royal Bank of Scotland PLC	TRY	50	USD	28	03/20/13	—
Royal Bank of Scotland PLC	TRY	90	USD	50	03/20/13	(1)
Royal Bank of Scotland PLC	TWD	100	USD	3	03/20/13	—
Royal Bank of Scotland PLC	TWD	200	USD	7	03/20/13	—
Royal Bank of Scotland PLC	TWD	200	USD	7	03/20/13	—
Royal Bank of Scotland PLC	TWD	500	USD	17	03/20/13	—
Royal Bank of Scotland PLC	TWD	500	USD	17	03/20/13	—
Royal Bank of Scotland PLC	TWD	700	USD	24	03/20/13	—
Royal Bank of Scotland PLC	TWD	1,200	USD	42	03/20/13	1
Royal Bank of Scotland PLC	TWD	1,500	USD	52	03/20/13	1
Royal Bank of Scotland PLC	TWD	1,700	USD	59	03/20/13	1
Royal Bank of Scotland PLC	TWD	2,500	USD	86	03/20/13	2
Royal Bank of Scotland PLC	TWD	2,800	USD	97	03/20/13	2
Royal Bank of Scotland PLC	TWD	2,800	USD	96	03/20/13	1
Royal Bank of Scotland PLC	TWD	3,400	USD	115	03/20/13	—
Royal Bank of Scotland PLC	TWD	4,000	USD	139	03/20/13	3
Royal Bank of Scotland PLC	TWD	4,100	USD	139	03/20/13	—
Royal Bank of Scotland PLC	TWD	6,400	USD	218	03/20/13	1
Royal Bank of Scotland PLC	TWD	7,300	USD	253	03/20/13	6
Royal Bank of Scotland PLC	TWD	19,700	USD	683	03/20/13	16
Royal Bank of Scotland PLC	ZAR	300	USD	34	03/20/13	1
Royal Bank of Scotland PLC	ZAR	300	USD	33	03/20/13	—
Royal Bank of Scotland PLC	ZAR	400	USD	45	03/20/13	1
Royal Bank of Scotland PLC	ZAR	400	USD	44	03/20/13	(1)
Royal Bank of Scotland PLC	ZAR	600	USD	66	03/20/13	—
Royal Bank of Scotland PLC	ZAR	700	USD	78	03/20/13	1
Royal Bank of Scotland PLC	ZAR	700	USD	78	03/20/13	—
Royal Bank of Scotland PLC	ZAR	1,000	USD	112	03/20/13	1
Royal Bank of Scotland PLC	ZAR	1,200	USD	134	03/20/13	1
Royal Bank of Scotland PLC	ZAR	1,500	USD	165	03/20/13	(2)
Royal Bank of Scotland PLC	ZAR	3,100	USD	351	03/20/13	6
Royal Bank of Scotland PLC	ZAR	4,500	USD	509	03/20/13	9
State Street Bank & Trust Co.	USD	27	EUR	20	03/15/13	1
State Street Bank & Trust Co.	USD	13	EUR	10	03/19/13	—
State Street Bank & Trust Co.	USD	545	GBP	340	03/28/13	(5)
State Street Bank & Trust Co.	USD	5,000	JPY	439,123	02/15/13	(198)
State Street Bank & Trust Co.	EUR	5	USD	7	02/01/13	—
State Street Bank & Trust Co.	EUR	10	USD	13	03/13/13	—
State Street Bank & Trust Co.	EUR	20	USD	26	03/13/13	(1)
State Street Bank & Trust Co.	EUR	1,650	USD	2,135	03/13/13	(106)
State Street Bank & Trust Co.	EUR	20	USD	26	03/15/13	(1)
State Street Bank & Trust Co.	EUR	720	USD	937	03/15/13	(41)
State Street Bank & Trust Co.	EUR	20	USD	26	03/19/13	(1)
State Street Bank & Trust Co.	EUR	480	USD	628	03/19/13	(24)
State Street Bank & Trust Co.	EUR	300	USD	392	03/21/13	(15)
State Street Bank & Trust Co.	EUR	330	USD	436	03/28/13	(12)
State Street Bank & Trust Co.	GBP	20	USD	32	03/13/13	1
State Street Bank & Trust Co.	GBP	20	USD	32	03/13/13	—
State Street Bank & Trust Co.	GBP	30	USD	48	03/13/13	—
State Street Bank & Trust Co.	GBP	50	USD	81	03/13/13	1
State Street Bank & Trust Co.	GBP	50	USD	80	03/13/13	1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	279

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
State Street Bank & Trust Co.	GBP	90	USD	144	03/13/13	2
State Street Bank & Trust Co.	GBP	110	USD	179	03/14/13	5
State Street Bank & Trust Co.	GBP	881	USD	1,416	03/28/13	19
State Street Bank & Trust Co.	JPY	71,357	USD	872	02/15/13	92
State Street Bank & Trust Co.	JPY	182,942	USD	2,100	02/15/13	99
State Street Bank & Trust Co.	JPY	182,969	USD	2,000	02/15/13	(1)
State Street Bank & Trust Co.	JPY	244,985	USD	2,903	02/15/13	224
State Street Bank & Trust Co.	JPY	635,128	USD	7,000	02/15/13	54
State Street Bank & Trust Co.	JPY	816,560	USD	10,000	02/15/13	1,070
State Street Bank & Trust Co.	JPY	4,362,545	USD	55,000	02/15/13	7,290
State Street Bank & Trust Co.	JPY	1,000	USD	11	03/21/13	—
State Street Bank & Trust Co.	JPY	2,300	USD	28	03/21/13	3
State Street Bank & Trust Co.	JPY	2,900	USD	37	03/21/13	5
State Street Bank & Trust Co.	JPY	3,700	USD	41	03/21/13	—
State Street Bank & Trust Co.	JPY	4,100	USD	45	03/21/13	—
State Street Bank & Trust Co.	JPY	4,200	USD	49	03/21/13	3
State Street Bank & Trust Co.	JPY	9,800	USD	122	03/21/13	15
State Street Bank & Trust Co.	JPY	3,750	USD	42	03/28/13	1
State Street Bank & Trust Co.	JPY	28,200	USD	328	03/28/13	20

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						10,257

Currency Swap Contracts
Counterparty	Fund Receives	Fund Pays	Termination Date	Fair Value $

Deutsche Bank AG	USD 1,103 plus 3 Month LIBOR	TRY 1,980 plus 6.300%	10/24/21	(56)

Total Fair Value on Open Currency Swap Contracts Premiums Paid (Received) - ($1) (å)				(56)

See accompanying notes which are an integral part of this quarterly report.

280	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Fair Value $

Bank of America	PLN	7,232	4.250%	Six Month WIBOR	09/13/17	77
Bank of America	PLN	390	4.300%	Six Month WIBOR	09/18/17	4
Bank of America	PLN	1,030	3.830%	Six Month WIBOR	11/14/17	—
Bank of America	PLN	3,000	3.810%	Six Month WIBOR	11/19/17	14
Bank of America	PLN	3,000	Six Month WIBOR	3.508%	11/19/17	(3)
Deutsche Bank AG	NZD	799	3.786%	NZD-BBR-Telerate	10/30/22	(9)
Deutsche Bank AG	PLN	1,060	3.790%	Six Month WIBOR	11/16/17	—
JPMorgan	MXN	237,000	Mexico Interbank 28 Day Deposit Rate	4.692%	01/28/14	(8)

Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $— (å)						75

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

Dow Jones CDX North America High Yield Index	Bank of America	USD	750	5.000%		12/20/17	17
Dow Jones CDX North America High Yield Index	Deutshe Bank AG	USD	300	5.000%		12/20/17	7
Dow Jones CDX North America High Yield Index	JPMorgan	USD	6,600	(5.000%	)	12/20/17	(149)
Markit iTraxx Index	Deutsche Bank AG	EUR	200	(5.000%	)	12/20/17	(31)
Markit iTraxx Index	Deutsche Bank AG	EUR	300	(1.000%	)	12/20/17	9
Markit iTraxx Index	JPMorgan	EUR	3,750	(1.000%	)	12/20/17	29

Total Fair Value on Open Credit Indices Premiums Paid (Received) - $221							(118)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Fair Value $

Brazil Government International Bond	Deutsche Bank AG	1.560%	USD	1,500	(1.000%	)	09/20/22	63
China Government International Bond	Deutsche Bank AG	0.587%	USD	625	(1.000%	)	09/20/17	(11)
Colombia Government International Bond	Bank of America	1.326%	USD	1,500	(1.000%	)	09/20/22	41
Croatia Government International Bond	Deutshe Bank AG	2.718%	USD	550	(1.000%	)	12/20/17	42
Lebanon Government International Bond	JPMorgan	4.052%	USD	1,200	(5.000%	)	12/20/17	(44)
Mexico Government International Bond	Bank of America	1.356%	USD	1,500	(1.000%	)	09/20/22	43
Russia Government International Bond	Deutsche Bank AG	1.277%	USD	2,650	(1.000%	)	09/20/17	41
South Africa Government International Bond	JPMorgan	1.598%	USD	3,250	1.000%		12/20/17	(99)
South Africa Government International Bond	JPMorgan	2.206%	USD	3,250	(1.000%	)	12/20/22	341
Spain Government International Bond	Bank of America	2.911%	USD	1,000	(1.000%	)	09/20/22	150
Thailand Government International Bond	Deutsche Bank AG	0.865%	USD	500	(1.000%	)	09/20/17	(2)
Turkey Government International Bond	Bank of America	1.284%	USD	2,650	1.000%		12/20/17	(34)

Total Fair Value on Open Sovereign Issues Premiums Paid (Received) - $601								531

Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $822 (å)								413

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Alternative Fund	281

Russell Investment Company

Russell Multi-Strategy Alternative Fund

Consolidated Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$741	$—	$741
Corporate Bonds and Notes	—	51,509	—	51,509
International Debt	—	18,892	—	18,892
Loan Agreements	—	16,189	—	16,189
Mortgage-Backed Securities	—	9,285	—	9,285
Municipal Bonds	—	3,683	1,264	4,947
Non-US Bonds	—	25,596	1,047	26,643
United States Government Treasuries	—	11,177	—	11,177
Common Stocks
Consumer Discretionary	23,315	—	—	23,315
Consumer Staples	1,657	—	—	1,657
Energy	20,081	—	—	20,081
Financial Services	56,382	—	—	56,382
Health Care	16,229	—	66	16,295
Materials and Processing	22,976	—	—	22,976
Producer Durables	14,479	—	—	14,479
Technology	20,781	—	—	20,781
Utilities	19,376	—	—	19,376
Investments in Other Funds	5,783	—	—	5,783
Preferred Stocks	1,600	—	—	1,600
Options Purchased	21,918	267	—	22,185
Warrants & Rights	177	—	—	177
Short-Term Investments	—	387,595	—	387,595
Repurchase Agreements	—	4,399	—	4,399

Total Investments	224,754	529,333	2,377	756,464

Securities Sold Short*
Long-Term Investments	—	(4,266)	—	(4,266)
Common Stocks	(38,898)	—	—	(38,898)
Investments in Other Funds	(4,063)	—	—	(4,063)
Other Financial Instruments
Futures Contracts	2,941	—	—	2,941
Options Written	(10,134)	(89)	—	(10,223)
Foreign Currency Exchange Contracts	(35)	10,292	—	10,257
Currency Swap Contracts	—	(55)	—	(55)
Interest Rate Swap Contracts	—	75	—	75
Credit Default Swap Contracts	—	(409)	—	(409)

Total Other Financial Instruments**	$(7,228)	$9,814	$—	$25,856

*	Refer to Schedule of Investments for detailed sector breakout.
**	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January 31, 2013 were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

282	Russell Multi-Strategy Alternative Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Common Stocks - 93.7%
Consumer Discretionary - 13.1%
Aaron’s, Inc. Class A	813	24
Abercrombie & Fitch Co. Class A	705	35
Advance Auto Parts, Inc.	242	18
Amazon.com, Inc. (Æ)	2,145	569
AMC Networks, Inc. Class A (Æ)	208	12
Apollo Group, Inc. Class A (Æ)	942	19
Ascena Retail Group, Inc. (Æ)	2,028	34
AutoNation, Inc. (Æ)	793	38
Avon Products, Inc.	3,858	66
Bally Technologies, Inc. (Æ)	834	40
Best Buy Co., Inc.	2,196	36
Big Lots, Inc. (Æ)	981	32
Cablevision Systems Corp. Class A	2,094	31
CarMax, Inc. (Æ)	2,143	84
Carter’s, Inc. (Æ)	1,246	75
Charter Communications, Inc. Class A (Æ)	238	19
Choice Hotels International, Inc.	717	26
Cinemark Holdings, Inc.	781	22
Comcast Corp. Class A	15,330	584
Costco Wholesale Corp.	3,082	315
Darden Restaurants, Inc.	1,646	77
DIRECTV (Æ)	4,121	211
Dollar General Corp. (Æ)	2,083	96
DR Horton, Inc.	2,712	64
DreamWorks Animation SKG, Inc. Class A (Æ)	725	13
DSW, Inc. Class A	479	32
Dunkin’ Brands Group, Inc.	958	35
eBay, Inc. (Æ)	6,241	349
Expedia, Inc.	692	45
Family Dollar Stores, Inc.	1,048	59
Ford Motor Co.	23,278	301
Fortune Brands Home & Security, Inc. (Æ)	621	20
Fossil, Inc. (Æ)	397	42
GameStop Corp. Class A	1,714	40
Gannett Co., Inc.	2,937	58
Gentex Corp.	1,627	31
Goodyear Tire & Rubber Co. (The) (Æ)	2,724	37
H&R Block, Inc.	2,631	60
Harman International Industries, Inc.	482	22
Hasbro, Inc.	1,950	73
Home Depot, Inc.	8,950	598
International Game Technology	2,651	41
Interpublic Group of Cos., Inc. (The)	3,532	43
ITT Educational Services, Inc. (Æ)	191	3
JC Penney Co., Inc.	1,168	24
Lamar Advertising Co. Class A (Æ)	451	19
Lear Corp.	1,437	70
Leggett & Platt, Inc.	680	20
Lennar Corp. Class A	1,991	83
Liberty Media Corp. - Interactive (Æ)	2,762	59
Madison Square Garden Co. (The) Class A (Æ)	323	17
McDonald’s Corp.	5,971	569
Michael Kors Holdings, Ltd. (Æ)	481	27

	Principal Amount ($) or Shares	Fair Value $
Netflix, Inc. (Æ)	367	61
Newell Rubbermaid, Inc.	1,515	36
News Corp. Class A	12,491	347
Nielsen Holdings NV	237	8
Nike, Inc. Class B	4,702	254
Nu Skin Enterprises, Inc. Class A	284	12
Pandora Media, Inc. (Æ)	937	11
PulteGroup, Inc. (Æ)	2,943	61
PVH Corp.	797	95
Regal Entertainment Group Class A	1,672	25
Sally Beauty Holdings, Inc. (Æ)	1,330	35
Scripps Networks Interactive, Inc. Class A	1,021	63
Snap-on, Inc.	769	62
Starbucks Corp.	4,137	232
Target Corp.	4,846	293
Tempur-Pedic International, Inc. (Æ)	219	9
Tiffany & Co.	1,156	76
Time Warner, Inc.	6,059	306
TJX Cos., Inc.	5,458	247
TripAdvisor, Inc. (Æ)	769	36
Urban Outfitters, Inc. (Æ)	1,573	67
Visteon Corp. (Æ)	226	13
Wal-Mart Stores, Inc. (☐)	9,080	634
Walt Disney Co. (The)	10,256	553
Washington Post Co. (The) Class B	66	25
Whirlpool Corp.	556	64
Wyndham Worldwide Corp.	1,962	109

		9,051

Consumer Staples - 8.5%
Altria Group, Inc.	14,720	496
Bunge, Ltd.	647	52
Campbell Soup Co.	3,540	130
Coca-Cola Co. (The) (☐)	22,028	820
Colgate-Palmolive Co.	3,026	325
Constellation Brands, Inc. Class A (Æ)	969	31
CVS Caremark Corp.	7,136	365
Dean Foods Co. (Æ)	1,350	25
GNC Holdings, Inc. Class A	545	20
Green Mountain Coffee Roasters, Inc. (Æ)	268	12
Herbalife, Ltd.	359	13
Hillshire Brands Co.	755	23
Hormel Foods Corp.	3,024	105
Kimberly-Clark Corp.	2,919	261
Kraft Foods Group, Inc. (Æ)	3,862	179
Molson Coors Brewing Co. Class B	1,487	67
Mondelez International, Inc. Class A	10,761	299
PepsiCo, Inc. (☐)	9,581	698
Philip Morris International, Inc. (☐)	9,049	798
Procter & Gamble Co. (The) (☐)	14,110	1,060
Safeway, Inc.	2,324	45
Tyson Foods, Inc. Class A	2,568	57

		5,881

Energy - 10.3%
Anadarko Petroleum Corp.	3,508	281
Apache Corp.	3,229	270

Russell Strategic Call Overwriting Fund	283

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Cheniere Energy, Inc. (Æ)	1,236	26
Chevron Corp. (☐)	11,310	1,302
Cobalt International Energy, Inc. (Æ)	440	11
ConocoPhillips	9,268	538
CONSOL Energy, Inc.	1,754	55
Denbury Resources, Inc. (Æ)	5,120	95
Diamond Offshore Drilling, Inc.	1,121	84
EXCO Resources, Inc.	1,654	11
Exxon Mobil Corp. (☐)	24,374	2,193
First Solar, Inc. (Æ)	501	14
Halliburton Co.	7,617	310
Helmerich & Payne, Inc.	1,227	79
HollyFrontier Corp.	948	50
Kosmos Energy, Ltd. (Æ)	1,026	13
Nabors Industries, Ltd. (Æ)	3,471	58
National Oilwell Varco, Inc.	2,857	212
Newfield Exploration Co. (Æ)	1,388	41
Occidental Petroleum Corp.	5,447	481
Peabody Energy Corp.	1,825	46
QEP Resources, Inc.	1,612	47
Rowan Companies PLC (Æ)	1,570	54
Schlumberger, Ltd. (☐)	8,398	655
SM Energy Co.	493	29
Superior Energy Services, Inc. (Æ)	1,073	27
Tesoro Corp.	1,113	54
Ultra Petroleum Corp. (Æ)	832	15
Whiting Petroleum Corp. (Æ)	1,117	53
WPX Energy, Inc. (Æ)	2,077	31

		7,135

Financial Services - 16.5%
Affiliated Managers Group, Inc. (Æ)	867	125
Alliance Data Systems Corp. (Æ)	375	59
American Campus Communities, Inc. (ö)	1,297	60
American Capital Agency Corp. (ö)	1,397	44
American Express Co.	8,212	483
American International Group, Inc. (Æ)	8,770	332
Apartment Investment & Management Co. Class A (ö)	2,311	63
Ares Capital Corp.	3,489	62
Assurant, Inc.	1,255	48
Bank of America Corp.	57,159	647
Berkshire Hathaway, Inc. Class B (Æ)(☐)	10,016	972
CapitalSource, Inc.	2,125	17
CBRE Group, Inc. Class A (Æ)	3,976	86
Chimera Investment Corp. (ö)	2,226	7
Cincinnati Financial Corp.	4,053	172
Citigroup, Inc.	15,471	652
Comerica, Inc.	2,923	100
DDR Corp. (ö)	6,591	109
Digital Realty Trust, Inc. (ö)	593	40
Duke Realty Corp. (ö)	4,212	65
Dun & Bradstreet Corp. (The)	393	32
E*Trade Financial Corp. (Æ)	4,055	43
Eaton Vance Corp.	3,867	140
Equifax, Inc.	1,139	67
Federal Realty Investment Trust (ö)	1,153	122

	Principal Amount ($) or Shares	Fair Value $
Federated Investors, Inc. Class B	2,001	47
Fidelity National Financial, Inc. Class A	4,096	103
Fidelity National Information Services, Inc.	2,319	86
First Horizon National Corp.	3,802	39
Genworth Financial, Inc. Class A (Æ)	4,514	41
Goldman Sachs Group, Inc. (The)	2,678	396
Hudson City Bancorp, Inc.	5,916	51
Huntington Bancshares, Inc.	11,657	81
JPMorgan Chase & Co. (☐)	19,843	935
Kilroy Realty Corp. (ö)	1,430	71
Legg Mason, Inc.	2,165	60
Lender Processing Services, Inc.	708	17
Leucadia National Corp.	2,584	66
Lincoln National Corp.	3,179	92
Macerich Co. (The) (ö)	1,138	68
Mastercard, Inc. Class A	658	341
MBIA, Inc. (Æ)	504	4
MetLife, Inc.	6,782	253
NASDAQ OMX Group, Inc. (The)	2,333	66
NYSE Euronext	3,004	104
Old Republic International Corp.	1,160	13
People’s United Financial, Inc.	6,651	82
Plum Creek Timber Co., Inc. (ö)	2,000	96
Raymond James Financial, Inc.	1,908	85
Realty Income Corp. (ö)	1,467	64
RenaissanceRe Holdings, Ltd.	1,137	97
SEI Investments Co.	2,715	73
Simon Property Group, Inc. (ö)	2,569	412
SL Green Realty Corp. (ö)	803	65
StanCorp Financial Group, Inc.	420	16
Synovus Financial Corp.	8,193	21
Taubman Centers, Inc. (ö)	1,240	101
TD Ameritrade Holding Corp.	4,432	86
Torchmark Corp.	2,123	118
Total System Services, Inc.	2,598	60
Unum Group	6,038	141
US Bancorp	13,270	439
Visa, Inc. Class A	3,172	501
Waddell & Reed Financial, Inc. Class A	2,936	117
Weingarten Realty Investors (ö)	2,356	68
Wells Fargo & Co. (☐)	29,465	1,027
WR Berkley Corp.	1,829	75
XL Group PLC Class A	3,586	99
Zions Bancorporation	4,152	97

		11,421

Health Care - 10.8%
Abbott Laboratories	8,513	288
AbbVie, Inc.	8,513	312
Allscripts Healthcare Solutions, Inc. (Æ)	993	11
Amgen, Inc.	4,568	390
Baxter International, Inc.	4,204	285
Biogen Idec, Inc. (Æ)	1,744	272
Bristol-Myers Squibb Co.	9,054	327
Bruker Corp. (Æ)	746	13
CareFusion Corp. (Æ)	2,178	68
Catamaran Corp. (Æ)	762	40

284	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

Coventry Health Care, Inc.	1,071	49
Dentsply International, Inc.	2,494	104
Eli Lilly & Co.	6,412	344
Express Scripts Holding Co. (Æ)	4,536	242
Gilead Sciences, Inc. (Æ)	8,082	319
HCA Holdings, Inc.	842	32
Health Net, Inc. (Æ)	409	11
Henry Schein, Inc. (Æ)	1,290	111
Hill-Rom Holdings, Inc.	428	14
Hospira, Inc. (Æ)	1,347	46
IDEXX Laboratories, Inc. (Æ)	612	58
Incyte Corp., Ltd. (Æ)	500	9
Johnson & Johnson (☐)	15,478	1,145
Medivation, Inc. (Æ)	424	23
Medtronic, Inc.	8,389	391
Merck & Co., Inc. (☐)	16,419	710
Myriad Genetics, Inc. (Æ)	401	11
Patterson Cos., Inc.	2,093	76
PerkinElmer, Inc.	2,794	98
Pfizer, Inc. (☐)	40,711	1,112
ResMed, Inc.	905	40
Sirona Dental Systems, Inc. (Æ)	468	31
Tenet Healthcare Corp. (Æ)	1,398	54
United Therapeutics Corp. (Æ)	369	20
UnitedHealth Group, Inc.	6,346	350
Varian Medical Systems, Inc. (Æ)	1,286	91
Warner Chilcott PLC Class A	499	7

		7,504

Materials and Processing - 3.6%
Airgas, Inc.	844	80
Albemarle Corp.	615	38
Allegheny Technologies, Inc.	1,360	43
Ball Corp.	2,047	91
Bemis Co., Inc.	1,486	53
Cabot Corp.	555	21
Cliffs Natural Resources, Inc.	1,253	47
Commercial Metals Co.	1,364	23
Domtar Corp.	329	27
Dow Chemical Co. (The)	7,301	235
EI du Pont de Nemours & Co.	5,841	278
FMC Corp.	1,611	99
Freeport-McMoRan Copper & Gold, Inc.	6,025	212
Huntsman Corp.	1,323	23
International Flavors & Fragrances, Inc.	861	61
Kronos Worldwide, Inc.	478	9
Lennox International, Inc.	252	14
Masco Corp.	3,011	55
MeadWestvaco Corp.	1,933	61
Monsanto Co.	3,711	377
Owens-Illinois, Inc. (Æ)	1,379	33
Packaging Corp. of America	995	38
Praxair, Inc.	2,502	276
Reliance Steel & Aluminum Co.	589	38
Rockwood Holdings, Inc.	821	45
Sealed Air Corp.	1,407	26
Southern Copper Corp.	1,575	62

	Principal Amount ($) or Shares	Fair Value $
Steel Dynamics, Inc.	1,639	25
Tahoe Resources, Inc. (Æ)	173	3
United States Steel Corp.	1,624	36
Vulcan Materials Co.	817	46

		2,475

Producer Durables - 10.1%
3M Co.	4,620	465
Accenture PLC Class A	3,913	281
AGCO Corp.	898	48
Allison Transmission Holdings, Inc.	500	11
Ametek, Inc.	1,493	61
Avery Dennison Corp.	1,187	46
Boeing Co. (The)	4,758	351
Booz Allen Hamilton Holding Corp. Class A	65	1
Caterpillar, Inc.	4,430	436
Chicago Bridge & Iron Co. NV	461	23
Cintas Corp.	1,276	54
Copa Holdings SA Class A	52	6
Delta Air Lines, Inc. (Æ)	1,496	21
Emerson Electric Co.	6,226	356
Flir Systems, Inc.	1,971	47
Flowserve Corp.	901	141
GATX Corp.	511	24
General Cable Corp. (Æ)	830	28
General Electric Co. (☐)	53,459	1,191
Genpact, Ltd.	676	11
GrafTech International, Ltd. (Æ)	858	8
Harsco Corp.	1,543	39
Honeywell International, Inc.	5,476	374
IDEX Corp.	2,248	112
IHS, Inc. Class A (Æ)	144	15
Iron Mountain, Inc.	1,867	64
Jacobs Engineering Group, Inc. (Æ)	2,018	97
Joy Global, Inc.	1,124	71
Kennametal, Inc.	1,039	43
L-3 Communications Holdings, Inc.	1,630	124
Matson, Inc.	892	24
Mettler-Toledo International, Inc. (Æ)	508	108
Navistar International Corp. (Æ)	312	8
Oshkosh Corp. (Æ)	638	25
Pall Corp.	1,518	104
Pitney Bowes, Inc.	2,023	29
Quanta Services, Inc. (Æ)	1,940	56
Robert Half International, Inc.	1,651	58
Rockwell Collins, Inc.	1,972	116
RR Donnelley & Sons Co.	1,424	13
Ryder System, Inc.	494	28
Southwest Airlines Co.	4,139	46
Teekay Corp.	526	19
Textron, Inc.	2,227	64
Tidewater, Inc.	344	17
TransDigm Group, Inc.	332	45
Trimble Navigation, Ltd. (Æ)	866	54
Union Pacific Corp.	3,294	433
United Parcel Service, Inc. Class B	5,379	427
United Technologies Corp.	5,616	492

Russell Strategic Call Overwriting Fund	285

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Fair Value $

URS Corp.	512	21
Waters Corp. (Æ)	1,678	154
WESCO International, Inc. (Æ)	875	64
Xylem, Inc.	2,411	67

		7,021

Technology - 14.9%
Advanced Micro Devices, Inc. (Æ)	5,010	13
Akamai Technologies, Inc. (Æ)	1,200	49
Ansys, Inc. (Æ)	309	23
AOL, Inc.	413	13
Apple, Inc. (☐)	4,652	2,117
Avago Technologies, Ltd. Class A	839	30
Avnet, Inc. (Æ)	1,478	52
BMC Software, Inc. (Æ)	2,129	88
Cadence Design Systems, Inc. (Æ)	4,432	62
Cisco Systems, Inc.	27,749	571
Computer Sciences Corp.	949	40
Cree, Inc. (Æ)	576	25
Electronic Arts, Inc. (Æ)	3,031	48
EMC Corp. (Æ)	12,547	309
Facebook, Inc. Class A (Æ)	275	9
Fairchild Semiconductor International, Inc. Class A (Æ)	2,302	34
Fortinet, Inc. (Æ)	757	18
Freescale Semiconductor, Ltd. (Æ)	543	8
Fusion-io, Inc. (Æ)	550	10
Google, Inc. Class A (Æ)(☐)	1,356	1,024
Harris Corp.	1,332	62
Hewlett-Packard Co.	10,709	177
IAC/InterActiveCorp	410	17
Informatica Corp. (Æ)	531	20
Intel Corp. (☐)	26,046	548
International Business Machines Corp. (☐)	5,487	1,113
Jabil Circuit, Inc.	2,062	39
JDS Uniphase Corp. (Æ)	3,969	58
Lam Research Corp. (Æ)	1,621	67
Linear Technology Corp.	4,274	157
LinkedIn Corp. Class A (Æ)	183	23
LSI Corp. (Æ)	5,065	36
Marvell Technology Group, Ltd.	1,954	18
Maxim Integrated Products, Inc.	1,820	57
Microchip Technology, Inc.	2,564	86
Micron Technology, Inc. (Æ)	7,807	59
Microsoft Corp. (☐)	40,184	1,103
Molex, Inc.	2,768	75
NetSuite, Inc. (Æ)	320	22
NeuStar, Inc. Class A (Æ)	844	38
Oracle Corp. (☐)	21,559	765
QUALCOMM, Inc. (☐)	9,380	618
Riverbed Technology, Inc. (Æ)	485	9
SAIC, Inc.	3,603	44
SBA Communications Corp. Class A (Æ)	1,440	100
Skyworks Solutions, Inc. (Æ)	674	16
SolarWinds, Inc. (Æ)	314	17

	Principal Amount ($) or Shares		Fair Value $
Splunk, Inc. (Æ)	453		15
Teradyne, Inc. (Æ)	2,531		41
Texas Instruments, Inc.	7,670		254
VeriSign, Inc. (Æ)	1,322		57
Vishay Intertechnology, Inc. (Æ)	1,240		14
VMware, Inc. Class A (Æ)	362		28
Zynga, Inc. Class A (Æ)	1,760		5

			10,301

Utilities - 5.9%
AGL Resources, Inc. (Æ)	1,337		56
Ameren Corp.	4,785		155
AT&T, Inc. (☐)	31,304		1,089
Calpine Corp. (Æ)	2,233		44
Clearwire Corp. Class A (Æ)	1,694		5
CMS Energy Corp.	8,171		210
Duke Energy Corp.	5,053		347
Exelon Corp.	5,956		187
Frontier Communications Corp.	4,965		23
Integrys Energy Group, Inc.	1,111		61
MetroPCS Communications, Inc. (Æ)	2,260		23
NII Holdings, Inc. (Æ)	544		4
NiSource, Inc.	5,272		143
NRG Energy, Inc.	2,835		68
Pepco Holdings, Inc.	4,275		83
Pinnacle West Capital Corp.	2,955		158
Questar Corp.	2,916		68
SCANA Corp.	3,235		151
Southern Co.	8,452		374
TECO Energy, Inc.	7,299		130
Verizon Communications, Inc. (☐)	15,910		694
Windstream Corp.	3,118		30

			4,103

Total Common Stocks (cost $61,570)			64,892

Short-Term Investments - 6.6%
Russell U.S. Cash Management Fund	4,549,736	(¥)	4,550

Total Short-Term Investments (cost $4,550)			4,550

Total Investments - 100.3% (identified cost $66,120)			69,442

Other Assets and Liabilities, Net - (0.3%)			(174)

Net Assets - 100.0%			69,268

See accompanying notes which are an integral part of this quarterly report.

286	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

Futures Contracts	Number of Contracts	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	18	USD 1,344	03/13	22

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)				22

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount	Expiration Date	Fair Value $

S&P 500 Index	Call	50	475.00	USD 5	02/01/13	(129)
S&P 500 Index	Call	25	495.00	USD 3	02/01/13	(21)
S&P 500 Index	Call	45	495.00	USD 5	02/06/13	(49)
S&P 500 Index	Call	50	495.00	USD 5	02/08/13	(69)
S&P 500 Index	Call	140	490.00	USD 14	02/16/13	(250)
S&P 500 Index	Call	65	535.00	USD 7	02/28/13	(24)
S&P 500 Index	Call	65	530.00	USD 7	03/01/13	(34)

Total Liability for Options Written (premiums received $483)						(576)

Transactions in options written contracts for the period ended January 31, 2013 were as follows:

	Number of Contracts	Premiums Received

Outstanding October 31, 2012	407	$454
Opened	3,378	4,824
Closed	(3,345)	(4,795)

Outstanding January 31, 2013	440	$483

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund	287

Russell Investment Company

Russell Strategic Call Overwriting Fund

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

Amounts in thousands

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$9,051	$—	$—	$9,051
Consumer Staples	5,881	—	—	5,881
Energy	7,135	—	—	7,135
Financial Services	11,421	—	—	11,421
Health Care	7,504	—	—	7,504
Materials and Processing	2,475	—	—	2,475
Producer Durables	7,021	—	—	7,021
Technology	10,301	—	—	10,301
Utilities	4,103	—	—	4,103
Short-Term Investments	—	4,550	—	4,550

Total Investments	64,892	4,550	—	69,442

Other Financial Instruments
Futures Contracts	22	—	—	22
Options Written	(503)	(73)	—	(576)

Total Other Financial Instruments*	$(481)	$(73)	$—	$(554)

*	Other financial instruments reflected in the Schedule of Investments, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the Levels see note 2 in the Notes to Financial Statements.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

288	Russell Strategic Call Overwriting Fund

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Fair Value $

United States Government Agencies - 88.2%
Federal Home Loan Bank Discount Notes	48,077	Zero coupon	02/01/13	48,077
Federal Home Loan Bank Discount Notes	28,516	Zero coupon	02/06/13	28,516
Federal Home Loan Bank Discount Notes	10,000	0.170	02/11/13	10,000
Federal Home Loan Bank Discount Notes	4,321	Zero coupon	02/22/13	4,321
Federal Home Loan Bank Discount Notes	1,630	Zero coupon	02/26/13	1,630
Federal Home Loan Bank Discount Notes	14,000	Zero coupon	03/01/13	13,999
Federal National Mortgage Association	4,985	0.750	02/26/13	4,987
Federal National Mortgage Association Discount Notes	23,500	Zero coupon	02/01/13	23,500
Freddie Mac Discount Notes	5,848	Zero coupon	02/05/13	5,848
Freddie Mac Discount Notes	3,172	Zero coupon	02/06/13	3,172
Freddie Mac Discount Notes	766	Zero coupon	02/07/13	766
Freddie Mac Discount Notes	14,035	Zero coupon	02/11/13	14,035

Total United States Government Agencies (amortized cost $158,851)				158,851

United States Treasury - 31.5%
United States Treasury Bills	25,000	Zero coupon	02/07/13	25,000
United States Treasury Bills	31,725	Zero coupon	03/07/13	31,724

Total United States Treasury (amortized cost $56,724)				56,724

Total Investments - 119.7% (cost $215,575)(†)				215,575

Other Assets and Liabilities, Net - (19.7%)				(35,445)

Net Assets - 100.0%				180,130

Presentation of Portfolio Holdings — January 31, 2013 (Unaudited)

	Fair Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

United States Government Agencies	$—	$158,851	$—	$158,851
United States Treasury	—	56,724	—	56,724

Total Investments	$—	$215,575	$—	$215,575

For a description of the levels see note 2 in the Notes to Quarterly Report.

For disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2013, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Money Market Fund	289

Russell Investment Company

Russell Funds

Notes to Schedule of Investments — January 31, 2013 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
(ž)	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(¥)	Unrounded units
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.
(☐)	All or a portion of the shares of this security are held as collateral in connection with options written contracts.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBR - Bank Bill Rate

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Bank

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

SFE - Sydney Futures Exchange

TBA - To Be Announced Security

UK - United Kingdom

290	Notes to Schedules of Investments

Russell Investment Company

Russell Funds

Notes to Schedule of Investments, continued — January 31, 2013 (Unaudited)

Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	RUB - Russian ruble
AUD - Australian dollar	IDR - Indonesian rupiah	SEK - Swedish krona
BRL - Brazilian real	ILS - Israeli shekel	SGD - Singapore dollar
CAD - Canadian dollar	INR - Indian rupee	SKK - Slovakian koruna
CHF - Swiss franc	ISK - Iceland krona	THB - Thai baht
CLP - Chilean peso	ITL - Italian lira	TRY - Turkish lira
CNY - Chinese renminbi yuan	JPY - Japanese yen	TWD - Taiwanese dollar
COP - Colombian peso	KES - Kenyan schilling	USD - United States dollar
CRC - Costa Rica colon	KRW - South Korean won	UYU - Uruguayo peso
CZK - Czech koruna	MXN - Mexican peso	VEB - Venezuelan bolivar
DKK - Danish krone	MYR - Malaysian ringgit	ZAR - South African rand
DOP - Dominican peso	NOK - Norwegion krone
EGP - Egyptian pound	NGN - Nigeria cedi
VND - Vietnam dong	NZD - New Zealand dollar
EUR - Euro	PEN - Peruvian nuevo sol
GBP - British pound sterling	PHP - Philippine peso
GHS - Ghana cedi	PKR - Pakistani rupee
HKD - Hong Kong dollar	PLN - Polish zloty

Notes to Schedules of Investments	291

Russell Investment Company

Russell Funds

Notes to Quarterly Report — January 31, 2013 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on 23 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008 as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. The ASU is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of these changes on the financial statements.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell Money Market Fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent fair value of such money market fund securities or short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

292	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2013 (Unaudited)

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, that are traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationship. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. If the redemption terms require greater than 90 days notice for redemptions, then the investment will be categorized as Level 3. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain

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percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid & Small Cap, Russell Tax Exempt Bond, Russell Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Multi-Strategy Alternative, Russell Strategic Call Overwriting, and Russell Money Market Funds had no transfers between Levels 1, 2 and 3 for the period ended January 31, 2013.

The Russell International Developed Markets, Russell Global Equity, Russell Global Opportunistic Credit, Russell Investment Grade Bond, Russell Strategic Bond, and Russell Short Duration Bond Funds had transfers out of Level 1 into Level 2 representing financial instruments for which restrictions exist and adjustments were made to the otherwise observable price to reflect fair value at January 31, 2013.

The Russell Emerging Markets, Russell Strategic Bond, Russell Investment Grade Bond, and Russell Short Duration Bond Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable.

The Russell Global Opportunistic Credit, Russell Strategic Bond, and Russell Short Duration Bond Funds had transfers out of Level 3 into Level 2 representing financial instruments that had been determined using unobservable inputs that became observable.

Level 3 Fair Value Investments

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Russell Investment Management Company (“RIMCo”) the Funds’ adviser employs third party pricing vendors to provide fair value measurements. RIMCo oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable inputs used in fair value measurement of certain of the Fund’s preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases (decreases) in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain of the Fund’s debt securities is the yield to worst ratio. Significant increases (deceases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Schedule of Investments for each respective fund as applicable.

If third party evaluated vendor pricing is neither available or deemed to be indicative of fair value, RIMCo may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, RIMCo does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIMCo is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

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For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed subsequent to the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectuses and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund, Russell Multi-Strategy Alternative Fund and Russell Money Market Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives

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in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2013, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash reserves to markets and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash reserves to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash reserves to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash reserves to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end foreign currency exchange contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during their period ended January 31, 2013.

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

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A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended January 31, 2013, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement

As of January 31, 2013, the Funds had cash collateral balances in connection with options purchased/sold as follows:

	Cash Collateral for Options	Due to Broker

Russell Multi-Strategy Alternative Fund	$5,711,173	$10,139,444
Russell Strategic Call Overwriting Fund	296,249	863,126

The Funds’ period end options contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during their period ended January 31, 2013.

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2013, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash reserves to markets
Russell U.S. Defensive Equity Fund	Exposing cash reserves to markets
Russell U.S. Dynamic Equity Fund	Exposing cash reserves to markets
Russell U.S. Strategic Equity Fund	Exposing cash reserves to markets
Russell U.S. Large Cap Equity Fund	Exposing cash reserves to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash reserves to markets
Russell U.S. Small Cap Equity Fund	Exposing cash reserves to markets
Russell International Developed Markets Fund	Return enhancement and exposing cash reserves to markets
Russell Global Equity Fund	Return enhancement and exposing cash reserves to markets
Russell Emerging Markets Fund	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap Fund	Hedging & exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Hedging & exposing cash reserves to markets
Russell Global Opportunistic Credit Fund	Exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Short Duration Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Real Estate Securities Fund	Exposing cash reserves to markets
Russell Global Infrastructure Fund	Exposing cash reserves to markets
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging
Russell Strategic Calloverwriting Fund	Exposing cash reserves to markets

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The Funds’ period end futures contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2013.

As of January 31, 2013, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker

Russell U.S. Core Equity Fund	$40,000,271	$35,580,000
Russell U.S. Defensive Equity Fund	1,572,042	—
Russell U.S. Dynamic Equity Fund	2,310,000	—
Russell U.S. Strategic Equity Fund	7,360,000	—
Russell U.S. Large Cap Equity Fund	930,000	—
Russell U.S. Mid Cap Equity Fund	620,000	—
Russell U.S. Small Cap Equity Fund	3,140,062	—
Russell International Developed Markets Fund	36,298,208	—
Russell Global Equity Fund	22,500,000	—
Russell Emerging Markets Fund	12,900,000	—
Russell Tax-Managed U.S. Large Cap Fund	2,201,898	—
Russell Tax-Managed U.S. Mid & Small Cap Fund	795,000	—
Russell Global Opportunistic Credit Fund	135,000	—
Russell Strategic Bond Fund	3,360,000	—
Russell Investment Grade Bond Fund	1,129,000	—
Russell Short Duration Bond Fund	149,000	—
Russell Global Infrastructure Fund	2,915,000	—
Russell Global Real Estate Securities Fund	3,400,000	—
Russell Strategic Call Overwriting Fund	1,170,000	—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of agreements including credit default, interest rate, commodity-linked (Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund only), index (total return) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

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A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

Swap agreements generally are entered into by “eligible contract participants” and in compliance with certain other criteria necessary to render them excluded from regulation under the Commodity Exchange Act (“CEA”) and, therefore not subject to regulation as futures or commodity option transactions under CEA.

As of January 31, 2013, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker

Russell Global Opportunistic Credit Fund	$—	$450,000
Russell Strategic Bond Fund	9,128,000	6,620,000
Russell Investment Grade Bond Fund	1,119,635	1,948,094
Russell Short Duration Bond Fund	116,000	1,188,000
Russell Commodity Strategies Fund	32,334,290	—
Russell Global Real Estate Securities Fund	800,000	—
Russell Multi-Strategy Alternative Fund	7,610,000	—

Credit Default Swaps

The fixed income funds and the Russell Multi-Strategy Alternative Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Each fixed income fund and the Russell Multi-Strategy Alternative Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding

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amounts. The Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31, 2013 for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended January 31, 2013, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

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The Funds’ period end credit default swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2013.

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIMCo or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended January 31, 2013, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

The Funds’ period end interest rate swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2013.

Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2013, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash reserves to markets
Russell Global Opportunistic Credit Fund	Exposing cash reserves to markets
Russell Strategic Bond Fund	Hedging
Russell Investment Grade Bond Fund	Exposing cash reserves to markets
Russell Commodity Strategies Fund	Return enhancement and gain exposure to the commodity futures markets
Russell Global Real Estate Securities Fund	Exposing cash reserves to markets

The Funds’ period end index swap contracts, as presented in the tables following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2013.

Currency Swaps

Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

At January 31, 2013, the Funds entered into currency swaps primarily for the strategies listed below:

Fund	Strategies
Russell Multi-Strategy Alternative Fund	Return enhancement and hedging

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The Multi-Strategy Alternative Fund’s period end currency swap contracts, as presented in the tables following the Schedule of Investments, generally is indicative of the volume of its derivative activity during the period ended January 31, 2013.

Commodity-Linked Derivatives

The Russell Commodity Strategies and the Russell Multi-Strategy Alternative Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Alternative Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2013, the Funds had no unfunded loan commitments.

Certificates of Participation

Certain Funds may purchase certificates of participation, also known as participation notes or participation interest notes. Certificates of participation are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of certificates of participation will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in certificates of participation involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of certificates of participation will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the certificates of participation and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the certificates of participation are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Opportunistic Credit and Russell Multi-Strategy Alternative Funds may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the

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performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity and Russell Multi-Strategy Alternative Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. The making of short sales exposes the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The Funds also may use securities it owns to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2013, the Russell U.S. Dynamic Equity Fund held $115,023,087, the Russell U.S. Strategic Equity Fund held $61,017,178 and the Russell Multi-Strategy Alternative Fund held $59,174,734 as collateral.

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

The Funds may invest in emerging markets debt. A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Money Market, Russell Multi-Strategy Alternative and Russell Strategic Call Overwriting Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed

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income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

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Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose, and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any holdings of such securities.

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Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the fixed funds may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Due to Broker

Russell Strategic Bond Fund	$280,000
Russell Investment Grade Bond Fund	90,000
Russell Short Duration Bond Fund	130,000

Inflation-Indexed Bonds

Fixed income funds and the Russell Multi-Strategy Alternative Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by a Fund. This could cause a Fund to underperform other types of investments.

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd.

The Russell Cayman Commodity Strategies Fund Ltd. and Russell Cayman Multi-Strategy Alternative Fund Ltd. (each a “Subsidiary”) are Cayman Island exempted companies and wholly owned subsidiaries of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’ investment objectives and policies specified in the Fund’ prospectus and statement of additional information. Each Fund is the sole shareholder of its respective Subsidiary

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and it is intended that each Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2013, net assets of the Russell Commodity Strategies Fund were $1,312,829,415 of which $275,633,635, or approximately 21%, represents the Fund’s ownership of the shares of its Subsidiary, and net assets of the Russell Multi-Strategy Alternative Fund were $801,447,141 of which $39,210,976, or approximately 5%, represents the Fund’s ownership of the shares of its Subsidiary.

The Russell Commodity Strategies and Russell Multi-Strategy Alternative Funds may invest up to 25% of their total assets in their Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The Schedule of Investments for each of the Russell Commodity Strategies Fund and Russell Multi-Strategy Alternative Fund have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4.	Investment Transactions

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. As of January 31, 2013 to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and the securities lending agent and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by the securities lending agent.

Each Fund that participates in the securities lending program has cash collateral invested in the Russell U.S. Cash Collateral Fund. Prior to August 2012, the Funds that participated in securities lending had a portion of their cash collateral invested in the RIC Liquidating Trust, an unregistered fund managed by the securities lending agent. In August, 2012, the Funds redeemed out of the RIC Liquidating Trust and the proceeds of the redemption were invested in the Russell U.S. Cash Collateral Fund.

As of January 31, 2013, there was no non-cash collateral pledged by the Funds for securities on loan.

5.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered Fund advised by RIMCo. As of January 31, 2013, the Funds had invested $3,741,772,307 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $488,663,087 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

Notes to Quarterly Report	307

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2013 (Unaudited)

6.	Federal Income Taxes

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Defensive Equity Fund	Russell U.S. Dynamic Equity Fund	Russell U.S. Strategic Equity Fund	Russell U.S Large Cap Equity Fund
Cost of Investments	$1,920,071,306	$1,077,164,627	$660,163,228	$2,280,297,875	$254,904,838

Unrealized Appreciation	330,213,180	148,207,722	66,697,977	193,581,755	27,669,342
Unrealized Depreciation	(34,924,813)	(5,733,299)	(9,299,146)	(36,128,696)	(1,887,639)

Net Unrealized Appreciation (Depreciation)	$295,288,367	$142,474,423	$57,398,831	$157,453,059	$25,781,703

	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Cost of Investments	$129,823,912	$1,345,703,052	$4,374,399,059	$2,643,099,353	$1,686,405,482

Unrealized Appreciation	13,451,736	191,626,266	451,989,976	435,812,395	358,002,876
Unrealized Depreciation	(1,386,285)	(40,488,572)	(106,539,337)	(91,476,421)	(66,668,414)

Net Unrealized Appreciation (Depreciation)	$12,065,451	$151,137,694	$345,450,639	$344,335,974	$291,334,462

	Russell Tax- Managed U.S. Large Cap Fund	Russell Tax- Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Cost of Investments	$450,217,134	$146,276,691	$792,767,985	$8,609,431,949	$2,294,026,330

Unrealized Appreciation	153,178,941	50,641,687	44,111,427	280,020,376	54,381,334
Unrealized Depreciation	(5,353,389)	(3,312,061)	(6,542,960)	(67,062,465)	(19,983,431)

Net Unrealized Appreciation (Depreciation)	$147,825,552	$47,329,626	$37,568,467	$212,957,911	$34,397,903

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund
Cost of Investments	$1,411,549,943	$724,525,746	$1,280,784,112	$873,564,296	$1,401,151,841

Unrealized Appreciation	20,299,454	37,902,177	—	77,801,903	320,518,839
Unrealized Depreciation	(4,337,257)	(698,138)	(13,916,628)	(15,724,940)	(4,493,571)

Net Unrealized Appreciation (Depreciation)	$15,962,197	$37,204,039	$(13,916,628)	$62,076,963	$316,025,268

	Russell Multi- Strategy Alternative Fund	Russell Strategic Call Overwriting Fund
Cost of Investments	$740,474,226	$66,176,977

Unrealized Appreciation	25,877,775	4,779,525
Unrealized Depreciation	(9,887,847)	(1,514,104)

Net Unrealized Appreciation (Depreciation)	$15,989,928	$3,265,421

308	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — January 31, 2013 (Unaudited)

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (other than Russell Money Market Fund) in securities that are illiquid. Russell Money Market Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report	309

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — January 31, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

310	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2013 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2013

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 40 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2013 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 8.0%
Russell Commodity Strategies Fund	1,398,920	13,388
Russell Global Infrastructure Fund	1,176,106	13,302
Russell Global Real Estate Securities Fund	328,917	13,278
Russell Multi-Strategy Alternative Fund	1,302,740	13,314

		53,282

Domestic Equities - 7.0%
Russell U.S. Core Equity Fund	715,033	23,124
Russell U.S. Defensive Equity Fund	482,439	16,586
Russell U.S. Dynamic Equity Fund	630,813	6,643

		46,353

Fixed Income - 77.5%
Russell Global Opportunistic Credit Fund	1,258,567	13,265
Russell Investment Grade Bond Fund	5,833,829	129,803
Russell Short Duration Bond Fund	6,119,307	119,632
Russell Strategic Bond Fund	22,697,117	252,392

		515,092

International Equities - 7.5%
Russell Global Equity Fund	3,072,999	29,624
Russell International Developed Markets Fund	621,633	19,973

		49,597

Total Investments - 100.0% (identified cost $602,581)		664,324

Other Assets and Liabilities, Net - (0.0%)		(39)

Net Assets - 100.0%		664,285

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 12.1%
Russell Commodity Strategies Fund	3,173,068	30,366
Russell Global Infrastructure Fund	2,677,635	30,284
Russell Global Real Estate Securities Fund	746,163	30,123
Russell Multi-Strategy Alternative Fund	2,947,586	30,124

		120,897

Domestic Equities - 13.9%
Russell U.S. Core Equity Fund	1,795,117	58,054
Russell U.S. Defensive Equity Fund	1,175,887	40,427
Russell U.S. Dynamic Equity Fund	1,915,369	20,169
Russell U.S. Small Cap Equity Fund	771,639	20,271

		138,921

Fixed Income - 56.8%
Russell Global Opportunistic Credit Fund	1,891,952	19,941
Russell Investment Grade Bond Fund	8,562,550	190,517
Russell Strategic Bond Fund	32,282,756	358,984

		569,442

International Equities - 17.2%
Russell Emerging Markets Fund	1,832,006	35,230
Russell Global Equity Fund	7,721,125	74,432
Russell International Developed Markets Fund	1,966,551	63,185

		172,847

Total Investments - 100.0% (identified cost $886,542)		1,002,107

Other Assets and Liabilities, Net - 0.0%		219

Net Assets - 100.0%		1,002,326

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 13.0%
Russell Commodity Strategies Fund	16,238,499	155,402
Russell Global Infrastructure Fund	10,362,849	117,204
Russell Global Real Estate Securities Fund	2,896,375	116,927
Russell Multi-Strategy Alternative Fund	11,338,815	115,883

		505,416

Domestic Equities - 23.9%
Russell U.S. Core Equity Fund	11,415,262	369,170
Russell U.S. Defensive Equity Fund	5,634,474	193,713
Russell U.S. Dynamic Equity Fund	20,258,115	213,318
Russell U.S. Small Cap Equity Fund	5,883,534	154,560

		930,761

Fixed Income - 37.0%
Russell Global Opportunistic Credit Fund	10,951,475	115,429
Russell Strategic Bond Fund	119,112,411	1,324,530

		1,439,959

International Equities - 26.1%
Russell Emerging Markets Fund	9,133,798	175,643
Russell Global Equity Fund	38,299,114	369,203
Russell International Developed Markets Fund	14,638,091	470,322

		1,015,168

Total Investments - 100.0% (identified cost $3,556,046)		3,891,304

Other Assets and Liabilities, Net - 0.0%		46

Net Assets - 100.0%		3,891,350

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 17.9%
Russell Commodity Strategies Fund	14,686,096	140,546
Russell Global Infrastructure Fund	8,334,814	94,267
Russell Global Real Estate Securities Fund	2,323,196	93,787
Russell Multi-Strategy Alternative Fund	9,103,094	93,034

		421,634

Domestic Equities - 29.8%
Russell U.S. Core Equity Fund	8,879,239	287,155
Russell U.S. Defensive Equity Fund	3,786,844	130,192
Russell U.S. Dynamic Equity Fund	14,591,503	153,648
Russell U.S. Small Cap Equity Fund	4,896,464	128,630

		699,625

Fixed Income - 17.7%
Russell Global Opportunistic Credit Fund	8,784,800	92,592
Russell Strategic Bond Fund	29,014,993	322,646

		415,238

International Equities - 34.6%
Russell Emerging Markets Fund	7,042,690	135,431
Russell Global Equity Fund	31,653,062	305,136
Russell International Developed Markets Fund	11,584,877	372,222

		812,789

Total Investments - 100.0% (identified cost $2,148,820)		2,349,286

Other Assets and Liabilities, Net - (0.0%)		(999)

Net Assets - 100.0%		2,348,287

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 20.0%
Russell Commodity Strategies Fund	6,481,542	62,029
Russell Global Infrastructure Fund	3,651,130	41,294
Russell Global Real Estate Securities Fund	1,270,699	51,298
Russell Multi-Strategy Alternative Fund	5,003,304	51,134

		205,755

Domestic Equities - 36.0%
Russell U.S. Core Equity Fund	4,609,977	149,087
Russell U.S. Defensive Equity Fund	1,651,147	56,766
Russell U.S. Dynamic Equity Fund	9,288,481	97,808
Russell U.S. Small Cap Equity Fund	2,541,629	66,768

		370,429

Fixed Income - 3.7%
Russell Global Opportunistic Credit Fund	3,641,588	38,382

International Equities - 40.3%
Russell Emerging Markets Fund	4,166,737	80,127
Russell Global Equity Fund	13,859,472	133,605
Russell International Developed Markets Fund	6,278,797	201,738

		415,470

Total Investments - 100.0% (identified cost $956,389)		1,030,036

Other Assets and Liabilities, Net - (0.0%)		(372)

Net Assets - 100.0%		1,029,664

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 5.6%
Russell Commodity Strategies Fund	178,298	1,706
Russell Global Real Estate Securities Fund	41,777	1,687

		3,393

Domestic Equities - 15.0%
Russell U.S. Core Equity Fund	82,014	2,652
Russell U.S. Defensive Equity Fund	98,143	3,374
Russell U.S. Dynamic Equity Fund	148,873	1,568
Russell U.S. Small Cap Equity Fund	55,338	1,454

		9,048

Fixed Income - 64.0%
Russell Investment Grade Bond Fund	542,380	12,068
Russell Short Duration Bond Fund	123,417	2,413
Russell Strategic Bond Fund	2,169,761	24,128

		38,609

International Equities - 15.4%
Russell Emerging Markets Fund	50,192	965
Russell Global Equity Fund	362,579	3,495
Russell International Developed Markets Fund	150,184	4,825

		9,285

Total Investments - 100.0% (identified cost $53,267)		60,335

Other Assets and Liabilities, Net - (0.0%)		(6)

Net Assets - 100.0%		60,329

See accompanying notes which are an integral part of this quarterly report.

8	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.3%
Russell Commodity Strategies Fund	838,352	8,023
Russell Global Real Estate Securities Fund	178,611	7,211

		15,234

Domestic Equities - 20.3%
Russell U.S. Core Equity Fund	483,850	15,648
Russell U.S. Defensive Equity Fund	441,510	15,179
Russell U.S. Dynamic Equity Fund	959,407	10,103
Russell U.S. Small Cap Equity Fund	303,359	7,969

		48,899

Fixed Income - 53.9%
Russell Investment Grade Bond Fund	1,511,359	33,627
Russell Strategic Bond Fund	8,638,561	96,061

		129,688

International Equities - 19.5%
Russell Emerging Markets Fund	287,531	5,529
Russell Global Equity Fund	1,651,408	15,919
Russell International Developed Markets Fund	790,216	25,390

		46,838

Total Investments - 100.0% (identified cost $199,907)		240,659

Other Assets and Liabilities, Net - (0.0%)		(24)

Net Assets - 100.0%		240,635

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund	9

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 6.9%
Russell Commodity Strategies Fund	240,016	2,297
Russell Global Real Estate Securities Fund	43,657	1,762

		4,059

Domestic Equities - 26.9%
Russell U.S. Core Equity Fund	172,893	5,591
Russell U.S. Defensive Equity Fund	118,063	4,059
Russell U.S. Dynamic Equity Fund	368,932	3,885
Russell U.S. Small Cap Equity Fund	87,446	2,297

		15,832

Fixed Income - 42.0%
Russell Investment Grade Bond Fund	52,913	1,178
Russell Strategic Bond Fund	2,117,279	23,544

		24,722

International Equities - 24.2%
Russell Emerging Markets Fund	88,767	1,707
Russell Global Equity Fund	476,071	4,590
Russell International Developed Markets Fund	247,191	7,942

		14,239

Total Investments - 100.0% (identified cost $50,127)		58,852

Other Assets and Liabilities, Net - (0.0%)		(7)

Net Assets - 100.0%		58,845

See accompanying notes which are an integral part of this quarterly report.

10	2025 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 9.1%
Russell Commodity Strategies Fund	1,067,938	10,220
Russell Global Real Estate Securities Fund	173,253	6,994

		17,214

Domestic Equities - 34.8%
Russell U.S. Core Equity Fund	760,198	24,585
Russell U.S. Defensive Equity Fund	430,561	14,802
Russell U.S. Dynamic Equity Fund	1,532,299	16,135
Russell U.S. Small Cap Equity Fund	397,480	10,442

		65,964

Fixed Income - 25.4%
Russell Strategic Bond Fund	4,335,304	48,209

International Equities - 30.7%
Russell Emerging Markets Fund	360,527	6,933
Russell Global Equity Fund	1,874,480	18,070
Russell International Developed Markets Fund	1,038,246	33,359

		58,362

Total Investments - 100.0% (identified cost $149,561)		189,749

Other Assets and Liabilities, Net - (0.0%)		(11)

Net Assets - 100.0%		189,738

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund	11

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	181,817	1,740
Russell Global Real Estate Securities Fund	35,505	1,433

		3,173

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	141,854	4,588
Russell U.S. Defensive Equity Fund	66,688	2,293
Russell U.S. Dynamic Equity Fund	313,118	3,297
Russell U.S. Small Cap Equity Fund	70,998	1,865

		12,043

Fixed Income - 10.0%
Russell Strategic Bond Fund	258,027	2,869

International Equities - 37.0%
Russell Emerging Markets Fund	67,119	1,291
Russell Global Equity Fund	342,072	3,297
Russell International Developed Markets Fund	187,601	6,028

		10,616

Total Investments - 100.0% (identified cost $23,351)		28,701

Other Assets and Liabilities, Net - (0.0%)		(5)

Net Assets - 100.0%		28,696

See accompanying notes which are an integral part of this quarterly report.

12	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	907,212	8,682
Russell Global Real Estate Securities Fund	177,890	7,181

		15,863

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	713,481	23,074
Russell U.S. Defensive Equity Fund	335,914	11,549
Russell U.S. Dynamic Equity Fund	1,572,269	16,556
Russell U.S. Small Cap Equity Fund	357,398	9,389

		60,568

Fixed Income - 9.9%
Russell Strategic Bond Fund	1,284,019	14,278

International Equities - 37.1%
Russell Emerging Markets Fund	334,826	6,439
Russell Global Equity Fund	1,724,808	16,627
Russell International Developed Markets Fund	944,445	30,345

		53,411

Total Investments - 100.0% (identified cost $109,991)		144,120

Other Assets and Liabilities, Net - 0.0%		19

Net Assets - 100.0%		144,139

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund	13

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	85,409	817
Russell Global Real Estate Securities Fund	16,761	677

		1,494

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	66,983	2,166
Russell U.S. Defensive Equity Fund	31,496	1,083
Russell U.S. Dynamic Equity Fund	147,882	1,557
Russell U.S. Small Cap Equity Fund	33,655	884

		5,690

Fixed Income - 10.0%
Russell Strategic Bond Fund	121,779	1,354

International Equities - 37.0%
Russell Emerging Markets Fund	31,688	609
Russell Global Equity Fund	161,485	1,557
Russell International Developed Markets Fund	88,471	2,843

		5,009

Total Investments - 100.0% (identified cost $10,861)		13,547

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		13,545

See accompanying notes which are an integral part of this quarterly report.

14	2045 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	106,839	1,023
Russell Global Real Estate Securities Fund	20,916	844

		1,867

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	83,591	2,704
Russell U.S. Defensive Equity Fund	39,303	1,351
Russell U.S. Dynamic Equity Fund	184,548	1,943
Russell U.S. Small Cap Equity Fund	41,985	1,103

		7,101

Fixed Income - 10.0%
Russell Strategic Bond Fund	151,966	1,690

International Equities - 37.0%
Russell Emerging Markets Fund	39,548	760
Russell Global Equity Fund	201,520	1,943
Russell International Developed Markets Fund	110,406	3,547

		6,250

Total Investments - 100.0% (identified cost $12,513)		16,908

Other Assets and Liabilities, Net - (0.0%)		(2)

Net Assets - 100.0%		16,906

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund	15

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	10,821	104
Russell Global Real Estate Securities Fund	2,117	85

		189

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	8,460	274
Russell U.S. Defensive Equity Fund	3,979	137
Russell U.S. Dynamic Equity Fund	18,666	196
Russell U.S. Small Cap Equity Fund	4,239	111

		718

Fixed Income - 10.0%
Russell Strategic Bond Fund	15,368	171

International Equities - 37.1%
Russell Emerging Markets Fund	3,998	77
Russell Global Equity Fund	20,432	197
Russell International Developed Markets Fund	11,246	361

		635

Total Investments - 100.1% (identified cost $1,544)		1,713

Other Assets and Liabilities, Net - (0.1%)		(1)

Net Assets - 100.0%		1,712

See accompanying notes which are an integral part of this quarterly report.

16	2055 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — January 31, 2013 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Fair Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Alternative Funds - 5.2%
Russell Commodity Strategies Fund	193,031	1,847
Russell Global Real Estate Securities Fund	45,678	1,844

		3,691

Domestic Equities - 13.0%
Russell U.S. Core Equity Fund	83,468	2,699
Russell U.S. Defensive Equity Fund	107,352	3,691
Russell U.S. Dynamic Equity Fund	148,425	1,563
Russell U.S. Small Cap Equity Fund	48,654	1,278

		9,231

Fixed Income - 68.0%
Russell Investment Grade Bond Fund	639,411	14,227
Russell Short Duration Bond Fund	290,904	5,687
Russell Strategic Bond Fund	2,556,818	28,432

		48,346

International Equities - 13.8%
Russell Emerging Markets Fund	44,373	853
Russell Global Equity Fund	412,378	3,975
Russell International Developed Markets Fund	154,634	4,969

		9,797

Total Investments - 100.0% (identified cost $59,204)		71,065

Other Assets and Liabilities, Net - (0.0%)		(11)

Net Assets - 100.0%		71,054

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — January 31, 2013 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 40 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” which seeks to achieve its objective by investing in a combination of several other RIC Funds (“Underlying Funds”). The Funds intend their strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following table shows the Funds’ allocations to underlying alternative funds, underlying domestic equity funds, underlying fixed income funds, and underlying international equity funds.

	Asset Allocation Targets as of August 15, 2012*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Alternative Funds**
Russell Commodity Strategies Fund	2%	3%	4%	6%	6%
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5
Russell Multi-Strategy Alternative Fund	2	3	3	4	5
Domestic Equity Funds
Russell U.S. Core Equity Fund	2	4	7	10	12
Russell U.S. Defensive Equity Fund***	3	4	5	5	6
Russell U.S. Dynamic Equity Fund****	1	2	6	6	9
Russell U.S. Small Cap Equity Fund	—	2	4	6	7
Fixed Income Funds
Russell Global Opportunistic Credit Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	6
Russell Global Equity Fund	4	7	9	13	13
Russell International Developed Markets Fund	4	8	14	18	22

	100%	100%	100%	100%	100%

*	Prospectus dated February 29, 2012, as supplemented through August 15, 2012.

**	Alternative Funds consist of registered investment companies that seek low correlation to equity and/or fixed income investments.

***	Formerly, Russell U.S. Quantitative Equity Fund.

****	Formerly, Russell U.S. Growth Fund.

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2013 (Unaudited)

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” which seeks to achieve its objective by investing in a combination of several of the Underlying Funds. Each Fund currently intends to invest only in the Underlying Funds. The 2015 Strategy, 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. In the future, the Funds may also invest in other Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

The following tables show the Funds’ allocations to underlying alternative funds, underlying domestic equity funds, underlying fixed income funds, and underlying international equity funds.

	Asset Allocation Targets as of August 15, 2012*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

Alternative Funds**
Russell Commodity Strategies Fund	3%	3%	4%	6%	6%
Russell Global Real Estate Securities Fund	3	3	3	4	5
Domestic Equity Funds
Russell U.S. Core Equity Fund	5	7	11	14	16
Russell U.S. Defensive Equity Fund***	6	6	7	8	8
Russell U.S. Dynamic Equity Fund****	3	5	7	9	12
Russell U.S. Small Cap Equity Fund	3	4	4	6	6
Fixed Income Funds
Russell Investment Grade Bond Fund	20	12	—	—	—
Russell Short Duration Bond Fund	2	—	—	—	—
Russell Strategic Bond Fund	40	40	39	22	10
International Equity Funds
Russell Emerging Markets Fund	1	2	3	4	4
Russell Global Equity Fund	6	7	8	9	12
Russell International Developed Markets Fund	8	11	14	18	21

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of August 15, 2012*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

Alternative Funds**
Russell Commodity Strategies Fund	6%	6%	6%	6%	3%
Russell Global Real Estate Securities Fund	5	5	5	5	3
Domestic Equity Funds
Russell U.S. Core Equity Fund	16	16	16	16	4
Russell U.S. Defensive Equity Fund***	8	8	8	8	5
Russell U.S. Dynamic Equity Fund****	12	12	12	12	2
Russell U.S. Small Cap Equity Fund	6	6	6	6	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
International Equity Funds
Russell Emerging Markets Fund	4	4	4	4	1
Russell Global Equity Fund	12	12	12	12	5
Russell International Developed Markets Fund	21	21	21	21	7

	100%	100%	100%	100%	100%

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2013 (Unaudited)

*	Prospectus dated February 29, 2012, as supplemented through August 15, 2012.

**	Alternative Funds consist of registered investment companies that seek low correlation to equity and/or fixed income investments.

***	Formerly, Russell U.S. Quantitative Equity Fund.

****	Formerly, Russell U.S. Growth Fund.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, (such as interest rates, yield curves, implied volatilities, credit spreads) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

The levels associated with valuing the Funds’ investments for the period ended January 31, 2013 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2013 (Unaudited)

Market, Credit and Counterparty Risk

In the normal course of business, the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying Funds may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying Funds’ financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

3.	Federal Income Taxes

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$607,009,803	$895,915,295	$3,586,905,472	$2,176,259,474	$984,758,726

Unrealized Appreciation	57,611,409	107,152,627	340,174,116	197,215,290	67,851,999
Unrealized Depreciation	(297,369)	(961,274)	(35,776,033)	(24,189,066)	(22,575,077)

Net Unrealized Appreciation (Depreciation)	$57,314,040	$106,191,353	$304,398,083	$173,026,224	$45,276,922

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$53,719,091	$203,688,262	$50,696,717	$152,073,300	$23,674,335

Unrealized Appreciation	6,665,648	37,226,967	8,233,938	38,059,567	5,069,134
Unrealized Depreciation	(49,679)	(256,098)	(78,807)	(383,712)	(42,416)

Net Unrealized Appreciation (Depreciation)	$6,615,969	$36,970,869	$8,155,131	$37,675,855	$5,026,718

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$112,654,516	$11,051,311	$12,706,261	$1,546,344	$60,629,435

Unrealized Appreciation	31,728,586	2,506,742	4,217,634	171,695	10,477,020
Unrealized Depreciation	(262,948)	(10,823)	(15,893)	(4,616)	(41,071)

Net Unrealized Appreciation (Depreciation)	$31,465,638	$2,495,919	$4,201,741	$167,079	$10,435,949

4.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was available to be issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures.

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

22	Shareholder Requests for Additional Information

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: March 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: March 29, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: March 29, 2013